UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co. Incorporated

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Baird Ultra Short Bond Fund
Investor Class Shares | BUBSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$20	0.40%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,645,668,615
Number of Holdings	376
Portfolio Turnover	44%
Average Credit Quality	A+
Effective Duration	0.53 years

Weighted Average Maturity	0.56 years
30-Day SEC Yield	4.88%
30-Day SEC Yield Unsubsidized	4.73%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Ultra Short Bond Fund	PAGE 1	TSR_SAR_057071714

Baird Ultra Short Bond Fund
Institutional Class Shares | BUBIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$8	0.15%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,645,668,615
Number of Holdings	376
Portfolio Turnover	44%
Average Credit Quality	A+
Effective Duration	0.53 years

Weighted Average Maturity	0.56 years
30-Day SEC Yield	5.13%
30-Day SEC Yield Unsubsidized	4.98%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Ultra Short Bond Fund	PAGE 1	TSR_SAR_057071722

Baird Short-Term Bond Fund
Investor Class Shares | BSBSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$10,353,722,233
Number of Holdings	467
Portfolio Turnover	47%
Average Credit Quality	AA-

Effective Duration	1.85 years
Weighted Average Maturity	2.02 years
30-Day SEC Yield	4.53%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 1	TSR_SAR_057071730

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Short-Term Bond Fund	PAGE 2	TSR_SAR_057071730

Baird Short-Term Bond Fund
Institutional Class Shares | BSBIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$10,353,722,233
Number of Holdings	467
Portfolio Turnover	47%
Average Credit Quality	AA-

Effective Duration	1.85 years
Weighted Average Maturity	2.02 years
30-Day SEC Yield	4.78%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 1	TSR_SAR_057071409

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Short-Term Bond Fund	PAGE 2	TSR_SAR_057071409

Baird Intermediate Bond Fund
Investor Class Shares | BIMSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,866,903,814
Number of Holdings	745
Portfolio Turnover	26%
Average Credit Quality	AA-

Effective Duration	3.76 years
Weighted Average Maturity	4.36 years
30-Day SEC Yield	4.34%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 1	TSR_SAR_057071706

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Intermediate Bond Fund	PAGE 2	TSR_SAR_057071706

Baird Intermediate Bond Fund
Institutional Class Shares | BIMIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,866,903,814
Number of Holdings	745
Portfolio Turnover	26%
Average Credit Quality	AA-

Effective Duration	3.76 years
Weighted Average Maturity	4.36 years
30-Day SEC Yield	4.59%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 1	TSR_SAR_057071805

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Intermediate Bond Fund	PAGE 2	TSR_SAR_057071805

Baird Aggregate Bond Fund
Investor Class Shares | BAGSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$46,399,392,040
Number of Holdings	1,810
Portfolio Turnover	17%
Average Credit Quality	AA

Effective Duration	6.13 years
Weighted Average Maturity	8.23 years
30-Day SEC Yield	4.22%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 1	TSR_SAR_057071862

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Aggregate Bond Fund	PAGE 2	TSR_SAR_057071862

Baird Aggregate Bond Fund
Institutional Class Shares | BAGIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$46,399,392,040
Number of Holdings	1,810
Portfolio Turnover	17%
Average Credit Quality	AA

Effective Duration	6.13 years
Weighted Average Maturity	8.23 years
30-Day SEC Yield	4.47%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 1	TSR_SAR_057071854

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Aggregate Bond Fund	PAGE 2	TSR_SAR_057071854

Baird Core Plus Bond Fund
Investor Class Shares | BCOSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$30,371,634,739
Number of Holdings	1,630
Portfolio Turnover	19%
Average Credit Quality	AA

Effective Duration	5.90 years
Weighted Average Maturity	7.97 years
30-Day SEC Yield	4.41%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 1	TSR_SAR_057071888

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Core Plus Bond Fund	PAGE 2	TSR_SAR_057071888

Baird Core Plus Bond Fund
Institutional Class Shares | BCOIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$30,371,634,739
Number of Holdings	1,630
Portfolio Turnover	19%
Average Credit Quality	AA

Effective Duration	5.90 years
Weighted Average Maturity	7.97 years
30-Day SEC Yield	4.66%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 1	TSR_SAR_057071870

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Core Plus Bond Fund	PAGE 2	TSR_SAR_057071870

Baird Short-Term Municipal Bond Fund
Investor Class Shares | BTMSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,537,883,393
Number of Holdings	1,056
Portfolio Turnover	16%
Average Credit Quality	A+

Effective Duration	2.13 years
Weighted Average Maturity	2.45 years
30-Day SEC Yield	3.30%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR_SAR_057071623

Baird Short-Term Municipal Bond Fund
Institutional Class Shares | BTMIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,537,883,393
Number of Holdings	1,056
Portfolio Turnover	16%
Average Credit Quality	A+

Effective Duration	2.13 years
Weighted Average Maturity	2.45 years
30-Day SEC Yield	3.55%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR_SAR_057071631

Baird Strategic Municipal Bond Fund
Investor Class Shares | BSNSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,224,285,632
Number of Holdings	1,151
Portfolio Turnover	22%
Average Credit Quality	A+

Effective Duration	3.95 years
Weighted Average Maturity	4.25 years
30-Day SEC Yield	3.41%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Strategic Municipal Bond Fund	PAGE 1	TSR_SAR_057071524

Baird Strategic Municipal Bond Fund
Institutional Class Shares | BSNIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,224,285,632
Number of Holdings	1,151
Portfolio Turnover	22%
Average Credit Quality	A+

Effective Duration	3.95 years
Weighted Average Maturity	4.25 years
30-Day SEC Yield	3.66%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Strategic Municipal Bond Fund	PAGE 1	TSR_SAR_057071516

Baird Quality Intermediate Municipal Bond Fund
Investor Class Shares | BMBSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,049,246,273
Number of Holdings	602
Portfolio Turnover	8%
Average Credit Quality	AA+

Effective Duration	4.12 years
Weighted Average Maturity	4.48 years
30-Day SEC Yield	3.07%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR_SAR_057071508

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Quality Intermediate Municipal Bond Fund	PAGE 2	TSR_SAR_057071508

Baird Quality Intermediate Municipal Bond Fund
Institutional Class Shares | BMBIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,049,246,273
Number of Holdings	602
Portfolio Turnover	8%
Average Credit Quality	AA+

Effective Duration	4.12 years
Weighted Average Maturity	4.48 years
30-Day SEC Yield	3.32%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR_SAR_057071607

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Quality Intermediate Municipal Bond Fund	PAGE 2	TSR_SAR_057071607

Baird Core Intermediate Municipal Bond Fund
Investor Class Shares | BMNSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,459,174,556
Number of Holdings	2,406
Portfolio Turnover	13%
Average Credit Quality	AA-

Effective Duration	4.55 years
Weighted Average Maturity	4.81 years
30-Day SEC Yield	3.43%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR_SAR_057071649

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Core Intermediate Municipal Bond Fund	PAGE 2	TSR_SAR_057071649

Baird Core Intermediate Municipal Bond Fund
Institutional Class Shares | BMNIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,459,174,556
Number of Holdings	2,406
Portfolio Turnover	13%
Average Credit Quality	AA-

Effective Duration	4.55 years
Weighted Average Maturity	4.81 years
30-Day SEC Yield	3.68%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR_SAR_057071656

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Core Intermediate Municipal Bond Fund	PAGE 2	TSR_SAR_057071656

Baird Municipal Bond Fund
Investor Class Shares | BMQSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$27	0.55%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$238,702,581
Number of Holdings	468
Portfolio Turnover	25%
Average Credit Quality	A

Effective Duration	6.10 years
Weighted Average Maturity	7.11 years
30-Day SEC Yield	3.56%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Municipal Bond Fund	PAGE 1	TSR_SAR_057071490

Baird Municipal Bond Fund
Institutional Class Shares | BMQIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$15	0.30%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$238,702,581
Number of Holdings	468
Portfolio Turnover	25%
Average Credit Quality	A

Effective Duration	6.10 years
Weighted Average Maturity	7.11 years
30-Day SEC Yield	3.81%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Sector Breakdown (% of total investments)

Credit Rating Breakdown (% of total investments)*

*	The credit rating quality profile is calculated on a market value-weighted basis as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Municipal Bond Fund	PAGE 1	TSR_SAR_057071482

Baird Mid Cap Growth Fund
Investor Class Shares | BMDSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$51	1.06%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$2,229,654,959
Number of Holdings	59

Portfolio Turnover	19%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Securities	(% of total investments)
First American Government Obligations Fund	3.0%
Dexcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.6%
ICON PLC	2.5%
CDW Corp.	2.5%
IDEXX Laboratories, Inc.	2.5%
Tyler Technologies, Inc.	2.4%
Diamondback Energy, Inc.	2.4%
Copart, Inc.	2.3%
Burlington Stores, Inc.	2.3%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Mid Cap Growth Fund	PAGE 1	TSR_SAR_057071821

Baird Mid Cap Growth Fund
Institutional Class Shares | BMDIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$39	0.81%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$2,229,654,959
Number of Holdings	59

Portfolio Turnover	19%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Securities	(% of total investments)
First American Government Obligations Fund	3.0%
Dexcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.6%
ICON PLC	2.5%
CDW Corp.	2.5%
IDEXX Laboratories, Inc.	2.5%
Tyler Technologies, Inc.	2.4%
Diamondback Energy, Inc.	2.4%
Copart, Inc.	2.3%
Burlington Stores, Inc.	2.3%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Mid Cap Growth Fund	PAGE 1	TSR_SAR_057071813

Baird Small/Mid Cap Growth Fund
Investor Class Shares | BSGSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$54	1.10%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$164,712,797
Number of Holdings	63

Portfolio Turnover	38%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Securities	(% of total investments)
BWX Technologies, Inc.	3.2%
Descartes Systems Group, Inc.	2.7%
Kadant, Inc.	2.6%
Tyler Technologies, Inc.	2.6%
Shift4 Payments, Inc.	2.5%
Watsco, Inc.	2.4%
Insulet Corp.	2.4%
Kinsale Capital Group, Inc.	2.3%
Matador Resources Co.	2.3%
IDEX Corp.	2.2%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR_SAR_057071532

Baird Small/Mid Cap Growth Fund
Institutional Class Shares | BSGIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$41	0.85%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$164,712,797
Number of Holdings	63

Portfolio Turnover	38%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Securities	(% of total investments)
BWX Technologies, Inc.	3.2%
Descartes Systems Group, Inc.	2.7%
Kadant, Inc.	2.6%
Tyler Technologies, Inc.	2.6%
Shift4 Payments, Inc.	2.5%
Watsco, Inc.	2.4%
Insulet Corp.	2.4%
Kinsale Capital Group, Inc.	2.3%
Matador Resources Co.	2.3%
IDEX Corp.	2.2%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR_SAR_057071540

Baird Equity Opportunity Fund
Investor Class Shares | BSVSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$76	1.50%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$64,158,134
Number of Holdings	43

Portfolio Turnover	38%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Securities	(% of total investments)
Cadre Holdings, Inc.	5.6%
Chefs’ Warehouse, Inc.	5.5%
Universal Display Corp.	5.5%
Sportradar Group AG	5.4%
Fluor Corp.	5.3%
Envestnet, Inc.	4.6%
Merit Medical Systems, Inc.	4.5%
Madison Square Garden Sports Corp.	4.3%
Valmont Industries, Inc.	4.0%
AvidXchange Holdings, Inc.	4.0%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Equity Opportunity Fund	PAGE 1	TSR_SAR_057071755

Baird Equity Opportunity Fund
Institutional Class Shares | BSVIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$63	1.25%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$64,158,134
Number of Holdings	43

Portfolio Turnover	38%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Securities	(% of total investments)
Cadre Holdings, Inc.	5.6%
Chefs’ Warehouse, Inc.	5.5%
Universal Display Corp.	5.5%
Sportradar Group AG	5.4%
Fluor Corp.	5.3%
Envestnet, Inc.	4.6%
Merit Medical Systems, Inc.	4.5%
Madison Square Garden Sports Corp.	4.3%
Valmont Industries, Inc.	4.0%
AvidXchange Holdings, Inc.	4.0%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Equity Opportunity Fund	PAGE 1	TSR_SAR_057071748

Baird Chautauqua International Growth Fund
Investor Class Shares | CCWSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$54	1.05%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$942,926,034
Number of Holdings	32

Portfolio Turnover	8%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Geographic Breakdown (% of total investments)

Top 10 Securities (% of total investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Waste Connections, Inc.	5.1%
Constellation Software, Inc.	5.0%
ASML Holding NV	5.0%
Novo Nordisk AS	4.9%
Tata Consultancy Services Ltd.	4.6%
HDFC Bank Ltd.	4.4%
Recruit Holdings Co. Ltd.	4.0%
Prosus NV	3.9%
Keyence Corp.	3.8%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 1	TSR-SAR-057071565

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Chautauqua International Growth Fund	PAGE 2	TSR-SAR-057071565

Baird Chautauqua International Growth Fund
Institutional Class Shares | CCWIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$41	0.80%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$942,926,034
Number of Holdings	32

Portfolio Turnover	8%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Geographic Breakdown (% of total investments)

Top 10 Securities (% of total investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Waste Connections, Inc.	5.1%
Constellation Software, Inc.	5.0%
ASML Holding NV	5.0%
Novo Nordisk AS	4.9%
Tata Consultancy Services Ltd.	4.6%
HDFC Bank Ltd.	4.4%
Recruit Holdings Co. Ltd.	4.0%
Prosus NV	3.9%
Keyence Corp.	3.8%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 1	TSR_SAR-057071557

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Chautauqua International Growth Fund	PAGE 2	TSR_SAR-057071557

Baird Chautauqua Global Growth Fund
Investor Class Shares | CCGSX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$56	1.05%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$365,661,820
Number of Holdings	44

Portfolio Turnover	7%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Geographic Breakdown (% of total investments)

Top 10 Securities (% of total investments)
NVIDIA Corp.	5.1%
Alphabet, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Novo Nordisk AS	4.2%
Mastercard, Inc.	4.0%
ASML Holding NV	4.0%
Constellation Software, Inc.	3.8%
Regeneron Pharmaceuticals, Inc.	3.7%
Waste Connections, Inc.	3.5%
Amazon.com, Inc.	3.4%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-SAR-057071573

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Chautauqua Global Growth Fund	PAGE 2	TSR-SAR-057071573

Baird Chautauqua Global Growth Fund
Institutional Class Shares | CCGIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund for the period of January 1, 2024, to June 30, 2024.  You can find additional information about the Fund at https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346. You can also request this information by contacting us at 1-866-442-2473.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$43	0.80%
Key Fund Statistics (as of June 30, 2024)

Net Assets	$365,661,820
Number of Holdings	44

Portfolio Turnover	7%
Visit https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346 for performance information.
What did the Fund invest in? (as of June 30, 2024)
Geographic Breakdown (% of total investments)

Top 10 Securities (% of total investments)
NVIDIA Corp.	5.1%
Alphabet, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Novo Nordisk AS	4.2%
Mastercard, Inc.	4.0%
ASML Holding NV	4.0%
Constellation Software, Inc.	3.8%
Regeneron Pharmaceuticals, Inc.	3.7%
Waste Connections, Inc.	3.5%
Amazon.com, Inc.	3.4%
Sector Breakdown (% of total investments)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Baird Funds, Inc. documents not be householded, please contact Baird Funds, Inc. at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Baird Funds, Inc. or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-SAR-057071581

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.bairdassetmanagement.com/baird-funds/investor-resources/#horzTab-11346.
Baird Chautauqua Global Growth Fund	PAGE 2	TSR-SAR-057071581

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)	The complete Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, Baird Chautauqua Global Growth Fund (collectively, the “Equity Funds”), Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (collectively, the “Bond Funds”) are included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements and Other Information Baird Funds
June 30, 2024 (Unaudited)

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 50.1%
Financials - 22.3%
ABN AMRO Bank NV, 4.75%, 07/28/2025(a)	$ 43,684,000	$ 43,075,505
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
2.88%, 08/14/2024 (Callable 07/17/2024)	2,300,000	2,290,783
1.65%, 10/29/2024 (Callable 09/29/2024)	18,762,000	18,507,805
1.75%, 10/29/2024 (Callable 08/01/2024)	17,885,000	17,645,790
3.50%, 01/15/2025 (Callable 11/15/2024)	1,125,000	1,110,895
6.50%, 07/15/2025 (Callable 06/15/2025)	1,000,000	1,007,647
Air Lease Corp.
4.25%, 09/15/2024 (Callable 08/01/2024)	27,933,000	27,838,581
2.30%, 02/01/2025 (Callable 01/01/2025)	1,324,000	1,295,693
3.25%, 03/01/2025 (Callable 01/01/2025)	1,815,000	1,782,973
3.38%, 07/01/2025 (Callable 06/01/2025)	16,500,000	16,122,903
Aircastle Ltd., 5.25%, 08/11/2025 (Callable 07/11/2025)(a)	40,664,000	40,350,901
Ally Financial, Inc., 4.63%, 03/30/2025	4,029,000	3,991,578
Aviation Capital Group LLC
5.50%, 12/15/2024 (Callable 11/15/2024)(a)	22,176,000	22,117,773
4.13%, 08/01/2025 (Callable 06/01/2025)(a)	10,518,000	10,317,489
Banco Bilbao Vizcaya Argentaria SA, 5.86% to 09/14/2025 then 1 yr. CMT Rate + 2.30%, 09/14/2026 (Callable 09/14/2025)	4,600,000	4,600,244
Banco Santander SA, 5.15%, 08/18/2025	12,700,000	12,601,198
Bank of America Corp.
3.37% to 01/23/2025 then 3 mo. Term SOFR + 1.07%, 01/23/2026 (Callable 01/23/2025)	15,000,000	14,792,419
1.32% to 06/19/2025 then SOFR + 1.15%, 06/19/2026 (Callable 06/19/2025)	12,817,000	12,281,367
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026 (Callable 07/22/2025)	11,445,000	11,334,654
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025)(a)	15,805,000	15,881,703

	Par	Value
Barclays PLC, 2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	$ 35,484,000	$ 34,596,340
BGC Group, Inc., 3.75%, 10/01/2024 (Callable 09/01/2024)	13,500,000	13,396,431
BNP Paribas SA
4.25%, 10/15/2024	17,087,000	16,996,083
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024)(a)	8,940,000	8,828,692
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(a)	21,400,000	20,686,870
BPCE SA
5.15%, 07/21/2024(a)	3,735,000	3,731,544
4.50%, 03/15/2025(a)	47,548,000	46,911,588
Brixmor Operating Partnership LP, 3.85%, 02/01/2025 (Callable 11/01/2024)	31,355,000	31,013,971
Citigroup, Inc., 6.05% (SOFR + 0.69%), 10/30/2024 (Callable 09/30/2024)	52,580,000	52,628,373
Citizens Bank NA/Providence RI, 5.28% to 01/26/2025 then SOFR + 1.02%, 01/26/2026 (Callable 01/26/2025)	19,100,000	18,984,913
CNO Global Funding, 1.65%, 01/06/2025(a)	2,850,000	2,784,928
Cooperatieve Rabobank UA
4.38%, 08/04/2025	1,770,000	1,742,153
1.34% to 06/24/2025 then 1 yr. CMT Rate + 1.00%, 06/24/2026 (Callable 06/24/2025)(a)	13,931,000	13,344,080
Credit Agricole SA, 4.38%, 03/17/2025(a)	16,326,000	16,134,874
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025)(a)	21,256,000	20,461,821
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025 (Callable 12/20/2024)(a)(b)	1,914,000	1,888,648
6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025)(a)	8,351,000	8,373,486
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	12,800,000	12,167,157

The accompanying notes are an integral part of these financial statements.

1

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Deutsche Bank AG/New York NY
3.96% to 11/26/2024 then SOFR + 2.58%, 11/26/2025 (Callable 11/26/2024)	$ 41,239,000	$ 40,886,743
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026 (Callable 07/14/2025)	11,400,000	11,410,029
Discover Bank, 2.45%, 09/12/2024 (Callable 08/12/2024)	31,674,000	31,452,921
Discover Financial Services, 3.75%, 03/04/2025 (Callable 12/04/2024)	2,200,000	2,170,923
Fifth Third Bank NA, 5.85% to 10/27/2024 then SOFR + 1.23%, 10/27/2025 (Callable 10/27/2024)	2,520,000	2,517,787
Goldman Sachs Group, Inc.
5.84% (SOFR + 0.49%), 10/21/2024 (Callable 09/21/2024)	16,930,000	16,931,862
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025 (Callable 09/29/2024)	25,767,000	25,600,969
Healthpeak OP LLC, 3.40%, 02/01/2025 (Callable 11/01/2024)	428,000	421,643
Host Hotels & Resorts LP, 4.00%, 06/15/2025 (Callable 03/15/2025)	3,625,000	3,564,448
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	24,500,000	23,711,810
2.10% to 06/04/2025 then SOFR + 1.93%, 06/04/2026 (Callable 06/04/2025)	8,625,000	8,338,653
Huntington National Bank, 5.70% to 11/18/2024 then SOFR + 1.22%, 11/18/2025 (Callable 11/18/2024)	8,770,000	8,756,620
Jackson National Life Global Funding, 1.75%, 01/12/2025(a)	3,500,000	3,422,147
Jefferies Financial Group, Inc., 6.05%, 03/12/2025 (Callable 09/12/2024)	37,775,000	37,749,993
JPMorgan Chase & Co.
2.30% to 10/15/2024 then SOFR + 1.16%, 10/15/2025 (Callable 10/15/2024)	1,546,000	1,530,464
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	39,952,000	38,795,810

	Par	Value
Kilroy Realty LP, 3.45%, 12/15/2024 (Callable 09/15/2024)	$ 1,505,000	$ 1,486,550
Kimco Realty OP LLC
3.30%, 02/01/2025 (Callable 12/01/2024)	6,352,000	6,255,735
3.85%, 06/01/2025 (Callable 03/01/2025)	3,703,000	3,640,978
Kite Realty Group Trust, 4.00%, 03/15/2025 (Callable 12/15/2024)	4,696,000	4,625,252
Liberty Mutual Insurance Co., 8.50%, 05/15/2025(a)	1,063,000	1,083,798
Lincoln National Corp., 3.35%, 03/09/2025	17,005,000	16,737,899
Lloyds Banking Group PLC, 3.87% to 07/09/2024 then 1 yr. CMT Rate + 3.50%, 07/09/2025 (Callable 07/09/2024)	48,385,000	48,362,996
Macquarie Bank Ltd., 4.88%, 06/10/2025(a)	15,355,000	15,198,673
Macquarie Group Ltd., 6.21%, 11/22/2024(a)	7,177,000	7,186,716
Mitsubishi UFJ Financial Group, Inc.
4.79% to 07/18/2024 then 1 yr. CMT Rate + 1.70%, 07/18/2025 (Callable 07/18/2024)	11,011,000	11,004,532
0.95% to 07/19/2024 then 1 yr. CMT Rate + 0.55%, 07/19/2025 (Callable 07/19/2024)	4,025,000	4,014,851
Morgan Stanley
2.72% to 07/22/2024 then SOFR + 1.15%, 07/22/2025 (Callable 08/01/2024)	24,219,000	24,173,508
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	41,615,000	40,414,167
Nomura Holdings, Inc.
2.65%, 01/16/2025	8,119,000	7,979,788
1.85%, 07/16/2025	46,543,000	44,714,947
Nuveen Finance LLC, 4.13%, 11/01/2024(a)	950,000	944,061
Old Republic International Corp., 4.88%, 10/01/2024 (Callable 09/01/2024)	21,360,000	21,294,766
Omega Healthcare Investors, Inc., 4.50%, 01/15/2025 (Callable 10/15/2024)	17,767,000	17,624,353
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	23,992,000	23,644,150
Reliance Standard Life Global Funding II
2.50%, 10/30/2024(a)	6,195,000	6,116,957
2.75%, 05/07/2025(a)	6,895,000	6,723,472

The accompanying notes are an integral part of these financial statements.

2

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/2024 (Callable 09/15/2024)	$ 4,939,000	$ 4,887,397
Santander UK Group Holdings PLC, 1.53% to 08/21/2025 then 1 yr. CMT Rate + 1.25%, 08/21/2026 (Callable 08/21/2025)	14,300,000	13,609,248
Societe Generale SA
2.63%, 10/16/2024(a)	1,000,000	990,662
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025)(a)	52,299,000	51,154,769
Standard Chartered PLC
1.82% to 11/23/2024 then 1 yr. CMT Rate + 0.95%, 11/23/2025 (Callable 11/23/2024)(a)	10,747,000	10,573,098
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025)(a)(b)	4,710,000	4,626,369
3.97% to 03/30/2025 then 1 yr. CMT Rate + 1.65%, 03/30/2026 (Callable 03/30/2025)(a)	29,095,000	28,680,217
Stifel Financial Corp., 4.25%, 07/18/2024	25,478,000	25,456,592
Synchrony Financial
4.25%, 08/15/2024 (Callable 08/01/2024)	3,172,000	3,164,359
4.88%, 06/13/2025 (Callable 05/13/2025)	12,238,000	12,114,627
4.50%, 07/23/2025 (Callable 04/23/2025)	37,803,000	37,166,303
UBS Group AG, 2.59% to 09/11/2024 then SOFR + 1.56%, 09/11/2025 (Callable 09/11/2024)(a)	47,432,000	47,116,787
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/2024 (Callable 07/17/2024)(a)	10,245,000	10,168,622
Wells Fargo & Co.
2.41% to 10/30/2024 then 3 mo. Term SOFR + 1.09%, 10/30/2025 (Callable 10/30/2024)	16,813,000	16,621,996
3.91% to 04/25/2025 then SOFR + 1.32%, 04/25/2026 (Callable 04/25/2025)	18,655,000	18,375,050

	Par	Value
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	$ 26,273,000	$25,512,225
		1,484,329,145
Industrials - 24.4%
Allegion US Holding Co., Inc., 3.20%, 10/01/2024 (Callable 08/01/2024)	18,562,000	18,428,540
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025 (Callable 04/17/2025)	19,920,000	19,630,958
Anglo American Capital PLC
3.63%, 09/11/2024(a)	9,925,000	9,875,800
4.88%, 05/14/2025(a)	4,892,000	4,854,523
Arrow Electronics, Inc., 3.25%, 09/08/2024 (Callable 07/17/2024)	13,600,000	13,521,946
AutoNation, Inc.
3.50%, 11/15/2024 (Callable 09/15/2024)	19,759,000	19,575,625
4.50%, 10/01/2025 (Callable 07/01/2025)	3,110,000	3,061,323
Baxalta, Inc., 4.00%, 06/23/2025 (Callable 03/23/2025)	12,083,000	11,906,543
Baxter International, Inc., 1.32%, 11/29/2024	3,250,000	3,191,060
Bayer US Finance II LLC, 2.85%, 04/15/2025 (Callable 01/15/2025)(a)	2,677,000	2,600,938
Bayer US Finance LLC, 3.38%, 10/08/2024(a)	4,400,000	4,368,221
Boardwalk Pipelines LP, 4.95%, 12/15/2024 (Callable 09/15/2024)	42,805,000	42,640,427
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025 (Callable 11/15/2024)	331,000	326,277
Brunswick Corp./DE, 0.85%, 08/18/2024 (Callable 07/17/2024)	46,577,000	46,242,455
Canadian Natural Resources Ltd., 3.90%, 02/01/2025 (Callable 11/01/2024)	3,096,000	3,060,433
Carrier Global Corp., 2.24%, 02/15/2025 (Callable 01/15/2025)	25,458,000	24,917,882
CDW LLC/CDW Finance Corp.
5.50%, 12/01/2024 (Callable 08/01/2024)	6,632,000	6,615,476
4.13%, 05/01/2025 (Callable 08/01/2024)	5,158,000	5,072,509
Celanese US Holdings LLC
5.90%, 07/05/2024	1,405,000	1,404,927
6.05%, 03/15/2025	5,320,000	5,326,761

The accompanying notes are an integral part of these financial statements.

3

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/2025 (Callable 04/23/2025)	$ 52,607,000	$ 52,095,985
CNH Industrial Capital LLC, 3.95%, 05/23/2025	4,525,000	4,457,583
Cox Communications, Inc., 3.15%, 08/15/2024 (Callable 08/01/2024)(a)	22,255,000	22,170,377
CRH America, Inc., 3.88%, 05/18/2025 (Callable 02/15/2025)(a)	11,607,000	11,408,723
Crown Castle, Inc., 3.20%, 09/01/2024 (Callable 08/01/2024)	8,084,000	8,043,355
DCP Midstream Operating LP, 5.38%, 07/15/2025 (Callable 04/15/2025)	4,848,000	4,829,803
Discovery Communications LLC
3.45%, 03/15/2025 (Callable 12/15/2024)	2,675,000	2,630,409
3.95%, 06/15/2025 (Callable 03/15/2025)	8,605,000	8,454,533
Element Fleet Management Corp., 3.85%, 06/15/2025 (Callable 05/15/2025)(a)	6,122,000	6,003,297
Energy Transfer LP, 5.75%, 04/01/2025 (Callable 07/17/2024)	28,237,000	28,153,379
EnLink Midstream Partners LP, 4.15%, 06/01/2025 (Callable 03/01/2025)	13,300,000	13,070,685
Equifax, Inc., 2.60%, 12/01/2024 (Callable 11/01/2024)	6,556,000	6,469,207
Equinix, Inc., 2.63%, 11/18/2024 (Callable 10/18/2024)	5,908,000	5,838,308
Fiserv, Inc., 3.85%, 06/01/2025 (Callable 03/01/2025)	21,326,000	20,961,736
Flex Ltd., 4.75%, 06/15/2025 (Callable 03/15/2025)	16,757,000	16,601,131
Florida Gas Transmission Co. LLC, 4.35%, 07/15/2025 (Callable 04/15/2025)(a)	22,751,000	22,398,286
Ford Motor Credit Co. LLC
2.30%, 02/10/2025 (Callable 01/10/2025)	46,993,000	45,946,825
4.13%, 08/04/2025	1,625,000	1,594,507
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025 (Callable 03/15/2025)	19,078,000	18,757,921
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 (Callable 08/14/2024)	37,172,000	36,979,449

	Par	Value
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 08/01/2024)(a)	$ 17,636,000	$ 17,537,283
General Motors Financial Co., Inc.
1.20%, 10/15/2024	9,165,000	9,045,671
3.50%, 11/07/2024 (Callable 09/07/2024)	7,945,000	7,878,222
4.00%, 01/15/2025 (Callable 10/15/2024)	13,176,000	13,046,990
2.90%, 02/26/2025 (Callable 01/26/2025)	1,367,000	1,341,287
3.80%, 04/07/2025	2,000,000	1,969,755
2.75%, 06/20/2025 (Callable 05/20/2025)	10,000,000	9,719,899
4.30%, 07/13/2025 (Callable 04/13/2025)	2,875,000	2,836,597
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	41,306,000	40,784,880
Genuine Parts Co., 1.75%, 02/01/2025 (Callable 07/12/2024)	2,916,000	2,844,076
Glencore Funding LLC
4.00%, 04/16/2025(a)	4,968,000	4,899,639
1.63%, 09/01/2025 (Callable 08/01/2025)(a)	11,435,000	10,906,866
Global Payments, Inc.
1.50%, 11/15/2024 (Callable 10/15/2024)	8,217,000	8,091,931
2.65%, 02/15/2025 (Callable 01/15/2025)	5,732,000	5,620,412
Harman International Industries, Inc., 4.15%, 05/15/2025 (Callable 02/15/2025)	51,556,000	50,864,244
HCA, Inc.
5.38%, 02/01/2025	30,269,000	30,166,682
5.25%, 04/15/2025	11,917,000	11,860,860
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	36,450,000	36,445,405
Hexcel Corp., 4.95%, 08/15/2025 (Callable 05/15/2025)	1,732,000	1,713,449
Howmet Aerospace, Inc.
5.13%, 10/01/2024 (Callable 07/01/2024)	1,030,000	1,030,000
6.88%, 05/01/2025 (Callable 04/01/2025)	6,262,000	6,308,307
Hyatt Hotels Corp., 1.80%, 10/01/2024 (Callable 07/17/2024)	27,711,000	27,418,248
Hyundai Capital America
1.00%, 09/17/2024(a)	23,472,000	23,227,966
2.65%, 02/10/2025 (Callable 01/10/2025)(a)	18,880,000	18,523,964
6.00%, 07/11/2025(a)	1,370,000	1,374,464
JDE Peet’s NV, 0.80%, 09/24/2024 (Callable 08/01/2024)(a)	7,397,000	7,295,558

The accompanying notes are an integral part of these financial statements.

4

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Keysight Technologies, Inc., 4.55%, 10/30/2024 (Callable 08/01/2024)	$ 12,755,000	$ 12,718,934
Kinder Morgan Energy Partners LP, 4.25%, 09/01/2024 (Callable 08/01/2024)	8,684,000	8,658,076
Kinder Morgan, Inc., 4.30%, 06/01/2025 (Callable 03/01/2025)	31,567,000	31,155,952
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024 (Callable 08/01/2024)	5,501,000	5,474,340
Legrand France SA, 8.50%, 02/15/2025	6,284,000	6,389,964
Microchip Technology, Inc., 0.98%, 09/01/2024	26,107,000	25,885,756
MPLX LP
4.88%, 12/01/2024 (Callable 09/01/2024)	5,755,000	5,730,362
4.00%, 02/15/2025 (Callable 11/15/2024)	28,265,000	27,958,808
4.88%, 06/01/2025 (Callable 03/01/2025)	11,999,000	11,892,910
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024(a)	33,017,000	32,663,467
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025)(a)	8,309,000	8,062,199
Nutrien Ltd., 5.90%, 11/07/2024	13,613,000	13,616,713
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	6,250,000	6,101,833
Occidental Petroleum Corp., 2.90%, 08/15/2024 (Callable 07/15/2024)	20,054,000	19,956,425
ONEOK, Inc., 2.75%, 09/01/2024 (Callable 08/01/2024)	9,389,000	9,333,212
Oracle Corp., 2.50%, 04/01/2025 (Callable 03/01/2025)	9,119,000	8,907,746
Owens Corning, 4.20%, 12/01/2024 (Callable 09/01/2024)	7,620,000	7,568,194
Penske Truck Leasing Co. Lp/PTL Finance Corp.
2.70%, 11/01/2024 (Callable 10/01/2024)(a)	4,510,000	4,459,298
3.95%, 03/10/2025 (Callable 01/10/2025)(a)	1,416,000	1,398,665
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	2,358,000	2,317,261
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024 (Callable 08/01/2024)	4,515,000	4,481,165
Qorvo, Inc., 1.75%, 12/15/2024 (Callable 07/12/2024)	14,201,000	13,899,917

	Par	Value
Quanta Services, Inc., 0.95%, 10/01/2024 (Callable 07/12/2024)	$ 10,846,000	$ 10,706,633
Reliance Industries Ltd., 4.13%, 01/28/2025(a)	16,328,000	16,185,810
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	6,000,000	5,714,279
Revvity, Inc., 0.85%, 09/15/2024 (Callable 07/12/2024)	23,033,000	22,773,076
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	13,162,000	12,500,020
Ryder System, Inc.
2.50%, 09/01/2024 (Callable 08/01/2024)	38,820,000	38,580,154
4.63%, 06/01/2025 (Callable 05/01/2025)	5,564,000	5,507,146
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025 (Callable 12/01/2024)	7,768,000	7,752,068
Sonoco Products Co., 1.80%, 02/01/2025 (Callable 07/12/2024)	18,438,000	17,996,606
Suntory Holdings Ltd., 2.25%, 10/16/2024 (Callable 09/16/2024)(a)	3,975,000	3,933,469
TD SYNNEX Corp., 1.25%, 08/09/2024 (Callable 07/12/2024)	47,494,000	47,241,058
Thomas Jefferson University, 2.07%, 11/01/2024	625,000	614,934
TransCanada PipeLines Ltd., 1.00%, 10/12/2024 (Callable 09/12/2024)	46,371,000	45,737,638
Trimble, Inc., 4.75%, 12/01/2024 (Callable 09/01/2024)	5,350,000	5,325,862
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (Callable 07/12/2024)(a)	2,975,000	2,934,671
4.63%, 06/15/2025 (Callable 03/15/2025)(a)	7,323,000	7,227,263
Volkswagen Group of America Finance LLC
2.85%, 09/26/2024(a)	10,432,000	10,356,634
3.35%, 05/13/2025(a)	16,083,000	15,772,690
3.95%, 06/06/2025(a)	11,632,000	11,451,540
West Fraser Timber Co. Ltd., 4.35%, 10/15/2024 (Callable 08/01/2024)(a)	2,600,000	2,580,460
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/01/2025)	32,578,000	32,016,346
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	45,851,000	44,742,746

The accompanying notes are an integral part of these financial statements.

5

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Williams Cos., Inc., 3.90%, 01/15/2025 (Callable 10/15/2024)	$ 16,940,000	$16,778,960
Woodside Finance Ltd., 3.65%, 03/05/2025 (Callable 12/05/2024)(a)	30,400,000	29,969,022
WPP Finance 2010, 3.75%, 09/19/2024	936,000	930,693
WRKCo, Inc., 3.00%, 09/15/2024 (Callable 08/01/2024)	6,691,000	6,649,716
		1,626,851,469
Utilities - 3.4%
Ameren Corp., 2.50%, 09/15/2024 (Callable 08/15/2024)	2,005,000	1,990,337
Appalachian Power Co., 3.40%, 06/01/2025 (Callable 03/01/2025)	3,748,000	3,669,141
Aquarion Co., 4.00%, 08/15/2024 (Callable 08/01/2024)(a)	962,000	958,736
Avangrid, Inc.
3.15%, 12/01/2024 (Callable 10/01/2024)	8,605,000	8,510,171
3.20%, 04/15/2025 (Callable 03/15/2025)	11,588,000	11,345,933
Black Hills Corp., 1.04%, 08/23/2024 (Callable 07/17/2024)	39,065,000	38,781,597
CenterPoint Energy, Inc., 2.50%, 09/01/2024 (Callable 08/01/2024)	9,603,000	9,545,944
Constellation Energy Generation LLC, 3.25%, 06/01/2025 (Callable 05/01/2025)	3,488,000	3,410,434
DTE Energy Co.
2.53%, 10/01/2024(c)	7,409,000	7,341,175
4.22%, 11/01/2024(c)	23,529,000	23,392,322
EDP Finance BV, 3.63%, 07/15/2024(a)	23,218,000	23,195,267
Enel Finance International NV
2.65%, 09/10/2024(a)	1,800,000	1,787,938
4.50%, 06/15/2025(a)	1,700,000	1,677,617
Evergy, Inc., 2.45%, 09/15/2024 (Callable 08/15/2024)	13,600,000	13,504,180
FirstEnergy Corp., 2.05%, 03/01/2025 (Callable 02/01/2025)	1,100,000	1,069,910
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (Callable 10/15/2024)(a)	7,770,000	7,697,336
Georgia Power Co., 2.20%, 09/15/2024 (Callable 08/15/2024)	5,603,000	5,560,317
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	26,090,000	26,146,541

	Par	Value
Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (Callable 08/01/2024)(a)	$ 4,450,000	$4,419,347
NiSource, Inc., 0.95%, 08/15/2025 (Callable 07/15/2025)	12,733,000	12,093,670
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 02/15/2025)	22,450,000	22,008,262
		228,106,175
TOTAL CORPORATE BONDS (Cost $3,334,109,013)		3,339,286,789
ASSET-BACKED SECURITIES - 17.5%
Affirm, Inc., Series 2021-Z1, Class A, 1.07%, 08/15/2025 (Callable 07/15/2024)(a)	347,549	346,749
Ally Bank Auto Credit-Linked Notes Series 2024-A, Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 02/15/2028)(a)	8,837,000	8,834,778
American Express Travel Related Services Co., Inc., Series 2022-2, Class A, 3.39%, 05/15/2027	48,628,000	47,757,559
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 07/15/2026)(a)	20,672,591	20,626,808
Bank of America Auto Trust
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (Callable 11/15/2026)(a)	23,349,206	23,364,700
Series 2024-1A, Class A2, 5.57%, 12/15/2026 (Callable 08/15/2027)(a)	10,500,000	10,504,929
Capital One Financial Corp.
Series 2021-A1, Class A1, 0.55%, 07/15/2026	7,650,000	7,632,840
Series 2021-A3, Class A3, 1.04%, 11/15/2026	72,033,000	70,800,911
Series 2022-A1, Class A1, 2.80%, 03/15/2027	32,270,000	31,659,623
Capital One Prime Auto Receivables Trust
Series 2022-1, Class A3, 3.17%, 04/15/2027 (Callable 03/15/2026)	14,659,353	14,394,057
Series 2022-2, Class A2A, 3.74%, 09/15/2025 (Callable 06/15/2026)	380,574	380,288
CarMax Auto Owner Trust
Series 2022-1, Class A3, 1.47%, 12/15/2026 (Callable 03/15/2026)	27,828,263	27,099,343
Series 2023-1, Class A2A, 5.23%, 01/15/2026 (Callable 12/15/2026)	1,364,278	1,363,761

The accompanying notes are an integral part of these financial statements.

6

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 12/15/2026)	$ 35,881,000	$ 35,589,887
Series 2023-4, Class A2A, 6.08%, 12/15/2026 (Callable 03/15/2027)	18,646,003	18,703,101
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027 (Callable 05/25/2028)(a)	21,750,000	21,753,284
Citizens Auto Receivables Trust
Series 2023-1, Class A2A, 6.13%, 07/15/2026 (Callable 02/15/2027)(a)	31,000,330	31,040,969
Series 2024-1, Class A2A, 5.43%, 10/15/2026 (Callable 07/15/2027)(a)	13,200,000	13,183,991
Series 2024-2, Class A2A, 5.54%, 11/16/2026 (Callable 08/15/2027)(a)	12,264,000	12,258,763
Dell Equipment Finance Trust
Series 2023-1, Class A2, 5.65%, 09/22/2028 (Callable 10/22/2025)(a)	16,064,698	16,065,765
Series 2023-2, Class A2, 5.84%, 01/22/2029 (Callable 02/22/2026)(a)	8,003,507	8,006,356
Discover Card Execution Note Trust
Series 2021-A1, Class A1, 0.58%, 09/15/2026	1,875,000	1,855,117
Series 2022-A1, Class A1, 1.96%, 02/15/2027	31,077,000	30,374,977
Series 2022-A2, Class A, 3.32%, 05/15/2027	63,975,000	62,792,313
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (Callable 11/20/2027)(a)	4,465,832	4,471,785
DLLAD LLC
Series 2023-1A, Class A2, 5.19%, 04/20/2026 (Callable 10/20/2027)(a)	3,890,604	3,882,937
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 12/20/2028)(a)	7,750,000	7,753,724
DLLMT LLC, Series 2023-1A, Class A2, 5.78%, 11/20/2025 (Callable 01/20/2027)(a)	22,643,310	22,651,778
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 01/20/2026 (Callable 08/20/2027)(a)	5,225,000	5,211,811
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026 (Callable 02/15/2027)	12,784,037	12,794,662

	Par	Value
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 08/15/2031 (Callable 02/15/2025)(a)	$ 51,383,000	$ 50,238,475
Ford Credit Floorplan LLC
Series 2019-4, Class A, 2.44%, 09/15/2026	25,410,000	25,239,001
Series 2020-2, Class A, 1.06%, 09/15/2027	16,692,000	15,827,388
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031 (Callable 01/15/2025)(a)	27,365,000	26,995,091
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026 (Callable 09/16/2026)	5,834,589	5,829,337
Series 2023-2, Class A2A, 5.10%, 05/18/2026 (Callable 11/16/2026)	2,973,353	2,969,091
GM Financial Leasing Trust
Series 2023-1, Class A2A, 5.27%, 06/20/2025 (Callable 08/20/2025)	1,998,484	1,998,174
Series 2023-1, Class A3, 5.16%, 04/20/2026 (Callable 08/20/2025)	2,055,000	2,050,493
Series 2023-2, Class A2A, 5.44%, 10/20/2025 (Callable 11/20/2025)	2,116,484	2,115,536
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025 (Callable 06/21/2026)	2,471,340	2,468,922
Series 2023-3, Class A2, 5.71%, 03/18/2026 (Callable 11/18/2026)	14,648,795	14,654,057
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031 (Callable 11/20/2026)(a)	11,600,000	11,629,689
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 02/20/2028)(a)	7,000,000	7,000,551
Huntington Funding LLC, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (Callable 07/15/2027)(a)	21,025,000	21,004,017
Hyundai Auto Lease Securitization Trust
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (Callable 06/15/2025)(a)	370,573	370,525

The accompanying notes are an integral part of these financial statements.

7

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2023-B, Class A3, 5.15%, 06/15/2026 (Callable 11/15/2025)(a)	$ 14,310,000	$ 14,266,847
Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 04/15/2026)(a)	68,183,000	68,446,949
Hyundai Auto Receivables Trust
Series 2021-B, Class A3, 0.38%, 01/15/2026 (Callable 11/15/2025)	1,702,588	1,687,077
Series 2022-C, Class A2A, 5.35%, 11/17/2025 (Callable 01/15/2027)	590,167	590,048
Series 2023-A, Class A2A, 5.19%, 12/15/2025 (Callable 12/15/2026)	4,585,032	4,581,021
IPFS Corp.
Series 2022-A, Class A, 2.47%, 02/15/2027(a)	17,914,000	17,556,739
Series 2022-C, Class A, 3.89%, 05/15/2027(a)	14,701,000	14,476,251
JPMorgan Chase Bank NA
Series 2021-1, Class B, 0.88%, 09/25/2028 (Callable 04/25/2025)(a)	814,453	811,013
Series 2021-2, Class B, 0.89%, 12/26/2028 (Callable 09/25/2025)(a)	435,172	430,327
Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 04/25/2025)(a)	2,577,334	2,517,710
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 01/15/2028)(a)	31,225,000	31,155,987
Marlette Funding Trust, Series 2023-3A, Class A, 6.49%, 09/15/2033 (Callable 09/15/2027)(a)	5,105,485	5,109,419
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3, 0.46%, 06/15/2026 (Callable 11/15/2025)	5,681,921	5,576,988
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A2, 4.50%, 08/15/2025 (Callable 10/15/2026)	394,911	394,646
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 10/15/2026)(a)	14,055,984	14,138,263
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027(a)	30,320,000	29,889,987
Santander Holdings USA, Inc.
Series 2021-1A, Class B, 1.83%, 12/15/2031 (Callable 09/15/2025)(a)	3,536,279	3,506,634

	Par	Value
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 12/15/2025)(a)	$ 10,523,340	$10,468,412
SBNA Auto Lease Trust
Series 2024-A, Class A2, 5.45%, 01/20/2026 (Callable 11/20/2026)(a)	10,378,619	10,366,696
Series 2024-B, Class A2, 5.67%, 11/20/2026 (Callable 04/20/2027)(a)	8,000,000	8,006,542
SCF Equipment Leasing LLC, Series 2022-2A, Class A2, 6.24%, 07/20/2028 (Callable 08/20/2029)(a)	4,696,738	4,699,623
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2A, 5.89%, 03/22/2027 (Callable 08/20/2027)(a)	8,703,536	8,711,490
Synchrony Bank, Series 2022-A1, Class A, 3.37%, 04/15/2028 (Callable 04/15/2025)	52,645,000	51,715,437
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2024)(a)(d)	7,989,443	7,643,141
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 09/25/2026)(a)	5,714,593	5,738,098
Verizon Master Trust
Series 2022-6, Class A, 3.67%, 01/22/2029 (Callable 07/20/2025)	24,273,000	23,817,563
Series 2022-7, Class A1A, 5.23%, 11/22/2027 (Callable 11/20/2024)	48,935,000	48,846,917
World Omni Auto Receivables Trust,
Series 2022-D, Class A2A, 5.51%, 03/16/2026 (Callable 08/15/2026)	1,714,589	1,714,527
TOTAL ASSET-BACKED SECURITIES (Cost $1,159,720,278)		1,160,412,265
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.71%, 09/15/2048 (Callable 09/15/2025)	1,000,000	972,414
BBCMS Trust, Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	8,096,119	7,685,429

The accompanying notes are an integral part of these financial statements.

8

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/2047 (Callable 10/10/2024)	$ 13,292,000	$ 13,233,890
Series 2015-GC27, Class A5, 3.14%, 02/10/2048 (Callable 01/10/2025)	2,260,848	2,234,205
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	12,665,000	12,392,274
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	9,000,588	8,718,029
Series 2015-P1, Class A5, 3.72%, 09/15/2048 (Callable 05/15/2026)	8,200,736	7,995,249
Commercial Mortgage Pass Through Certificates
Series 2014-CR17, Class A5, 3.98%, 05/10/2047 (Callable 07/10/2024)	1,134,498	1,120,886
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047 (Callable 07/10/2024)	5,144,449	5,131,069
Series 2014-UBS4, Class A5, 3.69%, 08/10/2047 (Callable 07/10/2029)	39,907,000	39,813,406
Series 2015-CR23, Class A4, 3.50%, 05/10/2048 (Callable 05/10/2025)	13,226,524	12,957,760
Series 2015-CR27, Class A4, 3.61%, 10/10/2048 (Callable 10/10/2025)	2,605,000	2,532,399
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 (Callable 11/10/2025)	6,700,000	6,527,846
Computershare Corporate Trust
Series 2015-C27, Class A5, 3.45%, 02/15/2048 (Callable 03/15/2025)	27,518,000	27,025,497
Series 2015-C28, Class A4, 3.54%, 05/15/2048 (Callable 05/15/2025)	12,035,000	11,789,555
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	2,000,000	1,945,130
Series 2015-LC20, Class A5, 3.18%, 04/15/2050 (Callable 05/15/2025)	4,820,000	4,719,852
Series 2015-LC22, Class A4, 3.84%, 09/15/2058 (Callable 09/15/2025)	15,295,000	14,897,492
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	7,298,748	7,126,047

	Par	Value
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	$ 3,034,000	$ 2,972,905
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	14,090,820	13,715,948
Series 2015-C4, Class A4, 3.81%, 11/15/2048 (Callable 11/15/2025)	7,500,000	7,297,216
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 07/10/2024)	2,984,726	2,977,565
Series 2014-GC24, Class A5, 3.93%, 09/10/2047 (Callable 09/10/2024)	6,825,343	6,797,686
Series 2014-GC26, Class A5, 3.63%, 11/10/2047 (Callable 12/10/2024)	52,905,000	52,427,108
Series 2015-GC32, Class A4, 3.76%, 07/10/2048 (Callable 07/10/2025)	3,658,000	3,576,130
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	8,490,000	8,126,387
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	500,000	482,344
JP Morgan Chase Commercial Mortgage Securities, Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 12/15/2025)	4,803,000	4,657,372
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	6,742,008	6,711,810
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	25,565,000	25,347,117
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	13,425,000	13,258,950
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 01/15/2025)	5,488,000	5,429,261
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	8,575,000	8,363,297
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	12,178,000	11,789,827
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	8,750,000	8,422,257

The accompanying notes are an integral part of these financial statements.

9

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Mcp Holding Co. LLC, Series 2015-GC30, Class A4, 3.38%, 05/10/2050 (Callable 05/10/2025)	$ 7,667,127	$ 7,481,655
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A4, 3.53%, 12/15/2047 (Callable 10/15/2026)	10,700,000	10,604,186
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 04/15/2025)	5,865,000	5,738,790
Series 2015-C23, Class A4, 3.72%, 07/15/2050 (Callable 06/15/2025)	31,541,000	30,838,664
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	1,500,000	1,455,291
WF-RBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/2047 (Callable 08/15/2024)	1,880,133	1,871,335
Series 2014-C22, Class A5, 3.75%, 09/15/2057 (Callable 08/15/2027)	20,596,000	20,322,032
Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	13,563,000	13,407,822
Series 2014-C24, Class A5, 3.61%, 11/15/2047 (Callable 11/15/2024)	20,026,000	19,851,387
Series 2014-C25, Class A5, 3.63%, 11/15/2047 (Callable 12/15/2024)	10,208,211	10,107,126
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $484,190,486)		492,849,897
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.7%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 07/25/2024)(a)(e)	3,507,989	3,336,911
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2024)(a)(e)	6,180,521	5,870,432
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2024)(a)(e)	11,735,498	10,761,811
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 07/25/2024)(a)(e)	6,975,529	6,210,357

	Par	Value
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 12/25/2026)(a)(e)	$ 843,763	$ 831,564
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 09/25/2031)(a)(e)	1,535,866	1,467,391
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 05/25/2029)(a)(e)	7,265,724	7,004,422
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 02/25/2030)(a)(e)	8,096,713	7,932,033
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $46,475,923)		43,414,921
MUNICIPAL BONDS - 0.2%
City of Middletown OH, 6.05%, 04/29/2025	4,400,000	4,402,570
City of West Carrollton OH, 6.90%, 05/01/2025	4,790,000	4,791,740
County of Okeechobee FL, 3.80%, 07/01/2039(e)	1,055,000	1,054,999
Michigan Finance Authority, 2.99%, 09/01/2049 (Callable 08/01/2024)(e)	2,560,000	2,547,779
New York State Housing Finance Agency, 1.60%, 11/01/2024 (Callable 07/22/2024)	2,205,000	2,185,887
TOTAL MUNICIPAL BONDS (Cost $14,957,294)		14,982,975
SHORT-TERM INVESTMENTS - 23.4%
Commercial Paper - 4.6%
Bayer Corporation, 6.40%, 07/10/2024(f)	25,000,000	24,953,568
Beth Israel Deaconess Medical Center, 6.15%, 08/06/2024(f)	41,925,000	41,652,805
Catholic Health Initiatives, 6.16%, 07/02/2024(f)	46,275,000	46,245,338
Dentsply Sirona, Inc., 6.08%, 07/05/2024(f)	26,075,000	26,044,630
FMC Corporation, 6.08%, 07/12/2024(f)	29,175,000	29,105,877
FMC Corporation, 6.13%, 07/15/2024(f)	18,850,000	18,795,713
HSBC Bank USA, N.A., 6.57%, 09/09/2024(f)	15,450,000	15,277,643
L3HARRIS Technologies, Inc., 6.37%, 08/23/2024(f)	44,100,000	43,719,453
Targa Resources Corp., 6.20%, 07/26/2024(f)	10,000,000	9,953,629
Walgreens Boots Alliance, Inc., 6.43%, 07/01/2024(f)	47,450,000	47,425,314
		303,173,970

The accompanying notes are an integral part of these financial statements.

10

Baird Ultra Short Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
Money Market Funds - 1.0%
First American Government Obligations Fund - Class U, 5.25%(g)	64,459,271	$64,459,271
	Par
U.S. Treasury Bills - 17.8%
5.33%, 08/20/2024(f)	169,000,000	167,768,296
5.23%, 09/19/2024(f)	45,000,000	44,478,625
5.16%, 10/03/2024(f)	220,000,000	217,027,250
5.31%, 10/17/2024(f)	205,000,000	201,798,925
4.71%, 12/26/2024(f)	310,000,000	302,159,842
5.10%, 02/20/2025(f)	150,000,000	145,149,375
5.00%, 03/20/2025(f)	108,600,000	104,685,874
		1,183,068,187
TOTAL SHORT-TERM INVESTMENTS (Cost $1,552,123,000)		1,550,701,428
TOTAL INVESTMENTS - 99.3% (Cost $6,591,575,994)		$6,601,648,275
Other Assets in Excess of Liabilities - 0.7%		44,020,340
TOTAL NET ASSETS - 100.0%		$6,645,668,615

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,489,734,676 or 22.4% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(f)	The rate shown is the effective yield as of June 30, 2024.
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$3,339,286,789	$ —	$3,339,286,789
Asset-Backed Securities	—	1,160,412,265	—	1,160,412,265
Non-Agency Commercial Mortgage-Backed Securities	—	492,849,897	—	492,849,897
Non-Agency Residential Mortgage-Backed Securities	—	43,414,921	—	43,414,921
Municipal Bonds	—	14,982,975	—	14,982,975
Commercial Paper	—	303,173,970	—	303,173,970
Money Market Funds	64,459,271	—	—	64,459,271
U.S. Treasury Bills	—	1,183,068,187	—	1,183,068,187
Total Investments	$64,459,271	$6,537,189,004	$—	$6,601,648,275

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

12

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 50.5%
Financials - 25.8%(a)
ABN AMRO Bank NV
4.75%, 07/28/2025(b)	$ 34,188,000	$ 33,711,779
4.80%, 04/18/2026(b)	12,400,000	12,166,536
6.58% to 10/13/2025 then 1 yr. CMT Rate + 1.55%, 10/13/2026 (Callable 10/13/2025)(b)	5,000,000	5,050,276
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(b)	50,000,000	49,787,850
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
4.45%, 10/01/2025 (Callable 08/01/2025)	18,937,000	18,672,404
6.10%, 01/15/2027 (Callable 12/15/2026)	5,000,000	5,073,340
6.45%, 04/15/2027 (Callable 03/15/2027)	15,773,000	16,132,974
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,112,681
AIB Group PLC, 7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025)(b)	7,000,000	7,150,872
Air Lease Corp.
5.30%, 06/25/2026	15,000,000	14,947,387
1.88%, 08/15/2026 (Callable 07/15/2026)	1,679,000	1,556,952
2.20%, 01/15/2027 (Callable 12/15/2026)	2,817,000	2,600,583
Aircastle Ltd., 6.50%, 07/18/2028 (Callable 06/18/2028)(b)	22,700,000	23,125,486
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)	14,225,000	14,200,290
ASB Bank Ltd., 5.35%, 06/15/2026(b)	46,375,000	46,389,324
Assurant, Inc., 6.10%, 02/27/2026 (Callable 01/27/2026)	26,073,000	26,361,015
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/2026(b)	13,000,000	12,725,683
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026)(b)	11,983,000	11,043,660
3.50%, 11/01/2027 (Callable 07/01/2027)(b)	13,000,000	12,169,044
6.25%, 04/15/2028 (Callable 03/15/2028)(b)	5,000,000	5,100,495
Banco Santander SA, 4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,457,653

	Par	Value
Bank of America Corp., 4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	$ 15,069,000	$ 14,707,946
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025)(b)	27,350,000	27,482,732
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(b)	23,084,000	21,260,595
Bank of Montreal, 5.37%, 06/04/2027	14,375,000	14,435,268
Bank of New York Mellon Corp., 4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027 (Callable 04/26/2026)	7,475,000	7,429,038
Bank of Nova Scotia
4.50%, 12/16/2025	6,000,000	5,904,365
4.75%, 02/02/2026	18,600,000	18,404,802
Banque Federative du Credit Mutuel SA, 4.94%, 01/26/2026(b)	16,675,000	16,536,739
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	27,787,000	27,091,886
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	8,000,000	7,946,990
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	7,500,000	7,624,600
5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028 (Callable 03/12/2027)	10,000,000	10,015,254
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	7,083,000	6,893,030
BNP Paribas SA
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(b)	12,500,000	12,083,452
4.63%, 03/13/2027(b)	1,300,000	1,265,451
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(b)	7,000,000	6,506,968
BPCE SA
4.63%, 07/11/2024(b)	5,294,000	5,290,174
5.15%, 07/21/2024(b)	17,675,000	17,658,644
4.50%, 03/15/2025(b)	6,970,000	6,876,709
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(b)	2,432,000	2,232,624

The accompanying notes are an integral part of these financial statements.

13

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026)(b)	$ 15,000,000	$ 15,231,924
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(b)	30,000,000	29,885,447
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	50,000,000	49,920,447
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(b)	15,000,000	14,458,703
Capital One Financial Corp., 4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026 (Callable 07/24/2025)	28,000,000	27,756,571
Centene Corp., 4.25%, 12/15/2027 (Callable 07/17/2024)	40,757,000	38,914,232
Charles Schwab Corp., 5.88%, 08/24/2026 (Callable 07/24/2026)	30,000,000	30,344,786
Citigroup, Inc.
5.61% to 09/29/2025 then SOFR + 1.55%, 09/29/2026 (Callable 09/29/2025)	15,000,000	14,991,672
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	15,000,000	14,156,057
CNO Global Funding
1.65%, 01/06/2025(b)	15,000,000	14,657,513
5.88%, 06/04/2027(b)	35,000,000	35,114,478
Cooperatieve Rabobank UA
1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (Callable 12/15/2026)(b)	7,000,000	6,420,154
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(b)	26,068,000	24,881,309
Corebridge Global Funding, 5.75%, 07/02/2026(b)	39,000,000	39,139,869
Credit Agricole SA
4.38%, 03/17/2025(b)	20,341,000	20,102,872
5.59%, 07/05/2026(b)	26,000,000	26,116,666
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025 (Callable 12/20/2024)(b)(c)	6,743,000	6,653,687
6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025)(b)	18,000,000	18,048,467

	Par	Value
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(b)	$ 15,000,000	$ 14,258,387
6.26% to 09/22/2025 then 1 yr. CMT Rate + 1.18%, 09/22/2026 (Callable 09/22/2025)(b)	5,000,000	5,034,979
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027)(b)	5,000,000	5,003,143
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(b)	1,392,000	1,347,445
Deutsche Bank AG/New York NY
3.96% to 11/26/2024 then SOFR + 2.58%, 11/26/2025 (Callable 11/26/2024)	12,200,000	12,095,789
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	11,130,000	11,400,884
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	20,057,000	18,517,985
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	4,000,000	3,994,711
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	30,395,962
Discover Bank
4.25%, 03/13/2026	6,955,000	6,782,221
3.45%, 07/27/2026 (Callable 04/27/2026)	7,500,000	7,162,902
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	15,979,829
Discover Financial Services, 4.50%, 01/30/2026 (Callable 11/30/2025)	9,500,000	9,310,996
DNB Bank ASA, 5.90% to 10/09/2025 then SOFR + 1.95%, 10/09/2026 (Callable 10/09/2025)(b)	47,550,000	47,691,288
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/2025(b)	34,475,000	34,054,094
4.55%, 08/23/2027(b)	12,700,000	12,408,141
5.70%, 03/14/2028(b)	5,000,000	5,057,603
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025 (Callable 09/27/2024)	2,340,000	2,314,200

The accompanying notes are an integral part of these financial statements.

14

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
FNB Corp./PA, 5.15%, 08/25/2025 (Callable 07/25/2025)	$ 20,000,000	$ 19,718,346
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	16,800,000	16,925,967
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	22,494,000	21,670,660
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,027,370
ING Groep NV
1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	12,000,000	11,222,997
6.08% to 09/11/2026 then SOFR + 1.56%, 09/11/2027 (Callable 09/11/2026)	23,317,000	23,575,779
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	15,300,000	14,753,768
Jackson National Life Global Funding
5.50%, 01/09/2026(b)	15,000,000	14,933,493
5.60%, 04/10/2026(b)	35,000,000	34,919,855
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	23,000,000	22,695,014
6.45%, 06/08/2027	2,380,000	2,436,529
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	4,300,000	4,039,725
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	10,000,000	10,174,955
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028 (Callable 01/23/2027)	15,000,000	14,918,820
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	27,200,000	27,420,242
KeyCorp, 6.62% (SOFR + 1.25%), 05/23/2025 (Callable 02/23/2025)	7,000,000	6,974,240
Kimco Realty OP LLC, 3.85%, 06/01/2025 (Callable 03/01/2025)	3,950,000	3,883,841
Liberty Mutual Insurance Co.
8.50%, 05/15/2025(b)	2,093,000	2,133,950
7.88%, 10/15/2026(b)	9,330,000	9,673,832

	Par	Value
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	$ 27,500,000	$ 27,662,772
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,118,613
4.63%, 11/15/2027 (Callable 07/05/2024)(b)	20,927,000	20,249,506
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	14,505,000	14,489,505
Macquarie Bank Ltd., 4.88%, 06/10/2025(b)	16,375,000	16,208,288
Macquarie Group Ltd.
5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025)(b)	12,000,000	11,935,219
1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026)(b)	25,000,000	22,940,437
Met Tower Global Funding, 5.40%, 06/20/2026(b)	47,200,000	47,309,851
Morgan Stanley
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027 (Callable 01/28/2026)	19,000,000	18,892,559
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	25,000,000	25,247,620
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	19,800,000	19,935,501
Mutual of Omaha Cos. Global Funding
5.80%, 07/27/2026(b)	25,000,000	25,119,163
5.35%, 04/09/2027(b)	23,450,000	23,445,166
National Bank of Canada, 5.60% to 07/02/2026 then SOFR + 1.04%, 07/02/2027 (Callable 07/02/2026)	51,450,000	51,435,740
Nationwide Building Society
4.00%, 09/14/2026(b)	34,021,000	32,692,334
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(b)	18,400,000	18,774,024
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	30,000,000	30,070,123
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)	10,000,000	10,007,827

The accompanying notes are an integral part of these financial statements.

15

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
NatWest Markets PLC, 1.60%, 09/29/2026(b)	$ 10,500,000	$ 9,642,233
Nomura Holdings, Inc., 1.65%, 07/14/2026	6,600,000	6,100,548
Nordea Bank Abp, 4.75%, 09/22/2025(b)	20,000,000	19,854,020
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	7,000,000	6,768,151
Pricoa Global Funding I, 5.55%, 08/28/2026(b)	10,000,000	10,072,046
Principal Life Global Funding II, 5.00%, 01/16/2027(b)	15,850,000	15,795,147
Protective Life Global Funding, 5.21%, 04/14/2026(b)	20,000,000	19,939,927
Prudential Insurance Co. of America, 8.30%, 07/01/2025(b)	7,000,000	7,150,845
Reliance Standard Life Global Funding II
2.50%, 10/30/2024(b)	9,418,000	9,299,355
5.24%, 02/02/2026(b)	36,000,000	35,614,534
Royal Bank of Canada
4.88%, 01/12/2026	32,300,000	32,059,821
5.20%, 07/20/2026	20,000,000	19,974,140
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027 (Callable 05/31/2026)	15,000,000	15,061,944
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	8,409,000	7,773,572
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,612,840
Skandinaviska Enskilda Banken AB, 5.13%, 03/05/2027(b)	10,000,000	9,997,251
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026)(b)	18,155,000	16,719,058
Societe Generale SA
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025)(b)	10,000,000	9,781,214
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(b)	10,000,000	9,224,013
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(b)	5,000,000	4,613,887

	Par	Value
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(b)	$ 25,000,000	$ 24,685,004
Standard Chartered PLC
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026)(b)	8,000,000	8,076,718
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(b)	5,000,000	4,631,241
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	20,125,000	20,122,928
3.01%, 10/19/2026	12,000,000	11,400,294
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026(b)	22,400,000	22,534,858
5.20%, 03/07/2027(b)	10,000,000	9,998,091
Svenska Handelsbanken AB, 5.50%, 06/15/2028(b)	3,555,000	3,577,593
Swedbank AB, 5.47%, 06/15/2026(b)	47,475,000	47,616,181
Synchrony Bank
5.40%, 08/22/2025 (Callable 07/22/2025)	5,000,000	4,962,474
5.63%, 08/23/2027 (Callable 07/23/2027)	6,367,000	6,307,408
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	2,266,000	2,162,348
3.95%, 12/01/2027 (Callable 09/01/2027)	39,000,000	36,420,629
Synovus Financial Corp., 5.20%, 08/11/2025 (Callable 07/11/2025)	31,353,000	30,895,674
Toronto-Dominion Bank, 5.53%, 07/17/2026	20,000,000	20,070,072
UBS Group AG
4.13%, 09/24/2025(b)	9,454,000	9,269,756
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (Callable 05/12/2025)(b)	12,000,000	11,858,479
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025)(b)	5,000,000	4,831,892
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(b)	9,000,000	9,004,733
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027)(b)	13,300,000	13,636,324

The accompanying notes are an integral part of these financial statements.

16

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
US Bancorp
5.73% to 10/21/2025 then SOFR + 1.43%, 10/21/2026 (Callable 10/21/2025)	$ 20,000,000	$ 20,034,091
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027 (Callable 10/26/2026)	25,000,000	25,740,255
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.75%, 09/17/2024 (Callable 07/17/2024)(b)	6,912,000	6,860,470
Wells Fargo & Co., 5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	31,500,000	31,772,574
Westpac New Zealand Ltd., 5.13%, 02/26/2027(b)	25,000,000	24,922,189
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)	11,997,000	11,686,071
		2,655,555,488
Industrials - 22.3%
Advance Auto Parts, Inc.
5.90%, 03/09/2026	10,000,000	10,001,141
1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,373,729
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,028,535
Aker BP ASA, 2.00%, 07/15/2026 (Callable 06/15/2026)(b)	538,000	500,540
Anglo American Capital PLC
5.38%, 04/01/2025 (Callable 03/01/2025)(b)	13,250,000	13,193,016
4.88%, 05/14/2025(b)	956,000	948,676
4.00%, 09/11/2027(b)	3,184,000	3,050,382
4.50%, 03/15/2028 (Callable 12/15/2027)(b)	24,300,000	23,555,892
ArcelorMittal SA
6.13%, 06/01/2025	1,413,000	1,422,296
4.55%, 03/11/2026	12,000,000	11,799,174
6.55%, 11/29/2027 (Callable 10/29/2027)	8,234,000	8,489,697
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(b)	33,034,000	30,111,205
4.38%, 08/15/2027 (Callable 07/17/2024)(b)	2,052,000	1,975,558
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	9,477,000	9,255,730
AutoNation, Inc., 4.50%, 10/01/2025 (Callable 07/01/2025)	25,000,000	24,608,704
Bayer US Finance II LLC, 5.50%, 08/15/2025(b)	4,000,000	3,976,293

	Par	Value
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026)(b)	$ 10,000,000	$ 10,106,671
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(b)	2,500,000	2,405,845
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 08/01/2024)(b)	19,285,000	18,935,718
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)(b)	7,000,000	7,047,321
Brambles USA, Inc., 4.13%, 10/23/2025 (Callable 07/25/2025)(b)	30,041,000	29,455,087
Broadcom, Inc., 3.15%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,844,632
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025 (Callable 07/17/2025)	5,006,000	4,787,876
Campbell Soup Co., 5.20%, 03/19/2027	7,000,000	7,010,509
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026)(b)	5,780,000	5,476,265
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025 (Callable 08/01/2024)	19,810,000	19,481,659
Celanese US Holdings LLC, 6.17%, 07/15/2027 (Callable 06/15/2027)	34,151,000	34,660,388
CF Industries, Inc., 4.50%, 12/01/2026(b)	11,758,000	11,478,022
Charter Communications Operating LLC /Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	2,824,000	2,796,568
6.15%, 11/10/2026 (Callable 10/10/2026)	13,850,000	13,983,848
CNH Industrial Capital LLC, 5.45%, 10/14/2025	15,000,000	14,986,777
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026)(b)	7,000,000	7,055,754
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)	45,900,000	46,375,733
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)	20,300,000	18,580,733
CVS Pass-Through Trust
5.88%, 01/10/2028	3,706,329	3,627,076
6.04%, 12/10/2028	16,471,427	16,512,293
6.94%, 01/10/2030	6,225,710	6,292,634

The accompanying notes are an integral part of these financial statements.

17

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (b)	$2,607,157	$ 2,811,083
Daimler Truck Finance North America LLC
5.15%, 01/16/2026(b)	11,825,000	11,760,876
5.13%, 09/25/2027 (Callable 08/25/2027)(b)	20,000,000	19,906,705
DCP Midstream Operating LP, 5.63%, 07/15/2027 (Callable 04/15/2027)	22,291,000	22,542,398
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	7,300,000	7,301,539
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	51,950,000	47,687,067
eBay, Inc., 5.90%, 11/22/2025 (Callable 10/22/2025)	20,000,000	20,113,979
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025)(b)	14,147,000	13,872,696
6.27%, 06/26/2026 (Callable 05/26/2026)(b)	17,790,000	17,998,165
5.64%, 03/13/2027 (Callable 02/13/2027)(b)	20,000,000	20,048,218
Enbridge, Inc., 5.90%, 11/15/2026 (Callable 10/15/2026)	7,000,000	7,080,025
Energy Transfer LP
6.05%, 12/01/2026 (Callable 11/01/2026)	7,000,000	7,089,334
4.20%, 04/15/2027 (Callable 01/15/2027)	5,028,000	4,876,217
5.63%, 05/01/2027 (Callable 07/17/2024)(b)	14,600,000	14,534,720
5.50%, 06/01/2027 (Callable 03/01/2027)	14,000,000	14,039,778
Ferguson Finance PLC, 4.25%, 04/20/2027 (Callable 03/20/2027)(b)	3,100,000	3,006,659
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,600,000	27,755,140
6.00%, 01/15/2028 (Callable 12/15/2027)	4,845,000	4,909,117
FMC Corp.
5.15%, 05/18/2026 (Callable 04/18/2026)	37,735,000	37,471,736
3.20%, 10/01/2026 (Callable 08/01/2026)	4,550,000	4,313,538
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	25,712,317

	Par	Value
5.80%, 03/05/2027 (Callable 02/05/2027)	$ 21,000,000	$ 21,000,473
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,209,971
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 08/01/2024)	5,372,000	5,146,237
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 08/01/2024)(b)	18,720,000	18,615,215
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026)(b)	22,190,000	20,224,898
General Motors Financial Co., Inc.
5.40%, 04/06/2026	10,000,000	9,977,248
5.35%, 07/15/2027	30,000,000	29,915,782
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	1,184,000	1,169,063
Glencore Funding LLC
1.63%, 09/01/2025 (Callable 08/01/2025)(b)	20,000,000	19,076,285
5.34%, 04/04/2027(b)	29,875,000	29,814,163
Global Payments, Inc., 2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,261,593
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (Callable 09/15/2025)(b)	30,525,000	29,304,044
3.45%, 10/15/2027 (Callable 08/15/2027)(b)	11,895,000	11,190,325
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025)(b)	27,407,000	27,019,446
6.19%, 11/01/2025(b)	13,720,000	13,731,921
HCA, Inc., 5.38%, 09/01/2026 (Callable 03/01/2026)	4,250,000	4,239,399
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	25,000,000	23,998,636
HF Sinclair Corp.
5.88%, 04/01/2026 (Callable 01/01/2026)	32,216,000	32,284,478
6.38%, 04/15/2027 (Callable 07/12/2024)(b)	7,395,000	7,410,645
5.00%, 02/01/2028 (Callable 07/12/2024)(b)	10,644,000	10,311,850
Hyatt Hotels Corp., 5.75%, 01/30/2027 (Callable 12/30/2026)	20,000,000	20,197,460
Hyundai Capital America
1.80%, 10/15/2025 (Callable 09/15/2025)(b)	5,557,000	5,294,281
5.50%, 03/30/2026(b)	20,000,000	19,978,910

The accompanying notes are an integral part of these financial statements.

18

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.65%, 06/26/2026(b)	$ 20,000,000	$ 20,044,484
5.28%, 06/24/2027(b)	5,000,000	4,977,939
Icon Investments Six DAC, 5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,200,357
Illumina, Inc., 5.80%, 12/12/2025 (Callable 11/12/2025)	42,700,000	42,746,643
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025)(b)	8,145,000	7,809,126
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025 (Callable 09/01/2025)(b)	22,000,000	20,807,637
1.83%, 10/15/2027 (Callable 08/15/2027)(b)	15,000,000	13,392,421
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027 (Callable 12/15/2026)	7,700,000	7,164,449
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025(b)	5,000,000	4,902,150
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	55,000,000	50,721,599
L3Harris Technologies, Inc., 5.40%, 01/15/2027	20,000,000	20,080,850
Lennox International, Inc., 1.35%, 08/01/2025 (Callable 07/01/2025)	5,000,000	4,773,280
LG Energy Solution Ltd., 5.38%, 07/02/2027(b)	30,000,000	29,829,506
Lowe’s Cos., Inc., 4.40%, 09/08/2025	7,000,000	6,909,766
Mercedes-Benz Finance North America LLC, 5.38%, 11/26/2025(b)	10,000,000	10,006,816
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025)(b)	2,090,000	2,057,166
Mondelez International Holdings Netherlands BV, 4.25%, 09/15/2025(b)	12,000,000	11,829,457
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,045,963
National Fuel Gas Co., 5.50%, 10/01/2026	18,750,000	18,718,357
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(b)	5,000,000	4,889,861
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024(b)	12,000,000	11,871,509
6.95%, 09/15/2026(b)	5,000,000	5,120,150

	Par	Value
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025)(b)	$5,291,000	$ 5,133,842
Nutrien Ltd., 5.95%, 11/07/2025	8,000,000	8,042,692
Occidental Petroleum Corp.
3.40%, 04/15/2026 (Callable 01/15/2026)	10,839,000	10,403,805
3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,541,634
8.50%, 07/15/2027 (Callable 01/15/2027)	22,992,000	24,631,376
OCI NV, 4.63%, 10/15/2025 (Callable 08/01/2024)(b)	16,287,000	16,003,498
ONEOK, Inc., 5.55%, 11/01/2026 (Callable 10/01/2026)	10,000,000	10,040,802
Oracle Corp., 5.80%, 11/10/2025	12,000,000	12,056,859
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	15,000,000	15,129,899
Penske Truck Leasing Co. Lp/PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026)(b)	14,275,000	14,309,427
5.35%, 01/12/2027 (Callable 12/12/2026)(b)	12,000,000	11,977,673
4.20%, 04/01/2027 (Callable 01/01/2027)(b)	1,825,000	1,772,823
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024 (Callable 09/15/2024)	10,881,000	10,736,899
Pioneer Natural Resources Co., 5.10%, 03/29/2026	7,000,000	6,984,534
POSCO, 5.63%, 01/17/2026(b)	10,000,000	10,010,415
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 08/01/2024)(b)	18,106,000	17,208,214
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,803,143
PVH Corp., 4.63%, 07/10/2025 (Callable 06/10/2025)	25,839,000	25,535,450
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(b)	8,750,000	8,241,787
Regal Rexnord Corp.
6.05%, 02/15/2026	30,375,000	30,449,426
6.05%, 04/15/2028 (Callable 03/15/2028)	2,400,000	2,428,833
Renesas Electronics Corp.
1.54%, 11/26/2024 (Callable 10/26/2024)(b)	34,180,000	33,565,208
2.17%, 11/25/2026 (Callable 10/25/2026)(b)	809,000	748,683

The accompanying notes are an integral part of these financial statements.

19

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	$1,000,000	$ 949,705
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	15,000,000	15,160,320
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)	12,350,000	12,365,025
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026 (Callable 12/31/2025)	11,000,000	11,044,059
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027)(b)	27,775,000	27,691,456
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026)(b)	7,000,000	6,490,511
SK Hynix, Inc.
6.25%, 01/17/2026(b)	13,000,000	13,128,193
5.50%, 01/16/2027(b)	15,000,000	14,957,706
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	10,000,000	9,966,680
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	5,852,000	5,968,984
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)(b)	39,814,000	39,775,159
Southern Copper Corp., 3.88%, 04/23/2025	15,534,000	15,286,848
Sprint Capital Corp., 6.88%, 11/15/2028	3,647,000	3,866,192
Sprint LLC, 7.63%, 03/01/2026 (Callable 11/01/2025)	6,189,000	6,359,693
Tapestry, Inc., 7.05%, 11/27/2025	4,000,000	4,066,476
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	15,740,000	14,520,560
T-Mobile USA, Inc., 2.63%, 04/15/2026 (Callable 07/12/2024)	6,000,000	5,706,329
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(b)	23,688,000	22,082,023
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 07/12/2024)	6,000,000	5,664,683
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	6,698,000	6,160,257
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	45,815,000	44,421,863

	Par	Value
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027)(b)	$8,395,000	$ 8,828,256
Viterra Finance BV, 2.00%, 04/21/2026 (Callable 03/21/2026)(b)	49,121,000	45,926,302
Volkswagen Group of America Finance LLC, 5.70%, 09/12/2026(b)	35,000,000	35,181,459
Vontier Corp., 1.80%, 04/01/2026 (Callable 03/01/2026)	16,952,000	15,844,919
Warnermedia Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	17,197,000	16,327,179
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(b)	50,194,000	47,110,013
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	52,570,000	51,468,184
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/01/2025)	1,692,000	1,662,829
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	30,724,000	29,981,378
Weyerhaeuser Co., 4.75%, 05/15/2026	28,250,000	27,924,890
		2,325,940,146
Utilities - 2.4%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (d)	30,000,000	29,854,623
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (Callable 05/06/2027)(b)	25,000,000	25,065,241
Ameren Corp., 5.70%, 12/01/2026 (Callable 11/01/2026)	20,000,000	20,158,364
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027)(b)	1,000,000	968,979
Enel Finance America LLC, 7.10%, 10/14/2027 (Callable 09/14/2027)(b)	5,332,000	5,599,489
Enel Finance International NV
4.50%, 06/15/2025(b)	25,000,000	24,670,840
6.80%, 10/14/2025(b)	10,000,000	10,156,553
Eversource Energy, 5.00%, 01/01/2027	12,000,000	11,903,734
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(b)	11,439,000	10,768,400
FirstEnergy Pennsylvania Electric Co.
4.00%, 04/15/2025(b)	5,173,000	5,090,592
5.15%, 03/30/2026(b)	7,000,000	6,952,757

The accompanying notes are an integral part of these financial statements.

20

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026)(b)	$21,525,000	$ 20,294,987
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	25,000,000	25,054,178
Pennsylvania-American Water Co., 7.80%, 09/01/2026(b)	8,000,000	8,213,789
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 02/15/2025)	16,855,000	16,523,352
Spire, Inc., 5.30%, 03/01/2026	20,000,000	19,954,788
Transelec SA, 4.25%, 01/14/2025 (Callable 10/14/2024)(b)	5,000,000	4,951,183
		246,181,849
TOTAL CORPORATE BONDS (Cost $5,238,017,967)		5,227,677,483
U.S. TREASURY SECURITIES - 31.8%
United States Treasury Note/Bond
4.00%, 02/15/2026	1,261,325,000	1,244,277,411
4.63%, 03/15/2026	260,250,000	259,345,225
4.50%, 07/15/2026	587,575,000	585,050,261
4.38%, 08/15/2026	319,575,000	317,477,789
1.13%, 10/31/2026	41,950,000	38,713,623
4.63%, 11/15/2026	116,450,000	116,395,414
4.13%, 02/15/2027	572,975,000	566,394,737
4.25%, 03/15/2027	167,975,000	166,629,888
TOTAL U.S. TREASURY SECURITIES (Cost $3,298,527,434)		3,294,284,348
ASSET-BACKED SECURITIES - 6.3%
Bank of America Auto Trust
Series 2023-1A, Class A3, 5.53%, 02/15/2028 (Callable 11/15/2026)(b)	47,800,000	47,897,378
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (Callable 08/15/2027)(b)	18,725,000	18,780,458
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 09/25/2027)(b)	24,285,000	24,487,085
Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 06/25/2027)(b)	19,525,000	19,644,458
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83%, 02/15/2028 (Callable 04/15/2027)(b)	27,275,000	27,444,359
DLLAD LLC, Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 12/20/2028)(b)	26,925,000	27,016,319

	Par	Value
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	$ 28,000,000	$ 28,356,784
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028(b)	85,463,000	84,890,023
General Motors Co.
Series 2023-1, Class A1, 5.34%, 06/15/2028(b)	45,897,000	45,953,536
Series 2024-1A, Class A1, 5.13%, 03/15/2029(b)	750,000	749,686
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/2026 (Callable 07/20/2024)(b)	1,080,000	1,060,023
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028(b)	21,000,000	21,131,582
Series 2024-B, Class A, 4.95%, 02/15/2029(b)	29,416,000	29,175,474
Series 2024-D, Class A, 5.34%, 04/15/2029(b)	10,000,000	10,028,086
JPMorgan Chase Bank NA
Series 2021-1, Class B, 0.88%, 09/25/2028 (Callable 04/25/2025)(b)	646,468	643,738
Series 2021-2, Class B, 0.89%, 12/26/2028 (Callable 09/25/2025)(b)	1,940,255	1,918,657
Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 04/25/2025)(b)	6,474,016	6,324,247
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029(b)	6,575,000	6,622,146
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 12/15/2029)(b)	3,243,034	3,113,949
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 12/15/2026)(b)	1,671,428	1,590,363
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 03/15/2027)(b)	7,300,762	6,844,235
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 07/15/2028)(b)	7,904,086	6,983,426
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 11/15/2029)(b)	21,335,519	18,627,591
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(b)	6,311,730	5,716,954

The accompanying notes are an integral part of these financial statements.

21

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029)(b)	$8,713,652	$ 7,956,129
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 01/20/2032)(b)	8,793,531	8,054,824
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 12/15/2025)(b)	2,567,391	2,553,990
Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 07/15/2027)(b)	3,250,000	3,250,229
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/2027 (Callable 04/20/2027)(b)	29,175,000	29,249,075
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.47%, 10/20/2028 (Callable 08/20/2027)(b)	27,100,000	27,137,360
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029	47,699,000	48,017,711
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2024)(b)(e)	9,478,835	9,067,976
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2024)(b)(e)	6,095,355	5,827,168
Verizon Master Trust, Series 2023-1, Class A, 4.49%, 01/22/2029 (Callable 01/20/2026)	23,150,000	22,862,940
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	43,500,000	43,430,852
TOTAL ASSET-BACKED SECURITIES (Cost $657,517,707)		652,408,811
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
BBCMS Trust, Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	13,500,000	12,071,250
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,620,046
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	27,927,000	26,300,646
Citigroup Commercial Mortgage Trust

	Par	Value
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 06/10/2025)	$ 41,915,000	$ 40,740,722
Series 2016-C3, Class A4, 3.15%, 11/15/2049 (Callable 11/15/2026)	14,394,000	13,556,151
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)	699,247	682,204
Commercial Mortgage Pass Through Certificates
Series 2015-CR23, Class A4, 3.50%, 05/10/2048 (Callable 05/10/2025)	12,400,000	12,148,031
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	5,170,000	5,052,221
Series 2015-LC21, Class A4, 3.71%, 07/10/2048 (Callable 01/10/2026)	30,235,955	29,614,528
Computershare Corporate Trust
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	24,395,000	23,725,718
Series 2015-C31, Class ASB, 3.49%, 11/15/2048 (Callable 11/15/2025)	649,751	641,004
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	5,260,000	5,033,232
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	16,723,632	16,386,873
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	37,619,067	36,618,249
Series 2016-C5, Class A5, 3.76%, 11/15/2048 (Callable 11/15/2025)	4,253,000	4,128,732
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 07/10/2024)	5,120,677	5,108,393
Series 2015-GS1, Class A2, 3.47%, 11/10/2048 (Callable 11/10/2025)	2,049,833	1,987,746
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	5,008,000	4,777,596
JP Morgan Chase Commercial Mortgage Securities, Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	2,065,000	1,952,638
JPMBB Commercial Mortgage Securities Trust

The accompanying notes are an integral part of these financial statements.

22

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2014-C22, Class A4, 3.80%, 09/15/2047 (Callable 10/15/2024)	$ 17,008,191	$ 16,958,114
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	10,800,000	10,707,955
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	9,543,000	9,424,966
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	28,374,055	27,673,545
Series 2015-C28, Class A4, 3.23%, 10/15/2048 (Callable 04/15/2025)	15,000,000	14,716,773
Series 2015-C31, Class A3, 3.80%, 08/15/2048 (Callable 08/15/2025)	17,494,940	17,079,425
Series 2015-C31, Class ASB, 3.54%, 08/15/2048 (Callable 08/15/2025)	2,163,231	2,132,398
Series 2015-C33, Class ASB, 3.56%, 12/15/2048 (Callable 11/15/2025)	1,114,149	1,096,225
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)	23,313,790	22,474,300
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	9,010,000	8,521,925
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class A4, 3.92%, 10/15/2047 (Callable 07/15/2026)	10,288,973	10,236,853
Series 2015-C21, Class A4, 3.34%, 03/15/2048 (Callable 03/15/2031)	10,702,782	10,488,768
Series 2015-C27, Class ASB, 3.56%, 12/15/2047 (Callable 11/15/2025)	961,418	951,600
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	28,125,000	27,126,667
Series 2016-C30, Class ASB, 2.73%, 09/15/2049 (Callable 10/15/2026)	1,201,307	1,173,415
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,616,254
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2031)	10,284,000	9,847,293

	Par	Value
WF-RBS Commercial Mortgage Trust
Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	$ 17,125,000	$ 16,929,068
Series 2014-C23, Class ASB, 3.64%, 10/15/2057 (Callable 08/15/2027)	2	2
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $450,365,590)		453,301,526
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.9%
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2024)(b)(f)	3,666,456	3,482,502
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2024)(b)(f)	4,874,783	4,470,325
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 07/25/2024)(b)	3,099,422	2,874,248
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025)(b)(d)	10,080,690	9,378,316
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(b)(f)	27,329,990	26,812,759
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.25%, 02/25/2058 (Callable 12/25/2041)(b)(f)	3,649,912	3,529,219
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 07/25/2024)(b)(f)	16,120,240	13,485,822
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 07/25/2024)	23,030	22,550
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2024)	391,838	190,866
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 02/25/2038)(b)(f)	15,837,940	15,262,098
FirstKey Homes 2020-SFR1 Trust, Series 2020-SFR1, Class A, 1.34%, 08/17/2037(b)	28,404,145	27,025,286
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	70,688,722	66,950,718

The accompanying notes are an integral part of these financial statements.

23

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
FirstKey Homes Trust, Series 2022-SFR3, Class A, 4.25%, 07/17/2038(b)	$6,530,227	$ 6,351,099
GCAT, Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 06/25/2042)(b)(f)	25,646,863	23,247,981
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 10/17/2024)(b)	32,685,576	30,026,941
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 07/25/2024)	1,037,576	1,021,026
Series 2003-5, Class 7A1, 5.00%, 07/25/2024 (Callable 07/25/2024)	2,026	156
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025)(b)(f)	20,008,664	19,164,889
Mill City Mortgage Trust, Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 05/25/2034)(b)(f)	166,931	164,454
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 04/25/2039)(b)(f)	28,854,045	27,080,320
Onslow Bay Mortgage Loan Trust, Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(b)(d)	8,899,154	9,068,814
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 10/25/2030)(d)	1,914,212	466,851
Rithm Capital Corp., Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 01/25/2043)(b)(f)	48,058,571	44,859,701
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 4.85%, 02/25/2034 (Callable 07/25/2024)(d)	5,325	5,147
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.15%, 10/25/2043 (Callable 07/25/2024)(f)	1,248,373	1,175,773
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 12/25/2026)(b)(f)	2,869,897	2,828,406
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 09/25/2031)(b)(f)	8,671,001	8,284,416

	Par	Value
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 05/25/2029)(b)(f)	$ 20,250,561	$ 19,522,278
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 09/25/2029)(b)(f)	2,838,971	2,742,161
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 02/25/2030)(b)(f)	1,780,390	1,744,178
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2031)(b)(f)	3,768,975	3,522,610
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 01/25/2031)(b)(f)	3,268,726	3,054,400
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2030)(b)	27,354,956	24,210,299
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.77%, 06/25/2034 (Callable 07/25/2024)(f)	1,112,125	994,248
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $420,052,057)		403,020,857
MUNICIPAL BONDS - 1.3%
Alaska Industrial Development & Export Authority, 0.00%, 03/01/2025 (g)	1,555,000	1,491,878
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 08/15/2024)(f)	32,010,000	30,577,725
Bloomington Redevelopment District, 2.40%, 08/01/2024	95,000	94,753
City of Brockton MA, 5.41%, 08/01/2027	35,040,000	35,252,128
County of Broward FL Professional Sports Facilities Tax Revenue, 6.00%, 09/01/2028	17,495,000	17,930,085
Illinois Housing Development Authority, 4.00%, 02/01/2034 (Callable 08/01/2025)	855,000	847,016
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031)(h)	870,000	743,755
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,865,000	1,787,583
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 08/01/2024)	170,000	170,000

The accompanying notes are an integral part of these financial statements.

24

Baird Short-Term Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey Economic Development Authority, 6.31%, 07/01/2026	$4,765,000	$ 4,772,290
Peralta Community College District, 0.00%, 08/05/2031 (Callable 08/05/2025)	24,275,000	22,855,082
Tennergy Corp./TN
5.97%, 06/01/2026	1,150,000	1,150,337
5.95%, 06/01/2027	800,000	801,023
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	3,845,000	3,693,893
Virginia Small Business Financing Authority, 6.50%, 07/01/2050 (Callable 08/01/2024)(b)(f)	10,000,000	9,986,548
Westvaco Corp., 7.67%, 01/15/2027(b)	3,900,000	4,015,686
TOTAL MUNICIPAL BONDS (Cost $142,358,947)		136,169,782
OTHER GOVERNMENT RELATED SECURITIES - 0.1%
Korea Electric Power Corp., 5.38%, 04/06/2026(b)	15,000,000	15,011,419
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $14,975,850)		15,011,419
	Shares
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class U, 5.25%(i)	475,011,299	475,011,299
TOTAL SHORT-TERM INVESTMENTS (Cost $475,011,299)		475,011,299
TOTAL INVESTMENTS - 102.9% (Cost $10,696,826,851)		$10,656,885,525
Liabilities in Excess of Other Assets - (2.9)%		(303,163,292)
TOTAL NET ASSETS - 100.0%		$10,353,722,233

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry, sector, or geographic region of the economy, its performance will be especially sensitive to developments that significantly affect those industries, sectors, or geographic regions.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $3,444,218,886 or 33.3% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(g)	Zero coupon bonds make no periodic interest payments.
(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2024, the total value of securities subject to the AMT was $743,755 or 0.0% of net assets.
(i)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

25

Baird Short-Term Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ —	$ 5,227,677,483	$ —	$ 5,227,677,483
U.S. Treasury Securities	—	3,294,284,348	—	3,294,284,348
Asset-Backed Securities	—	652,408,811	—	652,408,811
Non-Agency Commercial Mortgage-Backed Securities	—	453,301,526	—	453,301,526
Non-Agency Residential Mortgage-Backed Securities	—	403,020,857	—	403,020,857
Municipal Bonds	—	136,169,782	—	136,169,782
Other Government Related Securities	—	15,011,419	—	15,011,419
Money Market Funds	475,011,299	—	—	475,011,299
Total Investments	$ 475,011,299	$10,181,874,226	$ —	$10,656,885,525

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

26

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 46.8%
United States Treasury Note/Bond
4.38%, 08/15/2026	$480,250,000	$ 477,098,359
1.13%, 10/31/2026	288,320,000	266,076,562
4.63%, 11/15/2026	384,825,000	384,644,613
4.13%, 02/15/2027	786,200,000	777,170,981
1.13%, 08/31/2028	481,075,000	421,485,592
2.38%, 03/31/2029	243,175,000	222,457,630
2.75%, 05/31/2029	331,900,000	308,329,916
3.88%, 12/31/2029	545,300,000	532,349,125
4.13%, 08/31/2030	417,100,000	411,788,490
4.00%, 01/31/2031	316,825,000	310,451,371
1.25%, 08/15/2031	57,450,000	46,624,266
2.88%, 05/15/2032	106,375,000	95,841,382
3.50%, 02/15/2033	353,475,000	331,299,965
4.38%, 05/15/2034	38,050,000	38,061,891
TOTAL U.S. TREASURY SECURITIES
(Cost $4,662,163,495)		4,623,680,143
CORPORATE BONDS - 37.8%
Financials - 18.5%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	26,048,000	25,685,164
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,200,000	11,251,597
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	5,000,000	5,066,044
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	9,957,570
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	10,000,000	9,328,335
6.45%, 04/15/2027 (Callable 03/15/2027)	5,399,000	5,522,217
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	5,000,000	5,161,110
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	16,000,000	15,894,977
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	14,000,000	15,201,392
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,231,166
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	9,000,000	6,879,018

	Par	Value
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	$7,000,000	$ 7,407,013
5.45%, 07/15/2034 (Callable 04/15/2034)	10,000,000	9,918,152
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032(a)	5,000,000	5,318,089
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	15,000,000	15,301,486
6.75%, 10/25/2028 (Callable 09/25/2028)(a)	6,850,000	7,138,780
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	4,000,000	3,953,394
Banco Santander SA
5.18%, 11/19/2025	5,000,000	4,951,714
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,126,600
6.61%, 11/07/2028	6,600,000	6,931,868
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	3,969,995
2.75%, 12/03/2030	4,000,000	3,328,343
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,666,534
6.92%, 08/08/2033	4,000,000	4,175,918
6.35%, 03/14/2034	5,000,000	5,003,571
Bank of America Corp.
3.09% to 10/01/2024 then 3 mo. Term SOFR + 1.35%, 10/01/2025 (Callable 10/01/2024)	3,295,000	3,271,993
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	7,500,000	7,454,987
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	5,000,000	4,634,628
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028 (Callable 01/20/2027)	375,000	361,438
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	4,836,952
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,491,107
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	9,919,626

The accompanying notes are an integral part of these financial statements.

27

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	$ 5,000,000	$ 5,149,141
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,689,000	1,588,207
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,568,000	10,104,518
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	3,859,077
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,101,803
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,538,220
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	11,243,000	10,354,915
Bank of Nova Scotia
4.50%, 12/16/2025	7,000,000	6,888,426
5.25%, 06/12/2028	5,000,000	5,025,166
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,135,428
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	14,850,000	14,659,306
5.79%, 07/13/2028(a)	2,500,000	2,549,457
Barclays PLC
3.65%, 03/16/2025	275,000	270,790
4.34%, 01/10/2028 (Callable 01/10/2027)	8,790,000	8,460,604
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	10,000,000	10,351,976
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	6,660,097
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,587,105
BNP Paribas SA
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024)(a)	5,000,000	4,937,747
4.38%, 05/12/2026(a)	8,288,000	8,063,782

	Par	Value
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	$ 4,250,000	$ 3,967,190
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	5,000,000	4,995,368
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	2,000,000	1,745,430
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	4,625,000	4,576,558
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	5,000,000	4,191,385
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	7,000,000	5,890,708
Boston Properties LP, 3.20%, 01/15/2025 (Callable 10/15/2024)	12,400,000	12,215,094
BPCE SA
4.63%, 07/11/2024(a)	10,500,000	10,492,412
4.88%, 04/01/2026(a)	3,386,000	3,318,386
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	5,000,000	5,183,519
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	11,500,000	9,357,609
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032)(a)	6,200,000	6,136,015
6.51% to 01/18/2034 then 1 yr. CMT Rate + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	4,000,000	4,004,307
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	5,000,000	4,980,092
Brown & Brown, Inc.
4.20%, 09/15/2024 (Callable 08/01/2024)	10,461,000	10,417,161
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,443,987
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	2,890,055
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,127,253
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	15,525,000	15,605,068
5.24%, 06/28/2027	6,475,000	6,464,698
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	13,859,482

The accompanying notes are an integral part of these financial statements.

28

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	$ 5,000,000	$ 4,819,568
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,131,762
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	2,986,127
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,210,447
Centene Corp., 2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	4,838,672
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,513,976
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,835,567
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	4,970,874
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	8,494,088
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,615,887
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,236,665
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	283,315
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,100,939
CNA Financial Corp.
4.50%, 03/01/2026 (Callable 12/01/2025)	5,370,000	5,286,478
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,060,781
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,194,904
CNO Global Funding, 2.65%, 01/06/2029(a)	15,000,000	13,131,900
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	22,000,000	18,248,797
3.78%, 03/14/2032(a)	20,000,000	17,510,103
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,700,000	7,578,856

	Par	Value
3.75%, 07/21/2026	$ 1,826,000	$ 1,757,716
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	7,700,000	7,349,474
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	12,957,314
Corebridge Global Funding, 5.20%, 06/24/2029(a)	3,000,000	2,988,585
Credit Agricole SA
5.59%, 07/05/2026(a)	8,200,000	8,236,795
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026)(a)	4,000,000	3,729,843
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	14,250,000	14,635,084
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,500,000	7,545,055
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	5,000,000	4,752,796
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	25,000,000	24,199,793
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	12,650,000	12,685,286
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,243,382
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,450,000	3,185,274
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	18,700,000	18,675,272
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,199,936
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,197,790
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	300,000	286,516
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	9,602,962

The accompanying notes are an integral part of these financial statements.

29

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Discover Financial Services
3.75%, 03/04/2025 (Callable 12/04/2024)	$ 250,000	$ 246,696
4.10%, 02/09/2027 (Callable 11/09/2026)	12,000,000	11,536,705
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,547,922
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,624,466
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,234,312
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,633,263
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,406,479
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,052,827
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028(a)	3,275,000	3,312,730
5.25%, 04/26/2029(a)	9,300,000	9,277,867
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,125,441
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	2,885,427
Goldman Sachs Group, Inc.
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025 (Callable 09/29/2024)	3,500,000	3,477,448
1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026 (Callable 12/09/2025)	2,000,000	1,869,588
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	14,497,861
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,865,382
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	24,980,112
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,807,025

	Par	Value
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	$ 3,100,000	$ 2,984,136
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,106,154
Guardian Life Global Funding
5.55%, 10/28/2027(a)	15,000,000	15,203,292
5.74%, 10/02/2028(a)	22,200,000	22,783,861
Hartford Financial Services Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,600,000	4,084,788
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030)(a)	10,275,000	8,680,192
5.45%, 06/15/2034 (Callable 03/15/2034)(a)	7,500,000	7,412,248
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	5,000,000	4,720,424
HSBC Holdings PLC
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,485,000	7,353,472
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,112,471
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	9,666,709
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,500,000	1,402,165
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	9,100,000	9,051,683
Huntington Bancshares, Inc./OH, 4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	4,837,000	4,685,400
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,176,605
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	3,833,000	3,696,156
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,309,970
Invesco Finance PLC, 3.75%, 01/15/2026	300,000	292,023

The accompanying notes are an integral part of these financial statements.

30

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Jackson National Life Global Funding
5.60%, 04/10/2026(a)	$ 10,000,000	$ 9,977,101
5.25%, 04/12/2028(a)	7,281,000	7,141,631
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,700,000	1,677,458
6.45%, 06/08/2027	3,325,000	3,403,974
JPMorgan Chase & Co.
2.30% to 10/15/2024 then SOFR + 1.16%, 10/15/2025 (Callable 10/15/2024)	13,000,000	12,869,358
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026 (Callable 03/13/2025)	7,625,000	7,427,557
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	5,000,000	4,697,354
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	7,000,000	6,532,459
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	5,000,000	4,592,456
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,150,000	12,435,465
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	10,000,000	10,332,205
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	25,396,023
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,296,490
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	122,008
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,222,953
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	6,968,980
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,425,772
KeyBank NA, 3.40%, 05/20/2026	2,200,000	2,089,403
Kite Realty Group LP, 5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	4,888,410

	Par	Value
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(a)	$ 1,559,000	$ 1,519,833
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	8,850,000	8,221,200
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,562,847
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	5,000,000	5,019,769
4.63%, 11/15/2027 (Callable 07/05/2024)(a)	10,800,000	10,450,359
4.00%, 03/15/2029 (Callable 08/01/2024)(a)	18,668,000	17,401,670
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	5,000,000	4,994,659
Macquarie Group Ltd.
5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025)(a)	5,000,000	4,973,008
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	5,000,000	4,144,616
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	4,350,000	3,594,857
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	5,000,000	4,614,967
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	550,000	468,506
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033(a)	10,000,000	9,818,032
MBIA Insurance Corp., 16.85% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(b)	500,000	25,000
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(a)	390,000	399,848
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	5,000,000	4,626,869
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,015,349

The accompanying notes are an integral part of these financial statements.

31

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	$ 6,000,000	$ 4,965,304
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	7,000,000	7,018,555
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	10,000,000	9,711,442
3.13%, 07/27/2026	4,750,000	4,541,184
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,476,325
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	481,748
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	15,317,033
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	6,777,317
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	13,750,000	13,747,166
National Australia Bank Ltd., 2.33%, 08/21/2030(a)	7,850,000	6,493,145
National Australia Bank Ltd./ New York, 3.38%, 01/14/2026	500,000	486,905
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027)(a)	6,825,000	6,837,676
Nationwide Building Society, 4.00%, 09/14/2026(a)	20,675,000	19,867,552
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031(a)	9,017,000	10,076,002
NatWest Group PLC
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	2,000,000	2,026,138
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029)(c)	4,700,000	4,617,231
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(c)	6,850,000	6,545,748
NatWest Markets PLC, 5.42%, 05/17/2027(a)	8,000,000	7,995,352
New York Life Global Funding, 5.00%, 01/09/2034(a)	4,140,000	4,069,776

	Par	Value
Nomura Holdings, Inc.
1.65%, 07/14/2026	$ 13,725,000	$ 12,686,367
3.10%, 01/16/2030	5,000,000	4,420,154
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	6,556,000	6,460,947
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	7,000,000	6,912,802
Principal Financial Group, Inc., 3.10%, 11/15/2026 (Callable 08/15/2026)	850,000	808,941
Principal Life Global Funding II, 3.00%, 04/18/2026(a)	7,000,000	6,715,674
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	4,820,942
Protective Life Corp., 3.40%, 01/15/2030 (Callable 10/15/2029)(a)	1,400,000	1,247,212
Protective Life Global Funding, 5.21%, 04/14/2026(a)	4,775,000	4,760,657
Prudential Insurance Co. of America, 8.30%, 07/01/2025(a)	8,600,000	8,785,324
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(a)	11,775,000	10,915,365
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032)(a)	14,000,000	12,451,949
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,166,380
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,136,317
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	2,000,000	1,841,813
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	5,000,000	4,890,734
Societe Generale SA
2.63%, 01/22/2025(a)	3,355,000	3,289,858
4.25%, 04/14/2025(a)	5,846,000	5,747,327
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025)(a)	3,968,000	3,881,186
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025)(a)	7,415,000	6,931,906
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	10,000,000	9,224,013

The accompanying notes are an integral part of these financial statements.

32

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	$ 2,000,000	$ 1,972,670
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025)(a)(c)	19,825,000	19,472,986
3.97% to 03/30/2025 then 1 yr. CMT Rate + 1.65%, 03/30/2026 (Callable 03/30/2025)(a)	4,500,000	4,435,847
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	4,500,000	4,214,902
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,631,241
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	4,500,000	4,460,347
State Street Corp., 2.90% to 03/30/2025 then SOFR + 2.60%, 03/30/2026 (Callable 03/30/2025)	275,000	269,080
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,033,798
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	8,100,000	8,099,166
3.54%, 01/17/2028	2,094,000	1,984,210
5.85%, 07/13/2030	12,000,000	12,318,356
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	14,000,000	14,088,975
Swedbank AB, 5.41%, 03/14/2029 (a)	7,000,000	7,002,574
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,383,005
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	775,000	761,947
3.70%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,862,774
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,000,000	12,251,099
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	1,125,000	1,103,618

	Par	Value
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	$ 4,000,000	$ 4,247,456
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	15,000,000	13,165,367
UBS Group AG
4.49% to 08/05/2024 then 1 yr. CMT Rate + 1.60%, 08/05/2025 (Callable 08/05/2024)(a)	5,000,000	4,992,121
2.59% to 09/11/2024 then SOFR + 1.56%, 09/11/2025 (Callable 09/11/2024)(a)	12,395,000	12,312,628
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	12,400,000	12,406,521
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	5,000,000	4,587,289
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	500,000	479,498
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027)(a)	1,500,000	1,469,057
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(c)	7,750,000	7,315,294
Voya Financial, Inc., 3.65%, 06/15/2026	2,910,000	2,808,164
Wells Fargo & Co.
3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)	600,000	574,389
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,307,714
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	10,005,617
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	4,930,924
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	8,000,000	8,072,577
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,301,702
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,115,837

The accompanying notes are an integral part of these financial statements.

33

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	$ 4,250,000	$ 4,341,481
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	2,300,000	2,254,799
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	3,906,583
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	7,860,045
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,548,580
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,791,529
		1,819,507,879
Industrials - 16.8%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	224,473
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,422,162
2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	210,881
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	235,613
Aker BP ASA
2.00%, 07/15/2026 (Callable 06/15/2026)(a)	14,122,000	13,138,700
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	2,500,000	2,522,052
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	7,000,000	6,887,292
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	2,917,882
Allegion US Holding Co., Inc.
3.20%, 10/01/2024 (Callable 08/01/2024)	4,998,000	4,962,065
5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	1,995,185
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,027,119
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,439,562

	Par	Value
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	$ 7,800,000	$ 7,783,477
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,566,194
Anglo American Capital PLC
4.00%, 09/11/2027(a)	1,497,000	1,434,178
2.25%, 03/17/2028 (Callable 01/17/2028)(a)	6,500,000	5,820,159
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	300,000	255,961
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	4,500,000	4,405,182
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	8,903,122
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034)(a)	10,000,000	10,357,000
ArcelorMittal SA
4.55%, 03/11/2026	11,355,000	11,164,969
6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,310,538
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(a)	10,075,000	9,183,580
4.00%, 05/01/2028 (Callable 07/12/2024)(a)	7,166,000	6,771,059
4.25%, 11/01/2029 (Callable 11/01/2024)(a)	2,000,000	1,875,129
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	11,225,000	10,951,093
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	3,075,000	3,080,805
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,425,000	2,350,262
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,200,988
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,280,520
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,004,065
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,050,526
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,769,141
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	12,095,000	12,156,452
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,711,498

The accompanying notes are an integral part of these financial statements.

34

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.40%, 02/15/2031 (Callable 11/15/2030)	$ 225,000	$ 197,006
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	9,826,796
British Telecommunications PLC, 9.63%, 12/15/2030	19,931,000	24,335,913
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,837,756
Broadcom, Inc.
3.15%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,844,632
4.75%, 04/15/2029 (Callable 01/15/2029)	250,000	246,573
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,555,575
2.45%, 02/15/2031 (Callable 11/15/2030)(a)	10,000,000	8,421,107
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	250,000	240,246
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	4,991,242
Carlisle Cos., Inc., 3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	262,032
Carrier Global Corp., 2.24%, 02/15/2025 (Callable 01/15/2025)	1,921,000	1,880,244
CBRE Services, Inc., 5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,051,921
Celanese US Holdings LLC, 6.05%, 03/15/2025	2,705,000	2,708,438
CF Industries, Inc., 4.50%, 12/01/2026(a)	5,950,000	5,808,320
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,600,000	12,180,405
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,674,074
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,406,585
6.38%, 10/23/2035 (Callable 04/23/2035)	1,790,000	1,745,249
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	347,000	343,629
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,880,300

	Par	Value
5.05%, 03/30/2029 (Callable 12/30/2028)	$ 4,155,000	$ 3,995,833
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,270,524
6.55%, 06/01/2034 (Callable 03/01/2034)	3,000,000	3,000,998
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,055,776
5.75%, 08/15/2034 (Callable 02/15/2034)(a)	5,000,000	5,019,920
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)(a)	6,600,000	6,605,214
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,217,619
Cigna Group, 4.50%, 02/25/2026 (Callable 11/27/2025)	196,000	193,025
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031)(a)	5,000,000	4,204,471
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	250,000	236,603
4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,649,345
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,411,345
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	7,882,424
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025 (Callable 03/01/2025)	880,000	869,190
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028)(a)	9,125,000	9,332,260
CommonSpirit Health, 2.76%, 10/01/2024 (Callable 07/22/2024)	525,000	520,770
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,309,154
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	4,000,000	4,048,884
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,460,873
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033)(a)	5,000,000	5,000,613
Cox Communications, Inc.
3.85%, 02/01/2025 (Callable 11/01/2024)(a)	2,800,000	2,766,214

The accompanying notes are an integral part of these financial statements.

35

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.35%, 09/15/2026 (Callable 06/15/2026)(a)	$ 2,527,000	$ 2,415,823
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	2,000,000	1,989,193
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,025,615
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,398,078
4.30%, 03/25/2028 (Callable 12/25/2027)	5,818,000	5,617,968
5.25%, 02/21/2033 (Callable 11/21/2032)	8,550,000	8,348,828
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,282,275
CVS Pass-Through Trust
6.04%, 12/10/2028	6,046,513	6,061,515
5.77%, 01/10/2033(a)	159,923	158,499
5.93%, 01/10/2034(a)	7,856,778	7,786,270
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036(a)	2,430,788	2,114,020
Daimler Truck Finance North America LLC
3.65%, 04/07/2027(a)	13,825,000	13,233,551
5.13%, 09/25/2029 (Callable 08/25/2029)(a)	16,275,000	16,155,756
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	3,346,000	3,381,008
4.90%, 10/01/2026 (Callable 08/01/2026)	425,000	420,841
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	9,524,132
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,791,525
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	2,970,143
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	1,015,000	893,145
DuPont de Nemours, Inc., 4.49%, 11/15/2025 (Callable 09/15/2025)	4,450,000	4,387,019
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	12,000,000	11,015,300
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	9,959,978

	Par	Value
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	$ 9,000,000	$ 9,105,311
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,024,109
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	3,281,000	3,391,891
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	10,645,228
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	460,661
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,282,799
6.00%, 02/01/2029 (Callable 08/01/2024)(a)	4,000,000	4,027,464
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,207,544
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,682,379
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	252,974
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	3,000,000	3,130,467
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034)(a)	4,000,000	3,963,201
EQT Corp., 5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,377,401
EQT Midstream Partners LP, 4.13%, 12/01/2026 (Callable 09/01/2026)	5,000,000	4,819,237
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	2,995,126
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,324,825
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,002,132
Evernorth Health, Inc., 4.50%, 02/25/2026 (Callable 11/27/2025)	11,738,000	11,536,674
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	6,230,000	6,081,481
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	8,000,000	7,571,490
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,403,986
5.10%, 07/15/2032 (Callable 04/15/2032)	4,750,000	4,690,605
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	14,763,610

The accompanying notes are an integral part of these financial statements.

36

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.20%, 10/01/2028 (Callable 07/01/2028)	$ 1,035,000	$ 994,562
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	647,171
5.63%, 08/21/2033 (Callable 05/21/2033)	5,325,000	5,369,879
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	3,515,000	2,924,697
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	6,765,000	6,565,158
4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	3,942,344
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030)(a)	7,000,000	6,065,016
2.30%, 10/01/2031 (Callable 07/01/2031)(a)	10,225,000	8,312,932
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	249,931
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,000,225
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,419,941
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,166,468
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,468,890
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,142,553
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	679,649
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	20,000,000	18,228,840
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	500,000	452,427
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	5,861,000	5,891,499
General Motors Financial Co., Inc.
2.90%, 02/26/2025 (Callable 01/26/2025)	4,000,000	3,924,762
5.40%, 05/08/2027	11,100,000	11,093,886
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,515,575
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,133,498

	Par	Value
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	$ 7,525,000	$ 7,430,064
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026 (Callable 03/10/2026)	21,600,000	20,146,770
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	4,850,000	4,675,212
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	1,150,000	1,097,435
5.40%, 05/08/2028 (Callable 04/08/2028)(a)	12,200,000	12,196,882
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	175,000	172,509
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	6,000,000	5,972,142
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	6,343,000	5,363,389
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	3,725,000	3,882,600
2.63%, 09/23/2031 (Callable 06/23/2031)(a)	8,350,000	6,851,308
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	3,000,000	3,125,040
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,200,132
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	239,403
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026)(a)	300,000	277,923
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	300,000	287,984
Hubbell, Inc., 3.35%, 03/01/2026 (Callable 12/01/2025)	225,000	217,757
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	14,877,206
Hyundai Capital America
2.65%, 02/10/2025 (Callable 01/10/2025)(a)	525,000	515,100
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	5,825,000	5,465,783
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	15,000,000	13,813,835
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	7,975,000	8,189,283
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	11,799,120
IDEX Corp., 3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	970,050

The accompanying notes are an integral part of these financial statements.

37

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	$ 7,000,000	$ 7,065,241
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	484,840
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,992,190
International Business Machines Corp., 3.30%, 05/15/2026	6,900,000	6,668,632
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	10,000,000	8,928,281
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026 (Callable 01/01/2026)	3,500,000	3,420,775
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	7,980,890
6.75%, 03/15/2034 (Callable 12/15/2033)(a)	10,275,000	10,892,610
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,652,373
Kinder Morgan, Inc.
4.30%, 06/01/2025 (Callable 03/01/2025)	300,000	296,094
8.05%, 10/15/2030	6,846,000	7,706,900
7.80%, 08/01/2031	15,425,000	17,439,321
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	7,860,394
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,441,044
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,427,196
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	391,443
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,437,286
Lennox International, Inc.
1.35%, 08/01/2025 (Callable 07/01/2025)	7,000,000	6,682,591
1.70%, 08/01/2027 (Callable 06/01/2027)	475,000	427,349
LYB International Finance III LLC, 2.25%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,223,636
Marathon Petroleum Corp., 5.13%, 12/15/2026 (Callable 09/15/2026)	150,000	149,435
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)	10,000,000	9,973,092

	Par	Value
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	$ 200,000	$ 173,778
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)	9,240,000	8,912,289
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	2,975,000	2,887,767
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,650,917
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025)(a)	1,050,000	1,033,504
MPLX LP
4.88%, 06/01/2025 (Callable 03/01/2025)	10,219,000	10,128,648
1.75%, 03/01/2026 (Callable 02/01/2026)	300,000	281,913
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	267,030
2.65%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,403,847
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	4,991,000	4,846,003
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	550,000	536,961
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,329,976
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,151,598
7.50%, 05/01/2031	2,000,000	2,206,462
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	3,508,712
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,050,000	10,374,322
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,712,312
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,137,725
Orange SA, 9.00%, 03/01/2031	4,125,000	4,920,141
PeaceHealth Obligated Group, 1.38%, 11/15/2025 (Callable 08/15/2025)	550,000	518,152
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (Callable 10/01/2024)(a)	8,000,000	7,910,064
3.95%, 03/10/2025 (Callable 01/10/2025)(a)	12,000,000	11,853,094

The accompanying notes are an integral part of these financial statements.

38

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	$ 6,500,000	$ 6,387,699
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	7,200,000	7,303,392
5.70%, 02/01/2028 (Callable 01/01/2028)(a)	2,900,000	2,925,638
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	4,425,000	4,455,870
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,353,006
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	452,427
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,527,000	16,173,841
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,450,000	5,043,659
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,313,885
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,000,000	13,402,520
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,808,150
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,401,577
2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	12,259,731
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,556,721
5.25%, 06/01/2028 (Callable 05/01/2028)	6,000,000	6,011,889
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	10,280,000	10,321,175
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,025,012
5.90%, 09/15/2037 (Callable 03/15/2037)	3,000,000	3,070,262
Samarco Mineracao SA, 9.00% (9.00% PIK), 06/30/2031 (Callable 07/17/2024)(a)	1,830,214	1,701,777
Sherwin-Williams Co., 3.30%, 02/01/2025 (Callable 11/01/2024)	3,851,000	3,793,348
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,250,000	4,335,905
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	7,800,000	7,955,925

	Par	Value
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026)(a)	$ 15,000,000	$ 13,957,978
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)(a)	10,000,000	9,821,748
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	8,546,956
8.00%, 03/01/2032	2,523,000	2,865,072
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,781,326
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,062,091
Steel Dynamics, Inc., 2.80%, 12/15/2024 (Callable 11/15/2024)	325,000	320,546
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026)(a)	575,000	523,952
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,404,203
Targa Resources Corp., 5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	4,990,361
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	5,500,000	5,446,486
3.90%, 05/25/2027 (Callable 02/25/2027)	13,850,000	13,267,583
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	225,000	218,100
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,271,901
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 07/12/2024)	4,000,000	3,693,894
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	21,693,587
Toll Road Investors Partnership II LP
0.00%, 02/15/2026(a)(d)	6,590,000	5,804,933
0.00%, 02/15/2028(a)(d)	750,000	565,544
Trane Technologies Co. LLC, 6.39%, 11/15/2027	1,195,000	1,232,713
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,341,353
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,910,407
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	10,000,000	9,322,029
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	6,920,323
Tyson Foods, Inc., 4.00%, 03/01/2026 (Callable 01/01/2026)	3,000,000	2,928,687

The accompanying notes are an integral part of these financial statements.

39

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	$ 9,500,000	$ 8,546,383
6.13%, 06/12/2033 (Callable 03/12/2033)	20,000,000	20,153,980
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	273,444
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	10,000,000	9,785,326
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	16,791,825
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,883,979
Verizon Communications, Inc.
4.13%, 03/16/2027	3,196,000	3,115,434
3.00%, 03/22/2027 (Callable 01/22/2027)	13,000,000	12,299,721
2.10%, 03/22/2028 (Callable 01/22/2028)	5,750,000	5,171,153
4.33%, 09/21/2028	2,351,000	2,285,989
4.02%, 12/03/2029 (Callable 09/03/2029)	5,628,000	5,319,231
2.36%, 03/15/2032 (Callable 12/15/2031)	2,309,000	1,887,553
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	25,000,000	23,374,067
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	10,500,000	10,335,824
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	1,605,000	1,386,265
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	900,000	828,700
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028)(a)	6,000,000	6,191,752
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	6,300,000	5,888,567
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	14,514,800
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	106,000	99,734
3.20%, 04/15/2030 (Callable 01/15/2030)	6,335,000	5,303,136
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 07/12/2024)	6,000,000	5,999,980
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,603,612

	Par	Value
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	$ 875,000	$ 760,305
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)	10,000,000	8,678,201
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	6,938,213
4.05%, 02/01/2030 (Callable 11/01/2029)	2,000,000	1,860,096
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,879,146
3.45%, 11/15/2026 (Callable 08/15/2026)	11,050,000	10,560,168
4.70%, 09/15/2028 (Callable 06/15/2028)	1,500,000	1,470,469
Williams Cos., Inc., 7.50%, 01/15/2031	6,650,000	7,347,151
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	9,000,000	8,362,939
Woodside Finance Ltd., 4.50%, 03/04/2029 (Callable 12/04/2028)(a)	10,000,000	9,652,595
WRKCo, Inc.
4.65%, 03/15/2026 (Callable 01/15/2026)	275,000	270,984
3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	7,873,093
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	1,150,000	1,110,422
		1,657,522,136
Utilities - 2.5%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029)(a)	7,000,000	7,165,596
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028)(a)	4,400,000	4,224,916
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,210,143
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	15,088,723
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	237,145
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	17,717,263
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	14,877,259

The accompanying notes are an integral part of these financial statements.

40

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
5.85%, 06/01/2034 (Callable 03/01/2034)	$ 12,000,000	$ 12,173,732
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031)(a)	12,400,000	10,064,675
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030)(a)	550,000	455,722
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027)(a)	10,000,000	9,806,545
3.50%, 04/06/2028(a)	14,675,000	13,728,516
5.50%, 06/26/2034 (Callable 03/26/2034)(a)	25,000,000	24,360,840
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029)(a)	12,000,000	11,963,894
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	11,572,697
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	221,761
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	325,000	305,947
FirstEnergy Corp., 2.05%, 03/01/2025 (Callable 02/01/2025)	6,450,000	6,273,566
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	259,282
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	15,717,000	13,840,138
5.40%, 06/01/2033 (Callable 03/01/2033)(a)	4,275,000	4,213,894
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	4,400,000	4,400,648
KeySpan Corp., 8.00%, 11/15/2030	2,000,000	2,222,964
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	10,000,000	10,041,699
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,048,687
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,010,603
National Grid USA, 5.80%, 04/01/2035	9,700,000	9,685,312
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,300,266
Pacific Gas and Electric Co.
3.45%, 07/01/2025	259,500	253,154
3.75%, 07/01/2028	259,500	243,662

	Par	Value
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	$ 325,000	$ 290,069
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034)(a)	10,000,000	10,011,168
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,100,000	8,235,166
		249,505,652
TOTAL CORPORATE BONDS (Cost $3,862,296,961)		3,726,535,667
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.6%
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(e)	22,035,718	21,426,397
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2024)(a)(f)	1,051,497	998,741
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025)(a)(e)	16,435,529	15,290,380
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 11/20/2024)	491,849	450,809
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.36%, 07/25/2034 (Callable 07/25/2024)(f)	292,684	261,267
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2043)(a)(f)	28,698,444	28,321,642
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 07/25/2044)(a)(f)	53,425,000	48,215,506
Chase Home Lending Mortgage Trust 2023-RPL3
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 01/25/2043)(a)(f)	46,865,371	40,726,607
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064(a)(f)	28,075,000	24,529,128
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(f)	32,443,484	31,829,478
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	38,449,952	36,416,726
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	21,266,749	19,420,027

The accompanying notes are an integral part of these financial statements.

41

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	$ 21,040,285	$ 20,280,830
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	21,709,268	21,113,767
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 09/17/2024)(a)	15,813,942	14,700,587
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	31,573,373	27,677,519
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 07/25/2024)	135,376	133,217
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025)(a)(f)	24,592,114	23,555,052
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 06/25/2036)(a)(f)	120,871	116,964
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 05/25/2033)(a)(f)	159,877	153,180
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 05/25/2030)(a)(f)	1,095,609	1,030,563
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 04/25/2039)(a)(f)	3,695,028	3,467,886
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	20,000,000	18,310,600
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 07/25/2024 (Callable 07/25/2024)	1,181	1,092
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.15%, 10/25/2043 (Callable 07/25/2024)(f)	749,024	705,464
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 05/25/2029)(a)(f)	26,541	25,587
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 01/25/2031)(a)(f)	135,455	124,684
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 02/25/2030)(a)(f)	81,211	79,559
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029)(a)(f)	3,315,707	3,156,133

	Par	Value
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2031)(a)(f)	$ 10,845,780	$ 10,136,829
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2030)(a)	10,632,513	9,410,226
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 12/25/2033)(a)(f)	5,237,219	4,840,676
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 01/25/2030)(a)(f)	9,032,896	8,471,836
Series 2024-1, Class A1, 4.37%, 03/25/2064 (Callable 08/25/2034)(a)(f)	14,408,646	14,360,348
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.77%, 06/25/2034 (Callable 07/25/2024)(f)	673,207	601,851
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 07/25/2024)	826,534	809,792
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $460,978,846)		451,150,950
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	545,170
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	5,665,000	5,343,549
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	950,000	894,506
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	769,031	744,934
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	529,072
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,275,000	8,712,128
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	895,000	844,532
BANK-2022
Series 2022-BNK40, Class ASB, 3.51%, 03/15/2064 (Callable 03/15/2032)(f)	16,205,000	14,985,977

The accompanying notes are an integral part of these financial statements.

42

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032)(f)	$ 13,475,000	$ 13,880,099
BANK5 Trust, Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	23,926,999
Benchmark Mortgage Trust, Series 2022-B33, Class ASB, 3.47%, 03/15/2055 (Callable 03/15/2032)	6,407,000	5,940,719
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058 (Callable 05/10/2026)	103,989	102,166
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A4, 3.62%, 07/10/2047 (Callable 07/10/2024)	2,187,910	2,184,369
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2025)	15,860,000	15,346,041
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,018,075	5,643,912
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,350,000	2,215,001
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	350,000	328,693
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,381,971
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	18,353,060
Computershare Corporate Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/2047 (Callable 01/15/2025)	999,016	993,830
Series 2015-C26, Class ASB, 2.99%, 02/15/2048 (Callable 02/15/2025)	7,748	7,698
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	18,194,000	17,694,844
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	34,843,144	33,903,844
Series 2015-P2, Class ASB, 3.66%, 12/15/2048 (Callable 12/15/2025)	3,528,783	3,473,629

	Par	Value
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	$ 4,966,000	$ 4,677,260
Series 2017-C40, Class A3, 3.32%, 10/15/2050 (Callable 10/15/2027)	8,800,000	8,309,230
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	3,972,453	3,852,313
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,050,255
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)	7,545,000	7,189,909
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,546,248
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,500,000	5,110,270
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,803,488
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,866,000	6,235,150
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028)(f)	9,372,252	8,834,658
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	7,168,000	6,777,969
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 06/15/2027)	18,900,000	17,586,552
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	404,520	402,709
Series 2014-C25, Class ASB, 3.41%, 11/15/2047 (Callable 11/15/2024)	9,498	9,463
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 01/15/2025)	14,480,202	14,325,219
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	250,000	242,031

The accompanying notes are an integral part of these financial statements.

43

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	$ 17,200,000	$ 15,972,316
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	4,943,017
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.92%, 04/15/2055 (Callable 04/15/2032)(f)	9,422,000	8,866,169
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	29,745,000	28,858,418
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	13,454,879
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	15,521,000	14,436,245
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 12/15/2026)	9,607,210	9,054,846
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class ASB, 3.32%, 11/15/2047 (Callable 11/15/2024)	122	122
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $396,311,208)		377,515,479
ASSET-BACKED SECURITIES - 3.2%
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 09/25/2027)(a)	27,475,000	27,703,629
Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 06/25/2027)(a)	27,425,000	27,592,792
DLLAD LLC, Series 2023-1A, Class A3, 4.79%, 01/20/2028 (Callable 10/20/2027)(a)	29,500,000	29,203,822
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	23,275,000	23,571,577
Series 2024-1, Class A, 5.34%, 05/15/2030	10,500,000	10,542,086
General Motors Co., Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,952,000	26,169,652

	Par	Value
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029)(a)	$ 18,425,000	$ 18,352,009
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	16,975,000	17,055,550
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	9,075,000	9,100,488
Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, 07/17/2028 (Callable 01/15/2028)(a)	26,850,000	26,778,770
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 11/15/2029)(a)	13,746,145	12,001,470
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 01/15/2030)(a)	1,979,418	1,745,884
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 04/15/2030)(a)	15,376,366	14,667,259
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	4,057,541	3,675,185
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 01/20/2032)(a)	944,011	864,709
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027 (a)	10,775,000	10,622,184
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	16,200,000	14,570,683
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027 (Callable 08/20/2026)(a)	17,375,000	17,570,947
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	14,737,520	14,148,988
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2024)(a)(g)	3,936,720	3,766,084
Verizon Master Trust, Series 2023-1, Class A, 4.49%, 01/22/2029 (Callable 01/20/2026)	9,327,000	9,211,345
TOTAL ASSET-BACKED SECURITIES
(Cost $323,327,796)		318,915,113
MUNICIPAL BONDS - 1.4%
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,534,858

The accompanying notes are an integral part of these financial statements.

44

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
City of College Park GA, 5.97%, 01/01/2031	$ 2,095,000	$ 2,150,889
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	5,640,000	5,785,119
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,284,182
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,380,693
GBG LLC, 2.25%, 09/01/2030(a)	763,829	675,664
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,327,569
6.81%, 10/01/2028	1,370,000	1,407,845
Illinois Housing Development Authority, 6.50%, 04/01/2054 (Callable 10/01/2032)	18,350,000	19,143,798
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,142,978
2.16%, 07/01/2028	10,000,000	8,984,277
6.07%, 07/01/2033	7,445,000	7,540,347
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	6,330,000	6,319,070
Minnesota Housing Finance Agency, 6.50%, 07/01/2054 (Callable 01/01/2033)	4,125,000	4,252,384
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,575,000	2,642,826
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	5,237,646
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	10,886,805
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(h)	1,600,000	1,647,149
5.00%, 12/01/2028(h)	1,225,000	1,267,227
5.00%, 12/01/2028(h)	1,205,000	1,246,538
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,787,303
Niagara Area Development Corp.
3.00%, 05/01/2025	1,000,000	976,305
3.20%, 05/01/2026	1,995,000	1,906,225
3.27%, 05/01/2027	2,060,000	1,933,416
3.37%, 05/01/2028	2,130,000	1,967,201
3.42%, 05/01/2029	2,200,000	1,992,850

	Par	Value
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	$ 3,440,000	$ 3,242,327
2.36%, 04/15/2028	1,325,000	1,202,895
South Dakota Housing Development Authority, 2.70%, 11/01/2036 (Callable 11/01/2025)	145,000	142,422
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	10,000,000	10,264,598
Westvaco Corp., 7.67%, 01/15/2027(a)	8,400,000	8,649,169
TOTAL MUNICIPAL BONDS (Cost $144,530,569)		134,922,575
OTHER GOVERNMENT RELATED SECURITIES - 0.4%
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029)(a)	25,000,000	25,218,444
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	20,487,000	17,581,463
TOTAL OTHER GOVERNMENT RELATED SECURITIES
(Cost $44,775,965)		42,799,907
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 02/25/2028)	7,375,000	7,008,709
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 07/25/2029)	11,943,000	11,215,449
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $18,914,206)		18,224,158
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(i)
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	720	733
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $707)		733
	Shares
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class U, 5.25%(j)	177,837,939	177,837,939
TOTAL SHORT-TERM INVESTMENTS
(Cost $177,837,939)		177,837,939

The accompanying notes are an integral part of these financial statements.

45

Baird Intermediate Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
TOTAL INVESTMENTS - 100.0%
(Cost $10,091,137,692)		$ 9,871,582,664
Liabilities in Excess of Other Assets – (0.0)%(i)		(4,678,850)
TOTAL NET ASSETS - 100.0%		$ 9,866,903,814

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $2,223,704,406 or 22.5% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(h)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2024, the total value of securities subject to the AMT was $4,160,914 or 0.0% of net assets.
(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

46

Baird Intermediate Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,623,680,143	$ —	$4,623,680,143
Corporate Bonds	—	3,726,535,667	—	3,726,535,667
Non-Agency Residential Mortgage-Backed Securities	—	451,150,950	—	451,150,950
Non-Agency Commercial Mortgage-Backed Securities	—	377,515,479	—	377,515,479
Asset-Backed Securities	—	318,915,113	—	318,915,113
Municipal Bonds	—	134,922,575	—	134,922,575
Other Government Related Securities	—	42,799,907	—	42,799,907
Agency Commercial Mortgage-Backed Securities	—	18,224,158	—	18,224,158
Agency Residential Mortgage-Backed Securities	—	733	—	733
Money Market Funds	177,837,939	—	—	177,837,939
Total Investments	$177,837,939	$9,693,744,725	$—	$9,871,582,664

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

47

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 36.0%
Financials - 15.8%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	$ 62,453,000	$ 61,583,062
4.80%, 04/18/2026(a)	42,935,000	42,126,630
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	16,900,000	15,586,229
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	31,025,000	31,434,801
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	5,000,000	4,097,316
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	31,625,000	31,490,815
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	9,350,000	8,721,993
6.45%, 04/15/2027 (Callable 03/15/2027)	19,546,000	19,992,082
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	30,312,890
3.00%, 10/29/2028 (Callable 08/29/2028)	17,441,000	15,849,868
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	8,592,164
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,309,633
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,564,096
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025)(a)	34,199,000	34,936,096
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	20,885,000	21,557,954
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	35,500,000	35,266,979
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	25,000,000	27,145,343
Air Lease Corp.
2.30%, 02/01/2025 (Callable 01/01/2025)	15,000,000	14,679,301
5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,125,151
Aircastle Ltd.
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	9,482,000	9,659,729

	Par	Value
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	$ 15,000,000	$ 14,995,689
American International Group, Inc.
5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,341,799
6.82%, 11/15/2037	1,410,000	1,540,249
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	5,000,000	3,821,677
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,702,081
Aon Global Ltd.
3.88%, 12/15/2025 (Callable 09/15/2025)	9,126,000	8,918,095
4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,053,644
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,367,386
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,876,860
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,847,931
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	8,739,516
ASB Bank Ltd.
5.35%, 06/15/2026(a)	23,625,000	23,632,297
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027)(a)	4,000,000	3,941,500
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025)(a)	5,000,000	4,843,309
6.74%, 12/08/2032(a)	38,113,000	40,537,668
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	15,000,000	12,315,473
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	31,000,000	31,623,072
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	5,000,000	4,941,742
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	6,500,000	6,719,130
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/2025	25,000,000	23,676,518
Banco Santander SA
2.75%, 05/28/2025	7,000,000	6,818,227
5.18%, 11/19/2025	25,983,000	25,732,078

The accompanying notes are an integral part of these financial statements.

48

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	$ 11,325,000	$ 10,385,276
4.38%, 04/12/2028	13,400,000	12,894,612
6.61%, 11/07/2028	15,000,000	15,754,245
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,000,000	14,887,481
3.49%, 05/28/2030	5,000,000	4,476,803
2.75%, 12/03/2030	19,250,000	16,017,651
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	29,164,338
6.92%, 08/08/2033	9,800,000	10,230,999
6.35%, 03/14/2034	36,300,000	36,325,924
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	12,500,000	12,424,978
3.56% to 04/23/2026 then 3 mo. Term SOFR + 1.32%, 04/23/2027 (Callable 04/23/2026)	9,000,000	8,702,739
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	35,000,000	32,442,394
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	16,000,000	15,616,639
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	11,765,786
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	37,683,000	35,434,218
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	13,605,913
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	13,307,163
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,571,000	38,127,187
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,540,122

	Par	Value
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	$ 13,000,000	$ 11,236,539
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	51,876,934
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,236,904
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,090,547
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	12,676,818
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,093,132
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	10,000,000	8,462,750
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,000,000	4,887,106
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	16,326,820
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	9,989,885
7.75%, 05/14/2038	1,138,000	1,353,235
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025)(a)	8,864,000	8,907,018
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	20,000,000	18,420,200
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	28,500,000	28,353,822
Bank of Montreal
5.37%, 06/04/2027	18,000,000	18,075,466
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	6,800,000	5,564,566
Bank of Nova Scotia
4.50%, 12/16/2025	8,500,000	8,364,517
5.40%, 06/04/2027	40,000,000	40,185,035
5.25%, 06/12/2028	10,000,000	10,050,332

The accompanying notes are an integral part of these financial statements.

49

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	$ 17,800,000	$ 16,031,469
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	22,290,000	22,003,766
5.79%, 07/13/2028(a)	12,000,000	12,237,393
Barclays PLC
3.65%, 03/16/2025	8,100,000	7,976,009
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,749,842
4.34%, 01/10/2028 (Callable 01/10/2027)	20,000,000	19,250,522
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	17,000,000	17,598,360
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	18,000,000	18,048,251
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	34,000,000	34,837,430
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	34,162,895
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030)(a)	13,950,000	11,363,335
BNP Paribas SA
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024)(a)	17,100,000	16,887,095
4.38%, 05/12/2026(a)	45,131,000	43,910,053
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(a)	15,000,000	14,500,142
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	28,350,000	26,463,491
4.63%, 03/13/2027(a)	2,325,000	2,263,210
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	2,175,000	2,021,808
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	27,000,000	24,105,083
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	13,025,000	13,012,932
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	19,538,000	17,051,106

	Par	Value
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	$ 6,500,000	$ 6,431,919
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	32,075,000	26,887,735
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	10,000,000	8,415,297
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	14,000,000	11,442,907
BPCE SA
5.15%, 07/21/2024(a)	31,285,000	31,256,049
2.38%, 01/14/2025(a)	12,000,000	11,763,347
4.50%, 03/15/2025(a)	55,492,000	54,749,261
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	25,000,000	23,655,473
5.72% to 01/18/2029 then 1 yr. CMT Rate + 1.96%, 01/18/2030 (Callable 01/18/2029)(a)	5,400,000	5,388,662
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	12,850,000	10,371,158
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	43,420,000	35,331,077
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	10,000,000	10,690,114
6.51% to 01/18/2034 then 1 yr. CMT Rate + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	12,500,000	12,513,458
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	16,000,000	15,936,294
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	22,999,655
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	30,377,778
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	13,690,880
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,080,478
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	15,000,000	15,077,361
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	20,724,460

The accompanying notes are an integral part of these financial statements.

50

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	$ 17,450,000	$ 16,820,291
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	9,250,000	9,513,359
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	25,580,043
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	36,205,000	37,044,357
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	21,538,987
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	8,806,965
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	12,569,670
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	7,996,181
Centene Corp.
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,168,055
2.50%, 03/01/2031 (Callable 12/01/2030)	35,000,000	28,723,828
2.63%, 08/01/2031 (Callable 05/01/2031)	12,000,000	9,854,612
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,276,889
Citigroup, Inc.
3.70%, 01/12/2026	4,500,000	4,382,533
3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026 (Callable 04/08/2025)	20,000,000	19,594,245
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	40,600,000	39,190,529
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	2,995,048
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,500,000	10,869,672
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	24,879,901

	Par	Value
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	$ 25,000,000	$ 21,458,090
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,000,144
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,085,000	9,107,764
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,038,514
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	30,372,654
Citizens Bank NA/Providence RI, 3.75%, 02/18/2026 (Callable 11/18/2025)	12,120,000	11,716,314
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,443,849
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	9,968,754
3.25%, 04/30/2030 (Callable 01/30/2030)	28,025,000	24,682,604
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	10,336,463
CNA Financial Corp.
4.50%, 03/01/2026 (Callable 12/01/2025)	14,000,000	13,782,251
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,368,827
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,630,500
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	832,981
5.50%, 06/15/2033 (Callable 03/15/2033)	14,225,000	14,184,096
CNO Global Funding
5.88%, 06/04/2027(a)	37,000,000	37,121,020
2.65%, 01/06/2029(a)	10,000,000	8,754,600
Comerica Bank
4.00%, 07/27/2025	10,000,000	9,776,447
5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	13,752,697
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	41,000,000	34,009,122
3.78%, 03/14/2032(a)	10,000,000	8,755,052
5.84%, 03/13/2034(a)	16,000,000	15,980,599
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	10,000,000	9,007,525
3.74%, 09/12/2039(a)	23,500,000	18,668,330

The accompanying notes are an integral part of these financial statements.

51

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Cooperatieve Rabobank UA
4.38%, 08/04/2025	$ 20,397,000	$ 20,076,095
3.75%, 07/21/2026	20,829,000	20,050,094
Corebridge Global Funding
5.20%, 01/12/2029(a)	5,000,000	4,976,584
5.20%, 06/24/2029(a)	10,000,000	9,961,951
Credit Agricole SA
4.38%, 03/17/2025(a)	4,204,000	4,154,785
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026)(a)	20,000,000	18,649,217
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	22,000,000	22,594,515
3.25%, 01/14/2030(a)	6,800,000	5,983,211
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028)(a)	8,000,000	7,424,153
5.51%, 07/05/2033(a)	32,000,000	32,294,529
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,000,000	7,042,051
Credit Suisse USA LLC, 7.13%, 07/15/2032	5,063,000	5,569,074
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	20,000,000	19,011,183
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	8,530,000	8,256,970
Deutsche Bank AG/New York NY
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	22,755,000	21,594,570
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	33,214,165
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	17,943,713
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,319,823
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	15,151,000	15,756,845
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	11,753,813

	Par	Value
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	$ 39,625,000	$ 32,592,672
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	9,775,000	9,861,613
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	22,000,000	21,011,180
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	5,564,000	5,556,985
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	31,217,310
Discover Financial Services
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	36,551,165
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	25,872,545
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025)(a)	2,000,000	1,892,749
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026)(a)	15,000,000	13,905,727
Elevance Health, Inc.
5.10%, 01/15/2044	1,584,000	1,469,942
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,180,104
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,496,486
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	2,009,000	1,931,256
Extra Space Storage LP
3.50%, 07/01/2026 (Callable 04/01/2026)	6,819,000	6,560,164
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,111,837
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,075,467
2.55%, 06/01/2031 (Callable 03/01/2031)	10,000,000	8,323,533
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	11,000,000	10,747,209
5.70%, 03/14/2028(a)	18,000,000	18,207,372
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,237,613

The accompanying notes are an integral part of these financial statements.

52

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	$ 30,000,000	$ 26,414,209
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	8,000,000	8,134,737
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	10,000,000	10,065,906
FMR LLC, 4.95%, 02/01/2033 (a)	1,750,000	1,701,316
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,762,485
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	30,000,000	29,950,349
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,053,000	1,087,035
Goldman Sachs Group, Inc.
1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026 (Callable 12/09/2025)	10,000,000	9,347,938
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	83,335,939
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	6,775,000	6,481,113
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,488,350
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	13,348,000	12,849,111
3.80%, 03/15/2030 (Callable 12/15/2029)	30,000,000	28,047,947
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,115,478
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,092,295
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	24,636,922
Guardian Life Global Funding, 5.55%, 10/28/2027(a)	16,350,000	16,571,588
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	15,062,000	9,958,325
4.85%, 01/24/2077(a)	24,727,000	20,635,157

	Par	Value
Hanover Insurance Group, Inc., 2.50%, 09/01/2030 (Callable 06/01/2030)	$ 10,550,000	$ 8,889,772
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030)(a)	6,125,000	5,174,324
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	3,927,466
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	2,000,000	1,609,008
HSBC Bank USA NA, 7.00%, 01/15/2039	4,200,000	4,716,598
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	10,375,000	10,041,225
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,450,000	7,319,087
4.38%, 11/23/2026	5,000,000	4,872,420
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,439,009
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	33,833,481
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	13,200,000	11,603,642
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	9,000,000	8,412,989
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	16,000,000	13,388,675
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,202,254
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,570,790
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	9,992,395
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,369,245
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,501,365

The accompanying notes are an integral part of these financial statements.

53

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	$ 16,000,000	$ 15,796,196
Invesco Finance PLC, 3.75%, 01/15/2026	4,900,000	4,769,710
Jackson National Life Global Funding
5.60%, 04/10/2026(a)	11,300,000	11,274,125
5.55%, 07/02/2027(a)	30,000,000	29,914,371
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	10,000,000	9,289,155
6.20%, 04/14/2034 (Callable 01/14/2034)	10,000,000	10,128,194
6.25%, 01/15/2036	1,390,000	1,403,632
JPMorgan Chase & Co.
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026 (Callable 03/13/2025)	50,000,000	48,705,292
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	30,000,000	29,131,816
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	25,000,000	23,486,771
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	50,000,000	46,660,420
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	11,875,000	10,907,083
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,024,291
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	29,000,000	28,702,902
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,033,558
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	30,996,614
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,025,459
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	24,201,146
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	17,894,470

	Par	Value
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	$ 10,000,000	$ 8,445,906
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	15,000,000	14,933,529
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	14,000,000	14,364,111
5.60%, 07/15/2041	4,106,000	4,176,197
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	6,851,545
KeyBank NA, 3.40%, 05/20/2026	18,965,000	18,011,608
KeyBank NA/Cleveland OH
4.90%, 08/08/2032	6,000,000	5,347,162
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,611,696
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	2,087,000	2,034,568
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	2,231,000	1,622,100
5.50%, 06/15/2052 (Callable 12/15/2051)(a)	5,000,000	4,643,702
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	465,000	513,825
Lincoln National Corp., 3.05%, 01/15/2030 (Callable 10/15/2029)	24,650,000	21,911,605
Lloyds Banking Group PLC
2.44% to 02/05/2025 then 1 yr. CMT Rate + 1.00%, 02/05/2026 (Callable 02/05/2025)	15,725,000	15,407,359
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	10,000,000	9,289,492
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	10,000,000	9,407,107
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	11,951,657
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	23,030,000	24,184,669
6.00%, 05/20/2034 (Callable 02/20/2034)	14,800,000	14,777,791
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	11,974,000	12,417,844
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	12,486,777

The accompanying notes are an integral part of these financial statements.

54

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.38%, 10/01/2031 (Callable 07/01/2031)	$ 5,747,000	$ 4,578,630
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	11,400,000	11,387,822
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029)(a)	5,000,000	5,084,580
Macquarie Bank Ltd.
4.88%, 06/10/2025(a)	23,717,000	23,475,540
3.62%, 06/03/2030(a)	12,550,000	11,169,500
Macquarie Group Ltd.
5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025)(a)	22,000,000	21,881,234
1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026)(a)	19,000,000	17,784,924
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	25,000,000	20,660,100
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	9,000,000	8,306,941
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	12,500,000	12,939,758
Manulife Financial Corp.
4.15%, 03/04/2026	10,000,000	9,784,139
5.38%, 03/04/2046	5,150,000	4,958,200
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	28,600,000	19,325,950
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,259,146
5.88%, 08/01/2033	8,429,000	8,837,912
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,908,699
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,599,495
Massachusetts Mutual Life Insurance Co.
5.67%, 12/01/2052 (Callable 06/01/2052)(a)	20,000,000	19,553,208
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(b)	40,670,000	35,711,977
3.73%, 10/15/2070(a)	16,676,000	11,263,360
4.90%, 04/01/2077(a)	11,175,000	9,282,323
MBIA Insurance Corp., 16.85% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	714,000	35,700

	Par	Value
MetLife, Inc., 4.88%, 11/13/2043	$ 3,375,000	$ 3,075,045
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	22,375,000	19,910,359
1.55%, 01/07/2031(a)	650,000	518,051
5.15%, 03/28/2033(a)	19,475,000	19,233,098
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(a)	6,300,000	6,459,076
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	10,000,000	9,253,739
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,662,629
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,641,749
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,560,222
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	6,971,349
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,394,962
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,742,826
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,180,857
Morgan Stanley
2.72% to 07/22/2024 then SOFR + 1.15%, 07/22/2025 (Callable 08/01/2024)	19,000,000	18,964,311
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027)(b)	12,000,000	11,410,825
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	64,613,657
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	951,908

The accompanying notes are an integral part of these financial statements.

55

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	$ 8,300,000	$ 8,267,187
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,176,145
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	20,086,639
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	20,422,711
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,229,792
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	7,959,703
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	12,000,000	11,997,526
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053)(a)	9,500,000	9,388,376
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	83,282,000	68,886,892
2.99%, 05/21/2031(a)	19,911,000	16,749,460
6.43%, 01/12/2033(a)	28,262,000	29,439,148
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	10,000,000	9,184,127
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	10,000,000	8,452,649
National Bank of Canada, 5.60%, 12/18/2028	13,000,000	13,137,306
Nationwide Building Society
4.00%, 09/14/2026(a)	73,507,000	70,636,235
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	2,798,000	2,678,321
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	27,327,000	25,278,129
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	10,000,000	7,492,048
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(a)	15,895,000	20,120,300
4.35%, 04/30/2050 (Callable 10/30/2049)(a)	25,000,000	19,196,751

	Par	Value
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	$ 13,000,000	$ 13,030,387
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	35,000,000	32,397,546
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	18,301,000	17,124,913
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,003,417
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	10,000,000	9,775,147
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	45,500,000	46,094,636
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	7,000,000	6,876,726
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	35,000,000	33,445,430
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	4,804,341
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	12,000,000	12,038,071
NatWest Markets PLC, 5.42%, 05/17/2027(a)	38,500,000	38,477,633
New York Life Global Funding, 5.00%, 06/06/2029(a)	18,000,000	17,942,537
New York Life Insurance Co.
6.75%, 11/15/2039(a)	12,026,000	13,356,862
3.75%, 05/15/2050 (Callable 11/15/2049)(a)	17,000,000	12,692,607
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	15,000,000	12,067,782
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	6,736,273
Nomura Holdings, Inc.
1.65%, 07/14/2026	32,975,000	30,479,631
5.59%, 07/02/2027	20,000,000	20,004,373

The accompanying notes are an integral part of these financial statements.

56

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.39%, 07/06/2027	$ 10,000,000	$ 9,997,811
2.17%, 07/14/2028	16,055,000	14,173,545
2.71%, 01/22/2029	8,000,000	7,119,758
3.10%, 01/16/2030	2,000,000	1,768,061
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	14,954,533
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	12,295,000	12,116,740
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	17,038,000	10,913,288
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	9,990,436
Principal Life Global Funding II
3.00%, 04/18/2026(a)	13,400,000	12,855,720
5.50%, 06/28/2028(a)	40,500,000	40,616,887
5.10%, 01/25/2029(a)	13,725,000	13,645,231
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	19,425,000	18,729,359
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	21,320,667
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028)(a)	10,000,000	9,624,160
8.45%, 10/15/2039	2,650,000	3,271,926
Protective Life Global Funding
5.21%, 04/14/2026(a)	32,900,000	32,801,179
5.22%, 06/12/2029(a)	15,000,000	14,975,860
Prudential Financial, Inc.
6.63%, 12/01/2037	5,000,000	5,560,022
3.94%, 12/07/2049 (Callable 06/07/2049)	11,426,000	8,660,117
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,480,818
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,503,998
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	6,809,317
Regions Financial Corp., 2.25%, 05/18/2025 (Callable 04/18/2025)	21,650,000	20,996,106
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(a)	22,800,000	22,512,772
Royal Bank of Canada, 4.65%, 01/27/2026	7,773,000	7,663,220
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031)(a)	14,350,000	11,910,165

	Par	Value
4.75%, 04/08/2032 (Callable 01/08/2032)(a)	$ 23,000,000	$ 20,456,773
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	9,500,000	8,782,130
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,352,471
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	10,000,000	10,014,469
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	6,725,000	6,193,096
5.45%, 05/03/2028 (Callable 04/03/2028)(a)	7,000,000	7,003,876
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	33,475,000	33,246,850
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	32,800,000	32,083,212
Societe Generale SA
2.63%, 01/22/2025(a)	41,125,000	40,326,496
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025)(a)	21,032,000	20,571,849
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025)(a)	28,800,000	26,923,654
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(a)	2,225,000	2,053,180
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	13,000,000	12,822,355
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	6,775,000	5,527,014
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032)(a)	10,000,000	8,284,933
6.22% to 06/15/2032 then 1 yr. CMT Rate + 3.20%, 06/15/2033 (Callable 06/15/2032)(a)	9,150,000	9,009,087
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	17,000,000	16,829,856
3.63%, 03/01/2041(a)	12,000,000	8,162,971

The accompanying notes are an integral part of these financial statements.

57

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025)(a)(b)	$ 21,000,000	$ 20,627,123
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	20,658,000	19,349,208
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	24,000,000	22,229,958
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027)(a)	8,000,000	8,513,382
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	4,000,000	4,082,222
4.64% to 04/01/2030 then 1 yr. CMT Rate + 3.85%, 04/01/2031 (Callable 04/01/2030)(a)	14,700,000	13,995,871
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033)(a)	13,850,000	14,278,025
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	26,000,000	25,770,895
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	47,076,969
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,332,691
5.85%, 07/13/2030	20,000,000	20,530,594
5.77%, 01/13/2033	33,650,000	34,553,518
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	15,250,000	15,346,919
Swedbank AB
6.14%, 09/12/2026(a)	24,400,000	24,701,693
5.41%, 03/14/2029(a)	29,250,000	29,260,755
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,079,188
Synchrony Financial
4.25%, 08/15/2024 (Callable 08/01/2024)	26,864,000	26,799,291
4.50%, 07/23/2025 (Callable 04/23/2025)	23,127,000	22,737,484
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	21,969,881

	Par	Value
3.95%, 12/01/2027 (Callable 09/01/2027)	$ 44,825,000	$ 41,860,375
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,009,573
Toronto-Dominion Bank, 4.46%, 06/08/2032	19,000,000	17,905,452
Travelers Cos., Inc., 5.45%, 05/25/2053 (Callable 11/25/2052)	4,000,000	4,002,915
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	27,305,000	26,786,043
6.13%, 08/15/2043	22,561,000	22,063,970
Truist Bank, 3.30%, 05/15/2026 (Callable 04/15/2026)	3,925,000	3,760,856
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,494,912
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	11,493,191
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	2,205,000	1,935,309
UBS Group AG
2.59% to 09/11/2024 then SOFR + 1.56%, 09/11/2025 (Callable 09/11/2024)(a)	12,250,000	12,168,592
4.55%, 04/17/2026	7,000,000	6,878,716
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025)(a)	15,000,000	14,495,676
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	4,078,000	4,080,144
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026)(a)	21,397,000	19,982,359
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026)(a)	40,000,000	37,292,000
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	9,000,000	8,257,121
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	17,403,000	16,689,400
4.25%, 03/23/2028 (Callable 03/23/2027)(a)	17,150,000	16,411,987
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	34,500,000	32,564,859

The accompanying notes are an integral part of these financial statements.

58

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	$ 20,000,000	$ 18,670,497
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	43,570,000	35,011,177
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	10,000,000	8,530,055
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032)(a)	6,000,000	6,296,329
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,029,485
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,326,378
Wells Fargo & Co.
3.00%, 04/22/2026	3,000,000	2,876,094
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,051,358
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,086,532
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	64,086,000	59,022,458
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	13,000,000	12,820,402
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	30,225,000	30,499,206
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,336,028
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	23,651,479
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	26,651,409
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	10,612,652
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	18,332,053
3.90%, 05/01/2045	5,000,000	3,947,820
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	7,000,000	6,376,420

	Par	Value
Wells Fargo Bank NA, 5.85%, 02/01/2037	$ 10,000,000	$10,260,805
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	8,300,000	8,478,658
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	11,425,000	11,200,470
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,059,061
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	4,883,229
6.82%, 11/17/2033	4,350,000	4,679,972
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,239,803
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	11,237,951
4.42%, 07/24/2039	10,000,000	8,826,947
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,375,860
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	6,718,235
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,202,323
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	8,846,125
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	23,014,713
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	9,726,176
		7,309,116,557
Industrials - 18.8%
AbbVie, Inc.
2.95%, 11/21/2026 (Callable 09/21/2026)	9,625,000	9,174,998
4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	24,755,476
4.50%, 05/14/2035 (Callable 11/14/2034)	17,395,000	16,407,992
4.30%, 05/14/2036 (Callable 11/14/2035)	6,000,000	5,523,232
4.05%, 11/21/2039 (Callable 05/21/2039)	12,700,000	11,031,193
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	17,284,421

The accompanying notes are an integral part of these financial statements.

59

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.63%, 03/01/2049 (Callable 09/01/2048)	$ 9,000,000	$ 6,367,942
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	13,447,355
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	11,809,347
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,437,045
Aker BP ASA
2.00%, 07/15/2026 (Callable 06/15/2026)(a)	11,348,000	10,557,851
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	15,500,000	15,636,722
6.00%, 06/13/2033 (Callable 03/13/2033)(a)	16,500,000	16,669,656
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026)(a)	14,770,000	13,972,155
3.80%, 09/23/2049 (Callable 03/23/2049)(a)	7,000,000	5,262,676
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	19,847,140
Allegion US Holding Co., Inc.
3.20%, 10/01/2024 (Callable 08/01/2024)	29,750,000	29,536,099
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,340,695
5.41%, 07/01/2032 (Callable 04/01/2032)	12,675,000	12,644,483
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,004,946
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	19,500,000	19,564,171
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	9,976,283
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,349,602
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,162,902
5.65%, 03/02/2053 (Callable 09/02/2052)	36,925,000	36,365,306
Anglo American Capital PLC
4.88%, 05/14/2025(a)	3,376,000	3,350,137
4.75%, 04/10/2027(a)	10,000,000	9,815,136
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	2,570,000	2,491,302
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	10,439,000	10,506,525
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	35,000,000	29,862,106

	Par	Value
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	$ 30,000,000	$ 29,937,958
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	52,184,000	48,111,542
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	4,075,000	4,051,889
4.38%, 04/15/2038 (Callable 10/15/2037)	7,000,000	6,371,837
5.45%, 01/23/2039 (Callable 07/23/2038)	20,000,000	20,274,935
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029)(a)	8,000,000	7,805,566
Apple, Inc., 2.65%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,382,115
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,537,906
ArcelorMittal SA
4.55%, 03/11/2026	13,000,000	12,782,439
6.55%, 11/29/2027 (Callable 10/29/2027)	14,600,000	15,053,385
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	26,336,586
6.00%, 06/17/2034 (Callable 03/17/2034)	14,000,000	13,989,374
7.00%, 10/15/2039	15,906,000	17,083,838
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 07/12/2024)(a)	8,010,000	7,568,543
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	38,369,000	37,432,737
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	15,000,000	14,615,455
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	10,000,000	10,018,879
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	11,000,000	10,916,377
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	22,965,000	18,260,551
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,000,122
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	18,720,777
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,788,378
3.55%, 09/15/2055 (Callable 03/15/2055)	60,110,000	40,525,591
3.80%, 12/01/2057 (Callable 06/01/2057)	19,423,000	13,569,605
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	33,101,226

The accompanying notes are an integral part of these financial statements.

60

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(a)	$ 15,000,000	$ 14,624,490
BAE Systems PLC
1.90%, 02/15/2031 (Callable 11/15/2030)(a)	18,500,000	15,028,036
5.50%, 03/26/2054 (Callable 09/26/2053)(a)	7,200,000	7,039,753
Bayer US Finance II LLC
5.50%, 08/15/2025(a)	14,400,000	14,314,657
4.25%, 12/15/2025 (Callable 10/15/2025)(a)	14,440,000	14,126,338
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028)(a)	15,000,000	15,316,132
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	61,325,000	59,015,375
Beam Suntory, Inc., 6.63%, 07/15/2028	11,220,000	11,866,616
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)	39,193,000	31,249,363
Becton Dickinson & Co.
2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	13,263,392
4.88%, 05/15/2044 (Callable 11/15/2043)	6,815,000	5,831,619
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,000,000	10,787,563
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	1,023,517
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,304,155
5.80%, 06/15/2031 (Callable 04/15/2031)(a)	31,000,000	30,954,704
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	20,009,000	15,078,912
Boardwalk Pipelines LP
4.95%, 12/15/2024 (Callable 09/15/2024)	27,631,000	27,524,767
5.95%, 06/01/2026 (Callable 03/01/2026)	28,506,000	28,650,832
4.45%, 07/15/2027 (Callable 04/15/2027)	14,877,000	14,467,839
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	16,545,784
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,100,265

	Par	Value
3.60%, 09/01/2032 (Callable 06/01/2032)	$ 25,550,000	$ 22,031,679
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	9,654,827
Boeing Co.
2.20%, 02/04/2026 (Callable 07/12/2024)	47,500,000	44,644,069
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,026,749
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	25,111,479
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030 (Callable 12/01/2029)	8,000,000	7,390,609
3.21%, 06/01/2050 (Callable 12/01/2049)	10,800,000	7,323,903
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,367,831
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,119,593
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,327,892
British Telecommunications PLC, 9.63%, 12/15/2030	55,630,000	67,924,685
Broadcom, Inc.
3.15%, 11/15/2025 (Callable 10/15/2025)	23,600,000	22,866,661
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	6,000,000	5,716,424
4.75%, 04/15/2029 (Callable 01/15/2029)	43,900,000	43,298,304
5.00%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,004,517
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,666,681
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	18,000,000	16,607,362
3.47%, 04/15/2034 (Callable 01/15/2034)(a)	15,000,000	12,787,409
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	12,000,000	9,609,451
3.50%, 02/15/2041 (Callable 08/15/2040)(a)	21,000,000	16,097,593
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,069,737
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	20,000,000	20,011,279
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026 (Callable 05/15/2026)	11,550,000	11,048,506
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,000,000	2,483,530

The accompanying notes are an integral part of these financial statements.

61

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034)(a)	$ 20,000,000	$ 16,468,486
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,019,005
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,720,307
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,639,749
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033)(a)	10,200,000	9,927,804
Carlisle Cos., Inc., 2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,092,315
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	24,319,093
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,061,330
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	15,903,784
5.90%, 03/15/2034 (Callable 12/15/2033)	15,000,000	15,655,031
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,735,516
6.20%, 03/15/2054 (Callable 09/15/2053)	4,950,000	5,299,676
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	20,247,109
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	20,000,000	17,703,179
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,407,360
Celanese US Holdings LLC
6.33%, 07/15/2029 (Callable 05/15/2029)	8,675,000	8,922,178
6.55%, 11/15/2030 (Callable 09/15/2030)	15,000,000	15,674,898
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	51,774,000	40,892,208
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,220,238
CF Industries, Inc., 5.15%, 03/15/2034	3,000,000	2,876,791
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,647,071

	Par	Value
6.38%, 10/23/2035 (Callable 04/23/2035)	$ 84,921,000	$ 82,797,935
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	12,618,000	12,495,431
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	35,445,107
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	45,155,012
3.50%, 06/01/2041 (Callable 12/01/2040)	22,225,000	14,926,700
3.50%, 03/01/2042 (Callable 09/01/2041)	11,050,000	7,351,359
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	15,899,189
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,000,000	26,362,544
5.75%, 08/15/2034 (Callable 02/15/2034)(a)	11,750,000	11,796,812
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	10,595,289
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,248,704
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	25,000,000	21,739,248
Cigna Group
4.50%, 02/25/2026 (Callable 11/27/2025)	6,397,000	6,299,893
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	11,276,957
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,594,225
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	20,000,000	18,928,211
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	22,654,004
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	6,199,000	6,122,849
5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,511,988
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033)(a)	17,300,000	17,679,171
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	10,000,000	10,414,793

The accompanying notes are an integral part of these financial statements.

62

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Comcast Corp.
3.55%, 05/01/2028 (Callable 02/01/2028)	$ 9,125,000	$ 8,668,328
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	4,848,091
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,724,897
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	18,213,488
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	8,595,380
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,187,196
Conagra Brands, Inc.
7.13%, 10/01/2026	6,441,000	6,682,206
7.00%, 10/01/2028	4,300,000	4,574,116
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,705,617
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	25,000,000	25,305,527
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,675,313
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	7,058,953
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026)(a)	25,300,000	24,186,907
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	5,900,000	5,868,120
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	14,000,000	12,661,694
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	21,000,000	14,248,358
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	19,677,656
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029)(a)	7,500,000	7,172,963
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,536,147
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,877,694
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,257,233
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,352,187
4.78%, 03/25/2038 (Callable 09/25/2037)	40,059,000	35,765,335

	Par	Value
2.70%, 08/21/2040 (Callable 02/21/2040)	$ 5,000,000	$ 3,322,059
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	38,859,177
5.05%, 03/25/2048 (Callable 09/25/2047)	42,300,000	36,445,980
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,624,328
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	10,787,739
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	9,951,512
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	30,055,000	30,369,451
5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,033,851
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	27,000,000	23,591,886
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	8,661,000	10,096,296
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,657,618
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,393,854
DuPont de Nemours, Inc.
4.49%, 11/15/2025 (Callable 09/15/2025)	10,000,000	9,858,470
5.32%, 11/15/2038 (Callable 05/15/2038)	17,538,000	18,040,450
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	29,000,000	26,620,308
2.38%, 09/15/2028 (Callable 07/15/2028)	79,050,000	68,779,606
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,337,990
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,526,328
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,088,194
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025)(a)	18,492,000	18,133,448
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	40,000,000	40,468,050
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,024,109
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	9,225,000	9,536,785

The accompanying notes are an integral part of these financial statements.

63

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Enbridge Energy Partners LP
7.50%, 04/15/2038	$ 4,500,000	$ 5,151,881
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	22,783,857
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,160,929
Energy Transfer LP
3.90%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,683,111
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,038,943
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,920,137
6.00%, 02/01/2029 (Callable 08/01/2024)(a)	44,900,000	45,208,283
5.25%, 04/15/2029 (Callable 01/15/2029)	22,666,000	22,576,289
3.75%, 05/15/2030 (Callable 02/15/2030)	2,775,000	2,552,736
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	10,450,000	10,904,460
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,225,980
6.63%, 10/15/2036	15,094,000	15,941,229
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,336,873
7.50%, 07/01/2038	20,729,000	23,548,989
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,583,309
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	7,864,166
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,433,877
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,683,438
5.40%, 10/01/2047 (Callable 04/01/2047)	7,425,000	6,642,315
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	12,526,489
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,829,928
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	17,538,284
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	11,000,000	10,803,968
Enterprise Products Operating LLC, 5.75%, 03/01/2035	4,930,000	5,043,340
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,097,350
7.00%, 02/01/2030 (Callable 11/01/2029)	5,493,000	5,829,320
EQT Midstream Partners LP

	Par	Value
4.00%, 08/01/2024 (Callable 05/02/2024)	$ 1,123,000	$ 1,119,246
4.13%, 12/01/2026 (Callable 09/01/2026)	10,000,000	9,638,473
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	14,939,056
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,802,031
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,434,918
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026)(a)	20,225,000	19,325,081
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)	15,000,000	13,241,023
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	43,025,000	41,999,311
3.25%, 06/02/2030 (Callable 03/02/2030)(a)	28,100,000	25,351,898
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	28,125,000	26,618,520
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,500,000	4,443,731
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,098,301
4.50%, 08/15/2046 (Callable 02/15/2046)	23,740,000	19,527,220
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	11,650,000	11,179,613
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,804,648
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	3,981,950
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	25,140,883
5.63%, 08/21/2033 (Callable 05/21/2033)	17,000,000	17,143,274
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	8,926,998
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	16,000,000	13,312,988
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,556,892
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,264,673
4.88%, 06/15/2029 (Callable 03/15/2029)	30,627,000	29,667,355
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,129,726

The accompanying notes are an integral part of these financial statements.

64

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030)(a)	$ 18,500,000	$ 16,028,971
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	7,899,033
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,740,152
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	5,565,000	5,538,546
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,000,225
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,499,405
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	13,590,220
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	24,319,367
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,332,623
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 03/01/2025)	8,000,000	7,554,006
4.63%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,810,058
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	20,872,497
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 08/01/2024)(a)	14,530,000	14,448,668
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	4,200,000	3,828,056
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	24,200,000	21,897,460
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	25,000,000	19,741,410
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	10,000,000	8,100,579
GE Capital Funding LLC, 4.55%, 05/15/2032 (Callable 02/15/2032)	10,716,000	10,228,786
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	21,479,000	21,590,770
General Motors Financial Co., Inc.
6.05%, 10/10/2025	22,125,000	22,204,770
1.25%, 01/08/2026 (Callable 12/08/2025)	19,000,000	17,786,270
5.40%, 04/06/2026	20,000,000	19,954,495
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,175,508

	Par	Value
5.80%, 06/23/2028 (Callable 05/23/2028)	$ 30,000,000	$ 30,367,592
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,088,999
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	20,999,238
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	59,575,000	58,823,397
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	25,000,000	23,318,021
6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,473,408
Genuine Parts Co., 6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	28,962,335
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,346,121
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)	5,000,000	4,664,310
Glencore Funding LLC
4.00%, 04/16/2025(a)	4,450,000	4,388,767
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	25,550,000	24,629,207
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	2,000,000	1,908,582
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	11,000,000	10,843,434
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	17,200,000	17,120,141
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	61,437,000	51,948,691
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	20,000,000	19,924,816
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	6,000,000	4,284,622
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	6,000,000	3,889,935
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	6,990,000	6,901,299
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,334,929
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	6,738,075
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	12,594,336
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	8,250,000	7,386,993
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,000,000	21,530,433
4.00%, 09/06/2049(a)	7,300,000	5,608,424

The accompanying notes are an integral part of these financial statements.

65

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025)(a)	$ 5,000,000	$ 4,929,296
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	14,657,370
4.13%, 06/15/2029 (Callable 03/15/2029)	15,000,000	14,203,634
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	12,993,838
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,093,810
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	16,145,710
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	8,058,421
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	13,758,346
HF Sinclair Corp., 4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,504,703
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	32,914,025
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,031,564
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,513,000	31,230,775
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	10,000,000	9,383,319
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	22,550,000	20,766,798
5.28%, 06/24/2027(a)	26,000,000	25,885,281
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	36,375,000	36,759,456
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	40,000,000	41,074,771
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025)(a)	17,375,000	16,658,510
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	23,602,908
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,992,190
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,814,374
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	7,052,096
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	9,736,357
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	10,000,000	8,928,281

	Par	Value
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	$ 8,475,000	$ 8,557,038
J M Smucker Co.
2.38%, 03/15/2030 (Callable 12/15/2029)	9,125,000	7,882,214
6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,244,648
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030)(a)	7,426,000	5,979,728
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	20,750,000	15,168,220
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	21,000,000	21,662,229
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	16,775,173
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	8,921,365
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	15,250,213
5.75%, 04/01/2033 (Callable 01/01/2033)	35,975,000	35,889,067
6.75%, 03/15/2034 (Callable 12/15/2033)(a)	12,750,000	13,516,377
Johnson Controls International PLC
3.90%, 02/14/2026 (Callable 11/14/2025)	3,645,000	3,556,747
6.00%, 01/15/2036	892,000	925,384
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,676,038
4.95%, 07/02/2064 (Callable 01/02/2064)(d)	4,029,000	3,454,710
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,000,000	8,420,973
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	16,932,053
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	17,650,000	16,773,484
Keysight Technologies, Inc., 4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	35,909,966
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	19,321,000	16,384,923
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	8,991,818
5.80%, 03/15/2035	2,150,000	2,159,426
6.50%, 02/01/2037	6,400,000	6,703,673
6.95%, 01/15/2038	14,008,000	15,195,999
6.50%, 09/01/2039	5,359,000	5,564,295
7.50%, 11/15/2040	7,917,000	8,908,236

The accompanying notes are an integral part of these financial statements.

66

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Kinder Morgan, Inc.
8.05%, 10/15/2030	$ 3,670,000	$ 4,131,511
7.80%, 08/01/2031	16,745,000	18,931,697
7.75%, 01/15/2032	44,035,000	49,696,669
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,204,593
Kraft Heinz Foods Co.
3.00%, 06/01/2026 (Callable 03/01/2026)	9,249,000	8,857,907
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,295,970
7.13%, 08/01/2039(a)	1,425,000	1,604,760
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,000,000	15,677,585
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	44,454,147
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	20,435,348
Lafarge SA, 7.13%, 07/15/2036	13,596,000	15,055,074
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	44,695,971
2.30%, 02/15/2031 (Callable 11/15/2030)	8,175,000	6,735,495
7.13%, 07/01/2032	5,000,000	5,423,215
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	23,200,698
LG Energy Solution Ltd., 5.50%, 07/02/2034(a)	18,000,000	17,559,996
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,113,042
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,362,905
LYB International Finance III LLC
2.25%, 10/01/2030 (Callable 07/01/2030)	5,925,000	5,005,009
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	14,841,187
Marathon Petroleum Corp., 4.75%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,278,918
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	12,915,154
4.90%, 04/15/2029 (Callable 03/15/2029)	10,000,000	9,893,321
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	19,842,977

	Par	Value
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	$ 6,200,000	$ 5,387,125
6.25%, 05/01/2037	893,000	919,390
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,042,160
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027(a)	8,225,000	8,268,502
Microsoft Corp., 2.92%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,121,391
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	26,022,000	25,258,981
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	12,650,000	12,904,547
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,161,503
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025)(a)	9,365,000	9,217,873
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	9,889,000	9,466,757
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	1,980,136
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,361,619
MPLX LP
4.00%, 02/15/2025 (Callable 11/15/2024)	6,000,000	5,935,003
4.88%, 06/01/2025 (Callable 03/01/2025)	18,665,000	18,499,971
1.75%, 03/01/2026 (Callable 02/01/2026)	17,125,000	16,092,525
4.13%, 03/01/2027 (Callable 12/01/2026)	11,700,000	11,360,906
2.65%, 08/15/2030 (Callable 05/15/2030)	22,125,000	19,065,850
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,553,876
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	24,620,128
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,607,848
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	16,705,000	16,092,338
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,302,248
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,051,209
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	5,880,113

The accompanying notes are an integral part of these financial statements.

67

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	$ 7,000,000	$ 6,698,006
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	31,685,924
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	4,978,787
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,311,634
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	33,695,762
7.50%, 05/01/2031	28,703,000	31,666,039
7.88%, 09/15/2031	6,320,000	7,087,924
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	18,680,384
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032)(a)	10,000,000	9,867,284
ONEOK, Inc.
3.20%, 03/15/2025 (Callable 12/15/2024)	5,000,000	4,905,685
3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,700,357
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	24,621,411
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	19,051,395
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,322,373
4.50%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,499,103
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	7,760,064
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,439,939
6.90%, 11/09/2052 (Callable 05/09/2052)	65,175,000	72,950,564
Orange SA, 9.00%, 03/01/2031	29,044,000	34,642,566
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,756,097
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (Callable 10/01/2024)(a)	5,275,000	5,215,698
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	31,150,000	30,611,817
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	12,000,000	12,172,320

	Par	Value
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	$ 24,065,000	$ 24,232,884
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	25,000,000	25,604,649
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,496,273
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	20,000,000	19,831,229
3.35%, 11/01/2029 (Callable 08/01/2029)(a)	2,199,000	1,997,224
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026 (Callable 12/15/2025)	4,875,000	4,714,297
5.15%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,193,166
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,988,261
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,023,607
5.88%, 05/01/2042	6,000,000	6,046,125
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	23,136,159
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,759,242
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	10,858,236
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	39,846,649
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,156,842
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,131,086
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	30,698,646
Quanta Services, Inc., 2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,289,986
Regal Rexnord Corp.
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,111,720
6.40%, 04/15/2033 (Callable 01/15/2033)	15,129,000	15,479,766
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	26,000,000	22,023,805
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,365,477
6.85%, 11/15/2036	6,100,000	6,652,652

The accompanying notes are an integral part of these financial statements.

68

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	$ 10,000,000	$ 9,787,846
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	22,025,309
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,326,546
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	464,929
Roche Holdings, Inc., 2.61%, 12/13/2051 (Callable 06/13/2051)(a)	7,000,000	4,277,753
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,615,518
4.50%, 03/15/2042 (Callable 09/15/2041)	8,750,000	7,408,758
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,690,975
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	7,350,000	6,148,326
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,177,597
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	20,817,501
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,565,676
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,939,884
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,317,116
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,023,778
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (Callable 12/01/2024)	12,722,000	12,695,907
5.88%, 06/30/2026 (Callable 12/31/2025)	60,000,000	60,240,319
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	42,059,003
5.90%, 09/15/2037 (Callable 03/15/2037)	10,000,000	10,234,207
Samarco Mineracao SA, 9.00% (9.00% PIK), 06/30/2031 (Callable 07/17/2024)(a)	4,943,962	4,597,016
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	9,000,000	7,863,719

	Par	Value
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	$ 19,600,000	$ 20,732,566
Shell International Finance BV, 4.13%, 05/11/2035	10,000,000	9,170,924
SK Hynix, Inc., 1.50%, 01/19/2026(a)	21,852,000	20,516,025
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	1,339,000	1,389,267
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	22,815,118
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	14,767,787
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030)(a)	10,000,000	8,490,315
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	20,000,000	16,000,705
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026)(a)	7,000,000	6,513,723
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034)(a)	10,000,000	10,016,476
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)(a)	30,000,000	29,465,244
5.90%, 04/30/2054 (Callable 10/30/2053)(a)	15,000,000	14,337,895
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,819,520
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	9,807,120
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,940,542
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,197,758
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026)(a)	13,750,000	12,529,288
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,481,286
Suntory Holdings Ltd., 2.25%, 10/16/2024 (Callable 09/16/2024)(a)	8,500,000	8,411,191
Sysco Corp.
3.30%, 07/15/2026 (Callable 04/15/2026)	11,550,000	11,107,554
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,162,763
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	13,862,357

The accompanying notes are an integral part of these financial statements.

69

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050 (Callable 01/09/2050)	$ 10,000,000	$ 6,626,911
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,000,000	14,971,083
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	22,799,085
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	31,115,000	30,812,255
3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	29,051,696
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	32,143,575
Telecom Italia Capital SA
7.20%, 07/18/2036(a)	4,102,000	4,227,521
7.20%, 07/18/2036	1,373,000	1,314,648
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	5,960,060
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	9,491,109
5.21%, 03/08/2047	33,100,000	29,235,561
4.90%, 03/06/2048	29,050,000	24,529,281
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,490,382
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	15,000,000	14,078,061
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	17,321,226
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	845,675
6.75%, 06/15/2039	2,767,000	2,676,702
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,349,130
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,349,052
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 07/12/2024)	10,350,000	9,557,950
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	111,552,864
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	16,977,491
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,288,913
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	21,577,297
5.65%, 01/15/2053 (Callable 07/15/2052)	13,000,000	12,807,313

	Par	Value
3.60%, 11/15/2060 (Callable 05/15/2060)	$ 19,500,000	$ 13,180,670
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	11,625,000	11,708,808
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	8,674,623
7.63%, 01/15/2039	21,077,000	24,585,028
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,619,718
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,384,722
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	20,000,000	18,644,059
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,200,271
TTX Co.
3.90%, 02/01/2045 (Callable 08/01/2044)(a)	13,250,000	10,496,380
4.60%, 02/01/2049 (Callable 08/01/2048)(a)	8,325,000	7,365,227
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	8,721,303
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025)(a)	15,000,000	15,066,285
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	22,073,182
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,537,461
UPMC
3.60%, 04/03/2025	36,950,000	36,433,498
5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,063,042
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	37,757,000	36,608,890
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	25,837,966
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	42,776,823
8.25%, 01/17/2034	13,526,000	15,837,201
6.88%, 11/21/2036	45,171,000	48,474,807
6.88%, 11/10/2039	16,643,000	17,746,631
6.40%, 06/28/2054 (Callable 12/28/2053)	14,850,000	14,682,195
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	12,897,462

The accompanying notes are an integral part of these financial statements.

70

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.00%, 04/01/2029 (Callable 01/01/2029)	$ 15,475,000	$ 14,724,097
6.63%, 06/15/2037	2,100,000	2,238,549
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	23,850,000	23,338,003
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	65,430,000	68,806,767
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	16,791,825
Verizon Communications, Inc.
3.00%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,730,662
4.33%, 09/21/2028	3,077,000	2,991,913
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	3,763,764
2.36%, 03/15/2032 (Callable 12/15/2031)	5,650,000	4,618,741
4.50%, 08/10/2033	16,325,000	15,347,327
4.27%, 01/15/2036	17,148,000	15,535,147
5.25%, 03/16/2037	28,793,000	28,442,601
4.81%, 03/15/2039	36,839,000	34,161,931
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	6,887,756
3.40%, 03/22/2041 (Callable 09/22/2040)	3,850,000	2,944,062
4.86%, 08/21/2046	2,500,000	2,267,225
3.70%, 03/22/2061 (Callable 09/22/2060)	26,725,000	18,856,617
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	9,553,211
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	27,322,902
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	20,000,000	19,534,924
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	23,641,000	22,103,453
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	45,000,000	44,296,387
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	80,020,000	69,114,607
5.25%, 04/21/2032 (Callable 01/21/2032)(a)	16,631,000	16,219,499
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	18,850,000	17,356,656
Vodafone Group PLC
7.88%, 02/15/2030	3,100,000	3,498,782
5.00%, 05/30/2038	6,800,000	6,520,311
4.38%, 02/19/2043	15,554,000	13,559,545

	Par	Value
5.63%, 02/10/2053 (Callable 08/10/2052)	$ 10,000,000	$ 9,573,135
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	4,744,695
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025)(a)	30,000,000	28,303,707
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	30,000,000	30,958,761
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,361,974
2.95%, 04/01/2031 (Callable 01/01/2031)	5,275,000	4,387,000
Vulcan Materials Co., 4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	2,991,130
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	2,080,000	1,957,037
3.20%, 04/15/2030 (Callable 01/15/2030)	13,575,000	11,363,864
Walmart, Inc., 4.50%, 04/15/2053 (Callable 10/15/2052)	13,925,000	12,325,207
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 07/12/2024)	7,000,000	6,999,977
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,617,465
4.28%, 03/15/2032 (Callable 12/15/2031)	68,000,000	59,352,275
5.05%, 03/15/2042 (Callable 09/15/2041)	9,000,000	7,320,680
5.14%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,893,041
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(a)	38,555,000	36,186,130
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	4,000,000	3,916,164
Western Midstream Operating LP
3.10%, 02/01/2025 (Callable 01/01/2025)	20,000,000	19,655,194
3.95%, 06/01/2025 (Callable 03/01/2025)	8,000,000	7,848,956
4.05%, 02/01/2030 (Callable 11/01/2029)	10,500,000	9,765,505
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,664,232
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025 (Callable 05/15/2025)	10,295,000	10,046,162
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	27,059,833

The accompanying notes are an integral part of these financial statements.

71

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.70%, 09/15/2028 (Callable 06/15/2028)	$ 4,739,000	$4,645,701
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	9,083,743
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,753,057
8.75%, 03/15/2032	5,750,000	6,870,327
6.30%, 04/15/2040	8,142,000	8,435,311
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	6,054,267
Woodside Finance Ltd.
3.65%, 03/05/2025 (Callable 12/05/2024)(a)	12,300,000	12,125,624
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	42,480,000	41,004,221
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	23,500,000	22,691,228
Zimmer Biomet Holdings, Inc., 5.75%, 11/30/2039	11,967,000	12,047,088
		8,693,490,345
Utilities - 1.4%
Ameren Corp., 3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,030,647
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,669,152
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 03/15/2025)	10,500,000	10,280,661
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	17,132,631
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,334,446
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	18,119,755
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,474,595
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	12,760,763
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,101,650
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,893,235
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,032,945
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	9,141,658

	Par	Value
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	$ 19,000,000	$ 18,701,556
5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,397,716
Duke Energy Corp.
2.65%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,453,353
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	13,802,856
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,627,778
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	4,956,534
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,290,214
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027)(a)	5,000,000	4,701,237
2.53%, 10/01/2030 (Callable 07/01/2030)(a)	2,550,000	2,145,243
2.78%, 01/07/2032 (Callable 10/07/2031)(a)	2,810,000	2,280,785
Enel Finance International NV
3.50%, 04/06/2028(a)	8,000,000	7,484,029
6.80%, 09/15/2037(a)	8,440,000	8,993,509
4.75%, 05/25/2047(a)	66,700,000	55,778,135
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053)(a)	6,300,000	6,067,659
Entergy Corp., 2.95%, 09/01/2026 (Callable 06/01/2026)	13,075,000	12,405,639
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	12,259,339
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	13,700,000	13,775,968
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,003,539
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,351,803
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,257,928
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,843,611
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	28,100,000	26,452,666
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,599,319

The accompanying notes are an integral part of these financial statements.

72

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.40%, 03/01/2050 (Callable 09/01/2049)	$ 15,000,000	$ 10,033,578
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028)(a)	8,125,000	8,117,667
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	9,132,422
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	7,984,591
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	24,118,866
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	10,000,000	8,805,840
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	7,000,000	7,001,030
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,224,633
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	11,350,000	11,397,328
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,000,000	8,179,327
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053)(a)	10,000,000	9,905,767
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	10,086,458
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,097,374
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,132,992
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,366,651
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053)(a)	7,000,000	6,717,687
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	14,941,586
3.60%, 05/01/2030 (Callable 02/01/2030)	6,835,000	6,272,241
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,216,040
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,298,010
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	8,812,874

	Par	Value
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	$5,550,000	$5,430,827
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,392,087
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	20,000,000	19,748,870
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,139,596
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	4,898,249
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	16,425,000	16,324,217
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	4,941,430
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,201,138
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	13,464,960
		668,986,890
TOTAL CORPORATE BONDS (Cost $17,855,802,010)		16,671,593,792
U.S. TREASURY SECURITIES - 27.7%
United States Treasury Note/Bond
4.38%, 08/15/2026	232,100,000	230,576,844
1.13%, 10/31/2026	1,813,125,000	1,673,306,758
4.63%, 11/15/2026	139,150,000	139,084,773
4.13%, 02/15/2027	858,950,000	849,085,492
4.25%, 03/15/2027	142,775,000	141,631,685
4.63%, 06/15/2027	225,000,000	225,632,813
1.13%, 08/31/2028	277,425,000	243,061,145
2.38%, 03/31/2029	954,550,000	873,226,816
2.75%, 05/31/2029	482,275,000	448,025,942
3.88%, 12/31/2029	578,750,000	565,004,688
4.13%, 08/31/2030	636,600,000	628,493,294
4.00%, 01/31/2031	655,250,000	642,068,211
4.25%, 02/28/2031	143,175,000	142,330,491
3.50%, 02/15/2033	432,750,000	405,601,697
4.38%, 05/15/2034	145,400,000	145,445,438
1.38%, 11/15/2040	240,100,000	151,497,472
2.25%, 05/15/2041	396,825,000	287,109,086
2.38%, 02/15/2042	964,450,000	702,089,461
3.38%, 08/15/2042	806,775,000	681,409,733
3.88%, 02/15/2043	3,000,000	2,711,719
2.88%, 05/15/2043	1,045,495,000	811,892,211
3.88%, 05/15/2043	788,925,000	711,819,904
2.50%, 02/15/2045	1,126,525,000	803,573,162
2.88%, 05/15/2049	275,000,000	203,134,767

The accompanying notes are an integral part of these financial statements.

73

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
2.25%, 08/15/2049	$71,750,000	$ 46,374,043
1.38%, 08/15/2050	233,250,000	119,367,509
2.38%, 05/15/2051	354,200,000	233,273,906
2.88%, 05/15/2052	1,012,950,000	742,421,129
TOTAL U.S. TREASURY SECURITIES
(Cost $13,766,919,345)		12,849,250,189
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 21.8%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,286,079	1,250,864
Pool A90316, 4.50%, 12/01/2039	6,134,119	5,966,146
Pool A91387, 5.00%, 03/01/2040	270,645	267,972
Pool A93996, 4.50%, 09/01/2040	874,603	850,644
Pool A96413, 4.00%, 01/01/2041	8,289,401	7,832,749
Pool A97620, 4.50%, 03/01/2041	629,629	612,380
Pool C00785, 6.50%, 06/01/2029	28,866	29,412
Pool C03490, 4.50%, 08/01/2040	211,747	205,948
Pool C03829, 4.00%, 03/01/2042	2,623,182	2,478,756
Pool C09004, 3.50%, 07/01/2042	3,459,175	3,163,476
Pool C09013, 3.00%, 09/01/2042	7,635,500	6,745,144
Pool C09015, 3.00%, 10/01/2042	2,094,123	1,849,275
Pool C09028, 3.50%, 01/01/2043	7,151,790	6,512,436
Pool C91430, 3.00%, 03/01/2032	828,402	781,089
Pool C91484, 3.00%, 08/01/2032	5,497,483	5,171,656
Pool C91557, 3.00%, 09/01/2032	36,898,392	34,661,795
Pool C91619, 3.00%, 04/01/2033	755,095	703,630
Pool C91922, 3.50%, 03/01/2037	2,480,522	2,341,882
Pool C91923, 4.00%, 03/01/2037	1,390,528	1,340,220
Pool G01916, 5.00%, 09/01/2035	3,530,366	3,489,635
Pool G04834, 5.00%, 03/01/2036	1,433,765	1,417,224
Pool G05364, 5.00%, 08/01/2033	1,655,777	1,640,361

	Par	Value
Pool G06959, 3.50%, 10/01/2041	$ 2,668,385	$ 2,456,496
Pool G07304, 3.50%, 12/01/2042	4,003,468	3,666,500
Pool G07477, 4.00%, 01/01/2041	4,233,066	3,999,997
Pool G07530, 3.50%, 05/01/2043	4,881,198	4,493,331
Pool G07801, 4.00%, 10/01/2044	3,434,220	3,221,417
Pool G07849, 3.50%, 05/01/2044	17,040,663	15,523,238
Pool G07995, 5.50%, 01/01/2039	3,628,489	3,646,373
Pool G08105, 5.50%, 01/01/2036	59,098	59,391
Pool G08168, 6.00%, 12/01/2036	54,290	55,588
Pool G08269, 5.50%, 05/01/2038	170,218	171,063
Pool G08372, 4.50%, 11/01/2039	1,064,236	1,035,093
Pool G08518, 3.00%, 02/01/2043	1,183,807	1,045,388
Pool G08528, 3.00%, 04/01/2043	3,034,133	2,679,341
Pool G08534, 3.00%, 06/01/2043	25,788,115	22,772,485
Pool G08540, 3.00%, 08/01/2043	2,023,919	1,787,237
Pool G08577, 4.00%, 03/01/2044	1,513,255	1,420,465
Pool G08595, 4.00%, 07/01/2044	1,160,061	1,088,176
Pool G08609, 3.50%, 10/01/2044	19,483,221	17,683,267
Pool G08622, 3.00%, 01/01/2045	7,005,912	6,142,908
Pool G08672, 4.00%, 10/01/2045	1,716,328	1,608,988
Pool G08677, 4.00%, 11/01/2045	3,889,174	3,645,942
Pool G08681, 3.50%, 12/01/2045	2,881,119	2,613,358
Pool G08694, 4.00%, 02/01/2046	5,027,096	4,659,965
Pool G08706, 3.50%, 05/01/2046	2,167,732	1,964,736
Pool G08721, 3.00%, 09/01/2046	43,768,737	38,288,362
Pool G08759, 4.50%, 04/01/2047	10,463,010	10,088,926
Pool G08780, 4.00%, 09/01/2047	5,821,011	5,441,121
Pool G30974, 3.50%, 01/01/2034	5,216,776	4,991,348

The accompanying notes are an integral part of these financial statements.

74

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G60038, 3.50%, 01/01/2044	$ 3,845,968	$ 3,507,028
Pool G60039, 3.00%, 04/01/2043	7,008,475	6,188,684
Pool G60181, 4.50%, 01/01/2045	10,723,671	10,377,061
Pool G60365, 5.00%, 02/01/2038	812,232	802,246
Pool G60393, 3.50%, 01/01/2046	11,780,352	10,690,740
Pool G60551, 4.00%, 04/01/2046	3,573,659	3,350,223
Pool G60602, 3.50%, 11/01/2043	2,583,100	2,365,792
Pool G60722, 3.00%, 10/01/2046	27,930,389	24,444,810
Pool G60774, 3.00%, 10/01/2045	13,930,745	12,303,365
Pool G60932, 3.50%, 02/01/2044	12,102,547	11,040,728
Pool G60988, 3.00%, 05/01/2047	25,691,470	22,484,745
Pool G60994, 3.50%, 01/01/2045	11,265,714	10,277,329
Pool G61581, 4.00%, 08/01/2048	9,593,047	8,942,951
Pool G67700, 3.50%, 08/01/2046	12,690,597	11,510,190
Pool G67701, 3.00%, 10/01/2046	45,894,234	40,210,029
Pool G67702, 4.00%, 01/01/2047	21,623,463	20,279,375
Pool G67708, 3.50%, 03/01/2048	57,445,569	51,976,921
Pool Q08998, 3.50%, 06/01/2042	1,379,124	1,264,938
Pool Q10378, 3.00%, 08/01/2042	5,186,757	4,590,021
Pool Q13205, 3.00%, 11/01/2042	18,549,464	16,409,581
Pool Q14875, 3.00%, 01/01/2043	8,872,635	7,840,749
Pool Q16902, 4.00%, 04/01/2043	9,300,973	8,813,768
Pool Q17640, 3.00%, 04/01/2043	2,544,259	2,246,765
Pool Q28765, 4.00%, 05/01/2044	6,904,868	6,524,550
Pool Q45864, 3.00%, 02/01/2047	16,151,116	14,071,589
Pool QB5689, 2.50%, 11/01/2050	20,627,234	17,146,464
Pool QC3874, 2.50%, 07/01/2051	31,225,939	25,908,454

	Par	Value
Pool QC6017, 2.50%, 08/01/2051	$ 16,486,130	$ 13,770,869
Pool QC7500, 3.00%, 09/01/2051	15,212,009	13,182,473
Pool QC9160, 3.00%, 10/01/2051	10,458,302	8,929,399
Pool QD0744, 2.50%, 11/01/2051	8,806,429	7,304,375
Pool QE5105, 4.50%, 07/01/2052	32,970,384	31,374,009
Pool QK0430, 2.00%, 09/01/2040	22,872,466	19,319,951
Pool RA4375, 2.50%, 02/01/2051	38,556,062	32,100,479
Pool RA4562, 2.50%, 02/01/2051	19,260,767	16,023,381
Pool RA4637, 2.50%, 02/01/2051	54,029,827	44,907,404
Pool RA5764, 2.00%, 09/01/2051	106,331,339	84,250,251
Pool RA7679, 5.00%, 07/01/2052	96,101,202	93,105,148
Pool RB5086, 2.50%, 11/01/2040	55,718,158	48,575,462
Pool RB5089, 1.50%, 12/01/2040	41,834,626	33,872,501
Pool RB5090, 2.00%, 12/01/2040	77,536,132	65,155,303
Pool RB5105, 2.00%, 03/01/2041	49,704,317	41,982,361
Pool RB5145, 2.00%, 02/01/2042	43,864,617	36,663,552
Pool RC1535, 2.00%, 08/01/2035	39,859,331	35,290,052
Pool SB0743, 3.00%, 01/01/2034	33,701,565	31,804,002
Pool SB0794, 1.50%, 06/01/2036	19,117,461	16,435,429
Pool SB0967, 2.00%, 01/01/2037	30,519,408	27,132,853
Pool SB1138, 1.50%, 06/01/2036	24,103,991	20,759,962
Pool SB8500, 2.50%, 07/01/2035	4,711,947	4,278,388
Pool SC0052, 3.00%, 02/01/2040	8,784,095	7,944,635
Pool SC0208, 2.00%, 11/01/2041	70,391,301	59,192,410
Pool SC0242, 2.50%, 02/01/2042	10,338,019	8,932,910
Pool SC0392, 4.00%, 06/01/2038	51,598,282	49,695,489
Pool SD0039, 4.00%, 02/01/2046	24,453,053	23,077,478
Pool SD0295, 3.00%, 02/01/2049	36,457,527	31,974,689

The accompanying notes are an integral part of these financial statements.

75

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SD0580, 3.00%, 04/01/2051	$ 30,661,127	$ 26,327,587
Pool SD0614, 2.50%, 05/01/2051	36,988,300	30,456,815
Pool SD0649, 2.50%, 06/01/2051	15,591,362	12,829,210
Pool SD2164, 5.50%, 01/01/2053	101,565,867	100,829,397
Pool SD2176, 6.00%, 01/01/2053	35,341,654	35,845,360
Pool SD2230, 2.00%, 08/01/2051	47,353,758	37,368,241
Pool SD2903, 2.00%, 03/01/2051	191,839,315	151,426,058
Pool SD3431, 5.50%, 06/01/2053	49,746,467	49,127,449
Pool SD3595, 6.00%, 08/01/2053	25,179,512	25,860,644
Pool SD3860, 6.50%, 09/01/2053	47,700,593	48,915,199
Pool SD3906, 6.00%, 10/01/2053	74,072,526	74,789,333
Pool SD4957, 2.00%, 03/01/2051	40,084,446	31,458,173
Pool SD7507, 3.00%, 11/01/2049	41,616,901	36,189,351
Pool SD7516, 4.00%, 05/01/2050	69,131,912	64,372,547
Pool SD7525, 2.50%, 10/01/2050	7,984,066	6,663,633
Pool SD7526, 2.50%, 10/01/2050	8,272,494	6,893,186
Pool SD7538, 2.00%, 04/01/2051	69,870,564	56,261,332
Pool SD7541, 2.00%, 05/01/2051	29,246,552	23,291,828
Pool SD7548, 2.50%, 11/01/2051	123,763,150	103,110,863
Pool SD7553, 3.00%, 03/01/2052	114,190,809	98,811,823
Pool SD7555, 3.00%, 08/01/2052	95,952,781	83,045,415
Pool SF5020, 3.50%, 01/01/2047	23,593,720	21,588,200
Pool SI2074, 2.00%, 09/01/2050	49,170,312	38,812,206
Pool SI2076, 2.00%, 09/01/2050	33,278,240	26,264,340
Pool SI2077, 2.00%, 09/01/2050	16,234,413	12,817,895
Pool Z40130, 3.00%, 01/01/2046	39,242,270	34,658,803
Pool ZA2494, 3.50%, 02/01/2038	27,253,183	25,466,443

	Par	Value
Pool ZL3549, 3.50%, 08/01/2042	$ 22,971,480	$ 20,949,867
Pool ZL3711, 3.50%, 09/01/2042	35,683,817	32,567,433
Pool ZL4646, 3.00%, 01/01/2043	12,405,706	10,940,649
Pool ZM8767, 4.50%, 10/01/2048	7,611,872	7,279,461
Pool ZS4693, 3.00%, 12/01/2046	25,129,968	21,928,264
Pool ZS4724, 4.50%, 06/01/2047	64,989,129	62,520,365
Pool ZS4732, 4.50%, 08/01/2047	17,306,349	16,656,989
Pool ZS7942, 3.00%, 02/01/2033	21,519,063	20,330,796
Pool ZS8577, 2.50%, 08/01/2030	68,296,807	64,141,569
Pool ZT0531, 3.50%, 04/01/2047	42,743,351	38,688,610
Pool ZT1257, 3.00%, 01/01/2046	50,032,066	44,128,363
Pool ZT2262, 3.00%, 06/01/2048	35,184,185	30,044,393
Pool ZT2407, 3.50%, 03/01/2043	33,907,780	31,025,867
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	5,729,347	5,651,502
Pool 254949, 5.00%, 11/01/2033	15,589	15,377
Pool 257203, 5.00%, 05/01/2028	35,937	35,638
Pool 555285, 6.00%, 03/01/2033	13,761	14,092
Pool 725025, 4.50%, 10/01/2033	4,862,028	4,708,384
Pool 725425, 5.50%, 04/01/2034	2,000,261	2,007,559
Pool 725773, 5.50%, 09/01/2034	54,256	54,454
Pool 735060, 6.00%, 11/01/2034	15,173	15,466
Pool 735228, 5.50%, 02/01/2035	181,969	182,634
Pool 735676, 5.00%, 07/01/2035	1,530,349	1,509,551
Pool 735925, 5.00%, 10/01/2035	736,369	726,727
Pool 745275, 5.00%, 02/01/2036	1,057,754	1,044,717
Pool 745946, 5.50%, 11/01/2036	70,859	71,119
Pool 890355, 3.50%, 09/01/2041	6,247,824	5,744,688

The accompanying notes are an integral part of these financial statements.

76

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AB0524, 4.00%, 04/01/2039	$ 3,812,401	$ 3,612,224
Pool AB1614, 4.00%, 10/01/2040	11,282,618	10,647,433
Pool AB3745, 4.00%, 10/01/2041	2,132,535	2,012,440
Pool AB6496, 3.00%, 10/01/2042	9,510,396	8,396,340
Pool AB8612, 3.00%, 03/01/2043	14,085,359	12,421,853
Pool AC5442, 4.50%, 11/01/2039	60,726	58,987
Pool AD0249, 5.50%, 04/01/2037	445,176	446,377
Pool AD8522, 4.00%, 08/01/2040	431,510	407,218
Pool AE0828, 3.50%, 02/01/2041	4,279,078	3,934,516
Pool AH0936, 3.50%, 12/01/2040	2,615,657	2,404,906
Pool AI7784, 4.50%, 07/01/2041	2,568,421	2,494,830
Pool AJ1407, 4.00%, 09/01/2041	591,854	558,523
Pool AJ7689, 4.00%, 12/01/2041	2,568,138	2,423,507
Pool AK2400, 4.00%, 02/01/2042	14,886,171	14,039,155
Pool AL0160, 4.50%, 05/01/2041	2,406,795	2,333,323
Pool AL5097, 4.50%, 09/01/2043	3,786,208	3,659,163
Pool AL6340, 5.00%, 06/01/2039	3,691,947	3,641,778
Pool AL7521, 5.00%, 06/01/2039	5,122,299	5,052,760
Pool AL7822, 4.00%, 07/01/2043	10,291,838	9,699,882
Pool AL7954, 5.00%, 07/01/2041	4,112,982	4,057,102
Pool AL8819, 3.50%, 10/01/2043	19,654,411	17,856,708
Pool AL9043, 3.50%, 09/01/2046	4,079,001	3,693,922
Pool AL9555, 4.00%, 02/01/2045	6,124,687	5,780,096
Pool AL9633, 3.00%, 11/01/2043	10,063,454	8,879,441
Pool AL9764, 4.50%, 02/01/2046	10,352,573	10,056,190
Pool AO2970, 3.00%, 05/01/2042	2,549,603	2,254,900
Pool AO8044, 3.50%, 07/01/2042	37,932,817	34,849,220

	Par	Value
Pool AP0489, 3.50%, 08/01/2042	$ 2,785,247	$ 2,547,599
Pool AR9195, 3.00%, 03/01/2043	2,732,151	2,409,521
Pool AS0303, 3.00%, 08/01/2043	1,958,935	1,727,576
Pool AS4257, 4.00%, 01/01/2045	2,282,051	2,136,971
Pool AS5831, 4.00%, 09/01/2045	1,716,247	1,606,839
Pool AS6013, 4.00%, 10/01/2045	2,249,624	2,106,214
Pool AS6227, 4.00%, 11/01/2045	8,614,192	8,022,435
Pool AS7150, 3.00%, 05/01/2046	6,090,881	5,331,353
Pool AS7244, 3.50%, 05/01/2046	10,813,891	9,791,490
Pool AS8073, 2.50%, 10/01/2046	11,684,607	9,783,838
Pool AS8470, 3.00%, 12/01/2046	12,712,614	11,099,807
Pool AS9917, 4.00%, 07/01/2047	33,672,610	31,757,054
Pool AT2721, 3.00%, 05/01/2043	14,324,705	12,633,095
Pool AT2725, 3.00%, 05/01/2043	6,727,829	5,933,301
Pool AT5900, 3.00%, 06/01/2043	2,913,871	2,569,749
Pool AU1628, 3.00%, 07/01/2043	1,220,054	1,075,974
Pool AU8844, 4.00%, 11/01/2043	3,569,082	3,349,135
Pool AW8165, 4.00%, 01/01/2042	3,363,286	3,173,991
Pool AX5316, 4.50%, 01/01/2042	4,010,636	3,895,820
Pool AY3374, 3.50%, 04/01/2045	9,882,492	8,956,668
Pool AZ7903, 4.00%, 06/01/2041	4,432,958	4,183,536
Pool AZ9565, 3.50%, 12/01/2045	11,237,932	10,184,819
Pool BC1445, 3.00%, 07/01/2046	4,292,705	3,754,714
Pool BE5069, 3.00%, 11/01/2046	8,964,068	7,850,473
Pool BF0212, 4.50%, 02/01/2041	20,049,383	19,504,912
Pool BF0231, 3.00%, 04/01/2042	22,081,564	19,890,182
Pool BF0241, 3.50%, 05/01/2052	40,927,891	36,842,044
Pool BF0345, 3.00%, 10/01/2043	42,205,294	37,592,660

The accompanying notes are an integral part of these financial statements.

77

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool BF0386, 3.00%, 02/01/2049	$10,890,924	$ 9,482,661
Pool BF0414, 3.00%, 11/01/2059	43,813,422	37,006,741
Pool BF0500, 3.00%, 12/01/2054	85,578,547	72,186,825
Pool BF0546, 2.50%, 07/01/2061	8,951,752	7,180,478
Pool BF0617, 2.50%, 03/01/2062	43,454,450	34,155,834
Pool BF0656, 4.00%, 06/01/2062	128,022,630	115,486,310
Pool BH2594, 3.50%, 08/01/2047	4,600,162	4,162,784
Pool BH4101, 3.50%, 10/01/2047	4,353,467	3,927,875
Pool BH7071, 4.50%, 12/01/2047	2,172,121	2,074,983
Pool BH9277, 3.50%, 02/01/2048	21,693,381	19,612,840
Pool BM1031, 3.00%, 09/01/2043	36,373,785	32,076,718
Pool BM1066, 4.00%, 02/01/2047	2,142,653	2,006,057
Pool BM1428, 3.50%, 09/01/2043	16,863,557	15,316,982
Pool BM1753, 4.00%, 05/01/2037	12,609,223	12,112,634
Pool BM2003, 4.00%, 10/01/2047	11,145,423	10,423,292
Pool BM2005, 4.00%, 12/01/2047	13,609,254	12,719,737
Pool BM2007, 4.00%, 09/01/2048	2,967,696	2,761,919
Pool BM3108, 4.50%, 08/01/2046	7,664,403	7,406,959
Pool BM3286, 4.50%, 11/01/2047	3,733,772	3,612,516
Pool BM3972, 2.50%, 04/01/2038	20,122,747	18,076,407
Pool BM3974, 4.00%, 05/01/2038	7,835,598	7,532,709
Pool BM4148, 4.00%, 07/01/2048	11,457,331	10,731,577
Pool BM4746, 3.50%, 02/01/2044	34,268,629	31,254,726
Pool BM4973, 3.50%, 05/01/2043	14,181,263	12,962,595
Pool BM5460, 3.50%, 01/01/2035	18,307,934	17,477,093
Pool BM5478, 4.50%, 01/01/2049	7,612,956	7,325,836
Pool BM5538, 5.00%, 11/01/2048	14,405,197	14,202,905

	Par	Value
Pool BM5628, 4.50%, 11/01/2048	$ 11,077,258	$ 10,641,209
Pool BM5784, 3.50%, 05/01/2047	877,099	793,894
Pool BM5787, 4.00%, 08/01/2047	16,746,439	15,694,340
Pool BM5803, 4.50%, 04/01/2039	9,675,633	9,477,076
Pool BM5900, 3.00%, 11/01/2046	18,785,011	16,569,129
Pool BM6825, 3.50%, 06/01/2045	10,038,181	9,186,514
Pool BM7089, 3.00%, 02/01/2052	76,874,590	65,399,520
Pool BQ1226, 2.00%, 09/01/2050	41,173,632	32,443,809
Pool BQ3361, 2.00%, 09/01/2050	40,690,414	32,094,757
Pool BQ9497, 3.00%, 11/01/2050	5,699,413	4,950,054
Pool BT6883, 2.00%, 09/01/2051	11,418,539	9,110,120
Pool BU7102, 2.50%, 12/01/2051	44,011,194	36,068,187
Pool CA4447, 2.50%, 11/01/2034	12,887,815	11,760,550
Pool CA4509, 2.50%, 11/01/2034	10,434,942	9,522,171
Pool CA5146, 3.00%, 02/01/2050	65,705,143	56,964,149
Pool CA5964, 2.00%, 06/01/2040	37,218,452	31,397,964
Pool CA6256, 2.50%, 07/01/2050	93,076,694	77,459,217
Pool CA6307, 2.50%, 07/01/2050	32,319,009	26,635,659
Pool CA6308, 3.00%, 07/01/2050	47,905,794	41,899,833
Pool CA7604, 3.00%, 11/01/2050	61,058,553	53,387,198
Pool CA8230, 2.50%, 12/01/2050	73,125,347	60,788,863
Pool CB0290, 2.00%, 04/01/2051	154,393,082	121,739,201
Pool CB1806, 2.50%, 10/01/2051	35,821,663	29,640,076
Pool CB2162, 3.00%, 11/01/2051	111,107,304	95,943,429
Pool CB2345, 2.00%, 12/01/2051	23,639,230	18,878,717
Pool CB4135, 5.00%, 07/01/2052	105,985,202	102,613,453
Pool CB4140, 5.00%, 07/01/2052	64,724,414	62,720,961
Pool CB5025, 5.50%, 11/01/2052	46,502,230	46,300,543

The accompanying notes are an integral part of these financial statements.

78

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FM2568, 3.00%, 05/01/2038	$ 11,211,546	$ 10,371,204
Pool FM2743, 3.00%, 02/01/2034	20,476,851	19,338,182
Pool FM2972, 4.00%, 12/01/2044	93,628,441	87,863,878
Pool FM3117, 3.00%, 05/01/2050	35,121,424	30,547,520
Pool FM3160, 4.50%, 02/01/2049	7,995,829	7,632,812
Pool FM3946, 4.00%, 01/01/2049	2,863,917	2,672,705
Pool FM4481, 1.50%, 10/01/2035	28,085,325	24,183,638
Pool FM4561, 2.50%, 10/01/2050	37,325,602	31,032,763
Pool FM4875, 2.50%, 11/01/2050	6,150,062	5,150,387
Pool FM4908, 2.50%, 11/01/2050	51,339,372	42,510,985
Pool FM5024, 2.50%, 12/01/2050	50,232,011	41,367,150
Pool FM5262, 3.50%, 10/01/2040	8,846,677	8,199,705
Pool FM5368, 1.50%, 12/01/2035	52,661,437	45,345,599
Pool FM5535, 2.50%, 01/01/2041	23,267,718	20,280,244
Pool FM6058, 3.50%, 02/01/2037	4,811,798	4,579,866
Pool FM6422, 1.50%, 03/01/2036	2,538,685	2,185,876
Pool FM6990, 3.00%, 08/01/2040	25,416,664	23,000,202
Pool FM7064, 2.50%, 01/01/2051	31,077,524	25,863,311
Pool FM7381, 2.50%, 05/01/2051	33,569,501	27,908,199
Pool FM7466, 2.50%, 05/01/2051	71,472,919	59,854,459
Pool FM7830, 2.50%, 04/01/2051	17,598,563	14,630,726
Pool FM7911, 2.50%, 06/01/2051	24,412,081	20,427,761
Pool FM7962, 2.50%, 07/01/2051	63,148,123	52,841,949
Pool FM8150, 2.00%, 07/01/2051	41,230,498	32,901,314
Pool FM8215, 2.50%, 03/01/2051	18,629,003	15,503,393
Pool FM8318, 2.50%, 07/01/2051	21,341,883	17,640,237
Pool FM8322, 2.00%, 08/01/2051	14,682,148	11,715,179

	Par	Value
Pool FM8644, 4.00%, 06/01/2039	$ 7,420,142	$ 7,182,746
Pool FM8804, 2.50%, 09/01/2051	116,609,979	96,408,484
Pool FM9243, 3.00%, 10/01/2051	59,022,010	50,549,173
Pool FM9284, 2.50%, 11/01/2051	27,005,319	22,399,337
Pool FM9479, 2.50%, 11/01/2051	93,422,365	77,217,292
Pool FM9495, 2.00%, 11/01/2051	54,707,685	43,552,221
Pool FM9599, 2.50%, 11/01/2051	31,194,010	26,222,362
Pool FM9671, 2.00%, 12/01/2051	97,625,431	77,725,844
Pool FM9700, 2.00%, 12/01/2051	33,702,682	26,883,869
Pool FM9732, 2.50%, 12/01/2051	97,491,912	80,570,099
Pool FM9781, 2.50%, 12/01/2051	21,673,137	17,970,508
Pool FM9807, 2.00%, 12/01/2051	30,723,245	24,458,505
Pool FM9877, 2.50%, 12/01/2051	120,939,028	100,606,228
Pool FP0057, 4.00%, 08/01/2050	25,033,971	23,691,636
Pool FS0192, 2.50%, 01/01/2052	41,417,754	34,357,482
Pool FS0216, 2.00%, 01/01/2037	27,633,041	24,525,174
Pool FS0493, 3.00%, 02/01/2052	22,539,761	19,449,944
Pool FS0585, 3.00%, 02/01/2052	28,378,111	24,488,104
Pool FS0739, 3.50%, 02/01/2052	28,817,125	25,641,753
Pool FS1005, 2.00%, 02/01/2042	36,251,479	30,315,256
Pool FS1009, 2.00%, 02/01/2042	37,944,143	31,832,862
Pool FS1093, 3.50%, 04/01/2052	79,897,071	71,075,986
Pool FS1115, 2.50%, 05/01/2051	61,104,711	51,486,958
Pool FS1120, 3.00%, 03/01/2052	63,789,921	54,911,640
Pool FS1226, 4.00%, 05/01/2049	6,451,521	6,004,190
Pool FS1365, 2.50%, 03/01/2042	44,957,891	38,758,805
Pool FS1974, 1.50%, 02/01/2036	36,584,309	31,497,546
Pool FS2111, 4.50%, 10/01/2045	95,061,748	91,987,056

The accompanying notes are an integral part of these financial statements.

79

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FS2166, 4.50%, 07/01/2052	$ 13,937,475	$ 13,260,011
Pool FS2488, 2.50%, 10/01/2034	39,097,372	35,680,593
Pool FS2917, 3.00%, 11/01/2033	31,714,287	30,021,987
Pool FS2918, 3.00%, 09/01/2033	23,196,011	21,866,107
Pool FS4603, 2.00%, 05/01/2042	122,727,368	103,367,748
Pool FS4654, 2.00%, 07/01/2051	76,342,782	60,263,258
Pool FS4973, 3.50%, 06/01/2032	52,541,126	50,176,534
Pool FS5120, 6.00%, 07/01/2053	11,309,378	11,579,243
Pool FS5760, 3.50%, 11/01/2048	51,150,692	46,357,377
Pool FS5788, 6.50%, 09/01/2053	27,101,471	27,854,123
Pool FS5799, 2.50%, 09/01/2050	29,574,825	24,380,270
Pool FS5815, 3.00%, 04/01/2048	81,324,404	71,733,425
Pool FS5816, 3.50%, 07/01/2047	35,948,495	32,821,007
Pool MA0140, 4.50%, 08/01/2029	316,014	311,123
Pool MA0171, 4.50%, 09/01/2029	351,229	345,793
Pool MA0583, 4.00%, 12/01/2040	2,702,270	2,550,128
Pool MA0949, 3.50%, 01/01/2032	13,184,184	12,597,366
Pool MA1200, 3.00%, 10/01/2032	691,326	649,546
Pool MA1275, 3.00%, 12/01/2032	1,387,525	1,299,352
Pool MA1608, 3.50%, 10/01/2033	7,193,819	6,838,488
Pool MA1764, 4.00%, 01/01/2034	2,289,226	2,214,722
Pool MA1922, 4.00%, 06/01/2034	3,001,304	2,896,250
Pool MA1960, 4.00%, 07/01/2034	29,779,020	28,792,805
Pool MA2019, 4.00%, 09/01/2034	3,370,363	3,258,582
Pool MA2287, 3.00%, 06/01/2035	4,550,576	4,209,196
Pool MA2804, 3.00%, 11/01/2036	13,688,317	12,603,995
Pool MA2841, 2.50%, 12/01/2036	7,444,426	6,685,464

	Par	Value
Pool MA3183, 4.00%, 11/01/2047	$ 8,609,673	$ 8,018,075
Pool MA3281, 4.00%, 02/01/2038	9,638,520	9,236,288
Pool MA3305, 3.50%, 03/01/2048	19,484,516	17,528,517
Pool MA3333, 4.00%, 04/01/2048	29,613,928	27,582,028
Pool MA3468, 4.50%, 09/01/2048	8,511,604	8,134,563
Pool MA4047, 2.00%, 06/01/2050	120,397,082	95,187,912
Pool MA4119, 2.00%, 09/01/2050	41,291,656	32,612,161
Pool MA4159, 2.50%, 10/01/2050	63,751,288	52,514,120
Pool MA4175, 1.50%, 11/01/2040	129,383,949	104,761,590
Pool MA4182, 2.00%, 11/01/2050	215,199,932	169,897,597
Pool MA4202, 1.50%, 12/01/2040	40,466,934	32,765,918
Pool MA4206, 2.00%, 12/01/2035	42,901,535	37,983,458
Pool MA4208, 2.00%, 12/01/2050	61,229,707	48,327,176
Pool MA4501, 2.00%, 12/01/2041	118,782,037	99,355,227
Pool MA4540, 2.00%, 02/01/2042	12,634,185	10,562,503
Pool MA4570, 2.00%, 03/01/2042	64,909,746	54,239,222
Series 1998-66, Class C, 6.00%, 12/25/2028	452	449
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 09/25/2043)	29,492,304	26,608,367
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 05/25/2047)	52,535,094	41,507,264
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2046)	34,804,139	27,551,802
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 12/25/2044)	64,130,031	51,507,708
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 10/25/2049)	51,146,381	44,058,091
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	18,230,547	16,188,705
Pool 785025, 3.50%, 02/20/2050	56,833,022	51,277,889

The accompanying notes are an integral part of these financial statements.

80

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 785433, 2.50%, 04/20/2051	$ 59,972,745	$ 50,206,308
Pool 785447, 2.50%, 03/20/2051	45,886,350	38,229,742
Pool 785531, 2.50%, 06/20/2051	30,903,882	25,871,087
Pool 785558, 2.50%, 07/20/2051	104,022,850	87,155,092
Pool 785575, 2.50%, 08/20/2051	88,356,103	73,203,231
Pool 785615, 2.50%, 08/20/2051	34,132,022	28,568,584
Pool 786333, 4.00%, 04/20/2052	24,190,540	22,354,380
Pool 786812, 5.50%, 07/20/2053	18,878,581	19,034,830
Pool 787312, 2.50%, 03/20/2052	127,160,083	106,258,785
Pool 787313, 2.50%, 09/20/2051	90,118,799	75,028,489
Pool MA0154, 3.50%, 06/20/2042	26,332,478	24,143,729
Pool MA0220, 3.50%, 07/20/2042	39,730,740	36,434,310
Pool MA0318, 3.50%, 08/20/2042	17,572,688	16,114,697
Pool MA1157, 3.50%, 07/20/2043	18,444,570	16,922,706
Pool MA1225, 4.00%, 08/20/2043	26,518,572	25,194,812
Pool MA1286, 4.00%, 09/20/2043	37,503,187	35,568,039
Pool MA1376, 4.00%, 10/20/2043	4,034,508	3,832,271
Pool MA1449, 4.00%, 11/20/2043	37,308,417	35,379,260
Pool MA1677, 3.50%, 02/20/2044	27,907,837	25,574,969
Pool MA2224, 4.00%, 09/20/2044	15,691,642	14,888,778
Pool MA2522, 4.00%, 01/20/2045	3,403,118	3,226,872
Pool MA3375, 3.00%, 01/20/2046	21,000,738	18,597,148
Pool MA3597, 3.50%, 04/20/2046	24,393,579	22,225,944
Pool MA3663, 3.50%, 05/20/2046	15,243,312	13,886,094
Pool MA3736, 3.50%, 06/20/2046	25,419,791	23,152,505
Pool MA4385, 5.00%, 04/20/2047	681,198	676,339

	Par	Value
Pool MA4509, 3.00%, 06/20/2047	$ 10,887,045	$9,606,859
Pool MA4721, 4.50%, 09/20/2047	3,220,514	3,116,381
Pool MA4777, 3.00%, 10/20/2047	15,740,630	13,889,378
Pool MA4836, 3.00%, 11/20/2047	69,050,806	60,920,809
Pool MA4963, 4.00%, 01/20/2048	4,508,807	4,223,977
Pool MA5765, 5.00%, 02/20/2049	32,992,819	32,492,720
Pool MA6709, 2.50%, 06/20/2050	99,929,534	84,231,154
Pool MA7990, 4.00%, 04/20/2052	17,310,732	15,996,596
Pool MA8571, 6.00%, 01/20/2053	33,097,250	33,256,056
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	14,411	14,808
Pool 4747, 5.00%, 07/20/2040	561,800	561,267
Pool 5202, 3.50%, 10/20/2041	2,802,366	2,568,030
Pool 778793, 3.50%, 01/15/2042	4,736,686	4,370,321
Pool AL9364, 3.50%, 03/20/2045	5,437,304	4,935,626
Pool MA0155, 4.00%, 06/20/2042	3,072,587	2,919,256
Pool MA0392, 3.50%, 09/20/2042	81,668,617	74,904,910
Pool MA0699, 3.50%, 01/20/2043	24,701,861	22,657,591
Pool MA2753, 3.00%, 04/20/2045	6,356,731	5,650,232
Pool MA2754, 3.50%, 04/20/2045	7,759,801	7,083,981
Pool MA3035, 4.00%, 08/20/2045	2,739,789	2,590,101
Pool MA3378, 4.50%, 01/20/2046	4,597,061	4,449,952
Pool MA3598, 4.00%, 04/20/2046	2,974,850	2,803,081
Pool MA3664, 4.00%, 05/20/2046	7,213,870	6,792,292
Pool MA4512, 4.50%, 06/20/2047	10,446,765	10,086,446
Pool MA4588, 4.50%, 07/20/2047	2,438,336	2,354,232
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $10,998,578,182)		10,096,923,004

The accompanying notes are an integral part of these financial statements.

81

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.8%
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2024)(a)(e)	$ 7,930,507	$ 7,272,517
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 07/25/2024)(a)	7,231,985	6,706,579
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 07/28/2024)(d)	753,708	639,967
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 07/25/2024)	105,990	85,791
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2043)(a)(e)	90,125,137	88,941,821
Chase Home Lending Mortgage Trust 2023-RPL3
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 10/25/2045)(a)(e)	66,834,916	58,249,176
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064(a)(e)	59,575,000	52,050,678
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 02/25/2047)(a)(e)	113,638,285	102,093,817
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 01/25/2049)(a)(e)	61,987,851	54,692,135
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 10/25/2048)(a)(e)	122,955,508	109,064,118
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027)(a)(e)	47,353,031	43,817,403
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027)(a)(e)	54,978,459	52,872,234
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028)(a)(e)	82,820,271	82,868,563
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 07/25/2024)	6,160	4,745
Countrywide Alternative Loan Trust
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2024)	393,456	191,654

	Par	Value
Series 2006-43CB, Class 2A1, 6.00%, 07/25/2024 (Callable 07/25/2024)	$4,283	$4,257
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 07/25/2024)(d)	48,378	47,687
Series 2005-10, Class AF6, 4.12%, 02/25/2036 (Callable 07/25/2024)(e)	2,304	2,251
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 07/25/2024)(e)	38,504	35,494
Series 2006-10, Class 1AF3, 5.97%, 09/25/2046 (Callable 07/25/2024)(e)	13,256	14,916
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 6.00%, 11/25/2033 (Callable 07/25/2024)(e)	2,047,636	1,901,258
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 3A1, 5.75%, 07/25/2024 (Callable 07/25/2024)	1,751	852
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	157,048,578	144,488,602
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	47,240,856	43,138,644
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	120,201,911	115,863,187
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	55,581,707	54,057,062
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	104,319,589	95,808,393
Impac CMB Trust, Series 2004-4, Class 2A2, 5.30%, 09/25/2034 (Callable 07/25/2024)(d)	37,377	40,402
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 04/25/2025)(a)(d)	6,076,256	5,857,046
JP Morgan Mortgage Trust
Series 2006-A7, Class 2A4R, 4.46%, 01/25/2037 (Callable 07/25/2024)(e)	181,268	135,037
Series 2007-A1, Class 5A2, 5.51%, 07/25/2035 (Callable 02/25/2026)(e)	603,127	584,065
Series 2007-A1, Class 5A5, 5.51%, 07/25/2035 (Callable 02/25/2026)(e)	913,231	885,112
Series 2007-A2, Class 2A3, 5.36%, 04/25/2037 (Callable 07/25/2024)(e)	532,354	384,006

The accompanying notes are an integral part of these financial statements.

82

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 07/25/2039)(a)(e)	$ 3,856,160	$ 3,735,644
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 11/25/2032)(a)(e)	11,660,724	10,897,773
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 6.16%, 12/25/2029 (Callable 07/25/2024)(e)	1,463,019	1,391,214
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.92%, 09/25/2034 (Callable 12/25/2026)(e)	602,586	584,775
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 05/25/2030)(a)(e)	4,061,611	3,820,474
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 04/25/2032)(a)(e)	5,699,169	5,353,465
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 06/25/2033)(a)(e)	8,398,170	7,887,521
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 07/25/2033)(a)(e)	4,515,923	4,258,306
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062 (Callable 02/25/2025)(a)(e)	76,622,931	70,108,541
Series 2024-HYB1, Class A1, 3.56%, 03/25/2053 (Callable 04/25/2040)(a)(e)	37,310,619	36,162,825
Series 2024-HYB2, Class A1, 3.60%, 04/25/2053 (Callable 06/25/2038)(a)(e)	43,818,271	42,032,799
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	72,875,142	66,732,861
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 07/25/2024 (Callable 07/25/2024)	6,137	5,674
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 10/25/2030)(d)	2,482,525	629,075
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 04/25/2039)(a)(e)	9,088,728	8,340,842
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 07/25/2024)(a)(e)	32,101,136	29,077,206

	Par	Value
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 09/25/2024)(a)(e)	$ 28,047,574	$ 24,042,105
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 06/25/2025)(a)(d)	48,798,196	48,294,462
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.85%, 09/25/2034 (Callable 07/25/2024)(e)	407,839	392,936
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.15%, 10/25/2043 (Callable 07/25/2024)(e)	2,902,858	2,734,039
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 05/25/2029)(a)(e)	10,404,113	10,029,943
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 05/25/2027)(a)(e)	846,811	823,057
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 01/25/2031)(a)(e)	11,378,205	10,473,463
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 02/25/2030)(a)(e)	6,267,847	6,140,364
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029)(a)(e)	19,647,382	18,701,814
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2031)(a)(e)	55,957,132	52,299,405
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 04/25/2032)(a)(e)	127,798,409	113,319,258
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2030)(a)	60,294,177	53,362,909
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 12/25/2033)(a)(e)	148,489,492	137,246,402
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 01/25/2030)(a)(e)	146,444,170	137,348,098
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 10/25/2034)(a)	59,098,775	55,651,933
Series 2024-1, Class A1, 4.37%, 03/25/2064 (Callable 08/25/2034)(a)(e)	142,045,233	141,569,098
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.40%, 01/25/2035 (Callable 07/25/2024)(e)	2,647,676	2,353,462

The accompanying notes are an integral part of these financial statements.

83

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 07/25/2024)	$ 2,043,583	$2,002,189
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 07/25/2024)	905,687	896,710
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $2,298,821,738)		2,231,500,111
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	30,681,557	29,230,461
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,535,000	42,224,636
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	22,501,000	21,224,219
Series 2017-BNK7, Class A4, 3.18%, 09/15/2060 (Callable 09/15/2027)	21,500,000	20,219,832
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	329,555
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	67,663,000	62,258,438
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	98,103,000	92,149,423
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,426,909
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028)(e)	15,302,008	14,675,894
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028)(e)	8,565,000	8,167,342
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,560,000	34,672,053
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	66,985,000	53,639,920
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032)(e)	56,200,000	57,889,541
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,852,011	70,598,428

	Par	Value
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	$ 93,975,000	$ 95,277,107
BBCMS Trust, Series 2022-C15, Class ASB, 3.68%, 04/15/2055 (Callable 04/15/2032)(e)	7,104,000	6,654,470
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	20,140,000	19,010,158
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	22,753,117
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	25,674,940
Series 2020-B19, Class A5, 1.85%, 09/15/2053 (Callable 10/15/2030)	43,291,000	34,923,096
Series 2020-B20, Class A5, 2.03%, 10/15/2053 (Callable 10/15/2030)	31,916,000	25,486,662
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	29,102,749
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	21,839,458
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	29,775,000	24,900,704
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	37,403,229
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027)(e)	9,000,279	8,380,334
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	18,107,455	17,595,170
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	36,650,980	35,242,886
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	17,480,000	17,103,589
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	8,600,000	8,330,017
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2025)	68,175,000	65,965,721

The accompanying notes are an integral part of these financial statements.

84

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	$ 12,275,000	$ 11,538,414
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	20,660,680
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	21,050,825
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)	4,318,986	4,193,596
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	48,986,454	45,149,551
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 06/10/2027)	22,800,000	21,224,219
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	6,678,521
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,064,764
Series 2020-C9, Class A5, 1.93%, 08/15/2053 (Callable 09/15/2030)	22,555,000	18,645,028
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.84%, 09/10/2047 (Callable 09/10/2024)	15,109,392	15,048,830
Computershare Corporate Trust
Series 2015-P2, Class A3, 3.54%, 12/15/2048 (Callable 12/15/2025)	20,519,067	20,018,041
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	29,009,612	28,323,192
Series 2015-SG1, Class ASB, 3.56%, 09/15/2048 (Callable 08/15/2025)	2,533,681	2,513,181
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	10,250,000	9,808,105
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	24,302,536
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	6,732,388
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	14,349,000	13,685,531

	Par	Value
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	$ 19,377,822	$ 18,791,771
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	20,314,784
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	10,000,000	8,852,206
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	27,314,615
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,714,172
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	11,440,000	11,007,884
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028)(e)	22,023,039	21,049,751
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028)(e)	18,608,000	17,608,306
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	30,690,000	27,780,913
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	14,542,426
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	18,591,643
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	30,493,248	29,416,483
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	22,052,830
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	9,000,000	8,364,030
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class ASB, 3.37%, 11/15/2047 (Callable 08/15/2027)	193,022	192,508
Series 2014-C25, Class ASB, 3.41%, 11/15/2047 (Callable 11/15/2024)	342,223	340,961
Series 2015-C28, Class A4, 3.23%, 10/15/2048 (Callable 04/15/2025)	16,688,500	16,373,391

The accompanying notes are an integral part of these financial statements.

85

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	$ 22,658,000	$ 21,935,779
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	19,890,000	18,812,551
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	22,974,186
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,013,510
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	25,169,000	23,593,207
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	38,443,782
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	72,094,000	69,737,168
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 12/15/2026)	8,500,000	8,011,295
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,007,430
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	9,291,667	8,867,822
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	6,750,000	6,456,247
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)	2,500,000	2,351,832
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(e)	16,652,859	15,776,452
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	62,413,273
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,280,000	5,469,548
WF-RBS Commercial Mortgage Trust

	Par	Value
Series 2014-C21, Class A5, 3.68%, 08/15/2047 (Callable 08/15/2024)	$ 16,319,085	$16,242,719
Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	125,000	123,570
Series 2014-C23, Class ASB, 3.64%, 10/15/2057 (Callable 08/15/2027)	15	15
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,072,258,363)		1,915,526,520
ASSET-BACKED SECURITIES - 3.0%
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	39,098,000	38,571,029
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 06/25/2027)(a)	83,500,000	84,010,870
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (Callable 02/15/2027)(a)	93,925,000	94,332,240
Fifth Third Auto Trust, Series 2023-1, Class A3, 5.53%, 08/15/2028 (Callable 02/15/2027)	70,525,000	70,703,732
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	63,134,000	62,878,901
Series 2023-2, Class A, 5.77%, 09/15/2029	52,200,000	52,865,148
Series 2024-1, Class A, 5.34%, 05/15/2030	41,875,000	42,042,843
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	148,461,000	147,221,602
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	49,875,000	49,540,618
General Motors Co.
Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	10,300,000	10,312,688
Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,000,000	25,209,668
Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	8,000,000	7,996,650
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027)(a)	64,950,000	66,746,264
IPFS Corp., Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	84,870,000	85,401,778

The accompanying notes are an integral part of these financial statements.

86

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/2028 (Callable 04/15/2027)(a)	$ 18,750,000	$18,757,911
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 11/15/2029)(a)	13,490,324	11,778,117
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 01/15/2030)(a)	20,853,706	18,393,363
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 04/15/2030)(a)	50,360,557	48,038,094
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(a)	58,305,134	58,480,189
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	26,707,185	24,190,473
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027(a)	14,500,000	14,294,354
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	94,050,000	84,590,912
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/05/2053(a)	116,650,000	116,116,284
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	73,400,000	73,890,437
Series 2024-A1, Class A, 5.04%, 03/15/2030	14,625,000	14,586,269
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061(a)	7,657,943	7,151,366
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2024)(a)(f)	10,497,921	10,042,890
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2024)(a)(f)	16,468,614	15,744,018
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027)(a)	25,275,000	24,441,468
TOTAL ASSET-BACKED SECURITIES
(Cost $1,388,527,542)		1,378,330,176

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp.
Series K069, Class A2, 3.19%, 09/25/2027 (Callable 10/25/2027)(e)	$ 25,488,779	$ 24,218,449
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 02/25/2028)	25,529,000	24,261,061
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	6,050,000	5,773,841
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 10/25/2028)	1,350,000	1,283,881
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 07/25/2028)	21,722,000	20,821,154
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 05/25/2028)	70,395,000	68,038,739
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(e)	41,215,000	39,747,861
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 10/25/2028)	26,488,633	25,545,020
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 08/25/2028)(e)	14,950,000	14,442,184
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 10/25/2028)(e)	56,545,000	54,588,215
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 10/25/2028)(e)	1,000,000	970,059
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2034)	39,850,000	37,421,557
Series K-1510, Class A3, 3.79%, 01/25/2034 (Callable 01/25/2034)	13,525,000	12,430,569
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 07/25/2033)(e)	11,088,000	10,135,786
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 08/25/2030)	90,425,000	87,983,445
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $452,686,251)		427,661,821

The accompanying notes are an integral part of these financial statements.

87

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - 0.5%
Atlanta Independent School System, 5.56%, 03/01/2026	$ 4,465,000	$ 4,480,875
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,168,257
6.13%, 04/01/2030	5,000,000	5,049,517
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	3,375,000	3,477,080
Colorado Housing and Finance Authority, 6.50%, 11/01/2053 (Callable 05/01/2032)	29,860,000	31,160,021
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,091,282
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,134,121
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	992,901
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 07/01/2025)	1,595,000	1,555,780
Louisiana Housing Corp., 2.10%, 12/01/2038 (Callable 09/01/2024)	719,593	614,514
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	7,186,152
Maryland Community Development Administration, 3.16%, 09/01/2041 (Callable 09/01/2025)	1,775,000	1,751,743
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	18,275,000	14,482,080
Massachusetts Educational Financing Authority, 3.85%, 05/25/2033	8,695,624	8,351,401
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 07/01/2025)	1,905,889	1,556,501
3.20%, 06/01/2047 (Callable 07/01/2026)	4,208,536	3,669,449
3.00%, 10/01/2047 (Callable 01/01/2027)	5,091,707	4,402,051
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	33,670,584
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	28,017,514
2.87%, 07/01/2035 (Callable 01/01/2035)	17,310,000	12,899,554

	Par	Value
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 07/01/2025)	$ 1,075,000	$ 1,075,000
New Jersey Higher Education Student Assistance Authority
3.50%, 12/01/2039 (Callable 12/01/2028)(g)	11,740,000	10,856,959
3.50%, 12/01/2039 (Callable 12/01/2028)(g)	8,680,000	8,263,667
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,013,670
North Carolina Housing Finance Agency
2.81%, 07/01/2035 (Callable 08/01/2024)	265,000	263,306
6.50%, 01/01/2055 (Callable 07/01/2032)	6,465,000	6,701,501
State Public School Building Authority, 2.97%, 04/01/2027	5,800,000	5,480,466
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	7,221,178
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,917,016
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,980,000	11,884,922
Westvaco Corp., 7.67%, 01/15/2027(a)	8,000,000	8,237,304
TOTAL MUNICIPAL BONDS (Cost $284,822,150)		246,626,366
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	22,000,000	22,192,230
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	12,000,000	12,068,640
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032)(a)	15,000,000	14,546,358
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031)(a)	18,625,000	15,983,539
2.50%, 01/08/2032 (Callable 10/08/2031)(a)	46,650,000	38,955,387
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	449,673
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	854,024
6.35%, 02/12/2048	8,500,000	5,423,937
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $123,298,436)		110,473,788

The accompanying notes are an integral part of these financial statements.

88

Baird Aggregate Bond Fund
Schedule of Investments,
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class U, 5.25%(h)	882,138,067	$882,138,067
TOTAL SHORT-TERM INVESTMENTS (Cost $882,138,067)		882,138,067
TOTAL INVESTMENTS - 100.9% (Cost $50,123,852,084)		$46,810,023,834
Liabilities in Excess of Other Assets - (0.9)%		(410,631,794)
TOTAL NET ASSETS - 100.0%		$46,399,392,040

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $8,964,082,038 or 19.3% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2024, the total value of securities subject to the AMT was $19,120,626 or 0.0% of net assets.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

89

Baird Aggregate Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$16,671,593,792	$ —	$16,671,593,792
U.S. Treasury Securities	—	12,849,250,189	—	12,849,250,189
Agency Residential Mortgage-Backed Securities	—	10,096,923,004	—	10,096,923,004
Non-Agency Residential Mortgage-Backed Securities	—	2,231,500,111	—	2,231,500,111
Non-Agency Commercial Mortgage-Backed Securities	—	1,915,526,520	—	1,915,526,520
Asset-Backed Securities	—	1,378,330,176	—	1,378,330,176
Agency Commercial Mortgage-Backed Securities	—	427,661,821	—	427,661,821
Municipal Bonds	—	246,626,366	—	246,626,366
Other Government Related Securities	—	110,473,788	—	110,473,788
Money Market Funds	882,138,067	—	—	882,138,067
Total Investments	$882,138,067	$ 45,927,885,767	$—	$ 46,810,023,834

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

90

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 43.3%
Financials - 17.4%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	$ 37,818,000	$ 37,291,215
4.80%, 04/18/2026(a)	47,025,000	46,139,624
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,250,000	11,297,710
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	31,325,000	25,669,683
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	9,957,570
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	8,000,000	7,462,668
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	39,379,675
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,104,297
3.00%, 10/29/2028 (Callable 08/29/2028)	15,500,000	14,085,944
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,040,419
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	11,876,867
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	15,000,000	15,483,329
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	31,350,000	31,144,220
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	7,711,000	8,372,709
Air Lease Corp.
2.30%, 02/01/2025 (Callable 01/01/2025)	14,150,000	13,847,474
5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,125,151
Aircastle Ltd.
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	5,000,000	5,093,719
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	15,500,000	15,495,545
Ally Financial, Inc.
5.80%, 05/01/2025 (Callable 04/01/2025)	10,000,000	9,990,492
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,275,353

	Par	Value
American International Group, Inc.
5.13%, 03/27/2033 (Callable 12/27/2032)	$ 6,000,000	$ 5,909,599
6.82%, 11/15/2037	4,173,000	4,558,482
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	5,000,000	3,821,677
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,183,116
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,325,711
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025)(a)	14,803,000	14,339,101
6.74%, 12/08/2032(a)	33,000,000	35,099,390
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	13,000,000	10,673,410
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	18,379,000	18,748,401
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	14,500,000	14,331,052
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	36,120,000	37,337,691
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (Callable 01/15/2025)(a)	10,000,000	9,796,796
6.38%, 05/04/2028 (Callable 04/04/2028)(a)	10,000,000	10,155,138
Banco Santander SA
5.18%, 11/19/2025	11,150,000	11,042,323
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,170,222
6.61%, 11/07/2028	8,400,000	8,822,377
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	9,924,987
2.75%, 12/03/2030	5,000,000	4,160,429
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	29,164,338
6.92%, 08/08/2033	7,842,000	8,186,887
6.35%, 03/14/2034	35,000,000	35,024,995
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	12,750,000	12,673,477

The accompanying notes are an integral part of these financial statements.

91

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	$6,000,000	$5,561,553
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,357,937
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	18,372,985
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	14,976,234
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	10,645,731
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	10,000,000	9,635,134
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,050,444
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	30,261,545
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,236,904
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,000,000	4,887,106
7.75%, 05/14/2038	725,000	862,122
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	10,202,000	9,396,144
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	35,500,000	35,317,919
Bank of Montreal
5.37%, 06/04/2027	15,000,000	15,062,888
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,697,812
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	4,675,000	3,825,639
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,115,647
5.25%, 06/12/2028	7,000,000	7,035,232

	Par	Value
5.65%, 02/01/2034	$7,775,000	$7,899,783
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	20,400,000	18,373,145
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	15,000,000	14,807,380
5.79%, 07/13/2028(a)	6,000,000	6,118,696
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,749,842
4.34%, 01/10/2028 (Callable 01/10/2027)	10,000,000	9,625,261
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	12,125,000	12,157,503
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,827,006
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	18,650,000	19,109,355
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	21,202,728
BGC Group, Inc.
4.38%, 12/15/2025 (Callable 09/15/2025)	13,700,000	13,332,559
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	15,803,878
6.60%, 06/10/2029 (Callable 05/10/2029)(a)	25,000,000	24,877,032
BNP Paribas SA
4.38%, 09/28/2025(a)	8,200,000	8,052,077
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024)(a)	42,500,000	41,970,850
4.38%, 05/12/2026(a)	16,910,000	16,452,527
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(a)	16,500,000	15,950,157
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	8,000,000	7,467,652
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	16,000,000	14,284,493
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030)(a)	10,500,000	9,198,062

The accompanying notes are an integral part of these financial statements.

92

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	$25,000,000	$20,956,925
5.74% (SOFR + 1.88%), 02/20/2035 (Callable 02/20/2034)(a)	12,000,000	11,933,726
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	5,000,000	4,086,753
BPCE SA
4.63%, 07/11/2024(a)	3,185,000	3,182,698
5.15%, 07/21/2024(a)	30,902,000	30,873,404
4.50%, 03/15/2025(a)	40,275,000	39,735,934
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	15,000,000	14,193,284
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	30,827,000	25,084,088
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	22,896,000	24,476,086
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	10,000,000	9,960,184
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	20,000,000	19,923,631
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,429,839
Canadian Imperial Bank of Commerce, 5.62%, 07/17/2026	5,000,000	5,025,787
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,819,568
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	20,000,000	20,569,425
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,826,194
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,616,611
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	9,953,755
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	4,600,000	4,706,644
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,047,561

	Par	Value
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	$18,250,000	$16,473,326
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	15,389,403
Centene Corp.
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,550,689
2.50%, 03/01/2031 (Callable 12/01/2030)	64,850,000	53,221,149
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,276,889
Citigroup, Inc.
3.70%, 01/12/2026	4,700,000	4,577,312
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	21,200,000	20,464,020
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,389,127
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,530,704
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	50,000,000	42,916,180
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,166,787
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,236,665
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	22,098,608
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	35,229,408
CNA Financial Corp.
4.50%, 03/01/2026 (Callable 12/01/2025)	21,125,000	20,796,432
5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,209,024
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	14,985,640
CNO Global Funding
5.88%, 06/04/2027(a)	18,000,000	18,058,875
2.65%, 01/06/2029(a)	7,625,000	6,675,383
Comerica Bank, 4.00%, 07/27/2025	21,425,000	20,946,038
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	32,454,000	26,920,294
3.78%, 03/14/2032(a)	7,250,000	6,347,412
5.84%, 03/13/2034(a)	12,800,000	12,784,479

The accompanying notes are an integral part of these financial statements.

93

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	$35,000,000	$31,526,336
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031)(a)	5,500,000	4,083,647
Cooperatieve Rabobank UA
4.38%, 08/04/2025	11,975,000	11,786,598
3.75%, 07/21/2026	36,000,000	34,653,770
Corebridge Global Funding
5.20%, 01/12/2029(a)	5,900,000	5,872,369
5.20%, 06/24/2029(a)	6,000,000	5,977,171
Credit Agricole SA
4.38%, 03/17/2025(a)	37,093,000	36,658,759
3.25%, 01/14/2030(a)	13,043,000	11,476,326
5.51%, 07/05/2033(a)	5,000,000	5,046,020
5.37%, 03/11/2034(a)	5,725,000	5,652,894
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	52,000,000	52,312,377
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025)(a)	7,000,000	6,738,462
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	33,945,000	32,266,730
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	12,000,000	11,615,901
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,292,058
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	6,000,000	5,539,608
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,159,911
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	30,000,000	31,199,613
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	23,869,000	23,390,493
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	10,000,000	8,802,637

	Par	Value
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	$28,714,000	$24,209,510
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	25,000,000	20,563,200
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,783,334
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	38,912,280
Discover Bank
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	28,244,347
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	31,905,843
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	28,122,332
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025)(a)	10,000,000	9,463,745
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026)(a)	5,800,000	5,376,881
Elevance Health, Inc., 5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,783,034
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,234,312
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,456,957
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,690,820
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	5,768,538
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,155,886
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	5,000,000	4,885,095
5.70%, 03/14/2028(a)	22,000,000	22,253,455
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	3,847,236
First Horizon Corp., 4.00%, 05/26/2025 (Callable 04/26/2025)	27,495,000	26,971,861

The accompanying notes are an integral part of these financial statements.

94

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046)(b)	$1,850,000	$74,000
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025 (Callable 09/27/2024)	21,219,000	20,985,044
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	15,000,000	13,207,104
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	5,800,000	5,897,684
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	6,800,000	6,844,816
FMR LLC
4.95%, 02/01/2033(a)	4,235,000	4,117,184
6.50%, 12/14/2040(a)	1,820,000	1,984,795
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	8,905,848
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	20,000,000	19,966,899
Goldman Sachs Capital I, 6.35%, 02/15/2034	125,000	129,040
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	16,960,426
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	15,050,000	14,487,498
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	30,000,000	24,346,434
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,407,579
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	9,306,187
6.75%, 10/01/2037	300,000	323,649
Guardian Life Insurance Co. of America
4.88%, 06/19/2064(a)	6,715,000	5,896,163
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	14,000,000	9,256,178
4.85%, 01/24/2077(a)	16,363,000	13,655,238
Hartford Financial Services Group, Inc., 6.10%, 10/01/2041	2,925,000	3,031,091

	Par	Value
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	$10,000,000	$9,818,666
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	9,000,000	8,496,763
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	7,000,000	5,631,529
Host Hotels & Resorts LP, 5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	14,741,524
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	4,014,000	3,987,665
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	20,344,853
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,862,726
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,137,461
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	18,822,049
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	8,790,638
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,463,558
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	14,550,000	12,175,326
Humana, Inc., 8.15%, 06/15/2038	8,983,000	10,736,966
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	14,932,342
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,026,418
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	15,000,000	12,571,784
Jackson National Life Global Funding
5.60%, 04/10/2026(a)	7,000,000	6,983,971
5.55%, 07/02/2027(a)	20,000,000	19,942,914
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,431,069

The accompanying notes are an integral part of these financial statements.

95

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.45%, 06/08/2027	$1,300,000	$1,330,877
5.88%, 07/21/2028 (Callable 06/21/2028)	14,000,000	14,140,591
4.15%, 01/23/2030	30,200,000	28,053,247
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	23,294,846
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	18,500,000	17,380,211
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,184,912
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	48,228,797
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	26,361,962
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,066,925
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	12,668,859
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,500,000	7,466,764
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	6,000,000	6,156,047
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,138,659
KeyBank NA, 3.40%, 05/20/2026	21,575,000	20,490,400
Liberty Mutual Group, Inc.
6.50%, 03/15/2035(a)	750,000	735,416
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	900,000	654,366
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	375,000	414,375
Lincoln National Corp.
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,609,004
6.30%, 10/09/2037	2,190,000	2,245,600
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,505,751
4.38%, 03/22/2028	15,000,000	14,531,206
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(c)	21,550,000	20,272,316

	Par	Value
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	$11,300,000	$11,456,344
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	10,000,000	10,081,261
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	29,879,143
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,112,313
4.00%, 03/15/2029 (Callable 08/01/2024)(a)	34,895,000	32,527,924
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	4,400,000	4,395,300
Macquarie Bank Ltd.
4.88%, 06/10/2025(a)	7,800,000	7,720,589
3.62%, 06/03/2030(a)	28,805,000	25,636,450
6.80%, 01/18/2033(a)	10,000,000	10,468,739
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	10,000,000	8,289,233
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	16,977,000	17,574,262
Manulife Financial Corp.
4.15%, 03/04/2026	15,000,000	14,676,209
2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,104,916
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	15,000,000	10,135,988
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026 (Callable 12/14/2025)	9,225,000	9,004,436
5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,891,346
Massachusetts Mutual Life Insurance Co.
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(c)	26,000,000	22,830,376
3.73%, 10/15/2070(a)	19,253,000	13,003,926
4.90%, 04/01/2077(a)	13,000,000	10,798,228
MBIA Insurance Corp., 16.85% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(b)	700,000	35,000
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,075,045

The accompanying notes are an integral part of these financial statements.

96

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	$9,025,000	$8,030,882
5.15%, 03/28/2033(a)	12,656,000	12,498,798
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(a)	3,725,000	3,819,057
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	22,579,122
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,029,976
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,243,702
3.17%, 09/11/2027	22,000,000	20,651,114
4.02%, 03/05/2028	2,650,000	2,547,980
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	5,931,121
Morgan Stanley
3.13%, 07/27/2026	13,175,000	12,595,811
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027)(c)	22,350,000	21,252,662
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	25,793,876
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	9,960,466
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	7,928,096
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,307,448
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,556,681
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,116,339
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	60,200,000	49,794,564
2.99%, 05/21/2031(a)	24,495,000	20,605,596
6.43%, 01/12/2033(a)	12,025,000	12,525,856

	Par	Value
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	$5,000,000	$4,592,063
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	14,000,000	11,833,708
National Bank of Canada, 5.60%, 12/18/2028	20,000,000	20,211,241
Nationwide Building Society
4.00%, 09/14/2026(a)	63,394,000	60,918,191
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(c)	3,525,000	3,374,225
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(c)	17,125,000	15,841,035
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	17,500,000	13,111,084
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031(a)	7,000,000	7,822,116
7.88%, 04/01/2033(a)	5,600,000	6,213,977
9.38%, 08/15/2039(a)	22,409,000	28,365,888
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	11,725,000	10,853,178
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(c)	5,150,000	5,034,201
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	32,924,741
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(c)	11,000,000	10,511,421
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,000,000	8,025,381
NatWest Markets PLC, 5.42%, 05/17/2027(a)	25,000,000	24,985,476
New York Life Global Funding, 5.00%, 06/06/2029(a)	11,700,000	11,662,649
New York Life Insurance Co.
6.75%, 11/15/2039(a)	25,105,000	27,883,255
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	14,500,000	11,665,522

The accompanying notes are an integral part of these financial statements.

97

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	$5,700,000	$5,646,582
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,003,280
2.17%, 07/14/2028	30,000,000	26,484,356
2.71%, 01/22/2029	9,600,000	8,543,710
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	9,969,689
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	8,850,178
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	16,000,000	15,768,023
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	9,990,436
Pricoa Global Funding I, 5.10%, 05/30/2028(a)	4,700,000	4,705,339
Principal Life Global Funding II, 5.10%, 01/25/2029(a)	10,000,000	9,941,880
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,227,266
Protective Life Corp., 4.30%, 09/30/2028 (Callable 06/30/2028)(a)	4,105,000	3,950,717
Protective Life Global Funding
5.21%, 04/14/2026(a)	22,000,000	21,933,919
5.22%, 06/12/2029(a)	15,850,000	15,824,492
Prudential Insurance Co. of America, 8.30%, 07/01/2025(a)	21,011,000	21,463,773
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,499,644
Regions Bank/Birmingham AL, 6.45%, 06/26/2037	3,864,000	3,939,792
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(a)	20,000,000	19,748,046
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/2028 (Callable 09/15/2028)	20,000,000	20,702,113
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	10,635,673
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 08/01/2024)(a)	10,000,000	9,338,868
Royal Bank of Canada, 4.65%, 01/27/2026	29,930,000	29,507,292
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031)(a)	25,000,000	20,749,417

	Par	Value
Santander Holdings USA, Inc.
3.45%, 06/02/2025 (Callable 05/02/2025)	$10,000,000	$9,783,489
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	10,000,000	9,971,309
Santander UK Group Holdings PLC, 1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	20,000,000	18,488,695
SMBC Aviation Capital Finance DAC
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	35,000,000	34,761,456
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	38,630,000	37,785,807
Societe Generale SA
2.63%, 01/22/2025(a)	24,600,000	24,122,355
4.25%, 04/14/2025(a)	30,420,000	29,906,547
4.25%, 08/19/2026(a)	10,572,000	10,130,175
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(a)	8,000,000	7,382,219
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	9,075,000	9,218,398
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	3,450,000	3,402,856
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	7,000,000	5,710,568
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	4,000,000	3,959,966
3.63%, 03/01/2041(a)	9,200,000	6,258,278
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054)(a)	13,000,000	12,442,942
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	15,000,000	14,049,672
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	18,000,000	16,672,469

The accompanying notes are an integral part of these financial statements.

98

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	$4,000,000	$4,082,222
4.64% to 04/01/2030 then 1 yr. CMT Rate + 3.85%, 04/01/2031 (Callable 04/01/2030)(a)	7,000,000	6,664,700
6.10% (1 yr. CMT Rate + 2.10%), 01/11/2035 (Callable 01/11/2034)(a)	11,000,000	11,156,553
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	31,750,000	31,470,228
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	5,822,484
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,324,197
5.80%, 07/13/2028	10,000,000	10,212,579
5.85%, 07/13/2030	23,375,000	23,995,132
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	22,195,000	22,336,057
Swedbank AB
6.14%, 09/12/2026(a)	18,000,000	18,222,560
5.41%, 03/14/2029(a)	19,000,000	19,006,986
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,908,000	10,805,906
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	6,787,000	6,672,690
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	40,156,077
2.88%, 10/28/2031 (Callable 07/28/2031)	15,000,000	12,028,718
7.25%, 02/02/2033 (Callable 11/02/2032)	12,000,000	11,931,748
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,476,162
6.13%, 08/15/2043	23,630,000	23,109,420
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	9,807,544
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,494,912
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	3,000,000	2,633,073

	Par	Value
UBS Group AG
4.13%, 09/24/2025(a)	$6,500,000	$6,373,325
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025)(a)	10,000,000	9,663,784
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	30,000,000	30,015,776
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026)(a)	19,400,000	18,086,620
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	10,000,000	9,174,579
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	24,750,000	23,735,140
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(c)	10,850,000	10,241,412
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028)(a)	5,000,000	5,140,806
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	18,670,497
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	12,550,000	10,084,698
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032)(a)	3,000,000	2,861,909
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	11,656,544
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,604,752
Wells Fargo & Co.
3.00%, 04/22/2026	4,000,000	3,834,792
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,086,532
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	22,095,000	21,043,879
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,424,016
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,282,724

The accompanying notes are an integral part of these financial statements.

99

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	$5,000,000	$4,336,028
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	27,979,278
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	6,975,452
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	25,664,874
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	8,000,000	7,287,337
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	18,059,000	17,704,095
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,651,570
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	2,929,937
6.82%, 11/17/2033	6,000,000	6,455,133
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,239,803
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	10,000,000	8,263,199
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,495,105
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	5,883,058
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	13,009,007
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	4,845,203
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,398,028
		5,273,356,775
Industrials - 24.6%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026)(a)	5,000,000	5,018,123

	Par	Value
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 10/07/2024)(a)	$500,000	$452,519
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)	250,000	254,846
AbbVie, Inc.
4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,521,060
4.05%, 11/21/2039 (Callable 05/21/2039)	11,250,000	9,771,726
Acushnet Co., 7.38%, 10/15/2028 (Callable 10/15/2025)(a)	1,000,000	1,036,270
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028)(a)	2,250,000	2,075,003
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,519,276
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025)(a)	1,500,000	1,505,423
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,509,717
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	6,297,187
Aker BP ASA
2.00%, 07/15/2026 (Callable 06/15/2026)(a)	6,725,000	6,256,746
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	7,000,000	7,061,746
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	20,958,000	17,829,756
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (Callable 08/01/2024)(a)	5,000,000	4,803,000
3.50%, 03/15/2029 (Callable 08/01/2024)(a)	1,500,000	1,349,313
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029)(a)	6,110,000	5,529,896
2.60%, 05/27/2030 (Callable 02/27/2030)(a)	6,475,000	5,640,891
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029)(a)	6,500,000	5,812,732
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,334,496
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029)(a)	6,000,000	5,513,020
3.25%, 02/25/2031 (Callable 11/25/2030)(a)	10,000,000	8,433,531

The accompanying notes are an integral part of these financial statements.

100

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Ambipar Lux Sarl, 9.88%, 02/06/2031 (Callable 02/06/2027)(a)	$500,000	$484,859
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,541,136
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	24,673,454
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,736,435
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,731,448
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	21,371,081
Anglo American Capital PLC
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	3,000,000	3,019,405
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	16,025,000	13,672,579
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	12,450,000	12,187,671
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	15,000,000	14,968,979
3.95%, 09/10/2050 (Callable 03/10/2050)(a)	10,000,000	7,380,043
6.00%, 04/05/2054 (Callable 10/05/2053)(a)	5,000,000	4,945,331
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	60,675,000	55,939,900
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	5,000,000	4,971,644
5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,112,124
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027)(a)	3,000,000	3,026,994
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030)(a)	6,000,000	5,017,739
6.25%, 05/02/2034 (Callable 02/02/2034)(a)	10,000,000	10,357,000
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029)(a)	20,575,000	20,074,941
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,537,906

	Par	Value
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 08/01/2024)(a)	$1,000,000	$967,123
ArcelorMittal SA
6.13%, 06/01/2025	6,078,000	6,117,985
4.55%, 03/11/2026	30,930,000	30,412,372
4.25%, 07/16/2029	15,000,000	14,353,767
6.80%, 11/29/2032 (Callable 08/29/2032)	24,100,000	25,388,469
6.00%, 06/17/2034 (Callable 03/17/2034)	4,500,000	4,496,585
7.00%, 10/15/2039	11,096,000	11,917,658
6.35%, 06/17/2054 (Callable 12/17/2053)	16,400,000	15,927,826
Arcosa, Inc., 4.38%, 04/15/2029 (Callable 08/01/2024)(a)	3,000,000	2,785,873
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 07/12/2024)(a)	9,000,000	8,503,981
4.25%, 11/01/2029 (Callable 11/01/2024)(a)	4,100,000	3,844,015
2.45%, 08/12/2031 (Callable 05/12/2031)(a)	23,840,000	19,249,844
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	6,450,000	6,292,610
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	5,000,000	4,871,818
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	9,000,000	9,016,991
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	6,700,000	6,649,066
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	10,980,000	10,519,247
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	11,393,662
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,289,003
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	26,987,172
3.80%, 12/01/2057 (Callable 06/01/2057)	25,315,000	17,685,968
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	21,281,515
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	8,850,654
Ball Corp.
6.88%, 03/15/2028 (Callable 11/15/2024)	2,000,000	2,052,742
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,026,860
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,247,635
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,303,531

The accompanying notes are an integral part of these financial statements.

101

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Bayer US Finance II LLC
4.25%, 12/15/2025 (Callable 10/15/2025)(a)	$25,000,000	$24,456,957
4.63%, 06/25/2038 (Callable 12/25/2037)(a)	12,000,000	10,083,499
4.40%, 07/15/2044 (Callable 01/15/2044)(a)	5,125,000	3,910,106
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (Callable 08/01/2026)(a)	3,000,000	3,027,024
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,667,862
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	6,864,813
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 08/01/2024)(a)	13,027,000	12,791,060
5.80%, 06/15/2031 (Callable 04/15/2031)(a)	11,225,000	11,208,598
5.65%, 01/15/2034 (Callable 10/15/2033)(a)	15,225,000	14,870,384
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	5,000,000	3,768,032
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,540,162
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	28,279,813
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	12,934,450
Boeing Co.
2.20%, 02/04/2026 (Callable 07/12/2024)	25,550,000	24,013,810
5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	24,967,436
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,086,082
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027)(a)	1,000,000	1,042,652
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 08/01/2024)(a)	1,000,000	941,698
4.00%, 07/01/2029 (Callable 07/12/2024)(a)	500,000	468,178
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028)(a)	1,440,000	1,335,118
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,435,240

	Par	Value
Braskem Netherlands Finance BV, 8.50%, 01/12/2031 (Callable 11/12/2030)(a)	$10,000,000	$10,215,000
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,708,170
British Telecommunications PLC, 9.63%, 12/15/2030	49,000,000	59,829,399
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	4,000,000	3,810,949
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,003,696
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,111,150
2.45%, 02/15/2031 (Callable 11/15/2030)(a)	7,250,000	6,105,302
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	12,000,000	11,071,574
3.47%, 04/15/2034 (Callable 01/15/2034)(a)	10,000,000	8,524,939
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	13,250,000	10,610,436
3.50%, 02/15/2041 (Callable 08/15/2040)(a)	16,000,000	12,264,832
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	13,188,000	12,615,385
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	22,735,226
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,566,315
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	880,669
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038)(a)	15,000,000	12,154,384
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,386,469
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,359,728
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 11/15/2024)(a)	15,000,000	13,446,867
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,383,079
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	19,228,964
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,026,131
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	12,637,061

The accompanying notes are an integral part of these financial statements.

102

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	$5,000,000	$5,061,777
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	19,725,000	17,459,760
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 09/01/2024)(a)	15,000,000	12,991,899
4.50%, 08/15/2030 (Callable 02/15/2025)(a)	10,000,000	8,465,765
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,101,173
Celanese US Holdings LLC, 6.33%, 07/15/2029 (Callable 05/15/2029)	14,876,000	15,299,863
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	28,000,000	22,114,996
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,022,355
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026)(a)	3,000,000	2,675,699
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,647,071
6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	60,412,921
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	7,732,000	7,656,893
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,003,326
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,224,306
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,074,217
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,050,812
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,522,744
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	2,987,337
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,181,272
5.75%, 08/15/2034 (Callable 02/15/2034)(a)	6,000,000	6,023,904

	Par	Value
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	$7,000,000	$6,899,258
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	20,000,000	17,391,398
Cigna Group
4.50%, 02/25/2026 (Callable 11/27/2025)	3,734,000	3,677,318
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,405,208
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	6,983,221
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033)(a)	10,000,000	10,121,576
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 08/01/2024)(a)	100,000	96,057
6.38%, 02/01/2031 (Callable 02/01/2026)(a)	1,000,000	1,002,605
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	14,250,000	13,486,350
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,007,891
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	2,830,000	2,795,235
5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,617,042
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	5,000,000	5,207,397
6.54%, 11/15/2053 (Callable 05/15/2053)(a)	3,400,000	3,582,544
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,076,718
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,569,493
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,120,227
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,668,837
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,581,630
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,446,241
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	17,668,732
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,234,942

The accompanying notes are an integral part of these financial statements.

103

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	$25,927,000	$26,243,855
Constellation Brands, Inc., 4.75%, 12/01/2025	1,000,000	989,737
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	7,843,281
Cox Communications, Inc.
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	13,047,000	11,799,794
4.70%, 12/15/2042(a)	1,670,000	1,373,741
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	22,900,000	15,537,495
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	21,986,133
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,822,955
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026)(a)	15,000,000	14,903,400
CSX Corp.
6.22%, 04/30/2040	475,000	508,249
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,536,147
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	10,704,419
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,128,922
4.78%, 03/25/2038 (Callable 09/25/2037)	35,075,000	31,315,538
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	28,088,391
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,749,552
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	10,787,739
CVS Pass-Through Trust, 7.51%, 01/10/2032(a)	3,497,857	3,638,981
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025)(a)	1,500,000	1,474,900
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,191,726
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,175,442
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	8,565,924
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	13,756,000	13,899,923

	Par	Value
4.90%, 10/01/2026 (Callable 08/01/2026)	$8,395,000	$8,312,852
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,329,902
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	4,896,000
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	46,120,000	40,298,436
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	28,015,000	32,657,630
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	7,000,000	6,930,334
Dignity Health, 5.27%, 11/01/2064	7,625,000	6,937,466
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	10,492,000	10,792,588
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	21,000,000	19,276,774
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	52,204,635
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	12,651,707
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,409,427
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025)(a)	23,000,000	22,554,040
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	15,600,000	15,782,539
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	50,400,000	52,103,410
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,151,881
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	26,540,915
Energy Transfer LP
4.40%, 03/15/2027 (Callable 12/15/2026)	15,000,000	14,630,774
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,388,878
5.63%, 05/01/2027 (Callable 07/17/2024)(a)	9,107,000	9,066,281
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,666,220
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,595,448
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,630,995
6.00%, 02/01/2029 (Callable 08/01/2024)(a)	8,900,000	8,961,107
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	18,850,096

The accompanying notes are an integral part of these financial statements.

104

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.15%, 09/15/2029 (Callable 06/15/2029)	$16,585,000	$15,701,115
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	12,297,000	12,831,784
6.63%, 10/15/2036	3,575,000	3,775,666
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,370,280
6.10%, 02/15/2042	1,000,000	978,280
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,613,615
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,395,207
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,817,880
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	17,538,284
5.50%, 05/15/2034 (Callable 02/15/2034)(a)	6,100,000	6,043,882
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	6,000,000	5,893,074
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,572,285
EQM Midstream Partners LP, 6.38%, 04/01/2029 (Callable 04/01/2026)(a)	7,000,000	7,070,749
EQT Corp.
7.00%, 02/01/2030 (Callable 11/01/2029)	28,813,000	30,577,134
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	100,000	88,219
EQT Midstream Partners LP, 4.13%, 12/01/2026 (Callable 09/01/2026)	14,750,000	14,216,748
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	14,939,056
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	13,515,233
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027)(a)	500,000	518,461
FedEx Corp.
3.90%, 02/01/2035	7,000,000	6,229,933
4.95%, 10/17/2048 (Callable 04/17/2048)	13,500,000	11,916,920
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028)(a)	37,052,000	36,168,703
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	6,400,000	6,141,590
3.50%, 07/01/2029 (Callable 04/01/2029)	8,810,000	8,145,107

	Par	Value
5.63%, 08/21/2033 (Callable 05/21/2033)	$10,000,000	$10,084,279
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	10,144,316
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	30,000,000	24,961,853
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,300,000	27,464,002
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,132,336
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	16,987,022
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,296,034
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,103,394
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031)(a)	1,000,000	893,729
6.13%, 04/15/2032 (Callable 01/15/2032)(a)	10,000,000	9,886,897
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	34,000,000	33,838,375
2.30%, 02/10/2025 (Callable 01/10/2025)	30,000,000	29,332,130
3.38%, 11/13/2025 (Callable 10/13/2025)	30,000,000	29,034,147
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	14,088,952
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,000,203
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	17,936,775
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	12,684,205
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,212,911
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031)(a)	10,000,000	10,193,644
6.25%, 01/25/2035 (Callable 10/25/2034)(a)	10,000,000	10,212,020
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 08/01/2024)	12,000,000	11,865,666
4.13%, 03/01/2028 (Callable 08/01/2024)	11,550,000	11,064,601
4.38%, 08/01/2028 (Callable 08/01/2024)	6,545,000	6,321,744
5.25%, 09/01/2029 (Callable 09/01/2024)	14,415,000	14,322,581

The accompanying notes are an integral part of these financial statements.

105

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.25%, 03/01/2030 (Callable 03/01/2025)	$29,799,000	$28,137,730
4.63%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,886,035
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 08/01/2024)(a)	8,075,000	8,029,800
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	34,130,000	30,882,657
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	32,300,000	25,505,901
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	13,625,000	11,037,038
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	15,712,000	15,793,760
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	18,125,000	16,967,166
5.40%, 04/06/2026	10,000,000	9,977,248
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,083,003
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,122,531
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,133,498
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	13,999,492
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)	4,000,000	3,985,014
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	36,370,000	35,911,152
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	29,775,000	27,771,762
6.00%, 06/04/2029 (Callable 05/04/2029)	10,000,000	10,114,700
GFL Environmental, Inc., 6.75%, 01/15/2031 (Callable 01/15/2027)(a)	3,000,000	3,060,552
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041(a)	9,400,000	9,234,459
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)	3,543,000	3,305,130
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	17,000,000	16,387,339
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	18,000,000	17,743,801

	Par	Value
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	$5,615,000	$4,747,821
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	12,500,000	12,453,010
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	10,000,000	10,416,801
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	7,500,000	5,355,778
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	4,000,000	2,593,290
5.89%, 04/04/2054 (Callable 10/04/2053)(a)	6,775,000	6,513,369
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	10,035,000	9,907,659
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,352,781
Grand Canyon University, 4.13%, 10/01/2024	30,000,000	29,812,500
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027)(a)	5,000,000	4,610,241
3.50%, 03/01/2029 (Callable 09/01/2028)(a)	5,000,000	4,481,119
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025)(a)	15,000,000	14,400,021
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	9,575,000	8,573,389
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,671,000	22,108,309
4.00%, 09/06/2049(a)	19,500,000	14,981,407
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025)(a)	10,000,000	9,858,593
GYP Holdings III Corp., 4.63%, 05/01/2029 (Callable 08/01/2024)(a)	2,500,000	2,313,592
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,470,324
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)	1,000,000	997,506
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,123,107
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	9,960,399
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,653,841
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,510,183
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,198,481
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	10,070,887

The accompanying notes are an integral part of these financial statements.

106

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.00%, 04/01/2054 (Callable 10/01/2053)	$11,000,000	$10,868,353
Herc Holdings, Inc., 6.63%, 06/15/2029 (Callable 06/15/2026)(a)	10,000,000	10,140,228
Hexcel Corp.
4.95%, 08/15/2025 (Callable 05/15/2025)	8,303,000	8,214,069
4.20%, 02/15/2027 (Callable 11/15/2026)	19,000,000	18,238,963
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 07/12/2024)(a)	10,957,000	10,980,181
5.00%, 02/01/2028 (Callable 07/12/2024)(a)	22,900,000	22,185,397
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,280,510
Holcim Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026)(a)	12,565,000	12,061,289
Hologic, Inc., 3.25%, 02/15/2029 (Callable 08/01/2024)(a)	21,238,000	19,052,807
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	23,510,018
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	10,553,017
Huntsman International LLC, 2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,012,198
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	10,000,000	9,383,319
5.50%, 03/30/2026(a)	7,775,000	7,766,801
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	30,000,000	27,627,670
5.28%, 06/24/2027(a)	17,350,000	17,273,447
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	15,000,000	15,158,538
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	10,000,000	10,268,693
5.30%, 01/08/2029 (Callable 12/08/2028)(a)	10,000,000	9,959,777
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025)(a)	8,375,000	8,029,642
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	9,916,382
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	24,682,780
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,269,885

	Par	Value
4.90%, 08/05/2052 (Callable 02/05/2052)	$2,600,000	$2,291,737
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,479,503
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,176,392
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048 (Callable 03/26/2048)	10,000,000	8,574,791
3.47%, 12/01/2050 (Callable 06/01/2050)(a)	8,000,000	5,251,425
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 08/01/2024)(a)	2,500,000	2,439,261
6.25%, 02/01/2029 (Callable 01/01/2029)	15,000,000	15,416,865
6.50%, 05/15/2030 (Callable 05/15/2026)(a)	2,000,000	2,030,078
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 07/12/2024)(a)	20,303,000	19,645,666
5.00%, 07/15/2028 (Callable 07/12/2024)(a)	4,000,000	3,831,894
7.00%, 02/15/2029 (Callable 08/15/2025)(a)	10,000,000	10,175,910
4.50%, 02/15/2031 (Callable 02/15/2026)(a)	10,000,000	9,026,767
J M Smucker Co., 3.55%, 03/15/2050 (Callable 09/15/2049)	3,350,000	2,304,305
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	8,600,000	5,555,629
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	13,000,000	9,502,981
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	9,999,164
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,441,486
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027 (Callable 12/15/2026)	15,000,000	13,956,719
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	21,314,170
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,042,947
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	2,992,834
6.75%, 03/15/2034 (Callable 12/15/2033)(a)	24,000,000	25,442,592
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	5,848,089

The accompanying notes are an integral part of these financial statements.

107

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	$17,000,000	$17,894,568
KB Home, 7.25%, 07/15/2030 (Callable 07/15/2025)	5,000,000	5,151,075
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026)(a)	2,250,000	2,306,016
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,708,996
Keysight Technologies, Inc., 4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	49,293,946
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	6,000,000	5,088,222
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,858,731
6.50%, 02/01/2037	6,785,000	7,106,941
6.95%, 01/15/2038	14,755,000	16,006,351
7.50%, 11/15/2040	27,248,000	30,659,544
Kinder Morgan, Inc.
8.05%, 10/15/2030	15,384,000	17,318,573
7.80%, 08/01/2031	16,174,000	18,286,131
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 12/15/2025)(a)	6,000,000	6,095,748
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,875,087
Kraft Heinz Foods Co.
6.75%, 03/15/2032	10,000,000	10,884,152
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,152,351
5.00%, 06/04/2042	5,000,000	4,520,918
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	16,692,017
2.70%, 10/15/2028 (Callable 08/15/2028)	7,939,000	7,058,429
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	6,095,903
Lafarge SA, 7.13%, 07/15/2036	1,500,000	1,660,975
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,023,658
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	13,531,442
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,952,153

	Par	Value
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	$46,222,000	$43,696,718
2.30%, 02/15/2031 (Callable 11/15/2030)	7,500,000	6,179,354
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	27,073,197
LG Energy Solution Ltd., 5.50%, 07/02/2034(a)	12,000,000	11,706,664
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,075,361
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,608,250
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 08/01/2024)(a)	25,000,000	22,685,380
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,747,550
LYB International Finance III LLC, 5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,487,772
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	8,631,727
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	3,000,000	2,988,705
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,397,658
Marriott International, Inc./MD, 4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	4,946,661
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,344,456
6.25%, 05/01/2037	450,000	463,298
Masco Corp., 6.50%, 08/15/2032	15,834,000	16,845,866
MasTec, Inc.
4.50%, 08/15/2028 (Callable 08/01/2024)(a)	12,948,000	12,351,248
5.90%, 06/15/2029 (Callable 05/15/2029)	15,000,000	15,063,240
Micron Technology, Inc., 5.38%, 04/15/2028 (Callable 03/15/2028)	25,000,000	25,106,049
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	14,660,000	14,230,138
Minera Mexico SAB de CV, 4.50%, 01/26/2050 (Callable 07/26/2049)(a)	8,000,000	6,171,918
Mineral Resources Ltd., 9.25%, 10/01/2028 (Callable 10/01/2025)(a)	6,000,000	6,297,192

The accompanying notes are an integral part of these financial statements.

108

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028)(a)	$6,000,000	$6,196,542
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(a)	2,000,000	2,014,224
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,580,752
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025)(a)	8,250,000	8,120,390
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	23,888,000	22,868,024
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	10,990,747
MPLX LP
1.75%, 03/01/2026 (Callable 02/01/2026)	20,000,000	18,794,190
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,307,925
5.00%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,227,590
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	16,544,726
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	8,140,706
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,108,928
MSCI, Inc.
4.00%, 11/15/2029 (Callable 11/15/2024)(a)	7,562,000	7,065,449
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	10,000,000	8,774,091
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 08/01/2024)(a)	500,000	457,789
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,816,623
Newell Brands, Inc.
4.88%, 06/01/2025 (Callable 05/01/2025)	1,500,000	1,478,209
5.70%, 04/01/2026 (Callable 01/01/2026)	15,000,000	14,815,550
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	4,930,730
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	20,000,000	19,559,443
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028 (Callable 08/15/2028)(a)	15,000,000	15,611,893

	Par	Value
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027)(a)	$10,000,000	$9,547,900
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,701,280
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,687,842
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	3,920,075
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	10,000,000	9,675,664
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	5,836,970
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	31,492,705
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	28,827,177
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	9,625,000	9,236,215
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	12,467,451
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)	15,000,000	16,069,530
7.15%, 05/15/2028	7,000,000	7,368,480
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	22,885,710
7.50%, 05/01/2031	12,000,000	13,238,772
7.88%, 09/15/2031	12,790,000	14,344,075
6.45%, 09/15/2036	7,125,000	7,442,084
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	25,473,251
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032)(a)	10,000,000	9,867,284
ONEOK, Inc.
5.00%, 03/01/2026 (Callable 12/01/2025)	10,000,000	9,916,437
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,579,997
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	43,187,221
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,408,876
3.90%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,437,072
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,322,373

The accompanying notes are an integral part of these financial statements.

109

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.00%, 11/15/2047 (Callable 05/15/2047)	$2,565,000	$1,941,909
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,696,877
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	32,532,538
5.55%, 02/06/2053 (Callable 08/06/2052)	2,550,000	2,412,693
Orange SA, 9.00%, 03/01/2031	33,426,000	39,869,246
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029)(a)	5,000,000	4,993,078
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,098,840
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,800,180
7.00%, 12/01/2036	13,205,000	14,685,349
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (Callable 09/15/2026)(a)	12,075,000	12,361,491
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	20,000,000	19,654,457
1.20%, 11/15/2025 (Callable 10/15/2025)(a)	22,800,000	21,476,152
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	15,000,000	15,104,644
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	10,000,000	10,241,860
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,496,273
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	12,800,000	12,691,987
6.20%, 06/15/2030 (Callable 04/15/2030)(a)	6,000,000	6,244,479
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 (Callable 09/15/2024)	9,944,000	9,812,308
5.15%, 06/15/2030 (Callable 03/15/2030)	25,250,000	23,212,744
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	11,405,426
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,011,803
4.65%, 11/15/2034 (Callable 05/15/2034)	13,000,000	12,095,662
5.88%, 05/01/2042	5,000,000	5,038,438

	Par	Value
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	$12,550,000	$11,355,905
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,705,713
Phinia, Inc., 6.75%, 04/15/2029 (Callable 04/15/2026)(a)	100,000	101,484
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,250,889
6.88%, 05/15/2034 (Callable 02/15/2034)	8,500,000	9,046,287
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,131,086
Polaris, Inc., 6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,689,440
POSCO, 5.75%, 01/17/2028(a)	5,000,000	5,063,793
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,227,957
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 04/25/2026)(a)	2,000,000	2,014,400
Quanta Services, Inc., 2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	8,809,651
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026)(a)	6,500,000	6,580,672
Regal Rexnord Corp.
6.30%, 02/15/2030 (Callable 12/15/2029)	26,000,000	26,580,943
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	15,687,473
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	20,400,000	17,280,216
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	6,100,000	5,809,517
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	4,893,923
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	25,000,000	22,753,418
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,170,423
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,615,518
4.35%, 05/01/2049 (Callable 11/01/2048)	10,000,000	7,955,303
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,060,441

The accompanying notes are an integral part of these financial statements.

110

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.13%, 07/01/2050 (Callable 01/01/2050)	$6,000,000	$3,939,884
RXO, Inc., 7.50%, 11/15/2027 (Callable 11/15/2024)(a)	7,000,000	7,175,000
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,582,793
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	55,015,000	55,235,352
5.00%, 03/15/2027 (Callable 09/15/2026)	20,300,000	20,128,790
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,006,477
Samarco Mineracao SA, 9.00% (9.00% PIK), 06/30/2031 (Callable 07/17/2024)(a)	11,664,936	10,846,341
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	21,000,000	18,348,677
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	9,100,000	9,625,834
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028)(a)	11,096,000	10,596,921
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 04/15/2025)(a)	5,000,000	4,758,578
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 02/01/2025)(a)	1,000,000	997,589
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 07/17/2024)	4,000,000	3,779,748
SK Hynix, Inc.
6.25%, 01/17/2026(a)	5,900,000	5,958,180
1.50%, 01/19/2026(a)	13,000,000	12,205,214
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	960,000	996,039
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	14,865,959
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	14,767,787
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029)(a)	16,566,000	16,061,881
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	18,500,000	14,800,652
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026)(a)	6,725,000	6,257,827
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034)(a)	6,000,000	6,009,886

	Par	Value
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)(a)	$15,000,000	$14,732,622
5.90%, 04/30/2054 (Callable 10/30/2053)(a)	10,000,000	9,558,596
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	23,029,005
Standard Industries, Inc./NJ
4.75%, 01/15/2028 (Callable 08/01/2024)(a)	24,408,000	23,224,034
4.38%, 07/15/2030 (Callable 07/15/2025)(a)	7,000,000	6,324,619
3.38%, 01/15/2031 (Callable 07/15/2025)(a)	5,000,000	4,212,651
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,093,136
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,530,191
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026)(a)	3,650,000	3,325,956
Stericycle, Inc., 3.88%, 01/15/2029 (Callable 07/17/2024)(a)	1,000,000	933,747
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,481,286
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031 (Callable 01/15/2027)(a)	5,000,000	5,178,270
Sunoco LP, 7.25%, 05/01/2032 (Callable 05/01/2027)(a)	5,000,000	5,171,795
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 09/15/2025)(a)	10,000,000	10,250,070
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	23,488,391
6.00%, 01/17/2034 (Callable 10/17/2033)	9,000,000	9,446,510
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	9,979,318
Tapestry, Inc., 7.00%, 11/27/2026	5,000,000	5,138,665
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027 (Callable 08/01/2024)	1,000,000	1,007,137
5.00%, 01/15/2028 (Callable 08/01/2024)	28,000,000	27,425,101
4.88%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,019,660
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	12,613,124

The accompanying notes are an integral part of these financial statements.

111

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	$26,205,000	$25,950,029
3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	22,305,825
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,225,261
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	22,267,386
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,027,817
Teck Resources Ltd., 3.90%, 07/15/2030 (Callable 04/15/2030)	10,000,000	9,277,582
Telecom Italia Capital SA
7.20%, 07/18/2036(a)	2,378,000	2,450,767
7.20%, 07/18/2036	797,000	763,128
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,657,567
7.05%, 06/20/2036	4,925,000	5,358,438
5.21%, 03/08/2047	24,108,000	21,293,381
4.90%, 03/06/2048	9,475,000	8,000,514
5.52%, 03/01/2049 (Callable 09/01/2048)	12,000,000	11,095,254
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	53,000,000	49,742,481
4.75%, 05/09/2027 (Callable 02/09/2027)	9,000,000	8,672,921
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,370,330
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	13,205,509
Time Warner Cable LLC, 7.30%, 07/01/2038	7,291,000	7,378,217
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	6,025,000	5,840,230
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 07/12/2024)	17,250,000	16,986,636
3.38%, 04/15/2029 (Callable 07/12/2024)	5,000,000	4,617,367
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	49,987,985
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	53,904,971
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,665,581
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	10,138,977

	Par	Value
Toll Road Investors Partnership II LP
0.00%, 02/15/2025(a)(d)	$10,000,000	$9,586,358
0.00%, 02/15/2027(a)(d)	32,855,000	26,558,672
0.00%, 02/15/2028(a)(d)	6,000,000	4,524,353
0.00%, 02/15/2029(a)(d)	940,000	628,930
0.00%, 02/15/2030(a)(d)	2,938,000	2,073,127
0.00%, 02/15/2030(a)(d)	2,100,000	1,349,190
0.00%, 02/15/2031(a)(d)	5,396,000	3,580,376
0.00%, 02/15/2036(a)(d)	12,500,000	5,892,295
TopBuild Corp.
3.63%, 03/15/2029 (Callable 08/01/2024)(a)	2,500,000	2,243,787
4.13%, 02/15/2032 (Callable 10/15/2026)(a)	1,000,000	880,615
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,153,729
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/2043	4,126,000	4,202,524
TransCanada PipeLines Ltd., 4.75%, 05/15/2038 (Callable 11/15/2037)	10,000,000	9,145,516
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,262,136
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 02/15/2025)(a)	5,500,000	5,567,232
6.38%, 03/01/2029 (Callable 03/01/2026)(a)	3,000,000	3,015,129
6.88%, 12/15/2030 (Callable 08/18/2026)(a)	15,000,000	15,312,750
6.63%, 03/01/2032 (Callable 03/01/2027)(a)	1,000,000	1,010,059
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 07/17/2024)	1,500,000	1,347,143
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,248,555
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 07/15/2025)(a)	5,000,000	5,176,023
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026)(a)	7,425,000	6,921,607
3.15%, 06/15/2031 (Callable 03/15/2031)(a)	30,475,000	25,329,347
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,200,271
TTX Co., 4.65%, 06/15/2044(a)	7,710,000	6,690,899
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	576,437

The accompanying notes are an integral part of these financial statements.

112

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	$4,650,000	$4,055,406
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 07/12/2024)	5,000,000	4,720,569
4.88%, 01/15/2028 (Callable 07/12/2024)	5,000,000	4,845,989
6.00%, 12/15/2029 (Callable 12/15/2025)(a)	13,700,000	13,760,540
4.00%, 07/15/2030 (Callable 07/15/2025)	10,000,000	9,043,200
3.88%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,676,468
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	870,057
6.13%, 03/15/2034 (Callable 03/15/2029)(a)	21,700,000	21,620,854
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	14,715,455
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	20,764,812
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)	10,357,000	10,042,066
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,290,373
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,698,816
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	25,339,000	22,795,453
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	32,246,368
8.25%, 01/17/2034	5,201,000	6,089,700
6.88%, 11/21/2036	29,519,000	31,678,020
6.88%, 11/10/2039	13,121,000	13,991,080
6.40%, 06/28/2054 (Callable 12/28/2053)	10,000,000	9,887,000
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,329,879
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	19,490,565
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027)(a)	1,500,000	1,553,269
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	29,950,000	31,495,686
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	22,989,000	25,735,151

	Par	Value
Verizon Communications, Inc.
3.00%, 03/22/2027 (Callable 01/22/2027)	$5,000,000	$4,730,662
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,043,691
4.50%, 08/10/2033	15,710,000	14,769,158
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	732,047
4.27%, 01/15/2036	10,793,000	9,777,866
5.25%, 03/16/2037	18,225,000	18,003,209
4.81%, 03/15/2039	38,575,000	35,771,776
4.86%, 08/21/2046	2,500,000	2,267,225
3.70%, 03/22/2061 (Callable 09/22/2060)	11,200,000	7,902,492
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,302,003
4.00%, 06/22/2050 (Callable 12/22/2049)	22,000,000	14,805,514
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	15,000,000	14,024,441
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	7,725,000	7,604,213
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	55,139,000	47,624,472
5.25%, 04/21/2032 (Callable 01/21/2032)(a)	22,000,000	21,455,653
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	13,137,907
Vodafone Group PLC
7.88%, 02/15/2030	16,293,000	18,388,923
6.15%, 02/27/2037	13,920,000	14,785,149
4.38%, 02/19/2043	5,054,000	4,405,937
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025)(a)	8,300,000	7,830,692
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	19,000,000	19,607,215
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	23,829,091
2.95%, 04/01/2031 (Callable 01/01/2031)	15,606,000	12,978,867
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,064,620
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	434,000
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,604,840
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 07/12/2024)	7,000,000	6,999,977

The accompanying notes are an integral part of these financial statements.

113

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.28%, 03/15/2032 (Callable 12/15/2031)	$48,550,000	$42,375,778
5.05%, 03/15/2042 (Callable 09/15/2041)	6,000,000	4,880,453
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(a)	34,748,000	32,613,037
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	57,075,000	55,878,764
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)	4,000,000	3,720,192
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,562,765
5.25%, 02/01/2050 (Callable 08/01/2049)	10,000,000	8,764,977
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	35,144,812
4.70%, 09/15/2028 (Callable 06/15/2028)	10,205,000	10,004,090
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,717,408
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	132,580
7.75%, 06/15/2031	3,500,000	3,863,441
8.75%, 03/15/2032	11,275,000	13,471,816
6.30%, 04/15/2040	1,590,000	1,647,279
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,447,676
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	17,800,000	16,540,035
Woodside Finance Ltd., 4.50%, 03/04/2029 (Callable 12/04/2028)(a)	30,000,000	28,957,784
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027)(a)	10,000,000	9,955,832
Xerox Holdings Corp., 5.00%, 08/15/2025 (Callable 07/15/2025)(a)	334,000	327,653
XPO, Inc.
6.25%, 06/01/2028 (Callable 06/01/2025)(a)	1,000,000	1,003,000
7.13%, 06/01/2031 (Callable 06/01/2026)(a)	500,000	510,806
7.13%, 02/01/2032 (Callable 02/01/2027)(a)	250,000	256,235
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	20,250,000	19,553,079

	Par	Value
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030)(a)	$17,225,000	$17,542,646
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	909,322
5.75%, 11/30/2039	11,375,000	11,451,126
		7,503,018,258
Utilities - 1.3%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031)(a)	4,850,000	4,034,535
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,493,049
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,094,659
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,427,113
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,203,301
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	5,880,258
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,911,568
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	1,907,068
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,107,630
DTE Energy Co., 4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	11,713,080
Duke Energy Corp., 6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,525,293
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030)(a)	8,775,000	7,382,159
Enel Finance International NV
3.50%, 04/06/2028(a)	7,000,000	6,548,525
7.50%, 10/14/2032 (Callable 07/14/2032)(a)	20,000,000	22,121,244
6.00%, 10/07/2039(a)	4,286,000	4,221,837
4.75%, 05/25/2047(a)	54,084,000	45,227,954
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029)(a)	3,000,000	2,611,262
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	9,100,000	9,150,461
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,849,993

The accompanying notes are an integral part of these financial statements.

114

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
5.10%, 06/15/2045 (Callable 12/15/2044)	$5,875,000	$5,337,403
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,843,611
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	10,300,000	9,696,172
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,599,319
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,575,351
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	15,000,000	13,698,633
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,313,899
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053)(a)	11,000,000	10,763,670
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028(a)	5,000,000	4,660,058
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034)(a)	14,000,000	14,002,061
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,308,662
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,600,000	8,670,087
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,048,687
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053)(a)	8,005,000	7,682,155
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	14,941,586
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	19,087,435
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	8,831,625
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,126,877
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	7,849,967

	Par	Value
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	$3,700,000	$3,620,551
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,392,087
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,077,424
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	13,000,000	12,836,765
		382,375,074
TOTAL CORPORATE BONDS (Cost $14,049,189,261)		13,158,750,107
U.S. TREASURY SECURITIES - 23.3%
United States Treasury Note/Bond
4.50%, 07/15/2026	131,675,000	131,109,208
4.38%, 08/15/2026	500,000,000	496,718,750
1.13%, 10/31/2026	564,025,000	520,511,351
4.63%, 11/15/2026	340,000,000	339,840,625
4.13%, 02/15/2027	336,950,000	333,080,338
4.25%, 03/15/2027	63,225,000	62,718,706
4.63%, 06/15/2027	125,000,000	125,351,563
2.38%, 03/31/2029	234,025,000	214,087,168
2.75%, 05/31/2029	616,900,000	573,090,464
3.88%, 12/31/2029	288,150,000	281,306,438
4.13%, 08/31/2030	289,825,000	286,134,258
4.00%, 01/31/2031	357,775,000	350,577,572
4.38%, 05/15/2034	47,675,000	47,689,898
1.38%, 11/15/2040	105,900,000	66,820,418
2.25%, 05/15/2041	78,175,000	56,560,834
2.38%, 02/15/2042	520,525,000	378,925,934
3.38%, 08/15/2042	725,475,000	612,777,169
3.88%, 02/15/2043	120,500,000	108,920,703
2.88%, 05/15/2043	691,325,000	536,857,070
3.88%, 05/15/2043	344,850,000	311,146,299
2.50%, 02/15/2045	694,850,000	495,650,617
2.88%, 05/15/2049	194,625,000	143,764,015
2.25%, 08/15/2049	31,125,000	20,116,963
1.38%, 08/15/2050	83,250,000	42,603,838
2.38%, 05/15/2051	189,975,000	125,116,348
2.88%, 05/15/2052	552,400,000	404,870,361
TOTAL U.S. TREASURY SECURITIES (Cost $7,614,746,407)		7,066,346,908

The accompanying notes are an integral part of these financial statements.

115

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.0%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	$186,673	$181,562
Pool A93505, 4.50%, 08/01/2040	634,718	617,333
Pool A96413, 4.00%, 01/01/2041	4,208,221	3,976,395
Pool C00689, 6.50%, 12/01/2028	3,238	3,300
Pool C00785, 6.50%, 06/01/2029	1,428	1,455
Pool C03490, 4.50%, 08/01/2040	830,829	808,072
Pool C09004, 3.50%, 07/01/2042	6,566,348	6,005,041
Pool C91466, 3.00%, 07/01/2032	3,318,173	3,122,905
Pool C91568, 3.00%, 10/01/2032	2,562,706	2,409,070
Pool C91581, 3.00%, 11/01/2032	3,970,269	3,723,611
Pool C91594, 3.00%, 01/01/2033	1,895,956	1,777,565
Pool C91826, 3.00%, 05/01/2035	5,408,159	5,009,758
Pool C91852, 3.00%, 10/01/2035	4,583,171	4,236,142
Pool G04222, 5.50%, 04/01/2038	22,020	22,128
Pool G04834, 5.00%, 03/01/2036	1,583,358	1,565,091
Pool G06068, 4.00%, 10/01/2040	7,109,315	6,717,640
Pool G07304, 3.50%, 12/01/2042	6,333,460	5,800,379
Pool G07601, 3.00%, 07/01/2043	15,672,642	13,839,203
Pool G07801, 4.00%, 10/01/2044	5,693,549	5,340,745
Pool G07849, 3.50%, 05/01/2044	15,959,974	14,538,782
Pool G07995, 5.50%, 01/01/2039	5,834,100	5,862,856
Pool G08192, 5.50%, 04/01/2037	38,898	39,091
Pool G08269, 5.50%, 05/01/2038	35,389	35,565
Pool G08372, 4.50%, 11/01/2039	617,552	600,641
Pool G08500, 3.50%, 07/01/2042	9,739,093	8,913,116
Pool G08518, 3.00%, 02/01/2043	2,210,512	1,952,042
Pool G08528, 3.00%, 04/01/2043	4,697,646	4,148,334
Pool G08534, 3.00%, 06/01/2043	3,874,410	3,421,341
Pool G08540, 3.00%, 08/01/2043	8,966,551	7,917,981
Pool G08606, 4.00%, 09/01/2044	3,004,606	2,817,560
Pool G08628, 4.00%, 02/01/2045	3,508,686	3,289,638
Pool G08681, 3.50%, 12/01/2045	2,881,119	2,613,358
Pool G08682, 4.00%, 12/01/2045	2,104,910	1,973,262
Pool G08694, 4.00%, 02/01/2046	2,588,179	2,399,163
Pool G08707, 4.00%, 05/01/2046	223,312	209,347
Pool G16501, 3.00%, 04/01/2033	6,117,009	5,788,081
Pool G30615, 3.00%, 12/01/2032	4,085,297	3,828,472
Pool G30974, 3.50%, 01/01/2034	6,638,286	6,351,431
Pool G60137, 3.50%, 02/01/2043	8,047,541	7,408,181
Pool G60393, 3.50%, 01/01/2046	16,220,992	14,720,648
Pool G60440, 3.50%, 03/01/2046	2,376,866	2,157,029
Pool G60722, 3.00%, 10/01/2046	26,434,794	23,135,858
Pool G60774, 3.00%, 10/01/2045	11,583,401	10,230,236
Pool G60785, 4.00%, 08/01/2046	3,980,083	3,731,235
Pool G60864, 3.00%, 02/01/2047	16,203,748	14,243,847
Pool G60988, 3.00%, 05/01/2047	29,734,855	26,023,448
Pool G60994, 3.50%, 01/01/2045	8,994,833	8,205,682
Pool G61195, 3.50%, 08/01/2044	11,005,649	10,033,266
Pool G61225, 4.50%, 12/01/2043	3,535,085	3,438,346
Pool G61297, 3.50%, 08/01/2047	7,733,991	7,019,070

	Par	Value
Pool G61581, 4.00%, 08/01/2048	$7,848,857	$7,316,960
Pool G61849, 4.50%, 11/01/2046	24,187,775	23,525,928
Pool G67701, 3.00%, 10/01/2046	38,166,501	33,439,410
Pool G67702, 4.00%, 01/01/2047	15,617,402	14,646,644
Pool G67710, 3.50%, 03/01/2048	36,533,564	33,222,734
Pool G67712, 4.00%, 06/01/2048	25,368,639	24,006,006
Pool Q08998, 3.50%, 06/01/2042	1,794,571	1,645,988
Pool Q10378, 3.00%, 08/01/2042	6,186,069	5,474,362
Pool Q11218, 3.50%, 09/01/2042	3,903,791	3,564,853
Pool Q13205, 3.00%, 11/01/2042	21,226,372	18,777,679
Pool Q14875, 3.00%, 01/01/2043	11,569,485	10,223,955
Pool Q16455, 3.00%, 03/01/2043	7,400,045	6,534,818
Pool Q17640, 3.00%, 04/01/2043	5,402,850	4,771,109
Pool Q50031, 3.50%, 08/01/2047	21,179,558	19,195,191
Pool QB1368, 2.50%, 07/01/2050	27,179,331	22,684,479
Pool QC5811, 2.00%, 08/01/2051	13,866,130	11,064,169
Pool RA4549, 2.50%, 02/01/2051	56,518,074	47,155,686
Pool RA5077, 2.50%, 05/01/2051	22,878,382	19,072,415
Pool RA5764, 2.00%, 09/01/2051	80,993,560	64,174,192
Pool RB0771, 2.50%, 02/01/2042	16,025,479	13,887,823
Pool RB0788, 2.50%, 03/01/2042	20,392,542	17,620,914
Pool RB5089, 1.50%, 12/01/2040	80,294,628	65,012,650
Pool RB5090, 2.00%, 12/01/2040	64,030,380	53,806,126
Pool RB5138, 2.00%, 12/01/2041	98,397,401	82,296,419
Pool SB0084, 3.00%, 02/01/2032	6,578,827	6,302,223
Pool SB0463, 2.50%, 01/01/2036	27,465,867	25,066,195
Pool SB8088, 1.50%, 02/01/2036	45,565,212	39,175,712
Pool SC0208, 2.00%, 11/01/2041	35,410,286	29,776,694
Pool SD0039, 4.00%, 02/01/2046	7,323,755	6,911,767
Pool SD0047, 3.50%, 07/01/2045	7,377,012	6,720,736
Pool SD0295, 3.00%, 02/01/2049	27,773,840	24,358,754
Pool SD2181, 5.50%, 01/01/2053	13,245,081	13,089,511
Pool SD2446, 5.50%, 03/01/2053	48,596,862	48,228,574
Pool SD2903, 2.00%, 03/01/2051	181,088,065	142,939,689
Pool SD3008, 4.50%, 05/01/2048	13,548,831	13,127,301
Pool SD4957, 2.00%, 03/01/2051	52,254,251	41,009,005
Pool SD7516, 4.00%, 05/01/2050	45,976,516	42,811,277
Pool SD7534, 2.50%, 02/01/2051	93,535,693	78,213,416
Pool SD7541, 2.00%, 05/01/2051	67,074,428	53,417,786
Pool SD7548, 2.50%, 11/01/2051	92,320,291	76,914,857
Pool SD7553, 3.00%, 03/01/2052	77,761,583	67,288,811
Pool SD7555, 3.00%, 08/01/2052	24,837,855	21,496,719
Pool SE5001, 2.00%, 06/01/2052	70,467,031	56,586,589
Pool U69907, 3.50%, 03/01/2043	18,363,452	16,915,322
Pool V81992, 4.00%, 10/01/2045	4,940,492	4,600,981
Pool Z40130, 3.00%, 01/01/2046	40,861,262	36,088,698
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	2,381	2,424
Pool 252255, 6.50%, 02/01/2029	5,419	5,516
Pool 257203, 5.00%, 05/01/2028	7,273	7,213
Pool 310209, 3.50%, 08/01/2043	55,171,032	50,756,972
Pool 310210, 4.00%, 05/01/2044	85,391,062	80,476,851
Pool 310213, 3.00%, 03/01/2047	64,224,222	54,777,993

The accompanying notes are an integral part of these financial statements.

116

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 357426, 5.00%, 09/01/2033	$3,503,398	$3,455,806
Pool 545407, 5.50%, 01/01/2032	2,719	2,749
Pool 725025, 4.50%, 10/01/2033	6,759,229	6,545,632
Pool 725424, 5.50%, 04/01/2034	236,446	237,309
Pool 725773, 5.50%, 09/01/2034	10,806	10,845
Pool 735228, 5.50%, 02/01/2035	9,391	9,425
Pool 735382, 5.00%, 04/01/2035	391,876	386,550
Pool 735676, 5.00%, 07/01/2035	1,196,733	1,180,469
Pool 745275, 5.00%, 02/01/2036	717,631	708,785
Pool 745355, 5.00%, 03/01/2036	335,401	332,334
Pool 745418, 5.50%, 04/01/2036	1,085,246	1,089,221
Pool 889579, 6.00%, 05/01/2038	1,851,805	1,893,736
Pool 890355, 3.50%, 09/01/2041	9,312,857	8,562,895
Pool AB0110, 5.00%, 02/01/2035	5,607,533	5,531,324
Pool AB0125, 5.00%, 02/01/2035	3,740,299	3,689,473
Pool AB0731, 4.00%, 06/01/2039	3,423,129	3,252,094
Pool AB5188, 3.50%, 05/01/2042	6,047,222	5,523,155
Pool AB6496, 3.00%, 10/01/2042	8,797,687	7,767,119
Pool AB9374, 3.50%, 05/01/2043	7,579,591	6,886,004
Pool AB9673, 3.50%, 06/01/2043	4,155,779	3,799,297
Pool AC6794, 4.50%, 01/01/2040	2,730,617	2,652,424
Pool AD6438, 5.00%, 06/01/2040	3,810,093	3,767,565
Pool AD8522, 4.00%, 08/01/2040	285,920	269,825
Pool AE0217, 4.50%, 08/01/2040	1,320,783	1,282,986
Pool AE0218, 4.50%, 08/01/2040	3,621,009	3,517,384
Pool AE0828, 3.50%, 02/01/2041	662,805	609,434
Pool AE0949, 4.00%, 02/01/2041	112,829	106,480
Pool AE5463, 4.00%, 10/01/2040	495,420	467,527
Pool AH0621, 3.50%, 01/01/2041	628,803	578,124
Pool AH1107, 4.00%, 12/01/2040	1,686,040	1,591,113
Pool AH3394, 4.00%, 01/01/2041	1,162,030	1,096,604
Pool AH7007, 4.00%, 03/01/2041	2,192,076	2,068,652
Pool AI7784, 4.50%, 07/01/2041	1,637,808	1,590,881
Pool AJ1407, 4.00%, 09/01/2041	773,497	729,936
Pool AJ7680, 3.50%, 12/01/2041	855,522	786,536
Pool AJ7689, 4.00%, 12/01/2041	3,850,595	3,633,739
Pool AK2400, 4.00%, 02/01/2042	7,923,341	7,472,506
Pool AL5075, 4.50%, 01/01/2040	1,108,926	1,073,875
Pool AL5097, 4.50%, 09/01/2043	4,957,231	4,790,893
Pool AL6441, 4.00%, 02/01/2045	8,273,356	7,747,710
Pool AL6715, 4.00%, 02/01/2045	1,018,461	953,841
Pool AL7521, 5.00%, 06/01/2039	5,054,176	4,985,561
Pool AL7822, 4.00%, 07/01/2043	10,389,779	9,792,189
Pool AL7941, 4.00%, 12/01/2045	8,371,972	7,931,626
Pool AL8385, 4.00%, 04/01/2046	15,847,045	14,846,250
Pool AL9267, 3.00%, 10/01/2046	12,000,995	10,491,321
Pool AL9555, 4.00%, 02/01/2045	2,246,633	2,120,231
Pool AL9764, 4.50%, 02/01/2046	9,514,711	9,242,314
Pool AO2970, 3.00%, 05/01/2042	1,088,774	962,925
Pool AO4137, 3.50%, 06/01/2042	2,050,406	1,878,214
Pool AO8044, 3.50%, 07/01/2042	44,271,746	40,672,851
Pool AP0489, 3.50%, 08/01/2042	3,509,491	3,210,048

	Par	Value
Pool AR9197, 3.00%, 03/01/2043	$2,376,827	$2,096,145
Pool AS0303, 3.00%, 08/01/2043	2,938,403	2,591,365
Pool AS4257, 4.00%, 01/01/2045	3,893,597	3,646,064
Pool AS4582, 4.00%, 03/01/2045	3,401,006	3,184,570
Pool AS6312, 4.00%, 12/01/2045	13,774,158	12,896,016
Pool AS9392, 3.50%, 04/01/2047	20,886,332	18,896,044
Pool AT0682, 3.00%, 04/01/2043	869,972	767,236
Pool AT2720, 3.00%, 05/01/2043	3,294,068	2,905,069
Pool AT2725, 3.00%, 05/01/2043	8,764,238	7,729,219
Pool AT5900, 3.00%, 06/01/2043	9,703,820	8,557,820
Pool AU1629, 3.00%, 07/01/2043	7,816,521	6,893,390
Pool AW8165, 4.00%, 01/01/2042	7,592,357	7,165,040
Pool AX5316, 4.50%, 01/01/2042	3,661,333	3,556,517
Pool AZ9565, 3.50%, 12/01/2045	4,086,814	3,703,836
Pool BF0212, 4.50%, 02/01/2041	18,304,514	17,807,428
Pool BF0231, 3.00%, 04/01/2042	22,484,972	20,253,556
Pool BF0534, 3.00%, 09/01/2050	7,711,346	6,715,022
Pool BM1047, 4.00%, 02/01/2045	3,946,352	3,720,183
Pool BM1155, 4.00%, 03/01/2047	10,695,074	10,017,283
Pool BM1428, 3.50%, 09/01/2043	12,006,448	10,905,324
Pool BM1753, 4.00%, 05/01/2037	16,665,810	16,009,459
Pool BM2005, 4.00%, 12/01/2047	16,267,837	15,204,552
Pool BM3108, 4.50%, 08/01/2046	8,422,085	8,139,191
Pool BM3926, 3.50%, 08/01/2037	9,664,396	9,089,139
Pool BM3972, 2.50%, 04/01/2038	20,255,746	18,195,881
Pool BM5387, 4.00%, 08/01/2034	40,989,472	39,653,765
Pool BM5538, 5.00%, 11/01/2048	10,729,811	10,579,132
Pool BM5803, 4.50%, 04/01/2039	5,885,953	5,765,165
Pool BM5919, 3.50%, 08/01/2043	3,683,214	3,370,285
Pool BM7089, 3.00%, 02/01/2052	80,175,351	68,207,577
Pool BT6857, 2.00%, 08/01/2051	9,944,772	7,934,295
Pool CA5146, 3.00%, 02/01/2050	56,902,914	49,332,913
Pool CA8230, 2.50%, 12/01/2050	62,098,622	51,622,383
Pool CA8761, 2.50%, 01/01/2036	45,419,564	41,336,996
Pool CA8868, 3.00%, 02/01/2051	40,582,290	35,270,237
Pool CB0290, 2.00%, 04/01/2051	29,923,786	23,594,955
Pool CB4140, 5.00%, 07/01/2052	83,683,417	81,093,115
Pool FM1255, 3.00%, 01/01/2048	12,550,058	10,961,531
Pool FM1402, 3.50%, 05/01/2048	30,645,273	27,725,194
Pool FM1540, 4.00%, 09/01/2049	2,070,253	1,918,371
Pool FM3003, 4.00%, 05/01/2049	11,551,289	10,898,015
Pool FM3031, 4.00%, 10/01/2036	3,765,939	3,645,845
Pool FM3117, 3.00%, 05/01/2050	81,022,692	70,471,013
Pool FM3612, 2.50%, 06/01/2050	11,626,325	9,666,180
Pool FM5017, 2.50%, 12/01/2050	19,409,938	15,981,642
Pool FM5397, 3.00%, 12/01/2050	37,930,186	32,884,645
Pool FM7064, 2.50%, 01/01/2051	38,464,955	32,011,273
Pool FM7615, 2.00%, 06/01/2036	34,697,883	30,821,444
Pool FM7731, 2.50%, 09/01/2050	52,534,864	43,847,174
Pool FM8215, 2.50%, 03/01/2051	43,507,196	36,207,475
Pool FM8348, 2.50%, 08/01/2051	33,743,831	28,170,985
Pool FM8804, 2.50%, 09/01/2051	84,597,971	69,942,231
Pool FM8869, 2.00%, 09/01/2036	16,600,510	14,675,651

The accompanying notes are an integral part of these financial statements.

117

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FM9283, 2.50%, 11/01/2051	$31,514,174	$26,048,001
Pool FM9284, 2.50%, 11/01/2051	44,193,357	36,655,813
Pool FM9294, 3.00%, 10/01/2051	32,228,137	27,902,391
Pool FM9630, 3.00%, 11/01/2051	60,320,733	52,224,085
Pool FM9732, 2.50%, 12/01/2051	76,737,036	63,417,676
Pool FM9770, 2.00%, 12/01/2051	17,690,921	14,252,894
Pool FM9771, 2.00%, 11/01/2051	21,217,772	16,925,171
Pool FM9781, 2.50%, 12/01/2051	58,842,370	48,789,765
Pool FM9873, 2.50%, 12/01/2051	114,854,897	94,754,476
Pool FM9876, 2.50%, 12/01/2051	74,873,556	62,285,726
Pool FS0176, 2.50%, 01/01/2052	104,561,969	85,691,137
Pool FS0316, 1.50%, 11/01/2041	24,075,446	19,403,269
Pool FS2018, 4.50%, 03/01/2050	33,949,799	32,528,918
Pool FS2128, 3.50%, 11/01/2049	43,965,931	39,850,528
Pool FS3136, 3.50%, 08/01/2048	28,998,613	26,419,392
Pool FS4207, 3.00%, 11/01/2048	18,306,622	16,135,799
Pool FS4654, 2.00%, 07/01/2051	108,573,364	85,705,347
Pool FS5120, 6.00%, 07/01/2053	44,603,438	45,667,768
Pool FS5208, 3.50%, 06/01/2041	68,178,738	62,688,818
Pool FS5788, 6.50%, 09/01/2053	43,723,299	44,937,566
Pool FS5832, 6.00%, 10/01/2053	33,275,775	33,610,489
Pool FS7499, 2.00%, 07/01/2051	77,521,758	61,148,948
Pool FS7887, 4.00%, 07/01/2052	36,953,617	33,877,443
Pool FS7969, 1.50%, 10/01/2036	40,380,446	34,766,734
Pool MA0461, 4.50%, 07/01/2030	958,888	942,754
Pool MA0561, 4.00%, 11/01/2040	5,504,837	5,194,907
Pool MA0949, 3.50%, 01/01/2032	12,012,028	11,477,382
Pool MA1164, 3.50%, 09/01/2042	5,795,916	5,285,838
Pool MA1237, 3.00%, 11/01/2032	2,519,867	2,361,756
Pool MA1401, 3.00%, 04/01/2033	4,432,817	4,145,202
Pool MA1432, 3.00%, 05/01/2033	4,443,201	4,147,709
Pool MA1764, 4.00%, 01/01/2034	3,972,829	3,843,531
Pool MA2019, 4.00%, 09/01/2034	5,447,891	5,267,206
Pool MA2588, 4.00%, 04/01/2036	2,403,523	2,316,384
Pool MA3183, 4.00%, 11/01/2047	3,206,370	2,986,050
Pool MA3547, 3.00%, 12/01/2033	7,547,930	7,055,908
Pool MA4047, 2.00%, 06/01/2050	74,561,294	58,949,385
Pool MA4158, 2.00%, 10/01/2050	18,982,883	14,984,743
Pool MA4182, 2.00%, 11/01/2050	117,856,066	93,045,859
Pool MA4202, 1.50%, 12/01/2040	91,885,433	74,399,276
Pool MA4208, 2.00%, 12/01/2050	39,864,174	31,463,861
Pool MA4282, 2.50%, 03/01/2051	15,581,252	12,828,578
Pool MA4520, 2.00%, 01/01/2042	82,806,326	69,262,743
Pool MA4569, 1.50%, 03/01/2042	8,534,482	6,878,040
Pool MA4570, 2.00%, 03/01/2042	52,589,696	43,944,467
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 09/25/2043)	28,175,387	25,420,226
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2046)	25,362,345	20,077,449

	Par	Value
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	$2,991,847	$2,842,573
Pool 784106, 3.50%, 01/20/2046	13,009,097	11,858,903
Pool 784717, 3.50%, 02/20/2048	19,501,972	17,340,443
Pool 785558, 2.50%, 07/20/2051	42,290,735	35,433,108
Pool 785563, 2.50%, 07/20/2051	38,564,748	32,059,750
Pool 785575, 2.50%, 08/20/2051	82,087,261	68,009,481
Pool 786812, 5.50%, 07/20/2053	11,780,886	11,878,390
Pool 787313, 2.50%, 09/20/2051	53,799,195	44,790,569
Pool MA0154, 3.50%, 06/20/2042	63,000,619	57,764,024
Pool MA0318, 3.50%, 08/20/2042	38,932,321	35,702,139
Pool MA0462, 3.50%, 10/20/2042	45,967,599	42,160,602
Pool MA1376, 4.00%, 10/20/2043	22,245,877	21,130,763
Pool MA3663, 3.50%, 05/20/2046	22,187,971	20,212,420
Pool MA3711, 3.00%, 06/20/2031	7,627,322	7,243,213
Pool MA4721, 4.50%, 09/20/2047	19,474,528	18,844,832
Pool MA4777, 3.00%, 10/20/2047	62,670,542	55,299,870
Pool MA4836, 3.00%, 11/20/2047	51,208,143	45,178,930
Pool MA5765, 5.00%, 02/20/2049	63,241,763	62,283,155
Pool MA8571, 6.00%, 01/20/2053	18,898,184	18,988,861
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	4,291	4,311
Pool 2701, 6.50%, 01/20/2029	2,217	2,250
Pool 3474, 6.00%, 11/20/2033	4,305	4,424
Pool 4747, 5.00%, 07/20/2040	193,179	192,995
Pool 5139, 4.00%, 08/20/2041	1,766,211	1,678,068
Pool 5202, 3.50%, 10/20/2041	3,486,376	3,194,842
Pool 5259, 4.00%, 12/20/2041	2,432,766	2,311,354
Pool 5305, 4.00%, 02/20/2042	4,526,925	4,301,039
Pool MA0155, 4.00%, 06/20/2042	4,006,297	3,806,371
Pool MA0392, 3.50%, 09/20/2042	2,613,902	2,397,421
Pool MA2753, 3.00%, 04/20/2045	3,717,964	3,304,742
Pool MA2754, 3.50%, 04/20/2045	5,144,895	4,696,814
Pool MA2827, 4.00%, 05/20/2045	5,011,704	4,733,472
Pool MA2892, 3.50%, 06/20/2045	5,142,714	4,694,281
Pool MA3173, 3.50%, 10/20/2045	17,037,180	15,538,331
Pool MA3378, 4.50%, 01/20/2046	4,856,575	4,701,161
Pool MA3598, 4.00%, 04/20/2046	6,030,270	5,682,080
Pool MA3664, 4.00%, 05/20/2046	2,213,854	2,084,476
Pool MA3873, 3.00%, 08/20/2046	10,659,003	9,437,779
Pool MA4512, 4.50%, 06/20/2047	5,898,479	5,695,034
Pool MA4588, 4.50%, 07/20/2047	3,838,468	3,706,070
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,908,823,814)		5,467,569,770

The accompanying notes are an integral part of these financial statements.

118

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.4%
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026)(a)(e)	$85,380,997	$85,811,744
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(e)	50,418,680	49,024,528
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2024)(a)(f)	8,207,083	7,526,146
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 01/25/2025)(a)(e)	11,500,000	10,304,125
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 07/25/2024 (Callable 07/25/2024)	218,692	174,609
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.79%, 05/20/2036 (Callable 07/20/2024)(f)	817,134	698,568
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 07/28/2024)(e)	50,666	43,020
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 7.67% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 07/25/2024)	190,686	174,201
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 05/25/2048)(a)(f)	39,973,345	36,338,237
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 07/25/2044)(a)(f)	131,042,000	118,264,041
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.83%, 01/25/2036 (Callable 07/25/2024)(f)	322,226	286,458
Series 2007-A1, Class 2A3, 6.62%, 02/25/2037 (Callable 10/25/2026)(f)	318,305	291,185
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 02/25/2047)(a)(f)	50,706,679	45,555,408
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 01/25/2049)(a)(f)	82,591,167	72,870,526
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027)(a)(f)	18,219,352	16,478,584

	Par	Value
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 07/25/2024)	$2,083,813	$1,805,907
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A6, 4.78%, 03/25/2037 (Callable 07/25/2024)(e)	27	27
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 07/25/2024)	19,519	15,037
Series 2006-AR1, Class 1A1, 7.20% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 07/25/2024)	2,458,038	2,292,325
Series 2018-RP2, Class A1, 3.25%, 02/25/2058 (Callable 12/25/2041)(a)(f)	8,285,721	8,011,732
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027)(a)(e)	38,870,317	38,733,477
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 07/25/2024)	655,569	644,187
Series 2005-11CB, Class 2A6, 5.50%, 06/25/2025 (Callable 07/25/2024)	2,787,782	2,193,703
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 07/25/2024)	1,084,639	620,370
Series 2005-3CB, Class 2A1, 5.00%, 07/25/2024 (Callable 07/25/2024)	64,078	57,333
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 07/25/2024)	1,197,765	770,482
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 07/25/2024)	6,480,265	5,350,756
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 07/25/2024)	1,559,038	1,219,703
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2024)	335,512	163,429
Series 2006-43CB, Class 2A1, 6.00%, 07/25/2024 (Callable 07/25/2024)	6,251	6,213
Countrywide Asset-Backed Certificates
Series 2005-10, Class AF6, 4.12%, 02/25/2036 (Callable 07/25/2024)(f)	3,769	3,682

The accompanying notes are an integral part of these financial statements.

119

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2006-10, Class 1AF3, 5.97%, 09/25/2046 (Callable 07/25/2024)(f)	$12,871	$14,483
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6,Class 2A1, 5.50%, 04/25/2035 (Callable 07/25/2024)	148,119	120,190
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 07/25/2024 (Callable 07/25/2024)	11,507	11,059
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 5.07%, 04/25/2035 (Callable 07/25/2024)(f)	3,970,291	3,613,790
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 6.78%, 06/25/2034 (Callable 07/25/2024)(f)	1,484,458	1,431,134
Series 2005-AA2, Class 2A1, 5.79%, 04/25/2035 (Callable 07/25/2024)(f)	677,615	646,729
Series 2006-FA6, Class 3A1, 5.75%, 07/25/2024 (Callable 07/25/2024)	1,512	736
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	94,985,185	87,388,736
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	37,276,548	34,039,598
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	42,461,770	40,929,100
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	4,310,343	4,167,285
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	70,486,577	68,553,081
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 08/25/2043)(a)	18,980,191	18,246,650
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 12/25/2024 (Callable 12/25/2024)	19,162	17,033
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 08/25/2027)	1,086,546	868,612
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	79,489,340	73,003,987
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.02%, 11/25/2035 (Callable 07/25/2024)(f)	2,073,629	1,647,327

	Par	Value
Series 2006-A2, Class 2A1, 5.11%, 04/25/2036 (Callable 07/25/2024)(f)	$487,702	$413,609
Series 2006-A2, Class 3A3, 5.55%, 04/25/2036 (Callable 07/25/2024)(f)	527,711	439,739
Series 2006-A7, Class 2A4R, 4.46%, 01/25/2037 (Callable 07/25/2024)(f)	740,942	551,971
Series 2007-A2, Class 2A3, 5.36%, 04/25/2037 (Callable 07/25/2024)(f)	1,666,596	1,202,177
Series 2007-A4, Class 2A3, 5.09%, 06/25/2037 (Callable 07/25/2024)(f)	1,713,541	1,297,038
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 07/25/2024)	950,000	910,947
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 07/25/2024)	567,959	544,059
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 07/25/2024)	1,134,348	734,288
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 5.23%, 06/25/2035 (Callable 07/25/2024)(f)	640,018	592,813
Mill City Mortgage Trust
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 05/25/2034)(a)(f)	2,463,840	2,427,289
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 06/25/2036)(a)(f)	4,619,476	4,470,135
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 05/25/2033)(a)(f)	11,983,156	11,481,239
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 08/25/2033)(a)(f)	4,494,252	4,184,795
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 01/25/2032)(a)(f)	8,886,971	8,426,106
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 04/25/2032)(a)(f)	7,575,306	7,115,798
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 09/25/2034)(a)(f)	9,281,479	8,779,826
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 07/25/2033)(a)(f)	5,039,685	4,752,190

The accompanying notes are an integral part of these financial statements.

120

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 04/25/2041)(a)(f)	$11,023,336	$10,439,614
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.39%, 01/25/2062 (Callable 03/25/2025)(a)(f)	33,779,013	31,490,468
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 05/25/2025)(a)(e)	59,925,830	57,925,745
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(e)	20,979,078	21,379,038
Series 2024-HYB1, Class A1, 3.56%, 03/25/2053 (Callable 04/25/2040)(a)(f)	25,374,980	24,594,365
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	73,500,000	67,620,492
Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	20,650,000	18,905,695
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 07/25/2024 (Callable 07/25/2024)	3,389	3,169
Series 2005-QA7, Class A22, 5.74%, 07/25/2035 (Callable 07/25/2024)(f)	729,668	661,153
Series 2005-QS11, Class A2, 5.50% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 07/25/2024)	1,868,057	1,327,249
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 07/25/2028)(e)	14,782,419	5,543,472
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 08/25/2030)(e)	9,847,275	3,178,768
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 10/25/2030)(e)	278,136	70,480
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 10/25/2030)(e)	1,435,659	350,138
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 07/25/2024)(a)(f)	28,409,505	25,733,327
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 10/25/2036)(a)(f)	55,248,410	50,920,261

	Par	Value
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 07/25/2024)(a)(f)	$2,555,133	$2,431,657
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 05/25/2029)(a)(f)	6,746,088	6,503,475
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 01/25/2031)(a)(f)	19,081,069	17,563,832
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 02/25/2030)(a)(f)	3,882,499	3,803,533
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029)(a)(f)	4,932,417	4,695,035
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2031)(a)(f)	34,371,280	32,124,546
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 04/25/2032)(a)(f)	22,828,063	20,241,716
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2030)(a)	58,134,710	51,451,689
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 12/25/2033)(a)(f)	98,108,775	90,680,332
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 01/25/2030)(a)(f)	96,008,557	90,045,187
Series 2024-1, Class A1, 4.37%, 03/25/2064 (Callable 08/25/2034)(a)(f)	96,057,639	95,735,654
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 07/25/2024)	411,456	402,475
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 07/25/2024)	1,044,100	1,033,752
Series 2006-AR10, Class 1A1, 4.42%, 09/25/2036 (Callable 07/25/2024)(f)	425,434	346,781
Series 2007-HY3, Class 4A1, 5.09%, 03/25/2037 (Callable 07/25/2024)(f)	5,058,668	4,480,903
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 07/25/2024)	2,379,637	1,975,232

The accompanying notes are an integral part of these financial statements.

121

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 6.36%, 10/25/2036 (Callable 07/25/2024)(f)	$622,137	$542,671
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 07/25/2024)	936,923	811,241
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,713,508,723)		1,643,766,437
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	28,478,756
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	2,070,000	1,952,541
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	65,256,898
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,737,000	30,750,290
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,039,115
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	6,669,826
BANK-2022, Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (Callable 11/15/2032)(f)	32,650,000	33,631,557
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,060,289	45,177,869
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	36,723,657	38,094,393
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	73,525,000	74,543,756
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,448,786
Series 2018-C2, Class A5, 4.31%, 12/15/2051 (Callable 12/15/2028)	14,445,000	13,858,673

	Par	Value
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(f)	$10,240,000	$9,600,910
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	20,063,118
Series 2020-B19, Class A5, 1.85%, 09/15/2053 (Callable 10/15/2030)	29,825,000	24,059,998
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	46,400,000	37,827,813
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	15,779,836
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,231,505
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028)(f)	10,025,000	10,345,568
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/2055(f)	31,900,000	27,955,906
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	8,500,000	8,173,439
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	25,065,000	24,525,255
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	31,553,019
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	33,474,997
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,436,264
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027)(f)	14,359,780	13,391,388
Series 2020-C9, Class A5, 1.93%, 08/15/2053 (Callable 09/15/2030)	31,100,000	25,708,728
Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class ASB, 3.31%, 11/10/2047 (Callable 01/10/2029)	586,463	585,338

The accompanying notes are an integral part of these financial statements.

122

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Computershare Corporate Trust
Series 2015-C26, Class ASB, 2.99%, 02/15/2048 (Callable 02/15/2025)	$1,166,009	$1,158,483
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	15,745,382
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	46,123,016
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	49,349,850
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	11,875,000	11,325,924
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	22,000,000	20,777,121
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,452,664
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	2,500,000	2,322,850
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028)(f)	21,748,000	20,823,466
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	22,229,000	20,121,926
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	14,402,969	13,545,562
Series 2017-GS7, Class A4, 3.43%, 08/10/2050 (Callable 08/10/2027)	21,750,000	20,281,129
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	23,516,493
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	16,285,000	14,552,154
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	15,150,000	14,325,646
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	17,310,000	16,450,264

	Par	Value
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	$38,516,184	$35,794,503
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class ASB, 3.37%, 11/15/2047 (Callable 08/15/2027)	239,830	239,191
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	45,697,000	45,131,788
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	42,110,000	40,767,748
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	20,730,000	19,953,529
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	41,108,283
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	21,410,848
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,494,642
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	13,559,238
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	27,985,217
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	15,078,100	14,195,455
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	5,700,000	5,268,495
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(f)	14,950,000	14,163,211
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/2047 (Callable 11/15/2024)	54,091,000	53,619,364
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,395,912,024)		1,307,178,984

The accompanying notes are an integral part of these financial statements.

123

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - 2.7%
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	$25,000,000	$24,981,670
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	3,250,000	3,236,868
Series 2023-2, Class A, 5.77%, 09/15/2029	70,000,000	70,891,961
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	72,425,000	71,939,434
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	1,050,000	1,049,560
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028)(a)	85,750,000	85,826,130
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 02/20/2028)(a)	33,000,000	33,002,597
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028(a)	19,750,000	19,873,750
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	23,091,000	23,200,571
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	35,035,000	34,748,529
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	26,000,000	26,073,024
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 08/13/2030)(a)	21,775,000	21,627,032
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 01/15/2030)(a)	8,919,386	7,755,649
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 11/15/2029)(a)	8,445,523	7,373,608
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 01/15/2030)(a)	67,660,099	59,677,486
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(a)	35,735,404	35,842,696
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	20,287,704	18,375,923
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	45,100,000	40,564,063

	Par	Value
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/05/2053(a)	$76,175,000	$75,826,473
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	44,300,000	44,595,999
Series 2024-A1, Class A, 5.04%, 03/15/2030	26,030,000	25,961,065
Texas Electric Market Stabilization Funding N LLC, 4.97%, 02/01/2042(a)	24,000,000	23,435,152
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2024)(a)(g)	12,203,833	11,674,859
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2024)(a)(g)	16,803,235	16,063,916
Verizon Master Trust, Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028)(a)	35,887,000	35,562,047
TOTAL ASSET-BACKED SECURITIES (Cost $825,046,534)		819,160,062
MUNICIPAL BONDS - 0.9%
Arizona Industrial Development Authority
4.95%, 04/01/2026 (Callable 07/22/2024)(a)(f)	41,325,000	40,422,585
4.95%, 04/01/2026 (Callable 07/22/2024)(f)	15,830,000	15,476,538
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,173,171
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026	1,000,000	944,356
2.18%, 04/01/2027	1,300,000	1,197,617
2.31%, 04/01/2028	1,000,000	902,319
2.41%, 04/01/2029	2,360,000	2,083,435
2.51%, 04/01/2030	1,175,000	1,013,975
2.76%, 04/01/2040 (Callable 04/01/2030)	125,000	123,424
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,039,614
Colton Joint Unified School District, 6.01%, 08/01/2026	1,250,000	1,274,067
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	21,222,713
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	5,530,000	5,578,734
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/01/2026)(a)	3,080,000	2,762,648

The accompanying notes are an integral part of these financial statements.

124

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa Finance Authority, 6.25%, 07/01/2054 (Callable 07/01/2033)	$10,610,000	$10,902,958
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	490,000	461,666
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,875,000	31,599,067
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,231,833
2.56%, 07/01/2031	5,000,000	4,233,936
3.78%, 07/01/2035 (Callable 07/01/2029)	4,010,000	3,870,879
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 01/01/2026)	9,503,891	7,777,971
2.65%, 11/01/2046 (Callable 01/01/2026)	9,914,455	8,104,926
6.25%, 07/01/2053 (Callable 01/01/2033)	2,400,000	2,459,342
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	24,691,762
3.30%, 04/01/2032 (Callable 01/01/2032)	20,000,000	16,010,008
2.87%, 07/01/2035 (Callable 01/01/2035)	17,375,000	12,947,992
North Carolina Housing Finance Agency
2.87%, 07/01/2032 (Callable 08/01/2024)	615,000	600,851
2.81%, 07/01/2035 (Callable 08/01/2024)	460,000	457,059
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	7,500,000	7,692,337
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	8,320,000	8,628,924
Rhode Island Student Loan Authority
2.53%, 12/01/2025	2,310,000	2,223,040
2.73%, 12/01/2026	1,490,000	1,409,975
2.88%, 12/01/2027	1,800,000	1,680,138
5.00%, 12/01/2028(h)	1,265,000	1,323,155
5.00%, 12/01/2029(h)	1,295,000	1,366,525
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,975,000	11,879,962
TOTAL MUNICIPAL BONDS (Cost $312,710,779)		273,769,502

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	$12,000,000	$11,452,247
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 07/25/2028)	26,320,000	25,228,467
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(f)	27,749,000	26,761,213
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 08/25/2028)(f)	34,095,000	32,936,875
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	18,936,493
Series K-1517, Class A2, 1.72%, 07/25/2035 (Callable 08/25/2035)	1,000,000	738,677
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 02/25/2032)(f)	15,655,000	14,062,955
Series K-154, Class A2, 4.35%, 01/25/2033 (Callable 02/25/2033)(f)	25,000,000	24,194,620
Series K158, Class A3, 3.90%, 10/25/2033 (Callable 11/25/2033)(f)	18,777,000	17,485,349
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 08/25/2030)	31,575,000	30,722,447
Federal National Mortgage Association, Series 2017-M4, Class A2, 2.64%, 12/25/2026(f)	20,478,637	19,351,469
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $232,812,305)		221,870,812
OTHER GOVERNMENT RELATED SECURITIES - 0.3%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	24,450,000	24,663,638
6.25%, 05/23/2033 (Callable 02/23/2033)(a)	7,000,000	7,241,292
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	10,900,000	10,962,348
4.75%, 10/13/2035 (Callable 04/13/2035)(a)	10,000,000	9,128,236
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	5,000,000	4,290,883
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	809,894

The accompanying notes are an integral part of these financial statements.

125

Baird Core Plus Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
OTHER GOVERNMENT RELATED SECURITIES - (Continued)
6.70%, 02/16/2032 (Callable 11/16/2031)	$ 31,343,000	$ 26,242,826
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,353,720)		83,339,117

	Shares
COMMON STOCKS - 0.0%(i)
Energy - 0.0%(i)
Weatherford International PLC(j)	46,003	5,633,067
TOTAL COMMON STOCKS (Cost $3,790,590)		5,633,067
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class U, 5.25%(k)	515,116,972	515,116,972
TOTAL SHORT-TERM INVESTMENTS (Cost $515,116,972)		515,116,972
TOTAL INVESTMENTS - 100.6% (Cost $32,659,011,129)		$30,562,501,738
Liabilities in Excess of Other Assets - (0.6)%		(190,866,999)
TOTAL NET ASSETS - 100.0%		$30,371,634,739

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PCA - Pollution Control Authority
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $7,203,091,606 or 23.7% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(h)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2024, the total value of securities subject to the AMT was $2,689,680 or 0.0% of net assets.
(i)	Represents less than 0.05% of net assets.
(j)	Non-income producing security.
(k)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

126

Baird Core Plus Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$13,158,750,107	$ —	$13,158,750,107
U.S. Treasury Securities	—	7,066,346,908	—	7,066,346,908
Agency Residential Mortgage-Backed Securities	—	5,467,569,770	—	5,467,569,770
Non-Agency Residential Mortgage-Backed Securities	—	1,643,766,437	—	1,643,766,437
Non-Agency Commercial Mortgage-Backed Securities	—	1,307,178,984	—	1,307,178,984
Asset-Backed Securities	—	819,160,062	—	819,160,062
Municipal Bonds	—	273,769,502	—	273,769,502
Agency Commercial Mortgage-Backed Securities	—	221,870,812	—	221,870,812
Other Government Related Securities	—	83,339,117	—	83,339,117
Common Stocks	5,633,067	—	—	5,633,067
Money Market Funds	515,116,972	—	—	515,116,972
Total Investments	$520,750,039	$30,041,717,518	$—	$30,562,501,738

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

127

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 100.3%
Alabama - 4.0%
Alabama Housing Finance Authority
3.50%, 08/01/2025 (Callable 08/01/2024)(a)	$ 5,000,000	$ 4,995,495
5.00%, 05/01/2026(a)	4,000,000	4,026,167
Black Belt Energy Gas District
5.25%, 12/01/2028	3,205,000	3,318,991
4.00%, 10/01/2052 (Callable 09/01/2026)(a)	300,000	300,401
5.25%, 02/01/2053 (Callable 03/01/2029)(a)	3,250,000	3,429,844
5.00%, 05/01/2053(a)	8,000,000	8,332,097
City of Phenix City AL, 2.00%, 04/01/2027	1,090,000	1,027,647
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	5,500,000	5,870,268
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	8,400,000	8,429,823
Lauderdale County Agriculture Center Authority, 5.00%, 07/01/2024	495,000	495,000
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 08/01/2024)	375,000	369,744
Pickens County Water Authority, 3.00%, 01/01/2025	160,000	159,262
Selma Industrial Development Board, 2.00%, 11/01/2033(a)	750,000	744,564
Southeast Alabama Gas Supply District
5.00%, 04/01/2026	1,000,000	1,010,115
5.00%, 04/01/2027	1,000,000	1,014,205
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	1,250,000	1,339,672
5.00%, 05/01/2053 (Callable 05/01/2028)(a)	1,250,000	1,298,663
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	8,000,000	8,459,353
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	610,000	608,753
		55,230,064
Alaska - 0.4%
Alaska Housing Finance Corp.
3.75%, 12/01/2042 (Callable 06/01/2028)	1,630,000	1,607,141
4.00%, 12/01/2048 (Callable 06/01/2027)	1,115,000	1,107,963
University of Alaska
4.00%, 10/01/2025	330,000	330,473
4.00%, 10/01/2026 (Callable 08/01/2024)	1,400,000	1,400,096

	Par	Value
5.00%, 10/01/2026	$ 865,000	$ 886,252
		5,331,925
Arizona - 1.6%
Arizona Industrial Development Authority
5.00%, 05/01/2025	405,000	222,750
5.00%, 07/01/2027 (Callable 07/01/2026)	230,000	234,735
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	7,875,021
5.00%, 07/01/2029 (Callable 07/01/2026)	260,000	265,963
5.00%, 07/01/2030 (Callable 07/01/2026)	380,000	388,835
1.76%, 09/01/2030(a)(b)	5,064,280	4,624,638
5.00%, 07/01/2031 (Callable 07/01/2026)	195,000	199,458
3.63%, 05/20/2033	3,887,958	3,651,427
Chandler Industrial Development Authority, 5.00%, 09/01/2042 (Callable 03/01/2027)(a)(c)	1,000,000	1,026,451
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 07/22/2024)	340,000	336,690
4.00%, 05/15/2026 (Callable 07/22/2024)	320,000	314,669
Maricopa County Industrial Development Authority
4.00%, 07/01/2024	135,000	135,000
5.00%, 12/01/2029(d)	3,000,000	3,214,150
Mizuho Floater/Residual Trust, 3.67%, 06/01/2051 (Callable 08/01/2024)(a)(b)	1,100,000	1,100,000
University of Arizona, 5.00%, 06/01/2032 (Callable 06/01/2026)	1,025,000	1,052,414
		24,642,201
Arkansas - 0.5%
Arkansas Development Finance Authority
4.00%, 07/01/2024	100,000	100,000
4.00%, 07/01/2025	140,000	138,856
4.00%, 07/01/2026	190,000	187,196
4.00%, 07/01/2027	225,000	220,639
4.00%, 07/01/2028	230,000	223,367
5.00%, 07/01/2054 (Callable 07/01/2033)	3,315,000	3,443,199
Batesville Public Facilities Board
5.00%, 06/01/2025	1,385,000	1,392,311
5.00%, 06/01/2026	850,000	851,210
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	690,000	661,568

The accompanying notes are an integral part of these financial statements.

128

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	$ 465,000	$ 447,804
1.50%, 09/01/2046 (Callable 09/01/2026)	315,000	301,272
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	170,000	167,617
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	625,000	568,408
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 08/01/2024)	255,000	255,142
City of Mountain View AR Sales & Use Tax, 1.38%, 11/01/2050 (Callable 11/01/2027)	85,000	82,864
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	500,000	498,897
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	265,000	255,772
Conway Health Facilities Board, 5.00%, 08/01/2024	410,000	410,237
County of Cross AR Sales & Use Tax, 2.25%, 10/01/2030 (Callable 10/01/2024)	130,000	116,700
Jacksonville North Pulaski County School District, 4.00%, 06/01/2029 (Callable 06/01/2027)	1,240,000	1,256,905
		11,579,964
California - 3.3%
Anaheim Public Financing Authority
5.00%, 09/01/2025	2,610,000	2,651,806
5.00%, 09/01/2026	1,290,000	1,331,042
California Community Choice Financing Authority
5.00%, 10/01/2024	300,000	300,161
5.00%, 10/01/2025	710,000	713,136
5.00%, 10/01/2026	625,000	629,340
5.00%, 10/01/2027	700,000	706,818
5.00%, 10/01/2028	475,000	481,574
5.00%, 10/01/2029	650,000	662,501
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027)(b)	1,000,000	1,006,408
California Infrastructure & Economic Development Bank
4.58% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	5,550,000	5,528,598
1.75%, 08/01/2055 (Callable 02/01/2026)(a)	1,265,000	1,201,903

	Par	Value
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)	$ 2,285,000	$ 2,298,955
4.00%, 10/01/2032 (Callable 10/01/2026)	1,505,000	1,513,800
California Public Finance Authority
2.38%, 11/15/2028 (Callable 07/22/2024)(b)	2,830,000	2,780,783
3.13%, 05/15/2029 (Callable 07/22/2024)(b)	1,000,000	981,112
California Statewide Communities Development Authority
5.00%, 08/01/2026 (Callable 07/22/2024)(a)	3,300,000	3,300,017
5.00%, 09/01/2026 (Callable 07/22/2024)(a)(b)	1,000,000	999,404
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025)(a)	2,000,000	2,003,546
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 07/22/2024)(b)	4,681,000	4,585,836
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,650,000	1,649,171
Los Angeles Unified School District/CA
5.00%, 07/01/2029	4,430,000	4,851,067
5.00%, 07/01/2030	3,750,000	4,175,205
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027)(e)	4,000,000	3,297,238
Sacramento City Unified School District/CA, 0.00%, 07/01/2026(e)	300,000	281,324
San Diego Housing Authority, Inc., 5.00%, 05/01/2057 (Callable 05/01/2026)(a)	1,687,000	1,726,558
Vallejo City Unified School District, 5.90%, 08/01/2025	75,000	75,098
		49,732,401
Colorado - 3.1%
Bromley Park Metropolitan District No. 2, 5.00%, 12/01/2025	315,000	320,753
City & County of Denver CO Airport System Revenue
5.25%, 11/15/2026(c)	2,000,000	2,076,771
5.00%, 12/01/2026(c)	5,035,000	5,175,105
5.25%, 11/15/2027(c)	1,500,000	1,569,798
Colorado Bridge Enterprise, 4.00%, 06/30/2025(c)	570,000	569,502
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025(b)	505,000	500,121
5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	648,218

The accompanying notes are an integral part of these financial statements.

129

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Colorado Health Facilities Authority
5.00%, 05/15/2025	$ 525,000	$ 526,658
5.00%, 05/15/2026	475,000	478,770
5.00%, 05/15/2027	400,000	405,742
2.13%, 05/15/2028 (Callable 08/01/2024)	2,905,000	2,784,892
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	255,594
5.00%, 08/01/2028	1,245,000	1,317,122
3.50%, 05/15/2030 (Callable 08/01/2024)	3,500,000	3,269,414
5.00%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,033,178
5.00%, 11/15/2048(a)	195,000	198,241
4.43% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	3,000,000	2,984,857
5.00%, 05/15/2062 (Callable 08/15/2027)(a)	7,515,000	7,963,310
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026)(a)	1,000,000	1,011,134
4.00%, 05/01/2048 (Callable 11/01/2026)	435,000	432,179
4.25%, 11/01/2049 (Callable 11/01/2028)	500,000	499,427
3.25%, 05/01/2052 (Callable 11/01/2030)	4,410,000	4,288,777
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	535,082
Denver Convention Center Hotel Authority, 5.00%, 12/01/2024	1,170,000	1,172,665
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 08/01/2024)	255,000	253,433
E-470 Public Highway Authority, 3.92% (SOFR + 0.35%), 09/01/2039 (Callable 08/30/2024)	7,525,000	7,521,893
Ravenna Metropolitan District
5.00%, 12/01/2025	200,000	202,686
5.00%, 12/01/2026	240,000	245,545
5.00%, 12/01/2028	290,000	302,600
5.00%, 12/01/2029	315,000	332,220
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 12/15/2024)	135,000	139,498
5.00%, 12/15/2027 (Callable 12/15/2024)	160,000	165,831
Vista Ridge Metropolitan District, 4.50%, 12/01/2024	200,000	200,625
		49,381,641

	Par	Value
Connecticut - 1.3%
City of Bridgeport CT
5.00%, 08/01/2025	$200,000	$ 203,071
5.00%, 02/15/2027	2,480,000	2,577,565
5.00%, 08/01/2027	300,000	314,101
City of West Haven CT, 4.00%, 09/15/2027	245,000	246,631
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)	75,000	74,541
4.00%, 05/15/2049 (Callable 11/15/2028)	845,000	839,368
3.50%, 11/15/2051 (Callable 05/15/2031)	980,000	957,335
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2024	965,000	965,000
5.00%, 07/01/2028 (Callable 08/01/2024)	685,000	686,529
3.20%, 07/01/2037(a)	3,245,000	3,228,542
2.95%, 07/01/2049(a)	1,040,000	1,022,396
2.80%, 07/01/2057(a)	3,430,000	3,381,691
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2027(c)	665,000	687,493
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 08/01/2024)(a)	1,000,000	1,000,283
State of Connecticut
5.00%, 09/15/2026	1,000,000	1,039,401
5.00%, 06/15/2027	500,000	526,371
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2026	1,080,000	1,123,469
Town of Stratford CT
5.00%, 05/15/2026	265,000	273,636
5.00%, 05/15/2028	400,000	426,770
		19,574,193
Delaware - 0.1%
Delaware Municipal Electric Corp., 5.00%, 10/01/2025	140,000	142,427
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 08/01/2024)	1,000,000	1,000,162
Delaware State Housing Authority, 2.60%, 07/01/2043 (Callable 07/22/2024)	86,825	76,267
		1,218,856
District of Columbia - 1.2%
District of Columbia, 3.00%, 06/01/2030	1,915,000	1,783,822
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027)(a)	12,100,000	11,839,578
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2028(c)	2,400,000	2,514,253

The accompanying notes are an integral part of these financial statements.

130

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
District of Columbia - (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029(e)	$ 290,000	$ 238,466
		16,376,119
Florida - 3.3%
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025)(a)	1,000,000	991,079
4.05%, 09/01/2056(a)	1,750,000	1,752,135
Capital Projects Finance Authority/FL
5.00%, 10/01/2025	1,000,000	1,006,521
5.00%, 10/01/2026	1,000,000	1,012,153
5.00%, 10/01/2028	1,000,000	1,024,478
Capital Trust Agency, Inc., 4.00%, 12/15/2024	75,000	74,681
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029)(b)	610,000	638,017
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,200,000	1,217,369
4.45%, 03/01/2028	1,420,000	1,450,442
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	458,405
City of Lakeland FL, 5.00%, 11/15/2028 (Callable 11/15/2026)	640,000	657,651
City of Port St Lucie FL, 5.00%, 07/01/2026	3,005,000	3,108,310
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 12/01/2025)	955,000	965,988
5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	404,428
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028)(a)	1,300,000	1,379,056
County of Broward FL Airport System Revenue, 4.00%, 10/01/2042 (Callable 08/01/2024)	300,000	298,319
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026(c)	2,460,000	2,492,061
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	1,500,000	1,515,256
4.50%, 03/01/2033 (Callable 08/01/2024)	240,000	240,180
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2028(e)	500,000	420,743
Florida Development Finance Corp.
2.63%, 12/15/2024(b)	190,000	188,023
5.00%, 06/15/2025	370,000	370,914
5.00%, 06/15/2026	1,310,000	1,332,265
5.00%, 06/15/2026	405,000	411,884

	Par	Value
5.00%, 11/15/2026	$ 1,000,000	$ 1,030,241
5.00%, 06/15/2027	430,000	443,036
5.00%, 06/15/2027	390,000	401,823
5.00%, 06/15/2028 (Callable 06/15/2027)	355,000	365,770
5.25%, 06/15/2029 (Callable 06/15/2027)(b)	1,700,000	1,717,666
3.00%, 07/01/2031(b)	1,210,000	1,126,082
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	4,000,000	4,048,934
4.00%, 07/01/2047 (Callable 07/01/2025)	20,000	19,942
Florida Municipal Loan Council, 0.00%, 11/01/2024(e)	100,000	98,456
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	238,378
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,553,485
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,503,177
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 08/01/2024)	1,000,000	1,003,316
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	3,750,000	3,703,507
5.00%, 03/01/2027(a)	1,000,000	1,010,911
Orange County Health Facilities Authority
4.00%, 08/01/2024	25,000	24,996
5.00%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,001,683
Orange County Housing Finance Authority
4.00%, 09/01/2040 (Callable 09/01/2024)	15,000	14,978
4.25%, 09/01/2049 (Callable 09/01/2027)	165,000	164,783
Osceola County Expressway Authority, 0.00%, 10/01/2024(e)	380,000	376,403
Pinellas County Housing Authority, 1.00%, 11/01/2027	1,840,000	1,720,149
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	1,275,000	1,303,021
Sarasota County Public Hospital District, 5.25%, 07/01/2024	75,000	75,000
School Board of Miami-Dade County, 5.00%, 05/01/2029 (Callable 05/01/2025)	4,000,000	4,039,786
Seminole County Industrial Development Authority
4.00%, 06/15/2025(b)	100,000	99,570
4.00%, 06/15/2026(b)	155,000	153,696
4.00%, 06/15/2027(b)	240,000	237,213

The accompanying notes are an integral part of these financial statements.

131

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
St Johns River Power Park, 5.00%, 10/01/2024 (Callable 08/01/2024)	$ 105,000	$ 105,110
		51,991,470
Georgia - 2.5%
Atlanta Development Authority, 5.00%, 07/01/2024	140,000	140,000
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 08/01/2024)	100,000	99,523
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	480,000	491,929
Development Authority of Appling County, 3.60%, 09/01/2041 (Callable 07/01/2024)(a)	2,700,000	2,700,000
Development Authority of Burke County
1.50%, 01/01/2040(a)	6,695,000	6,536,590
1.70%, 12/01/2049(a)	2,180,000	2,169,290
Development Authority of Monroe County, 2.25%, 07/01/2025 (Callable 08/01/2024)	1,390,000	1,358,244
Forsyth County Hospital Authority, 6.38%, 10/01/2028	460,000	492,086
Gainesville & Hall County Development Authority, 3.50%, 11/15/2033 (Callable 08/01/2024)(a)	2,600,000	2,600,000
Main Street Natural Gas, Inc.
5.00%, 05/15/2025	1,785,000	1,792,372
5.00%, 09/01/2026 (Callable 06/01/2026)	500,000	510,717
5.00%, 12/01/2027	1,000,000	1,034,040
5.50%, 09/15/2028	1,000,000	1,054,374
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	4,680,000	4,688,834
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	3,700,000	3,715,113
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	4,500,000	4,441,756
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	1,650,000	1,729,888
State of Georgia, 5.00%, 12/01/2026	750,000	783,378
		36,338,134
Illinois - 6.2%
Adams & Hancock Counties Community Unit School District No 4/IL, 4.00%, 12/01/2026 (Callable 12/01/2025)	275,000	277,055
Chicago Midway International Airport
5.00%, 01/01/2027(c)	1,595,000	1,637,351
5.00%, 01/01/2028 (Callable 01/01/2026)(c)	1,750,000	1,769,364
Chicago O’Hare International Airport
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	6,100,000	6,122,104
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	2,000,000	2,007,247

	Par	Value
City of Chicago IL, 0.00%, 01/01/2027(e)	$ 5,660,000	$ 5,120,866
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026 (Callable 11/01/2024)	1,410,000	1,414,238
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,028,636
5.00%, 11/01/2028 (Callable 11/01/2024)	900,000	902,906
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,593,581
City of Galesburg IL
5.00%, 10/01/2025	125,000	125,624
5.00%, 10/01/2026	145,000	146,257
5.00%, 10/01/2027	225,000	228,079
5.00%, 10/01/2028	250,000	254,527
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 03/01/2025)	435,000	436,958
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	325,000	330,510
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026(e)	1,000,000	942,229
0.00%, 01/01/2027(e)	2,980,000	2,698,789
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2025(e)	730,000	688,801
Cook County School District No 99 Cicero
4.00%, 12/01/2026	1,150,000	1,155,305
4.00%, 12/01/2027	1,195,000	1,203,359
Cook County School District No. 154, 3.50%, 12/01/2024	58,000	57,871
Cook County Township High School District No. 201, 0.00%, 12/01/2025(e)	165,000	155,580
County of Cook IL Sales Tax Revenue, 5.00%, 11/15/2032 (Callable 11/15/2027)	1,025,000	1,072,352
Hampshire Special Service Area No 13, 3.00%, 03/01/2026	90,000	87,936
Illinois Development Finance Authority, 0.00%, 07/15/2025(e)	2,885,000	2,780,190
Illinois Finance Authority
5.00%, 11/01/2024	385,000	385,555
5.00%, 12/01/2026 (Callable 06/01/2026)	500,000	510,045
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	823,521
4.30%, 08/01/2028(b)	1,215,000	1,235,786
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,607,905
4.93% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	1,940,000	1,937,869

The accompanying notes are an integral part of these financial statements.

132

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 09/01/2042 (Callable 09/01/2024)	$ 570,000	$ 571,136
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	1,800,000	1,800,005
2.45%, 06/01/2043 (Callable 08/01/2024)	164,275	128,288
3.87%, 04/01/2045 (Callable 07/01/2024)(a)	500,000	500,000
4.50%, 10/01/2048 (Callable 04/01/2028)	335,000	336,075
4.88% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	1,250,000	1,251,967
6.25%, 10/01/2052 (Callable 04/01/2032)	4,615,000	4,938,083
6.25%, 04/01/2054 (Callable 10/01/2032)	2,990,000	3,302,406
3.90%, 07/01/2065 (Callable 07/01/2024)(a)	2,000,000	2,000,000
Joliet Park District
5.00%, 02/01/2026	575,000	587,221
5.00%, 02/01/2027	605,000	621,300
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	2,415,000	2,388,079
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,072,199
Lake County Elementary School District No 6 Zion, 0.00%, 12/01/2024(e)	70,000	68,601
Lake County School District No 38 Big Hollow, 0.00%, 02/01/2025(e)	210,000	204,640
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2027(e)	1,000,000	891,515
Northern Illinois University
5.00%, 04/01/2027	550,000	567,021
5.00%, 04/01/2028	650,000	675,816
5.00%, 10/01/2029	780,000	825,204
Park Ridge Park District, 2.50%, 12/01/2028	2,500,000	2,346,027
Pike & Adams Counties Community Unit School District No 4, 4.00%, 12/01/2024	345,000	345,266
Shelby Christian Macon Counties Community School District No. 21
4.00%, 12/01/2025 (Callable 08/01/2024)	400,000	400,049
4.00%, 12/01/2026 (Callable 08/01/2024)	435,000	429,898
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,351,235

	Par	Value
5.00%, 12/01/2028	$ 1,500,000	$ 1,576,911
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	330,729
5.00%, 12/01/2029	180,000	191,275
5.00%, 12/01/2030	590,000	633,057
5.00%, 12/01/2031	910,000	986,427
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 11/01/2024)	455,000	455,825
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026	125,000	127,001
5.00%, 01/01/2027	180,000	185,856
5.00%, 01/01/2028	200,000	209,379
5.00%, 01/01/2029	300,000	318,436
5.00%, 01/01/2030	225,000	242,253
5.00%, 01/01/2031	250,000	272,561
State of Illinois, 5.00%, 10/01/2025	4,350,000	4,424,399
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,727,968
United City of Yorkville IL
3.90%, 03/01/2025	140,000	139,941
4.05%, 12/01/2027 (Callable 08/01/2024)	120,000	120,044
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,079,036
Village of Calumet Park IL, 5.25%, 12/01/2029 (Callable 12/01/2024)	500,000	503,079
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,695,325
Village of Lyons IL, 5.00%, 12/01/2025 (Callable 08/01/2024)	25,000	25,026
Village of Rantoul IL, 4.30%, 01/01/2025 (Callable 08/01/2024)	125,000	125,067
Village of Romeoville IL
5.00%, 10/01/2025 (Callable 04/01/2025)	1,100,000	1,104,109
5.00%, 10/01/2030 (Callable 04/01/2025)	1,000,000	1,001,678
Village of Schaumburg IL
5.00%, 12/01/2025	870,000	886,079
4.00%, 12/01/2026	915,000	931,291
Village of Stone Park IL
4.00%, 02/01/2025	140,000	140,200
4.00%, 02/01/2026	220,000	221,490
4.75%, 02/01/2028 (Callable 08/01/2024)	50,000	50,045
Village of Sugar Grove IL, 3.00%, 12/15/2025 (Callable 08/01/2024)	225,000	222,817
Washington County Community Unit School Dist No 10 West Washington, 4.00%, 12/15/2024	250,000	250,344
		95,518,075

The accompanying notes are an integral part of these financial statements.

133

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - 1.7%
Cass County Indiana Building Corp., 5.00%, 01/15/2028	$ 400,000	$ 418,006
City of Hobart IN, 3.00%, 07/01/2025	395,000	389,319
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 08/01/2024)	375,000	375,032
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,546,025
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,373,714
5.00%, 07/15/2027	1,390,000	1,452,393
Hammond Multi-School Building Corp., 5.00%, 01/15/2025	525,000	528,574
Indiana Finance Authority
5.00%, 09/01/2024	390,000	389,825
5.00%, 09/15/2024	815,000	815,955
5.00%, 09/15/2024	155,000	155,146
5.00%, 09/01/2025	445,000	445,545
5.00%, 09/15/2025	325,000	326,139
5.00%, 10/01/2025	675,000	679,513
5.00%, 07/01/2026	730,000	742,597
5.00%, 09/01/2026	1,520,000	1,529,367
5.00%, 09/15/2026 (Callable 09/15/2024)	700,000	698,053
5.00%, 10/01/2028	260,000	265,110
4.00%, 03/01/2038 (Callable 05/01/2028)(a)(c)	5,000,000	4,893,529
Indiana Housing & Community Development Authority
5.00%, 11/01/2025 (Callable 11/01/2024)(a)	1,300,000	1,303,794
3.50%, 01/01/2049 (Callable 01/01/2029)	680,000	669,484
Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/01/2030 (Callable 08/01/2024)	1,025,000	1,025,751
Mount Vernon Community School Corp.
5.00%, 07/15/2025	395,000	400,603
5.00%, 01/15/2026	1,065,000	1,087,142
MSD of Wabash County Multi-School Building Corp.
5.00%, 01/15/2026	330,000	337,209
5.00%, 07/15/2026	410,000	421,831
5.00%, 01/15/2027	445,000	461,020
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	612,215
5.00%, 07/15/2027	325,000	334,465
Posey County Redevelopment Authority, 5.00%, 07/15/2025	6,000,000	6,063,697
Tippecanoe County School Building Corp.
5.00%, 07/15/2026	330,000	339,720

	Par	Value
5.00%, 01/15/2027	$ 300,000	$ 311,243
		30,392,016
Iowa - 1.3%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 08/01/2024)	455,000	449,401
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,912,560
Iowa Finance Authority
5.00%, 02/15/2031 (Callable 07/22/2024)	2,275,000	2,287,404
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,250,000	2,193,615
3.50%, 07/01/2046 (Callable 01/01/2026)	50,000	49,599
4.00%, 07/01/2047 (Callable 07/01/2028)	640,000	635,847
4.00%, 07/01/2047 (Callable 07/01/2027)	365,000	362,765
6.00%, 07/01/2052 (Callable 07/01/2032)	3,190,000	3,381,178
Iowa Higher Education Loan Authority
3.00%, 04/01/2025	775,000	766,972
3.00%, 04/01/2026	800,000	782,708
3.00%, 04/01/2028	845,000	810,210
Lake Panorama Improvement Zone, 3.00%, 06/01/2025	430,000	421,995
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	6,600,000	6,730,066
		21,784,320
Kansas - 0.7%
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	550,000	549,372
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	2,935,000	2,903,106
City of Park City KS, 3.75%, 09/01/2026 (Callable 09/01/2024)	6,075,000	6,066,613
		9,519,091
Kentucky - 1.9%
City of Henderson KY, 3.50%, 11/01/2028	2,430,000	2,427,744
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/15/2024)	2,570,000	2,498,517
County of Carroll KY, 1.55%, 09/01/2042(a)	750,000	698,456
County of Kenton KY, 5.00%, 04/01/2026	725,000	745,600
County of Owen KY, 3.88%, 06/01/2040(a)	1,750,000	1,753,462
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027)(a)(c)	1,000,000	1,005,749
Frankfort Independent School District Finance Corp., 2.05%, 08/01/2024	310,000	309,212
Henry County School District Finance Corp., 4.00%, 02/01/2026	1,210,000	1,208,980

The accompanying notes are an integral part of these financial statements.

134

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Kentucky Economic Development Finance Authority
0.00%, 12/01/2024(e)	$ 210,000	$ 206,842
0.00%, 10/01/2025(e)	585,000	553,852
5.00%, 06/01/2026	240,000	242,264
0.00%, 10/01/2026(e)	100,000	90,678
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,052,964
Kentucky Public Energy Authority
4.78% (1 mo. LIBOR US + 1.12%), 12/01/2049 (Callable 03/01/2025)(f)	4,410,000	4,421,291
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	1,925,000	1,933,198
Northern Kentucky University, 3.50%, 09/01/2028	2,800,000	2,814,088
Perry County School District Finance Corp., 2.00%, 12/01/2029	2,240,000	2,149,874
Rural Water Financing Agency, 3.10%, 11/01/2024 (Callable 07/17/2024)	1,000,000	993,265
University of Louisville
5.00%, 09/01/2026	845,000	869,274
5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,043,156
		30,018,466
Louisiana - 1.4%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	145,456
City of Shreveport LA
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,673,122
3.13%, 10/01/2030(b)	1,965,000	1,897,686
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2024	1,925,000	1,925,510
Greater Ouachita Water Co.
5.00%, 09/01/2025	170,000	172,248
4.00%, 09/01/2034	950,000	955,700
Louisiana Housing Corp.
3.50%, 07/01/2025 (Callable 07/01/2024)(a)	5,000,000	5,000,000
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	2,500,000	2,493,986
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	2,250,000	2,280,431
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 08/01/2024 (Callable 08/01/2024)	185,000	185,144
3.02%, 04/01/2031 (Callable 04/01/2025)(b)	4,360,000	4,197,139

	Par	Value
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	$ 1,550,000	$ 1,595,126
5.00%, 10/01/2028	220,000	230,654
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	608,721
New Orleans Aviation Board, 5.00%, 10/01/2025	200,000	203,677
St Tammany Parish Wide School District No 12
5.00%, 03/01/2026	415,000	426,272
5.00%, 03/01/2027	605,000	632,224
		24,623,096
Maine - 0.3%
Maine State Housing Authority
3.50%, 11/15/2045 (Callable 05/15/2025)	135,000	134,368
4.00%, 11/15/2045 (Callable 11/15/2025)	10,000	9,971
4.00%, 11/15/2046 (Callable 05/15/2026)	410,000	408,173
3.50%, 11/15/2047 (Callable 11/15/2026)	365,000	360,946
4.00%, 11/15/2049 (Callable 05/15/2028)	690,000	686,156
4.00%, 11/15/2050 (Callable 05/15/2029)	1,175,000	1,167,476
5.00%, 11/15/2052 (Callable 11/15/2031)	3,510,000	3,600,074
		6,367,164
Maryland - 2.8%
City of Baltimore MD, 5.00%, 07/01/2024	30,000	30,000
County of Baltimore MD, 5.00%, 03/01/2026	2,500,000	2,574,563
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,203,293
County of Prince George’s MD
5.00%, 07/15/2026	1,000,000	1,036,889
7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,612,863
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	548,590
Maryland Community Development Administration
3.25%, 08/01/2024	6,000,000	5,986,255
4.05%, 10/01/2024	2,000,000	1,996,514
4.60%, 12/01/2024	7,545,000	7,513,463
3.85%, 03/01/2025	4,000,000	3,971,530
5.00%, 09/01/2052 (Callable 03/01/2031)	2,755,000	2,824,070
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026	495,000	499,911
5.00%, 01/01/2027	430,000	436,708

The accompanying notes are an integral part of these financial statements.

135

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - (Continued)
5.00%, 07/01/2027	$ 1,710,000	$ 1,740,200
5.00%, 07/01/2045 (Callable 01/01/2027)(a)	3,200,000	3,308,019
Maryland Stadium Authority Built to Learn Revenue, 5.00%, 06/01/2027	1,515,000	1,590,657
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	215,000	213,881
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)	3,350,000	3,583,425
		40,670,831
Massachusetts - 0.9%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(e)	9,900,000	8,081,172
Massachusetts Development Finance Agency
5.00%, 07/01/2025	530,000	530,570
4.48% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (Callable 07/01/2024)(b)	3,300,000	3,289,848
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 01/01/2025)(c)	1,365,000	1,371,889
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	35,000	34,890
4.00%, 12/01/2048 (Callable 06/01/2027)	380,000	377,947
4.00%, 12/01/2048 (Callable 06/01/2027)	200,000	198,920
4.00%, 06/01/2049 (Callable 12/01/2028)	435,000	432,322
Massachusetts State College Building Authority, 0.00%, 05/01/2027(e)	85,000	76,903
		14,394,461
Michigan - 2.3%
City of Detroit MI
5.25%, 05/01/2025	1,410,000	1,422,049
5.25%, 05/01/2026	910,000	929,348
5.25%, 05/01/2027	290,000	299,883
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 08/01/2024)	65,000	65,038
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	1,000,000	1,016,085
Ingham County Brownfield Redevelopment Authority, 4.13%, 08/01/2024 (Callable 08/01/2024)	105,000	105,063
Michigan Finance Authority
5.00%, 09/01/2025	200,000	202,970
4.00%, 05/01/2026	60,000	60,492

	Par	Value
5.00%, 09/01/2026	$ 200,000	$ 203,168
5.00%, 11/01/2026	930,000	929,544
5.00%, 09/01/2027	280,000	287,035
5.00%, 11/01/2027	975,000	975,915
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,030,585
4.50%, 10/01/2029 (Callable 10/01/2024)	3,000,000	3,001,413
5.00%, 07/01/2033 (Callable 07/23/2024)	2,000,000	2,001,525
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	3,735,000	3,824,828
Michigan State Housing Development Authority
4.00%, 06/01/2046 (Callable 12/01/2024)	45,000	44,858
3.50%, 06/01/2047 (Callable 06/01/2026)	1,475,000	1,460,354
5.50%, 06/01/2053 (Callable 12/01/2031)	2,755,000	2,882,637
5.75%, 06/01/2054 (Callable 12/01/2032)	3,760,000	3,994,810
Michigan Strategic Fund, 0.88%, 04/01/2035(a)(c)	1,050,000	947,140
Roseville Community Schools
5.00%, 05/01/2025	2,175,000	2,202,130
5.00%, 05/01/2026	2,700,000	2,774,274
5.00%, 05/01/2027	2,265,000	2,363,398
Southeastern Oakland County Resource Recovery Authority, 4.00%, 07/01/2024	580,000	580,000
Wayne County Airport Authority, 5.00%, 12/01/2025(c)	500,000	509,048
		34,113,590
Minnesota - 2.2%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	948,243
City of Maple Grove MN, 5.00%, 09/01/2030 (Callable 09/01/2025)	865,000	872,738
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/01/2025)(a)	2,080,000	2,074,962
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	7,500,000	7,531,403
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,780,000	1,650,778
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 08/01/2024)	1,070,000	1,056,400
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 11/15/2025	465,000	470,078
5.00%, 12/01/2025	285,000	287,625
2.00%, 09/01/2026 (Callable 09/01/2024)	250,000	237,658

The accompanying notes are an integral part of these financial statements.

136

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
5.00%, 12/01/2027	$ 1,065,000	$ 1,090,456
Minnesota Higher Education Facilities Authority
4.00%, 12/01/2024	100,000	99,627
5.00%, 03/01/2027 (Callable 03/01/2026)	250,000	252,894
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	1,000,000	1,054,583
Minnesota Housing Finance Agency
4.00%, 01/01/2038 (Callable 08/01/2024)	165,000	164,359
2.63%, 01/01/2040 (Callable 07/01/2029)	4,530,000	3,687,482
2.80%, 01/01/2044 (Callable 07/01/2029)	1,200,000	946,451
3.50%, 07/01/2046 (Callable 07/01/2025)	1,180,000	1,168,920
4.00%, 01/01/2047 (Callable 01/01/2026)	55,000	54,755
4.00%, 07/01/2047 (Callable 01/01/2027)	435,000	432,780
3.00%, 07/01/2052 (Callable 07/01/2031)	4,575,000	4,409,435
6.00%, 07/01/2053 (Callable 01/01/2033)	2,420,000	2,596,361
Northern Municipal Power Agency, 5.00%, 01/01/2027 (Callable 07/01/2024)	230,000	230,000
Zumbro Education District, 4.00%, 02/01/2025	330,000	329,436
		31,647,424
Mississippi - 0.4%
City of Florence MS
7.13%, 08/01/2028	240,000	267,334
7.13%, 08/01/2029	250,000	285,004
City of Louisville MS
5.63%, 09/01/2026	180,000	185,898
5.63%, 09/01/2027	190,000	198,934
City of Oxford MS, 3.00%, 09/01/2024	90,000	89,581
City of Ridgeland MS, 3.00%, 10/01/2024	1,505,000	1,499,833
Mississippi Development Bank
5.00%, 10/01/2024(b)	600,000	600,124
5.00%, 11/01/2024	720,000	718,185
5.00%, 11/01/2025	240,000	244,988
5.00%, 09/01/2027	485,000	493,935
5.00%, 06/01/2028	1,300,000	1,374,326
5.00%, 09/01/2028	1,120,000	1,145,048
5.00%, 11/01/2028 (Callable 11/01/2027)	300,000	295,685
5.00%, 06/01/2029	1,365,000	1,467,192

	Par	Value
5.00%, 11/01/2029 (Callable 11/01/2027)	$300,000	$ 292,798
Mississippi Home Corp.
4.00%, 12/01/2048 (Callable 06/01/2028)	210,000	208,761
3.50%, 12/01/2049 (Callable 12/01/2028)	475,000	467,205
		9,834,831
Missouri - 1.5%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,366,344
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2024	295,000	295,001
4.00%, 08/01/2025	150,000	147,998
5.00%, 08/01/2025 (Callable 08/01/2024)	350,000	349,511
5.00%, 09/01/2026	620,000	621,787
5.00%, 02/01/2029 (Callable 07/23/2024)	4,775,000	4,778,342
5.00%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,217,902
Missouri Housing Development Commission
3.40%, 11/01/2030 (Callable 11/01/2024)	35,000	34,108
4.75%, 11/01/2052 (Callable 05/01/2032)	3,855,000	3,917,178
Missouri Joint Municipal Electric Utility Commission
5.00%, 12/01/2027 (Callable 06/01/2025)	2,125,000	2,149,586
5.00%, 06/01/2029	685,000	727,275
5.00%, 06/01/2029	645,000	684,806
5.00%, 06/01/2029	630,000	665,818
Missouri Southern State University
5.00%, 10/01/2026	105,000	108,014
5.00%, 10/01/2027	100,000	104,252
Northwest Missouri State University, 5.00%, 06/01/2026	500,000	510,438
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	1,805,000	1,794,490
		24,472,850
Montana - 1.3%
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,620,000	1,624,986
3.90%, 03/01/2031 (Callable 08/01/2024)(a)	11,055,000	10,588,103
Montana Board of Housing
3.50%, 08/01/2025 (Callable 08/01/2024)(a)	4,000,000	3,996,396
4.00%, 12/01/2043 (Callable 12/01/2027)	370,000	367,847

The accompanying notes are an integral part of these financial statements.

137

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Montana - (Continued)
4.00%, 06/01/2049 (Callable 12/01/2027)	$ 375,000	$ 372,639
6.00%, 06/01/2053 (Callable 06/01/2032)	1,970,000	2,090,342
Montana Facility Finance Authority
4.00%, 07/01/2025	155,000	154,160
5.00%, 07/01/2025	110,000	111,688
4.00%, 07/01/2026	330,000	326,551
		19,632,712
Nebraska - 0.4%
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 08/01/2024)	1,500,000	1,500,405
Nebraska Investment Finance Authority, 3.00%, 03/01/2052 (Callable 03/01/2031)	4,380,000	4,201,345
		5,701,750
Nevada - 0.4%
City of Reno NV, 5.00%, 06/01/2031 (Callable 08/01/2024)	2,590,000	2,530,107
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,015,492
3.00%, 06/15/2032 (Callable 06/15/2026)	815,000	739,735
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	740,000	735,420
3.00%, 04/01/2051 (Callable 10/01/2030)	1,210,000	1,167,673
		6,188,427
New Hampshire - 0.1%
Hollis School District, 2.77%, 06/28/2027 (Callable 07/22/2024)(b)	921,655	890,870
New Hampshire Business Finance Authority, 4.00%, 01/01/2028 (Callable 01/01/2026)	575,000	568,898
		1,459,768
New Jersey - 3.1%
Atlantic City Board of Education, 3.40%, 08/15/2024(b)	793,000	791,594
Borough of Berlin NJ
2.00%, 03/15/2026	550,000	531,749
2.00%, 03/15/2027	770,000	727,330
County of Bergen NJ, 1.00%, 03/01/2026	2,720,000	2,585,608
County of Somerset NJ
1.00%, 03/01/2025	1,505,000	1,477,203
1.00%, 03/01/2025	95,000	93,245
1.00%, 03/01/2026	1,715,000	1,634,807
1.00%, 03/01/2026	110,000	104,856
1.00%, 03/01/2027	1,785,000	1,656,998
1.00%, 03/01/2027	115,000	106,753

	Par	Value
1.00%, 03/01/2028	$ 1,855,000	$ 1,678,868
1.00%, 03/01/2028	115,000	104,081
New Jersey Economic Development Authority
5.25%, 07/01/2025	6,250,000	6,320,093
5.13% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	20,000	20,022
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	887,885
New Jersey Housing & Mortgage Finance Agency
5.00%, 05/01/2025(c)	2,190,000	2,198,986
5.00%, 11/01/2025(c)	1,615,000	1,625,114
3.60%, 05/01/2026	3,045,000	3,022,420
4.50%, 10/01/2048 (Callable 10/01/2027)	365,000	366,514
4.75%, 10/01/2050 (Callable 04/01/2028)	815,000	821,133
5.00%, 10/01/2053 (Callable 04/01/2031)	3,200,000	3,286,856
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	450,000	411,177
0.00%, 12/15/2027(e)	2,245,000	1,981,758
0.00%, 12/15/2027(e)	165,000	145,406
0.00%, 12/15/2028(e)	4,915,000	4,184,878
0.00%, 12/15/2029(e)	3,355,000	2,754,738
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,557,771
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	577,406
1.00%, 07/15/2027	645,000	592,844
1.00%, 07/15/2028	685,000	613,478
1.00%, 07/15/2029	725,000	633,962
1.00%, 07/15/2030	900,000	767,933
River Dell Regional School District, 1.00%, 09/01/2028	735,000	643,768
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	474,554
Township of Mahwah NJ, 1.00%, 01/15/2026	1,320,000	1,267,997
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	899,014
0.05%, 08/15/2028	1,050,000	894,333
0.05%, 08/15/2029	985,000	809,337
		49,252,469
New Mexico - 0.3%
Los Lunas School District No 1, 2.00%, 07/15/2024 (Callable 05/02/2024)	800,000	799,095
New Mexico Mortgage Finance Authority
5.00%, 02/01/2042 (Callable 04/01/2025)(a)	1,073,000	1,080,780

The accompanying notes are an integral part of these financial statements.

138

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - (Continued)
3.50%, 03/01/2045 (Callable 03/01/2026)	$ 40,000	$ 39,456
3.75%, 03/01/2048 (Callable 03/01/2027)	240,000	237,449
4.25%, 07/01/2049 (Callable 01/01/2028)	215,000	214,733
4.25%, 01/01/2050 (Callable 07/01/2028)	1,560,000	1,558,120
Roswell Independent School District, 3.00%, 08/01/2024	545,000	544,411
		4,474,044
New York - 6.0%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,014,613
Albany County Capital Resource Corp., 2.60%, 07/01/2025	430,000	427,355
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	8,250,000	8,236,334
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 08/01/2024)(b)	1,420,256	1,395,787
City of Mount Vernon NY, 5.50%, 05/30/2025(b)	1,000,000	1,003,502
City of New York NY, 5.00%, 06/01/2044 (Callable 06/01/2025)(a)	4,500,000	4,549,894
City of Poughkeepsie NY, 4.00%, 04/15/2026	450,000	444,592
Genesee Valley Central School District
5.00%, 06/15/2027	1,390,000	1,462,463
5.00%, 06/15/2028	1,460,000	1,562,655
Hempstead Town Local Development Corp., 5.00%, 07/01/2025 (Callable 08/01/2024)	815,000	815,969
Huntington Local Development Corp., 4.00%, 07/01/2027	2,440,000	2,378,094
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027)(a)	3,905,000	4,004,815
New York City Housing Development Corp.
2.95%, 11/01/2045 (Callable 05/01/2025)(a)	725,000	709,354
3.00%, 02/15/2048 (Callable 07/22/2024)	8,150,000	8,121,530
3.50%, 02/15/2048 (Callable 07/22/2024)	5,100,000	5,072,565
0.70%, 11/01/2060 (Callable 07/22/2024)(a)	2,590,000	2,501,898
0.60%, 05/01/2061 (Callable 07/22/2024)(a)	1,925,000	1,858,479
3.40%, 11/01/2062 (Callable 05/01/2025)(a)	4,000,000	3,952,658

	Par	Value
New York City Municipal Water Finance Authority, 3.25%, 06/15/2049 (Callable 07/01/2024)(a)	$ 6,000,000	$ 6,000,000
New York State Housing Finance Agency
0.70%, 11/01/2024 (Callable 07/22/2024)	2,500,000	2,457,655
1.60%, 11/01/2024 (Callable 07/22/2024)	2,335,000	2,314,760
0.75%, 05/01/2025 (Callable 07/22/2024)	2,465,000	2,384,734
0.75%, 11/01/2025 (Callable 07/22/2024)	5,950,000	5,656,193
1.65%, 05/15/2039	3,352,382	2,607,842
0.65%, 11/01/2056 (Callable 07/22/2024)(a)	3,675,000	3,512,585
4.50%, 11/01/2062 (Callable 11/01/2025)(a)	1,000,000	1,012,572
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 08/01/2024)	715,000	715,305
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	415,835
5.00%, 08/01/2032	350,000	365,458
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2046 (Callable 04/01/2025)	60,000	59,784
Westchester County Local Development Corp., 3.20%, 07/01/2028(b)	5,350,000	5,350,000
		82,365,280
North Carolina - 2.9%
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	775,000	820,555
County of Forsyth NC, 5.00%, 06/01/2027	4,915,000	5,183,059
County of Wake NC, 5.00%, 11/01/2027	1,140,000	1,211,350
Fayetteville State University, 5.00%, 04/01/2030	265,000	283,269
Inlivian
4.00%, 04/01/2025 (Callable 04/01/2024)	4,000,000	3,997,764
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	5,348,000	5,411,422
North Carolina Housing Finance Agency
5.00%, 04/01/2029(a)	1,050,000	1,098,577
4.00%, 07/01/2048 (Callable 07/01/2027)	160,000	159,156
4.00%, 07/01/2050 (Callable 07/01/2029)	2,165,000	2,151,470
6.00%, 07/01/2053 (Callable 07/01/2031)	4,120,000	4,366,348
6.25%, 01/01/2055 (Callable 07/01/2032)	2,500,000	2,712,034

The accompanying notes are an integral part of these financial statements.

139

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
North Carolina Medical Care Commission, 4.00%, 10/01/2027	$ 1,020,000	$ 1,022,418
Raleigh Housing Authority
5.00%, 10/01/2026(a)	4,000,000	4,027,537
5.00%, 12/01/2026(a)	4,000,000	4,040,147
Town of Morehead City NC, 4.05%, 01/01/2028(a)	2,000,000	1,996,678
		38,481,784
North Dakota - 1.3%
City of Horace ND
4.00%, 01/01/2025 (Callable 07/22/2024)	2,000,000	1,997,184
3.00%, 05/01/2025	250,000	244,881
3.00%, 05/01/2025	205,000	200,558
5.13%, 07/01/2025 (Callable 07/22/2024)	1,000,000	1,000,498
3.00%, 05/01/2026	345,000	331,334
3.00%, 05/01/2026	100,000	95,790
3.00%, 05/01/2027 (Callable 05/01/2026)	265,000	249,335
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	280,129
5.00%, 05/01/2031	3,465,000	3,549,832
City of Mayville ND, 3.75%, 08/01/2025 (Callable 08/01/2024)	4,000,000	3,910,498
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	240,000	238,631
4.00%, 01/01/2051 (Callable 07/01/2029)	1,605,000	1,594,907
3.00%, 07/01/2052 (Callable 01/01/2031)	2,670,000	2,565,809
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 07/17/2024)	300,000	297,649
4.63%, 03/01/2026 (Callable 07/17/2024)	2,620,000	2,573,803
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 08/01/2024)	1,015,000	996,599
		20,127,437
Ohio - 4.4%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2025	150,000	151,958
5.00%, 11/15/2028	1,240,000	1,284,325
City of Huron OH, 3.13%, 12/01/2024	115,000	114,170
City of Lorain OH
3.00%, 12/01/2024	130,000	129,446
3.00%, 12/01/2025	135,000	133,580
3.00%, 12/01/2026	135,000	133,019

	Par	Value
City of Middleburg Heights OH, 5.00%, 08/01/2026	$270,000	$ 276,086
City of Waterville OH, 1.00%, 12/01/2026	1,255,000	1,180,496
Cleveland-Cuyahoga County Port Authority, 5.00%, 08/01/2026 (Callable 08/01/2024)	550,000	550,364
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	1,765,000	1,689,855
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027)(a)	1,425,000	1,485,737
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2027(d)	1,290,000	1,364,201
5.00%, 12/01/2028(d)	710,000	764,097
County of Montgomery OH
5.00%, 11/15/2025	2,500,000	2,528,966
5.00%, 11/15/2027	2,015,000	2,076,238
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	12,226,000	13,632,402
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027(a)	2,550,000	2,564,832
Northeast Ohio Medical University, 5.00%, 12/01/2025	125,000	126,295
Northwest Local School District/Stark Summit & Wayne Counties, 0.00%, 12/01/2026(e)	440,000	402,389
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	6,570,000	6,577,558
Ohio Higher Educational Facility Commission
5.00%, 03/01/2025	550,000	549,643
5.00%, 05/01/2025	595,000	602,432
5.00%, 05/01/2025	455,000	460,684
5.00%, 05/01/2026 (Callable 05/01/2025)	750,000	758,908
5.00%, 12/01/2027	715,000	716,678
Ohio Housing Finance Agency
3.35%, 07/01/2025(a)	2,500,000	2,500,000
4.00%, 11/01/2025(a)	7,000,000	6,983,785
6.00%, 02/01/2026 (Callable 02/01/2025)(b)	1,500,000	1,508,099
5.00%, 08/01/2026(a)	175,000	176,434
5.00%, 12/01/2026(a)	1,000,000	1,011,409
4.00%, 03/01/2047 (Callable 09/01/2025)	35,000	34,809
4.50%, 03/01/2050 (Callable 09/01/2028)	1,620,000	1,625,170
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	9,880
Ohio Water Development Authority, 5.25%, 06/01/2026	1,775,000	1,799,933

The accompanying notes are an integral part of these financial statements.

140

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Port of Greater Cincinnati Development Authority
5.00%, 04/01/2027	$ 250,000	$ 258,247
4.00%, 11/15/2028	700,000	704,523
Reynoldsburg City School District, 4.94%, 09/01/2032	5,170,000	5,313,803
State of Ohio, 5.00%, 05/01/2034 (Callable 05/01/2025)	575,000	582,227
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	1,225,000	1,184,204
2.00%, 11/15/2031	855,000	751,902
University of Akron, 5.00%, 01/01/2034 (Callable 07/01/2026)	2,195,000	2,238,036
Village of Bluffton OH, 5.00%, 12/01/2025	1,500,000	1,517,416
		68,454,236
Oklahoma - 2.3%
Caddo County Educational Facilities Authority
5.00%, 09/01/2028	770,000	798,556
5.00%, 09/01/2029	845,000	882,984
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026(d)	1,695,000	1,716,220
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	3,780,000	3,873,285
Grady County School Finance Authority
5.00%, 12/01/2024	565,000	566,812
5.00%, 12/01/2026	1,015,000	1,039,418
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,811,483
Oklahoma County Finance Authority, 5.00%, 09/01/2024	350,000	350,519
Oklahoma County Independent School District No 52 Midwest City-Del City
4.00%, 07/01/2027	4,140,000	4,212,294
4.00%, 07/01/2028	3,990,000	4,082,823
Oklahoma Development Finance Authority, 5.00%, 08/01/2024	585,000	584,837
Oklahoma Housing Finance Agency
4.00%, 06/01/2028 (Callable 06/01/2025)(a)	1,250,000	1,249,614
5.00%, 03/01/2052 (Callable 03/01/2031)	1,785,000	1,829,090
6.00%, 03/01/2054 (Callable 09/01/2032)	2,615,000	2,848,230
6.50%, 09/01/2054 (Callable 09/01/2032)	1,630,000	1,821,153
Purcell Public Works Authority, 5.00%, 03/01/2027	880,000	913,229
Sallisaw Municipal Authority
4.00%, 06/01/2025	680,000	674,438

	Par	Value
4.00%, 06/01/2026	$ 710,000	$ 700,176
4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	746,710
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	2,250,000	2,102,690
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026	2,385,000	2,230,640
0.05%, 04/01/2027	2,465,000	2,224,272
		37,259,473
Oregon - 0.4%
County of Yamhill OR, 4.00%, 10/01/2024	425,000	423,945
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	2,605,000	2,617,220
State of Oregon
5.00%, 08/01/2026	1,750,000	1,815,916
4.00%, 12/01/2048 (Callable 12/01/2026)	255,000	253,824
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 08/01/2024)	235,000	233,752
3.50%, 07/01/2036 (Callable 01/01/2025)	20,000	19,936
4.50%, 01/01/2049 (Callable 07/01/2027)	570,000	569,713
4.50%, 07/01/2049 (Callable 07/01/2027)	180,000	179,999
Yamhill County Hospital Authority, 2.50%, 11/15/2028 (Callable 07/22/2024)	1,830,000	1,669,777
		7,784,082
Pennsylvania - 2.0%
Bucks County Industrial Development Authority, 5.00%, 07/01/2025	350,000	346,994
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 09/01/2024)	130,000	130,017
4.00%, 09/01/2028 (Callable 09/01/2024)	165,000	165,018
4.00%, 09/01/2029 (Callable 09/01/2024)	170,000	170,020
4.00%, 09/01/2030 (Callable 09/01/2024)	175,000	175,019
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,009,547
City of Bradford PA, 2.50%, 11/01/2025	395,000	384,880
City of Erie Higher Education Building Authority
5.00%, 05/01/2025	160,000	160,090
5.00%, 05/01/2027	225,000	227,028

The accompanying notes are an integral part of these financial statements.

141

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
City of Scranton PA
5.00%, 09/01/2025	$ 405,000	$ 408,161
5.00%, 09/01/2026	420,000	426,653
5.00%, 09/01/2027	440,000	451,054
City of York PA, 5.00%, 11/15/2025	1,505,000	1,509,143
County of Allegheny PA, 4.29% (SOFR + 0.55%), 11/01/2026 (Callable 08/01/2024)	1,520,000	1,511,960
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,451,800
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 01/01/2025)	490,000	491,751
5.00%, 01/01/2029 (Callable 01/01/2025)	190,000	191,100
Delaware Valley Regional Finance Authority, 4.54% (1 mo. Term SOFR + 0.88%), 09/01/2048 (Callable 09/01/2024)	2,000,000	2,000,927
East Hempfield Township Industrial Development Authority, 5.00%, 07/01/2029 (Callable 07/01/2024)	1,730,000	1,730,000
Health Care Facilities Authority of Sayre, 4.54% (3 mo. LIBOR US + 0.78%), 12/01/2024 (Callable 08/01/2024)(f)	65,000	64,954
Indiana County Municipal Services Authority
5.00%, 10/01/2027	310,000	319,109
5.00%, 10/01/2028	325,000	337,197
Latrobe Industrial Development Authority
5.00%, 03/01/2027	395,000	398,608
5.00%, 03/01/2028	215,000	217,613
5.00%, 03/01/2029	150,000	152,303
5.00%, 03/01/2030	125,000	126,959
Lycoming County Authority, 4.75%, 11/01/2043(a)	1,250,000	1,252,287
Montgomery County Industrial Development Authority/PA
4.00%, 12/01/2024	200,000	199,673
4.00%, 12/01/2025	390,000	387,906
North Penn Water Authority, 4.44% (SIFMA Municipal Swap Index + 0.56%), 11/01/2024 (Callable 07/22/2024)	845,000	845,014
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)	635,000	636,472
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029(c)	3,000,000	3,149,419
5.00%, 06/30/2030(c)	1,500,000	1,584,142

	Par	Value
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2025	$ 2,000,000	$ 2,008,843
5.00%, 01/01/2025	485,000	487,144
5.00%, 01/01/2026	1,250,000	1,270,088
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029(c)	725,000	759,172
Pennsylvania Higher Educational Facilities Authority, 5.00%, 05/01/2025	575,000	580,245
Pennsylvania Housing Finance Agency
4.00%, 10/01/2046 (Callable 04/01/2026)	665,000	661,838
4.00%, 10/01/2049 (Callable 10/01/2028)	2,315,000	2,303,881
4.25%, 10/01/2052 (Callable 04/01/2032)	1,075,000	1,075,945
6.25%, 10/01/2053 (Callable 04/01/2033)	4,000,000	4,341,322
Pennsylvania Turnpike Commission, 5.00%, 12/01/2028	450,000	468,037
Reading School District, 0.00%, 01/15/2026(e)	670,000	627,693
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2025	40,000	40,631
State Public School Building Authority, 0.00%, 05/15/2028(e)	2,075,000	1,774,184
Township of North Fayette PA, 4.00%, 04/15/2025 (Callable 08/01/2024)	210,000	210,025
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2024	450,000	450,000
4.00%, 07/01/2025	550,000	548,151
4.00%, 07/01/2026	725,000	720,428
5.00%, 07/01/2029	1,555,000	1,593,783
Wilkes-Barre Finance Authority, 5.00%, 11/01/2024	40,000	40,124
		42,574,352
Puerto Rico - 0.0%(g)
Puerto Rico Public Finance Corp., 6.00%, 08/01/2026	545,000	572,083
Rhode Island - 0.6%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,310,054
5.00%, 09/15/2028	2,425,000	2,547,442
Rhode Island Housing & Mortgage Finance Corp., 3.75%, 10/01/2049 (Callable 04/01/2029)	1,025,000	1,013,310
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 06/01/2025)	1,075,000	1,085,511
		7,956,317

The accompanying notes are an integral part of these financial statements.

142

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - 1.7%
City of Myrtle Beach SC, 5.00%, 10/01/2027 (Callable 10/01/2026)	$ 1,000,000	$ 1,029,824
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026)(a)	832,000	846,145
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,156,640
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,150,000	2,158,407
5.75%, 11/15/2029 (Callable 05/15/2025)	1,700,000	1,659,305
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2036 (Callable 07/01/2025)	45,000	44,761
4.00%, 07/01/2047 (Callable 01/01/2027)	435,000	432,907
4.50%, 07/01/2048 (Callable 07/01/2027)	195,000	195,042
4.00%, 01/01/2050 (Callable 07/01/2028)	1,385,000	1,376,028
4.00%, 07/01/2050 (Callable 07/01/2029)	1,315,000	1,306,539
3.00%, 01/01/2052 (Callable 07/01/2030)	8,490,000	8,215,081
Spartanburg County School District No 5/SC, 5.00%, 03/01/2027	2,750,000	2,881,645
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025)(a)	2,671,000	2,626,309
		23,928,633
South Dakota - 0.2%
City of Rapid City SD Airport Revenue, 5.00%, 12/01/2025	310,000	312,458
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2025	100,000	98,564
3.00%, 09/01/2027	105,000	100,985
3.00%, 09/01/2028	200,000	189,582
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,500,000	2,715,050
		3,416,639
Tennessee - 1.9%
City of Jackson TN
5.00%, 04/01/2026 (Callable 04/01/2025)	1,065,000	1,070,521
5.00%, 04/01/2027 (Callable 04/01/2025)	645,000	649,369
5.00%, 04/01/2027 (Callable 04/01/2025)	20,000	20,168

	Par	Value
City of Manchester TN, 2.00%, 08/01/2028	$ 1,535,000	$ 1,440,302
City of Memphis TN Electric System Revenue, 5.00%, 12/01/2029 (Callable 12/01/2026)	2,165,000	2,243,643
City of Memphis TN Gas Revenue, 5.00%, 12/01/2029 (Callable 12/01/2026)	2,185,000	2,264,369
City of Morristown TN, 2.00%, 03/01/2029	1,635,000	1,516,668
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	2,995,281
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(b)	2,880,000	2,878,106
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,125,000	1,138,058
0.00%, 07/01/2028(e)	75,000	63,610
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	125,000	122,434
3.85%, 02/01/2048(a)	2,250,000	2,245,596
Tennergy Corp./TN
5.25%, 12/01/2026	700,000	711,982
5.50%, 12/01/2027	770,000	794,727
5.50%, 12/01/2028	1,000,000	1,038,998
5.50%, 12/01/2029	2,230,000	2,348,337
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	2,500,000	2,671,127
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 01/01/2025)	685,000	678,582
4.00%, 07/01/2039 (Callable 07/22/2024)	85,000	85,000
4.00%, 01/01/2043 (Callable 07/01/2027)	330,000	327,942
3.75%, 01/01/2050 (Callable 01/01/2029)	1,610,000	1,590,239
5.00%, 01/01/2053 (Callable 07/01/2031)	30,000	30,716
6.25%, 01/01/2054 (Callable 07/01/2032)	2,000,000	2,168,140
		31,093,915
Texas - 14.3%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031(b)	1,120,000	1,015,767
Alief Independent School District, 5.00%, 02/15/2027	1,035,000	1,081,955
Arlington Higher Education Finance Corp.
5.00%, 08/15/2024	535,000	535,690
5.00%, 08/15/2026	450,000	465,942
5.00%, 08/15/2027	530,000	558,377

The accompanying notes are an integral part of these financial statements.

143

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
4.00%, 08/15/2028	$ 370,000	$ 373,760
4.88%, 06/15/2056 (Callable 06/15/2025)(a)(b)	1,750,000	1,769,201
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026)(a)	4,000,000	4,033,830
3.50%, 11/01/2043 (Callable 05/01/2025)(a)	6,500,000	6,477,977
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2024	1,595,000	1,596,061
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025)(a)	4,000,000	4,003,522
Brazoria County Municipal Utility District No 17, 4.00%, 09/01/2024 (Callable 08/01/2024)	175,000	175,014
Brookfield Water Control & Improvement District, 7.00%, 09/01/2028	415,000	473,247
Central Texas Turnpike System
0.00%, 08/15/2026(e)	9,060,000	8,382,120
5.00%, 08/15/2027 (Callable 08/15/2024)	545,000	545,718
Chisum Independent School District
5.00%, 08/15/2026	620,000	641,191
5.00%, 08/15/2027	325,000	341,610
Cimarron Municipal Utility District, 4.00%, 03/01/2025	70,000	70,150
City of Dallas Housing Finance Corp.
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	2,100,000	2,150,193
3.50%, 02/01/2044 (Callable 06/01/2025)(a)	1,900,000	1,874,178
City of Dallas TX Hotel Occupancy Tax Revenue, 4.00%, 08/15/2030 (Callable 08/15/2026)	1,000,000	997,655
City of Hearne TX, 3.00%, 08/01/2024	240,000	239,676
City of Houston TX, 5.50%, 12/01/2024	325,000	327,517
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2029 (Callable 09/01/2024)	1,500,000	1,503,206
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)	885,000	904,157
City of Temple TX, 5.00%, 08/01/2028	360,000	380,973
Clifton Higher Education Finance Corp., 5.00%, 08/15/2026	1,010,000	1,030,758
Collin County Municipal Utility District No 2, 7.00%, 09/01/2029	2,435,000	2,645,643
Collin County Water Control & Improvement District No 3, 2.00%, 09/15/2024	350,000	347,657

	Par	Value
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	$ 280,000	$ 303,568
7.00%, 08/15/2028	295,000	327,059
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2025	510,000	509,593
4.00%, 03/01/2026	535,000	540,881
4.00%, 03/01/2027	555,000	562,091
4.00%, 03/01/2028	580,000	589,146
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,454,458
Cotulla Independent School District, 5.00%, 02/15/2028	1,250,000	1,328,387
County of McLennan TX, 5.00%, 06/01/2025	240,000	241,938
County of Wise TX, 5.00%, 08/15/2026	850,000	870,828
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	2,740,000	2,869,235
5.00%, 02/15/2028	1,060,000	1,128,342
Dallas Convention Center Hotel Development Corp., 0.00%, 01/01/2025(e)	4,650,000	4,546,841
Dallas County Utility & Reclamation District, 5.00%, 02/15/2026	290,000	296,573
Decatur Hospital Authority, 5.75%, 09/01/2029	1,000,000	1,058,574
Denton Independent School District
2.00%, 08/01/2044(a)	1,450,000	1,447,932
2.00%, 08/01/2044(a)	1,045,000	1,043,275
2.00%, 08/01/2044(a)	190,000	189,705
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 02/15/2025)	220,000	222,340
Eanes Independent School District, 5.00%, 08/01/2028	1,060,000	1,135,257
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	985,000	1,056,395
Fort Bend County Municipal Utility District No 139, 4.00%, 09/01/2024	200,000	200,035
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	2,020,000	2,218,997
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	5,000,000	5,069,206
Frisco Independent School District, 0.00%, 08/15/2029(e)	100,000	83,276
Galena Park Independent School District, 0.00%, 08/15/2026(e)	1,000,000	929,044
Goliad Independent School District, 5.00%, 02/15/2026	1,005,000	1,032,421
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	3,720,000	3,825,029

The accompanying notes are an integral part of these financial statements.

144

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.75%, 07/01/2027	$ 865,000	$ 890,106
Harris County Municipal Utility District No 120, 3.25%, 08/01/2025 (Callable 08/01/2024)	350,000	348,748
Harris County Municipal Utility District No 63, 3.00%, 09/01/2025 (Callable 09/01/2024)	100,000	98,841
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025)(a)	8,035,000	8,021,278
Houston Independent School District, 3.50%, 06/01/2039(a)	4,885,000	4,859,216
Katy Development Authority
3.00%, 06/01/2028 (Callable 06/01/2027)	375,000	358,988
3.00%, 06/01/2029 (Callable 06/01/2027)	450,000	426,741
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,335,000	1,487,795
Kilgore Independent School District, 2.00%, 02/15/2052(a)	155,000	152,336
Klein Independent School District, 5.00%, 08/01/2028	750,000	804,140
Lake Dallas Independent School District, 0.00%, 08/15/2026(e)	1,000,000	929,238
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	531,877
6.50%, 09/01/2026	300,000	319,072
6.00%, 09/01/2027	645,000	694,979
6.50%, 09/01/2027	300,000	327,712
Leander Independent School District
5.00%, 08/15/2026	1,150,000	1,191,938
0.00%, 08/15/2036 (Callable 08/15/2024)(e)	35,000	19,854
0.00%, 08/15/2040 (Callable 08/15/2024)(e)	175,000	80,774
0.00%, 08/15/2041 (Callable 08/15/2024)(e)	435,000	176,750
0.00%, 08/15/2042 (Callable 08/15/2024)(e)	700,000	292,479
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,462,077
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 11/01/2025)(c)	3,775,000	3,811,210
Lower Colorado River Authority, 4.75%, 01/01/2028	90,000	92,095
Manor Independent School District
5.00%, 08/01/2026	100,000	103,555
5.00%, 08/01/2027	1,015,000	1,070,188
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(c)	2,000,000	2,020,683

	Par	Value
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	$ 1,080,000	$ 1,154,845
Midland Independent School District, 5.00%, 02/15/2028	2,000,000	2,126,124
Mizuho Floater/Residual Trust, 3.67%, 12/01/2037(a)(b)	10,000,000	10,000,000
Montgomery County Municipal Utility District No 105, 2.00%, 09/01/2027 (Callable 09/01/2025)	435,000	397,886
Montgomery County Municipal Utility District No 112, 3.00%, 10/01/2024	215,000	214,327
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	1,120,000	1,222,150
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 08/15/2024)	705,000	706,298
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	700,000	720,271
North Texas Tollway Authority, 0.00%, 01/01/2029(e)	7,770,000	6,655,794
Northeast Travis County Utility District/TX, 0.00%, 09/01/2024(e)	470,000	466,055
Northlake Municipal Management District No 1, 6.75%, 03/01/2027	545,000	583,475
Northside Independent School District
5.00%, 08/01/2026	500,000	518,185
5.00%, 08/01/2027	500,000	528,242
5.00%, 08/01/2028	2,880,000	3,092,474
2.00%, 06/01/2052(a)	3,640,000	3,447,922
Paseo del Este Municipal Utility District No 10, 4.00%, 08/15/2024	180,000	179,947
Port of Port Arthur Navigation District, 3.70%, 04/01/2040 (Callable 07/01/2024)(a)	3,000,000	3,000,000
Prosper Independent School District, 4.00%, 02/15/2050(a)	1,250,000	1,254,158
PSC/TX, 3.75%, 12/01/2040	6,100,000	5,843,897
San Antonio Independent School District/TX
5.00%, 08/15/2027	1,500,000	1,582,597
5.00%, 08/15/2028	750,000	804,994
Sedona Lakes Municipal Utility District No 1, 3.00%, 09/01/2024	105,000	104,689
Sienna Municipal Utility District No 4
2.00%, 09/01/2027 (Callable 09/01/2025)	500,000	457,140
2.00%, 09/01/2028 (Callable 09/01/2025)	315,000	279,862
Sienna Municipal Utility District No 6, 6.50%, 09/01/2029	1,500,000	1,610,629
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	3,500,000	3,499,379

The accompanying notes are an integral part of these financial statements.

145

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
State of Texas
4.00%, 08/01/2028 (Callable 08/01/2025)	$ 2,500,000	$ 2,502,636
3.20%, 10/01/2028 (Callable 10/01/2025)	3,000,000	2,955,464
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	2,000,000	1,952,649
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2024	335,000	334,962
2.25%, 11/15/2025	225,000	217,329
5.00%, 11/15/2026	490,000	492,084
5.00%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,058,123
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,872,737
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,000,000	1,015,416
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 03/01/2025)(a)	2,000,000	2,011,631
4.75%, 03/01/2049 (Callable 09/01/2027)	365,000	366,879
5.50%, 09/01/2052 (Callable 03/01/2032)	2,905,000	3,057,455
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	6,250,000	6,412,571
5.00%, 12/15/2028	1,500,000	1,540,140
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029)(a)	3,500,000	3,749,510
Texas Municipal Gas Acquisition and Supply Corp. I, 5.20% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2024)	8,300,000	8,297,834
Texas Municipal Gas Acquisition and Supply Corp. II, 4.63% (3 mo. Term SOFR + 1.05%), 09/15/2027	6,315,000	6,338,429
Texas State Affordable Housing Corp.
5.00%, 04/01/2043 (Callable 09/01/2025)(a)	1,500,000	1,524,060
4.25%, 03/01/2049 (Callable 03/01/2029)	300,000	299,550
5.50%, 09/01/2053 (Callable 03/01/2033)	2,970,000	3,109,842
Tioga Independent School District Public Facility Corp.
4.00%, 08/15/2024	185,000	184,880
3.25%, 08/15/2026 (Callable 08/15/2024)	195,000	189,861

	Par	Value
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 12/01/2025)(a)	$ 4,410,000	$ 4,390,731
Viridian Municipal Management District
5.00%, 12/01/2025	170,000	172,822
5.00%, 12/01/2025	100,000	101,660
4.00%, 12/01/2026 (Callable 08/01/2024)	340,000	340,005
5.00%, 12/01/2026	200,000	207,476
5.00%, 12/01/2026	195,000	202,289
5.00%, 12/01/2027	250,000	262,737
5.00%, 12/01/2028	250,000	265,666
5.00%, 12/01/2028	200,000	212,533
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,865,688
Waller County Municipal Utility District No 37, 7.25%, 09/01/2030	575,000	639,442
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	1,030,000	1,080,828
		221,273,100
Utah - 0.6%
City of Salt Lake City UT Sales and Excise Tax Revenue, 4.00%, 10/01/2027 (Callable 10/01/2025)	1,220,000	1,227,810
County of Emery UT, 4.40%, 11/01/2024 (Callable 07/01/2024)(a)	8,000,000	8,000,000
Duchesne County School District, 5.00%, 06/01/2025	200,000	201,974
Utah Charter School Finance Authority
5.00%, 04/15/2025	135,000	136,026
3.63%, 06/15/2029 (Callable 06/15/2027)(b)	550,000	525,943
Utah Housing Corp., 4.00%, 01/01/2045 (Callable 01/01/2026)	35,000	34,854
		10,126,607
Vermont - 0.8%
Mizuho Floater/Residual Trust, 3.67%, 12/01/2036 (Callable 06/01/2033)(a)(b)	6,620,000	6,620,000
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2026	695,000	693,267
5.00%, 10/15/2028 (Callable 10/15/2026)	875,000	873,181
Vermont Housing Finance Agency
4.00%, 11/01/2044 (Callable 08/01/2024)	15,000	14,908
4.00%, 11/01/2048 (Callable 05/01/2027)	545,000	541,693
4.00%, 11/01/2049 (Callable 05/01/2028)	1,445,000	1,435,639
3.75%, 11/01/2050 (Callable 05/01/2029)	895,000	884,661

The accompanying notes are an integral part of these financial statements.

146

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Vermont - (Continued)
Vermont Student Assistance Corp., 5.00%, 06/15/2025(c)	$ 825,000	$ 830,947
		11,894,296
Virginia - 1.9%
Arlington County Industrial Development Authority, 5.00%, 01/01/2026	3,750,000	3,808,266
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,000,000	947,258
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	685,000	688,843
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	5,000,000	5,146,256
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026)(a)	1,650,000	1,653,409
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025 (Callable 08/01/2024)	1,095,000	1,090,456
5.00%, 05/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,521,183
Portsmouth Redevelopment & Housing Authority, 3.50%, 07/01/2025 (Callable 07/01/2024)(a)	3,591,000	3,591,000
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,500,000	1,559,391
Virginia Public Building Authority
5.00%, 08/01/2029 (Callable 08/01/2026)(c)	3,500,000	3,577,370
5.00%, 08/01/2029	2,400,000	2,625,786
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,115,000	1,156,229
5.25%, 10/01/2029 (Callable 10/01/2024)	1,005,000	1,008,018
		28,373,465
Washington - 2.9%
Central Puget Sound Regional Transit Authority
4.75%, 02/01/2028 (Callable 08/01/2024)	185,000	186,053
4.08% (SIFMA Municipal Swap Index + 0.20%), 11/01/2045 (Callable 11/01/2025)	9,000,000	8,913,240
Central Washington University, 4.00%, 05/01/2026 (Callable 08/01/2024)	410,000	409,993

	Par	Value
City of Seattle WA Municipal Light & Power Revenue, 4.13% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	$ 8,840,000	$ 8,639,066
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025)(a)	450,000	430,941
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,270,837
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2025	735,000	737,274
5.00%, 01/01/2025	445,000	446,399
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 08/01/2024)	675,000	675,014
Seattle Housing Authority
4.00%, 09/01/2025 (Callable 03/01/2025)	6,210,000	6,228,177
1.00%, 06/01/2026 (Callable 07/22/2024)	2,000,000	1,863,013
State of Washington, 5.00%, 07/01/2024 (Callable 05/02/2024)	15,000	15,000
Tacoma Metropolitan Park District
5.00%, 12/01/2024	415,000	415,740
4.00%, 12/01/2026	195,000	192,846
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,533,549
4.00%, 12/01/2027	2,505,000	2,463,866
Washington Health Care Facilities Authority
5.00%, 10/01/2026	1,520,000	1,556,685
5.00%, 12/01/2026(b)	285,000	292,937
Washington State Housing Finance Commission
6.00%, 07/01/2025(b)	555,000	559,592
5.00%, 07/01/2028	210,000	219,928
6.50%, 07/01/2030 (Callable 07/01/2025)(b)	800,000	819,605
6.75%, 07/01/2035 (Callable 07/01/2025)(b)	1,130,000	1,160,435
		42,030,190
West Virginia - 0.6%
West Virginia Housing Development Fund, 3.00%, 11/01/2026	2,445,000	2,378,151
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	911,094
5.00%, 06/01/2028	1,030,000	1,091,800
5.00%, 06/01/2029	1,095,000	1,177,125
5.00%, 06/01/2030	1,010,000	1,099,809
		6,657,979
Wisconsin - 4.8%
City of Appleton WI Waterworks Revenue, 3.00%, 01/01/2026 (Callable 08/01/2024)	625,000	615,725

The accompanying notes are an integral part of these financial statements.

147

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 08/01/2024)	$ 150,000	$ 147,391
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	970,000	980,590
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 08/01/2024)	125,000	125,055
County of St Croix WI, 2.60%, 03/01/2027	625,000	594,987
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,523,764
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,323,328
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,304,821
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,080,346
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 08/01/2024)	175,000	172,506
Public Finance Authority
5.00%, 10/01/2024(b)	1,605,000	1,605,587
5.00%, 04/01/2025	60,000	60,279
5.00%, 07/01/2025(c)	265,000	266,681
5.00%, 07/01/2026(c)	465,000	471,442
5.00%, 07/01/2027(b)	290,000	299,314
5.00%, 07/01/2028(c)	1,245,000	1,284,050
5.00%, 07/01/2028(b)	250,000	260,501
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	1,850,000	1,887,834
5.50%, 12/15/2028 (Callable 06/01/2025)(b)	2,900,000	2,907,394
5.00%, 07/01/2029(c)	1,365,000	1,421,391
5.00%, 07/01/2029(b)	480,000	505,695
0.00%, 09/01/2029 (Callable 09/01/2026)(b)(e)	100,000	69,240
5.00%, 10/01/2029(b)	2,850,000	2,962,733
6.13%, 12/15/2029 (Callable 12/15/2027)(b)	2,500,000	2,453,051
5.00%, 07/01/2030(b)	995,000	1,057,573
5.38%, 12/15/2032 (Callable 06/01/2025)(b)	4,500,000	4,500,000
3.30%, 10/01/2046(a)	1,350,000	1,331,228
Village of Kewaskum WI
5.00%, 04/01/2026	175,000	176,350
5.00%, 04/01/2029	165,000	171,714
5.00%, 04/01/2030	330,000	346,207
Village of Waunakee WI Waterworks & Electric System Revenue, 3.20%, 10/01/2026 (Callable 08/01/2024)	225,000	218,683

	Par	Value
Wisconsin Center District
0.00%, 12/15/2024(e)	$ 125,000	$ 122,740
5.25%, 12/15/2027	50,000	51,651
0.00%, 12/15/2031(e)	1,000,000	749,086
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2025	300,000	301,692
5.00%, 07/01/2025 (Callable 07/22/2024)	660,000	660,368
2.75%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,421,846
4.00%, 09/15/2025	765,000	761,582
5.00%, 11/01/2025	245,000	243,396
5.00%, 02/15/2026	400,000	406,129
5.00%, 02/15/2026	855,000	868,122
5.00%, 10/01/2026	2,000,000	2,066,591
5.00%, 11/01/2026	710,000	702,424
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	7,000,000	7,128,260
4.00%, 09/15/2027	830,000	821,596
5.00%, 02/15/2028	515,000	534,709
5.00%, 02/15/2029	6,000,000	6,299,213
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	801,856
3.00%, 02/15/2035 (Callable 08/15/2025)	220,000	217,912
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	5,450,000	5,539,563
5.00%, 02/15/2052 (Callable 08/15/2024)(a)	2,050,000	2,049,869
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	90,000	88,948
4.00%, 03/01/2048 (Callable 03/01/2027)	170,000	169,129
4.25%, 03/01/2049 (Callable 09/01/2028)	440,000	439,556
		71,571,698
Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board
5.00%, 06/15/2025	950,000	960,849
5.00%, 06/15/2026	340,000	346,342
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	2,000,000	1,989,461
Wyoming Community Development Authority
4.00%, 12/01/2043 (Callable 06/01/2027)	110,000	109,658

The accompanying notes are an integral part of these financial statements.

148

Baird Short-Term Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wyoming - (Continued)
3.75%, 12/01/2049 (Callable 12/01/2028)	$710,000	$704,929
		4,111,239
TOTAL MUNICIPAL BONDS (Cost $1,558,940,813)		1,541,515,158
U.S. TREASURY SECURITIES - 0.7%
United States Treasury Note/Bond, 0.50%, 04/30/2027	12,000,000	10,723,691
TOTAL U.S. TREASURY SECURITIES
(Cost $10,647,918)		10,723,691
	Shares
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.96%(h)	17,497,621	17,497,621
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,497,621)		17,497,621
TOTAL INVESTMENTS - 102.1% (Cost $1,587,086,352)		$1,569,736,470
Liabilities in Excess of Other Assets - (2.1)%		(31,853,077)
TOTAL NET ASSETS - 100.0%		$1,537,883,393

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $100,813,143 or 6.6% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2024, the total value of securities subject to the AMT was $59,375,462 or 3.9% of net assets.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

149

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,541,515,158	$—	$1,541,515,158
U.S. Treasury Securities	—	10,723,691	—	10,723,691
Money Market Funds	17,497,621	—	—	17,497,621
Total Investments	$17,497,621	$1,552,238,849	$ —	$1,569,736,470

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

150

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 100.2%
Alabama - 2.6%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$ 295,000	$ 327,041
Alabama Housing Finance Authority
5.00%, 05/01/2026(a)	1,000,000	1,006,542
5.75%, 04/01/2055 (Callable 04/01/2033)	2,950,000	3,188,345
Black Belt Energy Gas District
4.00%, 12/01/2052 (Callable 09/01/2029)(a)	1,000,000	995,625
5.00%, 05/01/2053(a)	2,500,000	2,603,780
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	1,200,000	1,273,680
City of Oxford AL, 4.50%, 09/01/2041 (Callable 07/01/2024)(a)	1,000,000	1,000,000
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250,000	254,982
5.00%, 12/01/2028	1,065,000	1,089,281
5.00%, 12/01/2030	750,000	773,271
5.00%, 12/01/2031	1,000,000	1,034,817
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	2,000,000	2,007,101
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	150,000	158,905
Southeast Alabama Gas Supply District, 5.00%, 04/01/2025	2,000,000	2,009,460
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	267,934
5.00%, 05/01/2053 (Callable 05/01/2028)(a)	500,000	519,465
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,000,000	1,055,687
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	6,200,000	6,555,997
Tender Option Bond Trust Receipts/Certificates, 3.80%, 07/01/2025(a)(b)	2,000,000	2,000,000
University of South Alabama, 5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,067,847
		29,189,760
Alaska - 0.8%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	215,000	216,165
6.00%, 06/01/2054 (Callable 06/01/2033)	2,965,000	3,203,213

	Par	Value
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 07/01/2025)(c)	$ 1,845,000	$ 1,852,949
4.25%, 04/01/2031 (Callable 08/01/2024)	185,000	184,997
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,854,211
Alaska Municipal Bond Bank Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)(c)	615,000	629,794
Borough of Matanuska-Susitna AK
5.25%, 09/01/2026 (Callable 09/01/2025)	35,000	35,719
5.25%, 09/01/2028 (Callable 09/01/2025)	165,000	168,331
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 12/01/2024)	150,000	150,975
University of Alaska, 5.00%, 10/01/2028 (Callable 10/01/2025)	110,000	110,976
		8,407,330
Arizona - 2.8%
Arizona Industrial Development Authority
2.47%, 07/01/2025	80,000	78,848
3.17%, 10/01/2025	65,000	63,414
4.00%, 07/15/2026(b)	125,000	124,363
5.00%, 10/01/2028	110,000	112,933
5.00%, 11/01/2028 (Callable 05/01/2028)	750,000	786,977
4.75%, 12/15/2028 (Callable 12/15/2026)(b)	1,000,000	1,012,162
5.00%, 10/01/2029	10,000	10,334
1.76%, 09/01/2030(a)(b)	5,135,947	4,690,082
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	144,622
5.00%, 10/01/2030 (Callable 10/01/2026)(b)	105,000	100,522
3.63%, 05/20/2033	2,927,404	2,749,310
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,597,892
Chandler Industrial Development Authority
5.00%, 09/01/2042 (Callable 03/01/2027)(a)(c)	5,075,000	5,209,239
5.00%, 09/01/2052 (Callable 03/05/2027)(a)(c)	1,200,000	1,231,874
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 07/01/2025)	1,000,000	1,011,220
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,115,779

The accompanying notes are an integral part of these financial statements.

151

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 07/22/2024)	$ 75,000	$ 74,270
4.00%, 05/15/2027 (Callable 07/22/2024)	175,000	171,094
2.13%, 07/01/2033 (Callable 07/01/2029)(c)	100,000	80,396
Industrial Development Authority of the City of Phoenix Arizona, 2.95%, 07/01/2026 (Callable 07/01/2025)	1,000,000	973,597
Maricopa County Industrial Development Authority
4.50%, 07/01/2025(b)	125,000	123,650
5.00%, 07/01/2025	475,000	478,419
2.10%, 07/01/2026(b)	950,000	917,382
5.00%, 07/01/2026	680,000	692,127
5.00%, 07/01/2027	710,000	729,485
5.25%, 07/01/2033 (Callable 07/01/2030)(b)	725,000	742,531
5.00%, 01/01/2036 (Callable 01/01/2025)	1,390,000	1,422,885
5.00%, 12/01/2041 (Callable 06/01/2034)(d)	3,305,000	3,534,466
		29,979,873
Arkansas - 0.5%
Arkansas Development Finance Authority
5.32%, 09/01/2044 (Callable 07/01/2024)(a)	5,000,000	5,000,000
5.00%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,038,673
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	500,955
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	545,000	518,922
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	325,000	305,698
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	605,000	495,927
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	41,180
Henderson State University, 3.63%, 11/01/2033 (Callable 08/01/2024)	55,000	53,968
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 08/01/2024)	255,000	232,536
		8,187,859

	Par	Value
California - 3.6%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	$ 25,000	$ 25,946
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030)(a)	1,850,000	1,949,660
California Enterprise Development Authority
5.00%, 06/01/2026	200,000	206,343
5.00%, 06/01/2027	440,000	461,584
5.00%, 06/01/2028	230,000	245,557
California Health Facilities Financing Authority
4.00%, 03/01/2033 (Callable 07/22/2024)	250,000	246,282
5.00%, 08/15/2037 (Callable 08/15/2027)	100,000	103,187
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(b)	2,500,000	2,516,020
3.75%, 03/25/2035	3,855,889	3,843,555
4.38%, 09/20/2036	1,488,979	1,547,782
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,000,000	993,430
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)	630,000	632,373
4.58% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	200,000	199,229
California Public Finance Authority
2.38%, 11/15/2028 (Callable 07/22/2024)(b)	440,000	432,348
3.13%, 05/15/2029 (Callable 07/22/2024)(b)	3,250,000	3,188,613
California Statewide Communities Development Authority
5.00%, 08/01/2026 (Callable 07/22/2024)(a)	1,000,000	1,000,005
5.00%, 05/15/2034 (Callable 05/15/2026)	100,000	101,965
Calipatria Unified School District
0.00%, 08/01/2025(e)	15,000	14,197
0.00%, 08/01/2027(e)	165,000	145,697
Cathedral City Public Financing Authority, 0.00%, 08/01/2032(e)	1,085,000	788,760
City of Los Angeles Department of Airports
5.00%, 05/15/2029(c)	100,000	105,805
5.00%, 05/15/2032 (Callable 05/15/2025)(c)	1,000,000	1,009,607

The accompanying notes are an integral part of these financial statements.

152

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	$ 100,000	$ 101,405
City of Vernon CA Electric System Revenue, 5.00%, 04/01/2025	3,000,000	3,025,487
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	2,609,148	2,461,649
4.03%, 12/25/2036(a)	1,983,826	1,944,200
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	5,253,929	4,250,622
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	3,026,011	2,716,609
Golden West Schools Financing Authority, 0.00%, 08/01/2025(e)	150,000	143,549
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	1,000,000	1,012,852
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,049,464
Long Beach Bond Finance Authority, 5.17% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	707,457
Los Angeles Department of Water & Power, 5.00%, 07/01/2044 (Callable 07/01/2024)	100,000	100,000
Mayers Memorial Hospital District
0.00%, 08/01/2025(e)	130,000	123,009
0.00%, 08/01/2026(e)	230,000	207,126
0.00%, 08/01/2029(e)	165,000	128,968
0.00%, 08/01/2032(e)	210,000	140,614
0.00%, 08/01/2034(e)	260,000	154,410
Moreno Valley Unified School District/CA, 0.00%, 08/01/2025(e)	150,000	144,268
Northern California Energy Authority, 5.00%, 08/01/2025	600,000	605,969
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026)	95,000	96,739
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 06/01/2025)	100,000	101,498
Sacramento County Water Financing Authority, 4.31% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 08/01/2024)	2,520,000	2,421,152
San Marcos Public Facilities Authority, 5.00%, 09/01/2029 (Callable 09/01/2024)	200,000	200,459
San Ysidro School District, 0.00%, 08/01/2027(e)	50,000	44,486

	Par	Value
Simi Valley Unified School District, 4.00%, 08/01/2038 (Callable 08/01/2027)	$ 155,000	$ 155,871
Southern California Public Power Authority
5.00%, 09/01/2028	500,000	520,726
5.00%, 09/01/2029	650,000	681,757
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026(e)	315,000	287,918
		44,286,209
Colorado - 3.4%
Arkansas River Power Authority
5.88%, 10/01/2026	790,000	810,956
5.00%, 10/01/2029 (Callable 10/01/2028)	725,000	744,711
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,027,857
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2029(c)	2,000,000	2,119,651
5.00%, 12/01/2031 (Callable 12/01/2028)(c)	1,500,000	1,563,632
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,268,428
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027)(c)	3,410,000	3,344,706
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	1,950,000	1,937,154
2.00%, 09/01/2030 (Callable 09/01/2028)	485,000	434,902
5.00%, 10/01/2030 (Callable 10/01/2025)	100,000	98,769
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,145,753
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 08/01/2024)	750,000	718,991
5.00%, 08/01/2028	490,000	518,385
2.63%, 05/15/2029 (Callable 08/01/2024)	1,000,000	943,895
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	563,649
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,141,953
5.00%, 08/01/2044 (Callable 08/01/2029)	170,000	175,045
5.00%, 11/15/2059(a)	1,250,000	1,347,406
4.43% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	2,000,000	1,989,905

The accompanying notes are an integral part of these financial statements.

153

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	$ 4,000,000	$ 4,116,048
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,496,618
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,448,046
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,056,407
Denver Convention Center Hotel Authority, 5.00%, 12/01/2024	1,500,000	1,503,416
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 08/01/2024)	100,000	98,862
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	515,598
5.00%, 12/01/2030 (Callable 12/01/2028)	350,000	360,911
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	386,768
Lakes at Centerra Metropolitan District No 2
5.13%, 12/01/2037	1,695,000	1,747,155
5.25%, 12/01/2047	3,970,000	4,092,455
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	85,000	77,008
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 12/15/2024)	1,853,000	1,543,502
		41,338,542
Connecticut - 1.2%
City of New Haven CT, 5.00%, 08/01/2027	550,000	574,049
Connecticut Housing Finance Authority
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	752,635
3.50%, 11/15/2045 (Callable 05/15/2029)	710,000	695,523
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	825,000	806,618
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,488
3.88%, 07/01/2033 (Callable 07/03/2024)(a)	1,710,000	1,710,000
2.95%, 07/01/2049(a)	2,000,000	1,966,147
2.80%, 07/01/2057(a)	2,500,000	2,464,789

	Par	Value
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029(c)	$ 1,080,000	$ 1,136,460
5.00%, 11/15/2030(c)	1,075,000	1,139,220
5.00%, 11/15/2031(c)	750,000	801,170
5.00%, 11/15/2032(c)	320,000	344,054
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 08/01/2024)(a)	1,000,000	1,000,283
Town of Sprague CT
4.00%, 09/01/2024	40,000	39,976
4.00%, 09/01/2025	55,000	55,070
		13,546,482
District of Columbia - 0.7%
District of Columbia
5.00%, 07/01/2027	125,000	128,644
5.50%, 02/28/2034(c)	1,000,000	1,126,945
District of Columbia Housing Finance Agency, 4.10%, 09/01/2046(a)	3,000,000	3,033,190
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	101,254
3.00%, 10/01/2057 (Callable 07/01/2027)(a)	1,000,000	978,478
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027)(c)	2,000,000	2,072,885
5.00%, 10/01/2037 (Callable 10/01/2027)(c)	1,000,000	1,031,541
		8,472,937
Florida - 4.4%
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027	1,000,000	1,018,637
Capital Trust Agency, Inc.
5.25%, 12/01/2024(b)	250,000	247,909
3.38%, 07/01/2031(b)	1,000,000	962,649
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 08/01/2024)	250,000	250,121
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	368,880
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	586,904
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	364,883
5.65%, 03/01/2054 (Callable 03/01/2033)	3,750,000	4,168,130
City of Fort Lauderdale FL Water & Sewer Revenue, 4.00%, 09/01/2028 (Callable 09/01/2024)	1,250,000	1,242,509

The accompanying notes are an integral part of these financial statements.

154

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
City of Jacksonville FL
3.88%, 08/01/2036 (Callable 08/01/2024)(a)	$ 5,500,000	$ 5,500,000
3.88%, 08/01/2036 (Callable 08/01/2024)(a)	1,000,000	1,000,000
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 12/01/2025)	500,000	505,535
Collier County Educational Facilities Authority, 5.00%, 06/01/2025	1,450,000	1,453,633
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,346,343
County of Miami-Dade FL Rickenbacker Causeway Revenue
5.00%, 10/01/2024	285,000	285,359
5.00%, 10/01/2031 (Callable 10/01/2024)	160,000	160,456
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031)(c)	115,000	111,515
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029(e)	800,000	644,905
County of Palm Beach FL, 5.00%, 04/01/2029(b)	1,225,000	1,245,653
Florida Development Finance Corp.
5.00%, 11/15/2024	600,000	602,676
4.00%, 06/15/2025	445,000	441,991
5.25%, 06/15/2029 (Callable 06/15/2027)(b)	2,000,000	2,020,783
5.00%, 08/15/2032(b)	1,365,000	1,390,302
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,018,878
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	53,608
Florida Insurance Assistance Interlocal Agency, Inc., 4.67%, 09/01/2032 (Callable 07/01/2024)(a)	3,000,000	3,000,000
Greater Orlando Aviation Authority, 5.00%, 10/01/2029 (Callable 10/01/2025)(c)	1,005,000	1,016,680
Highlands County Health Facilities Authority
3.88%, 11/15/2035 (Callable 08/01/2024)(a)	1,000,000	1,000,000
3.88%, 11/15/2037 (Callable 08/01/2024)(a)	7,000,000	7,000,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,059,208

	Par	Value
Lee County Housing Finance Authority, 3.55%, 08/01/2027 (Callable 02/01/2025)(a)	$ 1,000,000	$ 991,638
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	2,645,000	2,612,207
3.40%, 04/01/2041 (Callable 04/01/2025)(a)	1,450,000	1,431,020
Orange County Health Facilities Authority, 5.00%, 08/01/2028 (Callable 08/01/2024)	300,000	300,252
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028)(a)	1,150,000	1,008,633
Palm Beach County Housing Finance Authority, 5.00%, 04/01/2026(a)	1,000,000	1,006,158
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	533,367
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 05/15/2025)	40,000	39,786
School Board of Miami-Dade County, 5.00%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,022,772
St Johns County Housing Finance Authority
3.55%, 07/01/2027 (Callable 01/01/2025)(a)	1,000,000	991,886
5.50%, 12/01/2028 (Callable 06/01/2026)(a)(b)	2,500,000	2,461,578
Sumter County Industrial Development Authority/FL, 5.00%, 07/01/2025 (Callable 08/01/2024)	500,000	500,404
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 08/01/2024)	1,495,000	1,495,700
UCF Stadium Corp., 5.00%, 03/01/2025	370,000	372,589
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,785,000	1,841,114
Volusia County Educational Facility Authority, 5.00%, 10/15/2029 (Callable 04/15/2025)	500,000	503,619
		57,180,870
Georgia - 3.7%
Atlanta Development Authority, 5.00%, 07/01/2024	200,000	200,000
Atlanta Urban Residential Finance Authority, 2.00%, 09/01/2025 (Callable 09/01/2024)(a)	1,000,000	994,630
Bartow County Development Authority
3.95%, 12/01/2032(a)	1,000,000	1,015,981
2.88%, 08/01/2043(a)	2,110,000	2,079,218

The accompanying notes are an integral part of these financial statements.

155

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	$ 200,000	$ 215,527
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	672,865
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	4,946,671
Development Authority of Appling County, 3.60%, 09/01/2041 (Callable 07/01/2024)(a)	6,000,000	6,000,000
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,105,317
Gainesville & Hall County Development Authority, 3.50%, 11/15/2033 (Callable 08/01/2024)(a)	4,400,000	4,400,000
Main Street Natural Gas, Inc.
5.00%, 12/01/2028	1,250,000	1,301,900
5.00%, 12/01/2028	150,000	156,228
4.00%, 08/01/2049 (Callable 09/01/2024)(a)	1,000,000	1,000,446
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,100,000	1,104,493
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	2,850,000	2,813,112
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	1,250,000	1,310,521
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	3,885,000	4,106,909
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	1,000,000	1,060,756
5.00%, 05/01/2054 (Callable 06/01/2031)(a)	2,000,000	2,123,633
Private Colleges & Universities Authority, 5.00%, 06/01/2027	270,000	278,655
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,059,441
		40,946,303
Hawaii - 0.4%
City & County of Honolulu HI, 4.00%, 10/01/2031 (Callable 10/01/2025)	3,000,000	3,005,742
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 07/22/2024)(c)	2,685,000	2,686,524
		5,692,266
Idaho - 0.7%
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,215,000	1,113,638
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	338,689

	Par	Value
5.00%, 05/01/2044 (Callable 05/01/2032)	$ 425,000	$ 438,307
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	534,603
5.00%, 05/01/2049 (Callable 05/01/2032)	665,000	676,238
6.00%, 07/01/2054 (Callable 01/01/2033)	5,000,000	5,476,583
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	528,664
		9,106,722
Illinois - 8.1%
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)	1,080,000	1,079,712
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 08/01/2024)	180,000	176,435
Chicago Board of Education, 0.00%, 12/01/2025(e)	1,000,000	943,040
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,127,609
Chicago Midway International Airport
5.00%, 01/01/2026(c)	1,250,000	1,271,145
5.00%, 01/01/2027(c)	445,000	457,350
Chicago O’Hare International Airport
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	1,500,000	1,505,435
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	1,000,000	1,003,624
5.00%, 01/01/2030 (Callable 01/01/2025)	630,000	633,506
5.00%, 01/01/2032 (Callable 01/01/2026)(c)	1,310,000	1,328,063
5.00%, 01/01/2033 (Callable 01/01/2025)(c)	435,000	436,500
5.00%, 01/01/2034 (Callable 01/01/2026)(c)	975,000	988,412
5.00%, 01/01/2035 (Callable 01/01/2026)(c)	805,000	815,440
5.00%, 01/01/2036 (Callable 01/01/2032)(c)	500,000	540,637
5.50%, 01/01/2055 (Callable 01/01/2032)(c)	1,255,000	1,344,348
Chicago Park District, 5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,357,522
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	2,430,000	2,435,615
City of Chicago IL
0.00%, 01/01/2029(e)	4,125,000	3,416,886

The accompanying notes are an integral part of these financial statements.

156

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.50%, 01/01/2040 (Callable 01/01/2032)	$ 1,000,000	$ 1,081,856
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 07/01/2032)	1,000,000	1,106,835
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,106,295
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	103,449
5.00%, 11/01/2028 (Callable 11/01/2024)	690,000	692,228
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	400,966
4.00%, 11/01/2032 (Callable 11/01/2024)	125,000	125,225
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,211,991
City of Springfield IL Electric Revenue
5.00%, 03/01/2031 (Callable 03/01/2025)	2,000,000	2,014,730
5.00%, 03/01/2033 (Callable 03/01/2025)	1,000,000	1,006,183
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,295,813
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027(e)	35,000	30,424
Illinois Finance Authority
5.00%, 11/01/2024	50,000	50,072
5.00%, 12/01/2024	980,000	980,930
3.00%, 05/01/2025	135,000	133,532
5.00%, 09/01/2025	1,185,000	1,181,541
5.00%, 10/01/2025	150,000	151,585
5.00%, 03/01/2026	900,000	913,068
5.00%, 04/01/2026	200,000	203,874
5.00%, 02/15/2027	420,000	425,844
5.00%, 04/01/2027	305,000	314,922
5.00%, 08/01/2027	400,000	415,286
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	510,225
5.00%, 08/01/2028	600,000	629,858
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,145,093
4.00%, 05/01/2030 (Callable 05/01/2028)	275,000	272,921
5.00%, 05/15/2030 (Callable 05/15/2025)	25,000	25,032
5.00%, 10/01/2030	750,000	786,015

	Par	Value
3.00%, 09/01/2031 (Callable 09/01/2026)	$ 1,475,000	$ 1,354,390
5.00%, 10/01/2031 (Callable 10/01/2030)	715,000	749,619
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	508,346
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	786,225
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,065,286
5.00%, 07/01/2033 (Callable 01/01/2027)	200,000	207,505
5.00%, 10/01/2033 (Callable 10/01/2030)	750,000	786,155
5.00%, 10/01/2035 (Callable 10/01/2030)	775,000	812,800
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,009,142
4.13%, 11/15/2037 (Callable 11/15/2025)	300,000	295,272
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,294,082
5.00%, 11/15/2039 (Callable 05/15/2025)	2,500,000	2,510,753
5.25%, 04/01/2043 (Callable 04/01/2034)	900,000	1,018,440
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	500,000	500,002
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,067,360
2.90%, 08/01/2031 (Callable 02/01/2026)	1,000,000	902,957
4.88% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	350,000	350,551
4.50%, 10/01/2052 (Callable 10/01/2030)	1,325,000	1,336,468
3.90%, 01/01/2064 (Callable 07/01/2024)(a)	2,000,000	2,000,000
3.90%, 07/01/2065 (Callable 07/01/2024)(a)	3,000,000	3,000,000
Illinois Sports Facilities Authority
5.00%, 06/15/2030 (Callable 06/15/2029)	2,250,000	2,371,175
5.00%, 06/15/2030	1,500,000	1,599,332
5.00%, 06/15/2031	2,025,000	2,177,294
5.25%, 06/15/2031 (Callable 07/29/2024)	600,000	601,866
Joliet Park District
5.00%, 02/01/2025	475,000	478,254
5.00%, 02/01/2025	450,000	453,083
5.00%, 02/01/2028	200,000	208,019
5.00%, 02/01/2029	200,000	210,270
5.00%, 02/01/2030	245,000	259,183

The accompanying notes are an integral part of these financial statements.

157

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 02/01/2031	$ 360,000	$ 384,060
5.00%, 02/01/2032	200,000	214,483
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	1,967,150
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 08/01/2024)	415,000	410,309
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	160,000	178,913
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	638,276
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	666,487
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	633,306
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2032 (Callable 12/01/2028)	1,000,000	1,010,194
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026(e)	200,000	185,405
0.00%, 06/15/2027(e)	4,400,000	3,922,666
5.50%, 06/15/2029	905,000	930,878
0.00%, 12/15/2034(e)	2,000,000	1,307,175
Niles Park District, 3.00%, 12/01/2032 (Callable 08/01/2024)	700,000	665,067
Northern Illinois University
5.00%, 04/01/2030	450,000	477,428
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	481,097
4.00%, 10/01/2032 (Callable 04/01/2031)	500,000	501,966
Peoria Public Building Commission, 0.00%, 12/01/2025(e)	1,000,000	938,734
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,981,289
5.00%, 11/01/2035 (Callable 11/01/2026)	1,430,000	1,461,965
Rock Island County School District No 41 Rock Island/Milan, 5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	138,512

	Par	Value
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	$ 100,000	$ 105,830
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,561,315
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	330,819
5.00%, 01/01/2033	260,000	289,734
5.00%, 01/01/2034	275,000	309,586
5.00%, 01/01/2035 (Callable 01/01/2034)	525,000	573,476
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	280,919
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	288,435
5.00%, 01/01/2036 (Callable 01/01/2034)	225,000	252,112
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	244,270
State of Illinois, 5.00%, 01/01/2026	50,000	51,025
University of Illinois, 4.00%, 04/01/2034 (Callable 04/01/2025)	650,000	648,585
Upper Illinois River Valley Development Authority
5.00%, 12/01/2025	125,000	125,987
5.00%, 12/01/2028	75,000	77,074
4.00%, 01/01/2031 (Callable 01/01/2027)(b)	215,000	209,924
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 12/01/2025)	500,000	500,703
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 03/01/2025)	3,510,000	3,527,329
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028(e)	310,000	270,055
0.00%, 01/01/2032(e)	125,000	92,449
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	149,467
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	105,298
		101,180,653
Indiana - 1.7%
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 08/01/2025)	200,000	198,017
City of Rockport IN, 3.13%, 07/01/2025	2,000,000	1,971,603

The accompanying notes are an integral part of these financial statements.

158

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Clay Multi School Building Corp., 5.00%, 07/15/2024	$ 215,000	$ 215,100
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	158,935
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,590,719
Indiana Finance Authority
5.00%, 04/01/2028	870,000	873,445
5.00%, 03/01/2036 (Callable 03/01/2025)	2,000,000	2,013,261
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	681,695
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	717,764
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	755,932
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	794,610
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,775,018
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	152,060
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2030 (Callable 01/01/2025)(c)	1,250,000	1,255,724
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,552,217
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	110,222
Plainfield Redevelopment Authority
5.00%, 02/01/2030	15,000	15,677
3.25%, 08/01/2032 (Callable 08/01/2024)	145,000	134,972
Posey County Redevelopment Authority, 5.00%, 07/15/2025	3,000,000	3,031,848
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,528,832
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	411,142
		20,938,793
Iowa - 1.9%
City of Coralville IA, 4.50%, 06/01/2032 (Callable 08/01/2024)	2,000,000	1,928,419

	Par	Value
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	$ 1,000,000	$ 1,000,494
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,017,325
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	1,000,000	974,940
4.00%, 07/01/2047 (Callable 07/01/2028)	145,000	144,059
3.25%, 07/01/2050 (Callable 07/01/2029)	90,000	87,892
3.85%, 12/01/2051 (Callable 07/01/2024)(a)	2,000,000	2,000,000
5.50%, 07/01/2053 (Callable 01/01/2033)	2,565,000	2,693,982
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	769,241
5.00%, 10/01/2037 (Callable 10/01/2030)	400,000	420,454
5.00%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,024,868
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	238,025
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	246,065
4.15%, 04/01/2036 (Callable 04/01/2032)	450,000	439,448
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	167,006
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	463,037
4.40%, 04/01/2039 (Callable 04/01/2032)	510,000	501,616
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	526,067
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	3,860,000	3,936,069
Pleasant Valley Community School District, 4.00%, 07/01/2044 (Callable 07/01/2031)	1,055,000	1,013,712
		22,592,719
Kansas - 0.8%
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026)(a)	2,300,000	2,298,933
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)	3,000,000	3,009,921
City of Maize KS, 4.00%, 10/01/2027 (Callable 10/01/2025)	1,560,000	1,562,504
City of Park City KS, 3.75%, 09/01/2026 (Callable 09/01/2024)	1,000,000	998,620

The accompanying notes are an integral part of these financial statements.

159

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
Wyandotte County-Kansas City Unified Government
0.00%, 12/01/2027(e)	$ 175,000	$ 150,617
3.00%, 08/01/2031 (Callable 08/01/2028)	2,395,000	2,219,077
		10,239,672
Kentucky - 1.5%
City of Columbia KY, 3.25%, 12/01/2028	50,000	46,149
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,755,000	1,729,524
4.70%, 06/01/2054 (Callable 03/03/2027)(a)(c)	4,000,000	4,022,997
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,340,061
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,095,159
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(e)	35,000	33,136
5.00%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,349,299
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	51,010
5.00%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,293,248
Kentucky Public Energy Authority
4.00%, 01/01/2049 (Callable 07/11/2024)(a)	2,500,000	2,506,164
4.00%, 12/01/2049 (Callable 03/01/2025)(a)	320,000	320,368
4.78% (1 mo. LIBOR US + 1.12%), 12/01/2049 (Callable 03/01/2025)(f)	700,000	701,792
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	275,000	276,171
Kentucky State Property & Building Commission, 5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	206,641
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	352,683
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	330,000	336,604
Morehead State University, 5.00%, 04/01/2028 (Callable 04/01/2025)	455,000	459,677

	Par	Value
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	$ 2,120,000	$ 2,165,745
		19,286,428
Louisiana - 0.8%
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	918,064
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026)(a)	1,500,000	1,520,288
Louisiana Local Government Environmental Facilities & Community Development Auth
4.00%, 10/01/2024	145,000	144,763
3.02%, 04/01/2031 (Callable 04/01/2025)(b)	1,132,000	1,089,716
Louisiana Public Facilities Authority
5.00%, 10/01/2024	400,000	400,043
5.00%, 05/15/2026	1,000,000	1,021,608
5.25%, 10/01/2029	580,000	621,601
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	372,962
5.25%, 10/01/2033	2,515,000	2,791,602
5.25%, 10/01/2046 (Callable 10/01/2033)	405,000	428,195
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,599,531
		10,908,373
Maine - 0.6%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	765,426
1.50%, 02/15/2035 (Callable 02/15/2028)	1,435,000	1,053,335
Finance Authority of Maine
5.00%, 12/01/2024(c)	125,000	125,464
5.00%, 12/01/2025(c)	200,000	202,402
5.00%, 12/01/2026 (c)	200,000	202,922
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	100,000	102,539
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,028,509
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,617,655
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,728,102
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	373,048
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	925,000	948,737
		8,148,139

The accompanying notes are an integral part of these financial statements.

160

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - 0.8%
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	$ 2,325,000	$ 2,186,174
Maryland Community Development Administration
4.05%, 10/01/2024	1,000,000	998,257
3.85%, 03/01/2025	2,000,000	1,985,765
0.55%, 09/01/2026	555,000	503,240
3.75%, 03/01/2050 (Callable 03/01/2029)	1,450,000	1,432,966
Maryland Economic Development Corp.
3.50%, 07/01/202(b)(c)	515,000	515,000
5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	104,554
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2025	470,000	471,101
5.00%, 07/01/2045 (Callable 01/01/2027)(a)	380,000	392,827
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,810,576
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,302,194
		11,702,654
Massachusetts - 0.9%
Massachusetts Development Finance Agency
5.00%, 07/15/2025(b)	65,000	64,821
3.98%, 10/01/2030	155,000	145,732
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	582,978
Massachusetts Educational Financing Authority
4.25%, 07/01/2032(c)	1,000,000	990,277
2.00%, 07/01/2037 (Callable 07/01/2031)(c)	2,265,000	1,936,327
4.25%, 07/01/2044 (Callable 07/01/2033)(c)	2,285,000	2,201,414
Massachusetts Port Authority, 5.00%, 07/01/2040 (Callable 07/01/2025)(c)	3,500,000	3,522,978
		9,444,527
Michigan - 2.7%
Ann Arbor School District, 3.00%, 05/01/2027	1,500,000	1,472,036
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 08/01/2024)	265,000	248,367
City of Detroit MI
5.25%, 05/01/2025	75,000	75,641

	Par	Value
6.00%, 05/01/2039 (Callable 05/01/2033)	$ 1,000,000	$ 1,162,109
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	130,409
Michigan Finance Authority
5.00%, 07/01/2024	335,000	335,000
5.00%, 07/01/2025 (Callable 08/01/2024)	140,000	140,071
5.00%, 07/01/2026 (Callable 08/01/2024)	300,000	300,166
5.25%, 02/01/2027	1,125,000	1,129,999
5.00%, 07/01/2027 (Callable 07/01/2025)	160,000	161,864
5.00%, 08/31/2028	490,000	516,100
5.00%, 02/28/2029	400,000	424,173
5.00%, 08/31/2029	500,000	533,832
4.50%, 10/01/2029 (Callable 10/01/2024)	3,550,000	3,551,672
5.00%, 07/01/2030 (Callable 08/01/2024)	165,000	165,121
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	101,070
5.00%, 05/15/2032 (Callable 05/15/2025)	2,000,000	2,015,577
5.00%, 07/01/2032 (Callable 07/01/2025)	1,700,000	1,717,802
5.00%, 05/15/2033 (Callable 05/15/2025)	1,265,000	1,275,009
5.00%, 07/01/2039 (Callable 08/01/2024)	50,000	50,024
5.00%, 10/01/2039 (Callable 10/01/2024)	1,700,000	1,702,111
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,016,736
5.00%, 07/01/2044 (Callable 08/01/2024)	180,000	180,058
Michigan State Building Authority, 3.98%, 04/15/2058 (Callable 07/01/2024)(a)	3,000,000	3,000,000
Michigan State Hospital Finance Authority, 5.00%, 11/15/2032 (Callable 05/15/2025)	255,000	257,811
Michigan State Housing Development Authority, 6.00%, 06/01/2054 (Callable 06/01/2033)	5,000,000	5,403,975
Michigan Strategic Fund
5.00%, 06/30/2032 (Callable 12/31/2028)(c)	265,000	273,680
5.00%, 12/31/2043 (Callable 12/31/2028)(c)	100,000	101,592
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	934,629
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	465,333

The accompanying notes are an integral part of these financial statements.

161

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Wayne County Airport Authority
5.00%, 12/01/2027 (Callable 12/01/2025)(c)	$ 1,000,000	$ 1,012,717
5.00%, 12/01/2028 (Callable 12/01/2025)(c)	4,650,000	4,708,461
5.00%, 12/01/2029 (Callable 12/01/2027)(c)	295,000	305,872
5.00%, 12/01/2030 (Callable 12/01/2025)(c)	160,000	161,916
		35,030,933
Minnesota - 1.9%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	244,835
City of Coon Rapids MN, 5.60%, 12/01/2039	1,746,242	1,859,353
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	200,000	201,839
5.00%, 11/15/2053 (Callable 11/15/2029)(a)	440,000	470,904
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/01/2025)(a)	100,000	99,758
City of Virginia MN
5.00%, 12/15/2026 (Callable 06/15/2025)	5,110,000	5,131,395
4.25%, 02/01/2031	425,000	420,211
County of Washington MN
2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,299,693
2.38%, 02/01/2036 (Callable 02/01/2028)	1,590,000	1,314,255
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041)(a)	2,998,107	3,065,583
Housing & Redevelopment Authority of The City of St Paul Minnesota, 4.00%, 09/01/2031 (Callable 09/01/2024)	350,000	344,799
Minnesota Higher Education Facilities Authority
4.00%, 12/01/2029	140,000	137,143
5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	107,171
Minnesota Housing Finance Agency
3.45%, 02/01/2025 (Callable 08/01/2024)	2,000,000	1,993,066
3.50%, 07/01/2050 (Callable 07/01/2029)	1,065,000	1,046,342
5.75%, 07/01/2053 (Callable 01/01/2033)	985,000	1,043,668

	Par	Value
6.25%, 07/01/2054 (Callable 01/01/2033)	$ 1,000,000	$ 1,085,273
6.50%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,104,249
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027(e)	445,000	401,922
Washington County Community Development Agency, 3.68%, 09/01/2026 (Callable 03/01/2025)(a)	1,200,000	1,197,026
		22,568,485
Mississippi - 1.3%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)	250,000	255,665
City of Oxford MS, 3.50%, 09/01/2029	50,000	45,124
City of Ridgeland MS, 3.00%, 10/01/2025	325,000	320,369
County of Hinds MS, 4.00%, 08/01/2027	140,000	140,472
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,230,464
Harrison County School District, 3.00%, 06/01/2037 (Callable 06/01/2029)	500,000	441,325
Mississippi Development Bank
5.00%, 11/01/2025	840,000	833,873
5.00%, 11/01/2026	780,000	774,622
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	102,479
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,346,938
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,531,509
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,550,599
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	128,522
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	190,951
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	397,649
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	420,600
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	436,595
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	280,524
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	434,090
4.00%, 12/01/2043 (Callable 12/01/2026)	30,000	29,824

The accompanying notes are an integral part of these financial statements.

162

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
4.65%, 12/01/2044 (Callable 06/01/2033)	$ 2,000,000	$ 2,024,012
5.00%, 12/01/2052 (Callable 06/01/2031)	2,195,000	2,254,578
6.25%, 12/01/2054 (Callable 12/01/2032)	1,200,000	1,227,566
State of Mississippi Gaming Tax Revenue, 5.00%, 10/15/2035 (Callable 10/15/2025)	1,955,000	1,971,807
Vicksburg Warren School District
5.00%, 03/01/2025	375,000	376,886
5.00%, 03/01/2028	270,000	277,451
		19,024,494
Missouri - 3.7%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,481,594
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	202,864
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	116,836
City of University City MO
5.00%, 04/01/2027	590,000	612,066
5.00%, 04/01/2028	525,000	551,794
5.00%, 04/01/2030	660,000	710,477
5.00%, 04/01/2031	715,000	778,796
5.00%, 04/01/2032	700,000	771,120
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	593,641
County of Platte MO
5.00%, 02/01/2025 (Callable 08/01/2024)	250,000	249,711
3.00%, 03/01/2027 (Callable 08/01/2024)	200,000	189,741
Fulton Public School District No 58, 5.00%, 03/01/2038 (Callable 03/01/2025)	750,000	755,837
Health & Educational Facilities Authority of the State of Missouri
3.50%, 02/01/2025 (Callable 07/23/2024)	55,000	54,988
4.00%, 02/01/2025	895,000	895,385
5.00%, 02/01/2025 (Callable 07/23/2024)	180,000	180,126
5.00%, 02/01/2025 (Callable 07/22/2024)	75,000	75,460
4.00%, 08/01/2027	810,000	786,866
5.00%, 09/01/2027	150,000	150,758

	Par	Value
5.00%, 02/01/2029 (Callable 07/23/2024)	$ 1,000,000	$ 1,000,700
5.00%, 02/01/2030 (Callable 02/01/2026)	160,000	163,017
4.00%, 08/01/2030 (Callable 08/01/2024)	670,000	639,944
4.00%, 02/01/2032 (Callable 02/01/2029)	325,000	327,838
5.00%, 05/15/2036 (Callable 05/15/2026)	875,000	893,402
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,552,785
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,238,147
Missouri Housing Development Commission, 2.35%, 11/01/2046 (Callable 05/01/2030)	730,000	501,091
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027	585,000	606,773
5.00%, 06/01/2028	650,000	683,701
5.00%, 06/01/2028	615,000	646,887
5.00%, 06/01/2030	715,000	767,941
5.00%, 06/01/2030	680,000	730,350
5.00%, 06/01/2030	360,000	384,572
5.00%, 06/01/2031	755,000	819,310
5.00%, 06/01/2031	710,000	770,477
5.00%, 06/01/2031	695,000	749,551
5.00%, 06/01/2032	790,000	866,246
5.00%, 06/01/2032	750,000	822,386
5.00%, 06/01/2032	730,000	794,927
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	4,450,000	3,867,196
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	105,000	104,389
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,012,912
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,438,933
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	912,583
3.88%, 10/01/2035 (Callable 10/01/2029)	2,665,000	2,424,269
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	42,674
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	610,047
St Louis Municipal Finance Corp.
5.00%, 02/15/2025	300,000	302,010

The accompanying notes are an integral part of these financial statements.

163

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 10/01/2045 (Callable 10/01/2030)	$ 1,000,000	$ 1,043,734
St Louis School District, 4.00%, 04/01/2029 (Callable 04/01/2026)	1,000,000	1,005,347
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	1,007,503
		39,889,702
Montana - 0.1%
City of Forsyth MT, 3.90%, 03/01/2031 (Callable 08/01/2024)(a)	200,000	191,553
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	120,000	94,839
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,677,439
		1,963,831
Nebraska - 0.9%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	1,500,000	1,580,034
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	834,797
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)	1,000,000	773,792
1.75%, 06/01/2033 (Callable 06/01/2026)	2,240,000	1,754,613
1.63%, 06/01/2034 (Callable 06/23/2026)	1,765,000	1,330,933
1.75%, 06/01/2034 (Callable 06/01/2026)	2,295,000	1,753,618
1.75%, 06/01/2035 (Callable 06/01/2026)	330,000	245,277
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 08/01/2024)	315,000	315,066
Lincoln Airport Authority
4.00%, 07/01/2035 (Callable 07/01/2031)(c)	1,045,000	1,036,754
4.00%, 07/01/2036 (Callable 07/01/2031)(c)	1,210,000	1,193,805
Madison County HospitalAuthority No 1
5.00%, 07/01/2027	585,000	598,060
5.00%, 07/01/2032 (Callable 07/01/2025)	500,000	502,445

	Par	Value
Public Power Generation Agency, 5.00%, 01/01/2027 (Callable 01/01/2025)	$ 1,800,000	$ 1,809,967
		13,729,161
Nevada - 0.3%
City of Reno NV, 5.00%, 06/01/2031 (Callable 08/01/2024)	1,000,000	976,875
County of Clark NV, 3.75%, 01/01/2036(a)	550,000	545,308
County of Washoe NV, 4.13%, 03/01/2036(a)(c)	1,000,000	1,001,725
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026	185,000	182,923
Las Vegas Redevelopment Agency, 3.13%, 06/15/2033 (Callable 06/15/2026)	50,000	45,355
State of Nevada Department of Business & Industry, 4.00%, 12/15/2025(b)	1,030,000	1,020,332
		3,772,518
New Hampshire - 1.6%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,496,470
4.26% (SIFMA Municipal Swap Index + 0.38%), 10/01/2033 (Callable 04/02/2025)(c)	1,250,000	1,249,853
4.50%, 10/01/2033	2,750,000	2,821,835
4.13%, 01/20/2034	699,604	686,356
4.38%, 09/20/2036	2,630,800	2,614,265
4.00%, 10/20/2036	1,955,056	1,882,641
Series 2024-2, Class A, 3.63%, 08/20/2039	3,998,069	3,717,621
New Hampshire Housing Finance Authority, 3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,571,547
		18,040,588
New Jersey - 3.3%
Atlantic City Board of Education, 3.40%, 08/15/2024(b)	140,000	139,752
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,000,000	1,017,032
New Jersey Economic Development Authority
5.13% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	430,000	430,473
5.63%, 01/01/2052 (Callable 08/01/2024)(c)	1,000,000	1,000,724
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 07/01/2025)	595,000	601,987

The accompanying notes are an integral part of these financial statements.

164

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
5.00%, 07/01/2026 (Callable 07/01/2025)	$ 70,000	$ 70,897
5.00%, 07/01/2027	150,000	153,011
5.00%, 07/01/2028	125,000	128,365
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 07/01/2025)	1,095,000	1,106,492
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025(c)	1,200,000	1,218,709
5.00%, 12/01/2027 (Callable 12/01/2026)(c)	1,400,000	1,430,129
5.00%, 12/01/2027(c)	775,000	797,838
4.00%, 12/01/2044 (Callable 12/01/2033)(c)	300,000	285,944
4.25%, 12/01/2045 (Callable 12/01/2034)(c)	2,990,000	2,970,919
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	2,977,754
3.45%, 10/01/2026(c)	920,000	890,666
1.80%, 10/01/2027(c)	3,655,000	3,272,057
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	325,000	298,109
0.00%, 12/15/2027(e)	1,950,000	1,721,349
0.00%, 12/15/2029(e)	4,500,000	3,694,880
New Jersey Turnpike Authority
5.00%, 01/01/2027(d)	2,500,000	2,609,281
5.00%, 01/01/2028(d)	6,000,000	6,372,708
Newark Housing Authority
5.25%, 01/01/2025	2,400,000	2,410,325
4.50%, 01/01/2028	25,000	25,466
River Dell Regional School District
1.00%, 09/01/2029	765,000	650,318
1.00%, 09/01/2030	800,000	661,405
1.00%, 09/01/2031	825,000	663,105
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	673,146
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 07/29/2024)	35,000	34,511
3.50%, 01/01/2032 (Callable 01/01/2026)	100,000	100,098
		38,407,450
New Mexico - 0.5%
City of Farmington NM, 3.88%, 06/01/2040(a)	2,500,000	2,514,616
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	990,556

	Par	Value
New Mexico Mortgage Finance Authority, 5.00%, 02/01/2042 (Callable 10/01/2024)(a)	$ 2,000,000	$ 2,003,893
Town of Clayton NM, 5.00%, 11/01/2026 (Callable 11/01/2025)	185,000	186,162
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	363,699
		6,058,926
New York - 5.1%
Albany Capital Resource Corp., 5.00%, 05/01/2031 (Callable 05/01/2026)	125,000	126,941
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	182,950
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	2,000,000	1,996,687
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029)(b)	1,100,000	1,044,808
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	358,858
City of New York NY, 3.25%, 04/01/2042 (Callable 07/01/2024)(a)	2,000,000	2,000,000
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	223,142
4.00%, 04/15/2030	250,000	243,337
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	184,011
Huntington Local Development Corp., 4.00%, 07/01/2027	535,000	521,426
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027)(a)	2,000,000	2,051,122
4.84%, 11/01/2040	2,626,823	2,773,645
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,008,187
2.10%, 11/01/2046 (Callable 07/01/2029)(a)	4,600,000	4,084,409
3.00%, 02/15/2048 (Callable 07/22/2024)	2,000,000	1,993,014
3.50%, 02/15/2048 (Callable 07/22/2024)	1,600,000	1,591,393
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,039,625
0.70%, 11/01/2060 (Callable 07/22/2024)(a)	2,165,000	2,081,606

The accompanying notes are an integral part of these financial statements.

165

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
0.90%, 11/01/2060 (Callable 10/01/2024)(a)	$ 1,500,000	$ 1,413,698
0.60%, 05/01/2061 (Callable 07/22/2024)(a)	2,755,000	2,659,797
3.80%, 11/01/2063 (Callable 06/01/2027)(a)	3,000,000	3,010,950
New York City Municipal Water Finance Authority, 5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	208,410
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	2,019,186
4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	200,809
New York State Dormitory Authority, 5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,127,432
New York State Housing Finance Agency
0.75%, 05/01/2025 (Callable 07/22/2024)	1,020,000	986,786
0.75%, 11/01/2025 (Callable 07/22/2024)	780,000	741,484
1.65%, 05/15/2039	2,514,286	1,955,881
0.65%, 11/01/2056 (Callable 07/22/2024)(a)	855,000	817,214
1.00%, 11/01/2061 (Callable 07/22/2024)(a)	2,515,000	2,322,848
New York Transportation Development Corp.
5.00%, 12/01/2027	100,000	104,578
4.25%, 06/30/2042 (Callable 06/30/2033)(c)	2,000,000	1,971,940
Onondaga Civic Development Corp.
5.00%, 10/01/2024	90,000	89,824
5.00%, 10/01/2025	225,000	223,266
3.63%, 10/01/2028 (Callable 10/01/2025)	55,000	51,155
5.00%, 10/01/2029 (Callable 10/01/2025)	150,000	146,407
4.13%, 10/01/2035 (Callable 10/01/2025)	990,000	855,034
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	184,037
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	353,355
Orange County Funding Corp., 2.63%, 07/01/2025 (Callable 08/01/2024)	125,000	122,060

	Par	Value
Port Authority of New York & New Jersey
5.00%, 10/15/2028 (Callable 10/15/2025)(c)	$ 2,000,000	$ 2,024,240
5.00%, 10/15/2029 (Callable 10/15/2025)(c)	3,105,000	3,142,632
5.00%, 07/15/2030(c)	100,000	107,344
5.00%, 05/01/2035 (Callable 05/01/2025)(c)	1,000,000	1,006,255
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	210,000	207,277
Town of Ramapo NY
3.00%, 11/01/2027 (Callable 07/22/2024)	100,000	93,219
4.13%, 05/15/2028 (Callable 08/01/2024)	115,000	106,375
Town of Watertown NY, 4.25%, 04/10/2025	1,300,000	1,300,822
Village of Freeport NY, 4.50%, 04/25/2025	3,253,831	3,276,834
		59,336,310
North Carolina - 1.2%
City of Raleigh NC, 3.85%, 02/01/2034 (Callable 08/01/2024)(a)	3,000,000	3,000,000
Inlivian, 4.00%, 04/01/2025 (Callable 04/01/2024)	3,332,000	3,330,137
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 01/01/2029)	1,205,000	1,197,526
6.25%, 01/01/2055 (Callable 07/01/2032)	1,000,000	1,084,814
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,250,000	1,270,117
Town of Cary NC, 1.63%, 09/01/2034 (Callable 09/01/2031)	2,425,000	1,862,594
University of North Carolina at Chapel Hill, 4.22% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	1,950,000	1,950,969
Winston-Salem State University, 4.25%, 06/01/2032 (Callable 07/18/2024)	50,000	50,018
		13,746,175
North Dakota - 2.5%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	10,000,000	9,990,305
City of Grand Forks ND
5.00%, 12/01/2024	100,000	100,033
5.00%, 12/01/2029	750,000	764,306

The accompanying notes are an integral part of these financial statements.

166

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
City of Horace ND
4.00%, 01/01/2025 (Callable 07/22/2024)	$ 1,000,000	$ 998,592
5.13%, 07/01/2025 (Callable 07/22/2024)	780,000	780,388
3.00%, 05/01/2027 (Callable 05/01/2026)	115,000	108,202
3.00%, 05/01/2029 (Callable 05/01/2026)	730,000	659,105
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,569,581
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	801,542
City of Mandan ND Sales Tax Revenue
4.00%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,000,441
3.00%, 09/01/2036 (Callable 09/01/2024)	255,000	220,819
City of Mayville ND, 3.75%, 08/01/2025 (Callable 08/01/2024)	1,000,000	977,624
County of Grand Forks ND, 4.00%, 10/01/2024	800,000	800,608
North Dakota Housing Finance Agency, 5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,088,134
North Dakota Public Finance Authority, 5.00%, 06/01/2040 (Callable 06/01/2025)	6,370,000	6,423,637
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 07/17/2024)	475,000	471,278
4.00%, 03/01/2032 (Callable 07/17/2024)	35,000	30,882
		26,785,477
Ohio - 3.8%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2024	200,000	200,558
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026)(c)	1,210,000	1,238,547
City of Kirtland OH, 4.50%, 04/17/2025	1,000,000	1,005,377
City of Warrensville Heights OH, 4.50%, 06/25/2025(b)	850,000	851,219
City of West Carrollton OH, 4.00%, 05/01/2025	2,535,000	2,540,013
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2026 (Callable 08/01/2024)	150,000	150,099

	Par	Value
5.00%, 08/01/2033 (Callable 08/01/2032)	$ 1,200,000	$ 1,304,559
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,490,940
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 07/17/2024)	265,000	254,177
3.00%, 11/01/2028 (Callable 07/17/2024)	275,000	266,002
County of Cuyahoga OH, 5.00%, 12/01/2026 (Callable 08/01/2024)	1,000,000	1,000,876
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	103,918
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 08/01/2024)	250,000	250,071
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2028(d)	1,000,000	1,076,193
5.00%, 12/01/2029(d)	1,000,000	1,095,178
County of Hardin OH, 4.00%, 05/01/2026	55,000	53,779
County of Montgomery OH, 3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	183,839
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,810,000	2,377,864
Lancaster Port Authority, 5.00%, 08/01/2049 (Callable 11/01/2024)(a)	810,000	814,419
Northeast Ohio Medical University
5.00%, 12/01/2024	75,000	75,207
5.00%, 12/01/2026	100,000	101,997
Ohio Air Quality Development Authority
1.38%, 02/01/2026(a)	1,000,000	985,993
4.00%, 09/01/2030(a)	2,150,000	2,152,473
4.25%, 11/01/2040(a)(c)	1,000,000	1,003,594
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032	1,190,000	1,209,150
Ohio Housing Finance Agency
3.35%, 07/01/2025(a)	410,000	410,000
6.00%, 02/01/2026 (Callable 02/01/2025)(b)	1,000,000	1,005,399
5.00%, 05/01/2027 (Callable 05/01/2026)(a)	500,000	507,679
4.70%, 01/01/2043	1,750,000	1,743,028
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	387,267
4.50%, 03/01/2050 (Callable 09/01/2028)	690,000	692,202

The accompanying notes are an integral part of these financial statements.

167

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2048 (Callable 06/01/2034)	$ 640,000	$ 688,620
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	990,507
Reynoldsburg City School District, 4.92%, 09/01/2030	4,880,000	4,984,266
State of Ohio
5.00%, 12/31/2026 (Callable 06/30/2025)(c)	1,000,000	1,007,725
5.00%, 12/31/2027 (Callable 06/30/2025)(c)	950,000	957,338
5.00%, 12/31/2035 (Callable 06/30/2025)(c)	1,700,000	1,710,325
5.00%, 12/31/2039 (Callable 06/30/2025)(c)	1,000,000	1,002,874
4.20%, 01/15/2045 (Callable 07/01/2024)(a)	2,605,000	2,605,000
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	807,536
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,014,118
University of Cincinnati
5.00%, 06/01/2030(d)	585,000	637,364
5.00%, 06/01/2031(d)	620,000	684,607
5.00%, 06/01/2032(d)	500,000	558,160
		44,180,057
Oklahoma - 1.7%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,165,144
Caddo County Educational Facilities Authority, 5.00%, 09/01/2025	690,000	697,548
Canadian County Educational Facilities Authority
5.00%, 09/01/2029	1,005,000	1,076,797
5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,808,447
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026(d)	2,000,000	2,025,038
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	1,665,000	1,761,333
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	282,952
4.00%, 09/01/2031 (Callable 09/01/2029)	500,000	492,676
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,450,227

	Par	Value
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	$ 1,290,000	$ 1,181,031
Oklahoma Development Finance Authority, 4.40%, 08/15/2031 (Callable 07/01/2024)(a)	2,850,000	2,850,000
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	201,157
4.00%, 09/01/2030	400,000	407,144
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	4,000,000	3,738,116
Tulsa Metropolitan Utility Authority, 0.05%, 04/01/2025	1,505,000	1,460,039
		21,597,649
Oregon - 0.7%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,321,109
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032)	110,000	102,051
0.00%, 06/01/2037 (Callable 06/01/2032)	245,000	226,470
Lane County School District No 40 Creswell
0.00%, 06/15/2032(e)	450,000	335,015
0.00%, 06/15/2033(e)	400,000	286,363
0.00%, 06/15/2038 (Callable 06/15/2033)(e)	925,000	496,506
Oregon Health & Science University, 5.00%, 07/01/2046 (Callable 11/01/2031)(a)	150,000	163,428
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,000,000	1,004,691
Oregon State Facilities Authority
5.00%, 10/01/2025	325,000	328,040
5.00%, 10/01/2027 (Callable 10/01/2026)	100,000	101,564
5.00%, 10/01/2028	150,000	154,526
Port of Portland OR Airport Revenue, 5.00%, 07/01/2042 (Callable 01/01/2027)(c)	1,160,000	1,179,512
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 08/01/2024)(c)	70,000	67,733
3.60%, 07/01/2034 (Callable 08/01/2024)	700,000	681,744
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	813,166
4.00%, 01/01/2047 (Callable 07/01/2025)	65,000	64,756
4.00%, 07/01/2047 (Callable 07/01/2026)	135,000	134,351

The accompanying notes are an integral part of these financial statements.

168

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
3.50%, 01/01/2051 (Callable 01/01/2029)	$ 80,000	$ 78,581
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 11/15/2024)	285,000	277,817
		9,817,423
Pennsylvania - 3.5%
Bucks County Industrial Development Authority
5.00%, 07/01/2028	1,495,000	1,466,856
5.00%, 07/01/2029	500,000	488,384
Central Bradford Progress Authority, 4.50%, 12/01/2041 (Callable 07/01/2024)(a)	950,000	950,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 07/22/2024)	45,000	44,280
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,019,095
5.00%, 08/01/2030 (Callable 08/01/2024)	125,000	125,032
5.00%, 08/01/2035 (Callable 08/01/2024)	730,000	730,038
5.00%, 08/01/2045 (Callable 08/01/2024)	500,000	483,534
City of Bradford PA
4.00%, 11/01/2026 (Callable 11/01/2025)	415,000	417,160
4.00%, 11/01/2027 (Callable 11/01/2025)	370,000	371,794
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	375,231
City of York PA
5.00%, 11/15/2025	525,000	526,445
5.00%, 11/15/2026	205,000	206,328
5.00%, 11/15/2027	220,000	222,467
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,238,020
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 09/15/2024)	50,000	46,234
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 01/01/2025)	75,000	75,268
5.00%, 01/01/2029 (Callable 01/01/2025)	30,000	30,174
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(b)	760,000	758,621

	Par	Value
Delaware Valley Regional Finance Authority, 4.54% (1 mo. Term SOFR + 0.88%), 09/01/2048 (Callable 09/01/2024)	$ 1,000,000	$ 1,000,464
East Hempfield Township Industrial Development Authority
5.00%, 12/01/2024	100,000	100,360
5.00%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,532,761
Health Care Facilities Authority of Sayre, 4.59% (3 mo. LIBOR US + 0.83%), 12/01/2031 (Callable 08/01/2024)(f)	2,355,000	2,310,652
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	359,699
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	294,715
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	284,736
Latrobe Industrial Development Authority
5.00%, 03/01/2025	110,000	110,122
5.00%, 03/01/2026	260,000	260,775
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	460,000	461,997
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	829,447
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2026	900,000	914,463
5.00%, 01/01/2027	1,100,000	1,129,884
0.00%, 01/01/2031(e)	1,405,000	1,089,092
0.00%, 01/01/2037(e)	3,495,000	2,132,734
Pennsylvania Higher Education Assistance Agency, 4.50%, 06/01/2043 (Callable 06/01/2031)(c)	1,210,000	1,210,502
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2025	200,000	201,824
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,255,175
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 10/01/2025)	155,000	133,514
5.50%, 10/01/2053	1,360,000	1,428,137
6.25%, 10/01/2053 (Callable 04/01/2033)	1,905,000	2,067,555
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	110,000	119,769

The accompanying notes are an integral part of these financial statements.

169

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.13%, 12/01/2039 (Callable 06/01/2029)	$ 505,000	$ 538,381
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	47,703
4.90%, 12/01/2044 (Callable 12/01/2026)	50,000	50,944
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,834,971
Philadelphia Gas Works Co., 5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,027,699
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 06/01/2025)	90,000	91,293
Reading School District
0.00%, 01/15/2026(e)	190,000	178,003
0.00%, 01/15/2027(e)	50,000	44,880
Redevelopment Authority of the City of Philadelphia, 5.00%, 04/15/2027 (Callable 04/15/2025)	100,000	101,142
Ridley School District
5.00%, 11/15/2050 (Callable 05/15/2032)	3,500,000	3,694,195
5.00%, 11/15/2050 (Callable 05/15/2032)	2,000,000	2,110,969
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,063,373
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,540,888
State Public School Building Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,611
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	715,224
		44,858,614
Rhode Island - 0.1%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	500,000	502,167
Rhode Island Housing & Mortgage Finance Corp., 1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	124,001
Rhode Island Student Loan Authority, 5.00%, 12/01/2028(c)	1,175,000	1,229,504
		1,855,672
South Carolina - 1.3%
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	515,230

	Par	Value
Newberry Investing in Children’s Education, 5.00%, 12/01/2029 (Callable 12/01/2024)	$ 500,000	$ 502,176
Saluda County School District No 1/SC, 6.00%, 08/30/2024	4,000,000	4,012,257
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,000,000	2,007,820
5.75%, 11/15/2029 (Callable 05/15/2025)	1,000,000	976,062
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	126,544
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	357,319
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 06/01/2026)	465,000	472,632
South Carolina State Housing Finance & Development Authority
4.00%, 09/01/2024 (Callable 07/22/2024)	2,219,000	2,217,658
3.50%, 07/01/2043 (Callable 01/01/2026)	165,000	163,894
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025)(a)	3,500,000	3,441,438
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2025(e)	1,085,000	1,033,412
0.00%, 10/01/2026(e)	650,000	595,149
0.00%, 10/01/2031 (e)	500,000	373,809
		16,795,400
South Dakota - 0.5%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	239,721
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	103,883
5.00%, 09/01/2040 (Callable 09/01/2027)	3,130,000	3,215,237
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,000,000	2,172,040
		5,730,881
Tennessee - 1.9%
Chattanooga Health Educational & Housing Facility Board, 4.25%, 05/01/2039 (Callable 07/01/2024)(a)	4,000,000	4,000,000
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,823,464

The accompanying notes are an integral part of these financial statements.

170

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
5.00%, 04/01/2036 (Callable 04/01/2025)	$ 2,000,000	$ 2,008,001
Cleveland Housing Authority, 4.00%, 08/01/202(a)(b)	300,000	299,803
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	942,021
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	101,753
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	48,974
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	882,189
New Memphis Arena Public Building Authority
0.00%, 04/01/2028	1,990,000	1,823,270
0.00%, 04/01/2031	1,670,000	1,515,595
Tennergy Corp./TN
5.50%, 12/01/2028	1,000,000	1,038,998
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	2,500,000	2,671,127
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	125,000	126,937
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 01/01/2025)	1,205,000	1,197,449
4.00%, 07/01/2048 (Callable 01/01/2027)	95,000	94,459
4.50%, 07/01/2049 (Callable 01/01/2028)	15,000	15,039
6.25%, 01/01/2054 (Callable 07/01/2032)	1,500,000	1,626,105
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026)(a)	3,561,000	3,632,970
		23,848,154
Texas - 8.0%
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 02/15/2025)	1,675,000	1,685,297
4.88%, 06/15/2056 (Callable 06/15/2025)(a)(b)	1,250,000	1,263,715
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,940,832
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,336,014

	Par	Value
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	$ 825,000	$ 858,574
Boerne Independent School District
3.85%, 12/01/2043 (a)	3,000,000	3,046,007
4.00%, 02/01/2054(a)	1,000,000	1,024,081
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030)(c)	5,000	4,966
Central Texas Turnpike System, 0.00%, 08/15/2026(e)	1,750,000	1,619,063
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	50,000	48,295
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 08/01/2024)	105,000	102,756
City of Austin TX Airport System Revenue, 5.00%, 11/15/2035 (Callable 11/15/2026)(c)	1,805,000	1,840,399
City of Brownsville TX
5.00%, 02/15/2026	180,000	184,509
5.00%, 02/15/2027	250,000	260,608
5.00%, 02/15/2028	225,000	238,044
5.00%, 02/15/2029	400,000	429,201
5.00%, 02/15/2030	520,000	565,164
5.00%, 02/15/2031	585,000	642,672
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	109,713
City of Dallas Housing Finance Corp., 5.00%, 07/01/2042 (Callable 01/01/2027)(a)	1,270,000	1,300,355
City of Fort Worth TX
5.00%, 09/01/2031	746,000	802,958
5.00%, 09/01/2032 (Callable 09/01/2031)	787,000	846,477
5.00%, 09/01/2033 (Callable 09/01/2031)	828,000	888,944
5.00%, 09/01/2034 (Callable 09/01/2031)	872,000	934,986
City of Houston TX Airport System Revenue
5.00%, 07/01/2026(c)	1,010,000	1,032,711
5.00%, 07/01/2032 (Callable 07/01/2028)(c)	795,000	825,780
5.00%, 07/01/2032 (Callable 07/01/2028)(c)	120,000	124,646
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 09/01/2024)	765,000	766,519

The accompanying notes are an integral part of these financial statements.

171

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	$ 475,000	$ 513,060
City of Magnolia TX, 5.70%, 09/01/2046(b)	470,000	465,607
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	1,250,000	1,382,779
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	714,387
5.00%, 04/01/2028	100,000	105,914
3.95%, 12/01/2032 (Callable 08/01/2024)	245,000	237,558
4.25%, 12/01/2034 (Callable 12/01/2024)	310,000	305,407
5.75%, 08/15/2045 (Callable 08/15/2025)	20,000	20,256
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	579,738
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,144,110
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,371,472
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	646,714
County of Wise TX
5.00%, 08/15/2024	225,000	225,285
5.00%, 08/15/2026	330,000	338,086
5.00%, 08/15/2027	505,000	524,546
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	101,240
El Paso Housing Finance Corp., 4.50%, 03/01/2026(a)	1,250,000	1,251,454
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,769,595
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	100,000	98,578
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	9,000,000	9,124,569
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	2,971,704	2,909,245
Frisco Independent School District, 0.00%, 08/15/2029(e)	100,000	83,276
Galena Park Independent School District, 0.00%, 08/15/2026(e)	1,525,000	1,416,793
Generation Park Management District, 4.00%, 09/01/2028 (Callable 09/01/2025)	125,000	125,409

	Par	Value
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 08/01/2024)	$ 95,000	$ 87,502
Grand Parkway Transportation Corp., 5.00%, 10/01/2052 (Callable 01/01/2028)(a)	4,000,000	4,204,213
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	746,649
7.00%, 09/15/2031	545,000	676,746
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	260,577
Harris County Cultural Education Facilities Finance Corp., 4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	284,994
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025)(a)	1,000,000	998,292
Houston Independent School District, 3.50%, 06/01/2039(a)	1,750,000	1,740,763
Hunt Memorial Hospital District Charitable Health, 5.00%, 02/15/2030	1,000,000	1,029,834
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,066,433
Kerrville Health Facilities Development Corp., 5.00%, 08/15/2025	925,000	933,624
Lake Dallas Independent School District, 0.00%, 08/15/2026(e)	2,000,000	1,858,476
Lower Colorado River Authority, 4.75%, 01/01/2028	35,000	35,815
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(c)	2,055,000	2,076,252
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	157,671
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	385,620
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	316,771
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	401,557
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	422,706
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	189,256
Melissa Independent School District
5.00%, 02/01/2029	175,000	189,085
5.00%, 02/01/2031	250,000	278,651

The accompanying notes are an integral part of these financial statements.

172

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2024(b)	$ 370,000	$ 369,734
5.00%, 11/01/2031 (Callable 11/01/2024)	125,000	127,937
North Texas Tollway Authority
0.00%, 01/01/2030(e)	200,000	165,656
0.00%, 01/01/2035(e)	3,040,000	2,092,356
0.00%, 01/01/2036(e)	1,690,000	1,112,785
0.00%, 01/01/2037(e)	5,050,000	3,173,675
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	441,305
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)	2,500,000	2,564,958
Port of Port Arthur Navigation District, 3.70%, 04/01/2040 (Callable 07/01/2024)(a)	2,300,000	2,300,000
PSC/TX, 3.75%, 12/01/2040	2,450,000	2,347,139
St George Place Redevelopment Authority, 4.00%, 09/01/2025	100,000	99,686
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	3,000,000	2,928,974
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	200,000	193,181
5.00%, 11/15/2026	290,000	291,233
5.00%, 11/15/2027	1,300,000	1,309,332
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,005,152
2.75%, 02/15/2036 (Callable 07/22/2024)(a)	230,000	212,470
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	500,000	494,772
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,900,785
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2030	125,000	129,685
5.00%, 12/15/2032	2,000,000	2,096,058
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	1,250,000	1,395,935
Texas Municipal Gas Acquisition and Supply Corp. I, 5.20% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2024)	500,000	499,870

	Par	Value
Texas Municipal Gas Acquisition and Supply Corp. II, 4.63% (3 mo. Term SOFR + 1.05%), 09/15/2027	$ 2,265,000	$ 2,273,403
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	437,284
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	538,356
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	199,306
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,284,550
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	581,468
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	345,890
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	922,192
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	102,758
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	284,054
6.00%, 03/01/2028	285,000	305,987
6.00%, 03/01/2029	300,000	327,541
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	343,751
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	360,495
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 09/01/2024)	45,000	44,841
Yoakum Independent School District
5.00%, 02/15/2027	120,000	125,321
5.00%, 02/15/2028	190,000	201,915
5.00%, 02/15/2029	230,000	248,685
5.00%, 02/15/2031	575,000	641,261
5.00%, 02/15/2032	305,000	344,483
		105,686,070
Utah - 2.1%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025(c)	1,320,000	1,334,804
5.00%, 07/01/2027(c)	700,000	723,992
5.00%, 07/01/2034 (Callable 07/01/2027)(c)	1,000,000	1,029,598
5.00%, 07/01/2042 (Callable 07/01/2027)	1,000,000	1,028,482
5.00%, 07/01/2043 (Callable 07/01/2028)(c)	2,000,000	2,046,949

The accompanying notes are an integral part of these financial statements.

173

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - (Continued)
County of Emery UT, 4.40%, 11/01/2024 (Callable 07/01/2024)(a)	$ 4,000,000	$ 4,000,000
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	971,844
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	154,957
4.50%, 04/15/2037 (Callable 08/01/2024)	150,000	150,081
5.00%, 04/15/2037 (Callable 04/15/2026)	270,000	274,536
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	155,000	154,355
4.50%, 10/21/2052	5,890,226	5,649,781
6.00%, 12/21/2052	927,845	955,821
6.00%, 02/21/2053	926,119	951,321
6.50%, 05/21/2053	1,113,095	1,184,205
6.00%, 06/21/2053	1,483,234	1,528,272
6.50%, 08/21/2053	99,121	106,219
6.50%, 01/01/2054 (Callable 07/01/2032)	1,000,000	1,096,931
		23,342,148
Vermont - 0.1%
Vermont Housing Finance Agency
4.00%, 11/01/2043 (Callable 08/01/2024)	15,000	14,959
5.25%, 11/01/2052 (Callable 05/01/2032)	997,000	1,033,226
Vermont Student Assistance Corp., 5.00%, 06/15/2026(c)	50,000	50,878
		1,099,063
Virginia - 1.5%
Chesapeake Economic Development Authority, 3.65%, 02/01/2032(a)	1,520,000	1,518,087
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	3,250,000	3,345,066
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	1,500,000	1,596,800
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025 (Callable 08/01/2024)	710,000	707,054
5.00%, 05/01/2043 (Callable 05/01/2026)(a)	3,000,000	3,042,366
Portsmouth Redevelopment & Housing Authority, 3.50%, 07/01/2025 (Callable 07/01/2024)(a)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 4.18%, 01/01/2047(a)(b)	1,755,000	1,755,000

	Par	Value
Toll Road Investors Partnership II LP
0.00%, 02/15/2027(b)(e)	$ 1,449,000	$ 1,171,313
0.00%, 02/15/2028(b)(e)	740,000	558,004
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,039,594
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 11/01/2025)	1,180,000	1,192,090
Virginia Small Business Financing Authority, 5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	105,935
York County Economic Development Authority, 3.65%, 05/01/2033(a)	1,940,000	1,937,558
		18,968,867
Washington - 2.7%
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 06/01/2025)	2,000,000	2,027,477
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	100,000	112,339
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025)(a)	1,905,000	1,824,316
County of Lewis WA, 3.00%, 12/01/2026 (Callable 07/22/2024)	100,000	97,701
King County Housing Authority
5.16%, 11/01/2025	1,948,785	1,937,400
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,027,824
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	605,492
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	231,669
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	409,808
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	1,000,000	1,015,940
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	547,334
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	747,235
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	226,899
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	170,289
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	306,972

The accompanying notes are an integral part of these financial statements.

174

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.00%, 01/01/2039 (Callable 01/01/2028)	$ 500,000	$ 508,342
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 12/01/2024)	800,000	805,508
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027)(c)	4,500,000	4,613,767
4.00%, 08/01/2036 (Callable 08/01/2031)(c)	1,955,000	1,947,758
Seattle Housing Authority
4.00%, 09/01/2025 (Callable 03/01/2025)	3,000,000	3,008,781
2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	681,801
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,476,402
Tacoma Metropolitan Park District
5.00%, 12/01/2025	2,060,000	2,080,585
5.00%, 12/01/2025 (Callable 12/01/2024)	245,000	245,520
5.00%, 12/01/2025 (Callable 12/01/2024)	25,000	25,053
5.00%, 12/01/2026	95,000	96,647
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	592,397
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	24,284
Vancouver Housing Authority, 1.70%, 12/01/2024	140,000	137,947
Washington Health Care Facilities Authority
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	96,909
5.00%, 12/01/2031 (Callable 12/01/2030)(b)	200,000	215,726
5.28% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035 (Callable 08/01/2024)	150,000	150,061
4.00%, 07/01/2036 (Callable 07/01/2025)	135,000	131,876
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,551,836
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,711,478
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	103,087
Washington State Housing Finance Commission
1.90%, 12/01/2032 (Callable 06/01/2030)	1,300,000	1,044,390

	Par	Value
4.00%, 06/01/2050 (Callable 06/01/2029)	$ 295,000	$ 293,085
		34,831,935
West Virginia - 0.2%
Glenville State College, 4.00%, 06/01/2027	625,000	609,156
West Virginia Economic Development Authority, 1.00%, 01/01/2041(a)(c)	2,500,000	2,381,458
		2,990,614
Wisconsin - 5.1%
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	786,314
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,034,434
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,691,888
Hudson School District, 2.50%, 03/01/2025	1,305,000	1,289,882
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 08/01/2024)	100,000	98,575
Public Finance Authority
5.00%, 05/15/2026 (Callable 05/15/2025)(b)	1,660,000	1,661,077
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	1,125,000	1,148,007
5.50%, 12/15/2028 (Callable 06/01/2025)(b)	2,100,000	2,105,354
0.00%, 09/01/2029 (Callable 09/01/2026)(b)(e)	2,250,000	1,557,894
6.13%, 12/15/2029 (Callable 12/15/2027)(b)	1,500,000	1,471,830
5.00%, 09/01/2030(b)	1,400,000	1,239,301
4.85%, 07/01/2031(b)	475,000	419,394
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	611,391
5.00%, 03/01/2033 (Callable 03/01/2026)	5,900,000	6,037,813
4.00%, 06/01/2033 (Callable 06/01/2025)	70,000	68,903
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,162,140
5.00%, 10/01/2034 (Callable 10/01/2029)(b)	1,500,000	1,552,946
4.00%, 01/01/2046 (Callable 01/01/2027)	500,000	413,263
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,121,436
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	171,714

The accompanying notes are an integral part of these financial statements.

175

Baird Strategic Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 04/01/2035 (Callable 04/01/2033)	$ 215,000	$ 225,121
4.50%, 04/01/2039 (Callable 04/01/2033)	645,000	634,465
Waunakee Community School District, 2.50%, 04/01/2025 (Callable 08/01/2024)	250,000	246,543
Westosha Central High School District, 1.75%, 03/01/2033 (Callable 03/01/2028)	1,330,000	1,054,347
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030)(e)	1,000,000	537,953
5.25%, 12/15/2061 (Callable 12/15/2030)(b)	1,100,000	1,113,375
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2024	160,000	159,860
4.00%, 08/15/2025	230,000	228,622
4.00%, 08/15/2026	475,000	470,224
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	4,250,000	4,327,871
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	735,073
5.00%, 11/01/2029 (Callable 11/01/2026)	430,000	423,065
5.00%, 04/01/2033 (Callable 10/01/2028)	1,000,000	1,053,704
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	969,509
4.00%, 09/15/2036 (Callable 09/15/2027)	530,000	504,812
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	738,169
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	960,711
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,136,109
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	528,799
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	245,000	249,026
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,897,792
5.73%, 02/15/2053 (Callable 07/01/2024)(a)	5,000,000	5,000,000
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	2,022,668
6.13%, 10/01/2059 (Callable 10/01/2032)	1,000,000	1,017,011
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028)(b)	135,000	123,991

	Par	Value
4.38%, 07/01/2037 (Callable 07/01/2028)(b)	$ 430,000	$ 367,195
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	15,000	14,923
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 05/01/2025)(a)	1,000,000	996,197
3.88%, 11/01/2054 (Callable 11/01/2025)(a)	4,250,000	4,234,593
		61,615,284
TOTAL MUNICIPAL BONDS (Cost $1,227,497,292)		1,226,348,992

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.96%(g)	8,893,821	$8,893,821
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,893,821)		8,893,821
TOTAL INVESTMENTS - 100.9% (Cost $1,236,391,113)		$1,235,242,813
Liabilities in Excess of Other Assets - (0.9)%		(10,957,181)
TOTAL NET ASSETS - 100.0%		$1,224,285,632

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $57,851,328 or 4.7% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2024, the total value of securities subject to the AMT was $115,088,490 or 10.4% of net assets.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

176

Baird Strategic Municipal Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,226,348,992	$ —	$1,226,348,992
Money Market Funds	8,893,821	—	—	8,893,821
Total Investments	$8,893,821	$1,226,348,992	$—	$1,235,242,813

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

177

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 98.2%
Alabama - 2.2%
Alabama Housing Finance Authority
3.50%, 08/01/2025 (Callable 08/01/2024)(a)	$ 4,855,000	$ 4,850,625
5.75%, 04/01/2055 (Callable 04/01/2033)	2,000,000	2,161,590
Black Belt Energy Gas District, 5.00%, 05/01/2053(a)	4,000,000	4,166,048
City of Oxford AL, 4.50%, 09/01/2041 (Callable 07/01/2024)(a)	5,300,000	5,300,000
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,088,088
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032)(a)	4,500,000	4,824,675
		22,391,026
Alaska - 0.2%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	710,000	710,439
4.00%, 06/01/2036 (Callable 06/01/2025)	290,000	291,572
3.25%, 12/01/2044 (Callable 06/01/2029)	135,000	130,974
4.00%, 12/01/2048 (Callable 06/01/2027)	470,000	467,034
City of Valdez AK, 5.00%, 06/30/2029 (Callable 07/22/2024)	1,225,000	1,244,615
		2,844,634
Arizona - 0.4%
Arizona Industrial Development Authority, 1.76%, 09/01/2030(a)(b)	2,567,974	2,345,042
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	42,850
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	348,159
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	173,761
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	194,823
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	230,321
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	374,941
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,921,938
		5,631,835

	Par	Value
Arkansas - 0.4%
City of Little Rock AR Water Reclamation System Revenue, 5.00%, 10/01/2034 (Callable 04/01/2025)	$2,500,000	$ 2,529,353
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	1,055,000	1,018,263
University of Arkansas
5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	257,852
5.00%, 11/01/2035 (Callable 11/01/2024)	665,000	667,834
4.00%, 04/01/2037 (Callable 04/01/2029)	160,000	160,794
4.00%, 04/01/2039 (Callable 04/01/2029)	245,000	245,039
		4,879,135
California - 5.7%
Anaheim Public Financing Authority, 0.00%, 09/01/2036(c)	11,240,000	7,479,718
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,578,507
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,842,207
Buellton Union School District, 0.00%, 02/01/2034(c)	2,000,000	1,370,212
California Housing Finance Agency, 3.75%, 03/25/2035	4,819,861	4,804,444
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	2,250,000	2,234,711
Carlsbad Unified School District, 0.00%, 08/01/2035	305,000	342,323
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	75,377
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028(c)	180,000	157,763
El Monte City School District/CA, 0.00%, 08/01/2029(c)	1,640,000	1,349,841
Federal Home Loan Mortgage Corp., 4.03%, 12/25/2036(a)	2,479,782	2,430,250
Fontana Unified School District, 0.00%, 02/01/2033(c)	490,000	367,012
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026(c)	4,695,000	4,474,236
0.00%, 01/01/2028(c)	3,260,000	2,924,174
0.00%, 01/01/2030(c)	95,000	80,408
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	7,224,000	6,485,365
Gateway Unified School District/CA, 0.00%, 03/01/2037(c)	100,000	63,240

The accompanying notes are an integral part of these financial statements.

178

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026(c)	$240,000	$ 224,746
0.00%, 06/01/2028(c)	630,000	552,830
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	449,303
3.25%, 06/01/2034 (Callable 06/01/2025)	160,000	160,195
Imperial Community College District, 7.00%, 08/01/2040 (Callable 08/01/2030)	180,000	221,188
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	155,353
Long Beach Community College
District 0.00%, 06/01/2032(c)	1,540,000	1,184,443
0.00%, 06/01/2033(c)	1,560,000	1,155,294
Los Angeles Unified School District/CA, 5.00%, 07/01/2034	2,000,000	2,359,050
Merced Union High School District, 0.00%, 08/01/2048 (Callable 02/01/2025)(c)	850,000	236,856
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029(c)	75,000	63,934
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	280,000	286,127
Orange County Water District, 5.00%, 08/15/2034	285,000	315,146
Pacheco Union Elementary School
District 0.00%, 02/01/2028(c)	40,000	35,477
0.00%, 02/01/2028(c)	25,000	22,173
0.00%, 02/01/2037(c)	300,000	193,047
Pajaro Valley Unified School District, 0.00%, 08/01/2027(c)	25,000	22,637
Palmdale Elementary School District, 0.00%, 08/01/2031(c)	30,000	23,722
Paramount Unified School District, 6.38%, 08/01/2045 (Callable 02/01/2033)	325,000	390,081
Rio Hondo Community College District, 0.00%, 08/01/2042 (Callable 08/01/2034)	7,160,000	9,159,635
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	650,000	719,781
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026)(c)	85,000	57,888
San Diego Unified School District/CA, 0.00%, 07/01/2030(c)	100,000	82,208

	Par	Value
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/01/2027(c)	$1,380,000	$ 1,274,884
0.00%, 01/01/2028(c)	1,110,000	993,941
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)	1,280,000	1,331,811
Solano County Community College District, 5.00%, 08/01/2024	180,000	180,227
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 08/01/2024)(c)	25,000	13,366
Sutter Union High School District
0.00%, 08/01/2036 (Callable 08/01/2025)(c)	75,000	33,392
0.00%, 08/01/2037 (Callable 08/01/2025)(c)	50,000	20,727
0.00%, 08/01/2041 (Callable 08/01/2025)(c)	50,000	15,523
0.00%, 08/01/2043 (Callable 08/01/2025)(c)	200,000	53,518
Woodlake Union High School District, 0.00%, 08/01/2033(c)	1,000,000	657,040
		60,705,331
Colorado - 1.4%
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 06/01/2025)	1,225,000	1,239,063
Brush School District No. RE-2J, 5.00%, 12/01/2032 (Callable 12/01/2027)	395,000	415,045
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	316,061
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 12/01/2025)	925,000	887,034
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	850,138
Colorado Health Facilities Authority, 4.43% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,949,524
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)	1,000,000	1,056,489
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	285,000	299,339
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	507,202
		15,519,895

The accompanying notes are an integral part of these financial statements.

179

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - 1.9%
City of Norwalk CT, 5.00%, 08/15/2036 (Callable 08/15/2030)	$2,555,000	$ 2,846,603
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,225,275
4.00%, 11/15/2045 (Callable 05/15/2028)	2,935,000	2,917,436
4.00%, 11/15/2047 (Callable 11/15/2026)	395,000	392,707
4.00%, 05/15/2049 (Callable 11/15/2028)	1,330,000	1,321,135
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032	100,000	109,843
3.20%, 07/01/2037(a)	2,085,000	2,074,426
2.95%, 07/01/2049(a)	1,000,000	983,074
2.80%, 07/01/2057(a)	6,000,000	5,915,494
State of Connecticut, 5.00%, 11/15/2036 (Callable 11/15/2032)	180,000	203,368
University of Connecticut, 5.00%, 01/15/2031 (Callable 01/15/2027)	1,250,000	1,301,208
		19,290,569
Florida - 2.5%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 10/01/2025)(a)	1,000,000	991,079
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,939,576
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 12/01/2025)	480,000	480,905
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026(c)	40,000	37,056
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	302,134
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,036,239
County of Miami-Dade FL
0.00%, 10/01/2026(c)	50,000	46,320
0.00%, 10/01/2027(c)	330,000	295,846
5.25%, 10/01/2030	4,625,000	5,073,290
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	2,500,000	2,530,584
1.94%, 08/01/2036	5,000,000	3,788,940

	Par	Value
4.20%, 01/01/2045 (Callable 01/01/2028)	$2,195,000	$ 2,139,440
3.50%, 07/01/2051 (Callable 07/01/2029)	710,000	697,890
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,907,454
Osceola County Expressway Authority
0.00%, 10/01/2028	170,000	189,929
0.00%, 10/01/2031	60,000	72,940
Seminole County School Board, 5.00%, 07/01/2035 (Callable 07/01/2026)	145,000	148,052
		26,677,674
Georgia - 1.8%
City of Decatur GA, 3.00%, 08/01/2038 (Callable 08/01/2025)	500,000	448,075
DeKalb Newton & Gwinnett CountiesJoint Development Authority
5.00%, 06/01/2028	295,000	311,103
5.00%, 06/01/2028	230,000	242,555
Forsyth County Hospital Authority, 6.38%, 10/01/2028	5,295,000	5,664,337
Georgia Housing & Finance Authority, 3.50%, 12/01/2046 (Callable 12/01/2025)	140,000	138,896
Main Street Natural Gas, Inc.
4.00%, 08/01/2049 (Callable 09/01/2024)(a)	1,000,000	1,000,446
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,615,000	1,621,597
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	8,000,000	8,486,050
		17,913,059
Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,760,000	3,023,074
Illinois - 5.6%
Buffalo Grove Park District, 3.00%, 12/30/2024	840,000	834,405
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	125,330
City of Chicago IL
0.00%, 01/01/2027(c)	75,000	68,357
5.00%, 01/01/2034 (Callable 01/01/2025)	2,170,000	2,184,710
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2036 (Callable 05/01/2032)	70,000	77,572

The accompanying notes are an integral part of these financial statements.

180

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	$500,000	$ 508,477
City of Woodstock IL, 4.00%, 01/01/2037 (Callable 01/01/2031)	675,000	686,871
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(c)	2,785,000	2,638,437
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 12/01/2025)	1,150,000	1,173,325
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2025(c)	475,000	451,506
0.00%, 12/01/2025(c)	230,000	218,928
0.00%, 12/01/2026(c)	285,000	261,692
0.00%, 12/01/2028(c)	525,000	450,709
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,132,134
Deerfield Park District, 4.00%, 12/01/2029	240,000	244,445
DuPage County Community High School District No 100 Fenton, 5.00%, 07/15/2037 (Callable 07/15/2032)	575,000	634,930
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,509,263
Illinois Development Finance Authority
0.00%, 07/15/2025(c)	24,615,000	23,720,751
2.45%, 11/15/2039(a)	2,230,000	2,181,477
Illinois Finance Authority
5.00%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,226,966
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,894,348
5.00%, 08/01/2033 (Callable 08/01/2024)	700,000	700,672
5.00%, 02/15/2036 (Callable 02/15/2027)	215,000	222,774
4.00%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,005,221
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	501,519
4.00%, 05/01/2044 (Callable 05/01/2025)	135,000	135,356
Illinois Housing Development Authority
2.55%, 04/01/2025	590,000	580,233
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	1,300,000	1,300,004
3.10%, 02/01/2035 (Callable 02/01/2026)	875,000	785,193

	Par	Value
3.50%, 08/01/2046 (Callable 02/01/2026)	$745,000	$ 736,481
4.00%, 08/01/2048 (Callable 08/01/2027)	345,000	342,964
Illinois Municipal Electric Agency, 4.00%, 02/01/2034 (Callable 08/01/2025)	160,000	157,404
Jefferson County School District No 80 Mt Vernon, 4.00%, 06/01/2028 (Callable 06/01/2026)	120,000	119,695
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,168,997
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 08/01/2024)	700,000	697,573
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	428,777
4.00%, 12/01/2039 (Callable 12/01/2027)	1,305,000	1,303,977
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	614,754
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	304,268
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,818,870
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 01/01/2026)	375,000	367,451
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	250,865
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	485,180
Waukegan Park District, 3.13%, 12/15/2028 (Callable 08/01/2024)	390,000	367,037
Will County Community High School District No. 210, 0.00%, 01/01/2025(c)	350,000	343,782
Will County Community Unit School District No. 201-U, 0.00%, 11/01/2024(c)	1,410,000	1,391,937
Will County School District No 122, 0.00%, 10/01/2027(c)	470,000	421,356
		61,776,973

The accompanying notes are an integral part of these financial statements.

181

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - 0.9%
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/01/2026)	$735,000	$ 747,266
City of Indianapolis IN, 3.00%, 05/01/2027(a)	325,000	323,462
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,129,656
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	855,044
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	845,000	889,614
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2033 (Callable 01/01/2025)	1,780,000	1,793,828
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,234,050
Northern Wells Multi-School Building Corp., 4.00%, 07/15/2035 (Callable 07/15/2027)	160,000	161,861
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	797,884
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	414,267
		9,346,932
Iowa - 0.7%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,150,476
Iowa Finance Authority
5.00%, 08/01/2033 (Callable 08/01/2026)	175,000	180,379
5.00%, 08/01/2035 (Callable 08/01/2025)	950,000	967,634
4.00%, 07/01/2047 (Callable 07/01/2028)	870,000	864,355
4.00%, 07/01/2047 (Callable 07/01/2027)	285,000	283,255
5.50%, 07/01/2053 (Callable 01/01/2033)	2,960,000	3,108,844
		7,554,943
Kansas - 0.3%
City of Goddard KS, 5.00%, 12/01/2025 (Callable 06/01/2025)	530,000	536,433

	Par	Value
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	$60,000	$ 63,494
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028)(a)	1,615,000	1,707,565
		2,307,492
Kentucky - 0.5%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/15/2024)	2,000,000	1,944,371
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)	695,000	634,077
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026)(a)	1,615,000	1,643,513
		4,221,961
Louisiana - 4.8%
Louisiana Housing Corp., 4.00%, 01/01/2043 (Callable 07/01/2026)(a)	3,650,000	3,641,219
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	20,555,000	21,153,433
5.50%, 05/15/2032 (Callable 05/15/2026)	22,190,000	23,054,408
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	271,390
Webster Parish School District No 6 Minden, 4.00%, 03/01/2031 (Callable 03/01/2029)	840,000	852,623
		48,973,073
Maryland - 1.1%
City of Baltimore MD
5.00%, 07/01/2024	410,000	410,000
5.00%, 07/01/2028	195,000	200,101
Maryland Community Development Administration
3.25%, 08/01/2024	7,000,000	6,983,964
3.85%, 03/01/2025	2,445,000	2,427,597
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	1,425,000	1,450,167
		11,471,829
Massachusetts - 0.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(c)	1,400,000	1,142,792
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	135,000	134,575
4.00%, 12/01/2048 (Callable 06/01/2027)	600,000	596,758

The accompanying notes are an integral part of these financial statements.

182

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - (Continued)
4.00%, 06/01/2049 (Callable 12/01/2028)	$295,000	$ 293,184
3.00%, 12/01/2050 (Callable 12/01/2029)	160,000	155,095
Massachusetts State College Building Authority
0.00%, 05/01/2027(c)	625,000	565,466
0.00%, 05/01/2028(c)	5,790,000	5,065,578
		7,953,448
Michigan - 3.1%
Birmingham City School District/MI, 5.00%, 05/01/2036 (Callable 05/01/2033)	200,000	226,922
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	418,699
County of Kent MI, 4.00%, 01/01/2034 (Callable 01/01/2025)	2,060,000	2,060,651
Lakeview Public School District, 3.00%, 11/01/2034 (Callable 05/01/2032)	645,000	601,093
Michigan Finance Authority
5.00%, 10/01/2039 (Callable 10/01/2024)	1,500,000	1,501,863
6.75%, 07/01/2044 (Callable 07/01/2024)(b)	6,700,000	6,700,000
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,131,997
3.25%, 10/01/2037 (Callable 10/01/2025)	755,000	663,032
4.25%, 12/01/2049 (Callable 06/01/2028)	1,925,000	1,922,653
5.00%, 06/01/2053 (Callable 12/01/2031)	845,000	869,067
5.50%, 06/01/2053 (Callable 12/01/2031)	1,840,000	1,925,246
5.75%, 06/01/2054 (Callable 12/01/2032)	1,955,000	2,077,089
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)	4,660,000	4,773,420
5.00%, 05/01/2033 (Callable 05/01/2026)	2,595,000	2,658,160
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	970,917
		31,500,809
Minnesota - 1.2%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,494,632	2,656,219

	Par	Value
City of Hopkins MN, 4.00%, 02/01/2038 (Callable 02/01/2032)	$440,000	$ 452,244
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,901,027
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,253,519
Duluth Independent School District No 709, 2.60%, 03/01/2028	1,875,000	1,823,405
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	365,000	367,906
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,354,798
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	130,000	129,337
4.25%, 07/01/2049 (Callable 07/01/2028)	710,000	709,142
6.25%, 07/01/2054 (Callable 01/01/2033)	2,000,000	2,170,546
		12,818,143
Mississippi - 1.0%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	751,600
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	495,000	509,824
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,253,634
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,373,154
State of Mississippi, 4.00%, 06/01/2037 (Callable 06/01/2030)	500,000	510,277
West Rankin Utility Authority
5.00%, 01/01/2038 (Callable 01/01/2025)	550,000	554,545
5.00%, 01/01/2043 (Callable 01/01/2028)	4,500,000	4,802,794
		10,755,828
Missouri - 0.9%
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,143,869
Metropolitan St Louis Sewer District
5.00%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,288,199
5.00%, 05/01/2045 (Callable 05/01/2025)	2,335,000	2,359,173

The accompanying notes are an integral part of these financial statements.

183

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Missouri Housing Development Commission
1.95%, 05/01/2025	$45,000	$ 43,777
3.95%, 11/01/2040 (Callable 05/01/2025)	25,000	24,512
Normandy Schools Collaborative
3.00%, 03/01/2038 (Callable 03/01/2028)	1,950,000	1,748,405
3.00%, 03/01/2039 (Callable 03/01/2028)	2,000,000	1,774,507
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,097,986
St Louis County Special School District, 4.00%, 04/01/2034 (Callable 04/01/2029)	400,000	406,750
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	385,000	440,397
		10,327,575
Montana - 0.2%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,197,292
Flathead County School District No. 44, 4.00%, 07/01/2036 (Callable 07/01/2028)	235,000	238,459
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	535,000	422,824
3.05%, 06/01/2050 (Callable 06/01/2029)	265,000	204,653
		3,063,228
Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	5,000,000	5,266,780
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,177,415
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 01/01/2026)	400,000	404,505
4.00%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,014,697
4.00%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,005,122
Nebraska Investment Finance Authority, 3.50%, 09/01/2050 (Callable 03/01/2029)	1,285,000	1,261,843

	Par	Value
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	$20,000	$ 19,904
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	14,928
		12,165,194
Nevada - 0.2%
County of Clark NV, 5.00%, 07/01/2033 (Callable 09/09/2024)	1,925,000	1,929,726
New Jersey - 0.5%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	872,905
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	558,671
New Jersey Economic Development Authority, 0.00%, 07/01/2025(c)	135,000	130,340
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	180,000	180,392
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	600,000	602,488
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	353,007
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2030(c)	2,305,000	1,827,609
North Hudson Sewerage Authority/NJ, 0.00%, 08/01/2024(c)	500,000	498,428
		5,023,840
New Mexico - 0.5%
New Mexico Hospital Equipment Loan Council, 4.13%, 08/01/2044 (Callable 08/01/2025)	210,000	211,624
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	670,424
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	639,771
3.95%, 09/01/2040 (Callable 09/01/2024)	800,000	779,251
5.25%, 03/01/2053 (Callable 03/01/2032)	1,980,000	2,064,062
		4,365,132
New York - 1.7%
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,072,887	3,244,641

The accompanying notes are an integral part of these financial statements.

184

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
New York City Housing Development Corp., 0.70%, 11/01/2060 (Callable 07/22/2024)(a)	$1,320,000	$ 1,269,155
New York City Municipal Water Finance Authority, 4.00%, 06/15/2040 (Callable 12/15/2029)	500,000	494,265
New York State Dormitory Authority
0.00%, 07/01/2028(c)	65,000	56,353
0.00%, 07/01/2029(c)	580,000	486,708
5.00%, 03/15/2037 (Callable 09/15/2025)	155,000	156,736
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,013,386
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,612,612
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	185,000	205,210
5.50%, 10/15/2030	390,000	440,251
New York State Housing Finance Agency
1.60%, 11/01/2024 (Callable 07/22/2024)	1,290,000	1,278,818
3.60%, 11/01/2062 (Callable 06/01/2025)(a)	2,920,000	2,920,718
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	929,511
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	2,350,000	2,336,694
		20,445,058
North Carolina - 3.5%
Asheville Housing Authority, 5.00%, 11/01/2026 (Callable 11/01/2025)(a)	675,000	682,593
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	600,000	570,192
County of Wake NC
5.13%, 10/01/2026	800,000	813,282
5.00%, 05/01/2041 (Callable 05/01/2034)	2,860,000	3,231,501
Inlivian
2.55%, 05/01/2037	4,704,544	3,871,377
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	2,000,000	2,023,718
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 07/01/2029)	1,180,000	1,172,626
5.75%, 01/01/2054 (Callable 07/01/2032)	3,895,000	4,130,195

	Par	Value
Raleigh Housing Authority
5.00%, 10/01/2026(a)	$5,500,000	$ 5,537,864
5.00%, 12/01/2026(a)	7,850,000	7,928,788
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,494,186
University of North Carolina at Chapel Hill, 4.22% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	1,000,000	1,000,497
		34,456,819
North Dakota - 0.7%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	3,160,000	3,156,937
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,094,861
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	817,396
4.30%, 07/01/2039 (Callable 07/01/2033)	1,000,000	1,001,206
3.50%, 07/01/2046 (Callable 01/01/2026)	440,000	435,133
4.00%, 01/01/2050 (Callable 07/01/2028)	755,000	750,103
		7,255,636
Ohio - 3.6%
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,869,000	27,729,770
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,645,000	3,084,454
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	1,025,000	1,077,427
Ohio Housing Finance Agency
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	155,077
3.50%, 09/01/2046 (Callable 09/01/2025)	385,000	379,912
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,281,014
State of Ohio
5.00%, 02/01/2031 (Callable 02/01/2026)	1,405,000	1,441,061
5.00%, 01/01/2038 (Callable 01/01/2032)	430,000	477,472
2.75%, 01/01/2052(a)	2,195,000	2,118,076
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	341,376
		39,085,639
Oklahoma - 0.1%
Oklahoma Water Resources Board, 4.00%, 04/01/2037 (Callable 04/01/2030)	560,000	571,246

The accompanying notes are an integral part of these financial statements.

185

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - 0.6%
Clackamas Community College District
0.00%, 06/15/2028 (Callable 06/15/2025)(c)	$1,375,000	$ 1,175,070
0.00%, 06/15/2029 (Callable 06/15/2025)(c)	1,000,000	817,961
State of Oregon
4.00%, 12/01/2045 (Callable 06/01/2025)	475,000	473,233
4.00%, 12/01/2048 (Callable 12/01/2026)	830,000	826,173
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	964,234
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	813,166
4.00%, 01/01/2047 (Callable 07/01/2025)	290,000	288,913
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	937,867
		6,296,617
Pennsylvania - 0.9%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,534,324
Mckeesport Area School District, 0.00%, 10/01/2025(c)	110,000	105,363
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	195,000	193,545
3.50%, 04/01/2051 (Callable 10/01/2029)	2,055,000	2,029,313
5.50%, 10/01/2053	1,980,000	2,079,200
5.75%, 10/01/2053 (Callable 10/01/2032)	1,230,000	1,298,075
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026(c)	890,000	827,052
0.00%, 09/01/2027(c)	1,110,000	997,809
0.00%, 09/01/2028(c)	370,000	322,165
Pottsville Hospital Authority/PA, 6.50%, 07/01/2028 (Callable 07/01/2024)(b)	1,260,000	1,260,000
		10,646,846
Puerto Rico - 1.8%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026	3,585,000	3,763,149
6.00%, 08/01/2026	1,825,000	1,915,689
6.00%, 08/01/2026	1,710,000	1,794,975
6.00%, 08/01/2026	1,440,000	1,511,558
5.50%, 08/01/2027	7,690,000	8,163,643
5.50%, 08/01/2027	400,000	424,637
		17,573,651

	Par	Value
Rhode Island - 0.1%
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	$800,000	$ 785,855
South Carolina - 3.1%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	10,680,000	11,561,571
Piedmont Municipal Power Agency, 5.38%, 01/01/2025	5,255,000	5,302,905
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026)(b)	7,500,000	7,756,804
5.00%, 08/15/2041 (Callable 08/15/2026)(b)	4,165,000	4,307,612
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	2,005,000	2,294,465
		31,223,357
South Dakota - 0.1%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,094,304
Harrisburg School District No. 41-2, 2.38%, 08/01/2026	255,000	248,348
		1,342,652
Tennessee - 1.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	1,000,000	1,011,409
4.88%, 11/01/2028	1,450,000	1,498,756
3.85%, 02/01/2048(a)	1,000,000	998,043
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	3,000,000	2,809,958
Tennessee Housing Development Agency
1.75%, 07/01/2028	350,000	310,726
1.95%, 07/01/2030 (Callable 07/01/2029)	550,000	473,024
3.85%, 01/01/2035 (Callable 01/01/2025)	230,000	228,559
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	327,085
4.00%, 01/01/2043 (Callable 07/01/2027)	445,000	442,225
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,661,346
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,309,083

The accompanying notes are an integral part of these financial statements.

186

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
3.65%, 07/01/2047 (Callable 01/01/2027)	$705,000	$ 629,394
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,561,798
4.25%, 01/01/2050 (Callable 07/01/2028)	775,000	773,796
		20,035,202
Texas - 29.8%(d)
Alvarado Independent School District/TX, 2.75%,02/15/2052(a)	1,650,000	1,629,236
Anna Independent School District, 5.00%, 08/15/2035 (Callable 08/15/2026)	910,000	940,529
Arlington Higher Education Finance Corp.
4.00%, 08/15/2024	1,025,000	1,025,268
5.00%, 08/15/2024	1,010,000	1,011,303
5.00%, 08/15/2025	195,000	198,368
5.00%, 08/15/2026	500,000	517,713
4.00%, 08/15/2027 (Callable 08/15/2026)	875,000	879,649
5.00%, 08/15/2027	240,000	250,813
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	854,070
5.00%, 08/15/2028 (Callable 08/15/2024)	555,000	555,716
5.00%, 02/15/2030 (Callable 02/15/2026)	125,000	127,630
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	786,594
3.00%, 08/15/2033 (Callable 08/15/2031)	1,070,000	1,002,264
3.00%, 08/15/2033 (Callable 08/15/2031)	500,000	468,348
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	476,636
5.00%, 08/15/2033 (Callable 08/15/2024)	1,460,000	1,461,884
3.00%, 08/15/2034 (Callable 08/15/2031)	500,000	466,981
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	195,676
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	481,335
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	453,225
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	514,575
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,022,232
5.00%, 08/15/2037 (Callable 08/15/2032)	510,000	566,289

	Par	Value
4.00%, 08/15/2038 (Callable 08/15/2030)	$550,000	$ 552,288
4.00%, 08/15/2039 (Callable 08/15/2025)	495,000	481,491
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	246,691
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	250,161
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	217,359
3.00%, 08/15/2043 (Callable 08/15/2031)	210,000	168,796
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	193,897
Austin Community College District Public Facility Corp., 5.00%, 08/01/2033 (Callable 08/01/2025)	750,000	760,556
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,919,867
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	370,114
Boerne Independent School District, 3.85%, 12/01/2043(a)	1,000,000	1,015,336
Brazoria County Toll Road Authority
0.00%, 03/01/2039 (Callable 03/01/2030)	200,000	186,921
0.00%, 03/01/2041 (Callable 03/01/2030)	65,000	59,675
0.00%, 03/01/2042 (Callable 03/01/2030)	700,000	637,454
0.00%, 03/01/2044 (Callable 03/01/2030)	255,000	227,807
Centerville Independent School District
5.00%, 08/15/2036 (Callable 08/15/2033)	375,000	424,506
5.00%, 08/15/2037 (Callable 08/15/2033)	770,000	868,422
5.00%, 08/15/2038 (Callable 08/15/2033)	400,000	447,460
Chisum Independent School District, 5.00%, 08/15/2025	590,000	600,712
City of Dallas TX, 5.00%, 02/15/2031 (Callable 02/15/2027)	1,100,000	1,141,944
City of Denton TX, 5.00%, 02/15/2035 (Callable 02/15/2031)	3,055,000	3,389,026
City of Houston TX
5.50%, 12/01/2024	645,000	649,995
5.50%, 12/01/2029	16,050,000	17,287,072
5.75%, 12/01/2032	24,965,000	30,147,581
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026(c)	1,050,000	964,128

The accompanying notes are an integral part of these financial statements.

187

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
0.00%, 12/01/2027(c)	$220,000	$ 195,185
0.00%, 12/01/2028(c)	4,620,000	3,966,235
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 08/01/2024)	2,205,000	2,203,506
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	460,000	467,842
5.00%, 08/15/2027	235,000	246,654
5.00%, 08/15/2029	295,000	318,839
5.00%, 08/15/2029 (Callable 08/15/2024)	215,000	215,423
4.00%, 08/15/2031 (Callable 08/15/2027)	2,000,000	2,024,070
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	171,344
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	165,678
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	387,757
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	797,541
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	245,883
Coppell Independent School District, 0.00%, 08/15/2029(c)	200,000	166,301
County of Bexar TX
4.00%, 06/15/2030 (Callable 06/15/2026)	150,000	150,972
4.00%, 06/15/2033 (Callable 06/15/2025)	3,795,000	3,818,247
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,214,389
5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,669,089
Crowley Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2025)	2,000,000	2,033,913
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,279,850
Dallas Independent School District
4.00%, 02/15/2034 (Callable 02/15/2025)	20,715,000	20,784,715
4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	4,312,572
Decatur Hospital Authority, 5.75%, 09/01/2029	335,000	354,622
DeSoto Independent School District, 5.00%, 08/15/2032 (Callable 08/15/2024)	1,825,000	1,827,695
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 08/15/2025)	675,000	653,898

	Par	Value
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	$1,610,000	$ 1,587,111
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	4,500,000	4,562,285
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	2,971,704	2,909,245
Grand Parkway Transportation Corp.
5.00%, 10/01/2043 (Callable 04/01/2028)	3,930,000	4,079,361
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	323,526
5.85%, 10/01/2048 (Callable 10/01/2028)	700,000	754,326
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	8,570,000	8,818,739
6.25%, 07/01/2027	6,465,000	6,701,576
Harris County-Houston Sports Authority, 0.00%, 11/15/2030(c)	2,150,000	1,694,781
Houston Higher Education Finance Corp.
5.00%, 02/15/2026 (Callable 08/01/2024)	1,030,000	1,030,578
5.00%, 02/15/2034 (Callable 08/01/2024)	1,795,000	1,795,846
Kilgore Independent School District, 2.00%, 02/15/2052(a)	890,000	874,702
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	682,782
Klein Independent School District, 4.00%, 08/01/2031 (Callable 08/01/2025)	1,000,000	1,000,966
La Porte Independent School District/TX
5.00%, 02/15/2037 (Callable 08/15/2033)	2,000,000	2,288,981
5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,855,989
Leander Independent School District
0.00%, 08/15/2034 (Callable 08/15/2024)(c)	175,000	106,919
0.00%, 08/15/2035 (Callable 08/15/2024)(c)	395,000	226,895
0.00%, 08/15/2036 (Callable 08/15/2024)(c)	750,000	405,522
0.00%, 08/15/2037 (Callable 08/15/2024)(c)	700,000	376,511
0.00%, 08/15/2039 (Callable 08/15/2024)(c)	570,000	259,232
0.00%, 08/15/2040 (Callable 08/15/2024)(c)	1,030,000	475,439
0.00%, 08/15/2040 (Callable 08/15/2024)(c)	35,000	16,155
0.00%, 08/15/2041 (Callable 08/15/2024)(c)	8,965,000	3,642,669

The accompanying notes are an integral part of these financial statements.

188

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
0.00%, 08/15/2042 (Callable 08/15/2024)(c)	$1,500,000	$ 576,174
0.00%, 08/15/2043 (Callable 08/15/2024)(c)	700,000	254,557
0.00%, 08/16/2044 (Callable 08/16/2026)(c)	14,095,000	6,322,941
0.00%, 08/15/2045 (Callable 08/15/2024)(c)	2,000,000	644,855
0.00%, 08/15/2046 (Callable 08/15/2024)(c)	250,000	75,745
0.00%, 08/15/2047 (Callable 08/15/2024)(c)	540,000	153,612
0.00%, 08/15/2048 (Callable 08/15/2024)(c)	920,000	246,088
Lower Colorado River Authority, 4.75%, 01/01/2028	400,000	409,312
Maypearl Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2033)	1,000,000	1,106,231
McKinney Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2026)	1,325,000	1,328,643
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)	1,020,000	1,043,085
Mesquite Independent School District, 5.00%, 08/15/2025	5,000	5,096
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027)(c)	3,390,000	2,280,988
0.00%, 09/15/2034 (Callable 09/15/2027)(c)	1,110,000	707,902
0.00%, 09/15/2035 (Callable 09/15/2027)(c)	2,335,000	1,409,522
0.00%, 09/15/2036 (Callable 09/15/2027)(c)	1,470,000	840,495
0.00%, 09/15/2037 (Callable 09/15/2027)(c)	110,000	59,549
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	287,376
New Caney Independent School District
5.00%, 02/15/2039 (Callable 08/15/2027)	500,000	519,584
1.25%, 02/15/2050(a)	675,000	672,769
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,205,447
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,236,893
5.00%, 04/01/2042 (Callable 04/01/2027)	7,755,000	8,128,904

	Par	Value
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	$100,000	$ 100,725
North Texas Tollway Authority
0.00%, 01/01/2035(c)	2,760,000	1,899,639
0.00%, 01/01/2036(c)	1,525,000	1,004,141
0.00%, 01/01/2037(c)	4,600,000	2,890,872
0.00%, 09/01/2037 (Callable 09/01/2031)(c)	10,185,000	5,076,468
0.00%, 09/01/2043 (Callable 09/01/2031)(c)	33,650,000	10,689,616
7.00%, 09/01/2043 (Callable 09/01/2031)	8,445,000	10,241,724
6.75%, 09/01/2045 (Callable 09/01/2031)	18,025,000	21,959,112
Northside Independent School District, 2.00%, 06/01/2052(a)	2,340,000	2,216,521
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 08/15/2024)	340,000	337,756
Pasadena Independent School District, 1.50%, 02/15/2044(a)	1,710,000	1,703,693
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)	2,000,000	2,047,217
5.00%, 02/15/2042 (Callable 02/15/2026)	3,000,000	3,068,443
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2027	730,000	762,369
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	694,810
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	839,376
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	590,972
5.00%, 02/15/2043 (Callable 08/15/2025)	625,000	630,121
PSC/TX, 3.75%, 12/01/2040	4,950,000	4,742,179
Rockwall Independent School District, 5.00%, 02/15/2038 (Callable 08/01/2024)	745,000	745,558
Shiner Independent School District, 5.00%, 08/15/2040 (Callable 08/15/2032)	175,000	193,137
Socorro Independent School District
4.00%, 08/15/2033 (Callable 02/15/2027)	900,000	906,485
4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,508,613
Tarrant County Health Facilities Development Corp., 6.00%, 09/01/2024	1,050,000	1,053,845

The accompanying notes are an integral part of these financial statements.

189

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	$1,200,000	$ 1,356,855
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	446,579
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,763,595
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,431,873
4.00%, 03/01/2050 (Callable 09/01/2028)	655,000	650,670
5.50%, 09/01/2052 (Callable 03/01/2032)	2,905,000	3,057,455
Texas Municipal Gas Acquisition and Supply Corp. II, 4.63% (3 mo. Term SOFR + 1.05%), 09/15/2027	3,540,000	3,553,134
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	150,000	149,775
5.50%, 09/01/2053 (Callable 03/01/2033)	1,970,000	2,062,757
Texas Water Development Board, 4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,978,767
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 08/01/2024)	335,000	333,100
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	715,717
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	986,909
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,112,231
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	581,468
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,048,152
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)	1,200,000	1,244,761
		307,130,907
Utah - 0.9%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026)(a)	2,875,000	2,952,446
Davis School District, 3.50%, 06/01/2034 (Callable 12/01/2024)	2,000,000	1,964,500

	Par	Value
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	$375,000	$ 389,295
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 04/15/2026)	500,000	509,179
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	2,040,000	2,031,507
6.00%, 07/01/2053 (Callable 01/01/2032)	1,000,000	1,071,771
6.00%, 07/01/2054 (Callable 01/01/2033)	345,000	377,900
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	500,000	562,457
		9,859,055
Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 11/01/2025)	1,255,000	1,198,069
4.00%, 05/01/2048 (Callable 11/01/2026)	200,000	199,110
4.00%, 11/01/2048 (Callable 05/01/2027)	205,000	203,756
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,689,468
		3,290,403
Virginia - 2.1%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	2,415,000	2,448,678
Danville Industrial Development Authority, 5.25%, 10/01/2028	395,000	402,687
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	16,205,064
Virginia Public Building Authority, 5.00%, 08/01/2024	700,000	700,834
Virginia Resources Authority
0.00%, 11/01/2027(c)	520,000	464,926
5.00%, 11/01/2045 (Callable 11/01/2025)	1,000,000	1,010,246
Virginia Small Business Financing Authority, 5.25%, 10/01/2029 (Callable 10/01/2024)	1,000,000	1,003,003
		22,235,438
Washington - 3.3%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2032 (Callable 11/01/2025)	2,725,000	2,787,646

The accompanying notes are an integral part of these financial statements.

190

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
Clark County School District No 114 Evergreen
4.00%, 12/01/2038 (Callable 06/01/2030)	$1,000,000	$ 1,016,264
5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,559,860
County of King WA Sewer Revenue, 5.00%, 07/01/2034 (Callable 01/01/2025)	705,000	710,826
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,403,246
4.00%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,533,789
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,113,595
State of Washington
5.00%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,256,694
4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	960,482
5.00%, 02/01/2043 (Callable 02/01/2034)	2,250,000	2,494,190
Washington Health Care Facilities Authority
5.00%, 09/01/2030	300,000	323,020
5.00%, 09/01/2031 (Callable 09/01/2030)	175,000	188,457
5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	500,752
5.00%, 09/01/2033 (Callable 09/01/2030)	190,000	204,731
5.00%, 10/01/2038 (Callable 04/01/2025)	2,050,000	2,062,617
Washington State Housing Finance Commission
6.75%, 07/01/2035 (Callable 07/01/2025)(b)	1,850,000	1,899,827
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,460,496
4.00%, 06/01/2049 (Callable 06/01/2028)	380,000	377,712
4.00%, 06/01/2050 (Callable 06/01/2029)	1,210,000	1,202,145
7.00%, 07/01/2050 (Callable 07/01/2025)(b)	1,845,000	1,898,622
		35,954,971
Wisconsin - 3.4%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)	650,000	596,412
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	425,731

	Par	Value
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	$1,365,000	$ 1,376,076
City of Milwaukee WI Sewerage System Revenue, 3.00%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,356,154
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 09/01/2024)	820,000	819,633
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,944,809
Lodi School District/WI, 3.75%, 03/01/2037 (Callable 03/01/2025)	135,000	135,173
Public Finance Authority
5.00%, 03/01/2025	535,000	540,152
5.75%, 11/15/2044 (Callable 11/15/2024)(b)	1,100,000	1,106,838
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	1,630,000	1,674,102
0.00%, 12/15/2027(c)	1,020,000	908,335
0.00%, 12/15/2028(c)	825,000	711,969
0.00%, 12/15/2029(c)	900,000	749,306
State of Wisconsin, 5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,031,147
Town of Ledgeview WI, 5.00%, 12/01/2030 (Callable 12/01/2029)	630,000	672,989
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	290,387
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,410,141
5.00%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,535,663
Village of Pewaukee WI, 2.25%, 03/01/2025 (Callable 08/01/2024)	70,000	69,016
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	648,527
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,424,056
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,501,894
0.00%, 12/15/2034 (Callable 12/15/2030)(c)	1,810,000	1,198,859
0.00%, 12/15/2038 (Callable 12/15/2030)(c)	1,000,000	537,953

The accompanying notes are an integral part of these financial statements.

191

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2028 (Callable 08/15/2025)	$20,000	$20,252
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	73,294
4.00%, 02/15/2033 (Callable 08/15/2025)	100,000	100,171
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,035,980
4.00%, 11/15/2046 (Callable 05/15/2026)	1,470,000	1,486,247
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	335,000	331,084
4.00%, 03/01/2048 (Callable 03/01/2027)	1,115,000	1,109,285
4.00%, 03/01/2048 (Callable 03/01/2027)	385,000	382,895
4.25%, 03/01/2049 (Callable 09/01/2028)	990,000	989,000
6.00%, 03/01/2054 (Callable 09/01/2032)	1,615,000	1,758,372
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	440,580
		36,392,482
Wyoming - 0.1%
Wyoming Community Development Authority
4.00%, 12/01/2043 (Callable 06/01/2027)	50,000	49,844
4.00%, 12/01/2048 (Callable 06/01/2028)	1,210,000	1,202,726
		1,252,570
TOTAL MUNICIPAL BONDS (Cost $1,050,406,415)		1,030,266,762

	Shares	Value
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.96%(e)	13,614,896	$13,614,896
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,614,896)		13,614,896
TOTAL INVESTMENTS - 99.5% (Cost $1,064,021,311)		$ 1,043,881,658
Other Assets in Excess of Liabilities - 0.5%		5,364,615
TOTAL NET ASSETS - 100.0%		$ 1,049,246,273

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $27,274,745 or 2.6% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)
To the extent that the Fund invests more heavily in a particular industry, sector, or geographic region of the economy, its performance will be especially sensitive to developments that significantly affect those industries, sectors, or geographic regions.

(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

192

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$ 1,030,266,762	$ —	$ 1,030,266,762
Money Market Funds	13,614,896	—	—	13,614,896
Total Investments	$13,614,896	$ 1,030,266,762	$—	$ 1,043,881,658

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

193

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 99.4%
Alabama - 4.7%
Alabama Community College System
3.50%, 11/01/2025	$ 1,100,000	$ 1,096,823
5.00%, 10/01/2028 (Callable 10/01/2026)	310,000	318,924
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	547,299
Alabama Economic Settlement Authority, 4.00%, 09/15/2033 (Callable 09/15/2026)	5,810,000	5,854,919
Alabama Housing Finance Authority
3.50%, 08/01/2025 (Callable 08/01/2024)(a)	5,000,000	4,995,495
5.00%, 05/01/2026(a)	6,800,000	6,844,483
5.75%, 04/01/2055 (Callable 04/01/2033)	2,000,000	2,161,590
Auburn University, 5.00%, 06/01/2032 (Callable 06/01/2025)	1,000,000	1,011,629
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	366,768
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	508,176
Black Belt Energy Gas District
5.00%, 12/01/2024	375,000	376,270
5.00%, 12/01/2025	200,000	202,683
5.00%, 06/01/2026	250,000	254,206
4.00%, 12/01/2026	795,000	794,745
5.00%, 12/01/2026	400,000	408,810
4.00%, 12/01/2049 (Callable 09/01/2025)(a)	625,000	625,339
5.00%, 05/01/2053(a)	11,500,000	11,977,388
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	2,000,000	2,122,800
Chatom Industrial Development Board, 3.88%, 08/01/2037(a)	6,600,000	6,596,600
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 11/01/2025)	205,000	199,647
City of Oxford AL, 4.50%, 09/01/2041 (Callable 07/01/2024)(a)	2,000,000	2,000,000
City of Troy AL, 5.00%, 07/01/2031 (Callable 07/01/2025)	555,000	562,310
County of Elmore AL
4.00%, 05/01/2025	540,000	540,228
4.00%, 05/01/2026	400,000	400,711
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,577,877
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,046,477
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	570,000	592,228

	Par	Value
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2041 (Callable 10/01/2033)	$ 1,250,000	$ 1,382,007
5.25%, 10/01/2042 (Callable 10/01/2033)	5,000,000	5,514,202
5.50%, 10/01/2053 (Callable 10/01/2033)	4,000,000	4,328,837
Energy Southeast A Cooperative District
5.00%, 06/01/2030	1,605,000	1,650,869
5.00%, 06/01/2032 (Callable 03/01/2032)	1,600,000	1,690,784
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	5,225,000	5,576,754
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	785,000	772,528
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	250,542
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	13,000,000	13,046,154
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	4,620,000	4,792,229
Madison Water & Wastewater Board
4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	535,624
5.25%, 12/01/2053 (Callable 12/01/2033)	5,000,000	5,494,915
Southeast Alabama Gas Supply District
5.00%, 04/01/2027	1,000,000	1,014,205
5.00%, 04/01/2028	2,265,000	2,307,343
Southeast Energy Authority A Cooperative District
5.00%, 07/01/2025	650,000	655,961
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	7,000,000	7,502,163
5.00%, 05/01/2053 (Callable 05/01/2028)(a)	2,000,000	2,077,861
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	2,750,000	2,903,140
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	11,990,000	12,678,454
		128,158,997
Alaska - 0.6%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,245,769
5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	5,946,159

The accompanying notes are an integral part of these financial statements.

194

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alaska - (Continued)
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	$ 2,745,000	$ 2,713,755
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,570,485
State of Alaska International Airports System, 5.00%, 10/01/2033 (Callable 10/01/2025)	3,080,000	3,122,781
University of Alaska, 4.00%, 10/01/2026 (Callable 08/01/2024)	650,000	650,044
		15,248,993
Arizona - 2.0%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,618,657
Arizona Industrial Development Authority
5.00%, 05/01/2028	270,000	148,500
3.55%, 07/15/2029 (Callable 07/15/2027)	1,005,000	965,999
1.76%, 09/01/2030(a)(b)	6,847,944	6,253,458
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	528,808
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	559,121
5.00%, 07/01/2032 (Callable 07/01/2026)	205,000	209,522
3.63%, 05/20/2033	5,946,288	5,584,535
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	589,356
5.00%, 07/01/2033 (Callable 07/01/2026)	340,000	347,215
4.00%, 07/01/2034 (Callable 07/01/2026)	230,000	228,425
4.00%, 07/01/2035 (Callable 07/01/2026)	475,000	470,604
4.50%, 04/01/2044 (Callable 04/01/2033)	2,000,000	2,001,166
5.00%, 03/01/2045 (Callable 05/01/2026)(a)	1,000,000	1,017,452
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,597,892
Chandler Industrial Development Authority, 5.00%, 09/01/2052 (Callable 03/05/2027)(a)(c)	345,000	354,164
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2028(c)	1,800,000	1,883,450
5.00%, 07/01/2035 (Callable 07/01/2025)	2,450,000	2,477,490

	Par	Value
5.25%, 07/01/2047 (Callable 07/01/2033)	$ 1,000,000	$ 1,115,779
City of Tucson AZ, 5.00%, 07/01/2032 (Callable 07/01/2025)	500,000	507,945
Industrial Development Authority of the City of Phoenix Arizona, 4.00%, 10/01/2047 (Callable 10/01/2026)	115,000	107,251
Industrial Development Authority of the County of Pima
4.70%, 07/01/2044 (Callable 07/01/2033)	500,000	501,409
4.80%, 07/01/2049 (Callable 07/01/2033)	1,000,000	1,005,183
4.90%, 07/01/2054 (Callable 07/01/2033)	1,200,000	1,219,509
Industrial Development Authority of the County of Yavapai, 5.00%, 08/01/2025	600,000	607,298
La Paz County Industrial Development Authority, 5.00%, 02/15/2026(b)	230,000	231,142
Maricopa County & Phoenix Industrial Development Authorities
5.45%, 09/01/2048 (Callable 09/01/2032)	750,000	786,744
4.80%, 09/01/2049 (Callable 03/01/2033)	1,600,000	1,607,943
4.85%, 09/01/2054 (Callable 03/01/2033)	2,200,000	2,226,788
5.55%, 09/01/2054 (Callable 09/01/2032)	1,000,000	1,051,721
Maricopa County Industrial Development Authority
5.00%, 07/01/2028	755,000	782,349
5.00%, 12/01/2029(d)	1,000,000	1,071,383
5.00%, 12/01/2037 (Callable 06/01/2034)(d)	2,600,000	2,842,626
5.00%, 01/01/2040 (Callable 01/01/2025)	3,740,000	3,828,482
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,726,781
Maricopa County Pollution Control Corp., 3.88%, 01/01/2038(a)	4,700,000	4,727,478
Maricopa County School District No 83-Cartwright Elementary, 5.00%, 07/01/2043 (Callable 07/01/2033)	650,000	702,965
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/2048 (Callable 01/01/2034)	3,500,000	3,829,013

The accompanying notes are an integral part of these financial statements.

195

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	$ 490,000	$ 491,387
4.85%, 07/01/2048 (Callable 07/01/2032)	675,000	683,964
4.75%, 07/01/2049 (Callable 07/01/2033)	500,000	500,776
4.80%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,008,980
		65,000,710
Arkansas - 0.6%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	1,210,000	1,243,430
Arkansas Development Finance Authority
4.00%, 12/01/2031 (Callable 12/01/2027)	380,000	384,191
4.00%, 12/01/2032 (Callable 12/01/2027)	400,000	404,638
4.00%, 12/01/2035 (Callable 12/01/2027)	445,000	448,950
4.00%, 12/01/2038 (Callable 12/01/2027)	250,000	247,265
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	438,104
5.32%, 09/01/2044 (Callable 07/01/2024)(a)	5,045,000	5,045,000
6.88%, 07/01/2048 (Callable 07/01/2028)(b)(c)	1,000,000	1,090,924
5.00%, 07/01/2054 (Callable 07/01/2033)	2,750,000	2,856,349
Arkansas Technical University, 4.00%, 06/01/2028 (Callable 08/01/2024)	1,025,000	1,025,272
Benton Washington Regional Public Water Authority
4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	253,768
3.00%, 10/01/2041 (Callable 10/01/2028)	510,000	436,433
Carroll-Boone Water District
3.00%, 12/01/2028 (Callable 12/01/2025)	780,000	749,324
3.00%, 12/01/2029 (Callable 12/01/2025)	505,000	483,338
3.00%, 12/01/2030 (Callable 12/01/2025)	630,000	602,508
City of Batesville AR Sales & Use Tax
4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	849,433

	Par	Value
4.00%, 02/01/2049 (Callable 02/01/2031)	$ 2,245,000	$ 2,181,355
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,266,705
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,000,000	1,778,369
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	270,000	266,216
City of Fort Smith AR Water & Sewer Revenue, 5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	270,424
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 11/01/2024)	685,000	618,242
City of Maumelle AR
4.00%, 08/01/2028 (Callable 08/01/2025)	290,000	290,210
4.00%, 08/01/2029 (Callable 08/01/2025)	700,000	700,644
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 08/01/2025)	25,000	25,016
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031)	1,250,000	1,238,013
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	440,000	424,678
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	240,000	256,773
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,434,498
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	366,491
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	3,265,000	3,342,188
National Park College District, 3.00%, 05/01/2025 (Callable 11/01/2024)	235,000	232,284
Southern Arkansas University
4.00%, 03/01/2025	415,000	415,990
4.00%, 03/01/2026 (Callable 03/01/2025)	520,000	521,052
4.00%, 03/01/2026 (Callable 03/01/2025)	270,000	270,652
4.00%, 03/01/2027 (Callable 03/01/2025)	545,000	545,999

The accompanying notes are an integral part of these financial statements.

196

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
University of Central Arkansas
4.00%, 11/01/2027 (Callable 11/01/2025)	$ 340,000	$ 338,810
4.00%, 11/01/2028 (Callable 11/01/2025)	250,000	249,254
		33,592,790
California - 4.0%
Acalanes Union High School District
0.00%, 08/01/2028	130,000	138,433
0.00%, 08/01/2035 (Callable 08/01/2029)	490,000	562,973
0.00%, 08/01/2039 (Callable 08/01/2029)	350,000	399,633
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	511,447
Alvord Unified School District, 0.00%, 08/01/2046 (Callable 08/01/2036)	400,000	463,001
Antelope Valley Community College District
0.00%, 08/01/2029(e)	650,000	550,170
0.00%, 08/01/2031(e)	1,000,000	791,157
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028)	210,000	217,410
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030)(a)	7,325,000	7,719,597
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	265,618
5.00%, 06/01/2030	260,000	286,070
5.00%, 06/01/2031	265,000	295,450
5.00%, 06/01/2032	280,000	315,844
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	325,516
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	243,969
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	259,624
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	278,029
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	389,539
4.00%, 06/01/2049 (Callable 06/01/2033)	1,000,000	970,610
California Health Facilities Financing Authority, 3.85%, 11/15/2027 (Callable 02/15/2026)	1,850,000	1,849,052

	Par	Value
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(b)	$ 2,350,000	$ 2,365,058
3.75%, 03/25/2035	4,337,875	4,324,000
5.00%, 05/01/2054 (Callable 09/01/2026)(a)	4,600,000	4,710,078
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,500,000	1,490,145
California Infrastructure & Economic Development Bank, 4.58% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	250,000	249,036
California Municipal Finance Authority
5.00%, 08/01/2024(b)	400,000	399,586
5.00%, 05/15/2031	470,000	512,019
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,056,014
1.30%, 02/01/2039(a)(b)	1,750,000	1,708,149
4.00%, 05/15/2039 (Callable 05/15/2031)	175,000	176,253
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	333,787
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	348,416
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	238,301
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	382,419
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	928,123
California Public Finance Authority
2.38%, 11/15/2028 (Callable 07/22/2024)(b)	2,760,000	2,712,000
3.13%, 05/15/2029 (Callable 07/22/2024)(b)	2,510,000	2,462,590
California State Public Works Board, 3.00%, 10/01/2035 (Callable 10/01/2026)	510,000	466,265
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	5,000,000	4,966,025
California Statewide Communities Development Authority
5.00%, 09/01/2026 (Callable 07/22/2024)(a)(b)	5,150,000	5,146,932
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	379,659
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	430,573
Chawanakee Unified School District, 4.00%, 08/01/2026	110,000	111,337
City & County of San Francisco CA, 4.00%, 06/15/2039 (Callable 06/15/2028)	1,080,000	1,094,578

The accompanying notes are an integral part of these financial statements.

197

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	$ 1,295,000	$ 1,402,211
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,363,170
City of Vernon CA Electric System Revenue
5.00%, 08/01/2024	700,000	700,441
5.00%, 10/01/2025	2,250,000	2,282,104
Clovis Unified School District, 4.00%, 08/01/2048 (Callable 08/01/2032)	3,000,000	2,976,814
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037)	940,000	774,694
Compton Community College District, 0.00%, 08/01/2034(e)	450,000	313,210
Compton Community Redevelopment Agency Successor Agency, 5.00%, 08/01/2037 (Callable 08/01/2032)	1,300,000	1,437,516
Cypress School District, 0.00%, 08/01/2050 (Callable 08/01/2036)	230,000	206,432
Denair Unified School District, 6.50%, 08/01/2031	130,000	151,292
Enterprise Elementary School District, 6.20%, 08/01/2035 (Callable 08/01/2031)	155,000	188,509
Escondido Union High School District, 0.00%, 08/01/2035(e)	500,000	337,741
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	7,930,460	6,416,035
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	7,204,787	6,468,116
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025)(a)	5,725,000	5,735,150
Grossmont Union High School District, 3.00%, 08/01/2033 (Callable 08/01/2026)	1,750,000	1,631,059
Hawthorne School District/CA, 0.00%, 08/01/2037 (Callable 08/01/2032)	150,000	143,690
Hayward Unified School District, 0.00%, 08/01/2034(e)	500,000	345,950
Hueneme Elementary School District, 4.00%, 08/01/2037 (Callable 08/01/2028)	500,000	503,749

	Par	Value
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	$ 1,000,000	$ 1,123,054
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	2,265,000	2,294,110
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	50,000	52,224
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,100,000	1,099,447
Manteca Unified School District, 0.00%, 09/01/2025(e)	225,000	215,656
Mayers Memorial Hospital District
0.00%, 08/01/2027(e)	260,000	223,232
0.00%, 08/01/2028(e)	290,000	237,364
Modesto High School District, 0.00%, 08/01/2024(e)	3,625,000	3,614,341
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	140,000	143,064
Mount San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035)	1,200,000	1,176,194
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	572,456
Newman-Crows Landing Unified School District/CA, 0.00%, 08/01/2025(e)	1,850,000	1,778,362
Palomar Community College District, 0.00%, 08/01/2039 (Callable 08/01/2035)	740,000	859,978
Perris Union High School District/CA
3.00%, 09/01/2037 (Callable 09/01/2029)	800,000	722,839
3.00%, 09/01/2039 (Callable 09/01/2029)	775,000	683,701
Rio Hondo Community College District, 0.00%, 08/01/2042 (Callable 08/01/2034)	1,440,000	1,842,161
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	203,659
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	1,007,872
5.00%, 09/01/2042 (Callable 09/01/2029)	3,250,000	3,525,949
4.25%, 09/01/2043 (Callable 09/01/2030)	1,500,000	1,511,444
4.25%, 09/01/2043 (Callable 09/01/2030)	660,000	665,035
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,279,280

The accompanying notes are an integral part of these financial statements.

198

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
4.50%, 09/01/2048 (Callable 09/01/2030)	$ 850,000	$ 862,582
Rocklin Unified School District, 0.00%, 08/01/2026(e)	5,365,000	4,969,361
Sacramento City Unified School District/CA
5.00%, 07/01/2025 (Callable 07/22/2024)	505,000	505,308
5.50%, 08/01/2047 (Callable 08/01/2030)	2,000,000	2,187,777
San Jacinto Unified School District, 3.00%, 09/01/2028	265,000	258,543
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)	6,050,000	6,294,890
Santa Monica-Malibu Unified School District, 3.00%, 08/01/2036 (Callable 08/01/2026)	600,000	545,280
Saugus Union School District Financing Authority, 4.00%, 09/01/2037 (Callable 09/01/2027)	625,000	631,525
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031(e)	370,000	290,696
Solano County Community College District, 5.13%, 08/01/2041 (Callable 08/01/2028)	655,000	702,908
Southern Kern Unified School District, 0.00%, 11/01/2034(e)	425,000	293,145
Tender Option Bond Trust Receipts/Certificates, 3.48%, 04/01/2043 (Callable 03/01/2025)(a)(b)	2,180,000	2,180,000
Tulare Union High School District, 0.00%, 08/01/2025(e)	1,745,000	1,680,466
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	254,734
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	304,470
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	281,080
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	405,486
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,465,558
West Hills Community College District, 5.10%, 08/01/2035 (Callable 08/01/2027)	50,000	52,606

	Par	Value
Wiseburn School District, 0.00%, 08/01/2036 (Callable 08/01/2031)	$ 80,000	$ 88,652
Woodlake Union High School District, 0.00%, 08/01/2033(e)	1,880,000	1,235,236
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028(e)	560,000	470,692
		137,994,785
Colorado - 3.1%
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	616,456
5.88%, 10/01/2026	3,510,000	3,603,109
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	200,000	225,755
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	489,648
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,089,851
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2026(c)	4,700,000	4,828,021
5.25%, 11/15/2027(c)	1,000,000	1,046,532
5.00%, 12/01/2028(c)	2,000,000	2,103,729
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026)(e)	500,000	390,118
0.00%, 08/01/2032 (Callable 08/01/2026)(e)	365,000	260,553
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	326,425
5.00%, 12/15/2030 (Callable 12/15/2027)	500,000	525,492
City of Fort Lupton CO
5.00%, 12/01/2029 (Callable 12/01/2027)	250,000	262,522
5.00%, 12/01/2030 (Callable 12/01/2027)	350,000	367,185
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025(b)	845,000	836,836
3.75%, 07/01/2026(b)	500,000	492,973
4.00%, 04/01/2028	415,000	411,407
4.00%, 05/01/2029 (Callable 05/01/2028)	260,000	259,102
5.00%, 05/15/2029 (Callable 05/15/2026)	2,455,000	2,500,264
5.00%, 08/15/2030 (Callable 08/15/2024)	1,110,000	1,111,343
2.00%, 09/01/2030 (Callable 09/01/2028)	235,000	211,930
4.00%, 07/01/2032	45,000	45,542

The accompanying notes are an integral part of these financial statements.

199

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 08/15/2034 (Callable 08/15/2024)	$ 1,000,000	$ 1,001,229
4.00%, 03/01/2035 (Callable 03/01/2027)	450,000	452,165
4.00%, 03/01/2037 (Callable 03/01/2027)	700,000	701,380
Colorado Health Facilities Authority
5.00%, 08/01/2028	5,575,000	5,897,954
2.63%, 05/15/2029 (Callable 08/01/2024)	3,545,000	3,346,109
5.00%, 12/01/2030 (Callable 06/01/2025)	405,000	406,250
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,250,559
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	159,873
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,311,248
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	819,397
4.00%, 12/01/2042 (Callable 08/01/2024)	375,000	362,013
4.00%, 01/15/2045 (Callable 01/15/2026)	120,000	114,898
5.00%, 08/01/2049 (Callable 02/01/2025)(a)	2,000,000	2,019,296
4.43% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,949,523
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	4,175,000	4,296,126
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026)(a)	1,000,000	997,745
4.00%, 05/01/2048 (Callable 11/01/2026)	115,000	114,254
4.25%, 11/01/2049 (Callable 11/01/2028)	1,220,000	1,218,601
5.25%, 11/01/2052 (Callable 11/01/2031)	3,610,000	3,718,742
6.00%, 11/01/2052 (Callable 11/01/2031)	180,000	191,063
Colorado School of Mines, 4.75% (SIFMA Municipal Swap Index + 0.87%), 12/01/2025 (Callable 06/01/2025)	4,855,000	4,855,645
Colorado Springs School District No 11 Facilities Corp.
5.00%, 12/15/2041 (Callable 12/15/2033)	500,000	543,486
5.00%, 12/15/2044 (Callable 12/15/2033)	650,000	697,909
5.25%, 12/15/2048 (Callable 12/15/2033)	1,500,000	1,636,579

	Par	Value
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	$ 400,000	$ 449,741
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	321,062
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	815,456
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	1,012,434
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,798,519
Denver City & County Housing Authority
0.60%, 08/01/2024	400,000	398,811
5.00%, 07/01/2027 (Callable 07/01/2026)	3,750,000	3,855,764
Denver Health & Hospital Authority
5.00%, 12/01/2025	400,000	404,638
5.00%, 12/01/2027	340,000	349,717
4.00%, 12/01/2040 (Callable 12/01/2029)	750,000	672,820
5.25%, 12/01/2045 (Callable 08/01/2024)	485,000	485,177
Denver Urban Renewal Authority, 5.00%, 12/01/2025 (Callable 08/01/2024)	200,000	200,148
E-470 Public Highway Authority
0.00%, 09/01/2029(e)	2,550,000	2,107,420
3.92% (SOFR + 0.35%), 09/01/2039 (Callable 08/30/2024)	1,000,000	999,587
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	350,000	370,945
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,260,475
5.25%, 12/01/2035 (Callable 12/01/2028)	845,000	886,827
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	425,000	476,537
Park Creek Metropolitan District
5.00%, 12/01/2034 (Callable 12/01/2025)	500,000	507,835
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	247,347
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	301,040
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	327,846
5.00%, 12/01/2041 (Callable 12/01/2025)	2,505,000	2,520,185

The accompanying notes are an integral part of these financial statements.

200

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 12/01/2045 (Callable 12/01/2025)	$ 1,480,000	$ 1,481,731
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	165,000	149,486
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	781,059
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,732,533
Regional Transportation District
5.00%, 01/15/2028	1,500,000	1,561,131
5.00%, 01/15/2031	1,715,000	1,847,897
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	524,878
State of Colorado
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	712,469
5.25%, 03/15/2042 (Callable 03/15/2027)	1,535,000	1,575,287
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	705,000	624,027
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 12/15/2024)	125,000	129,532
5.00%, 12/15/2029 (Callable 12/15/2024)	125,000	129,502
5.00%, 12/15/2030 (Callable 12/15/2024)	125,000	129,466
5.00%, 12/15/2031 (Callable 12/15/2024)	135,000	139,785
3.25%, 12/15/2050 (Callable 12/15/2024)	4,665,000	3,885,827
Vista Ridge Metropolitan District
5.00%, 12/01/2025	600,000	612,625
5.00%, 12/01/2026	460,000	477,074
		105,331,477
Connecticut - 0.8%
City of West Haven CT
5.00%, 02/15/2026	400,000	408,039
5.00%, 02/15/2028	350,000	367,590
5.00%, 02/15/2030	450,000	483,796
5.00%, 02/15/2032	350,000	380,045
5.00%, 02/15/2034	400,000	439,103
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	217,747
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	106,494
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	241,977

	Par	Value
Connecticut Housing Finance Authority
5.00%, 11/15/2026	$ 395,000	$ 407,987
5.00%, 05/15/2027	440,000	457,309
5.00%, 11/15/2027	445,000	465,747
5.00%, 05/15/2028	210,000	220,912
5.00%, 11/15/2028	225,000	237,890
5.00%, 05/15/2029	230,000	245,530
5.00%, 11/15/2029	125,000	134,340
5.00%, 11/15/2030	160,000	171,682
4.00%, 11/15/2047 (Callable 11/15/2026)	45,000	44,739
4.00%, 05/15/2049 (Callable 11/15/2028)	800,000	794,668
3.50%, 11/15/2051 (Callable 05/15/2031)	3,435,000	3,355,557
Connecticut State Health & Educational Facilities Authority
2.95%, 07/01/2049(a)	4,300,000	4,227,216
2.80%, 07/01/2057(a)	5,295,000	5,220,423
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 08/01/2024)(a)	2,000,000	2,000,566
State of Connecticut, 4.87% (SIFMA Municipal Swap Index + 0.99%), 03/01/2025	375,000	376,103
Town of Hamden CT
5.00%, 08/15/2026	125,000	128,456
5.00%, 08/15/2028	365,000	385,593
5.00%, 08/15/2029	575,000	616,256
5.00%, 08/15/2032	1,000,000	1,110,606
		23,246,371
Delaware - 0.0%(f)
Delaware Municipal Electric Corp., 4.00%, 07/01/2036 (Callable 07/01/2031)	330,000	336,862
District of Columbia - 1.4%
District of Columbia Housing Finance Agency
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	5,165,000	5,222,509
0.50%, 03/01/2027 (Callable 08/01/2024)(a)	2,675,000	2,650,059
4.00%, 09/01/2040 (Callable 03/01/2025)(a)	3,670,000	3,671,501
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027)(a)	7,600,000	7,436,428
Metropolitan Washington Airports Authority
6.50%, 10/01/2044 (Callable 10/01/2028)	3,015,000	3,300,523
6.50%, 10/01/2044 (Callable 10/01/2028)	2,620,000	2,913,244

The accompanying notes are an integral part of these financial statements.

201

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
District of Columbia - (Continued)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028(c)	$ 2,600,000	$ 2,723,775
5.00%, 10/01/2033 (Callable 10/01/2025)	250,000	253,901
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029(e)	110,000	90,453
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	347,749
Tender Option Bond Trust Receipts/Certificates, 3.48%, 07/01/2063 (Callable 07/01/2037)(a)(b)	2,700,000	2,700,000
		31,310,142
Florida - 4.1%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 12/01/2024)	815,000	819,025
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025)(a)	3,000,000	2,973,237
4.05%, 09/01/2056(a)	1,000,000	1,001,220
3.40%, 03/01/2057 (Callable 03/01/2025)(a)	1,620,000	1,603,216
Capital Trust Agency, Inc.
5.00%, 12/15/2029 (Callable 06/15/2026)	800,000	807,000
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	309,124
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	411,710
Central Florida Tourism Oversight District
4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,005,080
5.00%, 06/01/2035 (Callable 06/01/2026)	5,000,000	5,100,639
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	5,000,000	5,600,410
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,375,043
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	7,000,000	7,879,151
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 12/01/2025)	475,000	483,923

	Par	Value
4.00%, 12/01/2037 (Callable 12/01/2025)	$ 1,000,000	$ 1,001,886
4.00%, 12/01/2038 (Callable 12/01/2025)	500,000	501,066
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	371,959
3.88%, 08/01/2036 (Callable 08/01/2024)(a)	9,300,000	9,300,000
4.00%, 11/01/2040 (Callable 11/01/2024)	65,000	61,118
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	775,000	803,085
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 12/01/2025)	610,000	617,560
5.00%, 12/01/2040 (Callable 06/01/2025)	1,260,000	1,262,277
City of Tampa FL, 5.25%, 05/01/2043 (Callable 05/01/2028)	5,000,000	5,226,243
Collier County Educational Facilities Authority
5.00%, 06/01/2026	1,840,000	1,843,953
5.00%, 06/01/2028	1,775,000	1,785,941
5.00%, 06/01/2029	1,065,000	1,075,898
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,346,343
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,525,427
6.88%, 10/01/2034 (Callable 10/01/2029)	405,000	477,686
7.00%, 10/01/2039 (Callable 10/01/2029)	390,000	459,593
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2025(c)	1,000,000	1,014,121
5.00%, 10/01/2032 (Callable 10/01/2026)	360,000	370,033
5.00%, 10/01/2041 (Callable 10/01/2026)	2,585,000	2,635,500
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,664,018
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	845,849
Escambia County Housing Finance Authority, 3.80%, 06/01/2027(a)	4,500,000	4,503,004
Florida Development Finance Corp.
4.00%, 06/01/2025(b)	110,000	108,723

The accompanying notes are an integral part of these financial statements.

202

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
4.00%, 06/01/2026(b)	$ 225,000	$ 219,967
5.00%, 04/01/2028	400,000	420,884
5.00%, 04/01/2029	250,000	266,338
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	822,433
5.25%, 06/15/2034 (Callable 06/15/2032)	1,250,000	1,313,437
5.00%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,678,461
Florida Gulf Coast University Financing Corp., 5.00%, 08/01/2029 (Callable 02/01/2028)	600,000	625,921
Florida Housing Finance Corp.
1.00%, 02/01/2025(a)	4,550,000	4,531,052
5.00%, 12/01/2026(a)	3,000,000	3,036,701
3.35%, 10/01/2027(a)	2,250,000	2,218,819
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	579,939
4.00%, 07/01/2047 (Callable 07/01/2025)	40,000	39,883
3.00%, 01/01/2052 (Callable 01/01/2030)	940,000	912,710
5.50%, 01/01/2054 (Callable 01/01/2032)	2,470,000	2,575,441
Florida Municipal Power Agency
4.00%, 10/01/2030 (Callable 10/01/2027)	500,000	508,596
5.00%, 10/01/2030 (Callable 10/01/2026)	495,000	508,627
Highlands County Health Facilities Authority, 3.88%, 11/15/2035 (Callable 08/01/2024)(a)	2,955,000	2,955,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,236,834
Lee County Housing Finance Authority
3.50%, 02/01/2027(a)	1,000,000	985,703
3.55%, 08/01/2027 (Callable 02/01/2025)(a)	1,500,000	1,487,457
Lee County Industrial Development Authority/FL, 3.75%, 10/01/2027 (Callable 07/14/2024)	840,000	839,996
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 08/01/2024)	1,000,000	1,003,316
Miami-Dade County Educational Facilities Authority
4.00%, 04/01/2032 (Callable 08/01/2024)	200,000	200,022
4.00%, 04/01/2037 (Callable 08/01/2024)	200,000	200,019

	Par	Value
Miami-Dade County Housing Finance Authority
4.05%, 09/01/2026(a)	$ 1,650,000	$ 1,652,008
5.00%, 03/01/2027(a)	1,440,000	1,455,711
Orange County Health Facilities Authority, 5.00%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,502,104
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	865,000	840,470
Palm Beach County Health Facilities Authority
5.00%, 11/01/2032	200,000	210,784
4.00%, 05/15/2035 (Callable 05/15/2025)	250,000	231,796
Palm Beach County Housing Finance Authority, 5.00%, 04/01/2026(a)	3,385,000	3,405,846
Pinellas County Housing Finance Authority, 6.00%, 03/01/2054 (Callable 03/01/2032)	2,260,000	2,395,443
Pinellas County School Board, 5.00%, 07/01/2033 (Callable 07/01/2027)	515,000	539,827
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,092,007
Sarasota County Public Hospital District, 5.50%, 07/01/2028	5,000,000	5,192,340
School Board of Miami-Dade County
5.00%, 02/01/2028 (Callable 02/01/2026)	3,500,000	3,579,701
5.00%, 11/01/2030 (Callable 11/01/2024)	660,000	662,604
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,349,270
Seminole County Industrial Development Authority
4.00%, 06/15/2028(b)	245,000	241,451
4.00%, 06/15/2029(b)	260,000	255,724
4.00%, 06/15/2030(b)	535,000	525,204
4.00%, 06/15/2036 (Callable 06/15/2031)(b)	470,000	446,713
4.00%, 06/15/2041 (Callable 06/15/2031)(b)	845,000	757,180
St Johns County Housing Finance Authority, 3.55%, 07/01/2027 (Callable 01/01/2025)(a)	1,000,000	991,886
Town of Davie FL, 5.00%, 04/01/2034 (Callable 04/01/2028)	1,105,000	1,153,440
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	1,105,000	1,231,996

The accompanying notes are an integral part of these financial statements.

203

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Volusia County Educational Facility Authority, 4.00%, 10/15/2036 (Callable 10/15/2029)	$ 500,000	$ 504,245
		135,555,367
Georgia - 3.5%
Atlanta Urban Residential Finance Authority, 2.00%, 09/01/2025 (Callable 09/01/2024)(a)	5,025,000	4,998,016
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026)(a)	4,810,000	4,090,174
3.95%, 12/01/2032(a)	2,750,000	2,793,949
City of Atlanta GA
5.00%, 01/01/2025 (Callable 08/01/2024)	225,000	225,201
5.00%, 01/01/2028 (Callable 08/01/2024)	1,000,000	1,000,817
City of Atlanta GA Department of Aviation, 5.00%, 07/01/2025(c)	1,250,000	1,266,472
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	508,168
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	757,939
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	497,140
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	905,293
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,420,006
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,130,577
Development Authority for Fulton County
5.00%, 09/01/2028	625,000	661,700
5.00%, 10/01/2029	1,710,000	1,829,733
5.00%, 10/01/2040 (Callable 04/01/2034)	940,000	1,036,900
5.00%, 03/15/2044 (Callable 03/15/2029)	1,000,000	1,035,488
Development Authority of Appling County, 3.60%, 09/01/2041 (Callable 07/01/2024)(a)	21,400,000	21,398,459
Development Authority of Bulloch County
5.00%, 07/01/2030	405,000	442,748
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	457,480

	Par	Value
5.00%, 07/01/2032 (Callable 07/01/2030)	$ 445,000	$ 484,671
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	505,056
4.00%, 07/01/2039 (Callable 07/01/2030)	305,000	306,250
Development Authority of Monroe County, 1.50%, 01/01/2039(a)	5,240,000	5,116,016
Fayette County Hospital Authority/GA, 5.00%, 07/01/2054 (Callable 05/02/2024)(a)	975,000	975,000
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	518,253
Georgia Housing & Finance Authority, 3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	221,272
Georgia Local Government, 4.75%, 06/01/2028	3,359,000	3,393,646
Main Street Natural Gas, Inc.
5.00%, 12/01/2026	875,000	896,297
5.00%, 12/01/2027	1,500,000	1,551,060
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,580,325
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	6,015,000	6,026,355
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	10,515,000	10,557,949
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	11,000,000	10,857,625
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	5,645,000	5,918,313
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	1,170,000	1,236,830
Private Colleges & Universities Authority
5.00%, 06/01/2027	420,000	433,463
5.00%, 06/01/2028	495,000	516,335
5.00%, 06/01/2029	400,000	422,374
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	399,486
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	502,956
		106,875,792
Guam - 0.0%(f)
Guam Government Waterworks Authority
5.00%, 07/01/2025	450,000	456,028
5.00%, 07/01/2025	350,000	354,688
		810,716
Hawaii - 0.1%
State of Hawaii Airports System Revenue
5.25%, 08/01/2025 (Callable 07/22/2024)(c)	2,500,000	2,506,345

The accompanying notes are an integral part of these financial statements.

204

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Hawaii - (Continued)
5.00%, 08/01/2027 (Callable 07/22/2024)(c)	$ 1,000,000	$ 1,000,568
		3,506,913
Idaho - 0.2%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	680,000	748,345
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	199,003
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	421,539
5.25%, 05/01/2038 (Callable 05/01/2031)	300,000	319,402
5.50%, 05/01/2043 (Callable 05/01/2031)	350,000	373,035
6.00%, 07/01/2054 (Callable 01/01/2033)	4,500,000	4,928,926
		6,990,250
Illinois - 10.1%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 12/01/2025)	290,000	292,080
4.00%, 12/01/2029 (Callable 12/01/2025)	310,000	311,911
4.00%, 12/01/2032 (Callable 12/01/2025)	350,000	351,172
Bridgeview Finance Corp., 5.00%, 12/01/2037 (Callable 12/01/2027)	735,000	727,235
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	223,225
5.00%, 12/01/2033	610,000	669,609
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	467,298
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	518,703
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	955,006
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	595,009
Chicago Board of Education
0.00%, 12/01/2025(e)	2,280,000	2,150,130
0.00%, 12/01/2025(e)	500,000	471,520
5.00%, 12/01/2025	600,000	606,390
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,042,982
7.00%, 12/01/2044 (Callable 12/01/2025)	1,375,000	1,419,306

	Par	Value
6.50%, 12/01/2046 (Callable 12/01/2026)	$ 1,000,000	$ 1,039,167
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,132,762
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,689,687
Chicago Midway International Airport
5.00%, 01/01/2026(c)	1,735,000	1,764,349
5.00%, 01/01/2029 (Callable 01/01/2026)(c)	2,000,000	2,023,611
5.00%, 01/01/2046 (Callable 01/01/2026)	2,000,000	2,017,359
Chicago O’Hare International Airport
5.00%, 01/01/2026(c)	3,500,000	3,560,228
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	6,675,000	6,699,188
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	2,150,000	2,157,791
5.00%, 01/01/2029(c)	660,000	692,203
5.00%, 01/01/2033 (Callable 01/01/2025)(c)	3,850,000	3,863,278
5.00%, 01/01/2035 (Callable 01/01/2026)	1,575,000	1,602,313
5.00%, 01/01/2036 (Callable 01/01/2026)(c)	1,255,000	1,270,781
5.00%, 01/01/2036 (Callable 01/01/2032)(c)	335,000	362,227
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,504,451
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,093,529
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,077,420
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,857,124
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,672,942
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	6,700,000	6,715,482
City of Chicago Heights IL
4.00%, 12/01/2028	200,000	204,719
4.00%, 12/01/2030 (Callable 12/01/2029)	350,000	359,088
4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	373,483
City of Chicago IL
4.00%, 09/01/2025 (Callable 09/01/2024)(a)	1,750,000	1,748,046
0.00%, 01/01/2027(e)	195,000	177,728
0.00%, 01/01/2028(e)	3,285,000	2,891,351

The accompanying notes are an integral part of these financial statements.

205

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 11/01/2028 (Callable 11/01/2027)	$ 625,000	$ 650,532
5.00%, 11/01/2033 (Callable 11/01/2027)	525,000	548,034
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030 (Callable 08/01/2024)	445,000	445,240
5.50%, 01/01/2030	800,000	842,155
5.00%, 01/01/2034 (Callable 07/16/2024)	1,000,000	1,000,519
5.00%, 01/01/2039 (Callable 07/16/2024)	3,220,000	3,221,738
5.00%, 01/01/2041 (Callable 01/01/2034)	1,350,000	1,486,207
5.25%, 01/01/2042 (Callable 07/01/2032)	2,420,000	2,678,541
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	7,179,852
5.00%, 01/01/2044 (Callable 07/16/2024)	1,000,000	1,000,540
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2024)	265,000	265,711
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,860,891
4.00%, 11/01/2032 (Callable 11/01/2024)	200,000	200,361
5.00%, 11/01/2036 (Callable 05/01/2032)	1,000,000	1,108,166
5.00%, 11/01/2036 (Callable 11/01/2027)	260,000	270,820
City of Decatur IL
4.25%, 03/01/2030 (Callable 08/01/2024)	250,000	250,166
5.00%, 03/01/2034 (Callable 03/01/2026)	905,000	926,618
City of Evanston IL, 5.00%, 12/01/2043 (Callable 12/01/2029)	1,800,000	1,890,294
City of Mount Vernon IL
4.00%, 12/15/2031 (Callable 06/15/2030)	1,395,000	1,396,732
4.00%, 12/15/2036 (Callable 06/15/2030)	630,000	623,799
City of Springfield IL Electric Revenue, 5.00%, 03/01/2033 (Callable 03/01/2025)	4,000,000	4,024,730
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(e)	1,340,000	1,262,587

	Par	Value
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	$ 1,190,000	$ 1,313,951
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,549,795
Cook County School District No 111 Burbank, 4.00%, 12/01/2025	1,000,000	1,008,383
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,210,000	1,235,047
Cook County School District No 135 Orland, 5.00%, 12/01/2024	930,000	934,674
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	90,000	96,068
Cook County School District No 99 Cicero
4.00%, 12/01/2029	2,425,000	2,452,987
4.00%, 12/01/2030	250,000	253,208
Cook County School District No. 163
6.00%, 12/15/2025	430,000	445,339
6.00%, 12/15/2027	1,150,000	1,244,141
Cook County School District No. 83, 5.63%, 06/01/2033	815,000	919,968
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,637,860
County of Cook IL Sales Tax Revenue
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,677,869
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	597,293
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	2,047,413
County of Sangamon IL
3.00%, 12/15/2038 (Callable 12/15/2029)	825,000	709,838
3.00%, 12/15/2039 (Callable 12/15/2029)	700,000	594,268
Crawford Hospital District, 4.00%, 01/01/2031 (Callable 01/01/2029)	345,000	346,979
DuPage County High School District No. 87, 5.00%, 01/01/2029 (Callable 01/01/2025)	315,000	317,272
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,004,377

The accompanying notes are an integral part of these financial statements.

206

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	$ 1,000,000	$ 1,006,207
Exceptional Children Have Opportunities
4.00%, 12/01/2034 (Callable 12/01/2029)	765,000	770,548
4.00%, 12/01/2035 (Callable 12/01/2029)	645,000	650,793
Ford, Champaign Counties Community Unit School District No. 10, 5.00%, 12/01/2027 (Callable 12/01/2026)	600,000	623,221
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southweste
5.00%, 12/01/2029	350,000	373,556
5.00%, 12/01/2030	320,000	344,497
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	574,535
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	644,254
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	348,968
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	165,000	151,135
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	159,559
3.35%, 03/01/2034 (Callable 03/01/2027)	185,000	168,326
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	177,344
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	186,445
Henry & Whiteside Counties Community Unit School District No 228 Geneseo, 5.00%, 08/15/2031 (Callable 08/15/2025)	270,000	274,296
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,333,084
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	537,530
Illinois Development Finance Authority
0.00%, 07/15/2025(e)	2,735,000	2,635,639
2.45%, 11/15/2039(a)	1,125,000	1,100,521
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 08/01/2024)	1,065,000	1,065,304

	Par	Value
Illinois Finance Authority
5.00%, 07/01/2024	$ 2,870,000	$ 2,870,000
5.00%, 11/01/2024	1,100,000	1,101,586
5.00%, 04/01/2025	400,000	403,152
5.00%, 07/01/2025	3,140,000	3,176,446
5.00%, 04/01/2028	400,000	418,448
5.00%, 05/15/2029 (Callable 05/15/2026)	385,000	392,940
5.00%, 10/01/2030 (Callable 10/01/2026)	140,000	144,016
5.00%, 02/15/2031 (Callable 08/15/2027)	1,000,000	1,017,568
5.00%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,010,835
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,646,893
4.50%, 08/01/2033(b)	1,275,000	1,327,125
4.00%, 05/15/2034 (Callable 05/15/2026)	300,000	290,210
4.93% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	7,765,000	7,756,471
5.00%, 02/15/2036 (Callable 02/15/2027)	2,515,000	2,605,941
5.00%, 11/15/2039 (Callable 05/15/2025)	5,600,000	5,624,087
5.25%, 04/01/2040 (Callable 04/01/2034)	1,655,000	1,798,168
3.88%, 05/01/2040(a)	2,220,000	2,215,760
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	270,416
5.25%, 04/01/2041 (Callable 04/01/2034)	1,245,000	1,342,471
5.25%, 04/01/2041 (Callable 04/01/2034)	500,000	570,417
4.00%, 09/01/2041 (Callable 09/01/2026)	240,000	226,153
5.00%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,419,941
4.00%, 12/01/2042 (Callable 12/01/2027)	275,000	275,393
5.25%, 04/01/2043 (Callable 04/01/2034)	1,000,000	1,067,206
Illinois Housing Development Authority
4.00%, 09/01/2025 (Callable 09/01/2024)(a)	1,000,000	999,680
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	2,855,000	2,855,009
3.10%, 02/01/2035 (Callable 02/01/2026)	580,000	520,471
4.00%, 03/01/2043 (Callable 08/01/2024)(a)	2,800,000	2,794,786
2.45%, 06/01/2043 (Callable 08/01/2024)	273,791	213,813

The accompanying notes are an integral part of these financial statements.

207

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
4.00%, 07/01/2043 (Callable 01/01/2025)(a)	$ 2,500,000	$ 2,500,719
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,247,606
3.87%, 04/01/2045 (Callable 07/01/2024)(a)	9,970,000	9,970,000
4.00%, 10/01/2048 (Callable 04/01/2027)	2,980,000	2,964,539
4.88% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 11/15/2024)	535,000	535,842
3.00%, 04/01/2051 (Callable 04/01/2030)	150,000	144,680
6.25%, 10/01/2052 (Callable 04/01/2032)	6,845,000	7,324,198
5.75%, 10/01/2053 (Callable 04/01/2032)	4,815,000	5,111,013
3.90%, 07/01/2065 (Callable 07/01/2024)(a)	6,230,000	6,230,000
Illinois Municipal Electric Agency, 5.00%, 02/01/2025	2,955,000	2,976,169
Illinois Sports Facilities Authority
5.00%, 06/15/2028	1,900,000	1,979,569
5.00%, 06/15/2029	3,780,000	4,003,138
5.00%, 06/15/2029	1,750,000	1,842,324
Illinois State Toll Highway Authority
5.00%, 12/01/2032 (Callable 01/01/2026)	645,000	656,710
5.00%, 01/01/2036 (Callable 01/01/2025)	2,100,000	2,112,148
5.00%, 01/01/2038 (Callable 01/01/2025)	2,750,000	2,764,173
5.00%, 01/01/2045 (Callable 01/01/2031)	1,895,000	2,014,691
Illinois State University, 5.00%, 04/01/2031 (Callable 04/01/2028)	500,000	527,616
Jo Daviess County Community Unit School District No 119 East Dubuque
4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	280,242
4.00%, 12/01/2037 (Callable 12/01/2028)	380,000	384,399
4.00%, 12/01/2037 (Callable 12/01/2028)	310,000	307,362
4.00%, 12/01/2039 (Callable 12/01/2028)	285,000	285,741
4.00%, 12/01/2039 (Callable 12/01/2028)	230,000	227,265
Joliet Park District
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	543,152

	Par	Value
5.00%, 02/01/2035 (Callable 02/01/2033)	$ 250,000	$ 270,981
5.00%, 02/01/2036 (Callable 02/01/2033)	235,000	254,044
5.00%, 02/01/2036 (Callable 02/01/2033)	225,000	243,234
5.00%, 02/01/2037 (Callable 02/01/2033)	285,000	307,359
5.00%, 02/01/2037 (Callable 02/01/2033)	260,000	280,398
5.00%, 02/01/2038 (Callable 02/01/2033)	285,000	304,634
5.00%, 02/01/2038 (Callable 02/01/2033)	250,000	267,223
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 0.00%, 12/01/2025(e)	1,625,000	1,529,890
Kane Cook & DuPage Counties School District No U-46 Elgin, 5.00%, 01/01/2025	1,100,000	1,106,847
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	1,345,000	1,399,263
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 08/01/2024)	400,000	398,613
Kankakee County School District No 111 Kankakee, 4.00%, 01/01/2025	480,000	480,773
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	1,012,874
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	864,191
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	925,339
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, 3.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	930,630
Lake County Community Unit School District No 187 North Chicago, 4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,199,668
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	750,000	847,889

The accompanying notes are an integral part of these financial statements.

208

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.50%, 12/01/2038 (Callable 12/01/2032)	$ 845,000	$ 948,106
5.50%, 12/01/2040 (Callable 12/01/2032)	2,335,000	2,585,064
5.50%, 12/01/2041 (Callable 12/01/2032)	890,000	982,574
Lake County School District No 33 Emmons
0.00%, 12/01/2026(e)	525,000	473,907
0.00%, 12/01/2028(e)	335,000	278,158
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,200,123
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	844,024
4.00%, 12/01/2037 (Callable 12/01/2030)	400,000	403,848
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	150,000	152,243
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	200,358
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,572,739
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,080,579
5.50%, 02/01/2037 (Callable 02/01/2030)	380,000	419,964
5.50%, 02/01/2041 (Callable 02/01/2030)	1,720,000	1,862,144
5.50%, 02/01/2042 (Callable 02/01/2030)	550,000	592,877
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2038 (Callable 12/01/2028)	1,140,000	1,115,888
4.00%, 12/01/2039 (Callable 12/01/2028)	1,000,000	970,075
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029(e)	1,400,000	1,146,011
0.00%, 12/15/2034(e)	9,555,000	6,245,027
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	575,000	610,963

	Par	Value
5.00%, 12/01/2038 (Callable 06/01/2029)	$ 1,000,000	$ 1,046,930
5.00%, 12/01/2039 (Callable 06/01/2029)	1,000,000	1,043,296
5.00%, 12/01/2040 (Callable 06/01/2029)	1,520,000	1,580,994
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,867,359
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,604,517
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,178,050
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,000,000	1,002,095
Northern Illinois University
5.00%, 04/01/2025	1,675,000	1,687,843
5.00%, 10/01/2029	300,000	317,386
5.00%, 04/01/2033 (Callable 04/01/2030)	675,000	715,239
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,003,834
4.00%, 10/01/2034 (Callable 04/01/2031)	2,435,000	2,438,880
4.00%, 04/01/2035 (Callable 04/01/2030)	260,000	260,481
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	1,001,486
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	983,973
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,659,857
4.00%, 10/01/2040 (Callable 04/01/2031)	400,000	385,665
4.00%, 10/01/2041 (Callable 04/01/2031)	425,000	407,387
4.00%, 10/01/2043 (Callable 04/01/2031)	625,000	585,216
Peoria City School District No. 150, 5.00%, 01/01/2026	330,000	337,507
Peoria County School District No 63 Norwood
5.25%, 12/01/2039 (Callable 12/01/2033)	250,000	276,370
5.25%, 12/01/2043 (Callable 12/01/2033)	260,000	280,518
5.25%, 12/01/2043 (Callable 12/01/2033)	325,000	350,647
Regional Transportation Authority
5.75%, 06/01/2029	5,000,000	5,497,100
5.00%, 06/01/2036 (Callable 06/01/2026)	775,000	792,582
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	1,905,000	2,110,916

The accompanying notes are an integral part of these financial statements.

209

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.50%, 12/01/2039 (Callable 12/01/2031)	$ 1,645,000	$ 1,822,827
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,837,451
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	637,117
Salt Creek Rural Park District, 5.00%, 12/01/2024	250,000	250,967
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	500,000	549,762
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	968,351
Sangamon County School District No 186 Springfield, 4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,517,936
Southern Illinois University, 5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	320,403
Southwestern Illinois Community College District No 522
5.00%, 12/01/2025	1,250,000	1,273,623
5.00%, 12/01/2026	1,010,000	1,038,236
5.00%, 12/01/2029	825,000	879,184
Southwestern Illinois Development Authority
5.00%, 12/01/2032	965,000	1,056,016
6.00%, 12/01/2033 (Callable 12/01/2032)	1,010,000	1,182,196
6.00%, 12/01/2034 (Callable 12/01/2032)	1,075,000	1,262,265
6.00%, 12/01/2036 (Callable 12/01/2032)	1,210,000	1,419,035
5.50%, 12/01/2040 (Callable 12/01/2031)	2,305,000	2,562,567
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,613,969
St Clair County Community Consolidated School District No 90 O’Fallon
5.00%, 12/01/2031	150,000	163,606
5.00%, 12/01/2038 (Callable 12/01/2033)	400,000	437,911
5.00%, 12/01/2039 (Callable 12/01/2033)	300,000	327,511
5.00%, 12/01/2042 (Callable 12/01/2033)	835,000	896,913

	Par	Value
5.00%, 12/01/2043 (Callable 12/01/2033)	$ 770,000	$ 822,726
St Clair County Community Unit School District No 187 Cahokia
4.00%, 01/01/2028	70,000	72,046
5.00%, 01/01/2038 (Callable 01/01/2034)	250,000	277,826
5.00%, 01/01/2038 (Callable 01/01/2034)	225,000	242,715
5.00%, 01/01/2039 (Callable 01/01/2034)	350,000	385,852
5.00%, 01/01/2039 (Callable 01/01/2034)	240,000	256,842
5.00%, 01/01/2040 (Callable 01/01/2034)	325,000	356,109
5.00%, 01/01/2040 (Callable 01/01/2034)	210,000	223,375
5.00%, 01/01/2041 (Callable 01/01/2034)	425,000	463,598
5.00%, 01/01/2041 (Callable 01/01/2034)	220,000	232,972
5.00%, 01/01/2042 (Callable 01/01/2034)	500,000	543,178
5.00%, 01/01/2042 (Callable 01/01/2034)	230,000	242,571
5.00%, 01/01/2043 (Callable 01/01/2034)	525,000	567,700
5.00%, 01/01/2043 (Callable 01/01/2034)	250,000	263,048
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,365,269
St Clair County High School District No 201 Belleville, 4.00%, 02/01/2031 (Callable 02/01/2028)	1,475,000	1,481,098
State of Illinois
5.00%, 03/01/2025	7,435,000	7,497,484
5.00%, 10/01/2025	5,000,000	5,085,516
5.00%, 01/01/2029 (Callable 01/01/2026)	5,000	5,085
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	762,194
3.00%, 12/01/2041 (Callable 12/01/2031)	4,750,000	3,968,085
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027 (Callable 06/15/2026)	2,370,000	2,385,485
4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,457,933
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,745,360
5.00%, 10/01/2042 (Callable 10/01/2033)	2,720,000	2,878,131

The accompanying notes are an integral part of these financial statements.

210

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 10/01/2043 (Callable 10/01/2033)	$ 1,200,000	$ 1,265,590
Tazewell County School District No 51 Washington Central, 9.00%, 12/01/2026	1,060,000	1,198,206
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,266,929
4.00%, 01/01/2029	815,000	812,952
University of Illinois, 5.00%, 04/01/2044 (Callable 08/01/2024)	685,000	685,652
Upper Illinois River Valley Development Authority
5.00%, 12/01/2024	585,000	586,277
4.00%, 01/01/2031 (Callable 01/01/2027)(b)	240,000	234,334
5.00%, 01/01/2045 (Callable 01/01/2027)(b)	615,000	602,641
Village of Bartlett IL, 3.00%, 12/01/2033 (Callable 12/01/2028)	450,000	424,759
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	400,000	444,100
5.00%, 12/15/2037 (Callable 12/15/2033)	470,000	520,134
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	357,919
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 07/01/2025)	450,000	450,605
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,695,325
Village of Matteson IL, 4.00%, 12/01/2030	300,000	307,325
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,913,026
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	220,000	184,713
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	570,662
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	135,729
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	206,227
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	252,455
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	794,439

	Par	Value
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 04/01/2025)	$ 1,445,000	$ 1,446,405
5.00%, 10/01/2042 (Callable 04/01/2025)	100,000	99,009
Village of Stone Park IL
4.75%, 02/01/2029 (Callable 08/01/2024)	230,000	230,218
4.75%, 02/01/2031 (Callable 08/01/2024)	310,000	310,309
4.75%, 02/01/2032 (Callable 08/01/2024)	275,000	275,274
4.75%, 02/01/2033 (Callable 08/01/2024)	190,000	190,189
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	322,146
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	240,702
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	147,502
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,230,075
Western Illinois University, 4.00%, 04/01/2026	1,350,000	1,347,895
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	535,000	547,623
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	644,955
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	510,819
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	699,481
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027(e)	1,120,000	1,014,559
0.00%, 01/01/2028(e)	1,140,000	993,107
0.00%, 01/01/2032(e)	110,000	80,168
0.00%, 01/01/2033(e)	885,000	625,989
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	408,542
Will County Community High School District No. 210
0.00%, 01/01/2025(e)	1,000,000	982,233
0.00%, 01/01/2026(e)	265,000	249,801
0.00%, 01/01/2027(e)	115,000	104,173
0.00%, 01/01/2028(e)	180,000	156,806
0.00%, 01/01/2028(e)	80,000	69,215
0.00%, 01/01/2029(e)	145,000	120,374

The accompanying notes are an integral part of these financial statements.

211

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/01/2033 (Callable 01/01/2028)	$ 745,000	$ 756,438
4.00%, 01/01/2034 (Callable 01/01/2028)	785,000	795,241
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	484,309
Will County Community Unit School District No 365-U Valley View, 0.00%, 11/01/2025(e)	200,000	188,855
Will County School District No 114 Manhattan, 5.50%, 01/01/2049 (Callable 01/01/2033)	1,000,000	1,096,146
Winnebago & Boone Counties Community High School District No 207 Hononegah, 4.00%, 02/01/2036 (Callable 02/01/2027)	1,000,000	1,001,084
		398,891,641
Indiana - 2.7%
Aurora School Building Corp.
5.00%, 01/15/2036 (Callable 07/15/2033)	1,200,000	1,317,780
5.00%, 01/15/2038 (Callable 07/15/2033)	500,000	545,483
Avon Community School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2033)	1,225,000	1,385,381
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	530,891
Bloomington Redevelopment District
5.00%, 02/01/2025	325,000	327,133
5.00%, 02/01/2027 (Callable 02/01/2025)	1,580,000	1,588,775
5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,732,981
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	702,154
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	290,000	321,646
5.50%, 01/15/2043 (Callable 07/15/2031)	450,000	494,039
Brownsburg 1999 School Building Corp., 5.00%, 06/01/2025 (Callable 12/01/2024)	2,650,000	2,661,388
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 07/15/2026)	1,675,000	1,719,380

	Par	Value
City of Elkhart IN Redevelopment District, 5.00%, 08/01/2030 (Callable 08/01/2025)	$ 1,045,000	$ 1,051,681
City of Rockport IN
3.05%, 06/01/2025	1,475,000	1,460,612
3.13%, 07/01/2025	2,750,000	2,710,954
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	900,000	968,918
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,266,253
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,135,247
5.50%, 01/15/2042 (Callable 07/15/2032)	970,000	1,087,796
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,794,486
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,337,421
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	607,676
6.00%, 07/15/2038 (Callable 07/15/2033)	250,000	301,696
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	625,823
6.00%, 07/15/2040 (Callable 07/15/2033)	650,000	772,034
6.00%, 07/15/2040 (Callable 07/15/2033)	500,000	593,872
6.00%, 07/15/2041 (Callable 07/15/2033)	1,000,000	1,183,602
6.00%, 07/15/2041 (Callable 07/15/2033)	650,000	769,341
6.00%, 01/15/2042 (Callable 07/15/2032)	1,110,000	1,288,144
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,314,803
Hammond Local Public Improvement Bond Bank
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	453,795
5.00%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,330,027
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 08/01/2024)	625,000	625,542
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,086,978
5.00%, 07/15/2038 (Callable 01/15/2028)	3,105,000	3,208,328
Hammond Sanitary District, 5.00%, 07/15/2026	610,000	629,424

The accompanying notes are an integral part of these financial statements.

212

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Indiana Finance Authority
5.00%, 07/01/2027	$ 1,445,000	$ 1,484,245
5.00%, 09/01/2027	1,595,000	1,612,410
5.00%, 10/01/2027	245,000	248,574
5.00%, 07/01/2028	1,515,000	1,569,312
5.00%, 09/01/2028	1,675,000	1,699,383
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,015,343
5.00%, 10/01/2029	220,000	225,474
5.25%, 02/01/2030 (Callable 08/01/2025)	525,000	533,894
2.50%, 11/01/2030	2,825,000	2,522,512
5.00%, 10/01/2031	250,000	257,761
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	236,369
5.00%, 03/01/2036 (Callable 03/01/2025)	1,250,000	1,258,288
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,086,361
4.00%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,384,269
Indiana Housing & Community Development Authority, 5.00%, 07/01/2053 (Callable 01/01/2032)	4,165,000	4,273,682
Indiana Municipal Power Agency, 5.00%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,006,080
Indianapolis Board of School Commissioners, 5.00%, 01/15/2025	515,000	518,643
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	2,450,000	2,461,167
5.00%, 03/01/2033	1,000,000	1,079,901
5.50%, 03/01/2038 (Callable 03/01/2033)	1,000,000	1,108,237
6.00%, 02/01/2042 (Callable 02/01/2033)	2,000,000	2,358,830
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,761,739
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,919,997
IPS Multi-School Building Corp.
5.00%, 07/15/2026 (Callable 01/15/2025)	925,000	931,644
5.25%, 07/15/2041 (Callable 07/15/2031)	2,000,000	2,213,379
5.25%, 07/15/2041 (Callable 01/15/2032)	1,850,000	2,049,708
5.25%, 07/15/2042 (Callable 07/15/2031)	1,640,000	1,807,005

	Par	Value
4.25%, 07/15/2043 (Callable 07/15/2031)	$ 500,000	$ 501,871
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,648,968
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 08/01/2024)	1,185,000	1,158,762
Merrillville Multi School Building Corp., 5.00%, 07/15/2025	500,000	507,603
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	700,000	793,293
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	227,202
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	454,873
5.50%, 07/15/2036 (Callable 07/15/2031)	750,000	851,733
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,292,302
5.50%, 07/15/2039 (Callable 07/15/2031)	1,655,000	1,852,551
5.50%, 07/15/2040 (Callable 07/15/2031)	750,000	834,648
5.50%, 01/15/2042 (Callable 07/15/2031)	1,000,000	1,110,838
Noblesville Community Development Corp., 5.00%, 08/01/2037 (Callable 02/01/2034)	3,475,000	3,880,128
Noblesville High School Building Corp.
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	746,075
6.00%, 01/15/2043 (Callable 07/15/2033)	1,750,000	2,060,263
Northwestern School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2031)	1,000,000	1,151,968
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	1,022,346
Penn High School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2032)	515,000	547,611
Plainfield Redevelopment Authority
3.00%, 08/01/2024	360,000	359,397
5.00%, 02/01/2027	500,000	512,619
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	268,917
Richmond Hospital Authority, 5.00%, 01/01/2026 (Callable 01/01/2025)	595,000	598,048

The accompanying notes are an integral part of these financial statements.

213

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	$ 1,000,000	$ 1,089,024
South Montgomery Community School Corp.
5.00%, 07/15/2024	585,000	585,109
5.00%, 01/15/2025	300,000	301,087
5.00%, 07/15/2025	335,000	337,876
5.00%, 01/15/2026	250,000	253,102
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 07/15/2025)(e)	360,000	293,170
Tippecanoe County School Building Corp.
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,193,754
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,175,611
Tri-Creek 2002 High School Building Corp., 4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	347,729
Westfield High School Building Corp.
5.00%, 01/15/2029 (Callable 01/15/2026)	250,000	255,672
5.00%, 01/15/2030 (Callable 01/15/2026)	300,000	306,761
Westfield-Washington Multi-School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	745,000	824,216
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	619,638
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,299,779
		119,820,235
Iowa - 0.9%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,093,817
City of Ames IA, 4.00%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,494,957
City of Coralville IA
4.00%, 05/01/2030 (Callable 05/01/2029)	1,000,000	980,762
4.50%, 06/01/2032 (Callable 08/01/2024)	3,915,000	3,774,881
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	883,786

	Par	Value
5.00%, 05/01/2035 (Callable 05/01/2031)	$ 650,000	$ 694,544
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	731,189
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	770,544
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	1,820,000	1,853,785
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,500,000	2,437,350
3.50%, 01/01/2047 (Callable 07/01/2026)	690,000	683,139
4.00%, 07/01/2047 (Callable 07/01/2028)	1,150,000	1,142,538
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	822,967
5.00%, 10/01/2029	1,160,000	1,230,631
3.00%, 04/01/2030	650,000	610,430
3.00%, 04/01/2031	525,000	489,257
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	318,013
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	380,404
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	384,791
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,049,736
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	762,384
Jesup Community School District Infrastructure Sales Services & Use Tax, 4.00%, 07/01/2039 (Callable 07/01/2033)	545,000	546,937
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	11,085,000	11,303,450
Pleasant Valley Community School District, 4.00%, 07/01/2043 (Callable 07/01/2031)	1,645,000	1,585,989
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	952,678
		37,978,959
Kansas - 0.6%
City of Goddard KS
4.00%, 12/01/2025 (Callable 12/01/2024)	285,000	285,421
3.50%, 06/01/2034 (Callable 07/22/2024)	1,420,000	1,266,532
City of Haysville KS, 4.25%, 10/01/2025 (Callable 10/01/2024)	615,000	615,393

The accompanying notes are an integral part of these financial statements.

214

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	$ 550,000	$ 549,372
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	3,750,000	3,709,250
City of Wamego KS, 4.00%, 03/01/2027 (Callable 08/01/2024)	1,540,000	1,539,833
City of Wichita KS
5.00%, 12/01/2031 (Callable 12/01/2025)(c)	1,000,000	1,012,692
5.00%, 12/01/2032 (Callable 12/01/2025)(c)	2,055,000	2,078,256
4.00%, 09/01/2038 (Callable 09/01/2027)	945,000	934,841
Johnson County Unified School District No 512 Shawnee Mission, 4.00%, 10/01/2043 (Callable 10/01/2033)	3,685,000	3,673,737
Kansas Power Pool
4.00%, 12/01/2038 (Callable 12/01/2029)	700,000	692,494
4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,064,826
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	802,313
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	832,414
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	819,024
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044 (Callable 09/01/2024)	1,740,000	1,740,986
		21,617,384
Kentucky - 0.8%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 08/15/2024)	3,000,000	2,916,557
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,400,058
Jefferson County School District Finance Corp., 5.00%, 06/01/2025	520,000	528,167
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(e)	685,000	648,528
0.00%, 10/01/2026(e)	765,000	693,685
0.00%, 10/01/2027(e)	785,000	682,106

	Par	Value
0.00%, 10/01/2028(e)	$ 1,015,000	$ 844,469
5.00%, 07/01/2033 (Callable 07/01/2025)	1,295,000	1,303,485
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,052,964
Kentucky Municipal Power Agency, 5.00%, 09/01/2042 (Callable 09/01/2025)	2,000,000	2,002,852
Kentucky Public Energy Authority
4.00%, 08/01/2027	570,000	568,225
4.00%, 01/01/2049 (Callable 07/11/2024)(a)	1,945,000	1,949,796
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	5,575,000	5,598,742
Kentucky State University
4.00%, 11/01/2033 (Callable 11/01/2031)	260,000	268,193
4.00%, 11/01/2035 (Callable 11/01/2031)	270,000	278,795
4.00%, 11/01/2038 (Callable 11/01/2031)	325,000	328,913
4.00%, 11/01/2041 (Callable 11/01/2031)	250,000	248,465
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	611,142
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	563,541
5.25%, 07/01/2053 (Callable 07/01/2033)	1,000,000	1,066,591
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,093,758
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (Callable 07/01/2026)(a)	1,500,000	1,533,209
Morgan County School District Finance Corp., 3.00%, 08/01/2032 (Callable 08/01/2027)	500,000	447,452
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,026,466
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	294,089
Pineville Independent School District Finance Corp., 4.00%, 05/01/2036 (Callable 05/01/2032)	180,000	182,881

The accompanying notes are an integral part of these financial statements.

215

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Rural Water Financing Agency, 3.10%, 11/01/2024 (Callable 07/17/2024)	$ 2,000,000	$ 1,986,531
		32,119,660
Louisiana - 1.5%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	411,845
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	331,731
City of Shreveport LA Water & Sewer Revenue, 4.00%, 12/01/2034 (Callable 12/01/2028)	1,225,000	1,228,471
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,232,734
Louisiana Housing Corp.
3.50%, 07/01/2025 (Callable 07/01/2024)(a)	3,274,000	3,274,000
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	4,500,000	4,489,174
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	3,024,000	3,064,900
4.50%, 12/01/2047 (Callable 12/01/2027)	95,000	95,310
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 10/01/2024	100,000	100,309
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	100,837
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	578,811
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	836,248
5.13%, 10/01/2048 (Callable 10/01/2033)	700,000	732,737
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	350,801
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	831,613
Louisiana Public Facilities Authority
5.00%, 10/01/2024	180,000	180,019
5.25%, 10/01/2031	2,205,000	2,411,314
5.25%, 10/01/2033	2,000,000	2,219,962
Louisiana State University & Agricultural & Mechanical College, 5.00%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,302,574

	Par	Value
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	$ 660,000	$ 628,355
New Orleans Aviation Board, 5.00%, 01/01/2031 (Callable 01/01/2025)(c)	3,000,000	3,011,053
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	411,432
5.00%, 03/01/2032 (Callable 03/01/2029)	500,000	533,707
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034(e)	715,000	489,473
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025	5,000,000	4,990,305
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,827,426
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	886,444
Tangipahoa Parish School Board Sales & Use Tax Revenue, 4.00%, 03/01/2041 (Callable 03/01/2031)	500,000	497,599
		42,049,184
Maine - 0.3%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	765,426
1.63%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,043,569
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	255,532
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,622,119
5.00%, 07/01/2046 (Callable 07/01/2026)	250,000	233,083
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 11/15/2024)	2,255,000	2,127,567
3.50%, 11/15/2045 (Callable 05/15/2025)	5,000	4,977
4.00%, 11/15/2045 (Callable 11/15/2025)	15,000	14,957
3.50%, 11/15/2047 (Callable 11/15/2026)	230,000	227,446
4.00%, 11/15/2049 (Callable 05/15/2028)	205,000	203,858
4.00%, 11/15/2050 (Callable 05/15/2029)	595,000	591,190
5.00%, 11/15/2052 (Callable 11/15/2031)	3,695,000	3,789,821

The accompanying notes are an integral part of these financial statements.

216

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - (Continued)
5.00%, 11/15/2052 (Callable 11/15/2031)	$ 1,440,000	$ 1,476,136
		12,355,681
Maryland - 1.7%
County of Baltimore MD, 4.00%, 09/01/2036 (Callable 09/01/2031)	135,000	138,295
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,320,000	1,241,183
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,611,486
Maryland Community Development Administration
3.25%, 08/01/2024	5,970,000	5,956,323
4.05%, 10/01/2024	4,000,000	3,993,027
4.60%, 12/01/2024	10,000,000	9,958,200
3.85%, 03/01/2025	5,000,000	4,964,412
4.70%, 03/01/2046 (Callable 03/01/2031)	2,250,000	2,260,143
3.50%, 03/01/2050 (Callable 03/01/2029)	700,000	688,646
5.00%, 09/01/2052 (Callable 03/01/2031)	7,265,000	7,447,139
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	306,750
5.00%, 07/01/2028	370,000	386,737
4.00%, 01/01/2029	980,000	968,898
5.00%, 01/01/2029	290,000	298,471
5.00%, 01/01/2030	185,000	191,603
5.00%, 07/01/2045 (Callable 01/01/2027)(a)	780,000	806,330
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,088,896
Washington Suburban Sanitary Commission, 3.22%, 06/01/2027 (Callable 07/01/2024)(a)	3,000,000	3,000,000
		46,306,539
Massachusetts - 0.5%
Commonwealth of Massachusetts, 4.00%, 04/01/2042 (Callable 04/01/2025)	30,000	30,002
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(e)	5,800,000	4,734,424
Massachusetts Development Finance Agency
5.00%, 10/01/2025	575,000	583,471

	Par	Value
5.00%, 01/01/2031 (Callable 01/01/2027)	$ 475,000	$ 489,651
5.00%, 07/01/2036 (Callable 07/01/2026)	1,000,000	1,018,070
5.00%, 07/01/2041 (Callable 07/01/2026)	1,350,000	1,365,086
Massachusetts Educational Financing Authority
5.00%, 07/01/2024(c)	2,000,000	2,000,000
5.00%, 01/01/2026 (Callable 01/01/2025)(c)	2,000,000	2,010,094
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 06/01/2025)	1,000,000	989,220
3.35%, 06/01/2027 (Callable 12/01/2025)	2,600,000	2,596,129
4.00%, 12/01/2028 (Callable 07/22/2024)	910,000	907,767
3.50%, 06/01/2042 (Callable 06/01/2025)	580,000	575,782
4.50%, 12/01/2048 (Callable 12/01/2027)	855,000	856,948
4.00%, 06/01/2049 (Callable 12/01/2028)	435,000	432,322
5.00%, 06/01/2050 (Callable 06/01/2032)	1,680,000	1,724,328
		20,313,294
Michigan - 3.2%
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	900,000	1,020,984
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,056,261
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	816,381
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,137,103
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,176,576
Berkley School District
5.00%, 05/01/2040 (Callable 05/01/2034)	335,000	377,556
5.00%, 05/01/2041 (Callable 05/01/2034)	760,000	849,236
5.00%, 05/01/2042 (Callable 05/01/2034)	1,000,000	1,111,820
5.00%, 05/01/2043 (Callable 05/01/2034)	1,425,000	1,575,542
5.00%, 05/01/2044 (Callable 05/01/2034)	1,525,000	1,680,062
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	972,646
5.00%, 05/01/2046 (Callable 05/01/2034)	3,870,000	4,231,818

The accompanying notes are an integral part of these financial statements.

217

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
5.25%, 05/01/2048 (Callable 05/01/2033)	$ 700,000	$ 769,386
City of Detroit MI
5.25%, 05/01/2028	275,000	287,911
5.25%, 05/01/2029	685,000	726,630
5.25%, 05/01/2030	680,000	726,483
5.25%, 05/01/2031	575,000	619,581
5.25%, 05/01/2032	600,000	651,515
5.25%, 05/01/2033	550,000	600,858
6.00%, 05/01/2039 (Callable 05/01/2033)	500,000	581,054
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	635,000	650,870
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	897,166
4.00%, 05/01/2041 (Callable 05/01/2032)	895,000	903,851
4.00%, 05/01/2042 (Callable 05/01/2032)	885,000	889,810
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	302,425
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	320,702
4.50%, 05/01/2043 (Callable 05/01/2032)	300,000	308,810
Detroit City School District, 5.25%, 05/01/2025	270,000	273,872
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	985,000	994,096
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	750,150
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	808,298
5.00%, 05/01/2038 (Callable 05/01/2032)	575,000	636,263
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	885,617
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,502,138
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,593,813
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,056,867
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,102,691

	Par	Value
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	$ 1,740,000	$ 1,845,482
5.00%, 07/01/2046 (Callable 07/01/2026)	2,000,000	2,026,998
Howell Public Schools, 5.00%, 05/01/2025	730,000	739,045
Jenison Public Schools
5.00%, 05/01/2042 (Callable 05/01/2034)	225,000	244,150
5.00%, 05/01/2043 (Callable 05/01/2034)	385,000	415,782
5.00%, 05/01/2044 (Callable 05/01/2034)	250,000	269,235
5.00%, 05/01/2046 (Callable 05/01/2034)	425,000	456,091
5.00%, 05/01/2049 (Callable 05/01/2034)	525,000	557,180
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 08/01/2024)	1,000,000	1,000,509
5.00%, 11/01/2025	885,000	896,535
5.25%, 02/01/2027	1,540,000	1,546,843
5.00%, 11/15/2027 (Callable 11/15/2026)	1,055,000	1,083,476
5.00%, 11/01/2028	1,025,000	1,026,518
4.00%, 02/01/2029 (Callable 02/01/2027)	535,000	503,804
5.00%, 09/01/2029	400,000	416,515
4.50%, 10/01/2029 (Callable 10/01/2024)	6,900,000	6,903,249
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	459,279
5.25%, 02/01/2032 (Callable 02/01/2027)	590,000	596,311
5.00%, 07/01/2032 (Callable 07/23/2024)	5,000,000	5,003,812
5.00%, 05/15/2034 (Callable 05/15/2025)	2,500,000	2,519,993
5.00%, 07/01/2034 (Callable 07/01/2025)	2,000,000	2,021,519
5.00%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,040,952
5.00%, 10/01/2039 (Callable 10/01/2024)	3,135,000	3,138,893
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	547,492
5.25%, 02/28/2041 (Callable 02/28/2034)	500,000	543,075
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,525,105
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	540,370
5.00%, 07/01/2044 (Callable 08/01/2024)	3,910,000	3,911,259

The accompanying notes are an integral part of these financial statements.

218

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
6.75%, 07/01/2044 (Callable 07/01/2024)(b)	$ 2,735,000	$ 2,735,000
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	4,950,000	5,069,048
Michigan State Hospital Finance Authority, 4.00%, 11/15/2047 (Callable 11/15/2026)	595,000	558,628
Michigan State Housing Development Authority
3.25%, 10/01/2037 (Callable 10/01/2025)	1,745,000	1,532,439
3.80%, 07/01/2041 (Callable 07/01/2026)(a)	2,250,000	2,252,058
4.25%, 06/01/2049 (Callable 12/01/2027)	890,000	888,677
4.25%, 12/01/2049 (Callable 06/01/2028)	915,000	913,884
4.65%, 12/01/2049 (Callable 06/01/2033)	2,450,000	2,432,650
3.50%, 12/01/2050 (Callable 06/01/2029)	3,355,000	3,295,130
5.00%, 06/01/2053 (Callable 12/01/2031)	2,525,000	2,596,916
5.50%, 06/01/2053 (Callable 12/01/2031)	2,300,000	2,406,557
5.75%, 06/01/2054 (Callable 12/01/2032)	4,885,000	5,190,065
6.00%, 06/01/2054 (Callable 06/01/2033)	6,500,000	7,025,167
Michigan Strategic Fund, 1.80%, 10/01/2049(a)(c)	1,000,000	993,023
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 05/01/2026)	1,500,000	1,527,692
Rochester Community School District, 5.00%, 05/01/2035 (Callable 05/01/2026)	550,000	562,601
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,127,240
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	898,232
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,355,920
Romeo Community School District, 5.00%, 05/01/2029 (Callable 05/01/2026)	1,000,000	1,029,001
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	815,000	864,351
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	1,320,000	1,475,315

	Par	Value
Wayne County Airport Authority, 5.00%, 12/01/2031 (Callable 12/01/2027)	$ 690,000	$ 723,192
Wayne State University, 5.00%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,041,781
Western Michigan University
5.00%, 11/15/2029 (Callable 05/15/2025)	250,000	252,808
5.00%, 11/15/2038 (Callable 05/15/2031)	375,000	407,238
5.00%, 11/15/2039 (Callable 05/15/2031)	400,000	434,682
5.00%, 11/15/2040 (Callable 05/15/2031)	420,000	454,085
		130,669,694
Minnesota - 1.2%
City of Maple Grove MN
5.00%, 05/01/2027	200,000	204,624
5.00%, 05/01/2031 (Callable 05/01/2027)	525,000	536,727
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	680,000	686,252
4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,108,315
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	8,000,000	8,033,496
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,277,110
Duluth Economic Development Authority
5.00%, 06/15/2027	300,000	311,728
5.00%, 06/15/2028	450,000	473,493
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041)(a)	4,497,160	4,598,375
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 02/01/2026)	175,000	159,597
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,150,126
5.00%, 11/15/2029 (Callable 11/15/2027)	705,000	726,132
5.00%, 12/01/2030	300,000	315,088
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,958,167
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,666,720

The accompanying notes are an integral part of these financial statements.

219

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	$ 2,040,000	$ 2,186,285
4.00%, 10/01/2040 (Callable 10/01/2030)	1,030,000	1,024,670
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	1,003,601
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	1,002,196
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	2,000,000	2,109,166
Minnesota Housing Finance Agency
3.30%, 02/01/2025 (Callable 08/01/2024)	2,000,000	1,995,333
3.80%, 02/01/2025 (Callable 08/01/2024)	2,040,000	2,037,345
3.60%, 07/01/2033 (Callable 08/01/2024)	460,000	449,585
3.10%, 07/01/2035 (Callable 07/01/2025)	1,485,000	1,326,840
4.00%, 01/01/2038 (Callable 08/01/2024)	145,000	144,437
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	994,229
4.00%, 01/01/2047 (Callable 01/01/2026)	125,000	124,443
3.75%, 01/01/2050 (Callable 01/01/2029)	1,605,000	1,588,122
3.50%, 07/01/2050 (Callable 07/01/2029)	2,165,000	2,127,072
5.75%, 07/01/2053 (Callable 01/01/2033)	2,975,000	3,152,195
Plymouth Intermediate District No. 287, 4.00%, 02/01/2028 (Callable 02/01/2027)	350,000	355,257
Sauk Centre Public Utilities Commission Electric Revenue, 4.25%, 12/01/2044 (Callable 12/01/2034)	825,000	826,819
St Paul Port Authority, 4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	1,017,216
Zumbro Education District
4.00%, 02/01/2029	350,000	343,258
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	360,928
		47,374,947
Mississippi - 1.5%
Biloxi Public School District, 5.00%, 04/01/2026	500,000	510,953
City of Gluckstadt MS
6.00%, 06/01/2025	100,000	101,432
6.00%, 06/01/2027	285,000	296,234

	Par	Value
6.00%, 06/01/2029 (Callable 06/01/2028)	$ 370,000	$ 390,583
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	428,133
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	105,709
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	102,472
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	501,962
City of Gulfport MS
5.00%, 07/01/2024	485,000	485,000
5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	499,584
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	280,000	285,826
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	306,249
City of Pearl MS
5.50%, 09/01/2028	310,000	330,079
5.50%, 09/01/2029	325,000	351,052
City of Ridgeland MS
3.00%, 10/01/2025	1,000,000	985,752
3.00%, 10/01/2026	1,100,000	1,067,713
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	650,085
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	610,000	713,809
6.00%, 09/01/2043 (Callable 09/01/2033)	550,000	640,777
6.00%, 09/01/2048 (Callable 09/01/2033)	3,000,000	3,429,368
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,341,171
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	512,394
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,431,542
Mississippi Business Finance Corp., 3.20%, 09/01/2028 (Callable 08/01/2024)	2,100,000	2,051,771
Mississippi Development Bank
5.00%, 11/01/2027	560,000	555,860
5.00%, 09/01/2029	1,900,000	1,956,615
5.00%, 09/01/2030	1,130,000	1,168,974
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	504,448
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	285,722
5.00%, 05/01/2035 (Callable 05/01/2029)	200,000	214,268

The accompanying notes are an integral part of these financial statements.

220

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
4.00%, 07/01/2035 (Callable 07/01/2031)	$ 405,000	$ 406,239
4.00%, 03/01/2036 (Callable 03/01/2028)	300,000	301,655
5.00%, 05/01/2036 (Callable 05/01/2029)	360,000	385,057
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	250,722
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	284,288
4.00%, 07/01/2038 (Callable 07/01/2031)	245,000	245,298
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,355,453
4.00%, 07/01/2039 (Callable 07/01/2031)	390,000	388,098
5.00%, 06/01/2041 (Callable 06/01/2034)	340,000	374,359
5.00%, 04/01/2042 (Callable 04/01/2034)	475,000	522,449
4.00%, 04/01/2044 (Callable 04/01/2034)	900,000	886,377
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,356,568
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,613,173
5.00%, 05/01/2049 (Callable 05/01/2034)	3,000,000	3,171,734
5.00%, 05/01/2052 (Callable 05/01/2034)	3,000,000	3,161,369
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,881,462
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	2,003,288
4.05%, 12/01/2047 (Callable 06/01/2031)	500,000	476,133
4.80%, 12/01/2049 (Callable 06/01/2033)	3,800,000	3,830,408
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	770,553
Mississippi State University Educational Building Corp., 4.00%, 08/01/2049 (Callable 08/01/2034)	1,350,000	1,306,701
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	691,379
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,275,169
5.00%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,008,854

	Par	Value
5.00%, 10/15/2035 (Callable 10/15/2028)	$ 4,000,000	$ 4,131,769
5.00%, 10/15/2035 (Callable 10/15/2025)	950,000	958,167
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,572,164
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	853,893
4.50%, 10/01/2052 (Callable 10/01/2032)	1,000,000	1,008,030
University of Southern Mississippi, 5.00%, 09/01/2035 (Callable 09/01/2026)	535,000	552,270
Vicksburg Warren School District, 5.00%, 03/01/2029	150,000	155,522
		61,384,138
Missouri - 1.5%
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 04/15/2026)	820,000	827,101
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	172,013
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,041,626
City of St Charles MO, 4.00%, 02/01/2026	500,000	503,846
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	425,000	451,412
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,856,178
Health & Educational Facilities Authority of the State of Missouri
5.00%, 08/01/2024	330,000	329,865
5.00%, 02/01/2025 (Callable 07/23/2024)	45,000	45,032
5.00%, 09/01/2025	680,000	682,669
5.00%, 09/01/2026	410,000	411,181
5.00%, 09/01/2027	280,000	281,415
5.00%, 11/15/2027 (Callable 11/15/2025)	585,000	590,236
5.00%, 02/01/2034 (Callable 07/22/2024)	950,000	987,179
5.00%, 02/01/2035 (Callable 07/23/2024)	535,000	535,374
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	648,556
5.00%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,960,571

The accompanying notes are an integral part of these financial statements.

221

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 02/15/2036 (Callable 02/15/2029)	$ 425,000	$ 447,547
Jackson County School District No R-IV Blue Springs
6.00%, 03/01/2038 (Callable 03/01/2029)	1,005,000	1,129,628
5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,626,227
Jefferson County Consolidated School District No 6/MO
3.00%, 03/01/2034 (Callable 03/01/2028)	700,000	657,661
3.00%, 03/01/2039 (Callable 03/01/2028)	1,300,000	1,140,223
Kansas City Industrial Development Authority, 4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	459,545
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	745,000	818,253
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	919,700
Meramec Valley School District No R-III
3.00%, 03/01/2037 (Callable 03/01/2028)	360,000	328,877
3.00%, 03/01/2038 (Callable 03/01/2028)	500,000	448,309
Missouri Housing Development Commission
3.95%, 11/01/2040 (Callable 05/01/2025)	5,000	4,902
3.25%, 11/01/2052 (Callable 11/01/2030)	3,865,000	3,753,530
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2033	830,000	917,875
5.00%, 06/01/2033	785,000	868,110
5.00%, 06/01/2033	300,000	329,222
5.00%, 06/01/2034	825,000	920,704
5.00%, 12/01/2040 (Callable 06/01/2026)	1,040,000	1,051,440
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	101,004
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	111,243
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	108,931
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	5,000,000	4,345,165

	Par	Value
Montgomery County School District No R-II, 5.00%, 03/01/2041 (Callable 03/01/2029)	$ 875,000	$ 921,746
Normandy Schools Collaborative
3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,386,435
3.00%, 03/01/2037 (Callable 03/01/2028)	1,325,000	1,194,580
Northwest Missouri State University
5.00%, 06/01/2027	560,000	578,263
5.00%, 06/01/2028	1,595,000	1,664,335
5.00%, 06/01/2029	500,000	527,049
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,193,215
Riverview Gardens School District
5.50%, 04/01/2038 (Callable 04/01/2032)	825,000	918,368
5.50%, 04/01/2040 (Callable 04/01/2032)	1,250,000	1,379,764
6.00%, 04/01/2042 (Callable 04/01/2032)	650,000	733,698
6.00%, 04/01/2044 (Callable 04/01/2032)	550,000	617,453
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,051,647
3.88%, 10/01/2035 (Callable 10/01/2029)	290,000	263,804
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,578,946
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,388,167
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	2,245,000	2,266,877
Valley Park School District
5.50%, 03/01/2040 (Callable 03/01/2032)	500,000	560,479
5.50%, 03/01/2041 (Callable 03/01/2032)	1,235,000	1,373,113
5.50%, 03/01/2042 (Callable 03/01/2032)	1,135,000	1,259,366
5.50%, 03/01/2044 (Callable 03/01/2032)	1,175,000	1,292,342
		68,961,997
Montana - 1.1%
City of Billings MT
5.00%, 07/01/2031	300,000	323,730
5.00%, 07/01/2032	300,000	326,395
5.00%, 07/01/2033	325,000	355,502
5.00%, 07/01/2034 (Callable 07/01/2033)	215,000	235,227

The accompanying notes are an integral part of these financial statements.

222

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Montana - (Continued)
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	$ 1,200,000	$ 1,203,693
3.90%, 03/01/2031 (Callable 08/01/2024)(a)	7,395,000	7,082,679
3.88%, 10/01/2032	2,750,000	2,726,262
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	465,000	503,845
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	322,591
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	488,641
Montana Board of Housing
3.50%, 08/01/2025 (Callable 08/01/2024)(a)	3,385,000	3,381,950
3.60%, 12/01/2030 (Callable 07/22/2024)	285,000	282,543
3.75%, 12/01/2038 (Callable 12/01/2027)	290,000	275,715
4.00%, 06/01/2049 (Callable 12/01/2027)	650,000	645,908
4.60%, 12/01/2049 (Callable 06/01/2033)	2,500,000	2,467,517
3.00%, 06/01/2052 (Callable 06/01/2031)	1,795,000	1,731,092
6.00%, 12/01/2053 (Callable 12/01/2032)	2,110,000	2,265,049
4.65%, 06/01/2054 (Callable 06/01/2033)	2,000,000	1,985,240
6.25%, 06/01/2054 (Callable 12/01/2032)	1,710,000	1,857,291
Montana Facility Finance Authority
5.00%, 06/01/2026 (Callable 12/01/2024)	765,000	768,153
5.00%, 06/01/2029 (Callable 12/01/2024)	715,000	717,744
5.00%, 06/01/2033 (Callable 06/01/2028)	310,000	324,039
4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	705,124
Yellowstone and Carbon Counties School District No 7-70 Laurel, 5.00%, 07/01/2027	740,000	774,918
		31,750,848
Nebraska - 0.8%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	7,200,000	7,584,162
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,373,830

	Par	Value
City of Sutton NE, 4.65%, 10/15/2025 (Callable 08/01/2024)	$ 1,610,000	$ 1,610,196
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	200,000	208,021
Cozad City School District, 4.00%, 06/15/2037 (Callable 05/17/2027)	500,000	501,404
Douglas County Hospital Authority No 2, 5.00%, 05/15/2029 (Callable 08/01/2024)	2,125,000	2,125,540
Nebraska Investment Finance Authority
3.50%, 09/01/2036 (Callable 03/01/2025)	275,000	255,678
3.50%, 09/01/2046 (Callable 03/01/2025)	65,000	64,365
5.50%, 03/01/2052 (Callable 03/01/2032)	4,580,000	4,790,083
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026)(c)	550,000	563,604
Papio-Missouri River Natural Resource District, 3.00%, 12/01/2032 (Callable 10/12/2026)	385,000	352,228
Village of Boys Town NE, 3.00%, 09/01/2028	2,125,000	2,077,805
		22,506,916
Nevada - 0.5%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	519,154
5.00%, 09/01/2033 (Callable 09/01/2027)	1,520,000	1,560,671
Clark County School District, 5.00%, 06/15/2032 (Callable 06/15/2027)	450,000	470,483
County of Clark NV, 3.75%, 01/01/2036(a)	1,500,000	1,487,203
County of Washoe NV
3.63%, 03/01/2036(a)	4,015,000	3,993,564
3.63%, 03/01/2036(a)	1,000,000	994,661
Henderson Public Improvement Trust/NV, 5.50%, 01/01/2044 (Callable 07/01/2024)	1,000,000	1,000,000
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,229,140
5.00%, 06/15/2029 (Callable 06/15/2026)	200,000	202,688
3.00%, 06/15/2032 (Callable 06/15/2026)	1,000,000	907,651
Nevada Housing Division
5.00%, 12/01/2025 (Callable 12/01/2024)(a)	2,725,000	2,732,268

The accompanying notes are an integral part of these financial statements.

223

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - (Continued)
4.00%, 04/01/2049 (Callable 10/01/2028)	$ 1,060,000	$ 1,053,470
4.00%, 10/01/2049 (Callable 10/01/2028)	215,000	213,669
Nevada Rural Housing Authority, 6.00%, 11/01/2055 (Callable 05/01/2033)	3,400,000	3,735,842
		20,100,464
New Hampshire - 0.5%
New Hampshire Business Finance Authority
4.00%, 10/20/2036	2,932,585	2,823,961
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	631,392
Series 2024-2, Class A, 3.63%, 08/20/2039	3,198,455	2,974,097
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2032 (Callable 10/01/2027)	275,000	286,182
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	4,995,000	5,346,752
		12,062,384
New Jersey - 3.3%
Atlantic City Board of Education, 3.40%, 08/15/2027(b)	3,293,000	3,248,931
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	3,000,000	3,051,096
County of Bergen NJ, 1.00%, 03/01/2025	2,280,000	2,231,543
Gloucester County Improvement Authority
4.00%, 02/27/2025 (Callable 12/01/2024)	2,450,000	2,452,411
5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	927,194
5.00%, 07/01/2049 (Callable 01/01/2032)	4,000,000	4,297,658
Industrial Pollution Control Financing Authority of Gloucester County, 5.00%, 12/01/2024(c)	230,000	231,263
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025	4,550,000	4,587,592
5.00%, 05/01/2025	2,350,000	2,369,416
New Jersey Economic Development Authority
4.00%, 11/01/2027	1,100,000	1,119,113
3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	85,465

	Par	Value
New Jersey Educational Facilities Authority, 5.00%, 07/01/2026 (Callable 07/01/2024)	$ 115,000	$ 115,000
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2043 (Callable 05/02/2024)(a)	2,250,000	2,250,000
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025(c)	1,850,000	1,878,843
5.00%, 12/01/2027(c)	375,000	386,051
New Jersey Housing & Mortgage Finance Agency
3.13%, 02/01/2025 (Callable 07/22/2024)(a)	2,300,000	2,295,704
4.50%, 10/01/2048 (Callable 10/01/2027)	1,175,000	1,179,872
4.75%, 10/01/2050 (Callable 04/01/2028)	220,000	221,656
5.00%, 10/01/2053 (Callable 04/01/2031)	2,335,000	2,398,378
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2024(e)	4,220,000	4,147,973
0.00%, 12/15/2026(e)	6,410,000	5,856,987
0.00%, 12/15/2027(e)	3,015,000	2,661,470
5.00%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,501,841
0.00%, 12/15/2029(e)	12,530,000	10,288,187
5.00%, 06/15/2034 (Callable 12/15/2028)	900,000	951,131
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,476,568
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	504,363
0.00%, 12/15/2038(e)	5,145,000	2,929,090
5.00%, 06/15/2044 (Callable 07/29/2024)	370,000	370,097
New Jersey Turnpike Authority
5.00%, 01/01/2027(d)	2,500,000	2,609,281
5.00%, 01/01/2028(d)	8,000,000	8,496,945
5.00%, 01/01/2045 (Callable 01/01/2034)(d)	5,515,000	6,019,127
Newark Housing Authority, 5.00%, 01/01/2032	525,000	560,368
South Jersey Port Corp., 5.00%, 01/01/2025(c)	1,500,000	1,505,363
South Jersey Transportation Authority, 5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,510,087
		87,716,064
New Mexico - 0.5%
City of Albuquerque NM Gross Receipts Tax Revenue, 5.00%, 07/01/2037 (Callable 07/01/2033)	760,000	858,347

The accompanying notes are an integral part of these financial statements.

224

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - (Continued)
City of Farmington NM, 3.88%, 06/01/2040(a)	$ 1,500,000	$ 1,508,770
Loving Municipal School District No 10
5.00%, 09/15/2025	500,000	509,741
5.00%, 09/15/2026	500,000	516,353
New Mexico Institute of Mining & Technology
4.00%, 12/01/2028	300,000	305,042
4.00%, 12/01/2029	335,000	339,618
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 03/01/2026)	460,000	419,078
5.00%, 02/01/2042 (Callable 10/01/2024)(a)	2,458,000	2,462,784
5.00%, 02/01/2042 (Callable 04/01/2025)(a)	2,000,000	2,014,501
3.70%, 09/01/2042 (Callable 03/01/2027)	1,485,000	1,359,641
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	841,980
4.60%, 09/01/2049 (Callable 03/01/2033)	2,165,000	2,145,179
3.50%, 07/01/2050 (Callable 01/01/2029)	575,000	563,798
5.25%, 03/01/2053 (Callable 03/01/2032)	3,270,000	3,408,829
New Mexico State University, 4.00%, 04/01/2035 (Callable 04/01/2027)	520,000	522,371
Village of Los Ranchos de Albuquerque NM
4.00%, 09/01/2024	100,000	99,966
4.00%, 09/01/2025	150,000	150,398
5.00%, 09/01/2026	150,000	153,832
5.00%, 09/01/2030	125,000	134,924
		18,315,152
New York - 4.1%
Albany County Airport Authority, 5.00%, 12/15/2025(c)	1,000,000	1,016,647
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	690,635
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	9,350,000	9,334,511
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 08/01/2024)(b)	1,450,000	1,425,018
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,942,992
City of Mount Vernon NY, 5.50%, 05/30/2025(b)	2,000,000	2,007,004

	Par	Value
City of New York NY
5.25%, 10/01/2043 (Callable 10/01/2032)	$ 1,200,000	$ 1,336,043
5.00%, 06/01/2044 (Callable 06/01/2025)(a)	2,190,000	2,214,282
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/01/2026)	2,125,000	2,153,608
Huntington Local Development Corp., 4.00%, 07/01/2027	1,210,000	1,179,301
Metropolitan Transportation Authority, 4.00%, 11/15/2048 (Callable 05/15/2034)	1,000,000	975,075
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,956,270	5,233,292
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,430,052
3.00%, 02/15/2048 (Callable 07/22/2024)	9,250,000	9,217,687
3.50%, 02/15/2048 (Callable 07/22/2024)	3,820,000	3,799,450
3.40%, 11/01/2062 (Callable 05/01/2025)(a)	6,280,000	6,205,674
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	667,738
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,366,048
4.00%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,070,332
4.00%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,008,412
5.00%, 02/01/2041 (Callable 02/01/2025)	5,000,000	5,027,483
5.50%, 11/01/2045 (Callable 11/01/2032)	545,000	618,681
New York State Dormitory Authority
5.00%, 02/15/2031 (Callable 08/15/2027)	730,000	762,790
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,468,683
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,128,794
5.00%, 02/15/2042 (Callable 08/15/2027)	6,000,000	6,191,148
5.00%, 02/15/2048 (Callable 02/15/2030)	1,925,000	2,033,934

The accompanying notes are an integral part of these financial statements.

225

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
New York State Housing Finance Agency
0.70%, 11/01/2024 (Callable 07/22/2024)	$ 5,000,000	$ 4,915,310
1.60%, 11/01/2024 (Callable 07/22/2024)	2,645,000	2,622,073
0.65%, 11/01/2056 (Callable 07/22/2024)(a)	2,135,000	2,040,645
1.00%, 11/01/2061 (Callable 07/22/2024)(a)	1,535,000	1,417,722
3.60%, 11/01/2062 (Callable 06/01/2025)(a)	2,305,000	2,305,567
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,361,184
5.50%, 06/30/2038 (Callable 06/30/2031)(c)	2,650,000	2,891,240
5.50%, 06/30/2041 (Callable 06/30/2031)(c)	1,700,000	1,830,707
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 10/01/2025)	55,000	52,510
5.00%, 10/01/2040 (Callable 10/01/2025)	240,000	210,078
Port Authority of New York & New Jersey
5.00%, 09/01/2025 (Callable 09/01/2024)(c)	775,000	776,480
3.00%, 10/01/2028(c)	5,000,000	4,755,707
St Lawrence County Industrial Development Agency, 5.00%, 07/01/2034 (Callable 07/01/2026)	345,000	353,007
Town of Indian Lake NY, 4.75%, 05/08/2025	4,500,000	4,525,705
Westchester County Local Development Corp., 5.75%, 11/01/2048 (Callable 11/01/2033)	1,250,000	1,388,188
		106,951,437
North Carolina - 2.1%
Cape Fear Public Utility Authority, 4.00%, 08/01/2032 (Callable 08/01/2026)	2,625,000	2,641,756
Charlotte-Mecklenburg Hospital Authority, 5.00%, 01/15/2050(a)	1,980,000	2,102,494
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	310,711
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,306,891

	Par	Value
Inlivian
4.00%, 04/01/2025 (Callable 04/01/2024)	$ 7,500,000	$ 7,495,807
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	9,000,000	9,106,730
North Carolina Housing Finance Agency
4.20%, 07/01/2040 (Callable 07/01/2032)	2,000,000	1,967,409
4.00%, 07/01/2047 (Callable 01/01/2027)	250,000	248,674
3.75%, 07/01/2052 (Callable 01/01/2031)	3,335,000	3,293,148
5.75%, 01/01/2054 (Callable 07/01/2032)	1,995,000	2,115,465
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,090,000	1,107,542
North Carolina Turnpike Authority, 4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,105,324
Raleigh Housing Authority, 5.00%, 10/01/2026(a)	3,500,000	3,524,095
State of North Carolina, 3.00%, 05/01/2028 (Callable 08/01/2024)	5,000,000	4,880,318
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,494,186
University of North Carolina at Chapel Hill, 4.22% (SOFR + 0.65%), 12/01/2041 (Callable 12/01/2024)	5,000,000	5,002,484
		49,703,034
North Dakota - 1.6%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	9,500,000	9,490,790
City of Horace ND
4.00%, 01/01/2025 (Callable 07/22/2024)	2,500,000	2,496,480
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	388,240
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	377,958
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	332,889
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	654,315
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,458,709
3.00%, 05/01/2037 (Callable 05/01/2026)	2,495,000	1,997,827
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,696,122
5.00%, 05/01/2048 (Callable 05/01/2031)	250,000	242,231

The accompanying notes are an integral part of these financial statements.

226

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
6.00%, 05/01/2049 (Callable 05/01/2032)	$ 3,000,000	$ 3,139,163
City of Mayville ND, 3.75%, 08/01/2025 (Callable 08/01/2024)	3,500,000	3,421,685
City of Williston ND, 5.00%, 05/01/2028 (Callable 08/01/2024)	480,000	474,205
North Dakota Housing Finance Agency
3.15%, 07/01/2026	1,120,000	1,115,172
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	80,867
4.30%, 07/01/2039 (Callable 07/01/2033)	2,900,000	2,903,498
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	463,403
5.00%, 07/01/2042 (Callable 07/01/2033)	1,500,000	1,632,200
3.50%, 07/01/2046 (Callable 01/01/2026)	295,000	291,737
4.00%, 01/01/2050 (Callable 07/01/2028)	715,000	710,362
5.75%, 01/01/2054 (Callable 07/01/2032)	3,840,000	4,072,869
North Dakota Public Finance Authority, 5.25%, 06/01/2030 (Callable 06/01/2025)	1,590,000	1,610,939
State Board of Higher Education of the State of North Dakota
5.00%, 04/01/2028	100,000	105,320
4.00%, 04/01/2037 (Callable 04/01/2029)	400,000	400,778
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 07/17/2024)	1,700,000	1,686,680
		44,244,439
Ohio - 3.7%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2026	600,000	622,017
5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,628,862
American Municipal Power, Inc., 4.50%, 06/19/2025	2,000,000	2,006,499
City of Akron OH Income Tax Revenue, 4.00%, 12/01/2032 (Callable 12/01/2029)	5,000	5,116
City of Kirtland OH, 4.50%, 04/17/2025	3,147,000	3,163,921
City of Lorain OH, 5.13%, 07/10/2025	1,232,000	1,245,033
City of Louisville OH, 4.38%, 06/25/2025	2,700,000	2,708,105

	Par	Value
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	$ 645,000	$ 687,799
City of Middletown OH, 4.63%, 06/26/2025	2,550,000	2,562,526
City of North Olmsted OH, 5.00%, 06/25/2025	2,850,000	2,875,660
City of Parma Heights OH, 4.63%, 06/26/2025	925,000	929,715
City of Troy OH, 3.00%, 12/01/2041 (Callable 06/01/2025)	355,000	301,187
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	439,354
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	656,134
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	504,870
5.00%, 08/01/2039 (Callable 08/01/2024)	2,260,000	2,260,604
Columbus Metropolitan Housing Authority
1.00%, 11/01/2024 (Callable 07/17/2024)	600,000	594,206
5.00%, 06/01/2034 (Callable 06/01/2031)	2,450,000	2,589,379
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	675,000	581,295
2.13%, 05/15/2034 (Callable 11/15/2031)	2,545,000	2,144,061
3.82%, 11/15/2036 (Callable 08/01/2024)	380,000	380,000
4.00%, 11/15/2038 (Callable 08/01/2024)	310,000	298,352
5.00%, 07/01/2045 (Callable 10/01/2026)(a)	500,000	509,406
4.00%, 05/15/2049 (Callable 05/15/2029)	2,155,000	2,035,174
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	399,008
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	317,723
5.00%, 12/01/2038 (Callable 06/01/2028)	260,000	274,336
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	452,907
5.00%, 12/01/2040 (Callable 06/01/2028)	275,000	288,452
County of Butler OH, 5.00%, 11/15/2031 (Callable 11/15/2027)	225,000	227,188

The accompanying notes are an integral part of these financial statements.

227

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
County of Hamilton OH, 5.00%, 09/15/2032 (Callable 03/15/2030)	$ 695,000	$ 704,087
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2030(d)	1,250,000	1,391,093
5.00%, 12/01/2031(d)	250,000	281,496
5.00%, 12/01/2032(d)	450,000	513,509
County of Lorain OH
5.00%, 12/01/2031 (Callable 08/01/2024)	480,000	480,573
3.00%, 12/01/2036 (Callable 12/01/2025)	400,000	356,373
County of Medina OH, 3.00%, 12/01/2037 (Callable 06/01/2026)	545,000	482,755
County of Montgomery OH
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	402,492
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	878,300
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,985,000	3,328,375
Cuyahoga Metropolitan Housing Authority
4.00%, 06/01/2026(a)	3,012,000	3,012,009
4.75%, 12/01/2027(a)	2,280,000	2,293,261
Euclid City School District, 4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	160,631
Euclid Public Library
5.00%, 12/01/2040 (Callable 06/01/2029)	1,060,000	1,120,223
5.00%, 12/01/2045 (Callable 06/01/2029)	625,000	654,380
5.00%, 12/01/2049 (Callable 06/01/2029)	400,000	413,335
5.00%, 12/01/2053 (Callable 06/01/2029)	650,000	669,663
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	4,200,000	3,554,103
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	500,000	540,441
Hopewell-Loudon Local School District, 4.00%, 11/01/2036 (Callable 11/01/2026)	1,055,000	1,058,073
Licking Heights Local School District, 6.40%, 12/01/2028	705,000	749,772
North Ridgeville City School District
5.00%, 12/01/2044 (Callable 06/01/2029)	1,000,000	1,049,059

	Par	Value
5.00%, 12/01/2047 (Callable 06/01/2029)	$ 1,300,000	$ 1,356,038
5.25%, 12/01/2054 (Callable 06/01/2029)	2,925,000	3,082,782
Ohio Air Quality Development Authority
3.25%, 09/01/2029	1,000,000	960,123
4.00%, 09/01/2030(a)	5,000,000	5,005,752
4.00%, 01/01/2034(a)	2,000,000	1,999,026
2.40%, 12/01/2038 (Callable 10/01/2024)(a)	2,865,000	2,529,316
Ohio Higher Educational Facility Commission
5.00%, 03/01/2025	545,000	544,647
5.00%, 05/01/2026	200,000	205,905
5.00%, 05/01/2027 (Callable 05/01/2026)	610,000	623,934
5.00%, 05/01/2028 (Callable 05/01/2026)	475,000	485,316
Ohio Housing Finance Agency
3.35%, 07/01/2025(a)	2,240,000	2,240,000
4.00%, 11/01/2025(a)	4,300,000	4,290,039
5.00%, 08/01/2026 (Callable 08/01/2025)(a)	3,159,000	3,185,561
5.00%, 12/01/2026(a)	1,665,000	1,683,996
5.00%, 06/01/2027 (Callable 06/01/2026)(a)	2,400,000	2,451,686
3.20%, 09/01/2036 (Callable 09/01/2025)	585,000	525,935
2.90%, 09/01/2045 (Callable 03/01/2029)	6,510,000	5,099,889
4.00%, 03/01/2047 (Callable 09/01/2025)	245,000	243,665
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031)	2,350,000	2,705,139
5.80%, 02/15/2036 (Callable 02/15/2031)	410,000	474,204
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2030	235,000	255,060
5.00%, 12/01/2032	575,000	637,403
5.00%, 12/01/2033	400,000	446,075
5.00%, 12/01/2035 (Callable 06/01/2034)	440,000	492,864
5.00%, 12/01/2038 (Callable 06/01/2034)	355,000	388,523
5.00%, 12/01/2042 (Callable 06/01/2034)	470,000	504,296
5.00%, 12/01/2043 (Callable 06/01/2034)	250,000	266,768
5.00%, 12/01/2044 (Callable 06/01/2034)	545,000	579,926
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	990,507

The accompanying notes are an integral part of these financial statements.

228

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
State of Ohio
5.00%, 11/15/2035 (Callable 11/15/2030)	$ 605,000	$ 624,223
5.00%, 12/31/2035 (Callable 06/30/2025)(c)	9,265,000	9,321,271
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	604,226
2.75%, 01/01/2052(a)	1,495,000	1,442,607
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,079,134
Tolles Career & Technical Center, 5.25%, 12/01/2049 (Callable 12/01/2031)	2,500,000	2,676,527
Township of Miami OH/Montgomery County, 3.00%, 12/01/2033 (Callable 12/01/2029)	80,000	74,223
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,580,000	1,575,366
Village of Bluffton OH
5.00%, 12/01/2026	1,890,000	1,929,048
5.00%, 12/01/2027	1,340,000	1,378,745
		122,742,637
Oklahoma - 1.5%
Caddo County Educational Facilities Authority
5.00%, 09/01/2031	1,025,000	1,081,410
5.00%, 09/01/2032	500,000	530,335
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	6,846,993
Cleveland County Educational Facilities Authority, 5.00%, 06/01/2033	390,000	436,086
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	1,885,000	2,087,453
Garfield County Educational Facilities Authority, 5.00%, 09/01/2030 (Callable 09/01/2026)	3,165,000	3,231,203
Grand River Dam Authority, 5.00%, 06/01/2032 (Callable 12/01/2026)	2,210,000	2,275,361
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,235,320
Oklahoma County Finance Authority
5.00%, 10/01/2037 (Callable 10/01/2034)	1,000,000	1,132,238

	Par	Value
5.00%, 10/01/2038 (Callable 10/01/2034)	$ 1,000,000	$ 1,122,345
5.00%, 10/01/2039 (Callable 10/01/2034)	1,000,000	1,117,999
5.00%, 10/01/2040 (Callable 10/01/2034)	1,500,000	1,663,366
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,212,646
Oklahoma Development Finance Authority, 4.40%, 08/15/2031 (Callable 07/01/2024)(a)	2,400,000	2,400,000
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	195,247
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	345,285
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	391,529
3.00%, 09/01/2039 (Callable 03/01/2028)	130,000	111,515
5.00%, 03/01/2052 (Callable 03/01/2031)	2,815,000	2,884,531
6.50%, 09/01/2054 (Callable 09/01/2032)	1,250,000	1,396,590
Oklahoma Turnpike Authority
5.00%, 01/01/2037 (Callable 01/01/2026)	400,000	408,203
4.50%, 01/01/2053 (Callable 01/01/2032)	3,000,000	3,058,436
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	660,955
Tulsa County Independent School District No 3 Broken Arrow, 4.50%, 03/01/2025	2,800,000	2,817,609
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	1,000,000	934,529
University of Oklahoma, 5.00%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,516,251
		46,093,435
Oregon - 0.8%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	5,055,000	5,596,069
City of Eugene OR Electric Utility System Revenue, 5.00%, 08/01/2049 (Callable 08/01/2034)	1,250,000	1,359,249
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027)	500,000	516,073
County of Crook OR
0.00%, 06/01/2032	1,045,000	972,669
0.00%, 06/01/2034 (Callable 06/01/2032)	1,345,000	1,246,895
0.00%, 06/01/2035 (Callable 06/01/2032)	1,510,000	1,397,253

The accompanying notes are an integral part of these financial statements.

229

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
Hillsboro School District No 1J, 5.00%, 06/15/2037 (Callable 06/15/2027)	$ 2,000,000	$ 2,082,455
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029)(e)	110,000	83,272
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033)(e)	1,000,000	655,453
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,000,000	1,004,691
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	127,770
4.13%, 06/01/2052 (Callable 06/01/2032)	600,000	581,063
Salem Hospital Facility Authority
5.00%, 05/15/2025	130,000	130,488
5.00%, 05/15/2026	135,000	136,361
5.00%, 05/15/2035 (Callable 05/15/2026)	500,000	509,883
State of Oregon Housing & Community Services Department
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,439,497
4.00%, 07/01/2051 (Callable 01/01/2031)	5,405,000	5,368,929
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027)	540,000	568,146
		24,776,216
Pennsylvania - 2.5%
Allegheny County Higher Education Building Authority
5.00%, 09/01/2024	260,000	259,962
5.00%, 09/01/2025	450,000	450,804
5.00%, 09/01/2026	400,000	395,021
5.00%, 09/01/2027	500,000	491,886
Allentown City School District, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,710,000	1,738,654
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 08/01/2024)	250,000	250,010
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	471,332
5.00%, 07/01/2027	475,000	468,768
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,050,000	2,069,572

	Par	Value
5.00%, 08/01/2045 (Callable 08/01/2024)	$ 750,000	$ 725,300
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	708,191
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,082,589
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	178,093
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	528,862
City of Oil City PA
4.00%, 12/01/2031 (Callable 12/01/2029)	100,000	102,423
4.00%, 12/01/2035 (Callable 12/01/2029)	275,000	279,085
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2025(c)	3,000,000	3,035,410
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,743,699
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,670,000	1,680,211
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 07/22/2024)	2,855,000	2,841,694
Dauphin County General Authority, 5.00%, 06/01/2029 (Callable 06/01/2026)	690,000	704,550
Delaware Valley Regional Finance Authority, 4.54% (1 mo. Term SOFR + 0.88%), 09/01/2048 (Callable 09/01/2024)	1,000,000	1,000,464
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2025	225,000	227,835
Erie Parking Authority, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	248,634
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	925,215
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,273,924
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,104,229
5.00%, 05/01/2032 (Callable 11/01/2031)	920,000	977,203
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,680,477

The accompanying notes are an integral part of these financial statements.

230

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
4.38%, 05/01/2042 (Callable 05/01/2032)	$ 1,000,000	$ 1,016,332
Lancaster County Hospital Authority/PA
5.00%, 11/01/2037 (Callable 11/01/2029)	600,000	634,599
5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,237,672
Latrobe Industrial Development Authority
5.00%, 03/01/2031	175,000	178,212
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	269,744
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	295,645
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	306,028
Lycoming County Authority, 4.75%, 11/01/2043(a)	1,200,000	1,202,196
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,039,961
Montgomery County Industrial Development Authority/PA, 3.50%, 11/15/2029 (Callable 08/01/2024)(a)	1,735,000	1,735,000
Old Forge School District, 4.00%, 05/01/2045 (Callable 05/01/2027)	530,000	519,152
Panther Valley School District, 4.00%, 10/15/2033 (Callable 10/15/2028)	185,000	186,939
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2030(c)	1,245,000	1,314,838
5.00%, 12/31/2030(c)	1,000,000	1,060,164
4.00%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,005,376
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2029	500,000	525,997
5.00%, 01/01/2029	100,000	105,199
5.00%, 01/01/2030	500,000	532,342
5.00%, 01/01/2030	155,000	165,026
5.00%, 01/01/2031	510,000	550,082
5.00%, 01/01/2031	160,000	172,575
5.00%, 01/01/2032	1,000,000	1,089,416
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,542,979
0.00%, 01/01/2034(e)	3,410,000	2,322,177
0.00%, 01/01/2034(e)	1,680,000	1,165,576
0.00%, 01/01/2039(e)	3,640,000	2,003,743

	Par	Value
4.25%, 01/01/2050 (Callable 01/01/2032)	$ 2,000,000	$ 1,948,366
Pennsylvania Higher Educational Facilities Authority
5.00%, 07/01/2035 (Callable 07/01/2026)	300,000	289,656
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,381,919
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	70,000	69,478
4.00%, 10/01/2049 (Callable 10/01/2028)	655,000	651,854
4.25%, 10/01/2052 (Callable 04/01/2032)	4,950,000	4,954,350
Pennsylvania Turnpike Commission
0.00%, 12/01/2037 (Callable 12/01/2035)	575,000	548,772
4.75%, 12/01/2037 (Callable 12/01/2026)	600,000	612,340
5.00%, 12/01/2038 (Callable 12/01/2028)	2,480,000	2,624,742
6.38%, 12/01/2038 (Callable 12/01/2027)	4,385,000	4,774,706
5.13%, 12/01/2040 (Callable 06/01/2029)	795,000	842,761
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	500,000	527,694
Philadelphia Gas Works Co., 4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,259,851
Ridley School District
4.00%, 09/15/2031 (Callable 03/15/2025)	830,000	830,843
4.00%, 11/15/2037 (Callable 11/15/2029)	325,000	324,985
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,070,083
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,070,083
5.00%, 11/15/2050 (Callable 05/15/2032)	2,150,000	2,269,291
School District of Philadelphia
5.00%, 09/01/2024	600,000	601,056
5.00%, 09/01/2032 (Callable 09/01/2025)	575,000	581,786
4.00%, 09/01/2037 (Callable 09/01/2029)	1,000,000	1,008,645
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	500,000	523,030
5.00%, 02/01/2031	3,175,000	3,474,101

The accompanying notes are an integral part of these financial statements.

231

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 02/01/2034 (Callable 02/01/2032)	$ 4,000,000	$ 4,398,318
State Public School Building Authority
0.00%, 05/15/2027(e)	160,000	142,472
0.00%, 05/15/2030(e)	1,780,000	1,409,400
Steelton-Highspire School District, 4.00%, 11/15/2032 (Callable 11/15/2029)	1,295,000	1,301,834
Township of Lower Paxton PA, 5.00%, 04/01/2049 (Callable 04/01/2032)	500,000	525,396
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,064,791
University Area Joint Authority
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,094,850
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	1,996,153
Upper Moreland Township School District, 5.00%, 10/01/2030 (Callable 04/01/2025)	250,000	252,716
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	743,082
5.00%, 07/01/2030	825,000	845,954
York Suburban School District, 4.00%, 05/01/2030 (Callable 08/01/2024)	1,780,000	1,780,075
		103,616,500
Puerto Rico - 0.1%
Puerto Rico Electric Power Authority, 5.00%, 07/01/2024	2,100,000	2,100,000
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	135,000	139,184
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	211,430
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	211,288
		2,661,902
Rhode Island - 0.1%
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	950,000	1,004,322
Rhode Island Health and Educational Building Corp., 4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	125,836

	Par	Value
Rhode Island Housing & Mortgage Finance Corp., 3.00%, 10/01/2051 (Callable 04/01/2030)	$ 2,200,000	$ 2,125,460
Rhode Island Student Loan Authority
5.00%, 12/01/2027(c)	1,000,000	1,034,954
5.00%, 12/01/2028(c)	1,000,000	1,045,972
		5,336,544
South Carolina - 1.1%
Allendale County School District/SC, 5.00%, 12/01/2024	500,000	501,813
County of Florence SC, 5.00%, 11/01/2033 (Callable 11/01/2024)	250,000	250,568
Lexington County Health Services District, Inc., 5.00%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,015,157
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031)(a)	2,000,000	2,142,155
Saluda County School District No 1/SC, 6.00%, 08/30/2024	4,320,000	4,333,237
Scago Educational Facilities Corp. for Cherokee School District No 1, 5.00%, 12/01/2028 (Callable 06/01/2025)	1,230,000	1,240,598
SCAGO Educational Facilities Corp. for Pickens School District, 5.00%, 12/01/2029 (Callable 06/01/2025)	675,000	681,467
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	3,350,000	3,363,099
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,126,083
5.75%, 11/15/2029 (Callable 05/15/2025)	2,200,000	2,147,336
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	262,823
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,552,277
5.25%, 07/01/2037 (Callable 07/01/2026)	100,000	101,509
South Carolina State Housing Finance & Development Authority
3.80%, 01/01/2049 (Callable 07/01/2027)	130,000	119,940
4.00%, 07/01/2050 (Callable 07/01/2029)	1,970,000	1,957,325
3.00%, 01/01/2052 (Callable 07/01/2030)	7,540,000	7,295,842

The accompanying notes are an integral part of these financial statements.

232

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	$ 445,000	$ 448,384
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	500,082
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	496,166
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	490,000	500,395
		31,036,256
South Dakota - 0.5%
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	1,880,000	1,995,736
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,125,961
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,100,855
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	355,239
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	161,526
4.00%, 11/01/2034 (Callable 11/01/2024)	4,390,000	4,339,273
4.00%, 11/01/2040 (Callable 11/01/2025)	325,000	316,212
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	195,537
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	1,145,000	1,138,287
6.25%, 05/01/2055 (Callable 05/01/2032)	995,000	1,080,590
		13,809,216
Tennessee - 3.0%
Chattanooga Health Educational & Housing Facility Board
3.80%, 12/01/2029(a)	1,900,000	1,902,635
4.25%, 05/01/2039 (Callable 07/01/2024)(a)	4,000,000	4,000,000
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	1,030,271

	Par	Value
City of Jackson TN
5.00%, 04/01/2029 (Callable 04/01/2025)	$ 1,125,000	$ 1,131,985
5.00%, 04/01/2029 (Callable 04/01/2025)	30,000	30,252
5.00%, 04/01/2036 (Callable 04/01/2025)	3,205,000	3,217,822
5.00%, 04/01/2036 (Callable 04/01/2025)	60,000	60,504
City of Memphis TN Gas Revenue
4.00%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,303,298
4.00%, 12/01/2033 (Callable 12/01/2027)	480,000	485,372
4.00%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,315,336
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(b)	3,380,000	3,398,586
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,130,380
Knox County Health Educational & Housing Facility Board
5.00%, 01/01/2025 (Callable 08/01/2024)	1,190,000	1,190,873
5.00%, 01/01/2026 (Callable 08/01/2024)	145,000	146,260
0.65%, 12/01/2026(a)	1,200,000	1,176,042
3.95%, 12/01/2027(a)	2,475,000	2,475,957
5.00%, 07/01/2031	185,000	201,904
5.00%, 07/01/2033	675,000	749,800
Knoxville’s Community Development Corp., 4.25%, 10/01/2024	500,000	500,310
Memphis-Shelby County Airport Authority, 5.00%, 07/01/2025(c)	2,350,000	2,376,355
Memphis-Shelby County Industrial Development Board, 4.00%, 04/01/2038 (Callable 04/01/2031)	535,000	544,567
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
3.00%, 10/01/2024	70,000	69,616
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	2,492,000	2,520,431
5.00%, 05/01/2037 (Callable 05/01/2033)	720,000	789,710
5.00%, 05/01/2039 (Callable 05/01/2033)	500,000	542,440
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	783,155
5.25%, 05/01/2053 (Callable 05/01/2033)	2,000,000	2,126,789

The accompanying notes are an integral part of these financial statements.

233

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
Metropolitan Government Nashville & Davidson County Sports Authority
5.00%, 07/01/2036 (Callable 01/01/2034)	$ 1,695,000	$ 1,913,258
5.00%, 07/01/2036 (Callable 01/01/2034)	500,000	562,310
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,124,846
Metropolitan Government of Nashville & Davidson County TN
4.00%, 07/01/2032 (Callable 07/01/2027)	1,750,000	1,769,870
3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,882,672
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2032 (Callable 07/01/2025)(c)	1,350,000	1,363,050
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,657,772
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	11,550,000	12,340,606
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	195,000	198,021
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 07/22/2024)	1,105,000	1,079,315
3.10%, 07/01/2036 (Callable 01/01/2026)	245,000	215,681
3.55%, 07/01/2039 (Callable 07/22/2024)	180,000	166,163
4.00%, 01/01/2042 (Callable 07/01/2026)	75,000	74,529
3.60%, 07/01/2042 (Callable 01/01/2027)	205,000	184,728
4.00%, 07/01/2043 (Callable 07/22/2024)	100,000	96,192
4.45%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,300,695
3.50%, 07/01/2045 (Callable 01/01/2025)	1,835,000	1,818,417
4.00%, 07/01/2045 (Callable 01/01/2025)	25,000	24,909
3.50%, 01/01/2047 (Callable 01/01/2026)	20,000	19,810
4.50%, 07/01/2049 (Callable 01/01/2028)	430,000	431,132
3.75%, 01/01/2050 (Callable 01/01/2029)	710,000	701,286
4.25%, 01/01/2050 (Callable 07/01/2028)	460,000	459,285
5.00%, 01/01/2053 (Callable 07/01/2031)	2,595,000	2,656,910

	Par	Value
6.25%, 01/01/2054 (Callable 07/01/2032)	$13,450,000	$ 14,580,742
		86,822,849
Texas - 11.9%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,082,682
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	780,305
Alvarado Independent School District/TX, 2.75%, 02/15/2052(a)	500,000	493,708
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	250,000	251,197
5.00%, 08/15/2028	980,000	1,050,289
4.00%, 08/15/2029	325,000	329,458
5.00%, 08/15/2029	560,000	601,426
4.00%, 08/15/2030	415,000	421,326
5.00%, 08/15/2030	605,000	657,771
5.00%, 08/15/2031	585,000	642,577
5.00%, 08/15/2032	660,000	731,805
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,164,125
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	780,564
4.00%, 02/15/2040 (Callable 02/15/2025)	805,000	779,398
4.13%, 08/15/2042 (Callable 08/15/2031)	2,920,000	2,954,940
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026)(a)	5,415,000	5,460,797
3.50%, 11/01/2043 (Callable 05/01/2025)(a)	5,000,000	4,983,059
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	1,000,000	1,020,514
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,274,822
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	897,660
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 08/01/2024)	1,125,000	1,117,123
Baytown Municipal Development District, 3.50%, 10/01/2031(b)	1,020,000	828,102
Belton Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2027)	665,000	668,740
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025)(a)	1,000,000	1,000,881

The accompanying notes are an integral part of these financial statements.

234

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Boerne Independent School District
3.85%, 12/01/2043(a)	$ 2,525,000	$ 2,563,722
4.00%, 02/01/2054(a)	2,000,000	2,048,162
Brazoria County Municipal Utility District No 55, 3.00%, 09/01/2042 (Callable 09/01/2027)	970,000	774,088
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	672,993
Brazoria County Toll Road Authority, 0.00%, 03/01/2040 (Callable 03/01/2030)	1,400,000	1,294,099
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	274,873
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	289,217
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	303,153
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,155,000	1,097,171
Capital Area Housing Finance Corp., 3.65%, 01/01/2041 (Callable 07/01/2025)(a)	1,050,000	1,043,030
Cedar Port Navigation & Improvement District
5.00%, 09/01/2025	1,700,000	1,720,230
5.00%, 09/01/2026	1,700,000	1,752,769
Central Texas Regional Mobility Authority, 4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,254,212
Central Texas Turnpike System
0.00%, 08/15/2026(e)	5,000,000	4,625,894
0.00%, 08/15/2036 (Callable 08/15/2024)(e)	1,000,000	580,737
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,400,561
City of Arlington TX Special Tax Revenue, 5.00%, 02/15/2034 (Callable 02/15/2025)	825,000	829,664
City of Austin TX Airport System Revenue, 5.00%, 11/15/2025(c)	1,000,000	1,015,610
City of Bryan TX Rural Electric System Revenue, 4.00%, 07/01/2040 (Callable 07/01/2027)	250,000	243,041

	Par	Value
City of Conroe TX, 5.00%, 11/15/2036 (Callable 11/15/2028)	$ 500,000	$ 533,254
City of Dallas Housing Finance Corp.
5.00%, 07/01/2026 (Callable 12/01/2025)(a)	2,750,000	2,786,670
3.50%, 02/01/2044 (Callable 06/01/2025)(a)	1,000,000	986,409
City of Fort Worth TX, 5.00%, 09/01/2044 (Callable 09/01/2031)	860,000	899,407
City of Friendswood TX Waterworks & Sewer System Revenue, 3.00%, 03/01/2034 (Callable 03/01/2031)	700,000	632,960
City of Hondo TX, 5.00%, 02/01/2037 (Callable 02/01/2033)	300,000	330,011
City of Houston TX, 5.50%, 12/01/2029	500,000	538,538
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,185,121
City of Magnolia TX, 5.70%, 09/01/2046(b)	955,000	946,074
City of Manvel TX, 5.25%, 02/15/2039 (Callable 02/15/2033)	1,045,000	1,185,742
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	500,000	549,921
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	546,805
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	543,686
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	541,526
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(a)	600,000	546,200
2.00%, 02/01/2049(a)	7,500,000	6,939,592
5.25%, 02/01/2049 (Callable 08/01/2034)	1,000,000	1,099,521
City of Temple TX
4.00%, 08/01/2035 (Callable 08/01/2030)	650,000	662,161
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	202,537
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	166,039
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	435,922
4.00%, 08/01/2041 (Callable 08/01/2030)	200,000	197,217

The accompanying notes are an integral part of these financial statements.

235

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	$ 360,000	$ 366,137
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	806,023
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	604,615
4.00%, 08/15/2033 (Callable 08/15/2028)	2,000,000	2,031,836
4.00%, 04/01/2034 (Callable 04/01/2030)	325,000	330,166
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,023,848
4.00%, 04/01/2035 (Callable 04/01/2030)	250,000	253,745
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,405,362
5.00%, 08/15/2036 (Callable 08/15/2026)	1,000,000	1,020,163
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,524,631
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,544,043
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	280,554
7.00%, 08/15/2029	310,000	351,174
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	343,065
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	701,769
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	566,745
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	697,181
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	726,452
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	434,221
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	755,720
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	454,057
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	484,398
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	509,507
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	538,910

	Par	Value
4.38%, 03/01/2038 (Callable 03/01/2028)	$ 560,000	$ 567,817
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,257,279
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,334,585
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	410,000	411,015
County of Denton TX, 3.00%, 07/15/2034 (Callable 07/15/2026)	885,000	835,214
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	518,356
County of La Salle TX, 5.00%, 03/01/2034 (Callable 03/01/2027)	640,000	658,662
County of Wise TX
5.00%, 08/15/2029	880,000	938,629
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	1,015,774
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	836,153
5.00%, 02/15/2039 (Callable 02/15/2032)	800,000	881,353
Dallas Fort Worth International Airport
5.00%, 11/01/2025(c)	1,400,000	1,421,181
5.00%, 11/01/2026(c)	1,250,000	1,283,398
Danbury Higher Education Authority, Inc.
4.00%, 02/15/2028 (Callable 02/15/2027)	250,000	253,032
4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	202,821
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	1,000,000	1,014,111
5.00%, 03/01/2034 (Callable 03/01/2027)	1,120,000	1,130,634
4.00%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,802,217
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,623,195
Dickinson Independent School District, 3.50%, 08/01/2037(a)	5,800,000	5,786,580
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	240,000	243,762
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	293,841

The accompanying notes are an integral part of these financial statements.

236

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
El Paso County Hospital District
5.00%, 08/15/2025	$ 100,000	$ 100,683
5.00%, 08/15/2027	2,040,000	2,075,542
El Paso Housing Finance Corp., 4.50%, 03/01/2026(a)	1,500,000	1,501,744
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 02/01/2026)(a)	2,925,000	2,979,771
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	2,957,350
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	561,374
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	1,225,000	1,222,499
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,121,756
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,191,497
4.00%, 09/01/2032 (Callable 09/01/2029)	1,260,000	1,261,470
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,300,209
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,380,256
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,428,448
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,507,017
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	613,608
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,044,283
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,107,812
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,315,038
Fort Bend County Municipal Utility District No 5, 5.75%, 09/01/2025	325,000	332,777

	Par	Value
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	$ 450,000	$ 408,351
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	386,152
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	725,615
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	11,900,000	12,064,708
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	5,448,124	5,333,616
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	131,725
6.50%, 09/01/2029	455,000	508,121
6.50%, 09/01/2029	440,000	490,934
4.00%, 09/01/2032 (Callable 09/01/2029)	445,000	442,319
4.00%, 09/01/2032 (Callable 09/01/2029)	325,000	323,042
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	660,552
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	799,001
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	714,266
4.25%, 09/01/2040 (Callable 09/01/2029)	700,000	690,927
4.25%, 09/01/2040 (Callable 09/01/2029)	585,000	577,418
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	462,109
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	367,746
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	310,272
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,464,044
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	777,606
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	550,841
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028)	95,000	102,987
5.45%, 10/01/2034 (Callable 10/01/2028)	180,000	196,055
5.50%, 10/01/2035 (Callable 10/01/2028)	100,000	108,932
5.50%, 10/01/2036 (Callable 10/01/2028)	450,000	488,503

The accompanying notes are an integral part of these financial statements.

237

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.80%, 10/01/2045 (Callable 10/01/2028)	$ 1,830,000	$ 1,973,507
5.80%, 10/01/2046 (Callable 10/01/2028)	1,690,000	1,820,867
5.85%, 10/01/2047 (Callable 10/01/2028)	5,355,000	5,775,512
5.85%, 10/01/2048 (Callable 10/01/2028)	1,155,000	1,244,637
5.00%, 10/01/2052 (Callable 01/01/2028)(a)	5,000,000	5,255,266
Granger Independent School District, 5.25%, 08/15/2048 (Callable 08/15/2033)	475,000	520,887
Harris County Hospital District, 4.00%, 02/15/2034 (Callable 02/15/2026)	680,000	674,390
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	533,210
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	590,748
Harris County Improvement District No 18, 4.00%, 11/01/2037 (Callable 11/01/2029)	1,000,000	1,008,468
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	987,121
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,028,496
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 03/01/2025)	285,000	285,266
Harris County Municipal Utility District No 165
4.00%, 03/01/2036 (Callable 08/01/2029)	1,375,000	1,382,948
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	536,516
4.75%, 03/01/2038 (Callable 12/01/2029)	455,000	472,567
Harris County Municipal Utility District No 368, 4.00%, 09/01/2025 (Callable 09/01/2024)	1,000,000	1,000,446
Harris County Municipal Utility District No 423
5.50%, 04/01/2025	425,000	430,606
5.50%, 04/01/2026	450,000	464,054
5.50%, 04/01/2027	450,000	471,026
5.50%, 04/01/2028	450,000	479,499
5.50%, 04/01/2029	475,000	515,430

	Par	Value
5.50%, 04/01/2030 (Callable 04/01/2029)	$ 500,000	$ 544,382
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	360,000	332,402
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	331,662
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	332,884
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	335,789
3.50%, 09/01/2036 (Callable 09/01/2029)	360,000	336,965
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	333,755
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 08/01/2024)	250,000	250,105
Harris County-Houston Sports Authority
0.00%, 11/15/2025(e)	11,185,000	10,568,301
5.00%, 11/15/2053 (Callable 11/15/2024)	2,220,000	2,220,495
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2024	290,000	291,063
6.00%, 09/01/2025	315,000	324,231
6.00%, 09/01/2026	335,000	352,256
6.00%, 09/01/2027	365,000	391,807
6.00%, 09/01/2028	390,000	426,954
Harris-Waller Counties Municipal Utility District No 4, 7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	385,754
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,030,276
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,297,547
4.00%, 05/01/2036 (Callable 08/01/2029)	1,370,000	1,356,328
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,409,946
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025)(a)	4,000,000	3,993,169
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 08/01/2024)	1,070,000	896,102
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026)(a)	3,650,000	3,712,262

The accompanying notes are an integral part of these financial statements.

238

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Hunt Memorial Hospital District Charitable Health, 5.00%, 02/15/2030	$ 1,015,000	$ 1,045,281
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	440,835
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	376,253
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	508,876
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	437,086
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	921,835
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	435,193
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	740,404
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	727,851
Kaufman County Municipal Utility District No 3, 3.13%, 03/01/2049 (Callable 02/01/2030)	460,000	348,783
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	1,030,000	1,106,459
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	834,128
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	932,159
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,038,586
La Vernia Higher Education Finance Corp., 4.20%, 08/15/2025(b)	225,000	225,649
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	689,107
4.00%, 09/01/2034 (Callable 09/01/2029)	1,745,000	1,757,243
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	424,047
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	406,137
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	390,655

	Par	Value
Leander Independent School District, 0.00%, 08/15/2040 (Callable 08/15/2024)(e)	$ 20,000	$ 9,231
Lone Star College System, 5.00%, 02/15/2034 (Callable 02/15/2025)	2,475,000	2,489,120
Martin County Hospital District
4.00%, 04/01/2027	225,000	227,120
4.00%, 04/01/2028	430,000	435,312
4.00%, 04/01/2031 (Callable 04/01/2030)	235,000	239,772
4.00%, 04/01/2033 (Callable 04/01/2030)	375,000	378,750
4.00%, 04/01/2034 (Callable 04/01/2030)	500,000	503,947
Matagorda County Navigation District No 1
4.25%, 05/01/2030(c)	2,000,000	1,982,954
4.40%, 05/01/2030	3,430,000	3,467,414
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,093,773
Mckinney Municipal Utility District No 1
3.25%, 09/01/2033 (Callable 05/01/2030)	200,000	185,552
3.25%, 09/01/2033 (Callable 05/01/2030)	60,000	55,494
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	609,071
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	310,000	340,060
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	361,660
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	371,035
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	391,943
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	824,670
Midland County Fresh Water Supply District No 1, 0.00%, 09/15/2033 (Callable 09/15/2027)(e)	3,000,000	2,018,573
Midland Independent School District, 5.00%, 02/15/2050 (Callable 02/15/2028)	5,090,000	5,269,989
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2025	355,000	359,305
5.00%, 09/01/2026	370,000	377,991
4.00%, 09/01/2031 (Callable 09/01/2028)	460,000	464,877

The accompanying notes are an integral part of these financial statements.

239

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
4.00%, 09/01/2034 (Callable 09/01/2028)	$ 530,000	$ 531,895
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	551,408
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	576,183
4.00%, 09/01/2039 (Callable 09/01/2028)	655,000	643,316
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	269,507
6.50%, 09/01/2028	260,000	285,613
6.50%, 09/01/2029	250,000	279,806
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	218,872
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	329,125
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	1,400,000	1,329,525
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	670,210
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	787,507
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	266,847
New Hope Cultural Education Facilities Finance Corp.
2.00%, 01/01/2026	685,000	660,618
5.00%, 07/01/2038 (Callable 07/01/2027)	1,000,000	1,029,551
5.00%, 04/01/2048 (Callable 04/01/2026)	2,315,000	2,371,731
Newark Higher Education Finance Corp., 4.00%, 08/15/2035 (Callable 08/15/2025)	425,000	425,167
North Texas Tollway Authority
0.00%, 01/01/2031(e)	1,300,000	1,039,709
5.00%, 01/01/2033 (Callable 01/01/2026)	675,000	686,261
0.00%, 01/01/2035(e)	8,600,000	5,919,164
0.00%, 01/01/2036(e)	4,800,000	3,160,573
0.00%, 01/01/2037(e)	14,350,000	9,018,262
6.75%, 09/01/2045 (Callable 09/01/2031)	40,000	48,730
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	1,986,583

	Par	Value
5.00%, 03/01/2036 (Callable 09/01/2029)	$ 800,000	$ 831,435
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	866,854
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	310,595
Northside Independent School District, 1.60%, 08/01/2049(a)	735,000	733,693
Northwest Harris County Municipal Utility District No 10/TX
5.00%, 04/01/2025	650,000	654,994
5.00%, 04/01/2026	725,000	738,468
Northwest Harris County Municipal Utility District No 19
2.00%, 10/01/2037 (Callable 10/01/2026)	465,000	337,629
2.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	713,013
Pecos Barstow Toyah Independent School District, 3.25%, 02/15/2031 (Callable 02/15/2027)	3,400,000	3,383,091
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	880,180
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	465,863
5.00%, 02/15/2032 (Callable 02/15/2027)	500,000	517,499
5.00%, 02/15/2033 (Callable 02/15/2027)	500,000	517,001
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,384,766
Prosper Independent School District, 4.00%, 02/15/2050(a)	4,530,000	4,545,070
PSC/TX, 3.75%, 12/01/2040	8,450,000	8,095,233
Rankin Independent School District, 5.00%, 02/15/2029 (Callable 02/15/2026)	2,690,000	2,756,858
Red River Health Facilities Development Corp., 8.00%, 11/15/2049 (Callable 11/15/2024)	2,425,000	2,460,894
Redbird Ranch Fresh Water Supply District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	820,000	922,090
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	478,379
Sabine-Neches Navigation District
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,040,570
5.25%, 02/15/2052 (Callable 02/15/2031)	1,435,000	1,532,803

The accompanying notes are an integral part of these financial statements.

240

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
San Antonio Housing Trust Finance Corp., 1.45%, 03/01/2026 (Callable 03/01/2025)(a)	$ 1,500,000	$ 1,468,216
Seminole Hospital District, 3.00%, 02/15/2034 (Callable 02/15/2026)	1,125,000	769,565
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,727,179
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	5,000,000	4,999,113
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	2,610,000	2,624,987
Southwest Houston Redevelopment Authority, 5.00%, 09/01/2027	250,000	258,742
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 08/01/2024)	275,000	273,992
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	5,000,000	4,881,624
Sunfield Municipal Utility District No 3
3.00%, 09/01/2041 (Callable 09/01/2026)	1,215,000	980,192
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	868,498
4.00%, 09/01/2045 (Callable 09/01/2029)	960,000	910,406
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,676,430
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,763,190
2.75%, 02/15/2036 (Callable 07/22/2024)(a)	3,200,000	2,956,103
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	400,501
4.00%, 11/15/2042 (Callable 05/15/2026)	500,000	485,456
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,731,700
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	2,044,000	2,075,511
Tender Option Bond Trust Receipts/Certificates, 3.48%, 06/01/2063(a)(b)	4,976,000	4,976,000

	Par	Value
Texas Department of Housing & Community Affairs
5.00%, 08/01/2026 (Callable 08/01/2025)(a)	$ 1,800,000	$ 1,815,515
5.25%, 01/01/2031	1,070,000	1,172,703
5.25%, 07/01/2031	1,100,000	1,209,604
5.25%, 01/01/2032	565,000	622,863
5.25%, 07/01/2032	580,000	642,802
5.00%, 03/01/2041 (Callable 03/01/2025)(a)	1,700,000	1,709,887
4.75%, 01/01/2049 (Callable 07/01/2028)	2,010,000	2,020,219
5.00%, 01/01/2049 (Callable 01/01/2033)	1,580,000	1,613,054
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,154,625
5.50%, 09/01/2052 (Callable 03/01/2032)	5,815,000	6,120,172
6.00%, 03/01/2053 (Callable 03/01/2032)	970,000	1,047,785
5.13%, 01/01/2054 (Callable 01/01/2033)	3,000,000	3,100,133
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,539,017
5.00%, 12/15/2028	3,000,000	3,080,281
5.00%, 12/15/2032	2,180,000	2,284,703
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	4,250,000	4,746,179
Texas Municipal Gas Acquisition and Supply Corp. I
5.20% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2024)	4,100,000	4,098,930
6.25%, 12/15/2026	880,000	905,847
Texas Municipal Gas Acquisition and Supply Corp. II, 4.63% (3 mo. Term SOFR + 1.05%), 09/15/2027	9,360,000	9,394,726
Texas Municipal Power Agency, 3.00%, 09/01/2029 (Callable 09/01/2026)	2,080,000	2,023,251
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	485,000	528,866
5.25%, 05/01/2038 (Callable 05/01/2033)	400,000	433,368
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	536,827
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	677,306

The accompanying notes are an integral part of these financial statements.

241

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Texas State Affordable Housing Corp.
4.63%, 03/01/2043 (Callable 03/01/2033)	$ 3,690,000	$ 3,730,854
3.75%, 07/01/2044(a)	2,000,000	1,981,929
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,769,853
6.00%, 09/01/2054 (Callable 03/01/2034)	8,000,000	8,744,416
Texas State Technical College, 5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,527,967
THF Public Facility Corp., 3.25%, 03/01/2040 (Callable 09/01/2024)(a)	1,500,000	1,483,375
Tioga Independent School District Public Facility Corp., 3.25%, 08/15/2027 (Callable 08/15/2024)	200,000	191,858
Travis County Housing Finance Corp., 3.75%, 08/01/2026(a)	3,000,000	2,985,272
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	190,418
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 08/01/2024)	615,000	600,096
Tri-County Behavioral Healthcare
3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,730,113
4.00%, 11/01/2054 (Callable 11/01/2034)	500,000	473,375
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	281,796
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 08/01/2024)	315,000	315,009
4.00%, 12/01/2028 (Callable 08/01/2024)	470,000	470,013
5.00%, 12/01/2029	375,000	402,336
5.00%, 12/01/2030 (Callable 12/01/2029)	220,000	235,471
5.00%, 12/01/2030 (Callable 12/01/2029)	400,000	428,129
5.00%, 12/01/2031 (Callable 12/01/2029)	400,000	427,217
5.00%, 12/01/2031 (Callable 12/01/2029)	245,000	261,670
5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	692,832
5.00%, 12/01/2032 (Callable 12/01/2029)	360,000	383,722

	Par	Value
5.50%, 12/01/2032 (Callable 12/01/2029)	$ 415,000	$ 427,737
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	599,574
4.00%, 12/01/2037 (Callable 12/01/2027)	865,000	848,000
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	710,129
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	637,050
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	474,872
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	779,108
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	414,469
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,294,750
5.00%, 12/01/2045 (Callable 12/01/2029)	100,000	102,829
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,054,025
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,342,814
Waller Consolidated Independent School District, 3.00%, 02/15/2040 (Callable 02/15/2030)	865,000	748,295
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	381,752
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	869,094
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	896,728
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	988,675
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,078,401
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 04/01/2026)	500,000	511,584
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	324,431
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	322,799
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	720,137
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	806,850
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	560,000	514,360

The accompanying notes are an integral part of these financial statements.

242

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
3.13%, 09/01/2033 (Callable 09/01/2030)	$ 560,000	$ 515,402
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	517,579
Wimberley Independent School District, 4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	360,532
		476,623,703
Utah - 1.5%
City of Herriman City UT Water Revenue, 4.00%, 01/01/2041 (Callable 01/01/2031)	500,000	494,755
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025(c)	525,000	530,888
5.00%, 07/01/2028(c)	1,000,000	1,043,717
5.00%, 07/01/2030 (Callable 07/01/2027)	155,000	162,005
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,257,916
County of Emery UT, 4.40%, 11/01/2024 (Callable 07/01/2024)(a)	5,000,000	5,000,000
County of Utah UT
5.00%, 05/15/2041 (Callable 05/15/2026)	6,970,000	7,104,936
5.00%, 05/15/2060 (Callable 02/01/2026)(a)	3,160,000	3,245,123
Grand County School District Local Building Authority, 5.00%, 12/15/2037 (Callable 12/15/2025)	870,000	882,473
Utah Charter School Finance Authority
0.00%, 04/15/2025	205,000	197,577
3.00%, 04/15/2027	240,000	233,173
5.00%, 04/15/2027 (Callable 04/15/2026)	365,000	372,815
5.00%, 04/15/2028 (Callable 04/15/2026)	720,000	735,528
4.00%, 04/15/2029	225,000	226,052
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	517,254
4.00%, 04/15/2030	1,120,000	1,105,287
5.00%, 10/15/2031 (Callable 10/15/2027)	500,000	516,755
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	320,077
5.00%, 10/15/2036 (Callable 07/22/2024)	700,000	700,503
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	493,868
5.00%, 04/15/2037 (Callable 04/15/2026)	520,000	529,546

	Par	Value
5.00%, 04/15/2037 (Callable 04/15/2026)	$ 925,000	$ 941,821
4.00%, 04/15/2042 (Callable 04/15/2032)	480,000	448,386
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	1,016,460
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	120,000	119,500
4.50%, 10/21/2052	2,923,802	2,804,449
6.00%, 12/21/2052	2,087,650	2,150,597
6.00%, 02/21/2053	2,778,357	2,853,963
6.50%, 05/21/2053	1,437,748	1,529,598
6.00%, 06/21/2053	1,977,646	2,037,696
6.00%, 07/01/2053 (Callable 01/01/2032)	2,080,000	2,229,283
6.50%, 08/21/2053	1,883,293	2,018,153
Utah Infrastructure Agency, 5.50%, 10/15/2045 (Callable 10/15/2032)	675,000	737,957
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,782,800
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,293,651
		50,634,562
Vermont - 0.0%(f)
City of Burlington VT, 5.00%, 07/01/2028 (Callable 07/01/2027)	275,000	288,380
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2024	1,400,000	1,397,291
5.00%, 10/15/2025	615,000	612,262
5.00%, 12/01/2039 (Callable 06/01/2026)	500,000	505,464
Vermont Housing Finance Agency, 3.65%, 11/01/2032 (Callable 11/01/2024)	90,000	88,199
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	500,000	513,423
		3,405,019
Virginia - 1.4%
Arlington County Industrial Development Authority, 5.00%, 01/01/2026	5,000,000	5,077,688
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	2,330,000	2,207,112
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	11,100,000	11,816,322

The accompanying notes are an integral part of these financial statements.

243

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - (Continued)
Fredericksburg Economic Development Authority, 5.00%, 06/15/2030 (Callable 07/17/2024)	$ 1,000,000	$ 1,000,300
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,032,603
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	547,038
5.25%, 07/01/2043 (Callable 07/01/2033)	1,000,000	1,098,093
Louisa Industrial Development Authority, 3.65%, 11/01/2035(a)	2,800,000	2,796,475
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,521,183
Portsmouth Redevelopment & Housing Authority, 3.50%, 07/01/2025 (Callable 07/01/2024)(a)	3,500,000	3,500,000
Rappahannock Regional Jail Authority, 5.00%, 10/01/2027 (Callable 10/01/2025)	510,000	519,187
Richmond Redevelopment & Housing Authority, 4.25%, 03/01/2026 (Callable 03/01/2025)(a)	2,805,000	2,810,483
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,598,985
Virginia College Building Authority
5.25%, 01/01/2026	995,000	1,015,096
5.00%, 06/01/2027	300,000	305,961
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,068,472
Virginia Housing Development Authority, 3.45%, 04/01/2038 (Callable 07/22/2024)	2,815,000	2,626,479
Virginia Small Business Financing Authority
5.25%, 10/01/2029 (Callable 10/01/2024)	2,500,000	2,507,507
5.00%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,190,655
		46,239,639
Washington - 1.2%
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	540,364
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,574,777

	Par	Value
Grant County Public Hospital District No 1
5.25%, 12/01/2026	$ 650,000	$ 669,991
5.25%, 12/01/2027	1,250,000	1,304,098
5.25%, 12/01/2028	1,315,000	1,384,988
Grant County Public Utility District No 2 Electric Revenue, 2.00%, 01/01/2044 (Callable 09/01/2025)(a)	350,000	341,043
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,168,708
4.00%, 06/01/2029	800,000	808,567
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,105,460
5.00%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,690,458
5.00%, 12/01/2032 (Callable 12/01/2026)	2,100,000	2,146,627
5.00%, 12/01/2036 (Callable 12/01/2026)	550,000	559,168
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,617,923
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,408,505
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,680,806
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	2,057,383
Lewis & Thurston Counties School District No 401 Centralia, 5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,041,102
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	226,899
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	118,695
5.00%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,558,103
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,525,025
Pike Place Market Preservation & Development Authority, 5.00%, 12/01/2040 (Callable 12/01/2025)	500,000	500,720
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	375,000	430,683
5.50%, 12/01/2043 (Callable 12/01/2033)	735,000	825,929

The accompanying notes are an integral part of these financial statements.

244

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
Seattle Housing Authority, 4.00%, 09/01/2025 (Callable 03/01/2025)	$ 5,000,000	$ 5,014,636
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	805,000	853,729
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,382,842
Tacoma Metropolitan Park District
4.00%, 12/01/2024	1,175,000	1,170,933
5.00%, 12/01/2024	1,610,000	1,612,872
5.00%, 12/01/2024	820,000	821,463
5.00%, 12/01/2024	265,000	265,473
5.00%, 12/01/2025	375,000	378,747
4.00%, 12/01/2028	2,495,000	2,444,056
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,692,857
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	768,229
4.00%, 12/01/2030 (Callable 12/01/2026)	550,000	523,506
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	396,452
5.00%, 12/01/2033 (Callable 12/01/2027)	585,000	599,355
5.00%, 12/01/2033 (Callable 12/01/2026)	500,000	508,527
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	341,085
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	507,183
Washington Health Care Facilities Authority
5.00%, 10/01/2027	2,510,000	2,601,898
5.00%, 08/15/2033 (Callable 02/15/2028)	500,000	518,107
5.00%, 08/15/2037 (Callable 02/15/2028)	3,015,000	3,119,189
Washington State Housing Finance Commission
2.40%, 06/01/2025	810,000	792,675
3.70%, 12/01/2033 (Callable 08/01/2024)	20,000	19,610
4.00%, 06/01/2049 (Callable 06/01/2028)	340,000	337,953
		56,957,399
West Virginia - 0.1%
Glenville State College, 4.00%, 06/01/2027	930,000	906,423
West Virginia Economic Development Authority
1.00%, 01/01/2041(a)(c)	1,500,000	1,428,875
3.75%, 12/01/2042(a)	2,500,000	2,498,828

	Par	Value
West Virginia Hospital Finance Authority, 4.00%, 06/01/2029 (Callable 06/01/2026)	$ 450,000	$ 452,992
		5,287,118
Wisconsin - 3.7%
City of Monona WI Water & Sewer System Revenue, 4.00%, 02/01/2026 (Callable 02/01/2025)	1,650,000	1,652,365
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2025(c)	820,000	833,250
5.00%, 12/01/2025(c)	680,000	690,988
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,260,000	2,281,483
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,311,227
Oak Creek-Franklin Joint School District/WI, 3.15%, 04/01/2028 (Callable 04/01/2025)	5,140,000	5,028,457
Prescott School District
4.00%, 03/01/2037 (Callable 03/01/2030)	1,130,000	1,147,583
4.00%, 03/01/2037 (Callable 03/01/2030)	370,000	387,912
Public Finance Authority
5.00%, 10/01/2024(b)	2,725,000	2,725,996
3.00%, 04/01/2025(b)	65,000	64,336
5.00%, 06/15/2025	220,000	220,543
0.00%, 09/01/2028 (Callable 09/01/2026)(e)	130,000	111,495
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	3,750,000	3,826,691
5.50%, 12/15/2028 (Callable 06/01/2025)(b)	6,000,000	6,015,297
5.00%, 10/01/2029(b)	1,000,000	1,039,556
6.13%, 12/15/2029 (Callable 12/15/2027)(b)	4,500,000	4,415,491
5.00%, 07/01/2030(c)	1,110,000	1,165,548
5.00%, 10/01/2034 (Callable 10/01/2029)(b)	2,750,000	2,847,068
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	419,789
4.00%, 04/01/2042 (Callable 04/01/2032)(b)	50,000	53,273
5.00%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,804,545
4.00%, 04/01/2052 (Callable 04/01/2032)(b)	45,000	47,946
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	2,795,000	2,871,488
Village of Crivitz WI
5.00%, 04/01/2031	350,000	360,311

The accompanying notes are an integral part of these financial statements.

245

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
4.20%, 04/01/2032 (Callable 04/01/2031)	$ 375,000	$ 368,000
4.25%, 04/01/2033 (Callable 04/01/2031)	375,000	367,215
4.30%, 04/01/2034 (Callable 04/01/2031)	375,000	366,568
Village of Kewaskum WI
5.00%, 04/01/2031	320,000	337,795
5.00%, 04/01/2034 (Callable 04/01/2033)	640,000	670,018
4.25%, 04/01/2036 (Callable 04/01/2033)	640,000	624,250
4.50%, 04/01/2040 (Callable 04/01/2033)	645,000	628,332
4.50%, 04/01/2041 (Callable 04/01/2033)	175,000	169,918
4.63%, 04/01/2042 (Callable 04/01/2033)	625,000	609,319
Village of Mount Pleasant WI
3.00%, 03/01/2027 (Callable 08/01/2024)	800,000	771,872
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,820,726
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,055,951
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,004,226
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,051,621
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	576,472
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	618,424
Wisconsin Center District
0.00%, 12/15/2027(e)	525,000	460,307
0.00%, 12/15/2027(e)	220,000	192,042
5.00%, 12/15/2027 (Callable 06/15/2026)	500,000	514,820
0.00%, 12/15/2028(e)	1,045,000	880,860
0.00%, 12/15/2028(e)	255,000	215,229
5.00%, 12/15/2028 (Callable 06/15/2026)	345,000	354,896
0.00%, 12/15/2029(e)	315,000	255,886
0.00%, 12/15/2030(e)	1,325,000	1,033,411
0.00%, 12/15/2030(e)	460,000	359,452
0.00%, 12/15/2031(e)	50,000	37,454
0.00%, 12/15/2034 (Callable 12/15/2030)(e)	615,000	406,096
0.00%, 12/15/2035 (Callable 12/15/2030)(e)	2,780,000	1,753,225
5.25%, 12/15/2061 (Callable 12/15/2030)(b)	1,000,000	1,012,160

	Par	Value
Wisconsin Health & Educational Facilities Authority
5.00%, 07/01/2024	$ 250,000	$ 250,000
5.00%, 11/01/2024	155,000	154,713
5.00%, 03/01/2025 (Callable 07/22/2024)	840,000	840,202
5.00%, 11/01/2025	245,000	243,396
5.00%, 12/01/2025	135,000	137,275
5.00%, 03/01/2026 (Callable 07/22/2024)	820,000	820,206
5.00%, 07/01/2026 (Callable 07/22/2024)	50,000	50,063
5.00%, 12/01/2026 (Callable 11/01/2024)	1,290,000	1,292,522
5.00%, 03/01/2027 (Callable 07/22/2024)	1,095,000	1,072,769
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	13,250,000	13,492,776
5.00%, 02/15/2028	3,205,000	3,350,904
5.00%, 02/15/2028 (Callable 02/15/2027)	575,000	585,054
5.00%, 03/01/2028 (Callable 07/22/2024)	830,000	808,971
5.00%, 08/15/2028 (Callable 08/01/2024)	1,025,000	1,026,692
5.00%, 11/01/2028 (Callable 11/01/2026)	470,000	462,787
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	406,740
5.00%, 02/15/2029	4,000,000	4,199,475
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	506,199
5.00%, 12/15/2030 (Callable 12/15/2024)	480,000	482,258
5.00%, 10/01/2031 (Callable 10/01/2029)	250,000	268,199
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,244,389
4.00%, 11/15/2034 (Callable 05/15/2026)	1,000,000	997,462
4.00%, 08/15/2037 (Callable 08/15/2027)	1,905,000	1,899,593
4.38%, 06/01/2039 (Callable 08/01/2024)	230,000	225,920
5.00%, 12/15/2044 (Callable 12/15/2024)	675,000	675,397
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,105,581
4.00%, 11/15/2046 (Callable 05/15/2026)	1,030,000	974,570
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,131,083
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	1,650,000	1,677,115
5.00%, 02/15/2052 (Callable 08/15/2024)(a)	1,000,000	999,936

The accompanying notes are an integral part of these financial statements.

246

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.73%, 02/15/2053 (Callable 07/01/2024)(a)	$10,550,000	$ 10,550,000
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	1,381,000	1,413,156
0.00%, 11/01/2058 (Callable 02/01/2027)(a)	2,860,000	2,952,750
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
4.00%, 03/01/2048 (Callable 03/01/2027)	1,840,000	1,830,569
4.25%, 03/01/2049 (Callable 09/01/2028)	875,000	874,116
Wisconsin Housing & Economic Development Authority Housing Revenue
0.50%, 11/01/2050 (Callable 07/22/2024)(a)	875,000	860,344
3.75%, 05/01/2054 (Callable 05/01/2025)(a)	2,000,000	1,992,394
		126,694,759
Wyoming - 0.2%
County of Laramie WY
4.00%, 05/01/2030	720,000	734,763
4.00%, 05/01/2032 (Callable 05/01/2031)	525,000	530,491
4.00%, 05/01/2034 (Callable 05/01/2031)	645,000	651,583
4.00%, 05/01/2036 (Callable 05/01/2031)	600,000	603,920
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	225,244
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,000,000	1,007,220
5.50%, 07/15/2048 (Callable 07/15/2032)	900,000	975,196
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	4,500,000	4,476,286
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	760,000	755,431
		9,960,134
TOTAL MUNICIPAL BONDS (Cost $3,462,710,054)		3,439,852,144

	Par	Value
U.S. TREASURY SECURITIES - 0.9%
United States Treasury Note/Bond
4.13%, 06/15/2026	$20,000,000	$ 19,770,313
4.38%, 08/31/2028	10,000,000	9,988,281
TOTAL U.S. TREASURY SECURITIES (Cost $29,582,183)		29,758,594
	Shares
SHORT-TERM INVESTMENTS - 0.0%(f)
Money Market Funds - 0.0%(f)
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.96%(g)	1,086,377	1,086,377
First American Government Obligations Fund - Class U, 5.25%(g)	30,086	30,086
TOTAL SHORT-TERM INVESTMENTS (Cost $1,116,463)		1,116,463
TOTAL INVESTMENTS - 100.3% (Cost $3,493,408,700)		$3,470,727,201
Liabilities in Excess of Other Assets - (0.3)%		(11,552,645)
TOTAL NET ASSETS - 100.0%		$3,459,174,556

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $101,924,639 or 2.9% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2024, the total value of securities subject to the AMT was $103,562,370 or 3.3% of net assets.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

247

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$3,439,852,144	$ —	$3,439,852,144
U.S. Treasury Securities	—	29,758,594	—	29,758,594
Money Market Funds	1,116,463	—	—	1,116,463
Total Investments	$1,116,463	$3,469,610,738	$—	$3,470,727,201

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

248

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 99.9%
Alabama - 3.0%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$ 500,000	$ 554,306
Alabama Special Care Facilities Financing Authority-Birmingham AL, 5.00%, 06/01/2026 (Callable 06/01/2025)	110,000	111,157
Black Belt Energy Gas District
4.00%, 12/01/2049 (Callable 09/01/2025)(a)	100,000	100,054
5.00%, 05/01/2053 (a)	750,000	781,134
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 11/01/2025)	100,000	96,321
County of Jefferson AL Sewer Revenue, 5.50%, 10/01/2053 (Callable 10/01/2033)	1,000,000	1,082,209
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	600,000	602,130
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	529,684
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032)(a)	500,000	536,075
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	267,934
5.00%, 05/01/2053 (Callable 05/01/2028)(a)	250,000	259,733
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,250,000	1,319,609
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	1,000,000	1,057,419
		7,297,765
Alaska - 0.1%
CIVICVentures/AK, 5.00%, 09/01/2027 (Callable 09/01/2025)	200,000	200,685
Arizona - 3.7%
Arizona Industrial Development Authority
5.00%, 07/01/2026(b)	315,000	317,349
4.00%, 07/15/2027(b)	125,000	124,599
4.75%, 12/15/2028 (Callable 12/15/2026)(b)	225,000	227,736
4.00%, 07/15/2030 (Callable 07/15/2027)(b)	250,000	244,462
5.00%, 10/01/2030 (Callable 10/01/2026)(b)	100,000	95,736
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	98,829
3.63%, 05/20/2033	686,110	644,369

	Par	Value
4.50%, 04/01/2044 (Callable 04/01/2033)	$ 590,000	$ 590,344
5.25%, 11/01/2053 (Callable 11/01/2032)	1,250,000	1,322,734
Chandler Industrial Development Authority, 5.00%, 09/01/2042 (Callable 03/01/2027)(a)(c)	1,000,000	1,026,451
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 07/22/2024)	175,000	171,094
2.13%, 07/01/2033 (Callable 07/01/2029)(c)	730,000	586,891
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	24,602
Maricopa County Industrial Development Authority, 5.00%, 12/01/2030(d)	1,000,000	1,081,809
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	547,223
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	951,188
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	203,440
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	240,040
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	239,364
		8,738,260
Arkansas - 0.5%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	464,628
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	150,214
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	130,000	123,780
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	311,491
		1,050,113
California - 5.1%
California Community Choice Financing Authority, 5.25%, 01/01/2054 (Callable 10/01/2030)(a)	200,000	210,774
California Housing Finance Agency
3.75%, 03/25/2035	481,986	480,444
4.38%, 09/20/2036	496,326	515,927
California Municipal Finance Authority, 4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	979,003

The accompanying notes are an integral part of these financial statements.

249

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
California Pollution Control Financing Authority, 5.00%, 07/01/2029(b)	$ 250,000	$ 263,759
California Public Finance Authority
2.38%, 11/15/2028 (Callable 07/22/2024)(b)	185,000	181,783
3.13%, 05/15/2029 (Callable 07/22/2024)(b)	250,000	245,278
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	750,000	744,904
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029)(c)	500,000	528,106
City of Vernon CA Electric System Revenue, 5.00%, 08/01/2025	500,000	506,199
Clovis Unified School District, 4.00%, 08/01/2048 (Callable 08/01/2032)	1,000,000	992,271
Freddie Mac Multifamily ML Certificates, 2.25%, 09/25/2037	1,387,830	1,122,806
Freddie Mac Multifamily Variable Rate Certificate, 2.88%, 07/25/2036	720,479	646,812
Los Alamitos Unified School District, 0.00%, 08/01/2042 (Callable 08/01/2029)	375,000	415,716
Mayers Memorial Hospital District
0.00%, 08/01/2029(e)	160,000	125,060
0.00%, 08/01/2030(e)	360,000	266,087
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	175,000	178,830
Orland Unified School District, 0.00%, 08/01/2051 (Callable 08/01/2037)	1,000,000	763,863
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	366,606
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033)(c)	1,000,000	1,116,575
San Ysidro School District, 0.00%, 08/01/2031(e)	600,000	461,019
Siskiyou Community College District, 0.00%, 08/01/2031(e)	240,000	185,565
		11,297,387
Colorado - 1.8%
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027)(c)	750,000	730,409
4.00%, 06/30/2031 (Callable 12/31/2027)(c)	250,000	243,090
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	350,000	347,694

	Par	Value
2.00%, 09/01/2030 (Callable 09/01/2028)	$ 90,000	$ 80,703
5.00%, 10/01/2030 (Callable 10/01/2025)	420,000	414,828
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	77,416
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026)(a)	500,000	498,873
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	514,102
Denver Convention Center Hotel Authority, 5.00%, 12/01/2024	300,000	300,683
Denver Health & Hospital Authority, 5.00%, 12/01/2033 (Callable 12/01/2029)	100,000	102,881
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	79,442
Regional Transportation District, 4.00%, 07/15/2039	115,000	113,976
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 12/15/2024)	145,000	120,781
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,074,700
		4,699,578
Connecticut - 0.8%
Connecticut Housing Finance Authority, 2.75%, 11/15/2052 (Callable 08/01/2024)(a)	85,000	83,881
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	39,096
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	29,178
2.95%, 07/01/2049(a)	1,000,000	983,074
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2026(c)	400,000	409,416
5.00%, 11/15/2033(c)	540,000	582,823
		2,127,468
Delaware - 0.6%
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	1,000,000	1,093,023
Florida - 5.3%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	776,191
Capital Trust Agency, Inc., 3.38%, 07/01/2031(b)	395,000	380,246

The accompanying notes are an integral part of these financial statements.

250

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	$ 750,000	$ 828,896
5.65%, 03/01/2054 (Callable 03/01/2033)	1,000,000	1,111,501
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	619,076
City of Gainesville FL Utilities System Revenue, 5.00%, 10/01/2051 (Callable 10/01/2031)	1,000,000	1,063,082
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,089,277
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	819,853
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	529,352
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,099,433
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(b)	500,000	505,196
5.00%, 08/15/2032(b)	455,000	463,434
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	38,988
Greater Orlando Aviation Authority, 5.00%, 10/01/2029 (Callable 10/01/2025)(c)	1,000,000	1,011,622
Mid-Bay Bridge Authority, 5.00%, 10/01/2024	545,000	545,987
Orange County Health Facilities Authority, 5.00%, 08/01/2028 (Callable 08/01/2024)	200,000	200,168
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	259,359
4.00%, 10/01/2028	270,000	269,307
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026)(a)(b)	500,000	492,316
		12,103,284
Georgia - 2.0%
Atlanta Urban Residential Finance Authority, 2.00%, 09/01/2025 (Callable 09/01/2024)(a)	200,000	198,926
Bartow County Development Authority
3.95%, 12/01/2032(a)	500,000	507,991
2.88%, 08/01/2043(a)	200,000	197,082
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	989,334

	Par	Value
Development Authority of Burke County, 2.75%, 01/01/2052 (Callable 05/03/2031)	$ 500,000	$ 335,458
Development Authority of Monroe County, 1.50%, 01/01/2039(a)	500,000	488,170
Main Street Natural Gas, Inc.
4.00%, 08/01/2049 (Callable 09/01/2024)(a)	800,000	800,357
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	400,000	394,823
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	350,000	366,946
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	500,000	528,560
		4,807,647
Idaho - 0.5%
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	450,000	439,974
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	270,951
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	528,664
		1,239,589
Illinois - 8.4%
Chicago Board of Education
0.00%, 12/01/2025(e)	500,000	471,520
5.50%, 12/01/2026	60,000	61,089
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	422,853
Chicago Midway International Airport
5.00%, 01/01/2027(c)	500,000	513,276
5.00%, 01/01/2029 (Callable 01/01/2026)(c)	365,000	369,309
Chicago O’Hare International Airport, 5.50%, 01/01/2055 (Callable 01/01/2032)(c)	300,000	321,358
Chicago Transit Authority Sales Tax Receipts Fund, 5.25%, 12/01/2049 (Callable 12/01/2024)	500,000	501,155
City of Chicago IL, 0.00%, 01/01/2027 (e)	100,000	91,143
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,377,561
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,079,523
Exceptional Children Have Opportunities, 4.00%, 12/01/2035 (Callable 12/01/2029)	150,000	151,347
Illinois Finance Authority
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	137,572

The accompanying notes are an integral part of these financial statements.

251

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 02/15/2032 (Callable 08/15/2027)	$ 500,000	$ 508,346
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	660,891
5.00%, 10/01/2034 (Callable 10/01/2030)	750,000	786,128
5.00%, 02/15/2036 (Callable 02/15/2027)	400,000	414,464
5.00%, 02/15/2037 (Callable 08/15/2027)	955,000	963,731
4.13%, 11/15/2037 (Callable 11/15/2025)	60,000	59,054
5.00%, 11/15/2039 (Callable 05/15/2025)	300,000	301,290
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,275,191
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	557,221
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	388,049
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,066,221
Illinois State Toll Highway Authority
5.00%, 01/01/2041 (Callable 07/01/2033)	250,000	281,765
5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	616,634
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029(e)	100,000	81,858
0.00%, 12/15/2034(e)	500,000	326,794
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	918,112
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	496,991
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	269,394
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,059,869
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,425,630
State of Illinois, 5.00%, 03/01/2027	200,000	207,095
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027)(b)	200,000	195,981
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 04/01/2025)	300,000	300,292

	Par	Value
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	$ 100,000	$99,644
Will County Community High School District No. 210
0.00%, 01/01/2027(e)	95,000	85,636
0.00%, 01/01/2033(e)	570,000	396,523
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	432,846
		19,673,356
Indiana - 2.1%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	1,235,000	1,358,531
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	28,152
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	530,240
Indiana Finance Authority
2.50%, 11/01/2030	100,000	89,292
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	544,484
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	101,373
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,971,854
St Joseph County Airport Authority, 0.01%, 07/01/2028(c)	155,000	130,680
		4,754,606
Iowa - 1.0%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 08/01/2024)	100,000	98,769
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	680,000	680,336
Iowa Finance Authority, 7.50%, 01/01/2032 (Callable 01/01/2030)(b)	250,000	243,735
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	730,000	744,386
Pleasant Valley Community School District, 4.00%, 07/01/2044 (Callable 07/01/2031)	750,000	720,648
		2,487,874
Kansas - 0.3%
City of Coffeyville KS Electric System Revenue, 5.00%, 06/01/2025(b)	100,000	99,590
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	500,000	494,567
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027(e)	245,000	210,863
		805,020

The accompanying notes are an integral part of these financial statements.

252

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - 1.4%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	$ 810,000	$ 887,079
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027(e)	180,000	156,407
4.00%, 07/01/2031 (Callable 07/01/2025)	250,000	245,160
5.00%, 07/01/2033 (Callable 07/01/2025)	200,000	201,310
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	537,455
4.00%, 01/01/2049 (Callable 07/11/2024)(a)	500,000	501,233
4.78% (1 mo. LIBOR US + 1.12%), 12/01/2049 (Callable 03/01/2025)(f)	50,000	50,128
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	250,000	251,065
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (Callable 07/01/2026)(a)	500,000	511,070
		3,340,907
Louisiana - 0.4%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026)(a)	500,000	506,763
Louisiana Public Facilities Authority, 5.00%, 10/01/2025	250,000	253,038
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025	250,000	249,515
		1,009,316
Maine - 0.4%
City of Lewiston ME, 1.38%, 02/15/2033 (Callable 02/15/2028)	345,000	264,072
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	639,511
		903,583
Maryland - 1.1%
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	1,000,000	940,290
Maryland Community Development Administration, 4.70%, 03/01/2046 (Callable 03/01/2031)	400,000	401,803
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	522,771
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	103,569
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	751,065
		2,719,498

	Par	Value
Massachusetts - 0.9%
Massachusetts Development Finance Agency
5.00%, 10/01/2024	$ 150,000	$ 150,277
5.00%, 07/15/2025(b)	50,000	49,862
5.25%, 10/01/2033	775,000	818,064
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	506,938
Massachusetts Educational Financing Authority
2.00%, 07/01/2037 (Callable 07/01/2031)(c)	350,000	299,212
4.25%, 07/01/2044 (Callable 07/01/2033)(c)	400,000	385,368
		2,209,721
Michigan - 4.2%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	281,511
Ann Arbor School District, 3.00%, 05/01/2027	780,000	765,459
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	250,000	285,401
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	379,602
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	444,388
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	196,583
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	502,012
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	916,596
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	677,744
Michigan Finance Authority
4.50%, 10/01/2029 (Callable 10/01/2024)	370,000	370,174
5.00%, 05/15/2035 (Callable 05/15/2025)	1,010,000	1,017,986
5.00%, 10/01/2039 (Callable 10/01/2024)	1,000,000	1,001,242
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	508,368
5.00%, 07/01/2044 (Callable 08/01/2024)	300,000	300,097
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028)(c)	305,000	309,856
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	335,457
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	442,421

The accompanying notes are an integral part of these financial statements.

253

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - 4.2%
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	$ 500,000	$ 551,187
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,069,730
		10,355,814
Minnesota - 1.6%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	1,000,000	1,004,187
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041)(a)	999,369	1,021,861
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	156,255
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)	500,000	501,745
4.25%, 01/01/2049 (Callable 01/01/2028)	130,000	129,819
6.50%, 07/01/2054 (Callable 07/01/2033)	730,000	806,102
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	133,814
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	106,562
		3,860,345
Mississippi - 0.5%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	101,304
County of Hinds MS, 4.00%, 11/01/2034 (Callable 11/01/2025)	100,000	94,765
Mississippi Development Bank
5.00%, 09/01/2024	50,000	50,020
5.00%, 11/01/2030 (Callable 11/01/2027)	100,000	97,331
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	151,290
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,053,790
		1,548,500
Missouri - 4.3%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	994,741
City of Kansas City MO, 0.00%, 02/01/2029(e)	635,000	518,206
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	318,644

	Par	Value
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	$ 600,000	$ 634,659
Health & Educational Facilities Authority of the State of Missouri
5.00%, 02/01/2025 (Callable 07/23/2024)	30,000	30,021
4.00%, 08/01/2025	150,000	147,998
5.00%, 11/15/2032 (Callable 11/15/2025)	1,200,000	1,206,244
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	391,454
Missouri Housing Development Commission, 2.35%, 11/01/2046 (Callable 05/01/2030)	1,000,000	686,426
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	870,000	970,924
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	1,000,000	983,189
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	55,000	54,680
3.88%, 10/01/2035 (Callable 10/01/2029)	660,000	600,382
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,025,290
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,043,734
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	503,752
		10,110,344
Montana - 1.3%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,003,078
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,400,000	1,518,093
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	512,978
		3,034,149
Nebraska - 1.8%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	750,000	790,017
County of Sarpy NE, 1.75%, 06/01/2035 (Callable 06/01/2026)	1,750,000	1,300,713
Lincoln Airport Authority, 4.00%, 07/01/2035 (Callable 07/01/2031)(c)	2,000,000	1,984,217
		4,074,947
Nevada - 0.4%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	508,873

The accompanying notes are an integral part of these financial statements.

254

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - (Continued)
County of Washoe NV, 4.13%, 03/01/2036(a)(c)	$ 500,000	$ 500,862
		1,009,735
New Hampshire - 1.2%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,026,122
4.38%, 09/20/2036	487,185	484,123
Series 2024-2, Class A, 3.63%, 08/20/2039	999,517	929,405
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	468,172
		2,907,822
New Jersey - 1.4%
Atlantic City Board of Education, 3.40%, 08/15/2024(b)	85,000	84,849
Jersey City Municipal Utilities Authority, 5.00%, 05/01/2025	1,000,000	1,008,262
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	497,190	513,733
New Jersey Turnpike Authority, 5.00%, 01/01/2028(d)	1,000,000	1,062,118
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	211,792
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	360,319
Township of Willingboro NJ, 2.13%, 09/01/2033 (Callable 09/01/2028)	225,000	184,613
		3,425,686
New York - 3.5%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	91,475
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	400,000	399,337
Brookhaven Local Development Corp., 5.00%, 11/01/2024	45,000	45,110
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029)(b)	300,000	284,948
Huntington Local Development Corp., 4.00%, 07/01/2027	120,000	116,955
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	991,254	1,046,658
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	721,669
3.00%, 02/15/2048 (Callable 07/22/2024)	500,000	498,253
0.90%, 11/01/2060 (Callable 10/01/2024)(a)	500,000	471,233

	Par	Value
New York State Dormitory Authority, 5.00%, 03/15/2043 (Callable 03/15/2029)	$ 250,000	$ 266,593
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030)(a)(b)(c)	500,000	517,384
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 06/01/2025)(a)	500,000	500,123
New York Transportation Development Corp., 4.25%, 06/30/2042 (Callable 06/30/2033)(c)	1,000,000	985,970
Onondaga Civic Development Corp., 5.00%, 10/01/2040 (Callable 10/01/2025)	220,000	192,572
Port Authority of New York & New Jersey, 5.00%, 10/15/2028 (Callable 10/15/2025)(c)	1,000,000	1,012,120
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	379,693
Town of Hempstead NY, 2.13%, 06/15/2041 (Callable 06/15/2029)	1,000,000	711,236
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 07/22/2024)	50,000	45,934
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	510,541
		8,797,804
North Carolina - 1.3%
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,045,512
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032)(c)	350,000	383,316
5.50%, 07/01/2047 (Callable 07/01/2032)(c)	500,000	544,789
Inlivian, 4.00%, 04/01/2025 (Callable 04/01/2024)	500,000	499,721
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	387,880
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	250,000	254,023
Winston-Salem State University, 4.25%, 06/01/2032 (Callable 07/18/2024)	50,000	50,018
		3,165,259
North Dakota - 1.6%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	1,500,000	1,498,545
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	484,462

The accompanying notes are an integral part of these financial statements.

255

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
6.00%, 05/01/2049 (Callable 05/01/2032)	$ 500,000	$ 523,194
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 09/01/2024)	200,000	173,192
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	1,000,000	1,060,643
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 07/17/2024)	50,000	49,608
		3,789,644
Ohio - 3.2%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	105,441
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	372,735
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 08/01/2024)	550,000	550,156
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2029(d)	900,000	985,660
County of Montgomery OH, 3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	91,920
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	470,000	397,721
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	520,000	520,598
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/01/2025)(b)	500,000	502,700
4.70%, 01/01/2043	1,000,000	996,016
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	626,714
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	109,357
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	533,473
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	960,252
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	565,994
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	502,999
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	269,179
		8,090,915

	Par	Value
Oklahoma - 1.9%
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	$ 1,000,000	$ 1,063,534
Canadian County Educational Facilities Authority, 5.00%, 09/01/2029	1,000,000	1,071,440
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	245,171
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	483,409
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,089,815
Oklahoma Turnpike Authority, 4.50%, 01/01/2053 (Callable 01/01/2032)	500,000	509,739
		4,463,108
Oregon - 0.3%
Port of Portland OR Airport Revenue, 5.00%, 07/01/2028(c)	425,000	444,703
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	53,160
Yamhill County Hospital Authority, 2.50%, 11/15/2028 (Callable 07/22/2024)	185,000	168,803
		666,666
Pennsylvania - 5.2%
Borough of Bellevue PA, 2.00%, 04/01/2031 (Callable 04/01/2027)	400,000	344,737
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2024)	145,000	145,008
Coatesville School District, 5.00%, 08/01/2024	500,000	500,459
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(b)	355,000	354,356
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	406,029
Health Care Facilities Authority of Sayre, 4.59% (3 mo. LIBOR US + 0.83%), 12/01/2031 (Callable 08/01/2024)(f)	500,000	490,584
Hempfield School District
2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	132,046
2.00%, 04/15/2031 (Callable 04/15/2027)	200,000	172,249
Highlands School District, 5.00%, 04/15/2032	610,000	664,151
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	287,213
Mckeesport Area School District, 0.00%, 10/01/2033(e)	400,000	270,205

The accompanying notes are an integral part of these financial statements.

256

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Mercer County Industrial Development Authority, 6.13%, 10/01/2050 (Callable 10/01/2025)(b)	$ 645,000	$ 392,341
Pennsylvania Economic Development Financing Authority, 5.00%, 06/30/2042 (Callable 06/30/2026)(c)	365,000	366,972
Pennsylvania Economic Development Financing Authority Parking System Revenue
0.00%, 01/01/2039(e)	140,000	74,909
4.25%, 01/01/2050 (Callable 01/01/2032)	1,000,000	974,183
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033)(c)	1,000,000	958,461
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	144,828
Pennsylvania Turnpike Commission
6.38%, 12/01/2038 (Callable 12/01/2027)	45,000	48,999
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	53,305
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	132,510
0.00%, 12/01/2041 (Callable 12/01/2035)	505,000	472,440
Philadelphia Authority for Industrial Development
5.00%, 09/01/2024	695,000	695,916
5.00%, 06/15/2032 (Callable 06/15/2030)	335,000	346,812
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	262,139
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,583,226
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	957,532
0.00%, 05/15/2030(e)	200,000	158,360
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	532,395
		11,922,365
Rhode Island - 0.2%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	410,000	411,777
South Carolina - 1.2%
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 06/01/2025)	100,000	95,666

	Par	Value
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	$ 600,000	$ 602,346
4.00%, 08/15/2030 (Callable 08/15/2026)	100,000	97,342
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	153,137
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,088,527
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025(e)	750,000	714,340
		2,751,358
South Dakota - 0.4%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	222,823
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	119,860
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034 (Callable 11/01/2024)	600,000	593,067
		935,750
Tennessee - 0.9%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	266,997
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/01/2053 (Callable 05/01/2033)	700,000	744,376
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	559,929
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030)(a)	500,000	534,225
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	201,932
		2,307,459
Texas - 11.8%
Arlington Higher Education Finance Corp., 4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	449,782
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026)(a)	1,815,000	1,830,349
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	101,986
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	759,128
Brazoria County Toll Road Authority, 0.00%, 03/01/2038 (Callable 03/01/2030)	105,000	99,479

The accompanying notes are an integral part of these financial statements.

257

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030)(c)	$5,000	$4,966
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,000,000	949,932
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	400,219
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	500,000	482,952
City of Austin TX Airport System Revenue, 5.00%, 11/15/2041 (Callable 11/15/2026)(c)	500,000	505,769
City of Magnolia TX, 5.70%, 09/01/2046(b)	50,000	49,533
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,252,314
Clifton Higher Education Finance Corp., 5.75%, 08/15/2038 (Callable 08/15/2025)	10,000	10,180
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,043,088
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	492,911
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,089,226
El Paso Housing Finance Corp., 4.50%, 03/01/2026(a)	500,000	500,581
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	500,000	492,892
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	338,326
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	1,000,000	1,013,841
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	495,284	484,874
Harris County-Houston Sports Authority, 0.00%, 11/15/2025(e)	500,000	472,432
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 08/01/2024)	200,000	167,496
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	529,679
Matagorda County Navigation District No 1
4.40%, 05/01/2030	70,000	70,764
4.55%, 05/01/2030(c)	1,000,000	1,010,342

	Par	Value
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	$ 260,000	$ 243,008
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	474,830
Needville Independent School District, 4.25%, 08/15/2053 (Callable 08/15/2031)	1,000,000	996,251
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	340,000	349,846
North Texas Tollway Authority
0.00%, 01/01/2035(e)	600,000	412,965
0.00%, 01/01/2036(e)	335,000	220,582
0.00%, 01/01/2037(e)	1,000,000	628,450
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 08/01/2024)	350,000	328,630
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)	1,000,000	1,022,814
Port of Port Arthur Navigation District, 3.70%, 04/01/2040 (Callable 07/01/2024)(a)	1,000,000	1,000,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	235,592
Slidell Independent School District, 4.38%, 08/15/2053 (Callable 08/15/2032)	1,000,000	1,000,067
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	150,000	144,886
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	512,627
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	247,386
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	586,263
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	500,000	558,374
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	50,000	51,469
Texas Municipal Gas Acquisition and Supply Corp. II, 4.63% (3 mo. Term SOFR + 1.05%), 09/15/2027	185,000	185,686
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	534,972
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	799,968
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	1,000,000	1,093,052

The accompanying notes are an integral part of these financial statements.

258

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	$ 150,000	$ 158,582
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	205,658
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	387,350
		27,982,349
Utah - 1.8%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2034 (Callable 07/01/2027)(c)	500,000	514,799
5.00%, 07/01/2043 (Callable 07/01/2028)(c)	455,000	465,681
County of Emery UT, 4.40%, 11/01/2024 (Callable 07/01/2024)(a)	500,000	500,000
Utah Housing Corp.
4.50%, 10/21/2052	1,461,901	1,402,224
6.00%, 12/21/2052	695,883	716,866
6.50%, 05/21/2053	463,790	493,419
		4,092,989
Vermont - 0.2%
Vermont Student Assistance Corp., 5.00%, 06/15/2026(c)	500,000	508,594
Virginia - 1.6%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030)(a)	1,000,000	1,071,398
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	685,000	688,843
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	150,000	159,680
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	475,000	433,842
Louisa Industrial Development Authority, 3.65%, 11/01/2035(a)	1,000,000	998,741
Virginia Small Business Financing Authority, 5.25%, 10/01/2029 (Callable 10/01/2024)	520,000	521,562
		3,874,066
Washington - 2.4%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	463,654
King County Housing Authority, 4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	574,818
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	153,486

	Par	Value
Port of Seattle WA, 4.00%, 08/01/2036 (Callable 08/01/2031)(c)	$ 300,000	$ 298,889
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	495,280
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,092,237
Tacoma Metropolitan Park District, 5.00%, 12/01/2024	1,000,000	1,001,784
Washington Health Care Facilities Authority
5.28% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035 (Callable 08/01/2024)	90,000	90,037
5.00%, 08/15/2037 (Callable 08/15/2027)	1,025,000	1,039,597
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	310,367
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	256,769
		5,776,918
West Virginia - 0.4%
West Virginia Economic Development Authority, 1.00%, 01/01/2041(a)(c)	1,000,000	952,583
Wisconsin - 5.7%
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	793,997
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 08/01/2024)	365,000	336,940
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	671,027
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	500,000	504,753
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,011,478
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	621,205
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 08/01/2024)	75,000	73,931
Public Finance Authority
5.00%, 05/15/2026 (Callable 05/15/2025)(b)	250,000	250,162
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	275,000	280,624
3.25%, 01/01/2029	460,000	432,694
0.00%, 09/01/2029 (Callable 09/01/2026)(b)(e)	750,000	519,298
6.13%, 12/15/2029 (Callable 12/15/2027)(b)	500,000	490,610
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	575,610

The accompanying notes are an integral part of these financial statements.

259

Baird Municipal Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 01/01/2036 (Callable 01/01/2030)	$ 500,000	$522,913
5.00%, 10/01/2044 (Callable 04/01/2029)	250,000	257,792
4.00%, 01/01/2046 (Callable 01/01/2027)	1,000,000	826,527
3.30%, 10/01/2046(a)	445,000	438,812
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)	645,000	628,461
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	630,970
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	327,271
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030)(e)	755,000	406,154
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	1,000,000	1,018,323
5.00%, 03/01/2028 (Callable 07/22/2024)	300,000	292,399
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	509,792
6.00%, 10/01/2044 (Callable 10/01/2032)	500,000	516,568
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	271,113
Wisconsin Housing & Economic Development Authority, 3.50%, 07/01/2025(b)	25,000	24,529
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	1,041,159
		14,275,112
Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2025	100,000	101,142
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	500,000	497,365
		598,507
TOTAL MUNICIPAL BONDS (Cost $237,414,698)		238,249,245
	Shares
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.96%(g)	827,534	827,533
First American Government Obligations Fund - Class U, 5.25%(g)	247	247

	Par	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost $827,780)		$827,780
TOTAL INVESTMENTS - 100.2% (Cost $238,242,478)		$239,077,025
Liabilities in Excess of Other Assets - (0.2)%		(374,444)
TOTAL NET ASSETS - 100.0%		$238,702,581

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $9,295,542 or 3.9% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2024, the total value of securities subject to the AMT was $20,524,859 or 8.6% of net assets.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

260

Baird Municipal Bond Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$238,249,245	$ —	$238,249,245
Money Market Funds	827,780	—	—	827,780
Total Investments	$827,780	$238,249,245	$—	$239,077,025

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

261

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
ASSETS:
Investments, at value (cost $6,591,575,994, $10,696,826,851, $10,091,137,692, $50,123,852,084, and $32,659,011,129, respectively)	$ 6,601,648,275	$ 10,656,885,525	$9,871,582,664	$ 46,810,023,834	$ 30,562,501,738
Interest receivable	35,443,163	123,070,974	103,376,022	366,445,902	265,919,521
Receivable for investments sold	8,865,000	140,242,849	60,931,952	—	20,525,062
Receivable for Fund shares sold	10,909,958	10,380,950	25,550,714	38,700,877	23,896,198
Prepaid expenses and other assets	—	—	184,175	174,474	9,615
Total assets	6,656,866,396	10,930,580,298	10,061,625,527	47,215,345,087	30,872,852,134
LIABILITIES:
Payable for investments purchased	5,219,656	569,984,769	190,150,006	777,545,276	470,422,056
Payable for Fund shares redeemed	5,177,689	4,297,546	2,137,900	26,648,286	22,956,539
Payable to Advisor, net (Note 5)	525,728	2,092,074	1,994,347	9,504,629	6,193,723
Accrued administration fees (Note 5)	262,864	418,144	398,868	1,900,909	1,238,755
Accrued Rule 12b-1 fees (Note 7)	11,844	65,532	40,592	353,947	406,322
Total liabilities	11,197,781	576,858,065	194,721,713	815,953,047	501,217,395
NET ASSETS	$ 6,645,668,615	$ 10,353,722,233	$9,866,903,814	$ 46,399,392,040	$ 30,371,634,739
NET ASSETS CONSIST OF:
Paid-in capital	$ 6,641,155,225	$ 10,791,773,129	$ 10,497,382,891	$ 51,779,995,444	$33,523,115,324
Total distributable earnings (accumulated deficit)	4,513,390	(438,050,896)	(630,479,077)	(5,380,603,404)	(3,151,480,585)
NET ASSETS	$ 6,645,668,615	$ 10,353,722,233	$9,866,903,814	$ 46,399,392,040	$ 30,371,634,739
INSTITUTIONAL CLASS SHARES
Net Assets	$ 6,575,377,448	$ 10,220,833,075	$9,755,239,852	$ 45,413,137,684	$ 29,224,808,459
Shares outstanding ($0.01 par value, unlimited shares authorized)	651,295,267	1,088,584,932	954,675,309	4,702,183,627	2,924,723,704
Net asset value, offering and redemption price per share	$10.10	$9.39	$10.22	$9.66	$9.99
INVESTOR CLASS SHARES
Net Assets	$70,291,167	$132,889,158	$111,663,962	$986,254,356	$1,146,826,280
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,942,653	14,158,004	10,378,184	98,175,748	109,291,568
Net asset value, offering and redemption price per share	$10.12	$9.39	$10.76	$10.05	$10.49

The accompanying notes are an integral part of these financial statements.

262

Statements of Assets and Liabilities
June 30, 2024 (Unaudited) (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
ASSETS:
Investments, at value (cost $1,587,086,352, $1,236,391,113, $1,064,021,311, $3,493,408,700, and $238,242,478, respectively)	$ 1,569,736,470	$ 1,235,242,813	$ 1,043,881,658	$ 3,470,727,201	$ 239,077,025
Interest receivable	15,986,196	12,343,083	11,043,379	38,302,198	2,555,899
Receivable for investments sold	4,317,276	397,489	—	7,836,393	423,013
Receivable for Fund shares sold	2,607,764	3,539,768	765,601	3,184,094	494,799
Deposits with broker for futures contracts	—	1,161	—	—	—
Prepaid expenses and other assets	—	88	—	—	4
Total assets	1,592,647,706	1,251,524,402	1,055,690,638	3,520,049,886	242,550,740
LIABILITIES:
Payable for investments purchased	53,060,447	26,575,443	1,000,000	58,446,698	3,568,934
Payable for Fund shares redeemed	1,297,058	349,898	5,114,108	1,573,308	216,161
Payable to Advisor, net (Note 5)	313,606	246,558	216,842	703,061	48,648
Accrued administration fees (Note 5)	62,631	50,621	43,381	140,612	9,729
Accrued Rule 12b-1 fees (Note 7)	30,571	16,250	70,034	11,651	4,687
Total liabilities	54,764,313	27,238,770	6,444,365	60,875,330	3,848,159
NET ASSETS	$ 1,537,883,393	$ 1,224,285,632	$ 1,049,246,273	$ 3,459,174,556	$ 238,702,581
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,627,022,076	$ 1,233,493,945	$ 1,122,076,825	$ 3,543,230,399	$ 239,361,836
Total accumulated deficit	(89,138,683)	(9,208,313)	(72,830,552)	(84,055,843)	(659,255)
NET ASSETS	$ 1,537,883,393	$ 1,224,285,632	$ 1,049,246,273	$ 3,459,174,556	$ 238,702,581
INSTITUTIONAL CLASS SHARES
Net Assets	$ 1,463,929,092	$ 1,158,064,810	$993,721,640	$ 3,416,463,857	$ 229,142,047
Shares outstanding ($0.01 par value, unlimited shares authorized)	147,566,506	113,409,490	90,564,580	334,012,826	23,127,639
Net asset value, offering and redemption price per share	$9.92	$10.21	$10.97	$10.23	$9.91
INVESTOR CLASS SHARES
Net Assets	$73,954,301	$66,220,822	$55,524,633	$42,710,699	$9,560,534
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,468,136	6,487,394	4,926,017	4,178,314	965,772
Net asset value, offering and redemption price per share	$9.90	$10.21	$11.27	$10.22	$9.90

The accompanying notes are an integral part of these financial statements.

263

Statements of Operations
Six Months Ended June 30, 2024 (Unaudited)

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$ 176,638,892	$ 220,446,681	$ 188,469,708	$945,336,504	$626,767,062
Total investment income	176,638,892	220,446,681	188,469,708	945,336,504	626,767,062
EXPENSES:
Investment advisory fees (Note 5)	7,779,651	12,173,211	11,318,868	55,546,675	35,861,952
Administration fees (Note 5)	1,555,930	2,434,642	2,263,774	11,109,335	7,172,390
Rule 12b-1 fees - Investor Class Shares (Note 7)	90,007	173,901	125,135	1,194,830	1,427,808
Total expenses	9,425,588	14,781,754	13,707,777	67,850,840	44,462,150
Fee waiver by Advisor (Note 5)	(4,667,791)	—	—	—	—
Net expenses	4,757,797	14,781,754	13,707,777	67,850,840	44,462,150
NET INVESTMENT INCOME	171,881,095	205,664,927	174,761,931	877,485,664	582,304,912
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,898,299	(34,975,061)	(63,251,548)	(577,287,650)	(300,605,788)
Net change in unrealized appreciation/depreciation on investments	(6,810,264)	12,012,218	(26,515,721)	(360,692,470)	(225,225,303)
Net realized and unrealized loss on investments	(2,911,965)	(22,962,843)	(89,767,269)	(937,980,120)	(525,831,091)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 168,969,130	$ 182,702,084	$84,994,662	$(60,494,456)	$56,473,821

The accompanying notes are an integral part of these financial statements.

264

Statements of Operations
Six Months Ended June 30, 2024 (Unaudited) (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$ 26,756,843	$21,732,297	$16,691,417	$60,130,390	$4,473,155
Total investment income	26,756,843	21,732,297	16,691,417	60,130,390	4,473,155
EXPENSES:
Investment advisory fees (Note 5)	1,933,645	1,369,789	1,339,374	4,044,355	270,322
Administration fees (Note 5)	386,729	273,958	267,875	808,871	54,064
Rule 12b-1 fees - Investor Class Shares (Note 7)	95,264	66,900	66,510	51,688	11,447
Total expenses	2,415,638	1,710,647	1,673,759	4,904,914	335,833
NET INVESTMENT INCOME	24,341,205	20,021,650	15,017,658	55,225,476	4,137,322
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(4,487,061)	3,340,893	(1,744,512)	(3,677,725)	788,849
Futures contracts	—	120,778	—	—	—
Net change in unrealized appreciation/depreciation on:
Investments	(5,041,839)	(12,491,182)	(14,027,998)	(30,654,398)	(2,923,996)
Futures contracts	—	316,150	—	—	—
Net realized and unrealized loss on investments	(9,528,900)	(8,713,361)	(15,772,510)	(34,332,123)	(2,135,147)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 14,812,305	$11,308,289	$(754,852)	$20,893,353	$2,002,175

The accompanying notes are an integral part of these financial statements.

265

STATEMENTS OF CHANGES IN NET ASSETS

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$171,881,095	$275,922,107	$205,664,927	$319,439,242
Net realized gain (loss) on investments	3,898,299	(1,777,136)	(34,975,061)	(108,937,596)
Net change in unrealized appreciation/ depreciation on investments	(6,810,264)	54,110,657	12,012,218	293,350,772
Net increase in net assets resulting from operations	168,969,130	328,255,628	182,702,084	503,852,418
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,095,326,932	4,189,667,339	2,196,951,955	3,129,799,702
Shares issued to holders in reinvestment of distributions	149,143,505	261,267,513	186,340,537	291,457,402
Cost of shares redeemed	(1,847,860,270)	(3,873,653,895)	(1,494,769,517)	(3,086,829,689)
Net increase in net assets resulting from capital share transactions	396,610,167	577,280,957	888,522,975	334,427,415
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(154,777,285)	(273,183,209)	(198,581,503)	(313,337,089)
Investor Class	(1,702,810)	(3,394,276)	(2,657,416)	(5,562,356)
Total distributions to shareholders	(156,480,095)	(276,577,485)	(201,238,919)	(318,899,445)
TOTAL INCREASE IN NET ASSETS	409,099,202	628,959,100	869,986,140	519,380,388
NET ASSETS:
Beginning of period	6,236,569,413	5,607,610,313	9,483,736,093	8,964,355,705
End of period	$6,645,668,615	$6,236,569,413	$10,353,722,233	$9,483,736,093

The accompanying notes are an integral part of these financial statements.

266

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$174,761,931	$246,219,950	$877,485,664	$1,373,199,360
Net realized loss on investments	(63,251,548)	(147,117,723)	(577,287,650)	(504,191,530)
Net change in unrealized appreciation/ depreciation on investments	(26,515,721)	331,806,659	(360,692,470)	1,596,137,054
Net increase (decrease) in net assets resulting from operations	84,994,662	430,908,886	(60,494,456)	2,465,144,884
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,339,207,087	2,591,965,303	7,905,073,160	14,170,842,512
Shares issued to holders in reinvestment of distributions	153,262,254	222,527,242	746,970,652	1,262,374,480
Cost of shares redeemed	(869,138,838)	(1,711,218,390)	(4,274,695,047)	(8,384,021,071)
Net increase in net assets resulting from capital share transactions	1,623,330,503	1,103,274,155	4,377,348,765	7,049,195,921
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(166,193,654)	(245,596,276)	(807,234,888)	(1,363,810,091)
Investor Class	(1,644,837)	(2,124,437)	(15,748,413)	(28,657,218)
Total distributions to shareholders	(167,838,491)	(247,720,713)	(822,983,301)	(1,392,467,309)
TOTAL INCREASE IN NET ASSETS	1,540,486,674	1,286,462,328	3,493,871,008	8,121,873,496
NET ASSETS:
Beginning of period	8,326,417,140	7,039,954,812	42,905,521,032	34,783,647,536
End of period	$ 9,866,903,814	$8,326,417,140	$ 46,399,392,040	$ 42,905,521,032

The accompanying notes are an integral part of these financial statements.

267

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$582,304,912	$891,139,510	$24,341,205	$44,889,283
Net realized loss on investments	(300,605,788)	(226,111,687)	(4,487,061)	(20,586,404)
Net change in unrealized appreciation/ depreciation on investments	(225,225,303)	1,056,056,193	(5,041,839)	40,877,858
Net increase in net assets resulting from operations	56,473,821	1,721,084,016	14,812,305	65,180,737
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,105,185,925	8,452,572,154	270,572,122	710,848,527
Shares issued to holders in reinvestment of distributions	509,224,896	834,805,778	19,145,506	33,434,530
Cost of shares redeemed	(2,630,774,710)	(4,561,688,419)	(346,531,383)	(928,056,596)
Net increase (decrease) in net assets resulting from capital share transactions
	2,983,636,111	4,725,689,513	(56,813,755)	(183,773,539)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(530,116,247)	(865,014,062)	(22,794,160)	(43,166,904)
Investor Class	(19,432,564)	(34,257,660)	(1,098,101)	(1,682,653)
Total distributions to shareholders	(549,548,811)	(899,271,722)	(23,892,261)	(44,849,557)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,490,561,121	5,547,501,807	(65,893,711)	(163,442,359)
NET ASSETS:
Beginning of period	27,881,073,618	22,333,571,811	1,603,777,104	1,767,219,463
End of period	$ 30,371,634,739	$ 27,881,073,618	$ 1,537,883,393	$ 1,603,777,104

The accompanying notes are an integral part of these financial statements.

268

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Strategic Municipal Bond Fund		Baird Quality Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$20,021,650	$21,762,233	$15,017,658	$28,250,788
Net realized gain (loss) on investments and futures contracts	3,461,671	1,030,105	(1,744,512)	(10,567,897)
Net change in unrealized appreciation/depreciation on investments and futures contracts
	(12,175,032)	24,768,007	(14,027,998)	27,389,486
Net increase (decrease) in net assets resulting from operations	11,308,289	47,560,345	(754,852)	45,072,377
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	439,443,104	544,809,127	146,542,410	403,561,843
Shares issued to holders in reinvestment of distributions	17,264,794	20,060,756	13,278,391	25,154,632
Cost of shares redeemed	(144,296,707)	(152,149,063)	(197,989,880)	(456,255,871)
Net increase (decrease) in net assets resulting from capital share transactions
	312,411,191	412,720,820	(38,169,079)	(27,539,396)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(18,633,192)	(21,014,782)	(14,076,541)	(27,160,792)
Investor Class	(912,372)	(614,739)	(660,859)	(1,093,825)
Total distributions to shareholders	(19,545,564)	(21,629,521)	(14,737,400)	(28,254,617)
TOTAL INCREASE (DECREASE) IN NET ASSETS	304,173,916	438,651,644	(53,661,331)	(10,721,636)
NET ASSETS:
Beginning of period	920,111,716	481,460,072	1,102,907,604	1,113,629,240
End of period	$1,224,285,632	$920,111,716	$1,049,246,273	$1,102,907,604

The accompanying notes are an integral part of these financial statements.

269

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Core Intermediate Municipal Bond Fund		Baird Municipal Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$55,225,476	$81,211,211	$4,137,322	$4,740,321
Net realized gain (loss) on investments	(3,677,725)	(20,153,038)	788,849	(453,625)
Net change in unrealized appreciation/ depreciation on investments	(30,654,398)	84,261,226	(2,923,996)	5,396,373
Net increase in net assets resulting from operations	20,893,353	145,319,399	2,002,175	9,683,069
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	809,072,746	1,562,009,133	72,831,450	163,600,248
Shares issued to holders in reinvestment of distributions	47,587,530	69,233,270	3,615,137	4,062,255
Cost of shares redeemed	(343,579,550)	(1,204,801,185)	(23,600,884)	(44,502,744)
Net increase in net assets resulting from capital share transactions	513,080,726	426,441,218	52,845,703	123,159,759
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(53,337,995)	(79,953,197)	(3,886,079)	(4,503,233)
Investor Class	(649,694)	(1,099,336)	(160,948)	(193,077)
Total distributions to shareholders	(53,987,689)	(81,052,533)	(4,047,027)	(4,696,310)
TOTAL INCREASE IN NET ASSETS	479,986,390	490,708,084	50,800,851	128,146,518
NET ASSETS:
Beginning of period	2,979,188,166	2,488,480,082	187,901,730	59,755,212
End of period	$3,459,174,556	$2,979,188,166	$238,702,581	$187,901,730

The accompanying notes are an integral part of these financial statements.

270

Financial Highlights
Baird Ultra Short Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$10.08	$9.99	$10.05	$10.08	$10.06	$10.01
Income from investment operations:
Net investment income(1)	0.28	0.47	0.13	0.04	0.12	0.26
Net realized and unrealized gains (losses) on investments	(0.01)	0.09	(0.03)	(0.02)	0.05(2)	0.05
Total from investment operations	0.27	0.56	0.10	0.02	0.17	0.31
Less distributions:
Distributions from net investment income	(0.25)	(0.47)	(0.16)	(0.05)	(0.14)	(0.26)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)	(0.00)(3)
Total distributions	(0.25)	(0.47)	(0.16)	(0.05)	(0.15)	(0.26)
Net asset value, end of period	$10.10	$10.08	$9.99	$10.05	$10.08	$10.06
Total return	2.74%(4)	5.71%	0.96%	0.20%	1.66%	3.11%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 6,575.4	$ 6,159.0	$ 5,515.0	$ 6,889.5	$ 4,456.4	$ 1,701.0
Ratio of expenses to average net assets	0.15%(5)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	5.53%(5)	4.67%	1.34%	0.38%	1.24%	2.61%
Ratio of net investment income to average net assets (before waivers)	5.38%(5)	4.52%	1.19%	0.23%	1.09%	2.46%
Portfolio turnover rate(6)	44%(4)	105%	104%	96%	92%	70%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

271

Financial Highlights
Baird Ultra Short Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 10.10	$ 10.01	$ 10.07	$ 10.10	$ 10.05	$ 10.00
Income from investment operations:
Net investment income(1)	0.27	0.45	0.11	0.01	0.10	0.24
Net realized and unrealized gains (losses) on investments	(0.01)	0.08	(0.04)	(0.01)	0.07(2)	0.04
Total from investment operations	0.26	0.53	0.07	—	0.17	0.28
Less distributions:
Distributions from net investment income	(0.24)	(0.44)	(0.13)	(0.03)	(0.11)	(0.23)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)	(0.00)(3)
Total distributions	(0.24)	(0.44)	(0.13)	(0.03)	(0.12)	(0.23)
Net asset value, end of period	$ 10.12	$ 10.10	$ 10.01	$ 10.07	$ 10.10	$ 10.05
Total return	2.60%(4)	5.43%	0.70%	(0.05)%	1.66%	2.87%
Supplemental data and ratios:
Net assets, end of period (millions)	$70.3	$77.6	$92.7	$ 164.2	$ 122.7	$32.5
Ratio of expenses to average net assets	0.40%(5)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	5.28%(5)	4.42%	1.09%	0.13%	0.99%	2.36%
Ratio of net investment income (loss) to average net assets (before waivers)	5.13%(5)	4.27%	0.94%	(0.02)%	0.84%	2.21%
Portfolio turnover rate(6)	44%(4)	105%	104%	96%	92%	70%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

272

Financial Highlights
Baird Short-Term Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$9.41	$9.22	$9.74	$9.92	$9.77	$9.57
Income from investment operations:
Net investment income(1)	0.20	0.32	0.16	0.10	0.18	0.24
Net realized and unrealized gains (losses) on investments	(0.03)	0.19	(0.51)	(0.14)	0.23	0.20
Total from investment operations	0.17	0.51	(0.35)	(0.04)	0.41	0.44
Less distributions:
Distributions from net investment income	(0.19)	(0.32)	(0.17)	(0.11)	(0.19)	(0.24)
Distributions from net realized gains	—	—	(0.00)(2)	(0.03)	(0.07)	—
Total distributions	(0.19)	(0.32)	(0.17)	(0.14)	(0.26)	(0.24)
Net asset value, end of period	$9.39	$9.41	$9.22	$9.74	$9.92	$9.77
Total return	1.85%(3)	5.65%	(3.64)%	(0.42)%	4.23%	4.68%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 10,220.8	$ 9,334.5	$ 8,747.4	$ 10,486.4	$ 8,790.5	$ 6,469.1
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.23%(4)	3.48%	1.67%	1.05%	1.87%	2.50%
Portfolio turnover rate(5)	47%(3)	87%	77%	67%	64%	64%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

273

Financial Highlights
Baird Short-Term Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$9.41	$9.22	$9.74	$9.91	$9.77	$9.57
Income from investment operations:
Net investment income(1)	0.19	0.30	0.13	0.08	0.16	0.22
Net realized and unrealized gains (losses) on investments	(0.03)	0.19	(0.51)	(0.13)	0.21	0.20
Total from investment operations	0.16	0.49	(0.38)	(0.05)	0.37	0.42
Less distributions:
Distributions from net investment income	(0.18)	(0.30)	(0.14)	(0.09)	(0.16)	(0.22)
Distributions from net realized gains	—	—	(0.00)(2)	(0.03)	(0.07)	—
Total distributions	(0.18)	(0.30)	(0.14)	(0.12)	(0.23)	(0.22)
Net asset value, end of period	$9.39	$9.41	$9.22	$9.74	$9.91	$9.77
Total return	1.73%(3)	5.39%	(3.88)%	(0.57)%	3.86%	4.42%
Supplemental data and ratios:
Net assets, end of period (millions)	$132.9	$149.3	$216.9	$252.5	$192.7	$182.4
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.98%(4)	3.23%	1.42%	0.80%	1.62%	2.25%
Portfolio turnover rate(5)	47%(3)	87%	77%	67%	64%	64%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

274

Financial Highlights
Baird Intermediate Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$10.32	$10.08	$11.27	$11.69	$11.27	$10.80
Income from investment operations:
Net investment income(1)	0.20	0.33	0.22	0.18	0.25	0.29
Net realized and unrealized gains (losses) on investments	(0.11)	0.24	(1.19)	(0.34)	0.58	0.46
Total from investment operations	0.09	0.57	(0.97)	(0.16)	0.83	0.75
Less distributions:
Distributions from net investment income	(0.19)	(0.33)	(0.22)	(0.18)	(0.25)	(0.28)
Distributions from net realized gains	—	—	—	(0.08)	(0.16)	—
Total distributions	(0.19)	(0.33)	(0.22)	(0.26)	(0.41)	(0.28)
Net asset value, end of period	$10.22	$10.32	$10.08	$11.27	$11.69	$11.27
Total return	0.85%(2)	5.78%	(8.64)%	(1.41)%	7.42%	7.05%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 9,755.2	$ 8,238.6	$ 6,980.6	$ 6,639.0	$ 5,264.4	$ 4,342.1
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.86%(3)	3.28%	2.11%	1.54%	2.17%	2.57%
Portfolio turnover rate(4)	26%(2)	45%	47%	51%	37%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

275

Financial Highlights
Baird Intermediate Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 10.86	$ 10.59	$11.83	$ 12.26	$11.80	$ 11.29
Income from investment operations:
Net investment income(1)	0.19	0.32	0.20	0.16	0.23	0.27
Net realized and unrealized gains (losses) on investments	(0.12)	0.26	(1.25)	(0.36)	0.61	0.50
Total from investment operations	0.07	0.58	(1.05)	(0.20)	0.84	0.77
Less distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.19)	(0.15)	(0.22)	(0.26)
Distributions from net realized gains	—	—	—	(0.08)	(0.16)	—
Total distributions	(0.17)	(0.31)	(0.19)	(0.23)	(0.38)	(0.26)
Net asset value, end of period	$ 10.76	$ 10.86	$ 10.59	$11.83	$ 12.26	$ 11.80
Total return	0.69%(2)	5.53%	(8.88)%	(1.68)%	7.16%	6.83%
Supplemental data and ratios:
Net assets, end of period (millions)	$111.7	$87.8	$59.3	$42.2	$55.2	$52.2
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.61%(3)	3.03%	1.86%	1.29%	1.92%	2.32%
Portfolio turnover rate(4)	26%(2)	45%	47%	51%	37%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

276

Financial Highlights
Baird Aggregate Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$9.86	$9.60	$11.37	$11.77	$11.21	$10.53
Income from investment operations:
Net investment income(1)	0.19	0.34	0.25	0.19	0.25	0.30
Net realized and unrealized gains (losses) on investments	(0.21)	0.26	(1.76)	(0.36)	0.71	0.69
Total from investment operations	(0.02)	0.60	(1.51)	(0.17)	0.96	0.99
Less distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.26)	(0.22)	(0.27)	(0.31)
Distributions from net realized gains	—	—	—	(0.01)	(0.13)	—
Total distributions	(0.18)	(0.34)	(0.26)	(0.23)	(0.40)	(0.31)
Net asset value, end of period	$9.66	$9.86	$9.60	$11.37	$11.77	$11.21
Total return	(0.21)%(2)	6.43%	(13.35)%	(1.46)%	8.63%	9.48%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 45,413.1	$ 41,933.7	$ 34,102.5	$ 39,050.1	$ 31,874.6	$ 21,857.4
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.95%(3)	3.55%	2.46%	1.66%	2.13%	2.74%
Portfolio turnover rate(4)	17%(2)	38%	43%	39%	35%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

277

Financial Highlights
Baird Aggregate Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 10.25	$9.97	$11.79	$ 12.20	$11.60	$ 10.89
Income from investment operations:
Net investment income(1)	0.19	0.33	0.23	0.17	0.23	0.28
Net realized and unrealized gains (losses) on investments	(0.22)	0.27	(1.82)	(0.38)	0.74	0.71
Total from investment operations	(0.03)	0.60	(1.59)	(0.21)	0.97	0.99
Less distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.23)	(0.19)	(0.24)	(0.28)
Distributions from net realized gains	—	—	—	(0.01)	(0.13)	—
Total distributions	(0.17)	(0.32)	(0.23)	(0.20)	(0.37)	(0.28)
Net asset value, end of period	$ 10.05	$ 10.25	$9.97	$11.79	$12.20	$11.60
Total return	(0.32)%(2)	6.13%	(13.52)%	(1.74)%	8.42%	9.17%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 986.3	$ 971.8	$681.1	$ 904.3	$ 1,029.0	$ 786.4
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.70%(3)	3.30%	2.21%	1.41%	1.88%	2.49%
Portfolio turnover rate(4)	17%(2)	38%	43%	39%	35%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

278

Financial Highlights
Baird Core Plus Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$10.17	$9.87	$11.67	$12.14	$11.56	$10.82
Income from investment operations:
Net investment income(1)	0.20	0.36	0.29	0.26	0.29	0.33
Net realized and unrealized gains (losses) on investments	(0.19)	0.30	(1.79)	(0.38)	0.72	0.75
Total from investment operations	0.01	0.66	(1.50)	(0.12)	1.01	1.08
Less distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.30)	(0.28)	(0.31)	(0.34)
Distributions from net realized gains	—	—	(0.00)(2)	(0.07)	(0.12)	—
Total distributions	(0.19)	(0.36)	(0.30)	(0.35)	(0.43)	(0.34)
Net asset value, end of period	$9.99	$10.17	$9.87	$11.67	$12.14	$11.56
Total return	0.12%(3)	6.89%	(12.87)%	(1.02)%	8.80%	10.11%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 29,224.8	$ 26,783.0	$ 21,288.5	$ 27,654.9	$ 26,805.5	$ 21,424.9
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.07%(4)	3.67%	2.82%	2.16%	2.46%	2.95%
Portfolio turnover rate(5)	19%(3)	35%	29%	45%	33%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

279

Financial Highlights
Baird Core Plus Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$10.67	$10.34	$12.21	$12.68	$12.05	$11.28
Income from investment operations:
Net investment income(1)	0.20	0.36	0.28	0.24	0.28	0.32
Net realized and unrealized gains (losses) on investments	(0.20)	0.31	(1.87)	(0.39)	0.74	0.76
Total from investment operations	—	0.67	(1.59)	(0.15)	1.02	1.08
Less distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.28)	(0.25)	(0.28)	(0.31)
Distributions from net realized gains	—	—	(0.00)(2)	(0.07)	(0.11)	—
Total distributions	(0.18)	(0.34)	(0.28)	(0.32)	(0.39)	(0.31)
Net asset value, end of period	$10.49	$10.67	$10.34	$12.21	$12.68	$12.05
Total return	(0.01)%(3)	6.60%	(13.09)%	(1.23)%	8.58%	9.69%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 1,146.8	$ 1,098.0	$1,045.0	$ 1,612.2	$ 2,684.3	$ 2,500.0
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.82%(4)	3.42%	2.57%	1.91%	2.21%	2.70%
Portfolio turnover rate(5)	19%(3)	35%	29%	45%	33%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

280

Financial Highlights
Baird Short-Term Municipal Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$9.98	$9.85	$10.39	$10.43	$10.26	$ 10.06
Income from investment operations:
Net investment income(1)	0.16	0.27	0.16	0.12	0.17	0.20
Net realized and unrealized gains (losses) on investments	(0.07)	0.13	(0.54)	(0.04)	0.16	0.20
Total from investment operations	0.09	0.40	(0.38)	0.08	0.33	0.40
Less distributions:
Distributions from net investment income	(0.15)	(0.27)	(0.16)	(0.12)	(0.16)	(0.20)
Distributions from net realized gains	—	—	—	(0.00)(2)	—	—
Total distributions	(0.15)	(0.27)	(0.16)	(0.12)	(0.16)	(0.20)
Net asset value, end of period	$9.92	$9.98	$9.85	$10.39	$10.43	$ 10.26
Total return	0.95%(3)	4.15%	(3.66)%	0.74%	3.25%	3.96%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 1,463.9	$ 1,525.3	$ 1,695.5	$ 2,190.2	$ 1,520.0	$ 926.1
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.16%(4)	2.73%	1.56%	1.10%	1.61%	1.96%
Portfolio turnover rate(5)	16%(3)	40%	64%	44%	32%	34%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

281

Financial Highlights
Baird Short-Term Municipal Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$9.96	$9.83	$ 10.38	$ 10.41	$ 10.25	$ 10.04
Income from investment operations:
Net investment income(1)	0.14	0.24	0.13	0.09	0.14	0.17
Net realized and unrealized gains (losses) on investments	(0.06)	0.14	(0.55)	(0.03)	0.15	0.21
Total from investment operations	0.08	0.38	(0.42)	0.06	0.29	0.38
Less distributions:
Distributions from net investment income	(0.14)	(0.25)	(0.13)	(0.09)	(0.13)	(0.17)
Distributions from net realized gains	—	—	—	(0.00)(2)	—	—
Total distributions	(0.14)	(0.25)	(0.13)	(0.09)	(0.13)	(0.17)
Net asset value, end of period	$9.90	$9.96	$9.83	$ 10.38	$ 10.41	$ 10.25
Total return	0.83%(3)	3.90%	(4.01)%	0.59%	2.90%	3.81%
Supplemental data and ratios:
Net assets, end of period (millions)	$74.0	$78.4	$71.7	$110.4	$92.2	$89.6
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.91%(4)	2.48%	1.31%	0.85%	1.36%	1.71%
Portfolio turnover rate(5)	16%(3)	40%	64%	44%	32%	34%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

282

Financial Highlights
Baird Strategic Municipal Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2019(1)
		2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$10.29	$9.96	$ 10.74	$ 10.67	$ 10.07	$ 10.00
Income from investment operations:
Net investment income(2)	0.19	0.34	0.22	0.11	0.18	0.02
Net realized and unrealized gains (losses) on investments	(0.09)	0.32	(0.79)	0.14	0.66	0.07
Total from investment operations	0.10	0.66	(0.57)	0.25	0.84	0.09
Less distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.21)	(0.12)	(0.17)	(0.02)
Distributions from net realized gains	—	—	(0.00)(3)	(0.06)	(0.07)	—
Total distributions	(0.18)	(0.33)	(0.21)	(0.18)	(0.24)	(0.02)
Net asset value, end of period	$10.21	$ 10.29	$9.96	$ 10.74	$ 10.67	$ 10.07
Total return	0.97%(4)	6.78%	(5.31)%	2.26%	8.39%	0.88%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$ 1,158.1	$ 881.5	$ 470.8	$ 345.0	$ 164.3	$12.0
Ratio of expenses to average net assets	0.30%(5)	0.30%	0.30%	0.30%	0.30%	0.30%(5)
Ratio of net investment income to average net assets	3.67%(5)	3.42%	2.18%	1.07%	1.72%	1.60%(5)
Portfolio turnover rate(6)	22%(4)	50%	89%	55%	119%	47%(4)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

283

Financial Highlights
Baird Strategic Municipal Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2019(1)
		2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$10.29	$9.96	$10.74	$10.67	$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.17	0.32	0.19	0.09	0.15	0.02
Net realized and unrealized gains (losses) on investments	(0.08)	0.32	(0.79)	0.13	0.67	0.06
Total from investment operations	0.09	0.64	(0.60)	0.22	0.82	0.08
Less distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.18)	(0.09)	(0.15)	(0.01)
Distributions from net realized gains	—	—	(0.00)(3)	(0.06)	(0.07)	—
Total distributions	(0.17)	(0.31)	(0.18)	(0.15)	(0.22)	(0.01)
Net asset value, end of period	$10.21	$10.29	$9.96	$10.74	$10.67	$10.07
Total return	0.85%(4)	6.53%	(5.55)%	2.00%	8.13%	0.85%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$ 66,220.8	$ 38,577.3	$ 10,660.1	$ 8,262.3	$ 6,976.1	$27.4
Ratio of expenses to average net assets	0.55%(5)	0.55%	0.55%	0.55%	0.55%	0.55%(5)
Ratio of net investment income to average net assets	3.42%(5)	3.17%	1.93%	0.82%	1.47%	1.35%(5)
Portfolio turnover rate(6)	22%(4)	50%	89%	55%	119%	47%(4)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

284

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$11.13	$10.95	$11.85	$12.03	$11.75	$11.38
Income from investment operations:
Net investment income(1)	0.15	0.28	0.22	0.21	0.24	0.27
Net realized and unrealized gains (losses) on investments	(0.16)	0.18	(0.90)	(0.17)	0.28	0.37
Total from investment operations	(0.01)	0.46	(0.68)	0.04	0.52	0.64
Less distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.22)	(0.22)	(0.24)	(0.27)
Total distributions	(0.15)	(0.28)	(0.22)	(0.22)	(0.24)	(0.27)
Net asset value, end of period	$ 10.97	$11.13	$10.95	$11.85	$12.03	$11.75
Total return	(0.06)%(2)	4.29%	(5.74)%	0.27%	4.43%	5.65%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 993.7	$ 1,051.9	$ 1,083.0	$ 1,526.2	$ 1,449.2	$ 1,257.4
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.82%(3)	2.55%	1.94%	1.75%	2.03%	2.30%
Portfolio turnover rate(4)	8%(2)	33%	33%	18%	15%	20%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

285

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 11.43	$ 11.24	$ 12.16	$ 12.34	$ 12.04	$11.66
Income from investment operations:
Net investment income(1)	0.14	0.26	0.19	0.18	0.22	0.24
Net realized and unrealized gains (losses) on investments	(0.16)	0.18	(0.92)	(0.18)	0.29	0.38
Total from investment operations	(0.02)	0.44	(0.73)	—	0.51	0.62
Less distributions:
Distributions from net investment income	(0.14)	(0.25)	(0.19)	(0.18)	(0.21)	(0.24)
Total distributions	(0.14)	(0.25)	(0.19)	(0.18)	(0.21)	(0.24)
Net asset value, end of period	$ 11.27	$ 11.43	$11.24	$ 12.16	$ 12.34	$ 12.04
Total return	(0.18)%(2)	4.01%	(5.99)%	0.02%	4.23%	5.33%
Supplemental data and ratios:
Net assets, end of period (millions)	$55.5	$51.0	$30.6	$59.2	$52.4	$85.1
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.57%(3)	2.30%	1.69%	1.50%	1.78%	2.05%
Portfolio turnover rate(4)	8%(2)	33%	33%	18%	15%	20%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

286

Financial Highlights
Baird Core Intermediate Municipal Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$10.34	$10.10	$10.96	$10.96	$ 10.65	$ 10.22
Income from investment operations:
Net investment income(1)	0.17	0.31	0.21	0.16	0.23	0.25
Net realized and unrealized gains (losses) on investments	(0.11)	0.24	(0.88)	0.02(2)	0.33	0.43
Total from investment operations	0.06	0.55	(0.67)	0.18	0.56	0.68
Less distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.19)	(0.17)	(0.22)	(0.24)
Distributions from net realized gains	—	—	(0.00)(3)	(0.01)	(0.03)	(0.01)
Total distributions	(0.17)	(0.31)	(0.19)	(0.18)	(0.25)	(0.25)
Net asset value, end of period	$10.23	$10.34	$10.10	$10.96	$ 10.96	$ 10.65
Total return	0.58%(4)	5.54%	(6.07)%	1.60%	5.26%	6.75%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 3,416.5	$ 2,942.7	$ 2,449.7	$ 1,531.2	$ 842.2	$ 535.5
Ratio of expenses to average net assets	0.30%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.42%(5)	3.08%	2.01%	1.47%	2.09%	2.36%
Portfolio turnover rate(6)	13%(4)	32%	59%	31%	35%	38%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

287

Financial Highlights
Baird Core Intermediate Municipal Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 10.33	$ 10.09	$ 10.96	$10.95	$ 10.64	$ 10.22
Income from investment operations:
Net investment income(1)	0.16	0.29	0.18	0.13	0.20	0.22
Net realized and unrealized gains (losses) on investments	(0.11)	0.23	(0.88)	0.03(2)	0.33	0.43
Total from investment operations	0.05	0.52	(0.70)	0.16	0.53	0.65
Less distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.17)	(0.14)	(0.19)	(0.22)
Distributions from net realized gains	—	—	(0.00)(3)	(0.01)	(0.03)	(0.01)
Total distributions	(0.16)	(0.28)	(0.17)	(0.15)	(0.22)	(0.23)
Net asset value, end of period	$ 10.22	$ 10.33	$ 10.09	$10.96	$ 10.95	$ 10.64
Total return	0.46%(4)	5.28%	(6.40)%	1.44%	5.01%	6.40%
Supplemental data and ratios:
Net assets, end of period (millions)	$42.7	$36.5	$38.8	$42.5	$22.3	$5.9
Ratio of expenses to average net assets	0.55%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.17%(5)	2.83%	1.76%	1.22%	1.84%	2.11%
Portfolio turnover rate(6)	13%(4)	32%	59%	31%	35%	38%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

288

Financial Highlights
Baird Municipal Bond Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2019(1)
		2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$ 10.01	$9.68	$ 10.76	$ 10.67	$ 10.10	$ 10.00
Income from investment operations:
Net investment income(2)	0.19	0.37	0.26	0.20	0.23	0.02
Net realized and unrealized gains (losses) on investments	(0.11)	0.31	(1.09)	0.17	0.76	0.10
Total from investment operations	0.08	0.68	(0.83)	0.37	0.99	0.12
Less distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.25)	(0.20)	(0.21)	(0.02)
Distributions from net realized gains	—	—	—	(0.08)	(0.21)	—
Total distributions	(0.18)	(0.35)	(0.25)	(0.28)	(0.42)	(0.02)
Net asset value, end of period	$9.91	$ 10.01	$9.68	$ 10.76	$ 10.67	$ 10.10
Total return	0.84%(3)	7.14%	(7.73)%	3.46%	9.95%	1.19%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$ 229.1	$ 180.4	$55.7	$34.5	$20.3	$7.4
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%(4)
Ratio of net investment income to average net assets	3.84%(4)	3.77%	2.63%	1.83%	2.20%	1.69%(4)
Portfolio turnover rate(5)	25%(3)	58%	76%	38%	124%	46%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

289

Financial Highlights
Baird Municipal Bond Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2019(1)
		2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$9.99	$9.68	$10.74	$10.66	$10.10	$ 10.00
Income from investment operations:
Net investment income(2)	0.18	0.34	0.24	0.17	0.21	0.02
Net realized and unrealized gains (losses) on investments	(0.10)	0.29	(1.08)	0.16	0.75	0.10
Total from investment operations	0.08	0.63	(0.84)	0.33	0.96	0.12
Less distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.22)	(0.17)	(0.19)	(0.02)
Distributions from net realized gains	—	—	—	(0.08)	(0.21)	—
Total distributions	(0.17)	(0.32)	(0.22)	(0.25)	(0.40)	(0.02)
Net asset value, end of period	$9.90	$9.99	$9.68	$10.74	$10.66	$ 10.10
Total return	0.83%(3)	6.67%	(7.78)%	3.12%	9.58%	1.16%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$ 9,560.5	$ 7,549.4	$ 4,055.6	$ 3,193.3	$ 1,624.8	$29.1
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%(4)
Ratio of net investment income to average net assets	3.59%(4)	3.52%	2.38%	1.58%	1.95%	1.44%(4)
Portfolio turnover rate(5)	25%(3)	58%	76%	38%	124%	46%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

290

Notes to the Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds in this report are “diversified” series of the Company. Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%. See Note 7.
The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.
The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg 1-3 Year U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg 1-3 Year U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.
The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg Intermediate U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.
The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index. The Fund’s benchmark index, the Bloomberg U.S. Aggregate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed debt obligations, with maturities of at least one year.
The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index. The Fund’s benchmark index, the Bloomberg U.S. Universal Index, is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed debt obligations, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

291

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.
The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, other than debt securities, that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the

292

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period. Occasionally, significant events may occur after the close of the exchange on which a security is traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Certain when-issued, delayed delivery or forward commitment securities are considered derivatives and each Fund qualifies as a “limited derivatives user” under the SEC’s derivatives rule (Rule 18f-4).
c)
Unregistered Securities – The Funds own certain investment securities which are unregistered. All of the unregistered securities held by the Funds as of June 30, 2024 consisted of securities issued pursuant to Rule 144A under the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers.
The value of such securities held by the Funds was as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$1,489,734,676	22.42%
Baird Short-Term Bond Fund	3,444,218,886	33.27%
Baird Intermediate Bond Fund	2,223,704,406	22.54%
Baird Aggregate Bond Fund	8,964,082,038	19.32%
Baird Core Plus Bond Fund	7,203,091,606	23.72%
Baird Short-Term Municipal Bond Fund	100,813,143	6.56%
Baird Strategic Municipal Bond Fund	57,851,328	4.73%
Baird Quality Intermediate Municipal Bond Fund	27,274,745	2.60%
Baird Core Intermediate Municipal Bond Fund	101,924,639	2.95%
Baird Municipal Bond Fund	9,295,542	3.89%

d)
Foreign Securities – The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
e)
Financial Derivatives Instruments – Financial derivatives instruments, such as futures contracts, derive their value from the performance of underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivatives contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves,

293

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1. The Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts and qualifies as a “limited derivatives user.”
f)
Deposits with Broker – When trading derivatives instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At June 30, 2024, the Baird Strategic Municipal Bond Fund had $1,161 in cash and cash equivalents on deposit with the broker for futures contracts, which is presented on the Fund’s Statement of Assets and Liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker are made as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin may be shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.
g)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2023, or for any other tax years which are open for exam. As of December 31, 2023, open tax years include the tax years ended December 31, 2020 through 2023. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

294

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.
j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.
l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.
m)
New Regulatory and Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

295

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
3. Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:
Baird Ultra Short Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	205,606,909	$2,076,716,900	411,604,492	$4,137,514,663
Shares issued to shareholders in reinvestment of distributions	14,622,255	147,443,724	25,679,955	257,878,405
Shares redeemed	(180,216,973)	(1,820,097,307)	(378,180,104)	(3,802,264,321)
Net increase	40,012,191	$404,063,317	59,104,343	$593,128,747
Shares Outstanding:
Beginning of period	611,283,076		552,178,733
End of period	651,295,267		611,283,076

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,836,768	$18,610,032	5,174,768	$52,152,676
Shares issued to shareholders in reinvestment of distributions	168,072	1,699,781	336,594	3,389,108
Shares redeemed	(2,740,685)	(27,762,963)	(7,085,576)	(71,389,574)
Net decrease	(735,845)	$(7,453,150)	(1,574,214)	$(15,847,790)
Shares Outstanding:
Beginning of period	7,678,498		9,252,712
End of period	6,942,653		7,678,498
Total net increase		$396,610,167		$577,280,957

Baird Short-Term Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	231,460,402	$2,173,356,557	330,854,385	$3,071,363,063
Shares issued to shareholders in reinvestment of distributions	19,617,004	183,761,958	30,856,142	286,023,809
Shares redeemed	(154,648,713)	(1,452,478,633)	(318,221,945)	(2,951,966,458)
Net increase	96,428,693	$904,639,882	43,488,582	$405,420,414
Shares Outstanding:
Beginning of period	992,156,239		948,667,657
End of period	1,088,584,932		992,156,239

296

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,513,376	$23,595,398	6,287,883	$58,436,639
Shares issued to shareholders in reinvestment of distributions	275,315	2,578,579	586,410	5,433,593
Shares redeemed	(4,502,259)	(42,290,884)	(14,533,892)	(134,863,231)
Net decrease	(1,713,568)	$(16,116,907)	(7,659,599)	$(70,992,999)
Shares Outstanding:
Beginning of period	15,871,572		23,531,171
End of period	14,158,004		15,871,572
Total net increase		$888,522,975		$334,427,415

Baird Intermediate Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	225,364,180	$2,302,834,131	248,886,882	$2,522,306,938
Shares issued to shareholders in reinvestment of distributions	14,884,299	151,629,643	21,784,824	220,411,749
Shares redeemed	(83,828,636)	(855,722,910)	(164,777,475)	(1,666,076,797)
Net increase	156,419,843	$1,598,740,864	105,894,231	$1,076,641,890
Shares Outstanding:
Beginning of period	798,255,466		692,361,235
End of period	954,675,309		798,255,466

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,386,689	$36,372,956	6,542,336	$69,658,365
Shares issued to shareholders in reinvestment of distributions	152,207	1,632,611	198,951	2,115,493
Shares redeemed	(1,248,437)	(13,415,928)	(4,257,033)	(45,141,593)
Net increase	2,290,459	$24,589,639	2,484,254	$26,632,265
Shares Outstanding:
Beginning of period	8,087,725		5,603,471
End of period	10,378,184		8,087,725
Total net increase		$1,623,330,503		$1,103,274,155

297

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
Baird Aggregate Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	794,824,260	$7,690,827,706	1,413,254,416	$13,602,163,428
Shares issued to shareholders in reinvestment of distributions	75,946,550	731,369,205	128,410,230	1,233,825,075
Shares redeemed	(422,211,316)	(4,079,036,912)	(839,803,359)	(8,057,527,758)
Net increase	448,559,494	$4,343,159,999	701,861,287	$6,778,460,745
Shares Outstanding:
Beginning of period	4,253,624,133		3,551,762,846
End of period	4,702,183,627		4,253,624,133

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	21,280,196	$214,245,454	56,472,756	$568,679,084
Shares issued to shareholders in reinvestment of distributions	1,557,725	15,601,447	2,861,591	28,549,405
Shares redeemed	(19,493,689)	(195,658,135)	(32,836,243)	(326,493,313)
Net increase	3,344,232	$34,188,766	26,498,104	$270,735,176
Shares Outstanding:
Beginning of period	94,831,516		68,333,412
End of period	98,175,748		94,831,516
Total net increase		$4,377,348,765		$7,049,195,921

Baird Core Plus Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	487,369,994	$4,873,322,429	822,006,477	$8,133,324,614
Shares issued to shareholders in reinvestment of distributions	49,196,271	489,960,147	80,884,846	800,860,864
Shares redeemed	(244,821,646)	(2,445,893,322)	(427,183,368)	(4,225,561,007)
Net increase	291,744,619	$2,917,389,254	475,707,955	$4,708,624,471
Shares Outstanding:
Beginning of period	2,632,979,085		2,157,271,130
End of period	2,924,723,704		2,632,979,085

298

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	22,141,982	$231,863,496	30,724,067	$319,247,540
Shares issued to shareholders in reinvestment of distributions	1,842,564	19,264,749	3,269,372	33,944,914
Shares redeemed	(17,574,192)	(184,881,388)	(32,214,934)	(336,127,412)
Net increase	6,410,354	$66,246,857	1,778,505	$17,065,042
Shares Outstanding:
Beginning of period	102,881,214		101,102,709
End of period	109,291,568		102,881,214
Total net increase		$2,983,636,111		$4,725,689,513

Baird Short-Term Municipal Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	26,515,136	$263,425,026	68,282,496	$672,959,700
Shares issued to shareholders in reinvestment of distributions	1,827,506	18,109,989	3,243,634	31,921,381
Shares redeemed	(33,658,395)	(334,298,157)	(90,771,071)	(894,199,966)
Net decrease	(5,315,753)	$(52,763,142)	(19,244,941)	$(189,318,885)
Shares Outstanding:
Beginning of period	152,882,259		172,127,200
End of period	147,566,506		152,882,259

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	720,690	$7,147,096	3,869,099	$37,888,827
Shares issued to shareholders in reinvestment of distributions	104,667	1,035,517	153,990	1,513,149
Shares redeemed	(1,233,772)	(12,233,226)	(3,441,024)	(33,856,630)
Net increase (decrease)	(408,415)	$(4,050,613)	582,065	$5,545,346
Shares Outstanding:
Beginning of period	7,876,551		7,294,486
End of period	7,468,136		7,876,551
Total net decrease		$(56,813,755)		$(183,773,539)

299

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
Baird Strategic Municipal Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	39,137,078	$401,085,224	50,874,131(1)	$ 510,726,122(1)
Shares issued to shareholders in reinvestment of distributions	1,611,085	16,429,762	1,950,789	19,587,376
Shares redeemed	(13,008,560)	(133,109,052)	(14,418,667)	(144,596,339)
Net increase	27,739,603	$284,405,934	38,406,253	$385,717,159
Shares Outstanding:
Beginning of period	85,669,887		47,263,634
End of period	113,409,490		85,669,887

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,749,811	$38,357,880	3,386,481	$34,083,005
Shares issued to shareholders in reinvestment of distributions	81,916	835,032	47,070	473,380
Shares redeemed	(1,094,440)	(11,187,655)	(753,691)	(7,552,724)
Net increase	2,737,287	$28,005,257	2,679,860	$27,003,661
Shares Outstanding:
Beginning of period	3,750,107		1,070,247
End of period	6,487,394		3,750,107
Total net increase		$ 312,411,191		$ 412,720,820

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.
Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	12,304,798	$135,658,519	32,875,869	$359,047,920
Shares issued to shareholders in reinvestment of distributions	1,149,661	12,628,346	2,204,880	24,076,699
Shares redeemed	(17,384,054)	(191,703,868)	(39,462,525)	(430,517,693)
Net decrease	(3,929,595)	$(43,417,003)	(4,381,776)	$(47,393,074)
Shares Outstanding:
Beginning of period	94,494,175		98,875,951
End of period	90,564,580		94,494,175

300

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	960,576	$10,883,891	3,960,479	$44,513,923
Shares issued to shareholders in reinvestment of distributions	57,621	650,045	96,281	1,077,933
Shares redeemed	(555,187)	(6,286,012)	(2,317,293)	(25,738,178)
Net increase	463,010	$5,247,924	1,739,467	$19,853,678
Shares Outstanding:
Beginning of period	4,463,007		2,723,540
End of period	4,926,017		4,463,007
Total net decrease		$ (38,169,079)		$ (27,539,396)

Baird Core Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	77,619,432	$796,613,174	152,654,271	$1,542,643,151
Shares issued to shareholders in reinvestment of distributions	4,591,511	46,941,111	6,745,190	68,138,267
Shares redeemed	(32,884,630)	(337,164,196)	(117,282,423)	(1,181,349,071)
Net increase	49,326,313	$506,390,089	42,117,038	$429,432,347
Shares Outstanding:
Beginning of period	284,686,513		242,569,475
End of period	334,012,826		284,686,513

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,213,256	$12,459,572	1,907,974	$19,365,982
Shares issued to shareholders in reinvestment of distributions	63,257	646,419	108,419	1,095,003
Shares redeemed	(627,547)	(6,415,354)	(2,332,933)	(23,452,114)
Net increase (decrease)	648,966	$6,690,637	(316,540)	$(2,991,129)
Shares Outstanding:
Beginning of period	3,529,348		3,845,888
End of period	4,178,314		3,529,348
Total net increase		$ 513,080,726		$ 426,441,218

301

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
Baird Municipal Bond Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,031,868	$69,873,345	16,338,863	$ 159,295,064
Shares issued to shareholders in reinvestment of distributions	356,176	3,522,274	410,603	3,985,595
Shares redeemed	(2,286,328)	(22,649,459)	(4,475,144)	(43,392,250)
Net increase	5,101,716	$50,746,160	12,274,322	$119,888,409
Shares Outstanding:
Beginning of period	18,025,923		5,751,601
End of period	23,127,639		18,025,923

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	296,904	$2,958,105	441,906	$4,305,184
Shares issued to shareholders in reinvestment of distributions	9,398	92,863	7,883	76,660
Shares redeemed	(95,857)	(951,425)	(113,506)	(1,110,494)
Net increase	210,445	$2,099,543	336,283	$3,271,350
Shares Outstanding:
Beginning of period	755,327		419,044
End of period	965,772		755,327
Total net increase		$ 52,845,703		$ 123,159,759

Purchase In-Kind Transactions
During the year ended December 31, 2023, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2023
Fund	Effective Date	Value of Cash and Securities Received	Shares Sold
Baird Strategic Municipal Bond Fund - Institutional Class	November 28, 2023	$ 27,596,318	2,745,902

4. Investment Transactions and Income Tax Information
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$—	$—	$2,074,939,083	$1,607,325,010
Baird Short-Term Bond Fund	3,263,969,836	2,414,573,964	2,155,520,551	2,168,902,319
Baird Intermediate Bond Fund	2,783,442,478	1,941,040,065	1,098,710,770	385,986,334
Baird Aggregate Bond Fund	8,288,302,794	4,850,447,300	3,804,883,946	2,783,350,155
Baird Core Plus Bond Fund	5,106,369,082	3,362,632,656	3,425,043,389	2,170,331,315
Baird Short-Term Municipal Bond Fund	10,567,500	—	225,345,384	268,633,153

302

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Strategic Municipal Bond Fund	$—	$—	$511,723,250	$221,602,295
Baird Quality Intermediate Municipal Bond Fund	—	15,792,500	84,151,272	101,627,274
Baird Core Intermediate Municipal Bond Fund	89,677,930	94,761,133	816,688,712	313,801,351
Baird Municipal Bond Fund	—	—	110,918,198	52,338,423

As of December 31, 2023, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$6,360,227,137	$9,680,558,106	$8,572,393,037	$45,952,406,685	$29,739,056,785
Gross unrealized appreciation	23,022,716	72,254,615	81,352,758	492,707,347	309,308,377
Gross unrealized depreciation	(6,140,171)	(133,619,968)	(309,832,291)	(3,684,622,918)	(2,225,335,992)
Net unrealized appreciation (depreciation)	16,882,545	(61,365,353)	(228,479,533)	(3,191,915,571)	(1,916,027,615)
Undistributed ordinary income	239,592	3,514,837	20,366	872,169	2,013,359
Distributable earnings	239,592	3,514,837	20,366	872,169	2,013,359
Other accumulated losses	(25,097,782)	(361,663,545)	(319,176,081)	(1,306,082,245)	(744,391,339)
Total accumulated deficit	$(7,975,645)	$(419,514,061)	$(547,635,248)	$(4,497,125,647)	$(2,658,405,595)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
Cost of investments	$1,607,071,114	$897,384,344	$1,098,168,258	$2,937,256,519	$183,560,592
Gross unrealized appreciation	10,646,383	18,756,528	13,978,113	48,883,535	4,646,053
Gross unrealized depreciation	(23,276,726)	(7,415,427)	(20,120,561)	(41,007,002)	(887,548)
Net unrealized appreciation (depreciation)	(12,630,343)	11,341,101	(6,142,448)	7,876,533	3,758,505
Undistributed tax-exempt income	382,786	275,442	225,353	775,059	61,408
Distributable earnings	382,786	275,442	225,353	775,059	61,408
Other accumulated losses	(67,811,170)	(12,587,581)	(51,421,205)	(59,613,099)	(2,434,316)
Total distributable earnings (accumulated deficit)	$(80,058,727)	$(971,038)	$(57,338,300)	$(50,961,507)	$1,385,597

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

303

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no reclassifications made for the year ended December 31, 2023.
Distributions to Shareholders
Each Fund generally pays dividends from net investment income monthly and distributes net realized capital gains annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2024
Fund	Ordinary Income	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$156,480,095	$ —	$156,480,095
Baird Short-Term Bond Fund	201,238,919	—	201,238,919
Baird Intermediate Bond Fund	167,838,491	—	167,838,491
Baird Aggregate Bond Fund	822,983,301	—	822,983,301
Baird Core Plus Bond Fund	549,548,811	—	549,548,811
Baird Short-Term Municipal Bond Fund	—	23,892,261	23,892,261
Baird Strategic Municipal Bond Fund	—	19,545,564	19,545,564
Baird Quality Intermediate Municipal Bond Fund	—	14,737,400	14,737,400
Baird Core Intermediate Municipal Bond Fund	—	53,987,689	53,987,689
Baird Municipal Bond Fund	—	4,047,027	4,047,027

For the six months ended June 30, 2024, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the year. The actual characterization of the distributions made during the year is not determined until after the end of the fiscal year.

	Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$276,577,485	$ —	$—	$276,577,485
Baird Short-Term Bond Fund	318,899,445	—	—	318,899,445
Baird Intermediate Bond Fund	247,720,713	—	—	247,720,713
Baird Aggregate Bond Fund	1,392,467,309	—	—	1,392,467,309
Baird Core Plus Bond Fund	899,271,722	—	—	899,271,722
Baird Short-Term Municipal Bond Fund	841,861	—	44,007,696	44,849,557
Baird Strategic Municipal Bond Fund	1,311,518	—	20,318,003	21,629,521
Baird Quality Intermediate Municipal Bond Fund	991,053	—	27,263,564	28,254,617
Baird Core Intermediate Municipal Bond Fund	2,659,346	—	78,393,187	81,052,533
Baird Municipal Bond Fund	200,414	—	4,495,896	4,696,310

The Funds in the table above designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2023. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
At December 31, 2023, no Funds deferred, on a tax basis, qualified late year losses.

304

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
At December 31, 2023, accumulated capital loss carryovers, if any, were as follows:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$21,891,113	$3,206,669	Indefinitely	Indefinitely
Baird Short-Term Bond Fund	206,456,436	155,207,109	Indefinitely	Indefinitely
Baird Intermediate Bond Fund	81,267,152	237,908,929	Indefinitely	Indefinitely
Baird Aggregate Bond Fund	478,023,983	828,058,262	Indefinitely	Indefinitely
Baird Core Plus Bond Fund	233,972,544	510,418,795	Indefinitely	Indefinitely
Baird Short-Term Municipal Bond Fund	26,600,206	41,210,964	Indefinitely	Indefinitely
Baird Strategic Municipal Bond Fund	6,056,849	6,530,732	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	11,715,979	39,705,227	Indefinitely	Indefinitely
Baird Core Intermediate Municipal Bond Fund	22,841,438	36,771,661	Indefinitely	Indefinitely
Baird Municipal Bond Fund	883,596	1,550,720	Indefinitely	Indefinitely

During the year ended December 31, 2023, the Baird Strategic Municipal Bond Fund utilized $715,629 of capital loss carryover.
5. Investment Advisory, Other Agreements and Related Party Transactions
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for each Fund as applied to the respective Fund’s average daily net assets. Certain officers and employees of the Advisor are also officers of the Funds.
For the Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2025. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.
For the six months ended June 30, 2024, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$4,667,791

These fees are not subject to recoupment by the Advisor.
The Funds have entered into an Administration Agreement with Baird. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and other excluded expenses, such as borrowing costs and extraordinary or non-recurring expenses. Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each Fund as applied to the respective Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2024, for the Funds.
The Funds may use related party broker-dealers. For the six months ended June 30, 2024, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

305

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the six months ended June 30, 2024, the Funds purchased the following amounts of such securities:

Fund	Purchases
Baird Short-Term Municipal Bond Fund	$2,000,000
Baird Core Intermediate Municipal Bond Fund	6,190,000

6. Line of Credit and Other Interest Charges
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,000,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of six months ended June 30, 2024, the Prime Rate was 8.50%. The LOC matures on May 19, 2025, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
No borrowings occurred during the six months ended June 30, 2024, nor were any other borrowings outstanding under the LOC as of June 30, 2024.
7. Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.
For the six months ended June 30, 2024, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$90,007
Baird Short-Term Bond Fund	173,901
Baird Intermediate Bond Fund	125,135
Baird Aggregate Bond Fund	1,194,830
Baird Core Plus Bond Fund	1,427,808
Baird Short-Term Municipal Bond Fund	95,264
Baird Strategic Municipal Bond Fund	66,900
Baird Quality Intermediate Municipal Bond Fund	66,510
Baird Core Intermediate Municipal Bond Fund	51,688
Baird Municipal Bond Fund	11,447

8. Other Derivatives Information
As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.
The Baird Strategic Municipal Bond Fund had no outstanding futures contracts at June 30, 2024.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held

306

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.
The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2024 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's Statement of Operations.

	Gain from Trading
Fund and Type of Derivatives Instrument	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts Interest rate	$120,778	$316,150
Total U.S. Treasury futures contracts	$120,778	$316,150

The average monthly notional amount is shown as an indicator of volume. The Funds calculate notional value for futures contracts as the number of open contracts multiplied by contract size multiplied by the price of the underlying security or asset. The average monthly notional amounts during the six months ended June 30, 2024 were:

Average Notional Amount
	Purchase Contracts	Sale Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$ —	$ 3,143,504

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2024. There were no subsequent events since June 30, 2024, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

307

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

308

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
A special meeting of shareholders of Baird Funds, Inc. (the “Company”) was held on April 4, 2024. At the special meeting, shareholders voted on a proposal to elect five directors to serve on the Board of Directors of the Company. Further details regarding the proposal and the special meeting are contained in a definitive proxy statement filed with the Securities and Exchange Commission on February 7, 2024.
At the special meeting, the following action was taken:
The following individuals were elected to serve on the Board of Directors by the shareholders of the Funds, voting together in the aggregate:

NAME OF DIRECTOR	FOR	WITHHOLD
Darren R. Jackson	6,171,540,543.793	123,948,245.995
Leonard R. (Randy) Johnson	6,273,130,858.572	22,357,931.216
David J. Lubar	6,170,596,757.787	124,892,032.001
Cory L. Nettles	5,943,884,523.663	351,604,266.125
Marlyn J. Spear	6,170,833,180.312	124,655,609.476

Mr. Jackson, Mr. Lubar, Mr. Nettles and Ms. Spear were each continuing incumbent directors. Mr. Johnson was elected as a new member of the Board of Directors effective May 1, 2024. There were no abstentions or broker non-votes.

309

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
(Unaudited)
Pursuant to an Administration Agreement discussed in the Funds’ Statement of Additional Information, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds. Therefore, a separate line item for “Director fees” is not included in the Funds’ Statements of Operations.

310

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Not applicable for the period covered by this report.

311

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Core Financial Statements and Other Information
Baird Funds
June 30, 2024 (Unaudited)

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Baird Mid Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 2.0%
HEICO Corp.	197,695	$ 44,206,579
Automobile Components - 0.9%
Aptiv PLC(a)	278,791	19,632,462
Building Products - 2.9%
Lennox International, Inc.	48,809	26,111,839
Trex Co., Inc.(a)	514,259	38,116,877
		64,228,716
Capital Markets - 4.5%
MarketAxess Holdings, Inc.	113,257	22,711,426
MSCI, Inc.	92,132	44,384,591
Raymond James Financial, Inc.	275,764	34,087,188
		101,183,205
Commercial Services & Supplies - 2.3%
Copart, Inc.(a)	965,648	52,299,496
Consumer Staples Distribution & Retail - 3.1%
BJ’s Wholesale Club Holdings, Inc.(a)	433,164	38,049,126
Dollar Tree, Inc.(a)	299,601	31,988,399
		70,037,525
Distributors - 1.3%
Pool Corp.	92,699	28,489,184
Electrical Equipment - 1.0%
Vertiv Holdings Co. - Class A	255,522	22,120,540
Electronic Equipment, Instruments & Components - 4.0%
CDW Corp./DE	249,468	55,840,918
Zebra Technologies Corp. - Class A(a)	110,608	34,170,129
		90,011,047
Financial Services - 3.3%
Jack Henry & Associates, Inc.	216,046	35,867,957
Shift4 Payments, Inc. - Class A(a)	503,602	36,939,207
		72,807,164
Food Products - 1.7%
Lamb Weston Holdings, Inc.	460,343	38,705,639
Health Care Equipment & Supplies - 9.8%
Dexcom, Inc.(a)	566,095	64,183,850
IDEXX Laboratories, Inc.(a)	112,563	54,840,694
Insulet Corp.(a)	204,190	41,205,542
Penumbra, Inc.(a)	180,858	32,549,014
ResMed, Inc.	123,347	23,611,083
		216,390,183
Health Care Technology - 2.0%
Veeva Systems, Inc. - Class A(a)	247,198	45,239,706

	Shares	Value
Hotels, Restaurants & Leisure - 4.2%
Churchill Downs, Inc.	305,277	$ 42,616,669
Dutch Bros, Inc. - Class A(a)	694,235	28,741,329
Texas Roadhouse, Inc.	133,562	22,933,931
		94,291,929
Household Durables - 1.2%
DR Horton, Inc.	191,578	26,999,088
Insurance - 1.8%
Kinsale Capital Group, Inc.	104,365	40,209,747
IT Services - 2.9%
EPAM Systems, Inc.(a)	144,976	27,271,435
Globant SA(a)	207,091	36,916,042
		64,187,477
Life Sciences Tools & Services - 4.9%
Bio-Techne Corp.	305,340	21,877,611
ICON PLC(a)	178,588	55,981,980
Repligen Corp.(a)	256,278	32,306,405
		110,165,996
Machinery - 5.5%
Graco, Inc.	492,819	39,070,690
IDEX Corp.	199,965	40,232,958
Ingersoll Rand, Inc.	473,585	43,020,462
		122,324,110
Oil, Gas & Consumable Fuels - 2.4%
Diamondback Energy, Inc.	267,377	53,526,202
Professional Services - 4.2%
Broadridge Financial Solutions, Inc.	250,098	49,269,306
Equifax, Inc.	185,209	44,905,774
		94,175,080
Real Estate Management & Development - 2.0%
CoStar Group, Inc.(a)	608,283	45,098,102
Semiconductors & Semiconductor Equipment - 5.9%
Lattice Semiconductor Corp.(a)	485,756	28,168,990
Microchip Technology, Inc.	249,972	22,872,438
Monolithic Power Systems, Inc.	69,871	57,411,603
Onto Innovation, Inc.(a)	95,663	21,003,768
		129,456,799
Software - 12.3%
ANSYS, Inc.(a)	127,761	41,075,162
Appfolio, Inc. - Class A(a)	105,248	25,740,503
Bentley Systems, Inc. - Class B	588,040	29,025,654
Descartes Systems Group, Inc.(a)	291,403	28,219,467
Dynatrace, Inc.(a)	484,810	21,690,399
Manhattan Associates, Inc.(a)	96,167	23,722,476
PTC, Inc.(a)	264,792	48,104,763
Tyler Technologies, Inc.(a)	108,401	54,501,854
		272,080,278

The accompanying notes are an integral part of these financial statements.

1

Baird Mid Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
Specialty Retail - 5.2%
Burlington Stores, Inc.(a)	211,695	$50,806,799
Five Below, Inc.(a)	219,703	23,941,036
Floor & Decor Holdings, Inc. - Class A(a)	411,155	40,872,919
		115,620,754
Trading Companies & Distributors - 5.6%
Fastenal Co.	684,145	42,991,672
Ferguson PLC	188,614	36,525,101
Watsco, Inc.	100,960	46,768,710
		126,285,483
TOTAL COMMON STOCKS (Cost $1,609,442,827)		2,159,772,491
SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund - Class U, 5.25%(b)	66,738,763	66,738,763
TOTAL SHORT-TERM INVESTMENTS
(Cost $66,738,763)		66,738,763
TOTAL INVESTMENTS - 99.9% (Cost $1,676,181,590)		$2,226,511,254
Other Assets in Excess of Liabilities - 0.1%		3,143,705
TOTAL NET ASSETS - 100.0%		$2,229,654,959

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Baird Mid Cap Growth Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,159,772,491	$ —	$ —	$2,159,772,491
Money Market Funds	66,738,763	—	—	66,738,763
Total Investments	$2,226,511,254	$—	$—	$2,226,511,254

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

3

Baird Small/Mid Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	54,948	$ 5,220,060
Automobile Components - 0.7%
XPEL, Inc.(a)	33,282	1,183,508
Beverages - 1.6%
Vita Coco Co., Inc.(a)	94,264	2,625,252
Biotechnology - 1.5%
Neurocrine Biosciences, Inc.(a)	18,438	2,538,359
Building Products - 6.2%
AAON, Inc.	27,724	2,418,642
Lennox International, Inc.	4,548	2,433,089
Simpson Manufacturing Co., Inc.	12,346	2,080,671
Trex Co., Inc.(a)	45,002	3,335,548
		10,267,950
Capital Markets - 1.4%
FactSet Research Systems, Inc.	5,464	2,230,787
Construction & Engineering - 1.8%
WillScot Mobile Mini Holdings Corp.(a)	78,971	2,972,468
Consumer Staples Distribution & Retail - 1.6%
BJ’s Wholesale Club Holdings, Inc.(a)	30,789	2,704,506
Distributors - 2.0%
Pool Corp.	10,667	3,278,289
Electronic Equipment, Instruments & Components - 2.5%
Littelfuse, Inc.	9,393	2,400,757
Zebra Technologies Corp. - Class A(a)	5,323	1,644,434
		4,045,191
Energy Equipment & Services - 1.4%
ChampionX Corp.	70,787	2,350,836
Financial Services - 4.0%
Jack Henry & Associates, Inc.	14,771	2,452,281
Shift4 Payments, Inc. - Class A(a)	55,961	4,104,740
		6,557,021
Food Products - 2.6%
Lamb Weston Holdings, Inc.	29,825	2,507,686
Simply Good Foods Co.(a)	47,427	1,713,538
		4,221,224
Health Care Equipment & Supplies - 10.7%
Glaukos Corp.(a)	29,874	3,535,588
Inspire Medical Systems, Inc.(a)	14,624	1,957,130
Insulet Corp.(a)	19,480	3,931,064
iRhythm Technologies, Inc.(a)	24,257	2,611,023
Penumbra, Inc.(a)	11,143	2,005,406
PROCEPT BioRobotics Corp.(a)	27,403	1,674,049

	Shares	Value
RxSight, Inc.(a)	29,450	$ 1,772,007
		17,486,267
Hotels, Restaurants & Leisure - 5.1%
Churchill Downs, Inc.	24,202	3,378,599
Dutch Bros, Inc. - Class A(a)	58,865	2,437,011
Texas Roadhouse, Inc.	14,596	2,506,279
		8,321,889
Household Durables - 1.0%
LGI Homes, Inc.(a)	19,302	1,727,336
Insurance - 2.3%
Kinsale Capital Group, Inc.	9,970	3,841,242
IT Services - 1.0%
Globant SA(a)	9,442	1,683,131
Life Sciences Tools & Services - 4.1%
Bio-Techne Corp.	34,350	2,461,178
Medpace Holdings, Inc.(a)	6,170	2,541,114
Repligen Corp.(a)	14,532	1,831,904
		6,834,196
Machinery - 5.8%
Federal Signal Corp.	19,769	1,654,072
IDEX Corp.	17,909	3,603,291
Kadant, Inc.	14,620	4,295,064
		9,552,427
Oil, Gas & Consumable Fuels - 2.3%
Matador Resources Co.	62,223	3,708,491
Pharmaceuticals - 2.1%
Intra-Cellular Therapies, Inc.(a)	21,814	1,494,041
Tarsus Pharmaceuticals, Inc.(a)	74,526	2,025,617
		3,519,658
Professional Services - 2.4%
CACI International, Inc. - Class A(a)	5,261	2,262,913
ExlService Holdings, Inc.(a)	55,746	1,748,195
		4,011,108
Semiconductors & Semiconductor Equipment - 4.7%
Lattice Semiconductor Corp.(a)	40,858	2,369,355
Onto Innovation, Inc.(a)	13,003	2,854,939
SiTime Corp.(a)	20,266	2,520,685
		7,744,979
Software - 17.7%
Appfolio, Inc. - Class A(a)	6,790	1,660,630
Bentley Systems, Inc. - Class B	53,781	2,654,630
Clearwater Analytics Holdings, Inc. - Class A(a)	174,261	3,227,314
Descartes Systems Group, Inc.(a)	46,260	4,479,818
Dynatrace, Inc.(a)	35,166	1,573,327
Manhattan Associates, Inc.(a)	11,389	2,809,439
Monday.com Ltd.(a)	9,375	2,257,125
Procore Technologies, Inc.(a)	30,415	2,016,819
SPS Commerce, Inc.(a)	11,739	2,208,810

The accompanying notes are an integral part of these financial statements.

4

Baird Small/Mid Cap Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Tyler Technologies, Inc.(a)	8,423	$ 4,234,917
Vertex, Inc. - Class A(a)	53,186	1,917,355
		29,040,184
Specialized REITs - 1.6%
National Storage Affiliates Trust	64,310	2,650,858
Specialty Retail - 4.5%
Boot Barn Holdings, Inc.(a)	21,769	2,806,677
Five Below, Inc.(a)	17,147	1,868,509
Floor & Decor Holdings, Inc. - Class A(a)	28,303	2,813,601
		7,488,787
Trading Companies & Distributors - 2.4%
Watsco, Inc.	8,559	3,964,871
TOTAL COMMON STOCKS
(Cost $147,708,650)		161,770,875
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class U, 5.25%(b)	2,994,460	2,994,460
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,994,460)		2,994,460
TOTAL INVESTMENTS - 100.0%
(Cost $150,703,110)		$164,765,335
Liabilities in Excess of Other Assets – (0.0)%(c)		(52,538)
TOTAL NET ASSETS - 100.0%		$164,712,797

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$161,770,875	$ —	$ —	$ 161,770,875
Money Market Funds	2,994,460	—	—	2,994,460
Total Investments	$ 164,765,335	$—	$—	$ 164,765,335

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

6

Baird Equity Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 6.5%
Cadre Holdings, Inc.	106,906	$ 3,588,261
Huntington Ingalls Industries, Inc.	2,483	611,637
		4,199,898
Building Products - 2.1%
Hayward Holdings, Inc.(a)	109,982	1,352,779
Communications Equipment - 2.9%
Infinera Corp.(a)	305,685	1,861,622
Construction & Engineering - 9.4%
Fluor Corp.(a)	78,806	3,432,002
Valmont Industries, Inc.	9,396	2,578,732
		6,010,734
Consumer Staples Distribution & Retail - 5.5%
Chefs’ Warehouse, Inc.(a)	90,521	3,540,276
Diversified Consumer Services - 3.2%
Mister Car Wash, Inc.(a)	285,901	2,035,615
Diversified Telecommunication Services - 1.4%
Globalstar, Inc.(a)	795,937	891,449
Electrical Equipment - 1.8%
Generac Holdings, Inc.(a)	6,095	805,881
nVent Electric PLC	4,079	312,492
		1,118,373
Energy Equipment & Services - 5.0%
Oceaneering International, Inc.(a)	75,456	1,785,289
Patterson-UTI Energy, Inc.	139,777	1,448,090
		3,233,379
Entertainment - 4.3%
Madison Square Garden Sports Corp.(a)	14,619	2,750,272
Financial Services - 5.8%
AvidXchange Holdings, Inc.(a)	213,639	2,576,487
Toast, Inc. - Class A(a)	44,351	1,142,925
		3,719,412
Health Care Equipment & Supplies - 4.5%
Merit Medical Systems, Inc.(a)	33,563	2,884,740
Health Care Providers & Services - 7.2%
HealthEquity, Inc.(a)	24,838	2,141,036
NeoGenomics, Inc.(a)(b)	177,070	2,455,961
		4,596,997
Health Care Technology - 1.8%
Phreesia, Inc.(a)	55,772	1,182,366
Hotels, Restaurants & Leisure - 7.4%
Norwegian Cruise Line Holdings Ltd.(a)	67,230	1,263,252
Sportradar Group AG - Class A(a)	313,266	3,502,314
		4,765,566

	Shares	Value
Interactive Media & Services - 2.6%
ZoomInfo Technologies, Inc.(a)	130,933	$ 1,672,014
Leisure Products - 4.0%
Clarus Corp.	201,155	1,353,773
Vista Outdoor, Inc.(a)(c)	31,364	1,180,855
		2,534,628
Machinery - 0.2%
RBC Bearings, Inc.(a)	587	157,845
Semiconductors & Semiconductor Equipment - 6.3%
Astera Labs, Inc.(a)	8,462	512,036
Universal Display Corp.	16,723	3,516,010
		4,028,046
Software - 17.3%
BILL Holdings, Inc.(a)	40,462	2,129,110
Blackbaud, Inc.(a)	18,192	1,385,685
Clear Secure, Inc. - Class A	120,603	2,256,482
Envestnet, Inc.(a)	47,245	2,957,064
Gitlab, Inc. - Class A(a)	9,668	480,693
NCR Voyix Corp.(a)	127,449	1,573,995
RingCentral, Inc. - Class A(a)	11,684	329,489
		11,112,518
TOTAL COMMON STOCKS (Cost $56,903,481)		63,648,529

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.5%(d)(e)
Call Options - 0.5%
Global Payments, Inc., Expiration: 08/16/2024; Exercise Price: $105.00(c)	183,730	19	3,895
Infinera Corp., Expiration: 07/19/2024; Exercise Price: $7.00	143,724	236	1,180
VF Corp., Expiration: 11/15/2024; Exercise Price: $20.00	502,200	372	11,904
Vista Outdoor, Inc., Expiration: 09/20/2024; Exercise Price: $32.50(c)	1,716,840	456	266,760
Visteon Corp., Expiration: 08/16/2024; Exercise Price: $110.00	170,720	16	6,420
Total Call Options			290,159
TOTAL PURCHASED OPTIONS
(Cost $131,168)			290,159

The accompanying notes are an integral part of these financial statements.

7

Baird Equity Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class U, 5.25%(f)	329,049	$329,049
TOTAL SHORT-TERM INVESTMENTS
(Cost $329,049)		329,049
TOTAL INVESTMENTS - 100.2% (Cost $57,363,698)		$64,267,737
Liabilities in Excess of Other Assets - (0.2)%		(109,603)
TOTAL NET ASSETS - 100.0%		$64,158,134

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $2,219,200.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

8

Baird Equity Opportunity Fund
Schedule of Written Options
as of June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - 0.0%(a)(b)(c)
Call Options - 0.0% (b)
Vista Outdoor, Inc., Expiration: 09/20/2024; Exercise Price: $40.00	$ (553,455)	(147)	$ (22,785)
Put Options - 0.0%(b)
Global Payments, Inc., Expiration: 08/16/2024; Exercise Price: $80.00	(483,500)	(50)	(3,125)
TOTAL WRITTEN OPTIONS
(Premiums received $13,148)			$(25,910)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

9

Baird Equity Opportunity Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$63,648,529	$ —	$ —	$63,648,529
Purchased Options	23,399	266,760	—	290,159
Money Market Funds	329,049	—	—	329,049
Total Investments	$64,000,977	$266,760	$—	$64,267,737
Liabilities:
Investments:
Written Options	—	(25,910)	—	(25,910)
Total Investments	$—	$(25,910)	$—	$(25,910)

Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

10

Baird Chautauqua International Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Canada - 8.1%
Insurance - 3.1%
Fairfax Financial Holdings Ltd.	25,568	$ 29,086,836
Software - 5.0%
Constellation Software, Inc.	16,517	47,591,851
Total Canada		76,678,687
China - 11.0%
Biotechnology - 2.6%
BeiGene Ltd. - ADR(a)	168,814	24,084,693
Broadline Retail - 5.6%
Alibaba Group Holding Ltd. - ADR	225,584	16,242,048
Prosus NV	1,041,445	37,032,226
		53,274,274
Life Sciences Tools & Services - 0.4%
Wuxi Biologics Cayman, Inc.(a)(b)	2,796,348	4,115,340
Real Estate Management & Development - 2.4%
KE Holdings, Inc. - ADR	1,560,111	22,075,571
Total China		103,549,878
Denmark - 10.7%
Biotechnology - 2.7%
Genmab AS(a)	100,778	25,254,308
Health Care Equipment & Supplies - 3.1%
Coloplast AS - Class B	242,775	29,184,758
Pharmaceuticals - 4.9%
Novo Nordisk AS - ADR	323,614	46,192,662
Total Denmark		100,631,728
France - 4.5%
Aerospace & Defense - 3.3%
Safran SA	147,818	31,153,901
Textiles, Apparel & Luxury Goods - 1.2%
Kering SA	32,032	11,651,484
Total France		42,805,385
Hong Kong - 1.2%
Capital Markets - 1.2%
Hong Kong Exchanges & Clearing Ltd.	355,526	11,377,953
India - 9.0%
Banks - 4.4%
HDFC Bank Ltd. - ADR	642,568	41,336,399
IT Services - 4.6%
Tata Consultancy Services Ltd.	935,555	43,702,829
Total India		85,039,228

	Shares	Value
Indonesia - 3.3%
Banks - 3.3%
Bank Rakyat Indonesia Persero Tbk PT	111,581,185	$ 31,286,977
Japan - 14.2%
Automobiles - 3.4%
Suzuki Motor Corp.	2,800,790	32,334,043
Electronic Equipment, Instruments & Components - 3.9%
Keyence Corp.	81,189	35,534,658
Machinery - 2.8%
FANUC Corp.	971,901	26,681,335
Professional Services - 4.1%
Recruit Holdings Co. Ltd.	707,770	38,083,102
Total Japan		132,633,138
Netherlands - 8.5%
Financial Services - 3.5%
Adyen NV(a)(b)	27,860	33,088,663
Semiconductors & Semiconductor Equipment - 5.0%
ASML Holding NV	45,888	46,931,034
Total Netherlands		80,019,697
Singapore - 6.6%
Banks - 3.2%
DBS Group Holdings Ltd.	1,134,074	29,870,152
Entertainment - 3.4%
Sea Ltd. - ADR(a)	454,095	32,431,465
Total Singapore		62,301,617
Switzerland - 2.2%
Software - 2.2%
Temenos AG	301,870	20,802,210
Taiwan, Province of China - 5.5%
Semiconductors & Semiconductor Equipment - 5.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	298,634	51,905,575
United States - 12.3%
Automobile Components - 1.3%
Aptiv PLC(a)	177,892	12,527,155
Commercial Services & Supplies - 5.1%
Waste Connections, Inc.	271,835	47,668,986
Independent Power and Renewable Electricity Producers - 2.7%
Brookfield Renewable Corp. - Class A	913,073	25,913,012

The accompanying notes are an integral part of these financial statements.

11

Baird Chautauqua International Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 3.2%
Atlassian Corp. - Class A(a)	173,064	$ 30,611,560
Total United States		116,720,713
TOTAL COMMON STOCKS
(Cost $744,241,059)		915,752,786
	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	14,550	0
TOTAL WARRANTS
(Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class U, 5.25%(e)	26,924,792	26,924,792
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,924,792)		26,924,792
TOTAL INVESTMENTS - 100.0%
(Cost $771,165,851)		$942,677,578
Other Assets in Excess of Liabilities - 0.0%(c)		248,456
TOTAL NET ASSETS - 100.0%		$942,926,034

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $37,204,003 or 3.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

Baird Chautauqua International Growth Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$474,598,847	$441,153,939	$ —	$915,752,786
Warrants	—	—	0(a)	0(a)
Money Market Funds	26,924,792	—	—	26,924,792
Total Investments	$501,523,639	$441,153,939	$0(a)	$ 942,677,578

(a)	Amount is less than $0.50.
Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

13

Baird Chautauqua Global Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Canada - 5.9%
Insurance - 2.1%
Fairfax Financial Holdings Ltd.	6,817	$7,755,200
Software - 3.8%
Constellation Software, Inc.	4,864	14,015,062
Total Canada		21,770,262
China - 6.3%
Biotechnology - 1.5%
BeiGene Ltd. - ADR(a)	37,833	5,397,634
Broadline Retail - 2.9%
Alibaba Group Holding Ltd. - ADR	40,819	2,938,968
Prosus NV	211,981	7,537,727
		10,476,695
Life Sciences Tools & Services - 0.3%
Wuxi Biologics Cayman, Inc.(a)(b)	701,658	1,032,619
Real Estate Management & Development - 1.6%
KE Holdings, Inc. - ADR	407,908	5,771,898
Total China		22,678,846
Denmark - 8.1%
Biotechnology - 1.9%
Genmab AS(a)	27,909	6,993,813
Health Care Equipment & Supplies - 2.0%
Coloplast AS - Class B	61,153	7,351,397
Pharmaceuticals - 4.2%
Novo Nordisk AS - ADR	107,223	15,305,011
Total Denmark		29,650,221
France - 3.3%
Aerospace & Defense - 2.3%
Safran SA	40,021	8,434,766
Textiles, Apparel & Luxury Goods - 1.0%
Kering SA	10,262	3,732,752
Total France		12,167,518
Hong Kong - 0.9%
Capital Markets - 0.9%
Hong Kong Exchanges & Clearing Ltd.	101,605	3,251,680
India - 5.4%
Banks - 2.6%
HDFC Bank Ltd. - ADR	148,994	9,584,784
IT Services - 2.8%
Tata Consultancy Services Ltd.	216,239	10,101,230
Total India		19,686,014

	Shares	Value
Indonesia - 2.2%
Banks - 2.2%
Bank Rakyat Indonesia Persero Tbk PT	27,966,792	$ 7,841,792
Japan - 8.9%
Automobiles - 2.2%
Suzuki Motor Corp.	693,903	8,010,843
Electronic Equipment, Instruments & Components - 2.1%
Keyence Corp.	17,884	7,827,437
Machinery - 1.9%
FANUC Corp.	248,161	6,812,697
Professional Services - 2.7%
Recruit Holdings Co. Ltd.	185,061	9,957,609
Total Japan		32,608,586
Netherlands - 6.4%
Financial Services - 2.4%
Adyen NV(a)(b)	7,436	8,831,561
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding NV	14,190	14,512,539
Total Netherlands		23,344,100
Singapore - 4.0%
Banks - 1.9%
DBS Group Holdings Ltd.	269,793	7,106,025
Entertainment - 2.1%
Sea Ltd. - ADR(a)	108,431	7,744,142
Total Singapore		14,850,167
Switzerland - 1.0%
Software - 1.0%
Temenos AG	50,971	3,512,470
Taiwan, Province of China - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	89,643	15,580,849
United States - 41.2%(c)
Automobile Components - 0.8%
Aptiv PLC(a)	42,532	2,995,103
Biotechnology - 5.6%
GRAIL, Inc.(a)	3,837	58,980
Incyte Corp.(a)	117,882	7,146,007
Regeneron Pharmaceuticals, Inc.(a)	12,753	13,403,785
		20,608,772
Broadline Retail - 3.4%
Amazon.com, Inc.(a)	65,130	12,586,373
Capital Markets - 2.5%
Charles Schwab Corp.	126,526	9,323,701

The accompanying notes are an integral part of these financial statements.

14

Baird Chautauqua Global Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services & Supplies - 3.5%
Waste Connections, Inc.	72,916	$ 12,786,550
Financial Services - 4.0%
Mastercard, Inc. - Class A	33,308	14,694,157
Independent Power and Renewable Electricity Producers - 1.8%
Brookfield Renewable Corp. - Class A	230,523	6,542,243
Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A	89,681	16,335,394
Life Sciences Tools & Services - 0.7%
Illumina, Inc.(a)	23,024	2,403,245
Semiconductors & Semiconductor Equipment - 9.5%
Micron Technology, Inc.	82,382	10,835,704
NVIDIA Corp.	152,250	18,808,966
Universal Display Corp.	22,159	4,658,930
		34,303,600
Software - 1.8%
Atlassian Corp. - Class A(a)	37,782	6,682,880
Specialty Retail - 3.1%
TJX Cos., Inc.	103,080	11,349,108
Total United States		150,611,126
TOTAL COMMON STOCKS
(Cost $273,765,650)		357,553,631
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	5,137	0
TOTAL WARRANTS
(Cost $0)		0

	Shares	Value
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class U, 5.25%(f)	7,805,776	$ 7,805,776
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,805,776)		7,805,776
TOTAL INVESTMENTS - 99.9%
(Cost $281,571,426)		$365,359,407
Other Assets in Excess of Liabilities - 0.1%		302,413
TOTAL NET ASSETS - 100.0%		$365,661,820

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $9,864,180 or 2.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

Baird Chautauqua Global Growth Fund
Summary of Fair Value Exposure
at June 30, 2024 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –
Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –
Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$249,217,212	$108,336,419	$ —	$357,553,631
Warrants	—	—	0(a)	0(a)
Money Market Funds	7,805,776	—	—	7,805,776
Total Investments	$257,022,988	$108,336,419	$0(a)	$365,359,407

(a)	Amount is less than $0.50.
Refer to the Schedule of Investments for additional information.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

16

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
ASSETS:
Investments, at value (cost $1,676,181,590, $150,703,110, and $57,363,698, respectively)	$2,226,511,254	$ 164,765,335	$ 64,267,737
Dividends receivable	499,346	5,230	5,638
Interest receivable	336,097	31,034	1,137
Receivable for investments sold	52,670,197	—	156,078
Receivable for Fund shares sold	1,379,848	49,527	—
Prepaid expenses and other assets	93,201	37,418	44,814
Total assets	2,281,489,943	164,888,544	64,475,404
LIABILITIES:
Written option contracts, at value (premiums received $0, $0, and $13,148, respectively)	—	—	25,910
Payable for investments purchased	45,218,435	—	207,351
Payable for Fund shares redeemed	4,964,211	46,708	4,609
Payable to Advisor, net (Note 5)	1,398,456	90,705	40,188
Payable to Directors	14,833	14,833	14,833
Accrued fund accounting and administration fees	28,301	8,907	8,778
Accrued shareholder servicing fees	130,686	5,336	5,281
Accrued professional fees	7,533	7,533	8,031
Accrued custody fees	3,471	940	1,521
Accrued interest expense (Note 6)	—	—	13
Accrued Rule 12b-1 fees (Note 7)	60,142	785	468
Accrued expenses and other liabilities	8,916	—	287
Total liabilities	51,834,984	175,747	317,270
NET ASSETS	$2,229,654,959	$164,712,797	$64,158,134
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,632,290,605	$177,060,895	$58,608,902
Total distributable earnings (accumulated deficit)	597,364,354	(12,348,098)	5,549,232
NET ASSETS	$2,229,654,959	$164,712,797	$64,158,134
INSTITUTIONAL CLASS SHARES
Net Assets	$ 2,092,997,292	$164,192,509	$64,155,488
Shares outstanding ($0.01 par value, unlimited shares authorized)	88,892,860	10,685,968	4,672,372
Net asset value, offering and redemption price per share	$23.55	$15.37	$13.73
INVESTOR CLASS SHARES
Net Assets	$136,657,667	$520,288	$2,646
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,396,164	34,448	194
Net asset value, offering and redemption price per share	$21.37	$15.10	$13.62

The accompanying notes are an integral part of these financial statements.

17

Statements of Assets and Liabilities
June 30, 2024 (Unaudited) (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
ASSETS:
Investments, at value (cost $771,165,851 and $281,571,426, respectively)	$ 942,677,578	$ 365,359,407
Foreign currency, at value (cost $2,448,120 and $388,988, respectively)	2,413,182	384,588
Dividends receivable	1,393,216	355,960
Interest receivable	102,070	37,353
Receivable for Fund shares sold	1,055,308	26,198
Prepaid expenses and other assets	80,340	37,030
Total assets	947,721,694	366,200,536
LIABILITIES:
Payable for Fund shares redeemed	3,316,404	11,820
Payable to Advisor, net (Note 5)	549,034	207,804
Payable to Directors	14,966	14,833
Accrued fund accounting and administration fees	14,934	11,459
Accrued shareholder servicing fees	34,693	11,867
Accrued professional fees	8,578	8,578
Accrued custody fees	20,321	9,257
Accrued Rule 12b-1 fees (Note 7)	9,258	912
Deferred tax	817,459	256,226
Accrued expenses and other liabilities	10,013	5,960
Total liabilities	4,795,660	538,716
NET ASSETS	$942,926,034	$365,661,820
NET ASSETS CONSIST OF:
Paid-in capital	$792,796,171	$280,851,986
Total distributable earnings	150,129,863	84,809,834
NET ASSETS	$942,926,034	$365,661,820
INSTITUTIONAL CLASS SHARES
Net Assets	$929,280,181	$364,610,505
Shares outstanding ($0.01 par value, unlimited shares authorized)	51,239,888	15,506,087
Net asset value, offering and redemption price per share	$18.14	$23.51
INVESTOR CLASS SHARES
Net Assets	$13,645,853	$1,051,315
Shares outstanding ($0.01 par value, unlimited shares authorized)	758,878	45,252
Net asset value, offering and redemption price per share	$17.98	$23.23

The accompanying notes are an integral part of these financial statements.

18

Statements of Operations
Six Months Ended June 30, 2024 (Unaudited)

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $0, $475, and $0, respectively)	$7,006,304	$ 345,341	$ 97,563
Interest	1,745,717	183,977	19,890
Total investment income	8,752,021	529,318	117,453
EXPENSES:
Investment advisory fees (Note 5)	9,082,776	648,125	380,445
Shareholder servicing fees	450,564	16,021	12,631
Directors fees	51,386	51,386	51,386
Federal and state registration	64,275	34,660	23,474
Fund accounting and administration fees	76,636	22,095	19,932
Professional fees	22,589	22,896	25,610
Reports to shareholders	59,193	3,645	2,775
Custody fees	10,942	1,437	5,357
Interest expense (Note 6)	—	—	13
Miscellaneous expenses	1,326	167	144
Rule 12b-1 fees – Investor Class Shares (Note 7)	191,645	923	4
Total expenses	10,011,332	801,355	521,771
Fee waiver by Advisor (Note 5)	—	(65,889)	(141,308)
Net expenses	10,011,332	735,466	380,463
NET INVESTMENT LOSS	(1,259,311)	(206,148)	(263,010)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	56,652,825	4,562,499	1,970,772
Written option contracts	—	—	56,273
Net change in unrealized appreciation/depreciation on:
Investments	(167,886,717)	(11,379,118)	174,573
Written option contracts	—	—	(29,564)
Net realized and unrealized gain (loss) on investments	(111,233,892)	(6,816,619)	2,172,054
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,493,203)	$(7,022,767)	$1,909,044

The accompanying notes are an integral part of these financial statements.

19

Statements of Operations
Six Months Ended June 30, 2024 (Unaudited) (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $1,364,035 and $372,654, respectively)	$ 7,980,661	$ 2,297,158
Interest	669,452	233,555
Total investment income	8,650,113	2,530,713
EXPENSES:
Investment advisory fees (Note 5)	3,373,442	1,287,706
Shareholder servicing fees	143,900	27,576
Directors fees	51,519	51,386
Federal and state registration	63,262	30,937
Custody fees	64,699	21,382
Fund accounting and administration fees	42,528	30,064
Professional fees	23,886	23,886
Reports to shareholders	20,379	5,237
Miscellaneous expenses	6,684	5,753
Rule 12b-1 fees – Investor Class Shares (Note 7)	20,166	1,260
Total expenses	3,810,465	1,485,187
Fee waiver by Advisor (Note 5)	(191,959)	(110,373)
Net expenses	3,618,506	1,374,814
NET INVESTMENT INCOME	5,031,607	1,155,899
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments (net of foreign taxes paid of $61,933 and $0, respectively)	(5,309,526)	4,517,649
Foreign currency transactions	(180,435)	(14,560)
Net change in unrealized appreciation/depreciation on:
Investments	57,065,020	38,705,301
Foreign currency translation	(51,873)	(10,641)
Net realized and unrealized gain on investments and foreign currency translation	51,523,186	43,197,749
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,554,793	$44,353,648

The accompanying notes are an integral part of these financial statements.

20

STATEMENTS OF CHANGES IN NET ASSETS

	Baird Mid Cap Growth Fund		Baird Small/Mid Cap Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment loss	$(1,259,311)	$(1,308,750)	$(206,148)	$ (362,143)
Net realized gain (loss) on investments	56,652,825	102,098,984	4,562,499	(10,960,374)
Net change in unrealized appreciation/depreciation on investments	(167,886,717)	290,593,196	(11,379,118)	27,715,416
Net increase (decrease) in net assets resulting from operations	(112,493,203)	391,383,430	(7,022,767)	16,392,899
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	212,152,755	722,927,473	10,392,117	29,411,729
Shares issued to holders in reinvestment of distributions	—	49,173,891	—	—
Cost of shares redeemed	(399,418,226)	(494,791,697)	(15,340,932)	(16,983,990)
Net increase (decrease) in net assets resulting from capital share transactions	(187,265,471)	277,309,667	(4,948,815)	12,427,739
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	—	(51,408,482)	—	—
Investor Class	—	(4,277,963)	—	—
Total distributions to shareholders	—	(55,686,445)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(299,758,674)	613,006,652	(11,971,582)	28,820,638
NET ASSETS:
Beginning of period	2,529,413,633	1,916,406,981	176,684,379	147,863,741
End of period	$2,229,654,959	$ 2,529,413,633	$ 164,712,797	$176,684,379

The accompanying notes are an integral part of these financial statements.

21

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Equity Opportunity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$ (263,010)	$ 11,163
Net realized gain (loss) on investments and written option contracts	2,027,045	(2,157,034)
Net change in unrealized appreciation/depreciation on investments and written option contracts	145,009	9,432,022
Net increase in net assets resulting from operations	1,909,044	7,286,151
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,651,509	6,853,485
Shares issued to holders in reinvestment of distributions	—	6,261
Cost of shares redeemed	(3,646,221)	(11,710,271)
Net increase (decrease) in net assets resulting from capital share transactions	2,005,288	(4,850,525)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	—	(6,327)
Investor Class	—	—
Total distributions to shareholders	—	(6,327)
TOTAL INCREASE IN NET ASSETS	3,914,332	2,429,299
NET ASSETS:
Beginning of period	60,243,802	57,814,503
End of period	$64,158,134	$60,243,802

The accompanying notes are an integral part of these financial statements.

22

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Chautauqua International Growth Fund		Baird Chautauqua Global Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$ 5,031,607	$ 4,995,699	$ 1,155,899	$ 1,596,543
Net realized gain (loss) on investments and foreign currency transactions	(5,489,961)	2,703,202	4,503,089	(457,343)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	57,013,147	62,270,476	38,694,660	42,773,944
Net increase in net assets resulting from operations	56,554,793	69,969,377	44,353,648	43,913,144
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	134,248,064	401,673,235	13,553,217	32,304,361
Shares issued to holders in reinvestment of distributions	—	1,494,819	—	1,236,689
Cost of shares redeemed	(71,883,558)	(140,522,720)	(11,747,951)	(22,510,079)
Net increase in net assets resulting from capital share transactions	62,364,506	262,645,334	1,805,266	11,030,971
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	—	(1,649,060)	—	(1,307,617)
Investor Class	—	(24,611)	—	(1,777)
Total distributions to shareholders	—	(1,673,671)	—	(1,309,394)
TOTAL INCREASE IN NET ASSETS	118,919,299	330,941,040	46,158,914	53,634,721
NET ASSETS:
Beginning of period	824,006,735	493,065,695	319,502,906	265,868,185
End of period	$942,926,034	$824,006,735	$365,661,820	$319,502,906

The accompanying notes are an integral part of these financial statements.

23

Financial Highlights
Baird Mid Cap Growth Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$24.69	$21.01	$29.50	$28.17	$22.90	$17.72
Income from investment operations:
Net investment loss(1)	(0.01)	(0.01)	(0.07)	(0.15)	(0.08)	(0.02)
Net realized and unrealized gains (losses) on investments	(1.13)	4.24	(8.08)	6.30	7.99	6.44
Total from investment operations	(1.14)	4.23	(8.15)	6.15	7.91	6.42
Less distributions:
Distributions from net realized gains	—	(0.55)	(0.34)	(4.82)	(2.64)	(1.24)
Total distributions	—	(0.55)	(0.34)	(4.82)	(2.64)	(1.24)
Net asset value, end of period	$23.55	$24.69	$21.01	$29.50	$28.17	$22.90
Total return	(4.66)%(2)	20.17%	(27.64)%	22.51%	34.81%	36.31%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 2,093.0	$ 2,351.4	$ 1,762.8	$ 2,334.3	$ 2,065.5	$1,825.8
Ratio of expenses to average net assets	0.81%(3)	0.81%	0.81%	0.80%	0.82%	0.82%
Ratio of net investment loss to average net assets	(0.09)%(3)	(0.04)%	(0.29)%	(0.49)%	(0.35)%	(0.07)%
Portfolio turnover rate(4)	19%(2)	42%	26%	31%	47%	43%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

24

Financial Highlights
Baird Mid Cap Growth Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$22.43	$19.18	$27.04	$26.22	$21.53	$16.76
Income from investment operations:
Net investment loss(1)	(0.04)	(0.06)	(0.11)	(0.21)	(0.14)	(0.07)
Net realized and unrealized gains (losses) on investments	(1.02)	3.86	(7.41)	5.85	7.47	6.08
Total from investment operations	(1.06)	3.80	(7.52)	5.64	7.33	6.01
Less distributions:
Distributions from net realized gains	—	(0.55)	(0.34)	(4.82)	(2.64)	(1.24)
Total distributions	—	(0.55)	(0.34)	(4.82)	(2.64)	(1.24)
Net asset value, end of period	$21.37	$22.43	$19.18	$27.04	$26.22	$21.53
Total return	(4.73)%(2)	19.86%	(27.82)%	22.25%	34.32%	35.94%
Supplemental data and ratios:
Net assets, end of period (millions)	$136.7	$178.0	$153.6	$233.7	$200.3	$148.3
Ratio of expenses to average net assets	1.06%(3)	1.06%	1.06%	1.05%	1.07%	1.07%
Ratio of net investment loss to average net assets	(0.34)%(3)	(0.29)%	(0.54)%	(0.74)%	(0.60)%	(0.32)%
Portfolio turnover rate(4)	19%(2)	42%	26%	31%	47%	43%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

25

Financial Highlights
Baird Small/Mid Cap Growth Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$16.00	$14.43	$19.94	$ 17.39	$ 12.26	$8.95
Income from investment operations:
Net investment loss(1)	(0.02)	(0.03)	(0.05)	(0.12)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.61)	1.60	(5.36)	3.29	5.52	3.34
Total from investment operations	(0.63)	1.57	(5.41)	3.17	5.46	3.31
Less distributions:
Distributions from net realized gains	—	—	(0.10)	(0.62)	(0.33)	—
Total distributions	—	—	(0.10)	(0.62)	(0.33)	—
Net asset value, end of period	$15.37	$16.00	$14.43	$19.94	$17.39	$12.26
Total return	(3.94)%(2)	10.88%	(27.14)%	18.42%	44.57%	36.98%
Supplemental data and ratios:
Net assets, end of period (millions)	$164.2	$175.9	$147.1	$ 164.3	$51.2	$18.3
Ratio of expenses to average net assets	0.85%(3)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets (before waivers)	0.93%(3)	0.92%	0.98%	1.00%	1.43%	2.10%
Ratio of net investment loss to average net assets	(0.24)%(3)	(0.22)%	(0.33)%	(0.63)%	(0.41)%	(0.25)%
Ratio of net investment loss to average net assets (before waivers)	(0.31)%(3)	(0.29)%	(0.45)%	(0.78)%	(0.99)%	(1.50)%
Portfolio turnover rate(4)	38%(2)	48%	39%	50%	65%	60%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

26

Financial Highlights
Baird Small/Mid Cap Growth Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 15.75	$ 14.24	$19.72	$ 17.25	$ 12.21	$8.94
Income from investment operations:
Net investment loss(1)	(0.04)	(0.07)	(0.09)	(0.17)	(0.09)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.61)	1.58	(5.29)	3.26	5.46	3.33
Total from investment operations	(0.65)	1.51	(5.38)	3.09	5.37	3.27
Less distributions:
Distributions from net realized gains	—	—	(0.10)	(0.62)	(0.33)	—
Total distributions	—	—	(0.10)	(0.62)	(0.33)	—
Net asset value, end of period	$ 15.10	$ 15.75	$14.24	$ 19.72	$ 17.25	$ 12.21
Total return	(4.13)%(2)	10.60%	(27.29)%	18.10%	43.89%	36.69%
Supplemental data and ratios:
Net assets, end of period (thousands)	$ 520.3	$ 826.0	$779.4	$ 863.7	$ 661.0	$ 287.3
Ratio of expenses to average net assets	1.10%(3)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (before waivers)	1.18%(3)	1.17%	1.23%	1.25%	1.68%	2.35%
Ratio of net investment loss to average net assets	(0.49)%(3)	(0.47)%	(0.58)%	(0.88)%	(0.66)%	(0.50)%
Ratio of net investment loss to average net assets (before waivers)	(0.56)%(3)	(0.54)%	(0.70)%	(1.03)%	(1.24)%	(1.75)%
Portfolio turnover rate(4)	38%(2)	48%	39%	50%	65%	60%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

27

Financial Highlights
Baird Equity Opportunity Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 13.33	$11.72	$17.68	$ 15.56	$ 15.96	$ 13.58
Income from investment operations:
Net investment income (loss)(1)	(0.06)	0.00(2)	(0.09)	0.14	0.03	0.13
Net realized and unrealized gains (losses) on investments and written option contracts	0.46	1.61	(1.95)	2.82	0.43(5)	2.36
Total from investment operations	0.40	1.61	(2.04)	2.96	0.46	2.49
Less distributions:
Distributions from net investment income	—	(0.00)(2)	—	(0.17)	(0.03)	(0.11)
Distributions from net realized gains	—	—	(3.92)	(0.67)	(0.83)	—
Total distributions	—	(0.00)(2)	(3.92)	(0.84)	(0.86)	(0.11)
Net asset value, end of period	$ 13.73	$ 13.33	$11.72	$ 17.68	$ 15.56	$ 15.96
Total return	3.00%(3)	13.75%	(11.56)%	19.40%	2.85%	18.40%
Supplemental data and ratios:
Net assets, end of period (millions)	$64.2	$60.2	$57.8	$61.0	$30.4	$33.0
Ratio of expenses to average net assets	1.25%(4)	1.25%	1.25%	0.98%(6)	0.95%	0.95%
Ratio of expenses to average net assets (before waivers)	1.71%(4)	1.70%	1.73%	1.53%	1.64%	1.44%
Ratio of net investment income (loss) to average net assets	(0.86)%(4)	0.02%	(0.55)%	0.82%	0.21%	0.87%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.33)%(4)	(0.43)%	(1.02)%	0.27%	(0.48)%	0.38%
Portfolio turnover rate(8)	38%(3)	67%	72%	67%(7)	61%	55%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(7)
The cost of purchases and the proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

28

Financial Highlights
Baird Equity Opportunity Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 13.23	$11.65	$17.65	$ 15.52	$ 15.97	$ 13.58
Income from investment operations:
Net investment income (loss)(1)	(0.08)	(0.03)	(0.13)	0.10	(0.01)	0.09
Net realized and unrealized gains (losses) on investments and written option contracts
	0.47	1.61	(1.95)	2.83	0.42(2)	2.37
Total from investment operations	0.39	1.58	(2.08)	2.93	0.41	2.46
Less distributions:
Distributions from net investment income	—	—	—	(0.13)	(0.03)	(0.07)
Distributions from net realized gains	—	—	(3.92)	(0.67)	(0.83)	—
Total distributions	—	—	(3.92)	(0.80)	(0.86)	(0.07)
Net asset value, end of period	$ 13.62	$ 13.23	$11.65	$ 17.65	$ 15.52	$ 15.97
Total return	2.87%(3)	13.56%	(11.77)%	19.16%	2.54%	18.19%
Supplemental data and ratios:
Net assets, end of period (thousands)	$2.6	$2.6	$2.3	$2.6	$ 295.7	$ 883.8
Ratio of expenses to average net assets	1.50%(4)	1.50%	1.50%	1.23%(5)	1.20%	1.20%
Ratio of expenses to average net assets (before waivers)	1.96%(4)	1.95%	1.98%	1.78%	1.89%	1.69%
Ratio of net investment income (loss) to average net assets	(1.11)%(4)	(0.23)%	(0.80)%	0.57%	(0.04)%	0.62%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.58)%(4)	(0.68)%	(1.27)%	0.02%	(0.73)%	0.13%
Portfolio turnover rate(7)	38%(3)	67%	72%	67%(6)	61%	55%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(6)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

29

Financial Highlights
Baird Chautauqua International Growth Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$17.04	$ 15.19	$18.65	$ 17.51	$ 12.62	$ 10.17
Income from investment operations:
Net investment income(1)	0.10	0.13	0.06	0.04	0.01	0.30
Net realized and unrealized gains (losses) on investments and foreign currency translation
	1.00	1.76	(3.38)	1.19	5.00	2.42
Total from investment operations	1.10	1.89	(3.32)	1.23	5.01	2.72
Less distributions:
Distributions from net investment income	—	(0.04)	(0.03)	(0.09)	(0.12)	(0.27)
Distributions from net realized gains	—	—	(0.11)	—	—	—
Total distributions	—	(0.04)	(0.14)	(0.09)	(0.12)	(0.27)
Paid in capital from redemption fees(2)	—	—	—	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of period	$ 18.14	$ 17.04	$15.19	$ 18.65	$ 17.51	$ 12.62
Total return	6.46%(4)	12.41%	(17.84)%	6.90%	39.84%	26.72%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 929.3	$ 808.4	$479.1	$ 468.2	$ 321.8	$ 172.7
Ratio of expenses to average net assets	0.80%(5)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.84%(5)	0.86%	0.87%	0.86%	0.90%	0.96%
Ratio of net investment income to average net assets	1.12%(5)	0.78%	0.37%	0.20%	0.07%	2.56%
Ratio of net investment income (loss) to average net assets (before waivers)	1.08%(5)	0.73%	0.31%	0.14%	(0.03)%	2.40%
Portfolio turnover rate(6)	8%(4)	12%	23%	14%	31%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

30

Financial Highlights
Baird Chautauqua International Growth Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$16.92	$15.11	$18.58	$ 17.48	$ 12.60	$10.15
Income from investment operations:
Net investment income (loss)(1)	0.08	0.09	0.02	(0.01)	(0.02)	0.27
Net realized and unrealized gains (losses) on investments and foreign currency translation
	0.98	1.75	(3.37)	1.20	4.95(7)	2.41
Total from investment operations	1.06	1.84	(3.35)	1.19	4.93	2.68
Less distributions:
Distributions from net investment income	—	(0.03)	(0.01)	(0.09)	(0.05)	(0.23)
Distributions from net realized gains	—	—	(0.11)	—	—	—
Total distributions	—	(0.03)	(0.12)	(0.09)	(0.05)	(0.23)
Paid in capital from redemption fees(2)	—	—	—	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of period	$17.98	$16.92	$15.11	$ 18.58	$ 17.48	$12.60
Total return	6.26%(4)	12.15%	(18.03)%	6.62%	39.37%	26.42%
Supplemental data and ratios:
Net assets, end of period (thousands)	$ 13,645.9	$ 15,656.4	$ 13,993.5	$ 608.0	$ 697.4	$ 1,494.8
Ratio of expenses to average net assets	1.05%(5)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.09%(5)	1.11%	1.12%	1.11%	1.15%	1.21%
Ratio of net investment income (loss) to average net assets	0.87%(5)	0.53%	0.12%	(0.05)%	(0.18)%	2.31%
Ratio of net investment income (loss) to average net assets (before waivers)	0.83%(5)	0.48%	0.06%	(0.11)%	(0.28)%	2.15%
Portfolio turnover rate(6)	8%(4)	12%	23%	14%	31%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
(7)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.

31

Financial Highlights
Baird Chautauqua Global Growth Fund - Institutional Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$ 20.67	$ 17.84	$22.36	$ 19.85	$ 14.47	$11.29
Income from investment operations:
Net investment income (loss) (1)	0.07	0.11	0.04	0.00(2)	(0.03)	0.22
Net realized and unrealized gains (losses) on investments and foreign currency translation
	2.77	2.81	(4.54)	2.59	5.49	3.18
Total from investment operations	2.84	2.92	(4.50)	2.59	5.46	3.40
Less distributions:
Distributions from net investment income	—	(0.09)	—	(0.08)	(0.09)	(0.16)
Distributions from net realized gains	—	—	(0.02)	—	—	(0.06)
Total distributions	—	(0.09)	(0.02)	(0.08)	(0.09)	(0.22)
Paid in capital from redemption fees(5)	—	—	—	0.00(2)	0.01	0.00(2)
Net asset value, end of period	$ 23.51	$ 20.67	$17.84	$ 22.36	$ 19.85	$ 14.47
Total return	13.74%(3)	16.34%	(20.11)%	12.93%	37.97%	30.14%
Supplemental data and ratios:
Net assets, end of period (millions)	$ 364.6	$ 318.5	$264.9	$ 314.7	$ 137.3	$55.8
Ratio of expenses to average net assets	0.80%(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.86%(4)	0.88%	0.92%	0.92%	1.04%	1.23%
Ratio of net investment income (loss) to average net assets	0.67%(4)	0.54%	0.20%	0.01%	(0.17)%	1.64%
Ratio of net investment income (loss) to average net assets (before waivers)	0.61%(4)	0.46%	0.09%	(0.11)%	(0.41)%	1.21%
Portfolio turnover rate(6)	7%(3)	14%	12%	13%	24%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

32

Financial Highlights
Baird Chautauqua Global Growth Fund - Investor Class

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of period	$20.44	$17.65	$22.18	$19.74	$14.36	$11.22
Income from investment operations:
Net investment income (loss) (1)	0.05	0.06	(0.01)	(0.05)	(0.06)	0.19
Net realized and unrealized gains (losses) on investments and foreign currency translation
	2.74	2.77	(4.50)	2.57	5.44	3.15
Total from investment operations	2.79	2.83	(4.51)	2.52	5.38	3.34
Less distributions:
Distributions from net investment income	—	(0.04)	—	(0.08)	(0.05)	(0.14)
Distributions from net realized gains	—	—	(0.02)	—	—	(0.06)
Total distributions	—	(0.04)	(0.02)	(0.08)	(0.05)	(0.20)
Paid in capital from redemption fees(5)	—	—	—	0.00(2)	0.05	0.00(2)
Net asset value, end of period	$23.23	$20.44	$17.65	$22.18	$19.74	$14.36
Total return	13.65%(3)	16.01%	(20.32)%	12.64%	37.94%	29.73%
Supplemental data and ratios:
Net assets, end of period (thousands)	$ 1,051.3	$ 1,037.9	$931.8	$ 1,590.1	$ 1,676.7	$ 1,606.9
Ratio of expenses to average net assets	1.05%(4)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.11%(4)	1.13%	1.17%	1.17%	1.29%	1.48%
Ratio of net investment income (loss) to average net assets	0.42%(4)	0.29%	(0.05)%	(0.24)%	(0.42)%	1.39%
Ratio of net investment income (loss) to average net assets (before waivers)	0.36%(4)	0.21%	(0.16)%	(0.36)%	(0.66)%	0.96%
Portfolio turnover rate(6)	7%(3)	14%	12%	13%	24%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

33

Notes to the Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (each, a “Fund,” and collectively, the “Funds”), five of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company except for the Baird Equity Opportunity Fund, which is a non-diversified fund. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The investment subadvisor to the Baird Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund	October 31, 2018	October 31, 2018
Baird Equity Opportunity Fund	May 1, 2012	May 1, 2012
Baird Chautauqua International Growth Fund	April 15, 2016	April 15, 2016
Baird Chautauqua Global Growth Fund	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%. See Note 7.
The Baird Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of mid-capitalization companies.
The Baird Small/Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.
The Baird Equity Opportunity Fund seeks to provide long-term capital appreciation through investments in equity securities of small- and medium-capitalization companies.
The Baird Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.
The Baird Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, owned a controlling ownership in the Baird Equity Opportunity Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation

34

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period.

Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices. See Note 2(d) for additional information regarding financial derivative instruments.

The Baird Chautauqua International Growth, Baird Chautauqua Global Growth, and Baird Equity Opportunity Funds have retained an independent fair value pricing service to assist in valuing foreign securities traded on a foreign exchange in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day. Occasionally, significant events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Foreign Securities – The Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, and Baird Equity Opportunity Fund may invest in common stocks, ADRs or other depositary shares or receipts, or ordinary shares of publicly-traded foreign issuers, and ADRs that are traded on a major U.S. exchange. The Baird Chautauqua International Growth Fund and Baird Chautauqua Global Growth Fund may invest in common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs of non-U.S. companies. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These

35

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency transactions include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.
d)
Financial Derivatives Instruments – Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Baird Equity Opportunity Fund (the “Fund”) may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options. The Fund qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.
Writing Put and Call Options
As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

36

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.

At June 30, 2024, the Baird Equity Opportunity Fund pledged securities with a fair value of $2,219,200 as collateral for option contracts. See the Fund’s Schedule of Investments for the securities pledged as collateral.
e)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2023, or for any other tax years which are open for exam. As of December 31, 2023, open tax years include the tax years ended December 31, 2020 through 2023. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.
f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.
g)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.
h)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
i)
Securities Transactions and Investment Income – The Funds determine the gain or loss realized from investment transactions using the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date. When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest. Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.
j)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

37

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
3. Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:
Baird Mid Cap Growth Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	8,124,017	$198,278,826	29,037,067	$684,051,811
Shares issued to shareholders in reinvestment of distributions	—	—	1,856,978	44,994,578
Shares redeemed	(14,459,245)	(351,461,014)	(19,556,605)	(450,452,068)
Net increase (decrease)	(6,335,228)	$ (153,182,188)	11,337,440	$278,594,321
Shares Outstanding:
Beginning of period	95,228,088		83,890,648
End of period	88,892,860		95,228,088

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	613,587	$13,873,929	1,839,593	$38,875,662
Shares issued to shareholders in reinvestment of distributions	—	—	189,883	4,179,313
Shares redeemed	(2,152,649)	(47,957,212)	(2,104,022)	(44,339,629)
Net decrease	(1,539,062)	$(34,083,283)	(74,546)	$(1,284,654)
Shares Outstanding:
Beginning of period	7,935,226		8,009,772
End of period	6,396,164		7,935,226

Total net increase (decrease)		$ (187,265,471)		$ 277,309,667

Baird Small/Mid Cap Growth Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	658,657	$10,385,917	1,890,067	$29,260,638
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(966,245)	(15,054,196)	(1,089,756)	(16,795,892)
Net increase (decrease)	(307,588)	$(4,668,279)	800,311	$12,464,746
Shares Outstanding:
Beginning of period	10,993,556		10,193,245
End of period	10,685,968		10,993,556

38

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	398	$6,200	9,764	$151,091
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(18,410)	(286,736)	(12,042)	(188,098)
Net decrease	(18,012)	$(280,536)	(2,278)	$(37,007)
Shares Outstanding:
Beginning of period	52,460		54,738
End of period	34,448		52,460

Total net increase (decrease)		$ (4,948,815)		$12,427,739

Baird Equity Opportunity Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	427,755	$5,651,509	544,710	$6,853,485
Shares issued to shareholders in reinvestment of distributions	—	—	465	6,261
Shares redeemed	(274,767)	(3,646,221)	(959,077)	(11,710,271)
Net increase (decrease)	152,988	$2,005,288	(413,902)	$(4,850,525)
Shares Outstanding:
Beginning of period	4,519,384		4,933,286
End of period	4,672,372		4,519,384

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	—	$ —	—	$ —
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Shares Outstanding:
Beginning of period	194		194
End of period	194		194

Total net increase (decrease)		$2,005,288		$(4,850,525)

39

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
Baird Chautauqua International Growth Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,656,336	$ 133,535,656	24,161,666	$398,499,097
Shares issued to shareholders in reinvestment of distributions	—	—	86,180	1,470,224
Shares redeemed	(3,856,003)	(68,176,756)	(8,352,531)	(137,364,324)
Net increase	3,800,333	$65,358,900	15,895,315	$262,604,997
Shares Outstanding:
Beginning of period	47,439,555		31,544,240
End of period	51,239,888		47,439,555

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	40,606	$712,408	192,145	$3,174,138
Shares issued to shareholders in reinvestment of distributions	—	—	1,453	24,595
Shares redeemed	(207,313)	(3,706,802)	(194,323)	(3,158,396)
Net increase (decrease)	(166,707)	$(2,994,394)	(725)	$40,337
Shares Outstanding:
Beginning of period	925,585		926,310
End of period	758,878		925,585

Total net increase		$ 62,364,506		$ 262,645,334

Baird Chautauqua Global Growth Fund

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	619,346	$13,505,970	1,649,691	$32,128,385
Shares issued to shareholders in reinvestment of distributions	—	—	59,665	1,235,054
Shares redeemed	(523,128)	(11,585,767)	(1,146,580)	(22,297,065)
Net increase	96,218	$1,920,203	562,776	$11,066,374
Shares Outstanding:
Beginning of period	15,409,869		14,847,093
End of period	15,506,087		15,409,869

40

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,097	$47,247	9,165	$175,976
Shares issued to shareholders in reinvestment of distributions	—	—	80	1,635
Shares redeemed	(7,613)	(162,184)	(11,257)	(213,014)
Net decrease	(5,516)	$(114,937)	(2,012)	$(35,403)
Shares Outstanding:
Beginning of period	50,768		52,780
End of period	45,252		50,768

Total net increase		$ 1,805,266		$ 11,030,971

4. Investment Transactions and Income Tax Information
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Purchases:	$447,111,115	$64,199,458	$26,056,191	$154,369,319	$27,067,301
Sales:	618,955,435	69,576,540	23,178,463	71,878,756	24,328,833

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2024.
As of December 31, 2023, the components of accumulated earnings (accumulated losses) for income tax purposes were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Cost of investments	$1,818,033,415	$154,937,582	$55,149,998	$723,247,955	$277,029,508
Gross unrealized appreciation	764,350,468	30,796,740	10,290,008	182,387,335	82,551,836
Gross unrealized depreciation	(52,782,837)	(6,205,070)	(4,810,418)	(89,346,598)	(40,694,114)
Net unrealized appreciation	711,567,631	24,591,670	5,479,590	93,040,737	41,857,722
Undistributed ordinary income	—	—	4,836	4,474,758	646,627
Distributable earnings	—	—	4,836	4,474,758	646,627
Other accumulated losses	(1,710,074)	(29,917,001)	(1,844,238)	(3,940,425)	(2,048,163)
Total distributable earnings (accumulated deficit)	$709,857,557	$(5,325,331)	$3,640,188	$93,575,070	$40,456,186

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and net operating losses. These reclassifications have no effect on net assets or NAV per share.

41

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
For the year ended December 31, 2023, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid In Capital
Baird Mid Cap Growth Fund	$(3,869,570)	$3,869,570
Baird Small/Mid Cap Growth Fund	362,143	(362,143)
Baird Chautauqua International Growth Fund	1	(1)

Distributions to Shareholders
Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
During the six months ended June 30, 2024, the Funds did not pay any distributions. During the year ended December 31, 2023, the tax components of distributions paid were as follows:

	Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Total
Baird Mid Cap Growth Fund	$—	$55,686,445	$55,686,445
Baird Equity Opportunity Fund	6,327	—	6,327
Baird Chautauqua International Growth Fund	1,673,671	—	1,673,671
Baird Chautauqua Global Growth Fund	1,309,394	—	1,309,394

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2023.
At December 31, 2023, the following Fund deferred, on a tax basis, post-October losses and specified losses of:

Fund	Loss Deferral
Baird Mid Cap Growth Fund	$1,710,074

At December 31, 2023, accumulated capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$14,397,685	$15,519,316	Indefinitely	Indefinitely
Baird Equity Opportunity Fund	1,549,548	311,492	Indefinitely	Indefinitely
Baird Chautauqua International Growth Fund	3,024,809	932,913	Indefinitely	Indefinitely
Baird Chautauqua Global Growth Fund	641,323	1,413,051	Indefinitely	Indefinitely

During the year ended December 31, 2023, the Baird Chautauqua International Growth Fund utilized $2,955,716 of long-term capital loss carryover. During the year ended December 31, 2023, the Baird Mid Cap Growth Fund and the Baird Chautauqua International Growth Fund utilized $45,587,598 and $2,661,512 of short-term capital loss carryover, respectively.

42

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
5. Investment Advisory and Other Agreements
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services. In addition, Baird has entered into a Subadvisory Agreement with Greenhouse related to the Baird Equity Opportunity Fund. Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Equity Opportunity Fund	1.25%
Baird Chautauqua International Growth Fund	0.75%
Baird Chautauqua Global Growth Fund	0.75%

Under the Subadvisory Agreement, Baird is obligated to pay Greenhouse its subadvisory fee out of the advisory fee paid to Baird by the Baird Equity Opportunity Fund.
The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Equity Opportunity Fund	1.25%	1.50%
Baird Chautauqua International Growth Fund	0.80%	1.05%
Baird Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreements are in effect through at least April 30, 2025 for all Funds.
To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed for the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended June 30,	Fiscal Year Ended December 31,
Recoverable amounts reimbursed during:	2024	2023	2022	2021
Subject to recovery on or before:	2027	2026	2025	2024
Fund:
Baird Small/Mid Cap Growth Fund	$65,889	$114,868	$189,890	$92,913
Baird Chautauqua International Growth Fund	191,959	357,653	315,901	166,368
Baird Chautauqua Global Growth Fund	110,373	243,392	317,746	179,561

43

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed by the Baird Equity Opportunity Fund under the Expense Cap/Reimbursement Agreement or under prior agreements. For the six months ended June 30, 2024, the Advisor waived the following amount pursuant to the Expense Cap/Reimbursement Agreement between the Advisor and the Company on behalf of the Baird Equity Opportunity Fund:

Fund	Waived Amount
Baird Equity Opportunity Fund	$141,308

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2024 for the Funds.
Certain officers and employees of the Advisor are also officers of the Funds.
6. Line of Credit
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,000,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of June 30, 2024, the Prime Rate was 8.50%. The LOC matures on May 19, 2025, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
During the six months ended June 30, 2024, the Funds borrowed from the LOC as follows:

Fund	Amount Borrowed	Interest Charges Accrued	Borrowing Rate
Baird Equity Opportunity Fund	$ 74,000	$ 13	6.50%

No other borrowings occurred during the six months ended June 30, 2024, nor were any other borrowings outstanding under the LOC as of June 30, 2024.
7. Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.

44

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
For the six months ended June 30, 2024, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Mid Cap Growth Fund	$191,645
Baird Small/Mid Cap Growth Fund	923
Baird Equity Opportunity Fund	4
Baird Chautauqua International Growth Fund	20,166
Baird Chautauqua Global Growth Fund	1,260

8. Other Derivatives Information
As a principal investment strategy, the Baird Equity Opportunity Fund may purchase and write options to hedge its portfolio and enhance returns. Options are subject to various risks including market risk, liquidity risk, volatility risk, counterparty risk, legal risk, and operations risk.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.
The following table presents the fair value of derivative instruments for the Baird Equity Opportunity Fund as of June 30, 2024 as presented on the Fund’s Statement of Assets and Liabilities:

		Fair Value
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Assets	Liabilities
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts	Investments, at value	$290,159	$—
Written option contracts	Written option contracts, at value	—	25,910
Total Option Contracts		$290,159	$25,910

The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2024. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts(a)
Equity	$(251,289)	$190,391
Written option contracts
Equity	56,273	(29,564)
Total Option Contracts	$(195,016)	$160,827

45

Notes to the Financial Statements
June 30, 2024 (Unaudited) (Continued)
(a) Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2024 were:

	Average Notional
	Purchased	Written
Baird Equity Opportunity Fund
Option contracts
Equity	$2,332,144	$1,383,487

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2024. There were no subsequent events since June 30, 2024, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

46

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
(Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

47

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
A special meeting of shareholders of Baird Funds, Inc. (the “Company”) was held on April 4, 2024. At the special meeting, shareholders voted on a proposal to elect five directors to serve on the Board of Directors of the Company. Further details regarding the proposal and the special meeting are contained in a definitive proxy statement filed with the Securities and Exchange Commission on February 7, 2024.
At the special meeting, the following action was taken:
The following individuals were elected to serve on the Board of Directors by the shareholders of the Funds, voting together in the aggregate:

NAME OF DIRECTOR	FOR	WITHHOLD
Darren R. Jackson	6,171,540,543.793	123,948,245.995
Leonard R. (Randy) Johnson	6,273,130,858.572	22,357,931.216
David J. Lubar	6,170,596,757.787	124,892,032.001
Cory L. Nettles	5,943,884,523.663	351,604,266.125
Marlyn J. Spear	6,170,833,180.312	124,655,609.476

Mr. Jackson, Mr. Lubar, Mr. Nettles and Ms. Spear were each continuing incumbent directors. Mr. Johnson was elected as a new member of the Board of Directors effective May 1, 2024. There were no abstentions or broker non-votes.

48

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment
Companies. (Unaudited)
See Statements of Operations within Item 7.

49

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Not applicable for the period covered by this report.

50

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s management, with the participation of its principal executive and principal financial officers, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable because the Registrant is not a closed-end management investment company.

Item 19. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Instruction to paragraph (a)(2).

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAIRD FUNDS, INC.

By (Signature and Title)*	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	September 5, 2024

By (Signature and Title)*	/s/ Dustin J. Hutter
Dustin J. Hutter, Principal Financial Officer

Date	September 5, 2024

* Print the name and title of each signing officer under his or her signature.